Brighthouse Funds Trust II

Schedule of Investments
March 31, 2020

Brighthouse Funds Trust II

Schedule of Investments as of March 31, 2020

Baillie Gifford International Stock Portfolio	BHFTII-1

BlackRock Bond Income Portfolio	BHFTII-5

BlackRock Capital Appreciation Portfolio	BHFTII-52

BlackRock Ultra-Short Term Bond Portfolio	BHFTII-56

Brighthouse Asset Allocation 20 Portfolio	BHFTII-59

Brighthouse Asset Allocation 40 Portfolio	BHFTII-60

Brighthouse Asset Allocation 60 Portfolio	BHFTII-61

Brighthouse Asset Allocation 80 Portfolio	BHFTII-62

Brighthouse/Artisan Mid Cap Value Portfolio	BHFTII-63

Brighthouse/Dimensional International Small Company Portfolio	BHFTII-67

Brighthouse/Wellington Balanced Portfolio	BHFTII-106

Brighthouse/Wellington Core Equity Opportunities Portfolio	BHFTII-138

Frontier Mid Cap Growth Portfolio	BHFTII-142

Jennison Growth Portfolio	BHFTII-146

Loomis Sayles Small Cap Core Portfolio	BHFTII-150

Loomis Sayles Small Cap Growth Portfolio	BHFTII-156

MetLife Aggregate Bond Index Portfolio	BHFTII-160

MetLife Mid Cap Stock index Portfolio	BHFTII-176

MetLife MSCI EAFE® Index Portfolio	BHFTII-184

MetLife Russell 2000® Index Portfolio	BHFTII-196

MetLife Stock Index Portfolio	BHFTII-215

MFS® Total Return Portfolio	BHFTII-225

MFS® Value Portfolio	BHFTII-239

Neuberger Berman Genesis Portfolio	BHFTII-243

T. Rowe Price Large Cap Growth Portfolio	BHFTII-246

T. Rowe Price Small Cap Growth Portfolio	BHFTII-252

Van Eck Global Natural Resources Portfolio	BHFTII-258

Western Asset Management Strategic Bond Opportunities Portfolio	BHFTII-262

Western Asset Management U.S. Government Portfolio	BHFTII-288

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

MSCI sponsors the MSCI EAFE® Index, Bloomberg Barclays sponsors the Bloomberg Barclays U.S. Aggregate Bond Index, Standard & Poor’s sponsors the S&P 500® Index and the S&P 400 MidCap Index, and FTSE Russell sponsors the Russell 2000® Index (together referred to as the “index sponsors”). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the Brighthouse Funds Trust II (the “Fund’s”) Portfolios (the “Portfolios”) or make any representation regarding the advisability of investing in the Portfolios. The index sponsors have no responsibility for and do not participate in the management of the Portfolio assets or sale of the Portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Brighthouse Funds Trust II Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with the Fund.

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—98.2% of Net Assets

Security Description	Shares	Value

Argentina—2.8%
MercadoLibre, Inc. (a)	86,401	$42,213,801

Australia—2.6%
Cochlear, Ltd.	131,509	15,108,359
CSL, Ltd.	136,892	24,832,615

		39,940,974

Belgium—0.8%
Umicore S.A.	366,205	12,805,884

Brazil—0.5%
Itau Unibanco Holding S.A. (ADR)	1,609,344	7,225,954

Canada—3.8%
Constellation Software, Inc.	30,578	27,790,715
Fairfax Financial Holdings, Ltd.	61,705	18,916,641
Ritchie Bros. Auctioneers, Inc.	317,067	10,837,350

		57,544,706

China—8.7%
Alibaba Group Holding, Ltd. (ADR) (a)	211,761	41,183,279
Ping An Healthcare and Technology Co., Ltd. (a) (b)	2,422,000	22,469,133
Ping An Insurance Group Co. of China, Ltd. - Class H	1,522,500	14,893,335
Prosus NV (a)	122,380	8,479,536
Tencent Holdings, Ltd.	619,100	30,188,289
Tencent Music Entertainment Group (ADR) (a)	1,464,468	14,732,548

		131,946,120

Denmark—3.0%
DSV Panalpina A/S	256,658	23,369,566
Novozymes A/S - B Shares	463,399	21,130,650

		44,500,216

Finland—1.8%
Kone Oyj - Class B	478,660	27,167,987

France—4.2%
Danone S.A.	278,863	17,985,162
Edenred	726,163	30,392,279
Legrand S.A.	233,900	15,030,327

		63,407,768

Germany—8.5%
Continental AG	82,185	6,010,177
Deutsche Boerse AG	275,563	37,853,590
MTU Aero Engines AG	63,999	9,376,021
SAP SE	322,789	37,073,320
Scout24 AG	618,681	37,245,527

		127,558,635

Hong Kong—4.2%
AIA Group, Ltd.	4,313,400	38,804,647
Hong Kong Exchanges and Clearing, Ltd.	804,000	24,145,105

		62,949,752

India—1.6%
Housing Development Finance Corp., Ltd.	1,148,947	24,416,985

Ireland—4.6%
CRH plc	649,149	17,626,560
Kingspan Group plc	503,350	26,951,128
Ryanair Holdings plc (ADR) (a)	454,095	24,107,904

		68,685,592

Japan—11.9%
Denso Corp.	483,400	15,614,866
FANUC Corp.	93,300	12,652,244
Japan Exchange Group, Inc.	1,595,000	28,183,039
Nidec Corp.	484,600	25,136,811
Shimano, Inc.	150,100	21,498,122
SMC Corp.	66,200	28,258,931
Sony Corp.	342,800	20,377,130
Sumitomo Mitsui Trust Holdings, Inc.	470,900	13,603,845
Toyota Tsusho Corp.	618,100	14,552,097

		179,877,085

Netherlands—5.0%
ASML Holding NV	67,148	17,845,281
Heineken Holding NV	253,722	19,472,660
IMCD NV	198,172	14,093,529
Just Eat Takeaway (a)	325,561	24,520,491

		75,931,961

Panama—0.6%
Copa Holdings S.A. - Class A	211,516	9,579,560

Peru—0.9%
Credicorp, Ltd.	89,772	12,843,680

Russia—1.3%
Magnit PJSC (GDR)	810,499	7,220,778
MMC Norilsk Nickel PJSC (ADR)	493,587	12,222,844

		19,443,622

Singapore—0.9%
United Overseas Bank, Ltd.	939,264	12,862,742

South Africa—1.9%
Discovery, Ltd. (b)	2,510,462	10,916,194
Naspers, Ltd. - N Shares	122,688	17,430,404

		28,346,598

South Korea—3.3%
NAVER Corp.	110,733	15,232,803
Samsung Electronics Co., Ltd.	878,995	34,161,359

		49,394,162

Spain—4.0%
Amadeus IT Group S.A.	311,145	14,756,182
Bankinter S.A.	2,475,807	9,089,557

BHFTII-1

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Spain—(Continued)
Grifols S.A.	403,697	$13,749,959
Grifols S.A. (ADR)	251,270	5,060,578
Industria de Diseno Textil S.A	700,886	18,196,228

		60,852,504

Sweden—2.9%
Atlas Copco AB - B Shares	883,653	26,057,488
Epiroc AB - Class B	1,762,298	17,477,314

		43,534,802

Switzerland—4.7%
Cie Financiere Richemont S.A.	268,440	14,711,750
Kuehne & Nagel International AG	143,080	19,666,207
Nestle S.A.	351,922	36,271,975

		70,649,932

Taiwan—3.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,875,000	52,440,328

United Kingdom—9.0%
boohoo Group plc (a)	3,278,695	7,739,420
Burberry Group plc	763,031	12,483,286
Experian plc	932,385	25,955,912
Hargreaves Lansdown plc	1,209,172	20,718,799
Prudential plc	1,247,059	15,918,749
Rio Tinto plc	539,784	24,777,571
St. James’s Place plc	927,920	8,841,943
Unilever NV	403,181	19,864,719

		136,300,399

United States—1.2%
Spotify Technology S.A. (a)	150,540	18,281,578

Total Common Stocks (Cost $1,354,855,656)		1,480,703,327

Preferred Stock—0.4%

Spain—0.4%
Grifols S.A. - Class B (Cost $7,254,613)	298,067	5,957,022

Short-Term Investment —1.1%

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $15,892,367; collateralized by U.S. Treasury Note at 1.750%, maturing 06/30/22, with a market value of $16,211,625.	15,892,367	15,892,367

Total Short-Term Investments (Cost $15,892,367)		15,892,367

Securities Lending Reinvestments (c)—0.5%
Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—0.3%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $521,000; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $531,420.	521,000	$521,000
CF Secured LLC Repurchase Agreement dated 03/31/20 at 0.040%, due on 04/01/20 with a maturity value of $1,000,001; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 6.500%, maturity dates ranging from 10/31/20 - 01/01/50, and an aggregate market value of $1,020,001.	1,000,000	1,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $100,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $102,000.	100,000	100,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $400,004; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $408,000.	400,000	400,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/20 at 0.250%, due on 04/01/20 with a maturity value of $1,500,010; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.625%, maturity dates ranging from 08/31/20 - 02/15/49, and various Common Stock with an aggregate market value of $1,645,938.	1,500,000	1,500,000
Societe Generale Repurchase Agreement dated 03/31/20 at 0.580%, due on 04/01/20 with a maturity value of $1,000,016; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/25, and various Common Stock with an aggregate market value of $1,111,036.	1,000,000	1,000,000

		4,521,000

Time Deposit—0.0%
Rabobank International Netherlands 0.080%, 04/01/20	150,000	150,000

Mutual Funds—0.2%
BlackRock Liquidity Funds, Institutional Shares 0.340% (d)	1,000,000	1,000,000
Fidelity Government Portfolio, Institutional Class 0.340% (d)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (d)	500,000	500,000
STIT-Government & Agency Portfolio, Institutional Class 0.430% (d)	500,000	500,000

BHFTII-2

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
Wells Fargo Government Money Market Fund, Select Class 0.350% (d)	500,000	$500,000

		3,000,000

Total Securities Lending Reinvestments (Cost $7,671,000)		7,671,000

Total Investments—100.2% (Cost $1,385,673,636)		1,510,223,716
Other assets and liabilities (net)—(0.2)%		(2,496,755)

Net Assets—100.0%		$1,507,726,961

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $26,742,910 and the collateral received consisted of cash in the amount of $7,671,000 and non-cash collateral with a value of $20,122,416. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2020.

Ten Largest Industries as of March 31, 2020 (Unaudited)	% of Net Assets
Internet & Direct Marketing Retail	9.4
Capital Markets	7.9
Machinery	7.4
Insurance	6.6
Interactive Media & Services	5.5
Semiconductors & Semiconductor Equipment	4.7
Software	4.3
Banks	3.7
Food Products	3.6
Biotechnology	3.3

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt
(GDR)—	Global Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$42,213,801	$—	$—	$42,213,801
Australia	—	39,940,974	—	39,940,974
Belgium	—	12,805,884	—	12,805,884
Brazil	7,225,954	—	—	7,225,954
Canada	57,544,706	—	—	57,544,706
China	55,915,827	76,030,293	—	131,946,120
Denmark	—	44,500,216	—	44,500,216
Finland	—	27,167,987	—	27,167,987
France	—	63,407,768	—	63,407,768
Germany	—	127,558,635	—	127,558,635
Hong Kong	—	62,949,752	—	62,949,752
India	—	24,416,985	—	24,416,985
Ireland	24,107,904	44,577,688	—	68,685,592
Japan	—	179,877,085	—	179,877,085

BHFTII-3

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Netherlands	$14,534,657	$61,397,304	$—	$75,931,961
Panama	9,579,560	—	—	9,579,560
Peru	12,843,680	—	—	12,843,680
Russia	—	19,443,622	—	19,443,622
Singapore	—	12,862,742	—	12,862,742
South Africa	—	28,346,598	—	28,346,598
South Korea	—	49,394,162	—	49,394,162
Spain	5,060,578	55,791,926	—	60,852,504
Sweden	—	43,534,802	—	43,534,802
Switzerland	—	70,649,932	—	70,649,932
Taiwan	—	52,440,328	—	52,440,328
United Kingdom	—	136,300,399	—	136,300,399
United States	18,281,578	—	—	18,281,578
Total Common Stocks	247,308,245	1,233,395,082	—	1,480,703,327
Total Preferred Stock*	—	5,957,022	—	5,957,022
Total Short-Term Investment*	—	15,892,367	—	15,892,367
Securities Lending Reinvestments
Repurchase Agreements	—	4,521,000	—	4,521,000
Time Deposit	—	150,000	—	150,000
Mutual Funds	3,000,000	—	—	3,000,000
Total Securities Lending Reinvestments	3,000,000	4,671,000	—	7,671,000
Total Investments	$250,308,245	$1,259,915,471	$—	$1,510,223,716

Collateral for Securities Loaned (Liability)	$—	$(7,671,000)	$—	$(7,671,000)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-4

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—49.5% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—30.1%
Fannie Mae 15 Yr. Pool
2.000%, 10/01/31	209,135	$215,459
2.000%, 11/01/31	2,569,261	2,646,955
2.000%, 12/01/31	277,942	286,349
2.000%, 03/01/32	1,667,734	1,718,166
2.500%, 09/01/27	222,949	231,931
2.500%, 02/01/28	26,568	27,596
2.500%, 04/01/28	66,027	69,011
2.500%, 08/01/28	181,390	189,572
2.500%, 01/01/30	987,181	1,030,866
2.500%, 02/01/30	116,694	121,479
2.500%, 03/01/30	195,588	204,189
2.500%, 07/01/30	716,413	746,204
2.500%, 08/01/30	2,352,678	2,452,868
2.500%, 09/01/30	1,161,834	1,212,285
2.500%, 11/01/30	2,387,775	2,488,389
2.500%, 03/01/31	131,179	136,125
2.500%, 06/01/31	659,403	688,442
2.500%, 07/01/31	364,132	380,172
2.500%, 08/01/31	60,435	63,093
2.500%, 10/01/31	3,247,125	3,388,040
2.500%, 11/01/31	2,041,668	2,131,451
2.500%, 02/01/32	96,499	100,508
2.500%, 03/01/32	319,603	334,033
2.500%, 08/01/32	2,365,722	2,463,960
2.500%, 02/01/33	4,145,486	4,312,517
3.000%, 04/01/28	140,174	147,449
3.000%, 05/01/28	148,229	155,859
3.000%, 10/01/28	309,635	325,580
3.000%, 11/01/28	2,275,890	2,389,921
3.000%, 12/01/28	616,048	644,953
3.000%, 01/01/29	233,561	244,937
3.000%, 04/01/29	1,036,409	1,090,925
3.000%, 05/01/29	1,451,870	1,524,871
3.000%, 08/01/29	1,503,615	1,583,116
3.000%, 10/01/29	400,745	422,199
3.000%, 03/01/30	826,016	871,171
3.000%, 04/01/30	678,923	715,341
3.000%, 05/01/30	1,073,998	1,132,112
3.000%, 07/01/30	805,584	848,670
3.000%, 08/01/30	3,880,952	4,087,604
3.000%, 09/01/30	942,737	992,851
3.000%, 08/01/31	3,845,942	4,047,471
3.000%, 09/01/31	405,815	428,406
3.000%, 03/01/32	820,449	863,595
3.500%, 08/01/28	400,356	424,307
3.500%, 10/01/28	2,396,861	2,541,335
3.500%, 11/01/28	2,525,479	2,677,394
3.500%, 02/01/29	3,217,753	3,398,170
3.500%, 04/01/29	879,026	927,469
3.500%, 05/01/29	2,411,095	2,549,645
3.500%, 06/01/29	1,753,648	1,859,416
3.500%, 07/01/29	871,434	920,336
3.500%, 09/01/29	159,838	169,476
3.500%, 08/01/30	727,637	773,681
3.500%, 11/01/32	187,909	200,191

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool
3.500%, 01/01/33	122,710	130,722
4.000%, 10/01/33	10,468,472	11,106,497
4.500%, 12/01/20	10,652	11,115
4.500%, 02/01/25	216,686	229,087
4.500%, 04/01/25	47,460	50,585
4.500%, 07/01/25	154,125	162,552
4.500%, 06/01/26	1,096,326	1,168,476
Fannie Mae 20 Yr. Pool
3.000%, 10/01/36	94,392	99,912
3.000%, 11/01/36	984,856	1,048,691
3.000%, 12/01/36	1,451,138	1,543,567
3.000%, 11/01/39	809,663	854,767
Fannie Mae 30 Yr. Pool
3.000%, 12/01/42	6,197,900	6,562,576
3.000%, 01/01/43	4,128,798	4,366,645
3.000%, 02/01/43	1,959,285	2,075,329
3.000%, 03/01/43	15,886,096	16,804,808
3.000%, 04/01/43	10,740,607	11,363,367
3.000%, 05/01/43	14,641,290	15,506,937
3.000%, 06/01/43	1,908,233	2,024,590
3.000%, 07/01/43	1,077,858	1,139,552
3.000%, 08/01/43	877,572	927,927
3.000%, 06/01/46	689,168	730,445
3.000%, 08/01/46	65,363	69,394
3.000%, 09/01/46	1,021,468	1,082,832
3.000%, 11/01/46	3,511,982	3,711,970
3.000%, 01/01/47	348,985	369,649
3.000%, 02/01/47	845,192	893,353
3.000%, 03/01/47	2,844,261	3,001,974
3.500%, 01/01/42	615,776	661,453
3.500%, 04/01/42	359,610	385,873
3.500%, 05/01/42	275,379	295,579
3.500%, 06/01/42	649,017	697,602
3.500%, 07/01/42	97,620	104,831
3.500%, 08/01/42	170,010	182,591
3.500%, 10/01/42	838,517	900,546
3.500%, 11/01/42	1,787,393	1,918,203
3.500%, 12/01/42	991,069	1,063,791
3.500%, 02/01/43	1,217,566	1,307,583
3.500%, 03/01/43	1,336,741	1,436,570
3.500%, 04/01/43	42,925	46,100
3.500%, 05/01/43	226,523	243,282
3.500%, 06/01/43	1,023,630	1,099,367
3.500%, 07/01/43	4,202,023	4,514,038
3.500%, 08/01/43	5,850,827	6,288,930
3.500%, 09/01/43	94,822	102,072
3.500%, 11/01/43	1,107,805	1,189,965
3.500%, 01/01/44	896,763	963,227
3.500%, 06/01/44	151,394	163,047
3.500%, 07/01/44	43,798	47,045
3.500%, 02/01/45	872,200	936,285
3.500%, 07/01/45	2,627,517	2,815,470
3.500%, 10/01/45	1,275,011	1,366,061
3.500%, 11/01/45	2,814,312	3,029,725
3.500%, 12/01/45	680,738	735,248

BHFTII-5

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.500%, 03/01/46	921,599	$984,406
3.500%, 04/01/46	1,316,441	1,404,103
3.500%, 05/01/46	584,067	623,927
3.500%, 06/01/46	2,653,966	2,836,759
3.500%, 08/01/46	1,256,718	1,342,540
3.500%, 09/01/46	1,339,638	1,436,841
3.500%, 11/01/46	2,559,417	2,756,925
3.500%, 12/01/46	2,973,949	3,194,917
3.500%, 01/01/47	6,460,874	6,971,968
3.500%, 02/01/47	504,580	543,088
3.500%, 05/01/47	1,793,068	1,925,808
3.500%, 06/01/47	1,045,351	1,122,873
3.500%, 07/01/47	717,168	770,349
3.500%, 09/01/47	742,617	798,937
3.500%, 10/01/47	227,756	245,138
3.500%, 11/01/47	1,278,653	1,380,301
3.500%, 12/01/47	8,675,676	9,325,229
3.500%, 01/01/48	5,615,281	6,048,417
4.000%, 08/01/33	861,612	930,248
4.000%, 06/01/39	716,497	774,889
4.000%, 12/01/39	63,836	69,038
4.000%, 07/01/40	845,144	914,018
4.000%, 08/01/40	1,529,057	1,654,621
4.000%, 10/01/40	83,241	90,109
4.000%, 11/01/40	283,593	306,842
4.000%, 12/01/40	1,414,795	1,530,674
4.000%, 04/01/41	138,864	150,266
4.000%, 09/01/41	3,396,873	3,676,037
4.000%, 10/01/41	261,751	283,293
4.000%, 12/01/41	971,385	1,071,269
4.000%, 01/01/42	930,956	1,008,576
4.000%, 02/01/42	2,542,552	2,752,228
4.000%, 05/01/42	971,292	1,060,722
4.000%, 06/01/42	473,382	512,461
4.000%, 07/01/42	299,069	321,981
4.000%, 08/01/42	259,216	280,600
4.000%, 09/01/42	661,661	716,253
4.000%, 12/01/42	1,809,710	1,980,923
4.000%, 01/01/43	809,287	875,898
4.000%, 03/01/43	166,361	181,097
4.000%, 10/01/43	573,392	620,355
4.000%, 01/01/44	2,075,739	2,292,857
4.000%, 02/01/44	2,042,632	2,255,275
4.000%, 07/01/44	198,686	215,654
4.000%, 08/01/44	663,489	732,819
4.000%, 12/01/44	1,797,892	1,969,733
4.000%, 01/01/45	339,542	372,520
4.000%, 02/01/45	937,077	1,025,203
4.000%, 03/01/45	804,351	877,749
4.000%, 04/01/45	752,354	825,421
4.000%, 05/01/45	712,421	782,469
4.000%, 10/01/45	2,357,455	2,590,060
4.000%, 11/01/45	1,795,586	1,960,316
4.000%, 12/01/45	1,575,371	1,717,779
4.000%, 01/01/46	3,890,266	4,216,678

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 06/01/46	3,034,853	3,284,845
4.000%, 11/01/46	227,530	251,314
4.000%, 01/01/47	331,849	366,465
4.000%, 08/01/47	876,756	949,831
4.000%, 04/01/48	493,180	542,174
4.000%, 08/01/48	2,302,136	2,501,370
4.000%, 03/01/50	3,144,913	3,386,709
4.500%, 08/01/39	1,144,930	1,253,570
4.500%, 11/01/39	360,853	396,749
4.500%, 01/01/40	32,997	36,161
4.500%, 04/01/40	70,713	77,340
4.500%, 05/01/40	182,155	199,615
4.500%, 06/01/40	175,193	191,994
4.500%, 07/01/40	373,987	409,742
4.500%, 11/01/40	649,963	712,088
4.500%, 07/01/41	204,360	223,980
4.500%, 08/01/41	29,895	32,157
4.500%, 09/01/41	682,165	747,660
4.500%, 10/01/41	148,474	162,729
4.500%, 01/01/42	139,978	153,368
4.500%, 06/01/42	80,305	86,421
4.500%, 08/01/42	692,445	758,711
4.500%, 09/01/43	955,794	1,043,368
4.500%, 10/01/43	994,221	1,082,573
4.500%, 11/01/43	2,518,483	2,809,407
4.500%, 12/01/43	1,183,933	1,293,018
4.500%, 01/01/44	1,207,426	1,312,229
4.500%, 06/01/44	4,834,585	5,296,204
4.500%, 07/01/45	1,423,714	1,560,262
4.500%, 09/01/45	606,544	672,028
4.500%, 11/01/45	2,241,840	2,460,472
4.500%, 12/01/45	960,859	1,049,841
4.500%, 07/01/46	3,495,858	3,898,069
4.500%, 09/01/46	544,874	607,724
4.500%, 09/01/47	73,041	79,286
4.500%, 10/01/47	498,672	544,668
4.500%, 11/01/47	3,681,544	4,006,376
4.500%, 12/01/47	58,912	63,699
4.500%, 01/01/48	3,275,621	3,572,428
4.500%, 02/01/48	109,465	118,436
4.500%, 03/01/48	196,518	212,249
4.500%, 04/01/48	1,187,510	1,323,560
4.500%, 05/01/48	25,805,578	28,256,682
4.500%, 07/01/48	213,543	232,792
4.500%, 08/01/48	2,937,099	3,226,815
4.500%, 11/01/48	2,111,450	2,301,885
4.500%, 02/01/49	20,013,952	22,164,650
4.500%, 05/01/49	10,582,955	11,795,303
5.000%, 11/01/32	3,254	3,547
5.000%, 09/01/35	163,015	180,659
5.000%, 06/01/39	7,001,529	7,728,164
5.000%, 04/01/41	22,908	24,884
5.000%, 07/01/41	305,153	338,179
5.000%, 08/01/41	251,624	279,163
5.000%, 01/01/42	49,613	53,537

BHFTII-6

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 11/01/32	800,138	$895,501
5.500%, 12/01/32	133,919	149,719
5.500%, 01/01/33	472,721	525,878
5.500%, 12/01/33	173,869	194,614
5.500%, 05/01/34	1,429,862	1,615,692
5.500%, 08/01/37	1,493,831	1,688,467
5.500%, 02/01/38	246,990	279,740
5.500%, 03/01/38	161,568	182,985
5.500%, 04/01/38	106,081	116,032
5.500%, 06/01/38	241,603	268,538
5.500%, 12/01/38	91,044	99,620
5.500%, 01/01/39	231,048	261,161
5.500%, 08/01/39	175,494	198,081
5.500%, 12/01/39	310,516	347,919
5.500%, 04/01/40	57,430	64,904
5.500%, 04/01/41	208,136	235,572
6.000%, 02/01/34	166,468	190,652
6.000%, 08/01/34	125,846	144,866
6.000%, 04/01/35	1,958,985	2,249,404
6.000%, 06/01/36	274,523	315,754
6.000%, 02/01/38	399,625	459,035
6.000%, 03/01/38	128,828	148,340
6.000%, 05/01/38	417,981	481,295
6.000%, 10/01/38	499,086	574,627
6.000%, 12/01/38	157,881	181,791
6.000%, 04/01/40	1,604,131	1,847,102
6.000%, 09/01/40	167,641	192,902
6.000%, 06/01/41	379,795	437,317
6.500%, 05/01/40	2,307,017	2,691,917
Fannie Mae Pool 4.000%, 01/01/41	328,738	360,225
Fannie Mae REMICS (CMO) 5.000%, 04/25/35	26,177	27,674
Freddie Mac 15 Yr. Gold Pool
2.500%, 04/01/27	85,944	89,726
2.500%, 10/01/28	324,184	336,774
2.500%, 08/01/29	719,746	751,028
2.500%, 12/01/29	222,503	231,824
2.500%, 05/01/30	836,665	871,483
2.500%, 07/01/30	558,790	582,850
2.500%, 08/01/30	1,967,661	2,054,371
2.500%, 09/01/30	2,140,584	2,230,501
2.500%, 04/01/31	1,507,979	1,570,698
3.000%, 01/01/30	588,131	619,295
3.000%, 04/01/30	3,127,938	3,294,777
3.000%, 05/01/30	546,241	576,314
3.000%, 06/01/30	22,449	23,661
3.000%, 07/01/30	1,189,059	1,252,381
3.000%, 08/01/30	360,993	379,979
Freddie Mac 30 Yr. Gold Pool
3.000%, 12/01/42	2,234,074	2,362,723
3.000%, 01/01/43	1,485,975	1,571,484
3.000%, 03/01/43	3,193,417	3,376,293
3.000%, 07/01/43	9,445,808	9,995,711
3.000%, 12/01/46	2,624,656	2,774,329

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.500%, 04/01/42	1,906,481	2,051,731
3.500%, 05/01/42	92,603	99,442
3.500%, 08/01/42	2,230,088	2,400,916
3.500%, 10/01/42	117,591	126,325
3.500%, 11/01/42	911,161	978,705
3.500%, 01/01/43	1,076,785	1,156,537
3.500%, 06/01/43	268,113	288,027
3.500%, 01/01/44	569,497	614,088
3.500%, 04/01/44	98,010	105,521
3.500%, 05/01/44	457,944	492,734
3.500%, 06/01/44	327,208	351,725
3.500%, 07/01/44	97,129	104,931
3.500%, 08/01/44	342,221	368,444
3.500%, 09/01/44	765,899	825,090
3.500%, 11/01/44	18,304	19,628
3.500%, 01/01/45	138,369	147,935
3.500%, 05/01/45	207,684	221,985
3.500%, 06/01/45	180,485	192,848
3.500%, 07/01/45	4,991	5,333
3.500%, 09/01/45	161,745	174,748
3.500%, 10/01/45	19,553	20,884
3.500%, 01/01/46	891,079	951,985
3.500%, 02/01/46	61,128	65,300
3.500%, 03/01/46	627,868	670,642
3.500%, 05/01/46	763,418	815,396
3.500%, 03/01/47	1,857,122	1,999,450
3.500%, 07/01/47	299,570	322,523
3.500%, 10/01/47	1,143,215	1,235,059
3.500%, 12/01/47	1,442,881	1,558,800
3.500%, 01/01/48	504,254	542,722
4.000%, 08/01/40	254,178	274,450
4.000%, 09/01/40	263,787	286,217
4.000%, 10/01/40	125,389	136,562
4.000%, 11/01/40	497,964	541,819
4.000%, 04/01/41	14,028	15,155
4.000%, 10/01/41	449,892	490,522
4.000%, 09/01/43	376,707	413,490
4.000%, 04/01/44	800,426	874,557
4.000%, 07/01/44	283,648	307,066
4.000%, 02/01/45	232,819	253,829
4.000%, 09/01/45	1,035,716	1,129,221
4.000%, 12/01/45	9,245,633	10,011,421
4.500%, 02/01/39	902,508	985,320
4.500%, 08/01/39	785,602	860,336
4.500%, 12/01/39	215,261	235,828
4.500%, 07/01/40	64,016	70,028
4.500%, 05/01/41	1,242,996	1,359,883
4.500%, 05/01/42	1,185,968	1,298,853
4.500%, 10/01/43	316,875	342,388
4.500%, 12/01/43	1,439,776	1,577,282
4.500%, 04/01/47	2,440,377	2,688,118
4.500%, 05/01/47	933,656	1,023,216
4.500%, 07/01/47	2,240,737	2,449,845
4.500%, 07/01/48	3,414,012	3,739,958
4.500%, 08/01/48	8,674,212	9,502,460

BHFTII-7

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.500%, 02/01/49	4,040,756	$4,418,644
4.500%, 04/01/49	2,058,365	2,223,219
5.000%, 10/01/41	498,326	552,535
5.000%, 11/01/41	4,175,574	4,599,521
5.500%, 02/01/35	116,056	131,065
5.500%, 09/01/39	136,895	154,366
5.500%, 01/01/40	90,478	99,113
5.500%, 07/01/40	18,410	20,149
5.500%, 06/01/41	1,742,920	1,974,988
Freddie Mac 30 Yr. Pool 4.000%, 11/01/48	5,979,271	6,375,443
Freddie Mac Gold Pool
3.000%, 09/01/27	434,221	454,282
3.000%, 07/01/28	230,735	241,394
Freddie Mac Multifamily Structured Pass-Through Certificates
3.347%, 11/25/26 (a)	490,000	545,519
3.444%, 12/25/27	210,000	240,279
3.531%, 07/25/23 (a)	500,000	535,830
3.590%, 01/25/25 (a)	291,000	317,216
3.683%, 10/25/25 (a)	453,000	510,105
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO) 5.397%, 1M LIBOR + 4.450%, 03/25/30 (a)	682,210	343,677
FREMF Mortgage Trust
3.572%, 12/25/51 (144A) (a)	204,000	180,523
3.981%, 05/25/50 (144A) (a)	275,556	264,673
4.229%, 08/25/50 (144A) (a)	440,000	422,895
FRESB Mortgage Trust
3.480%, 06/25/28 (a)	676,996	712,229
3.660%, 06/25/28 (a)	399,348	425,877
Ginnie Mae I 30 Yr. Pool
3.000%, 02/15/45	1,038,757	1,098,953
3.500%, 01/15/42	317,234	341,984
3.500%, 02/15/42	144,421	156,524
3.500%, 04/15/42	261,379	282,957
3.500%, 05/15/42	318,267	348,168
3.500%, 08/15/42	378,994	411,462
3.500%, 11/15/42	210,505	226,639
3.500%, 12/15/42	912,735	998,268
3.500%, 01/15/43	366,794	395,725
3.500%, 02/15/43	624,634	678,469
3.500%, 03/15/43	351,406	378,559
3.500%, 04/15/43	1,771,204	1,920,085
3.500%, 05/15/43	2,008,399	2,183,139
3.500%, 06/15/43	565,788	618,768
3.500%, 07/15/43	1,964,341	2,148,267
4.000%, 03/15/41	624,233	675,883
4.000%, 12/15/41	24,515	26,058
4.500%, 02/15/42	7,860,304	8,699,136
4.500%, 03/15/47	129,816	144,295
4.500%, 04/15/47	341,991	381,611
4.500%, 05/15/47	110,878	124,092
5.000%, 12/15/38	232,015	258,553
5.000%, 07/15/39	481,126	535,542
5.000%, 10/15/39	290,255	323,217
5.000%, 09/15/40	19,853	22,102

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
5.000%, 12/15/40	740,692	825,247
5.500%, 04/15/33	21,028	23,903
6.500%, 04/15/33	42,115	46,207
8.500%, 05/15/22	285	286
Ginnie Mae II 30 Yr. Pool
3.000%, TBA (b)	31,385,500	33,198,615
3.000%, 12/20/44	129,472	139,035
3.000%, 04/20/45	2,503,148	2,688,230
3.000%, 06/20/45	6,565,995	7,051,683
3.000%, 07/20/45	68,739	73,827
3.000%, 08/20/45	69,203	74,337
3.000%, 10/20/45	819,419	880,125
3.000%, 12/20/45	71,470	76,765
3.000%, 04/20/46	14,425,707	15,428,779
3.000%, 05/20/46	103,523	111,159
3.000%, 06/20/46	2,357,723	2,528,852
3.000%, 07/20/46	4,880,810	5,232,994
3.000%, 08/20/46	919,511	984,993
3.000%, 09/20/46	9,019,312	9,663,228
3.000%, 10/20/46	356,528	381,630
3.000%, 11/20/46	232,267	248,376
3.000%, 12/20/46	883,329	944,034
3.500%, 04/20/43	1,712,719	1,831,141
3.500%, 05/20/43	926,862	990,897
3.500%, 07/20/43	71,885	76,855
3.500%, 02/20/44	2,090,919	2,225,598
3.500%, 03/20/45	87,972	93,496
3.500%, 04/20/45	136,346	144,897
3.500%, 05/20/45	553,945	588,662
3.500%, 07/20/45	97,437	103,565
3.500%, 08/20/45	128,687	136,780
3.500%, 10/20/45	251,239	268,261
3.500%, 11/20/45	90,843	96,551
3.500%, 12/20/45	1,347,057	1,431,822
3.500%, 01/20/46	279,662	297,222
3.500%, 05/20/46	1,211,235	1,287,201
3.500%, 09/20/46	454,341	485,814
3.500%, 10/20/46	1,870,915	2,011,827
3.500%, 11/20/47	9,712,394	10,315,460
3.500%, 03/20/48	140,123	148,553
3.500%, 04/20/48	56,498	60,034
4.000%, 04/20/39	38,609	42,088
4.000%, 07/20/39	279,404	304,631
4.000%, 09/20/40	76,144	83,001
4.000%, 10/20/40	862,235	940,029
4.000%, 11/20/40	475,331	518,207
4.000%, 12/20/40	1,804,162	1,966,964
4.000%, 01/20/41	1,586,102	1,729,283
4.000%, 02/20/41	27,818	30,328
4.000%, 07/20/43	149,263	162,690
4.000%, 08/20/44	601,124	651,554
4.000%, 10/20/46	123,039	132,731
4.000%, 06/20/47	1,739,072	1,871,120
4.000%, 11/20/47	1,996,735	2,143,258
4.000%, 12/20/47	986,840	1,051,294

BHFTII-8

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
2.500%, TBA (b)	4,853,000	$5,072,143
3.500%, TBA (b)	45,452,496	47,887,909
4.000%, TBA (b)	27,060,500	28,749,086
4.500%, 12/20/39	63,028	69,451
4.500%, 01/20/40	78,472	86,454
4.500%, 02/20/40	61,919	68,211
4.500%, 05/20/40	4,149	4,571
4.500%, 09/20/48	780,387	842,901
4.500%, 03/20/49	5,795,839	6,163,653
4.500%, 04/20/49	1,215,156	1,290,098
4.500%, 05/20/49	4,606,054	4,889,263
4.500%, TBA (b)	2,641,000	2,803,277
5.000%, 10/20/33	655,021	725,596
5.000%, 10/20/39	220,126	243,543
5.000%, 07/20/42	282,296	312,135
5.000%, TBA (b)	5,289,000	5,623,695
Government National Mortgage Association (CMO)
0.338%, 06/16/53 (a) (c)	1,022,197	12,986
0.655%, 03/16/55 (a) (c)	2,553,567	92,927
0.663%, 02/16/50 (a) (c)	1,659,237	62,809
0.721%, 11/16/53 (a) (c)	1,004,860	27,595
0.793%, 09/16/51 (a) (c)	16,516,660	700,149
0.825%, 08/16/41 (c)	1,676,268	14,162
0.869%, 09/16/55 (a) (c)	2,004,352	113,740
0.876%, 08/15/58 (a) (c)	3,292,839	207,033
0.927%, 02/16/58 (a) (c)	4,942,236	276,283
0.950%, 09/16/56 (a) (c)	1,290,604	85,546
0.981%, 09/16/58 (a) (c)	1,913,633	135,959
0.985%, 12/16/57 (a) (c)	3,187,941	208,714
1.000%, 02/16/39 (c)	853,353	2,130
1.012%, 05/16/58 (a) (c)	2,355,569	150,386
2.000%, 03/16/35	186,211	181,334
2.250%, 12/16/38	292,301	290,969
Uniform Mortgage-Backed Securities
2.500%, TBA (b)	21,336,000	22,109,430
3.000%, TBA (b)	23,681,174	24,832,856
3.500%, TBA (b)	79,021,006	83,592,494
4.000%, TBA (b)	41,526,000	44,337,846
4.500%, TBA (b)	25,010,000	26,917,013

		985,037,789

U.S. Treasury—19.4%
U.S. Treasury Bonds
2.250%, 08/15/49 (d)	5,248,000	6,384,930
2.875%, 05/15/43 (d)	3,865,000	5,093,043
2.875%, 11/15/46	3,706,000	5,003,245
3.000%, 02/15/48 (d)	3,706,000	5,130,060
3.125%, 02/15/43 (d)	3,865,000	5,285,991
3.625%, 08/15/43 (d)	3,865,000	5,699,063
3.750%, 11/15/43 (d)	3,865,000	5,811,390
4.250%, 05/15/39	1,010,000	1,570,077
4.375%, 11/15/39	1,010,000	1,598,049
4.500%, 08/15/39	1,010,000	1,617,341

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Notes
0.125%, 10/15/24 (e)	60,723,671	61,468,539
0.250%, 01/15/25 (e)	48,841,676	49,285,235
0.500%, 04/15/24 (e)	309,102,086	313,624,033
U.S. Treasury Notes
1.125%, 07/31/21	16,708,000	16,918,808
1.500%, 01/31/22	14,845,000	15,185,391
1.500%, 08/15/26 (d)	10,766,000	11,419,109
1.625%, 08/15/29	2,246,000	2,438,752
1.750%, 07/31/21	9,024,000	9,211,530
1.750%, 04/30/22	14,119,000	14,565,183
1.750%, 07/31/24	14,357,000	15,214,494
2.000%, 07/31/20	14,845,000	14,940,101
2.000%, 02/15/25	9,276,000	9,997,427
2.125%, 12/31/22	7,432,000	7,808,535
2.125%, 07/31/24	7,432,000	7,994,045
2.125%, 05/15/25	8,178,000	8,882,714
2.250%, 08/15/27	7,432,000	8,342,420
2.500%, 12/31/20	11,139,000	11,336,108
2.750%, 05/31/23	7,432,000	8,007,399
2.875%, 08/15/28	2,236,000	2,644,944
3.125%, 11/15/28	2,236,000	2,700,319

		635,178,275

Total U.S. Treasury & Government Agencies (Cost $1,566,513,926)		1,620,216,064

Corporate Bonds & Notes—34.2%

Advertising—0.0%
Lamar Media Corp.
3.750%, 02/15/28 (144A)	71,000	66,554
5.750%, 02/01/26	427,000	436,906
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.625%, 03/15/30 (144A)	59,000	52,510
5.000%, 08/15/27 (144A)	936,000	861,120

		1,417,090

Aerospace/Defense—1.1%
BAE Systems Holdings, Inc.
2.850%, 12/15/20 (144A)	319,000	318,246
3.800%, 10/07/24 (144A)	518,000	538,232
3.850%, 12/15/25 (144A)	2,431,000	2,472,385
Boeing Co. (The)
3.250%, 02/01/35	17,000	14,760
3.825%, 03/01/59	43,000	38,415
General Dynamics Corp.
3.750%, 05/15/28	775,000	824,704
4.250%, 04/01/50	285,000	353,908
L3Harris Technologies, Inc.
3.832%, 04/27/25	9,000	9,365
3.850%, 12/15/26 (144A)	2,355,000	2,454,597
4.400%, 06/15/28	2,859,000	3,092,944
4.400%, 06/15/28 (144A)	530,000	573,369
4.854%, 04/27/35	52,000	56,349

BHFTII-9

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
Lockheed Martin Corp.
3.600%, 03/01/35	2,848,000	$3,351,769
3.800%, 03/01/45	288,000	313,056
4.500%, 05/15/36	30,000	34,384
Northrop Grumman Corp.
2.550%, 10/15/22	24,000	23,987
2.930%, 01/15/25	2,255,000	2,295,413
3.250%, 01/15/28	3,738,000	3,921,731
5.250%, 05/01/50	758,000	1,031,878
Raytheon Co.
4.200%, 12/15/44	425,000	477,464
7.000%, 11/01/28	1,810,000	2,351,968
7.200%, 08/15/27	525,000	644,689
Rockwell Collins, Inc. 3.200%, 03/15/24	1,611,000	1,662,060
TransDigm, Inc.
5.500%, 11/15/27 (144A)	1,501,000	1,347,148
6.250%, 03/15/26 (144A) (f)	4,758,000	4,734,210
6.375%, 06/15/26	577,000	552,478
7.500%, 03/15/27	339,000	326,694
United Technologies Corp.
4.125%, 11/16/28	2,359,000	2,604,109
4.150%, 05/15/45	3,000	3,332
4.450%, 11/16/38	116,000	132,927
5.400%, 05/01/35	265,000	335,978

		36,892,549

Agriculture—0.4%
Altria Group, Inc.
4.400%, 02/14/26	1,700,000	1,760,431
4.800%, 02/14/29	1,772,000	1,854,092
5.800%, 02/14/39 (f)	2,476,000	2,713,091
6.200%, 02/14/59	35,000	38,548
BAT Capital Corp.
3.215%, 09/06/26	435,000	413,634
3.222%, 08/15/24	124,000	124,546
4.540%, 08/15/47	684,000	624,199
4.700%, 04/02/27	1,350,000	1,376,693
4.906%, 04/02/30	1,025,000	1,051,428
Darling Ingredients, Inc. 5.250%, 04/15/27 (144A)	325,000	315,152
Philip Morris International, Inc. 1.450%, 08/01/39 (EUR)	1,000,000	874,469
Reynolds American, Inc.
4.450%, 06/12/25 (f)	1,332,000	1,356,441
5.850%, 08/15/45	1,882,000	2,023,770

		14,526,494

Airlines—0.5%
Air Canada Pass-Through Trust
3.300%, 01/15/30 (144A)	557,613	534,854
3.700%, 01/15/26 (144A)	8,532	7,524
5.000%, 12/15/23 (144A)	363,599	344,621
American Airlines Pass-Through Trust
3.000%, 10/15/28	1,166,549	1,100,922

Airlines—(Continued)
American Airlines Pass-Through Trust
3.150%, 02/15/32	1,186,447	1,068,240
3.200%, 06/15/28	469,975	510,865
3.575%, 01/15/28	149,962	142,266
3.600%, 09/22/27	262,617	247,000
3.650%, 02/15/29	343,558	326,988
3.700%, 05/01/23	203,260	182,068
3.700%, 10/15/25	428,412	365,354
3.750%, 10/15/25	22,227	17,762
3.850%, 02/15/28	1,265,516	973,026
4.375%, 10/01/22	17,846	16,706
4.400%, 09/22/23	1,605,272	1,358,750
4.950%, 02/15/25	348,623	301,502
5.250%, 01/15/24	1,001,549	1,006,781
Azul Investments LLP 5.875%, 10/26/24 (144A)	200,000	110,002
Delta Air Lines Pass-Through Trust 3.204%, 10/25/25	1,255,000	1,225,228
Delta Air Lines, Inc.
2.600%, 12/04/20	185,000	176,620
3.400%, 04/19/21	265,000	241,290
Gol Finance S.A. 7.000%, 01/31/25 (144A)	545,000	237,075
Turkish Airlines Pass-Through Trust 4.200%, 03/15/27 (144A)	946,207	785,092
U.S. Airways Pass-Through Trust
5.375%, 11/15/21	150,801	143,962
6.750%, 06/03/21	40,451	39,165
United Airlines Pass-Through Trust
2.700%, 05/01/32	580,000	521,683
2.875%, 10/07/28	476,649	442,283
3.100%, 07/07/28	144,970	134,504
3.450%, 12/01/27	191,076	191,756
3.500%, 05/01/28	1,021,000	853,859
3.500%, 03/01/30	251,917	244,670
3.650%, 10/07/25	70,440	65,626
3.650%, 01/07/26	115,190	93,305
4.150%, 08/25/31	232,874	241,445
4.600%, 03/01/26	518,336	449,065
4.625%, 09/03/22	116,756	109,231
4.750%, 04/11/22	273,650	263,511

		15,074,601

Apparel—0.1%
Hanesbrands, Inc.
4.625%, 05/15/24 (144A)	742,000	734,580
4.875%, 05/15/26 (144A) (f)	106,000	104,145
NIKE, Inc. 3.375%, 03/27/50	460,000	504,120
Under Armour, Inc.
3.250%, 06/15/26	71,000	60,198
William Carter Co. (The) 5.625%, 03/15/27 (144A)	329,000	315,368

		1,718,411

BHFTII-10

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—0.9%
Daimler Finance North America LLC
3.100%, 05/04/20 (144A)	3,130,000	$3,124,561
3.350%, 05/04/21 (144A)	1,270,000	1,257,722
Ford Motor Credit Co. LLC
2.979%, 08/03/22	613,000	570,090
3.157%, 08/04/20	500,000	487,575
3.200%, 01/15/21	1,026,000	991,372
3.336%, 03/18/21	205,000	195,775
5.750%, 02/01/21	1,114,000	1,080,580
General Motors Co.
6.250%, 10/02/43	902,000	716,324
6.600%, 04/01/36	477,000	415,131
General Motors Financial Co., Inc.
4.000%, 01/15/25 (f)	2,434,000	2,163,201
4.000%, 10/06/26	128,000	108,786
4.350%, 04/09/25	211,000	189,032
5.100%, 01/17/24	2,320,000	2,136,587
Hyundai Capital America
2.375%, 02/10/23 (144A)	3,142,000	2,962,037
2.550%, 04/03/20 (144A)	8,645,000	8,645,249
3.950%, 02/01/22 (144A)	965,000	972,398
Hyundai Capital Services, Inc. 3.000%, 08/29/22 (144A)	1,220,000	1,213,181
Toyota Motor Credit Corp.
3.200%, 01/11/27	14,000	14,311
3.375%, 04/01/30	1,216,000	1,230,242

		28,474,154

Auto Parts & Equipment—0.0%
American Axle & Manufacturing, Inc. 6.250%, 04/01/25 (f)	396,000	326,700
Aptiv plc 5.400%, 03/15/49	163,000	150,901

		477,601

Banks—8.6%
Australia & New Zealand Banking Group, Ltd.
2.550%, 11/23/21	269,000	269,721
2.625%, 11/09/22	660,000	670,388
Banco Bradesco S.A. 3.200%, 01/27/25 (144A)	749,000	684,032
Banco do Brasil S.A.
5.375%, 01/15/21 (144A)	100,000	100,250
5.875%, 01/26/22 (144A)	255,000	254,204
Banco Espirito Santo S.A. 4.000%, 01/21/19 (EUR) (g)	200,000	35,293
Banco Internacional del Peru SAA Interbank 3.250%, 10/04/26 (144A)	371,000	326,484
Banco Santander S.A.
2.706%, 06/27/24	1,600,000	1,584,563
3.306%, 06/27/29	1,800,000	1,753,546
Banco Votorantim S.A.
4.000%, 09/24/22 (144A)	551,000	532,960
4.500%, 09/24/24 (144A)	401,000	360,603
Bancolombia S.A. 3.000%, 01/29/25 (f)	521,000	466,821

Banks—(Continued)
Bank of America Corp.
2.015%, 3M LIBOR + 0.640%, 02/13/26 (a)	604,000	591,224
2.328%, 3M LIBOR + 0.630%, 10/01/21 (a)	10,082,000	10,066,514
2.496%, 3M LIBOR + 0.990%, 02/13/31 (a)	90,000	86,348
2.816%, 3M LIBOR + 0.930%, 07/21/23 (a)	1,505,000	1,510,793
3.093%, 3M LIBOR + 1.090%, 10/01/25 (a)	33,000	33,671
3.419%, 3M LIBOR + 1.040%, 12/20/28 (a)	7,121,000	7,352,593
3.499%, 3M LIBOR + 0.630%, 05/17/22 (a)	2,415,000	2,443,379
3.705%, 3M LIBOR + 1.512%, 04/24/28 (a)	6,086,000	6,363,945
3.824%, 3M LIBOR + 1.575%, 01/20/28 (a)	4,846,000	5,026,291
3.950%, 04/21/25	593,000	623,603
3.970%, 3M LIBOR + 1.070%, 03/05/29 (a)	1,292,000	1,394,444
4.000%, 04/01/24	6,000	6,396
4.000%, 01/22/25	355,000	374,877
4.083%, 3M LIBOR + 3.150%, 03/20/51 (a)	226,000	256,549
4.200%, 08/26/24	1,635,000	1,737,868
4.271%, 3M LIBOR + 1.310%, 07/23/29 (a)	1,614,000	1,751,593
4.450%, 03/03/26	2,244,000	2,426,813
5.875%, 3M LIBOR + 2.931%, 03/15/28 (a)	1,600,000	1,621,344
Bank of Montreal
2.500%, 06/28/24	1,086,000	1,061,451
2.900%, 03/26/22	492,000	498,191
3.300%, 02/05/24	707,000	738,262
Bank of New York Mellon Corp. (The)
2.800%, 05/04/26	101,000	103,579
3.442%, 3M LIBOR + 1.069%, 02/07/28 (a)	1,343,000	1,361,044
3.500%, 04/28/23	262,000	273,546
4.625%, 3M LIBOR + 3.131%, 09/20/26 (a) (f)	1,770,000	1,597,425
4.950%, 3M LIBOR + 3.420%, 06/20/20 (a)	830,000	722,100
Barclays plc
4.337%, 01/10/28	383,000	389,646
4.375%, 01/12/26 (f)	517,000	519,585
4.972%, 3M LIBOR + 1.902%, 05/16/29 (a)	1,364,000	1,471,538
BBVA Bancomer S.A. 5.875%, 5Y H15 + 4.308%, 09/13/34 (144A) (a)	680,000	567,460
BNP Paribas S.A.
2.819%, 3M LIBOR + 1.111%, 11/19/25 (144A) (a)	976,000	964,225
3.052%, SOFR + 1.507%, 01/13/31 (144A) (a) (f)	2,979,000	2,822,870
3.375%, 01/09/25 (144A)	1,298,000	1,289,352
3.500%, 03/01/23 (144A)	3,444,000	3,454,512
BPCE S.A. 2.700%, 10/01/29 (144A) (f)	2,283,000	2,166,054
Citibank N.A. 3.650%, 01/23/24	1,471,000	1,540,857
Citigroup, Inc.
2.876%, 3M LIBOR + 0.950%, 07/24/23 (a)	1,145,000	1,153,977
3.400%, 05/01/26	260,000	278,511
3.520%, 3M LIBOR + 1.151%, 10/27/28 (a)	190,000	190,248
3.668%, 3M LIBOR + 1.390%, 07/24/28 (a)	4,091,000	4,239,096
3.887%, 3M LIBOR + 1.563%, 01/10/28 (a)	4,287,000	4,412,896
4.400%, 06/10/25	1,238,000	1,339,421
4.412%, SOFR + 3.914%, 03/31/31 (a)	937,000	1,030,959
4.450%, 09/29/27	1,154,000	1,210,035
Credit Suisse Group AG 2.997%, 3M LIBOR + 1.200%, 12/14/23 (144A) (a)	1,900,000	1,849,598

BHFTII-11

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Credit Suisse Group Funding Guernsey, Ltd.
3.800%, 09/15/22	3,579,000	$3,638,726
Danske Bank A/S
5.000%, 01/12/22 (144A)	1,121,000	1,147,757
5.375%, 01/12/24 (144A)	2,770,000	2,915,890
Deutsche Bank AG
2.700%, 07/13/20	3,595,000	3,524,429
2.950%, 08/20/20	325,000	322,063
Discover Bank 4.650%, 09/13/28	3,700,000	3,752,607
Fifth Third Bancorp 3.650%, 01/25/24	1,123,000	1,167,804
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	3,418,000	3,413,197
2.862%, 3M LIBOR + 1.170%, 05/15/26 (a)	1,310,000	1,204,225
3.272%, 3M LIBOR + 1.201%, 09/29/25 (a)	1,407,000	1,434,823
3.500%, 01/23/25	3,313,000	3,396,358
3.500%, 04/01/25	2,560,000	2,595,947
3.691%, 3M LIBOR + 1.510%, 06/05/28 (a)	4,760,000	4,891,613
3.750%, 02/25/26	40,000	41,664
3.850%, 01/26/27	574,000	590,639
Grupo Aval, Ltd.
4.375%, 02/04/30 (144A)	827,000	663,668
4.750%, 09/26/22	204,000	191,888
HSBC Holdings plc
3.900%, 05/25/26	640,000	651,130
3.973%, 3M LIBOR + 1.610%, 05/22/30 (a) (f)	2,350,000	2,413,504
4.292%, 3M LIBOR + 1.348%, 09/12/26 (a)	3,352,000	3,504,246
4.300%, 03/08/26	200,000	213,501
5.100%, 04/05/21	1,260,000	1,289,198
ING Groep NV
4.100%, 10/02/23	5,815,000	5,967,410
4.625%, 01/06/26 (144A)	1,300,000	1,370,147
Itau Unibanco Holding S.A.
2.900%, 01/24/23 (144A)	901,000	855,950
3.250%, 01/24/25 (144A)	901,000	840,363
6.125%, 5Y H15 + 3.981%, 12/12/22 (144A) (a)	400,000	377,000
6.500%, 5Y H15 + 3.863%, 03/19/23 (144A) (a)	200,000	189,120
JPMorgan Chase & Co.
2.550%, 03/01/21	2,113,000	2,118,059
2.972%, 01/15/23	1,463,000	1,489,442
3.200%, 06/15/26	60,000	62,311
3.207%, 3M LIBOR + 0.695%, 04/01/23 (a)	6,054,000	6,169,746
3.220%, 3M LIBOR + 1.155%, 03/01/25 (a)	2,652,000	2,749,146
3.375%, 05/01/23	20,000	20,871
3.540%, 3M LIBOR + 1.380%, 05/01/28 (a)	7,407,000	7,812,718
3.559%, 3M LIBOR + 0.730%, 04/23/24 (a)	610,000	633,612
3.702%, 3M LIBOR + 1.160%, 05/06/30 (a)	1,690,000	1,815,109
3.782%, 3M LIBOR + 1.337%, 02/01/28 (a)	7,225,000	7,758,376
3.797%, 3M LIBOR + 0.890%, 07/23/24 (a)	3,588,000	3,755,216
3.875%, 02/01/24	30,000	32,080
3.875%, 09/10/24	434,000	458,278
3.882%, 3M LIBOR + 1.360%, 07/24/38 (a)	433,000	483,855
3.960%, 3M LIBOR + 1.245%, 01/29/27 (a)	3,644,000	3,935,563
4.005%, 3M LIBOR + 1.120%, 04/23/29 (a)	40,000	42,986
4.023%, 3M LIBOR + 1.000%, 12/05/24 (a)	9,132,000	9,675,174

Banks—(Continued)
JPMorgan Chase & Co.
4.203%, 3M LIBOR + 1.260%, 07/23/29 (a)	430,000	472,363
4.250%, 10/15/20	58,000	58,697
4.493%, SOFR + 3.790%, 03/24/31 (a)	20,000	23,203
4.600%, SOFR + 3.234%, 02/01/25 (a)	670,000	586,384
4.625%, 05/10/21	1,584,000	1,627,643
5.000%, SOFR + 3.380%, 08/01/24 (a)	1,982,000	1,858,125
KeyBank N.A. 3.350%, 06/15/21	440,000	447,768
KeyCorp
2.550%, 10/01/29	320,000	288,427
4.100%, 04/30/28	512,000	539,277
4.150%, 10/29/25	188,000	197,509
Lloyds Banking Group plc
3.750%, 01/11/27	1,655,000	1,672,138
3.900%, 03/12/24	839,000	849,166
Mitsubishi UFJ Financial Group, Inc.
2.665%, 07/25/22	374,000	374,551
2.998%, 02/22/22	256,000	260,988
3.195%, 07/18/29	462,000	467,624
3.455%, 03/02/23	5,820,000	5,958,229
3.535%, 07/26/21	265,000	268,721
3.761%, 07/26/23	3,915,000	4,046,078
Mizuho Financial Group, Inc.
2.226%, 3M LIBOR + 0.830%, 05/25/26 (a)	666,000	652,710
2.273%, 09/13/21	942,000	931,082
2.555%, 3M LIBOR + 1.100%, 09/13/25 (a)	4,424,000	4,369,734
2.632%, 04/12/21 (144A)	1,805,000	1,805,303
2.869%, 3M LIBOR + 1.310%, 09/13/30 (a) (f)	395,000	375,326
2.953%, 02/28/22 (f)	8,279,000	8,360,548
3.153%, 3M LIBOR + 1.130%, 07/16/30 (a)	200,000	190,984
3.663%, 02/28/27	400,000	402,694
Morgan Stanley
3.591%, 3M LIBOR + 1.340%, 07/22/28 (a)	1,290,000	1,352,023
3.622%, SOFR + 3.120%, 04/01/31 (a)	234,000	243,533
3.625%, 01/20/27	7,438,000	7,862,346
3.737%, 3M LIBOR + 0.847%, 04/24/24 (a)	38,000	39,125
3.750%, 02/25/23	131,000	136,504
3.772%, 3M LIBOR + 1.140%, 01/24/29 (a)	219,000	231,085
4.000%, 07/23/25 (f)	113,000	120,937
4.431%, 3M LIBOR + 1.628%, 01/23/30 (a)	1,810,000	2,011,670
Northern Trust Corp. 3.150%, 05/03/29	558,000	577,909
Royal Bank of Scotland Group plc 3.498%, 3M LIBOR + 1.480%, 05/15/23 (a)	200,000	197,459
Santander UK Group Holdings plc 2.875%, 08/05/21	1,905,000	1,874,853
Standard Chartered plc 3.885%, 3M LIBOR + 1.080%, 03/15/24 (144A) (a)	392,000	397,107
State Street Corp.
2.650%, 05/19/26	759,000	770,522
3.152%, SOFR + 2.650%, 03/30/31 (144A) (a)	25,000	25,616
5.250%, 3M LIBOR + 3.597%, 09/15/20 (a)	840,000	789,600
5.625%, 3M LIBOR + 2.539%, 12/15/23 (a)	2,815,000	2,477,200
Sumitomo Mitsui Financial Group, Inc.
2.348%, 01/15/25	1,777,000	1,764,774

BHFTII-12

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Sumitomo Mitsui Financial Group, Inc.
2.448%, 09/27/24	200,000	$199,429
2.696%, 07/16/24	2,485,000	2,483,512
3.040%, 07/16/29	300,000	299,788
SunTrust Bank 2.800%, 05/17/22	1,080,000	1,093,510
Svenska Handelsbanken AB 1.875%, 09/07/21	910,000	890,041
U.S. Bancorp
2.400%, 07/30/24	1,741,000	1,740,509
2.950%, 07/15/22	505,000	514,993
U.S. Bank N.A.
3.104%, 3M LIBOR + 0.290%, 05/21/21 (a)	1,050,000	1,050,942
UBS Group AG
4.125%, 04/15/26 (144A)	1,575,000	1,595,885
7.000%, 5Y USD Swap + 4.344%, 01/31/24 (144A) (a)	2,545,000	2,392,300
UBS Group Funding Switzerland AG
2.859%, 3M LIBOR + 0.954%, 08/15/23 (144A) (a)	3,575,000	3,544,030
4.125%, 09/24/25 (144A)	2,791,000	2,899,642
Wells Fargo & Co.
2.100%, 07/26/21	10,000	9,986
2.625%, 07/22/22	548,000	554,400
3.000%, 04/22/26	1,074,000	1,105,451
3.000%, 10/23/26	2,347,000	2,404,299
3.500%, 03/08/22	1,640,000	1,671,508
3.550%, 09/29/25	2,232,000	2,354,109
3.750%, 01/24/24	4,678,000	4,952,439
4.600%, 04/01/21	1,036,000	1,058,494
5.013%, 3M LIBOR + 4.240%, 04/04/51 (a)	81,000	102,698
5.606%, 01/15/44	69,000	84,343
Wells Fargo Bank N.A.
2.600%, 01/15/21	1,050,000	1,054,581
3.325%, 3M LIBOR + 0.490%, 07/23/21 (a)	350,000	350,573

		281,895,954

Beverages—0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.700%, 02/01/36	5,600,000	5,849,841
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 01/12/24	1,095,000	1,141,486
4.000%, 04/13/28	239,000	252,353
4.750%, 01/23/29 (f)	4,860,000	5,343,087
4.900%, 01/23/31 (f)	311,000	345,483
Embotelladora Andina S.A. 3.950%, 01/21/50 (144A)	430,000	365,504
Molson Coors Beverage Co. 4.200%, 07/15/46	340,000	304,304
PepsiCo, Inc.
3.375%, 07/29/49	183,000	205,533
3.450%, 10/06/46	426,000	478,868
4.000%, 05/02/47	279,000	334,935
4.450%, 04/14/46	19,000	24,837

		14,646,231

Biotechnology—0.2%
Amgen, Inc.
2.450%, 02/21/30	1,383,000	1,372,252
4.400%, 05/01/45	2,033,000	2,373,928
4.663%, 06/15/51	101,000	127,190
Gilead Sciences, Inc.
3.500%, 02/01/25	1,111,000	1,190,117
4.500%, 02/01/45	187,000	227,743
4.600%, 09/01/35	571,000	732,326
4.750%, 03/01/46	113,000	144,504
4.800%, 04/01/44	645,000	829,298

		6,997,358

Building Materials—0.1%
Johnson Controls International plc
4.625%, 07/02/44	184,000	179,785
5.125%, 09/14/45	11,000	12,721
Masonite International Corp. 5.375%, 02/01/28 (144A)	328,000	322,359
Owens Corning
3.950%, 08/15/29	156,000	147,420
4.300%, 07/15/47	249,000	212,791
Standard Industries, Inc.
4.750%, 01/15/28 (144A)	118,000	108,672
5.000%, 02/15/27 (144A)	324,000	294,840
6.000%, 10/15/25 (144A)	130,000	127,764
Summit Materials LLC / Summit Materials Finance Corp. 6.125%, 07/15/23	329,000	325,710
U.S. Concrete, Inc. 6.375%, 06/01/24	313,000	282,617

		2,014,679

Chemicals—0.3%
Dow Chemical Co. (The)
1.875%, 03/15/40 (EUR)	1,935,000	1,697,386
3.150%, 05/15/24	14,000	13,789
3.625%, 05/15/26	950,000	929,745
4.550%, 11/30/25	260,000	275,880
9.000%, 04/01/21	1,125,000	1,180,608
DuPont de Nemours, Inc. 4.493%, 11/15/25	3,202,000	3,443,626
LYB International Finance B.V. 4.875%, 03/15/44	838,000	904,853
LYB International Finance III LLC 4.200%, 10/15/49	66,000	64,761
Methanex Corp. 5.250%, 12/15/29	622,000	466,191
SABIC Capital II B.V. 4.000%, 10/10/23 (144A)	527,000	522,202
Sherwin-Williams Co. (The)
2.950%, 08/15/29	205,000	201,254
3.300%, 05/15/50	80,000	74,970
4.000%, 12/15/42	240,000	251,214

		10,026,479

BHFTII-13

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—0.6%
AMN Healthcare, Inc. 5.125%, 10/01/24 (144A)	978,000	$938,880
Capitol Investment Merger Sub 2 LLC 10.000%, 08/01/24 (144A) (f)	907,000	816,300
Claremont Mckenna College 3.378%, 01/01/50	1,005,000	1,042,219
Conservation Fund (The) 3.474%, 12/15/29	314,000	351,056
DP World Crescent, Ltd. 3.908%, 05/31/23	398,000	379,135
George Washington University (The) 4.126%, 09/15/48	713,000	710,045
Herc Holdings, Inc. 5.500%, 07/15/27 (144A)	724,000	673,320
Moody’s Corp.
2.750%, 12/15/21	83,000	82,378
3.250%, 01/15/28	853,000	864,492
4.875%, 02/15/24	389,000	420,795
Nielsen Co. Luxembourg S.a.r.l. (The)
5.000%, 02/01/25 (144A) (f)	287,000	266,193
PayPal Holdings, Inc. 2.650%, 10/01/26	905,000	886,832
RELX Capital, Inc.
3.500%, 03/16/23	1,870,000	1,946,903
4.000%, 03/18/29	1,531,000	1,581,738
Total System Services, Inc.
3.750%, 06/01/23	496,000	515,676
3.800%, 04/01/21	532,000	535,334
4.000%, 06/01/23	39,000	40,661
4.800%, 04/01/26	670,000	740,693
United Rentals North America, Inc.
3.875%, 11/15/27	893,000	843,885
4.625%, 10/15/25	474,000	447,925
4.875%, 01/15/28 (f)	1,363,000	1,322,110
5.250%, 01/15/30 (f)	89,000	88,973
5.500%, 05/15/27	662,000	645,351
5.875%, 09/15/26	660,000	668,448
6.500%, 12/15/26	730,000	740,950
University of Southern California 3.028%, 10/01/39	77,000	74,228
University of Texas System 3.672%, 04/01/49	1,512,000	1,629,106
Wesleyan University 4.781%, 07/01/2116	536,000	648,471

		19,902,097

Computers—0.4%
Apple, Inc.
3.200%, 05/13/25	22,000	23,831
3.450%, 02/09/45	248,000	279,921
3.850%, 05/04/43	1,589,000	1,879,359
4.250%, 02/09/47	265,000	339,567
Dell International LLC / EMC Corp.
4.900%, 10/01/26 (144A)	1,201,000	1,196,334
8.100%, 07/15/36 (144A)	1,193,000	1,371,818

Computers—(Continued)
Hewlett Packard Enterprise Co.
3.600%, 10/15/20	13,000	13,016
4.400%, 10/15/22	140,000	142,643
6.350%, 10/15/45	290,000	337,313
HP, Inc. 6.000%, 09/15/41 (f)	160,000	169,644
IBM Credit LLC 3.450%, 11/30/20	882,000	891,472
International Business Machines Corp.
1.200%, 02/11/40 (EUR)	900,000	838,175
3.000%, 05/15/24	565,000	590,785
3.300%, 05/15/26	4,235,000	4,542,099

		12,615,977

Distribution/Wholesale—0.1%
American Builders & Contractors Supply Co., Inc.
4.000%, 01/15/28 (144A)	481,000	437,710
5.875%, 05/15/26 (144A)	366,000	348,615
H&E Equipment Services, Inc. 5.625%, 09/01/25	1,190,000	1,103,725
HD Supply, Inc. 5.375%, 10/15/26 (144A)	403,000	391,764
KAR Auction Services, Inc. 5.125%, 06/01/25 (144A)	573,000	547,215
Performance Food Group, Inc. 5.500%, 10/15/27 (144A)	641,000	594,528

		3,423,557

Diversified Financial Services—0.9%
Alpha Holding S.A. de C.V. 9.000%, 02/10/25 (144A)	609,000	420,210
American Express Co.
2.500%, 08/01/22	1,013,000	1,030,507
2.500%, 07/30/24	1,975,000	1,999,127
3.125%, 05/20/26	1,494,000	1,548,229
3.400%, 02/22/24	270,000	282,667
3.700%, 08/03/23	1,390,000	1,460,343
4.200%, 11/06/25	655,000	723,440
American Express Credit Corp.
2.250%, 05/05/21	952,000	954,394
2.600%, 09/14/20	11,000	11,003
ASG Finance Designated Activity Co. 7.875%, 12/03/24 (144A)	1,018,000	585,350
Capital One Financial Corp.
3.450%, 04/30/21	288,000	288,468
3.500%, 06/15/23	133,000	132,213
4.750%, 07/15/21	231,000	237,928
Charles Schwab Corp. (The) 3.200%, 03/02/27	660,000	668,400
Discover Financial Services
4.100%, 02/09/27	163,000	156,796
4.500%, 01/30/26	803,000	819,203
E*TRADE Financial Corp. 3.800%, 08/24/27	170,000	171,650
GE Capital International Funding Co. 4.418%, 11/15/35	1,525,000	1,647,565

BHFTII-14

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Intercontinental Exchange, Inc.
3.100%, 09/15/27	500,000	$499,005
3.750%, 12/01/25	224,000	235,560
3.750%, 09/21/28	783,000	833,010
4.000%, 10/15/23	10,000	10,477
Intercorp Peru, Ltd. 3.875%, 08/15/29 (144A)	200,000	175,500
Mastercard, Inc.
2.950%, 06/01/29	1,100,000	1,172,063
3.300%, 03/26/27	970,000	1,054,055
3.350%, 03/26/30	1,164,000	1,293,453
3.850%, 03/26/50	64,000	78,117
Muthoot Finance, Ltd. 6.125%, 10/31/22 (144A)	492,000	422,471
Nationstar Mortgage Holdings, Inc.
8.125%, 07/15/23 (144A)	585,000	572,013
9.125%, 07/15/26 (144A)	1,221,000	1,105,005
Navient Corp.
5.875%, 03/25/21	332,000	324,132
5.875%, 10/25/24	292,000	268,024
6.500%, 06/15/22	542,000	525,859
6.625%, 07/26/21	398,000	407,950
6.750%, 06/25/25 (f)	308,000	283,360
6.750%, 06/15/26	304,000	279,680
7.250%, 09/25/23	313,000	306,740
Nomura Holdings, Inc. 3.103%, 01/16/30	613,000	576,572
ORIX Corp. 2.900%, 07/18/22	22,000	22,594
Quicken Loans, Inc.
5.250%, 01/15/28 (144A)	641,000	626,770
5.750%, 05/01/25 (144A)	651,000	647,745
Synchrony Financial
4.250%, 08/15/24	18,000	17,331
4.375%, 03/19/24	714,000	707,103
Unifin Financiera S.A.B. de C.V. 8.875%, 5Y H15 + 6.308%, 01/29/25 (144A) (a)	329,000	197,403
Visa, Inc.
2.700%, 04/15/40	664,000	659,113
2.800%, 12/14/22	380,000	395,246
3.150%, 12/14/25	1,421,000	1,547,999

		28,381,843

Electric—3.0%
Adani Electricity Mumbai, Ltd. 3.949%, 02/12/30 (144A)	326,000	267,276
AEP Texas, Inc.
3.450%, 01/15/50	480,000	428,182
3.950%, 06/01/28	2,222,000	2,324,122
AEP Transmission Co. LLC
3.150%, 09/15/49	730,000	734,050
3.800%, 06/15/49	840,000	908,038
4.250%, 09/15/48	505,000	521,355
Alabama Power Co.
3.450%, 10/01/49	723,000	735,720

Electric—(Continued)
Alabama Power Co.
3.550%, 12/01/23	200,000	206,436
3.750%, 03/01/45	1,116,000	1,149,416
4.150%, 08/15/44	80,000	75,156
4.300%, 07/15/48	491,000	555,161
6.000%, 03/01/39	34,000	43,986
Ameren Illinois Co.
3.250%, 03/15/50	775,000	776,555
3.700%, 12/01/47	10,000	10,100
3.800%, 05/15/28	800,000	864,298
Baltimore Gas & Electric Co.
3.200%, 09/15/49	235,000	223,970
3.500%, 08/15/46	980,000	988,747
3.750%, 08/15/47	699,000	756,278
4.250%, 09/15/48	240,000	279,063
Calpine Corp.
4.500%, 02/15/28 (144A)	3,173,000	3,075,430
5.250%, 06/01/26 (144A)	1,676,000	1,592,200
5.500%, 02/01/24	300,000	285,000
CenterPoint Energy Houston Electric LLC
3.550%, 08/01/42	135,000	139,858
3.950%, 03/01/48	406,000	453,832
Centrais Eletricas Brasileiras S.A. 3.625%, 02/04/25 (144A)	723,000	642,212
Colbun S.A. 3.150%, 03/06/30 (144A)	200,000	174,000
Commonwealth Edison Co. 2.950%, 08/15/27	310,000	304,315
Consumers Energy Co.
3.100%, 08/15/50	445,000	433,969
3.375%, 08/15/23	12,000	12,494
3.500%, 08/01/51	615,000	661,569
3.750%, 02/15/50	1,357,000	1,471,395
3.950%, 07/15/47	123,000	143,010
4.050%, 05/15/48	390,000	451,167
Dayton Power & Light Co. 3.950%, 06/15/49 (144A)	905,000	913,853
DTE Electric Co. 4.050%, 05/15/48	1,373,000	1,558,653
Duke Energy Carolinas LLC
2.450%, 08/15/29 (f)	1,290,000	1,265,404
2.450%, 02/01/30 (f)	1,029,000	1,023,030
3.050%, 03/15/23	255,000	261,087
3.200%, 08/15/49	564,000	569,781
3.700%, 12/01/47	735,000	808,603
3.750%, 06/01/45	165,000	181,505
3.950%, 11/15/28	321,000	355,562
3.950%, 03/15/48	269,000	303,649
4.000%, 09/30/42	175,000	197,054
4.250%, 12/15/41	45,000	51,050
Duke Energy Florida LLC
2.500%, 12/01/29	2,355,000	2,314,470
3.400%, 10/01/46	520,000	537,083
3.800%, 07/15/28	755,000	812,899
4.200%, 07/15/48	504,000	574,623
6.400%, 06/15/38	563,000	819,134

BHFTII-15

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Duke Energy Ohio, Inc. 3.650%, 02/01/29	2,370,000	$2,517,288
Duke Energy Progress LLC
3.000%, 09/15/21	480,000	486,973
3.250%, 08/15/25	1,321,000	1,407,933
3.450%, 03/15/29	380,000	407,599
3.700%, 09/01/28	1,451,000	1,552,574
3.700%, 10/15/46	221,000	238,243
4.100%, 05/15/42	490,000	560,971
4.100%, 03/15/43	440,000	481,046
4.150%, 12/01/44	252,000	284,225
4.200%, 08/15/45	80,000	91,493
Edison International
2.400%, 09/15/22	1,580,000	1,524,698
3.125%, 11/15/22	9,000	8,844
Empresas Publicas de Medellin E.S.P. 4.250%, 07/18/29 (144A)	323,000	275,357
Entergy Louisiana LLC
4.200%, 09/01/48	1,317,000	1,495,675
5.400%, 11/01/24	405,000	458,761
Eversource Energy 2.900%, 10/01/24	375,000	384,649
Exelon Corp. 5.625%, 06/15/35	329,000	378,005
FirstEnergy Corp.
2.050%, 03/01/25	272,000	262,957
2.650%, 03/01/30	462,000	435,452
3.400%, 03/01/50	1,012,000	956,721
FirstEnergy Transmission LLC
4.350%, 01/15/25 (144A)	3,191,000	3,320,769
4.550%, 04/01/49 (144A)	885,000	884,526
Florida Power & Light Co.
2.137%, 3M LIBOR + 0.400%, 05/06/22 (a)	6,495,000	6,125,121
2.850%, 04/01/25	323,000	339,674
3.150%, 10/01/49	1,435,000	1,488,676
3.950%, 03/01/48	1,162,000	1,386,890
3.990%, 03/01/49	5,000	5,639
Generacion Mediterranea S.A. / Generacion Frias S.A. / Central Termica Roca S.A. 9.625%, 07/27/23 (144A)	1,023,000	429,670
Inkia Energy, Ltd. 5.875%, 11/09/27 (144A)	349,000	306,247
ITC Holdings Corp. 2.700%, 11/15/22	70,000	69,507
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/28 (144A)	175,000	184,149
MidAmerican Energy Co.
3.100%, 05/01/27	70,000	71,999
3.150%, 04/15/50	680,000	689,457
3.650%, 04/15/29	1,328,000	1,450,537
4.250%, 07/15/49	687,000	805,302
Northern States Power Co.
2.900%, 03/01/50	356,000	350,790
3.400%, 08/15/42	1,090,000	1,010,110
4.000%, 08/15/45	766,000	784,855

Electric—(Continued)
NRG Energy, Inc.
5.250%, 06/15/29 (144A)	614,000	632,420
5.750%, 01/15/28	537,000	547,740
6.625%, 01/15/27	1,021,000	1,061,840
7.250%, 05/15/26	1,820,000	1,906,450
NSTAR Electric Co.
3.200%, 05/15/27	273,000	275,521
3.250%, 05/15/29	190,000	196,213
Ohio Power Co.
4.000%, 06/01/49	605,000	624,365
6.600%, 02/15/33	955,000	1,325,811
Oncor Electric Delivery Co. LLC
3.100%, 09/15/49	595,000	577,988
3.700%, 11/15/28	1,155,000	1,236,134
3.800%, 09/30/47	269,000	269,558
3.800%, 06/01/49	353,000	372,050
4.550%, 12/01/41	303,000	347,738
5.750%, 03/15/29	110,000	134,172
Orazul Energy Egenor SCA 5.625%, 04/28/27 (144A)	229,000	201,520
Public Service Electric & Gas Co.
3.200%, 05/15/29	90,000	95,416
3.650%, 09/01/28	1,760,000	1,859,810
Southern California Edison Co. 2.250%, 06/01/30	513,000	476,097
Southern Co. (The) 2.750%, 06/15/20	1,110,000	1,110,961
Stoneway Capital Corp.
10.000%, 03/01/27	583,599	81,710
10.000%, 03/01/27 (144A)	1,137,974	159,328
Talen Energy Supply LLC 10.500%, 01/15/26 (144A)	449,000	323,280
Tampa Electric Co.
4.300%, 06/15/48	274,000	305,520
4.450%, 06/15/49	828,000	926,971
Trans-Allegheny Interstate Line Co. 3.850%, 06/01/25 (144A)	2,805,000	2,976,965
Virginia Electric & Power Co.
2.750%, 03/15/23	1,525,000	1,535,868
3.500%, 03/15/27	1,048,000	1,097,348
4.000%, 01/15/43	921,000	984,682
4.000%, 11/15/46	541,000	583,331
4.600%, 12/01/48	20,000	22,732
Vistra Energy Corp. 5.875%, 06/01/23	2,375,000	2,369,062
Vistra Operations Co. LLC
3.550%, 07/15/24 (144A)	1,198,000	1,126,098
4.300%, 07/15/29 (144A)	2,060,000	1,828,285
5.000%, 07/31/27 (144A)	734,000	745,010
5.500%, 09/01/26 (144A)	833,000	857,990
5.625%, 02/15/27 (144A)	846,000	872,437

		98,197,603

Electronics—0.1%
Agilent Technologies, Inc.
2.750%, 09/15/29	435,000	421,240

BHFTII-16

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electronics—(Continued)
Agilent Technologies, Inc.
3.050%, 09/22/26	1,312,000	$1,379,946
3.875%, 07/15/23	172,000	177,424
Honeywell International, Inc. 2.700%, 08/15/29	1,033,000	1,052,702
Tyco Electronics Group S.A.
3.125%, 08/15/27	464,000	479,395
3.450%, 08/01/24	101,000	103,111

		3,613,818

Engineering & Construction—0.0%
IHS Netherlands Holdco B.V. 8.000%, 09/18/27 (144A)	470,000	385,494

Entertainment—0.2%
Caesars Resort Collection LLC / CRC Finco, Inc. 5.250%, 10/15/25 (144A)	990,000	714,978
Cedar Fair L.P. 5.250%, 07/15/29 (144A)	722,000	610,090
Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op 5.375%, 04/15/27	632,000	543,520
Churchill Downs, Inc.
4.750%, 01/15/28 (144A)	357,000	310,590
5.500%, 04/01/27 (144A)	754,000	710,645
Eldorado Resorts, Inc. 6.000%, 09/15/26	326,000	294,215
International Game Technology plc 6.250%, 02/15/22 (144A)	446,000	410,101
Scientific Games International, Inc. 5.000%, 10/15/25 (144A)	779,000	677,730
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125%, 10/01/29 (144A)	1,058,000	962,780

		5,234,649

Environmental Control—0.3%
Clean Harbors, Inc. 4.875%, 07/15/27 (144A)	442,000	432,674
Republic Services, Inc.
2.900%, 07/01/26	750,000	758,085
3.950%, 05/15/28	2,209,000	2,390,514
4.750%, 05/15/23	1,484,000	1,568,288
Waste Management, Inc.
2.950%, 06/15/24	2,480,000	2,521,672
3.125%, 03/01/25	280,000	290,401
4.000%, 07/15/39	1,834,000	1,992,379
Waste Pro USA, Inc. 5.500%, 02/15/26 (144A)	297,000	275,557

		10,229,570

Food—0.4%
Albertsons Cos., Inc / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC
3.500%, 02/15/23 (144A)	639,000	629,096
4.625%, 01/15/27 (144A)	159,000	158,205
4.875%, 02/15/30 (144A)	118,000	116,820

Food—(Continued)
Albertsons Cos., Inc / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC
5.750%, 03/15/25	1,545,000	1,543,084
5.875%, 02/15/28 (144A)	688,000	700,246
6.625%, 06/15/24	654,000	663,810
7.500%, 03/15/26 (144A)	796,000	857,929
BRF GmbH 4.350%, 09/29/26 (144A)	582,000	496,970
General Mills, Inc. 2.875%, 04/15/30	70,000	69,860
Grupo KUO S.A.B. de C.V. 5.750%, 07/07/27 (144A)	868,000	624,101
JBS USA LUX S.A. / JBS USA Finance, Inc.
5.500%, 01/15/30 (144A)	147,000	151,778
5.750%, 06/15/25 (144A)	545,000	550,450
6.500%, 04/15/29 (144A)	959,000	1,028,719
6.750%, 02/15/28 (144A)	776,000	828,380
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (144A)	536,000	527,960
4.875%, 11/01/26 (144A)	538,000	547,350
Pilgrim’s Pride Corp. 5.875%, 09/30/27 (144A)	1,080,000	1,076,112
Post Holdings, Inc.
5.500%, 12/15/29 (144A)	458,000	475,083
5.625%, 01/15/28 (144A)	580,000	590,150
5.750%, 03/01/27 (144A)	792,000	811,570
Simmons Foods, Inc. 5.750%, 11/01/24 (144A)	306,000	277,787

		12,725,460

Food Service—0.0%
Aramark Services, Inc.
4.750%, 06/01/26	321,000	302,478
5.000%, 02/01/28 (144A) (f)	746,000	694,243

		996,721

Forest Products & Paper—0.2%
Celulosa Arauco y Constitucion S.A. 4.250%, 04/30/29 (144A)	325,000	273,813
Georgia-Pacific LLC
3.600%, 03/01/25 (144A)	228,000	240,903
3.734%, 07/15/23 (144A)	1,071,000	1,125,937
5.400%, 11/01/20 (144A)	935,000	943,942
7.375%, 12/01/25	160,000	202,353
7.750%, 11/15/29	350,000	499,529
8.875%, 05/15/31	189,000	289,109
International Paper Co.
4.350%, 08/15/48	462,000	447,340
4.800%, 06/15/44	347,000	344,268
6.000%, 11/15/41	590,000	759,312
Inversiones CMPC S.A. 4.375%, 05/15/23 (144A)	200,000	192,038
Suzano Austria GmbH 5.000%, 01/15/30 (f)	200,000	176,000

		5,494,544

BHFTII-17

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Gas—0.0%
Atmos Energy Corp. 3.375%, 09/15/49	545,000	$552,732
Dominion Energy Gas Holdings LLC
4.600%, 12/15/44	254,000	251,837
4.800%, 11/01/43	265,000	267,003
Piedmont Natural Gas Co., Inc. 3.640%, 11/01/46	135,000	128,801

		1,200,373

Hand/Machine Tools—0.0%
Colfax Corp. 6.000%, 02/15/24 (144A)	396,000	394,020

Healthcare-Products—0.3%
Abbott Laboratories
3.400%, 11/30/23	312,000	327,787
3.750%, 11/30/26	1,355,000	1,512,658
Avantor, Inc. 6.000%, 10/01/24 (144A)	232,000	243,066
Boston Scientific Corp.
3.450%, 03/01/24	2,443,000	2,506,993
4.550%, 03/01/39	15,000	16,490
Covidien International Finance S.A. 2.950%, 06/15/23	870,000	907,740
DH Europe Finance II Sarl
1.350%, 09/18/39 (EUR)	395,000	357,944
1.800%, 09/18/49 (EUR)	700,000	615,585
Medtronic Global Holdings SCA 1.750%, 07/02/49 (EUR)	700,000	661,631
Teleflex, Inc. 4.625%, 11/15/27	322,000	321,646
Thermo Fisher Scientific, Inc.
1.875%, 10/01/49 (EUR)	1,500,000	1,296,795
4.497%, 03/25/30	175,000	197,262

		8,965,597

Healthcare-Services—1.4%
Aetna, Inc.
4.125%, 11/15/42	7,000	7,101
4.500%, 05/15/42	639,000	682,507
6.625%, 06/15/36	172,000	218,694
Anthem, Inc.
2.375%, 01/15/25	373,000	368,055
2.875%, 09/15/29	91,000	88,597
4.101%, 03/01/28	338,000	363,882
Centene Corp.
4.250%, 12/15/27 (144A)	1,602,000	1,605,044
4.625%, 12/15/29 (144A)	413,000	415,065
5.250%, 04/01/25 (144A)	492,000	499,380
5.375%, 06/01/26 (144A)	2,383,000	2,454,752
5.375%, 08/15/26 (144A)	483,000	492,660
Charles River Laboratories International, Inc.
4.250%, 05/01/28 (144A)	149,000	143,621
5.500%, 04/01/26 (144A)	271,000	276,420
CHRISTUS Health 4.341%, 07/01/28	842,000	959,469

Healthcare-Services—(Continued)
CommonSpirit Health
3.347%, 10/01/29	560,000	526,778
4.187%, 10/01/49	582,000	547,419
4.350%, 11/01/42	550,000	539,026
Cottage Health Obligated Group 3.304%, 11/01/49	321,000	327,298
DaVita, Inc. 5.000%, 05/01/25	946,000	944,761
Encompass Health Corp.
4.500%, 02/01/28	292,000	286,379
4.750%, 02/01/30	295,000	290,575
HCA, Inc.
4.750%, 05/01/23	1,842,000	1,886,983
5.000%, 03/15/24	785,000	812,894
5.250%, 04/15/25	4,165,000	4,368,892
5.250%, 06/15/26	218,000	228,676
5.375%, 02/01/25	307,000	312,369
5.375%, 09/01/26	118,000	121,540
5.625%, 09/01/28 (f)	177,000	185,266
5.875%, 02/15/26	177,000	184,328
5.875%, 02/01/29	118,000	124,785
Humana, Inc. 4.875%, 04/01/30	765,000	822,851
Molina Healthcare, Inc. 5.375%, 11/15/22	458,000	453,420
Ochsner Clinic Foundation 5.897%, 05/15/45	411,000	556,233
PeaceHealth Obligated Group 4.787%, 11/15/48	131,000	164,951
RWJ Barnabas Health, Inc. 3.477%, 07/01/49	303,000	306,597
Select Medical Corp. 6.250%, 08/15/26 (144A)	338,000	338,000
Sutter Health 3.695%, 08/15/28	925,000	971,557
Tenet Healthcare Corp.
4.625%, 07/15/24	958,000	912,495
4.625%, 09/01/24 (144A)	1,967,000	1,883,993
4.875%, 01/01/26 (144A)	3,083,000	2,936,557
5.125%, 05/01/25 (f)	1,708,000	1,614,060
5.125%, 11/01/27 (144A)	177,000	169,035
6.250%, 02/01/27 (144A)	1,899,000	1,851,525
UnitedHealth Group, Inc.
2.375%, 08/15/24	1,934,000	1,982,801
2.875%, 08/15/29	56,000	59,017
2.950%, 10/15/27	2,036,000	2,134,658
3.100%, 03/15/26	459,000	485,013
3.500%, 02/15/24	42,000	44,691
3.700%, 12/15/25	847,000	915,913
3.750%, 07/15/25	4,361,000	4,730,650
3.750%, 10/15/47	294,000	328,701
4.250%, 04/15/47	126,000	149,721
4.250%, 06/15/48	505,000	598,079
4.625%, 07/15/35	30,000	35,760
4.625%, 11/15/41	268,000	330,831
5.800%, 03/15/36	162,000	211,201

BHFTII-18

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
UnitedHealth Group, Inc.
6.500%, 06/15/37	50,000	$69,078

		45,320,604

Home Builders—0.4%
Ashton Woods USA LLC / Ashton Woods Finance Co. 6.625%, 01/15/28 (144A)	1,207,000	953,530
Beazer Homes USA, Inc. 7.250%, 10/15/29	1,030,000	782,800
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.250%, 09/15/27 (144A)	1,407,000	1,220,432
Century Communities, Inc. 6.750%, 06/01/27	313,000	253,333
Forestar Group, Inc.
5.000%, 03/01/28 (144A)	659,000	547,214
8.000%, 04/15/24 (144A)	2,190,000	2,211,900
Lennar Corp.
4.125%, 01/15/22	259,000	256,410
4.500%, 04/30/24	294,000	287,544
4.750%, 04/01/21	258,000	255,420
4.750%, 05/30/25	59,000	56,788
4.750%, 11/29/27	106,000	105,735
M/I Homes, Inc. 4.950%, 02/01/28 (144A)	1,010,000	857,237
Mattamy Group Corp.
4.625%, 03/01/30 (144A)	662,000	569,320
5.250%, 12/15/27 (144A)	618,000	574,740
PulteGroup, Inc.
5.000%, 01/15/27	71,000	70,718
5.500%, 03/01/26	83,000	81,843
Taylor Morrison Communities, Inc. 5.875%, 06/15/27 (144A)	59,000	54,797
Toll Brothers Finance Corp.
3.800%, 11/01/29	1,164,000	1,018,500
4.375%, 04/15/23	500,000	475,000
William Lyon Homes, Inc. 6.000%, 09/01/23	900,000	864,000

		11,497,261

Home Furnishings—0.0%
Tempur Sealy International, Inc. 5.500%, 06/15/26	748,000	654,612

Household Products/Wares—0.0%
Clorox Co. (The) 3.100%, 10/01/27	140,000	145,984
Spectrum Brands, Inc. 5.750%, 07/15/25	523,000	489,005

		634,989

Housewares—0.0%
Newell Brands, Inc. 4.100%, 04/01/23	553,000	556,896

Insurance—0.4%
Ambac Assurance Corp.
5.100%, 06/07/20 (144A)	162,922	224,832
Ambac LSNI LLC 6.450%, 3M LIBOR + 5.000%, 02/12/23 (144A) (a)	870,787	827,247
Aon Corp.
3.750%, 05/02/29	2,471,000	2,606,657
4.500%, 12/15/28	2,229,000	2,477,888
Aon plc 4.750%, 05/15/45	145,000	172,977
AXA Equitable Holdings, Inc. 3.900%, 04/20/23	260,000	259,069
Hartford Financial Services Group, Inc. (The) 4.300%, 04/15/43	325,000	337,331
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24	2,605,000	2,661,350
4.050%, 10/15/23 (f)	680,000	713,381
Principal Financial Group, Inc. 3.700%, 05/15/29	595,000	614,580
Travelers Cos., Inc. (The) 6.250%, 06/15/37	15,000	21,176
Travelers Property Casualty Corp. 6.375%, 03/15/33	31,000	42,063
Trinity Acquisition plc 4.400%, 03/15/26	190,000	197,973
Willis North America, Inc.
3.600%, 05/15/24	755,000	779,236
3.875%, 09/15/49	227,000	233,774

		12,169,534

Internet—0.2%
Alibaba Group Holding, Ltd. 3.600%, 11/28/24	1,400,000	1,477,565
Amazon.com, Inc. 3.875%, 08/22/37	1,370,000	1,641,959
Baidu, Inc. 4.375%, 05/14/24	915,000	966,460
Expedia Group, Inc.
3.250%, 02/15/30	1,990,000	1,622,184
3.800%, 02/15/28	590,000	510,454
Netflix, Inc.
4.375%, 11/15/26 (f)	118,000	118,295
4.875%, 04/15/28 (f)	189,000	192,780
4.875%, 06/15/30 (144A)	118,000	119,788
5.375%, 11/15/29 (144A)	106,000	110,770
5.875%, 02/15/25	94,000	99,264
5.875%, 11/15/28	224,000	239,680
6.375%, 05/15/29	94,000	102,460

		7,201,659

Investment Companies—0.0%
MDGH - GMTN B.V.
2.500%, 11/07/24 (144A)	1,141,000	1,086,086
2.875%, 11/07/29 (144A)	382,000	359,332

		1,445,418

BHFTII-19

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Iron/Steel—0.1%
ArcelorMittal
3.600%, 07/16/24	1,279,000	$1,165,959
4.550%, 03/11/26	417,000	374,273
6.125%, 06/01/25 (f)	69,000	68,315
Novolipetsk Steel Via Steel Funding DAC 4.700%, 05/30/26 (144A)	513,000	512,583
Nucor Corp. 3.950%, 05/01/28	1,174,000	1,156,580

		3,277,710

Leisure Time—0.0%
NCL Corp., Ltd. 3.625%, 12/15/24 (144A) (f)	168,000	107,151
Viking Cruises, Ltd. 5.875%, 09/15/27 (144A)	502,000	293,725

		400,876

Lodging—0.2%
Boyd Gaming Corp.
6.000%, 08/15/26	370,000	318,200
6.375%, 04/01/26	396,000	342,540
Hilton Domestic Operating Co., Inc.
4.875%, 01/15/30	118,000	100,300
5.125%, 05/01/26	790,000	756,425
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, 04/01/25	571,000	531,030
4.875%, 04/01/27	497,000	472,150
Marriott Ownership Resorts, Inc. / ILG LLC 6.500%, 09/15/26	639,000	555,930
MGM Resorts International
4.625%, 09/01/26	46,000	39,114
5.500%, 04/15/27	78,000	70,980
5.750%, 06/15/25	78,000	69,810
Station Casinos LLC 5.000%, 10/01/25 (144A)	318,000	264,833
Wyndham Hotels & Resorts, Inc. 5.375%, 04/15/26 (144A)	324,000	281,880
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.250%, 05/15/27 (144A)	652,000	590,060
5.500%, 03/01/25 (144A)	1,306,000	1,214,580

		5,607,832

Machinery-Construction & Mining—0.0%
Terex Corp. 5.625%, 02/01/25 (144A)	840,000	789,684

Machinery-Diversified—0.1%
CNH Industrial Capital LLC 4.375%, 11/06/20 (f)	2,500,000	2,476,479
CNH Industrial NV 3.850%, 11/15/27	189,000	182,166
Otis Worldwide Corp. 2.056%, 04/05/25 (144A)	912,000	891,497

		3,550,142

Media—2.0%
AMC Networks, Inc.
4.750%, 08/01/25	649,000	631,153
5.000%, 04/01/24	634,000	608,640
CCO Holdings LLC / CCO Holdings Capital Corp.
4.750%, 03/01/30 (144A)	863,000	860,842
5.000%, 02/01/28 (144A)	1,641,000	1,647,580
5.125%, 05/01/27 (144A)	1,560,000	1,570,093
5.375%, 06/01/29 (144A)	746,000	766,590
5.500%, 05/01/26 (144A)	721,000	730,085
5.750%, 02/15/26 (144A)	1,216,000	1,228,646
5.875%, 05/01/27 (144A)	387,000	398,564
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.579%, 07/23/20	1,140,000	1,136,456
4.200%, 03/15/28	55,000	56,455
4.500%, 02/01/24	1,668,000	1,718,882
4.800%, 03/01/50	1,755,000	1,828,585
4.908%, 07/23/25	1,860,000	2,003,742
5.750%, 04/01/48	935,000	1,061,442
6.384%, 10/23/35	913,000	1,085,182
6.484%, 10/23/45	3,216,000	3,931,901
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/27 (144A) (f)	817,000	765,039
Comcast Corp.
1.250%, 02/20/40 (EUR)	900,000	844,690
2.350%, 01/15/27	46,000	45,827
3.150%, 03/01/26	1,937,000	2,032,052
3.150%, 02/15/28	594,000	621,499
3.200%, 07/15/36	777,000	820,273
3.400%, 04/01/30	2,560,000	2,773,440
3.400%, 07/15/46	1,290,000	1,395,899
3.700%, 04/15/24	120,000	128,797
3.750%, 04/01/40	349,000	385,712
4.250%, 01/15/33	119,000	140,184
4.400%, 08/15/35	58,000	70,253
4.600%, 10/15/38	647,000	806,090
4.600%, 08/15/45	862,000	1,099,817
4.700%, 10/15/48	1,360,000	1,758,294
COX Communications, Inc.
3.150%, 08/15/24 (144A)	3,719,000	3,803,078
3.350%, 09/15/26 (144A)	161,000	158,306
CSC Holdings LLC
5.750%, 01/15/30 (144A)	1,191,000	1,201,076
7.500%, 04/01/28 (144A)	587,000	625,402
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375%, 08/15/26 (144A)	360,000	292,507
6.625%, 08/15/27 (144A) (f)	1,085,000	725,594
Discovery Communications LLC
3.450%, 03/15/25	38,000	36,796
4.950%, 05/15/42	406,000	399,968
5.000%, 09/20/37 (f)	1,393,000	1,379,338
5.200%, 09/20/47	744,000	760,421
Fox Corp. 3.050%, 04/07/25	60,000	59,906
Gray Television, Inc.
5.875%, 07/15/26 (144A)	424,000	408,227
7.000%, 05/15/27 (144A)	480,000	477,600

BHFTII-20

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
iHeartCommunications, Inc.
4.750%, 01/15/28 (144A)	59,000	$53,100
5.250%, 08/15/27 (144A)	622,000	542,011
6.375%, 05/01/26	689,679	652,613
Meredith Corp. 6.875%, 02/01/26	760,000	653,600
NBCUniversal Enterprise, Inc.
5.250%, 12/31/49 (144A) (f)	3,845,000	3,845,000
NBCUniversal Media LLC 5.950%, 04/01/41	786,000	1,086,070
Nexstar Broadcasting, Inc. 5.625%, 07/15/27 (144A)	685,000	669,588
Sirius XM Radio, Inc.
4.625%, 07/15/24 (144A)	1,613,000	1,637,082
5.000%, 08/01/27 (144A)	1,246,000	1,264,565
5.375%, 04/15/25 (144A)	521,000	526,205
5.375%, 07/15/26 (144A)	528,000	534,442
5.500%, 07/01/29 (144A)	819,000	835,380
TEGNA, Inc.
4.625%, 03/15/28 (144A)	860,000	755,725
5.000%, 09/15/29 (144A)	130,000	117,000
Time Warner Cable LLC
4.125%, 02/15/21	434,000	435,284
4.500%, 09/15/42	161,000	151,343
5.500%, 09/01/41	143,000	149,528
6.550%, 05/01/37	285,000	320,005
ViacomCBS, Inc.
4.375%, 03/15/43	875,000	776,314
6.875%, 04/30/36	786,000	886,076
Walt Disney Co. (The)
2.750%, 09/01/49	160,000	157,999
4.700%, 03/23/50	1,534,000	1,986,755
4.750%, 09/15/44	340,000	426,935
5.400%, 10/01/43	71,000	94,730
Ziggo B.V. 5.500%, 01/15/27 (144A)	1,091,000	1,091,000
Ziggo Bond Co. B.V. 6.000%, 01/15/27 (144A)	328,000	318,160

		65,247,433

Mining—0.1%
FMG Resources August 2006 Pty, Ltd.
4.500%, 09/15/27 (144A)	71,000	63,190
4.750%, 05/15/22 (144A)	478,000	476,208
5.125%, 03/15/23 (144A)	324,000	317,520
5.125%, 05/15/24 (144A)	490,000	482,650
Freeport-McMoRan, Inc.
5.000%, 09/01/27	71,000	65,920
5.250%, 09/01/29	71,000	66,903
Industrias Penoles S.A.B. de C.V. 4.150%, 09/12/29 (144A)	507,000	447,638
Minera Mexico S.A. de C.V. 4.500%, 01/26/50 (144A)	230,000	193,200
Newmont Corp.
2.250%, 10/01/30	246,000	226,544
2.800%, 10/01/29	921,000	877,535

Mining—(Continued)
Teck Resources, Ltd. 6.125%, 10/01/35	394,000	362,236
Votorantim S.A. 6.750%, 04/05/21 (144A)	255,000	251,328

		3,830,872

Miscellaneous Manufacturing—0.1%
General Electric Co.
5.875%, 01/14/38	1,339,000	1,570,829
6.875%, 01/10/39	177,000	220,822
Parker-Hannifin Corp. 3.250%, 06/14/29	754,000	760,840
Textron, Inc.
3.650%, 03/15/27	640,000	627,223
3.900%, 09/17/29	1,540,000	1,506,421

		4,686,135

Oil & Gas—1.0%
BP Capital Markets America, Inc.
3.119%, 05/04/26	670,000	677,655
3.410%, 02/11/26	137,000	136,916
3.790%, 02/06/24	1,462,000	1,514,968
3.796%, 09/21/25	781,000	802,520
3.937%, 09/21/28	98,000	105,079
BP Capital Markets plc 3.279%, 09/19/27	37,000	37,248
Chesapeake Energy Corp.
4.875%, 04/15/22	525,000	52,500
5.375%, 06/15/21	100,000	15,250
5.750%, 03/15/23	7,000	682
6.125%, 02/15/21	1,884,000	263,760
11.500%, 01/01/25 (144A)	1,376,000	220,160
Chevron Corp.
2.355%, 12/05/22	20,000	20,268
2.498%, 03/03/22	20,000	20,294
Cimarex Energy Co. 4.375%, 06/01/24	401,000	316,053
Citgo Holding, Inc. 9.250%, 08/01/24 (144A)	375,000	305,625
Concho Resources, Inc. 3.750%, 10/01/27	1,355,000	1,150,175
CrownRock L.P. / CrownRock Finance, Inc. 5.625%, 10/15/25 (144A)	609,000	316,680
Diamondback Energy, Inc. 3.500%, 12/01/29	2,851,000	2,010,560
Ecopetrol S.A. 7.375%, 09/18/43	254,000	256,210
Endeavor Energy Resources L.P. / EER Finance, Inc.
5.500%, 01/30/26 (144A)	512,000	353,387
5.750%, 01/30/28 (144A)	522,000	354,960
EOG Resources, Inc. 4.150%, 01/15/26	262,000	268,220
Exxon Mobil Corp.
1.902%, 08/16/22	194,000	196,442
2.275%, 08/16/26	1,606,000	1,631,075

BHFTII-21

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Gran Tierra Energy, Inc. 7.750%, 05/23/27 (144A)	212,000	$53,000
Great Western Petroleum LLC / Great Western Finance Corp. 9.000%, 09/30/21 (144A)	1,107,000	708,480
Marathon Petroleum Corp.
4.750%, 12/15/23	399,000	377,788
4.750%, 09/15/44	332,000	252,679
5.850%, 12/15/45	360,000	303,647
Matador Resources Co. 5.875%, 09/15/26	124,000	34,677
Occidental Petroleum Corp. Zero Coupon, 10/10/36	6,710,000	2,575,223
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 12/01/21 (144A)	190,902	160,358
Odebrecht Offshore Drilling Finance, Ltd.
6.720%, 12/01/22 (144A)	294,655	235,724
7.720%, 12/01/26 (144A) (h)	13,193	1,319
Parsley Energy LLC / Parsley Finance Corp.
5.250%, 08/15/25 (144A)	400,000	304,000
5.375%, 01/15/25 (144A)	586,000	452,673
5.625%, 10/15/27 (144A)	416,000	293,280
PDC Energy, Inc. 5.750%, 05/15/26	71,000	39,700
Petroleos Mexicanos
5.500%, 01/21/21	115,000	110,659
5.950%, 01/28/31 (144A)	66,000	45,382
6.500%, 03/13/27	4,922,000	3,642,772
6.625%, 06/15/35 (f)	693,000	466,008
6.950%, 01/28/60 (144A)	652,000	435,014
7.690%, 01/23/50 (144A)	3,580,000	2,488,100
Puma International Financing S.A.
5.000%, 01/24/26 (144A)	251,000	105,389
5.125%, 10/06/24 (144A)	258,000	129,000
Saudi Arabian Oil Co. 2.875%, 04/16/24	200,000	194,255
Seven Generations Energy, Ltd. 5.375%, 09/30/25 (144A)	209,000	114,950
Shell International Finance B.V.
3.625%, 08/21/42	379,000	392,390
3.875%, 11/13/28	370,000	404,405
4.375%, 05/11/45	1,986,000	2,297,059
SM Energy Co.
5.625%, 06/01/25	59,000	16,078
6.625%, 01/15/27	59,000	17,173
6.750%, 09/15/26	59,000	17,700
Suncor Energy, Inc.
6.500%, 06/15/38	262,000	268,881
6.800%, 05/15/38	334,000	353,097
Sunoco L.P. / Sunoco Finance Corp.
4.875%, 01/15/23	334,000	322,534
5.500%, 02/15/26	271,000	234,491
6.000%, 04/15/27	206,000	177,160
Total Capital Canada, Ltd. 2.750%, 07/15/23	40,000	40,548

Oil & Gas—(Continued)
Total Capital International S.A.
2.434%, 01/10/25 (f)	1,131,000	1,135,240
2.875%, 02/17/22	140,000	140,717
3.700%, 01/15/24	604,000	631,532
3.750%, 04/10/24	428,000	448,860
Valero Energy Corp. 3.400%, 09/15/26	1,390,000	1,247,247
WPX Energy, Inc.
4.500%, 01/15/30	106,000	57,558
5.250%, 10/15/27	71,000	39,050
5.750%, 06/01/26	280,000	159,600
8.250%, 08/01/23	75,000	55,125

		33,007,209

Oil & Gas Services—0.0%
Odebrecht Oil & Gas Finance, Ltd. Zero Coupon, 04/30/20 (144A)	63,301	538

Packaging & Containers—0.0%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 5.250%, 08/15/27 (144A)	410,000	420,250
Ball Corp.
4.875%, 03/15/26	89,000	92,449
5.250%, 07/01/25	118,000	128,301
Owens-Brockway Glass Container, Inc.
5.000%, 01/15/22 (144A)	292,000	294,964
5.875%, 08/15/23 (144A) (f)	428,000	419,440

		1,355,404

Pharmaceuticals—1.9%
AbbVie, Inc.
2.950%, 11/21/26 (144A)	912,000	929,198
3.200%, 05/14/26	490,000	507,668
3.200%, 11/21/29 (144A)	2,750,000	2,805,478
4.250%, 11/21/49 (144A)	325,000	350,567
4.450%, 05/14/46	16,000	17,003
4.500%, 05/14/35	2,731,000	3,141,764
4.875%, 11/14/48	830,000	968,200
Allergan Funding SCS
3.800%, 03/15/25	2,892,000	2,961,456
4.550%, 03/15/35	1,447,000	1,593,484
Bausch Health Americas, Inc.
8.500%, 01/31/27 (144A)	976,000	1,019,920
9.250%, 04/01/26 (144A)	837,000	873,744
Bausch Health Cos., Inc.
5.500%, 11/01/25 (144A)	920,000	929,476
5.750%, 08/15/27 (144A)	362,000	372,715
7.000%, 01/15/28 (144A)	403,000	417,911
7.250%, 05/30/29 (144A)	417,000	432,763
9.000%, 12/15/25 (144A)	849,000	895,016
Becton Dickinson & Co. 3.300%, 03/01/23	20,000	20,183
Bristol-Myers Squibb Co.
2.250%, 08/15/21 (144A)	218,000	219,243
2.750%, 02/15/23 (144A)	857,000	885,843

BHFTII-22

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Bristol-Myers Squibb Co.
3.200%, 06/15/26 (144A)	3,900,000	$4,165,416
3.250%, 08/15/22 (144A)	1,160,000	1,204,157
3.250%, 02/20/23 (144A)	1,910,000	2,005,200
3.250%, 02/27/27	247,000	260,580
3.450%, 11/15/27 (144A)	227,000	241,817
3.550%, 08/15/22 (144A)	1,130,000	1,190,889
3.625%, 05/15/24 (144A)	14,000	14,793
3.950%, 10/15/20 (144A)	240,000	242,356
Cigna Corp.
3.050%, 10/15/27 (144A)	189,000	188,012
3.250%, 04/15/25 (144A)	782,000	798,205
3.400%, 03/01/27 (144A)	112,000	113,597
3.500%, 06/15/24 (144A)	549,000	567,894
3.750%, 07/15/23	30,000	30,879
3.900%, 02/15/22 (144A)	426,000	435,428
4.375%, 10/15/28	2,969,000	3,193,574
CVS Health Corp.
3.750%, 04/01/30	3,810,000	3,942,165
3.875%, 07/20/25	116,000	119,856
4.100%, 03/25/25	3,098,000	3,260,388
4.780%, 03/25/38	573,000	629,303
5.050%, 03/25/48 (f)	109,000	123,781
5.125%, 07/20/45 (f)	2,191,000	2,512,288
Elanco Animal Health, Inc.
4.662%, 08/27/21	259,000	257,639
5.022%, 08/28/23	627,000	634,211
5.650%, 08/28/28	86,000	90,756
Eli Lilly & Co. 1.700%, 11/01/49 (EUR)	700,000	643,757
GlaxoSmithKline Capital plc 3.375%, 06/01/29	1,123,000	1,213,214
GlaxoSmithKline Capital, Inc. 3.875%, 05/15/28	779,000	871,968
Merck & Co., Inc. 3.400%, 03/07/29	1,150,000	1,272,899
Novartis Capital Corp.
2.200%, 08/14/30	473,000	480,561
3.400%, 05/06/24	868,000	933,020
Pfizer, Inc.
3.000%, 06/15/23	106,000	108,162
3.450%, 03/15/29	1,527,000	1,688,051
5.800%, 08/12/23	148,000	166,297
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/23	2,145,000	2,188,399
3.200%, 09/23/26	2,431,000	2,486,247
Takeda Pharmaceutical Co., Ltd.
5.000%, 11/26/28 (144A)	515,000	587,648
5.000%, 11/26/28	2,515,000	2,869,775
Wyeth LLC 5.950%, 04/01/37	1,218,000	1,727,725

		62,802,539

Pipelines—1.4%
Boardwalk Pipelines L.P. 4.800%, 05/03/29	275,000	207,405

Pipelines—(Continued)
Buckeye Partners L.P.
3.950%, 12/01/26	71,000	58,199
4.125%, 03/01/25 (144A)	219,000	184,617
4.150%, 07/01/23	391,000	349,945
4.350%, 10/15/24	500,000	415,000
Cameron LNG LLC
3.302%, 01/15/35 (144A)	1,320,000	1,144,173
3.402%, 01/15/38 (144A)	1,690,000	1,322,463
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27	2,606,000	2,332,693
5.875%, 03/31/25	2,958,000	2,690,805
Cheniere Energy Partners L.P.
4.500%, 10/01/29 (144A) (f)	177,000	157,530
5.250%, 10/01/25	777,000	722,610
5.625%, 10/01/26	576,000	535,680
DCP Midstream Operating L.P.
5.125%, 05/15/29	71,000	44,726
5.375%, 07/15/25	97,000	65,717
Enbridge, Inc. 2.900%, 07/15/22	565,000	518,845
Energy Transfer Operating L.P.
5.300%, 04/15/47	101,000	76,876
6.500%, 02/01/42	1,282,000	1,155,744
Energy Transfer Partners L.P. / Regency Energy Finance Corp. 5.000%, 10/01/22	730,000	664,721
Enterprise Products Operating LLC
4.450%, 02/15/43	1,478,000	1,397,714
5.100%, 02/15/45	682,000	682,201
6.650%, 10/15/34	35,000	40,622
6.875%, 03/01/33	282,000	324,911
Kinder Morgan Energy Partners L.P.
4.250%, 09/01/24	220,000	214,141
5.400%, 09/01/44	258,000	256,423
5.800%, 03/15/35	290,000	307,873
6.375%, 03/01/41	231,000	229,017
6.500%, 02/01/37	848,000	866,328
6.950%, 01/15/38	173,000	180,088
Kinder Morgan, Inc. 5.300%, 12/01/34	108,000	104,107
MPLX L.P.
4.125%, 03/01/27	2,958,000	2,522,514
4.250%, 12/01/27 (144A)	727,000	628,941
NGPL PipeCo LLC
4.375%, 08/15/22 (144A)	540,000	515,231
7.768%, 12/15/37 (144A)	256,000	255,049
Northwest Pipeline LLC 4.000%, 04/01/27	2,735,000	2,713,563
NuStar Logistics L.P. 4.800%, 09/01/20	1,080,000	939,600
Sabine Pass Liquefaction LLC
4.200%, 03/15/28	950,000	815,870
5.000%, 03/15/27	440,000	374,156
5.625%, 04/15/23 (f)	1,735,000	1,614,298
5.625%, 03/01/25	5,200,000	4,773,822
5.750%, 05/15/24	2,935,000	2,754,620
5.875%, 06/30/26	671,000	639,093

BHFTII-23

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Sunoco Logistics Partners Operations L.P. 5.350%, 05/15/45	21,000	$16,500
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
5.000%, 01/15/28	89,000	71,740
5.125%, 02/01/25	321,000	273,620
5.375%, 02/01/27	325,000	267,475
5.500%, 03/01/30 (144A)	118,000	91,745
5.875%, 04/15/26	569,000	473,692
6.500%, 07/15/27	655,000	558,387
6.750%, 03/15/24	306,000	269,280
6.875%, 01/15/29	527,000	424,235
Texas Eastern Transmission L.P.
3.500%, 01/15/28 (144A)	1,098,000	1,007,374
4.150%, 01/15/48 (144A)	611,000	512,869
TransCanada PipeLines, Ltd.
4.625%, 03/01/34	172,000	163,441
4.875%, 01/15/26	362,000	387,582
5.850%, 03/15/36	265,000	281,980
6.200%, 10/15/37	42,000	48,689
Transcontinental Gas Pipe Line Co. LLC
4.000%, 03/15/28	1,315,000	1,182,463
4.600%, 03/15/48	340,000	337,674
7.850%, 02/01/26	1,069,000	1,217,315
Western Midstream Operating L.P.
2.698%, 3M LIBOR + 0.850%, 01/13/23 (a)	1,121,000	591,327
4.000%, 07/01/22	710,000	460,392
Williams Cos., Inc. (The) 7.500%, 01/15/31	360,000	418,741

		44,854,452

Real Estate—0.1%
Five Point Operating Co. L.P. / Five Point Capital Corp. 7.875%, 11/15/25 (144A)	794,000	682,840
Howard Hughes Corp. (The) 5.375%, 03/15/25 (144A)	641,000	620,168
MAF Global Securities, Ltd.
4.750%, 05/07/24	204,000	191,827
5.500%, 5Y USD Swap + 3.476%, 09/07/22 (a)	255,000	188,463

		1,683,298

Real Estate Investment Trusts—0.9%
American Tower Corp.
2.750%, 01/15/27	264,000	255,503
3.000%, 06/15/23	903,000	904,114
3.800%, 08/15/29	1,576,000	1,608,722
3.950%, 03/15/29	448,000	466,141
Boston Properties L.P. 3.850%, 02/01/23	1,566,000	1,582,384
CC Holdings GS V LLC / Crown Castle GS III Corp. 3.849%, 04/15/23	560,000	562,458
Crown Castle International Corp.
2.250%, 09/01/21	38,000	37,468
3.100%, 11/15/29	2,653,000	2,544,298
3.150%, 07/15/23	10,000	10,036
3.200%, 09/01/24	2,920,000	2,911,362

Real Estate Investment Trusts—(Continued)
Crown Castle International Corp.
3.700%, 06/15/26	1,674,000	1,694,779
3.800%, 02/15/28	385,000	385,654
4.150%, 07/01/50	227,000	224,503
4.300%, 02/15/29	46,000	47,699
4.450%, 02/15/26	227,000	237,052
4.875%, 04/15/22	56,000	58,790
5.200%, 02/15/49	193,000	217,716
Equinix, Inc. 2.625%, 11/18/24	964,000	900,174
ESH Hospitality, Inc.
4.625%, 10/01/27 (144A)	89,000	69,420
5.250%, 05/01/25 (144A)	721,000	605,640
MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc.
4.500%, 09/01/26	363,000	301,290
5.625%, 05/01/24	1,355,000	1,300,800
5.750%, 02/01/27	576,000	501,120
MPT Operating Partnership L.P. / MPT Finance Corp.
4.625%, 08/01/29	106,000	97,520
5.000%, 10/15/27	909,000	881,730
5.250%, 08/01/26	59,000	58,705
National Retail Properties, Inc. 2.500%, 04/15/30	840,000	748,224
Prologis Euro Finance LLC 1.500%, 09/10/49 (EUR)	700,000	560,312
Realty Income Corp.
3.000%, 01/15/27	90,000	85,322
4.125%, 10/15/26	709,000	734,886
Ryman Hospitality Properties, Inc. 4.750%, 10/15/27 (144A)	495,000	371,250
Service Properties Trust 4.350%, 10/01/24	305,000	223,918
VICI Properties L.P. / VICI Note Co., Inc.
3.500%, 02/15/25 (144A)	5,261,000	4,859,849
3.750%, 02/15/27 (144A)	825,000	777,563
4.125%, 08/15/30 (144A)	986,000	934,235
4.250%, 12/01/26 (144A)	2,879,000	2,641,482
4.625%, 12/01/29 (144A)	118,000	107,380

		30,509,499

Retail—0.5%
1011778 BC ULC / New Red Finance, Inc.
3.875%, 01/15/28 (144A)	89,000	84,550
5.000%, 10/15/25 (144A)	1,647,000	1,572,869
Alimentation Couche-Tard, Inc. 3.550%, 07/26/27 (144A)	2,382,000	2,331,942
Beacon Roofing Supply, Inc. 4.875%, 11/01/25 (144A)	728,000	657,020
Future Retail, Ltd. 5.600%, 01/22/25 (144A)	230,000	115,068
Golden Nugget, Inc. 6.750%, 10/15/24 (144A)	730,000	459,820
Home Depot, Inc. (The)
2.800%, 09/14/27	108,000	111,433
2.950%, 06/15/29	1,808,000	1,870,467

BHFTII-24

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Home Depot, Inc. (The)
3.350%, 04/15/50	255,000	$277,276
3.900%, 12/06/28	23,000	25,535
Lowe’s Cos., Inc.
3.700%, 04/15/46	209,000	193,656
4.050%, 05/03/47	895,000	887,293
McDonald’s Corp.
3.625%, 05/01/43	598,000	578,813
3.625%, 09/01/49	1,653,000	1,674,681
3.700%, 02/15/42	222,000	230,604
4.450%, 09/01/48	729,000	811,076
4.875%, 12/09/45	346,000	405,240
Walmart, Inc.
2.850%, 07/08/24	614,000	647,479
3.250%, 07/08/29	474,000	521,430
3.550%, 06/26/25	457,000	498,873
3.700%, 06/26/28	854,000	960,097

		14,915,222

Semiconductors—0.8%
Analog Devices, Inc. 3.500%, 12/05/26	54,000	54,624
Applied Materials, Inc. 4.350%, 04/01/47	362,000	462,316
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.500%, 01/15/28	321,000	297,464
3.875%, 01/15/27	4,103,000	3,911,252
Broadcom, Inc. 4.250%, 04/15/26 (144A)	2,497,000	2,537,371
KLA Corp.
3.300%, 03/01/50	3,492,000	3,327,779
4.100%, 03/15/29	1,063,000	1,158,359
Lam Research Corp.
3.750%, 03/15/26	1,325,000	1,405,760
4.875%, 03/15/49	502,000	651,556
NVIDIA Corp.
2.850%, 04/01/30	550,000	571,637
3.200%, 09/16/26	2,905,000	3,140,998
3.500%, 04/01/50	805,000	878,838
3.700%, 04/01/60	392,000	424,624
NXP B.V. / NXP Funding LLC
3.875%, 06/18/26 (144A)	189,000	183,824
4.125%, 06/01/21 (144A)	3,362,000	3,391,766
4.300%, 06/18/29 (144A)	1,274,000	1,304,356
5.550%, 12/01/28 (144A)	368,000	413,854
QUALCOMM, Inc.
4.300%, 05/20/47	633,000	765,470
4.650%, 05/20/35	56,000	70,870
4.800%, 05/20/45	371,000	493,893

		25,446,611

Shipbuilding—0.0%
Huntington Ingalls Industries, Inc. 4.200%, 05/01/30 (144A)	1,399,000	1,448,422

Software—0.9%
Autodesk, Inc. 3.500%, 06/15/27	2,478,000	2,550,058
Fidelity National Information Services, Inc.
2.950%, 05/21/39 (EUR)	900,000	996,631
3.000%, 08/15/26	1,278,000	1,305,424
Fiserv, Inc.
2.750%, 07/01/24	70,000	69,601
3.200%, 07/01/26	3,858,000	3,970,936
3.500%, 07/01/29	2,240,000	2,370,301
3.850%, 06/01/25	270,000	285,645
Microsoft Corp.
3.450%, 08/08/36	1,265,000	1,445,110
3.500%, 02/12/35	1,779,000	2,105,790
3.700%, 08/08/46	566,000	671,388
3.750%, 02/12/45	203,000	245,010
4.000%, 02/12/55	142,000	180,976
4.200%, 11/03/35	600,000	752,044
Oracle Corp.
2.650%, 07/15/26	1,245,000	1,276,834
3.600%, 04/01/40	1,974,000	1,965,029
3.600%, 04/01/50	3,948,000	3,932,084
3.800%, 11/15/37	735,000	757,941
3.850%, 07/15/36	348,000	363,371
3.900%, 05/15/35	2,134,000	2,304,131
5.375%, 07/15/40	479,000	640,509

		28,188,813

Telecommunications—1.8%
Altice France S.A.
5.500%, 01/15/28 (144A)	556,000	520,583
7.375%, 05/01/26 (144A)	3,215,000	3,247,150
8.125%, 02/01/27 (144A)	975,000	1,016,438
AT&T, Inc.
Zero Coupon, 11/27/22 (144A)	4,000,000	3,708,171
3.150%, 09/04/36 (EUR)	1,000,000	1,123,509
3.400%, 06/15/22	97,000	99,331
3.800%, 02/15/27	18,000	18,702
4.100%, 02/15/28	4,000	4,201
4.250%, 03/01/27	648,000	692,769
4.300%, 02/15/30	945,000	1,017,123
4.500%, 05/15/35	4,368,000	4,762,162
4.650%, 06/01/44	393,000	425,149
4.750%, 05/15/46	1,936,000	2,150,054
4.800%, 06/15/44	1,016,000	1,131,989
4.850%, 07/15/45	1,124,000	1,244,691
5.150%, 03/15/42	417,000	478,310
5.150%, 11/15/46	286,000	336,332
Comunicaciones Celulares S.A. Via Comcel Trust 6.875%, 02/06/24	301,000	291,973
Connect Finco SARL / Connect U.S. Finco LLC 6.750%, 10/01/26 (144A)	1,065,000	879,956
Corning, Inc.
3.700%, 11/15/23	215,000	227,137
4.375%, 11/15/57	774,000	804,662

BHFTII-25

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Deutsche Telekom International Finance B.V.
3.600%, 01/19/27 (144A)	730,000	$755,555
4.375%, 06/21/28 (144A)	151,000	165,122
Digicel Group Two, Ltd. 8.250%, 09/30/22 (144A)	831,329	128,856
Digicel, Ltd. 6.000%, 04/15/21 (144A)	502,000	286,140
Empresa Nacional de Telecomunicaciones S.A. 4.750%, 08/01/26 (144A)	311,000	293,145
Intelsat Jackson Holdings S.A.
5.500%, 08/01/23	498,000	306,270
8.500%, 10/15/24 (144A)	414,000	260,696
Kenbourne Invest S.A. 6.875%, 11/26/24 (144A)	733,000	538,755
Level 3 Financing, Inc.
4.625%, 09/15/27 (144A)	118,000	117,280
5.125%, 05/01/23	356,000	349,766
5.250%, 03/15/26	499,000	498,688
Millicom International Cellular S.A. 6.625%, 10/15/26 (144A)	300,000	284,670
Motorola Solutions, Inc.
4.600%, 02/23/28	49,000	49,980
4.600%, 05/23/29	2,277,000	2,391,371
5.500%, 09/01/44	1,250,000	1,261,520
Oi S.A. 10.000%, 07/27/25 (h)	469,000	320,093
Sprint Corp.
7.625%, 02/15/25	953,000	1,054,637
7.625%, 03/01/26	961,000	1,087,660
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	1,172,625	1,166,762
Verizon Communications, Inc.
2.233%, 3M LIBOR + 0.550%, 05/22/20 (a)	2,420,000	2,419,648
2.875%, 01/15/38 (EUR)	900,000	1,008,223
3.000%, 03/22/27	115,000	121,018
4.000%, 03/22/50	920,000	1,091,862
4.125%, 03/16/27	6,879,000	7,654,786
4.272%, 01/15/36	4,668,000	5,453,444
4.500%, 08/10/33	129,000	155,286
5.250%, 03/16/37	115,000	147,101
Vodafone Group plc
3.750%, 01/16/24	749,000	779,862
4.125%, 05/30/25	286,000	304,570
4.375%, 02/19/43	692,000	716,803
5.000%, 05/30/38	465,000	517,384
5.250%, 05/30/48	1,664,000	2,008,055

		57,875,400

Toys/Games/Hobbies—0.0%
Hasbro, Inc.
2.600%, 11/19/22	695,000	685,618
3.900%, 11/19/29	285,000	256,691

		942,309

Transportation—0.7%
Burlington Northern Santa Fe LLC
4.950%, 09/15/41	58,000	72,518
5.050%, 03/01/41	399,000	493,031
6.150%, 05/01/37	649,000	846,240
Canadian Pacific Railway Co. 2.050%, 03/05/30	174,000	161,568
CSX Corp.
3.350%, 09/15/49	298,000	282,193
3.950%, 05/01/50	40,000	41,756
4.250%, 03/15/29 (f)	1,301,000	1,459,760
4.250%, 11/01/66	535,000	534,072
4.300%, 03/01/48	914,000	1,003,135
4.750%, 11/15/48	662,000	763,489
6.150%, 05/01/37	20,000	24,692
FedEx Corp.
3.100%, 08/05/29	202,000	198,536
3.875%, 08/01/42	1,044,000	914,811
4.400%, 01/15/47	4,000	3,643
4.550%, 04/01/46	134,000	127,211
5.100%, 01/15/44	200,000	198,607
Norfolk Southern Corp.
2.550%, 11/01/29	101,000	97,805
2.900%, 06/15/26	1,290,000	1,315,210
3.400%, 11/01/49	100,000	97,184
3.650%, 08/01/25	965,000	996,630
3.942%, 11/01/47	123,000	128,344
4.050%, 08/15/52	712,000	768,613
4.100%, 05/15/49	434,000	464,061
4.450%, 06/15/45	33,000	36,585
Union Pacific Corp.
2.750%, 03/01/26	992,000	1,002,559
3.150%, 03/01/24	5,000	5,201
3.600%, 09/15/37	1,073,000	1,110,738
3.750%, 02/05/70	1,261,000	1,302,919
3.950%, 08/15/59	1,054,000	1,138,606
Union Pacific Railroad Co. Pass-Through Trust 3.227%, 05/14/26	689,726	705,981
United Parcel Service, Inc.
2.500%, 09/01/29	787,000	757,983
3.400%, 03/15/29	1,551,000	1,638,953
5.200%, 04/01/40	1,502,000	1,834,684
XPO Logistics, Inc.
6.125%, 09/01/23 (144A)	280,000	274,050
6.750%, 08/15/24 (144A)	672,000	657,082

		21,458,450

Total Corporate Bonds & Notes (Cost $1,156,644,606)		1,117,282,747

Asset-Backed Securities—11.4%

Asset-Backed - Home Equity—0.7%
ACE Securities Corp. Home Equity Loan Trust
Zero Coupon, 08/15/30	614,343	483,141
1.077%, 1M LIBOR + 0.130%, 05/25/37 (a)	1,115,020	232,402

BHFTII-26

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Bayview Financial Revolving Asset Trust
1.941%, 1M LIBOR + 1.000%, 05/28/39 (144A) (a)	6,111,082	$4,944,487
1.941%, 1M LIBOR + 1.000%, 12/28/40 (144A) (a)	383,146	313,055
Bear Stearns Asset-Backed Securities Trust
1.297%, 1M LIBOR + 0.350%, 04/25/37 (a)	2,509,216	1,689,314
2.147%, 1M LIBOR + 1.200%, 01/25/36 (a)	38,485	37,799
2.672%, 1M LIBOR + 1.725%, 08/25/34 (a)	79,268	75,566
Citigroup Mortgage Loan Trust
1.147%, 1M LIBOR + 0.200%, 05/25/37 (a)	2,425,128	1,716,212
1.217%, 1M LIBOR + 0.270%, 05/25/37 (a)	1,101,599	785,711
Countrywide Home Equity Loan Trust 6.155%, 06/25/35	281,197	296,843
Home Equity Mortgage Loan Asset-Backed Trust 2.972%, 1M LIBOR + 2.025%, 07/25/34 (a)	232,808	206,837
Home Equity Mortgage Trust 5.867%, 07/25/36 (i)	660,221	178,298
Home Loan Mortgage Loan Trust 1.425%, 1M LIBOR + 0.720%, 04/15/36 (a)	690,984	592,393
Irwin Home Equity Loan Trust 6.530%, 09/25/37 (144A) (i)	163,750	153,090
MASTR Asset-Backed Securities Trust
1.207%, 1M LIBOR + 0.260%, 06/25/36 (144A) (a)	533,964	438,760
1.227%, 1M LIBOR + 0.280%, 05/25/37 (a)	621,846	421,580
Morgan Stanley ABS Capital I, Inc. Trust 1.077%, 1M LIBOR + 0.130%, 11/25/36 (a)	4,507,003	1,965,894
Nationstar Home Equity Loan Trust 1.127%, 1M LIBOR + 0.180%, 06/25/37 (a)	41,031	40,518
Option One Mortgage Loan Trust
1.157%, 1M LIBOR + 0.210%, 03/25/37 (a)	930,000	477,742
5.820%, 03/25/37 (i)	3,952,994	3,631,665
5.866%, 01/25/37 (i)	3,476,112	3,003,985
Securitized Asset Backed Receivables LLC Trust 1.137%, 1M LIBOR + 0.190%, 11/25/36 (144A) (a)	971,230	511,720
Security National Mortgage Loan Trust 1.297%, 1M LIBOR + 0.350%, 04/25/37 (144A) (a)	182,968	178,642
WaMu Asset-Backed Certificates WaMu Trust
1.197%, 1M LIBOR + 0.250%, 04/25/37 (a)	3,077,135	1,329,910
1.307%, 1M LIBOR + 0.360%, 04/25/37 (a)	326,946	145,159
Yale Mortgage Loan Trust 1.347%, 1M LIBOR + 0.400%, 06/25/37 (144A) (a)	857,727	300,471

		24,151,194

Asset-Backed - Manufactured Housing—0.5%
Bank of America Manufactured Housing Contract Trust
7.070%, 02/10/22 (a)	470,000	286,267
7.528%, 12/10/25 (a)	4,000,000	1,993,402
BCMSC Trust
7.575%, 06/15/30 (a)	1,270,292	403,414
7.830%, 06/15/30 (a)	1,178,847	386,976
8.290%, 06/15/30 (a)	850,435	295,570
Cascade MH Asset Trust 4.000%, 11/25/44 (144A) (a)	2,519,137	2,507,488
Conseco Finance Corp.
6.280%, 09/01/30	334,109	338,612
6.830%, 04/01/30 (a)	136,829	120,646
6.980%, 09/01/30 (a)	1,005,011	830,667

Asset-Backed - Manufactured Housing—(Continued)
Conseco Finance Corp.
7.500%, 03/01/30 (a)	435,366	249,631
7.860%, 03/01/30 (a)	406,534	241,648
Conseco Finance Securitizations Corp.
7.960%, 05/01/31	935,984	455,178
7.970%, 05/01/32	2,285,739	822,537
8.060%, 09/01/29 (a)	649,819	237,454
8.200%, 05/01/31	1,710,297	855,963
Credit Suisse First Boston Mortgage Securities Corp. 8.100%, 09/25/31 (a)	720,000	719,146
Credit-Based Asset Servicing & Securitization LLC 6.250%, 10/25/36 (144A) (i)	344,000	324,233
Greenpoint Manufactured Housing
8.290%, 12/15/29 (a)	440,000	437,729
9.230%, 12/15/29 (a)	486,537	371,852
Lehman ABS Manufactured Housing Contract Trust 6.630%, 04/15/40 (a)	2,004,961	2,032,299
Oakwood Mortgage Investors, Inc.
6.930%, 09/15/31 (a)	233,024	175,523
7.620%, 06/15/32 (a)	806,511	567,446
Origen Manufactured Housing Contract Trust
1.905%, 1M LIBOR + 1.200%, 10/15/37 (144A) (a)	666,804	634,650
7.820%, 03/15/32 (a)	330,266	297,422

		15,585,753

Asset-Backed - Other—9.9%
ACIS CLO, Ltd. 3.183%, 3M LIBOR + 1.420%, 05/01/26 (144A) (a)	268,363	265,441
AIMCO CLO 3.131%, 3M LIBOR + 1.300%, 01/15/28 (144A) (a)	250,000	227,687
Ajax Mortgage Loan Trust
Zero Coupon, 02/26/57 (144A)	785,497	221,353
Zero Coupon, 06/25/57 (144A)	1,451,800	1,342,468
Zero Coupon, 08/25/57 (144A)	1,108,811	845,890
Zero Coupon, 12/25/57 (144A) (a)	1,683,549	762,479
Zero Coupon, 04/25/58 (144A)	784,575	461,330
Zero Coupon, 06/25/58 (144A) (a)	582,410	176,354
Zero Coupon, 08/25/58 (144A) (a)	816,380	460,112
Zero Coupon, 11/25/58 (144A)	1,573,308	954,822
Zero Coupon, 09/25/59 (144A)	2,464,980	1,560,801
Zero Coupon, 11/25/59 (144A)	1,029,000	806,028
1.000%, 12/25/59	1,970,000	1,165,649
2.375%, 12/25/59	5,880,000	5,847,660
3.000%, 09/25/59 (144A) (i)	8,623,815	7,636,790
3.000%, 11/25/59 (144A) (i)	3,277,330	2,827,976
3.500%, 12/25/59	770,000	764,610
3.750%, 08/25/57 (144A) (a)	3,483,293	3,463,970
3.750%, 12/25/57 (144A)	2,958,816	2,972,620
3.750%, 08/25/58 (144A) (a)	3,064,836	2,799,112
3.850%, 04/25/58 (144A)	2,829,144	2,680,711
3.950%, 10/25/58 (144A) (a)	1,658,488	1,621,173
4.250%, 09/25/59 (144A) (i)	432,000	323,174
4.250%, 11/25/59 (144A) (i)	400,000	299,235
4.375%, 06/25/57 (144A) (a)	3,683,738	3,617,514
4.375%, 06/25/58 (144A) (a)	1,266,836	1,270,895
4.375%, 11/25/58 (144A) (a)	4,216,856	4,139,914

BHFTII-27

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Ajax Mortgage Loan Trust
4.875%, 09/25/59 (144A) (i)	570,000	$440,853
5.250%, 06/25/57 (144A) (a)	567,000	520,909
5.250%, 08/25/57 (144A) (a)	440,000	359,418
5.250%, 06/25/58 (144A) (a)	230,000	211,984
5.250%, 11/25/58 (144A) (a)	667,953	615,631
Allegro CLO, Ltd.
2.899%, 3M LIBOR + 1.080%, 10/21/28 (144A) (a)	1,370,000	1,296,868
2.981%, 3M LIBOR + 1.150%, 01/15/30 (144A) (a)	1,550,000	1,487,789
3.083%, 3M LIBOR + 1.240%, 10/16/30 (144A) (a)	400,000	377,509
3.531%, 3M LIBOR + 1.700%, 01/15/30 (144A) (a)	600,000	547,236
ALM, Ltd.
2.218%, 3M LIBOR + 1.450%, 04/16/29 (144A) (a)	650,000	604,618
3.241%, 3M LIBOR + 1.410%, 10/15/28 (144A) (a)	790,000	766,877
3.331%, 3M LIBOR + 1.500%, 07/15/27 (144A) (a)	1,810,000	1,700,589
3.360%, 3M LIBOR + 1.850%, 10/15/29 (144A) (a)	1,220,000	1,146,414
3.731%, 3M LIBOR + 1.900%, 07/15/27 (144A) (a)	720,000	655,756
AMMC CLO, Ltd.
2.934%, 3M LIBOR + 1.200%, 11/10/30 (144A) (a)	500,000	471,850
3.438%, 3M LIBOR + 1.600%, 04/14/29 (144A) (a)	250,000	230,066
Anchorage Capital CLO, Ltd.
2.108%, 3M LIBOR + 1.090%, 01/28/31 (144A) (a)	830,000	786,840
2.768%, 3M LIBOR + 1.750%, 01/28/31 (144A) (a)	1,480,000	1,315,033
3.098%, 3M LIBOR + 1.250%, 10/13/30 (144A) (a)	835,000	788,490
3.101%, 3M LIBOR + 1.270%, 07/15/30 (144A) (a)	710,000	675,701
3.281%, 3M LIBOR + 1.450%, 01/15/30 (144A) (a)	2,410,000	2,280,952
3.295%, 3M LIBOR + 1.500%, 01/28/31 (144A) (a)	1,270,000	1,141,411
3.395%, 3M LIBOR + 1.600%, 07/28/28 (144A) (a)	1,050,000	964,995
3.645%, 3M LIBOR + 1.850%, 01/28/31 (144A) (a)	1,740,000	1,479,184
3.681%, 3M LIBOR + 1.850%, 01/15/30 (144A) (a)	1,010,000	897,867
3.998%, 3M LIBOR + 2.150%, 10/13/30 (144A) (a)	590,000	512,556
4.518%, 3M LIBOR + 3.500%, 01/28/31 (144A) (a)	250,000	193,830
Apidos CLO 3.731%, 04/15/31 (144A) (a)	580,000	536,922
Arbor Realty Collateralized Loan Obligation, Ltd. 1.695%, 1M LIBOR + 0.990%, 12/15/27 (144A) (a)	1,200,000	1,136,311
Ares CLO, Ltd. 3.001%, 3M LIBOR + 1.170%, 10/15/30 (144A) (a)	390,000	369,967
Atrium 3.452%, 3M LIBOR + 1.650%, 04/22/27 (144A) (a)	1,119,000	1,004,381
Avery Point CLO, Ltd.
2.816%, 3M LIBOR + 0.980%, 07/17/26 (144A) (a)	613,210	603,807
2.894%, 3M LIBOR + 1.100%, 04/25/26 (144A) (a)	2,728,845	2,696,620
2.971%, 3M LIBOR + 1.140%, 01/15/28 (144A) (a)	1,740,000	1,671,192
B2R Mortgage Trust 3.336%, 11/15/48 (144A)	108,811	108,473
Babson CLO, Ltd.
3.009%, 3M LIBOR + 1.190%, 10/20/30 (144A) (a)	870,000	836,180
3.219%, 3M LIBOR + 1.400%, 01/20/31 (144A) (a)	250,000	225,984
Battalion CLO, Ltd.
2.756%, 3M LIBOR + 1.070%, 07/18/30 (144A) (a)	1,285,000	1,212,752
3.051%, 3M LIBOR + 1.250%, 01/24/29 (144A) (a)	5,660,000	5,479,774
3.236%, 3M LIBOR + 1.550%, 07/18/30 (144A) (a)	642,000	582,574
BDS, Ltd. 2.200%, 1M LIBOR + 1.400%, 12/15/35 (144A) (a)	1,270,000	1,211,212
Benefit Street Partners CLO, Ltd.
2.599%, 3M LIBOR + 0.780%, 07/18/27 (144A) (a)	670,816	649,609

Asset-Backed - Other—(Continued)
Benefit Street Partners CLO, Ltd.
2.909%, 3M LIBOR + 1.090%, 04/20/31 (144A) (a)	1,030,000	964,562
2.919%, 3M LIBOR + 1.100%, 01/20/31 (144A) (a)	2,000,000	1,878,858
3.059%, 3M LIBOR + 1.240%, 10/18/29 (144A) (a)	3,800,000	3,602,780
BlueMountain CLO, Ltd.
2.982%, 3M LIBOR + 1.180%, 10/22/30 (144A) (a)	760,000	726,560
3.049%, 3M LIBOR + 1.230%, 01/20/29 (144A) (a)	1,570,000	1,533,099
Bowman Park CLO, Ltd. 2.863%, 3M LIBOR + 1.180%, 11/23/25 (144A) (a)	456,129	449,909
C-BASS Trust
1.107%, 1M LIBOR + 0.160%, 10/25/36 (a)	244,314	174,108
Carlyle Global Market Strategies CLO, Ltd.
2.709%, 3M LIBOR + 0.890%, 01/18/29 (144A) (a)	510,000	487,668
2.806%, 3M LIBOR + 0.970%, 04/17/31 (144A) (a)	970,000	900,871
2.844%, 3M LIBOR + 1.050%, 07/27/31 (144A) (a)	4,100,000	3,874,816
3.395%, 3M LIBOR + 1.600%, 07/28/28 (144A) (a)	640,000	603,278
Carlyle U.S. CLO, Ltd. 3.011%, 3M LIBOR + 1.180%, 01/15/30 (144A) (a)	1,550,000	1,459,678
Carrington Mortgage Loan Trust
1.107%, 1M LIBOR + 0.160%, 10/25/36 (a)	359,950	316,405
1.167%, 1M LIBOR + 0.220%, 10/25/36 (a)	730,000	338,382
1.187%, 1M LIBOR + 0.240%, 08/25/36 (a)	4,800,000	2,839,446
CarVal CLO, Ltd. 5.519%, 3M LIBOR + 3.700%, 07/20/32 (144A) (a)	250,000	177,386
CBAM, Ltd.
3.069%, 3M LIBOR + 1.250%, 07/20/30 (144A) (a)	2,000,000	1,920,052
3.586%, 3M LIBOR + 1.750%, 10/17/29 (144A) (a)	1,020,000	948,924
CDO Repack SPC, Ltd. 1.000%, 05/20/30 (144A)	550,000	569,952
Cedar Funding CLO, Ltd.
2.229%, 3M LIBOR + 1.230%, 06/09/30 (144A) (a)	434,000	416,785
2.799%, 3M LIBOR + 0.980%, 04/20/31 (144A) (a)	380,000	354,530
2.909%, 3M LIBOR + 1.090%, 10/20/28 (144A) (a)	3,680,000	3,539,170
2.936%, 3M LIBOR + 1.100%, 07/17/31 (144A) (a)	770,000	719,848
3.086%, 3M LIBOR + 1.250%, 10/17/30 (144A) (a)	5,150,000	4,882,942
Cent CLO, Ltd. 2.901%, 3M LIBOR + 1.070%, 10/15/26 (144A) (a)	1,130,000	1,097,780
Chase Funding Trust 6.333%, 04/25/32 (i)	217,846	215,759
CIFC Funding, Ltd.
2.819%, 3M LIBOR + 1.000%, 04/18/31 (144A) (a)	589,000	548,530
2.829%, 3M LIBOR + 1.010%, 04/23/29 (144A) (a)	1,170,000	1,129,705
2.969%, 3M LIBOR + 1.150%, 10/20/27 (144A) (a)	250,000	238,045
3.376%, 3M LIBOR + 2.000%, 04/15/30 (144A) (a)	571,000	495,895
3.593%, 3M LIBOR + 1.750%, 07/16/30 (144A) (a)	250,000	229,681
Citicorp Residential Mortgage Trust 5.022%, 06/25/37 (i)	1,030,000	896,047
Citigroup Mortgage Loan Trust, Inc. 1.267%, 1M LIBOR + 0.320%, 11/25/36 (a)	990,000	695,074
Countrywide Asset-Backed Certificates
1.267%, 1M LIBOR + 0.320%, 10/25/36 (a)	895,803	830,222
1.107%, 1M LIBOR + 0.160%, 12/25/35 (a)	1,454,153	1,391,806
1.107%, 1M LIBOR + 0.160%, 09/25/46 (a)	91,548	85,953
1.167%, 1M LIBOR + 0.220%, 12/25/25 (a)	50,558	57,639
4.466%, 05/25/36 (a)	276,873	268,639
4.653%, 04/25/36 (a)	1,186,620	1,056,639

BHFTII-28

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Countrywide Revolving Home Equity Loan Resecuritization Trust 1.005%, 1M LIBOR + 0.300%, 12/15/33 (144A) (a)	436,035	$386,191
Countrywide Revolving Home Equity Loan Trust
0.855%, 1M LIBOR + 0.150%, 11/15/36 (a)	574,529	440,358
0.885%, 1M LIBOR + 0.180%, 05/15/35 (a)	236,635	222,135
Credit-Based Asset Servicing & Securitization LLC 3.305%, 12/25/36 (i)	185,618	155,750
Dorchester Park CLO DAC 3.269%, 3M LIBOR + 1.450%, 04/20/28 (144A) (a)	934,000	874,398
Dryden CLO, Ltd. 2.951%, 3M LIBOR + 1.120%, 01/15/31 (144A) (a)	6,020,000	5,774,685
Dryden Senior Loan Fund
2.731%, 3M LIBOR + 0.900%, 10/15/27 (144A) (a)	1,600,740	1,553,606
2.892%, 3M LIBOR + 1.200%, 08/15/30 (144A) (a)	2,205,000	2,125,587
3.681%, 3M LIBOR + 1.850%, 10/15/27 (144A) (a)	660,000	598,022
Eaton Vance CLO, Ltd. 4.031%, 3M LIBOR + 2.200%, 10/15/30 (144A) (a)	710,000	627,804
Elm CLO, Ltd.
3.006%, 3M LIBOR + 1.170%, 01/17/29 (144A) (a)	4,180,000	4,034,172
3.586%, 3M LIBOR + 1.750%, 01/17/29 (144A) (a)	490,000	456,224
First Franklin Mortgage Loan Trust
1.087%, 1M LIBOR + 0.140%, 12/25/36 (a)	4,909,069	2,568,566
1.097%, 1M LIBOR + 0.150%, 12/25/36 (a)	2,769,471	2,239,404
1.157%, 1M LIBOR + 0.210%, 12/25/36 (a)	9,030,540	4,799,804
Flatiron CLO, Ltd. 2.721%, 3M LIBOR + 0.890%, 04/15/27 (144A) (a)	743,922	720,355
Fremont Home Loan Trust 1.087%, 1M LIBOR + 0.140%, 02/25/37 (a)	2,200,608	1,483,786
Galaxy CLO, Ltd.
3.081%, 3M LIBOR + 1.280%, 04/24/29 (144A) (a)	606,000	581,905
3.372%, 3M LIBOR + 1.680%, 11/15/26 (144A) (a)	430,000	372,595
GE-WMC Asset-Backed Pass-Through Certificates 1.197%, 1M LIBOR + 0.250%, 12/25/35 (a)	130,326	126,111
Gilbert Park CLO, Ltd. 4.781%, 3M LIBOR + 2.950%, 10/15/30 (144A) (a)	861,000	668,788
GoldentTree Loan Management US CLO, Ltd. 4.296%, 3M LIBOR + 2.650%, 04/20/29 (144A) (a)	350,000	270,032
Highbridge Loan Management, Ltd. 2.741%, 3M LIBOR + 1.000%, 02/05/31 (144A) (a)	1,390,000	1,300,245
HPS Loan Management, Ltd. 2.959%, 3M LIBOR + 1.140%, 01/20/28 (144A) (a)	1,020,000	975,905
ICG U.S. CLO, Ltd. 2.959%, 3M LIBOR + 1.140%, 10/19/28 (144A) (a)	1,315,000	1,267,489
Invitation Homes Trust 2.800%, 1M LIBOR + 2.000%, 07/17/37 (144A) (a)	712,107	575,539
KKR CLO, Ltd. 3.069%, 3M LIBOR + 1.250%, 01/20/29 (144A) (a)	802,000	771,166
Knollwood CDO, Ltd. 5.072%, 3M LIBOR + 3.200%, 01/10/39 (144A) † (a)	965,341	97
LCM, Ltd.
2.859%, 3M LIBOR + 1.040%, 10/20/27 (144A) (a)	1,010,000	986,905
2.889%, 3M LIBOR + 1.070%, 01/20/31 (144A) (a)	2,590,000	2,469,702
Legacy Mortgage Asset Trust
3.375%, 02/25/59 (144A) (a)	2,130,320	2,154,988
4.000%, 12/28/54 (144A) (a)	2,154,447	2,151,620

Asset-Backed - Other—(Continued)
Lehman ABS Mortgage Loan Trust 1.037%, 1M LIBOR + 0.090%, 06/25/37 (144A) (a)	187,429	128,506
Lendmark Funding Trust 2.780%, 04/20/28 (144A)	2,630,000	2,287,711
Litigation Fee Residual Funding LLC 4.000%, 10/30/27 (144A) †	1,578,778	1,574,228
LoanCore Issuer, Ltd. 1.835%, 1M LIBOR + 1.130%, 05/15/28 (144A) (a)	720,000	688,638
Long Beach Mortgage Loan Trust
1.057%, 1M LIBOR + 0.110%, 10/25/36 (a)	529,811	190,432
1.097%, 1M LIBOR + 0.150%, 06/25/36 (a)	583,826	285,781
1.107%, 1M LIBOR + 0.160%, 05/25/36 (a)	3,431,718	1,303,805
1.107%, 1M LIBOR + 0.160%, 10/25/36 (a)	2,105,252	769,905
1.107%, 1M LIBOR + 0.160%, 11/25/36 (a)	2,508,510	1,007,987
1.127%, 1M LIBOR + 0.180%, 03/25/46 (a)	1,082,684	756,736
1.167%, 1M LIBOR + 0.220%, 11/25/36 (a)	738,136	301,844
Madison Park Funding, Ltd.
2.975%, 3M LIBOR + 1.200%, 07/29/30 (144A) (a)	2,030,000	1,939,285
1.787%, 3M LIBOR + 0.920%, 01/22/28 (144A) (a)	1,094,000	1,062,575
2.769%, 3M LIBOR + 0.950%, 04/19/30 (144A) (a)	1,330,000	1,286,864
3.009%, 3M LIBOR + 1.190%, 10/21/30 (144A) (a)	5,000,000	4,803,995
3.039%, 3M LIBOR + 1.220%, 01/20/29 (144A) (a)	2,260,000	2,188,227
3.569%, 3M LIBOR + 1.750%, 07/21/30 (144A) (a)	350,000	323,973
Marble Point CLO, Ltd. 2.999%, 3M LIBOR + 1.180%, 12/18/30 (144A) (a)	580,000	542,090
Mariner CLO LLC
2.754%, 3M LIBOR + 1.500%, 04/20/29 (144A) (a)	1,412,000	1,305,504
3.306%, 3M LIBOR + 1.500%, 07/23/29 (144A) (a)	272,000	250,006
3.856%, 3M LIBOR + 2.050%, 07/23/29 (144A) (a)	1,015,000	912,760
Mariner Finance Issuance Trust
2.960%, 07/20/32 (144A)	3,470,000	2,923,919
3.510%, 07/20/32 (144A)	560,000	443,872
4.010%, 07/20/32 (144A)	490,000	373,419
MCM Capital LLC
Zero Coupon, 05/28/58 (144A)	2,259,420	318,352
4.000%, 05/28/58 (144A)	469,696	472,053
Merrill Lynch First Franklin Mortgage Loan Trust 1.187%, 1M LIBOR + 0.240%, 05/25/37 (a)	9,912,127	6,315,028
Mill City Solar Loan, Ltd. 3.690%, 07/20/43 (144A)	1,876,979	1,774,888
Mosaic Solar Loan Trust 2.880%, 09/20/40 (144A)	279,332	269,294
Mountain Hawk II CLO, Ltd. 3.419%, 3M LIBOR + 1.600%, 07/20/24 (144A) (a)	875,152	869,611
MP CLO, Ltd. 3.069%, 3M LIBOR + 1.250%, 10/20/30 (144A) (a)	1,010,000	934,583
Neuberger Berman Loan Advisers CLO, Ltd. 2.989%, 3M LIBOR + 1.170%, 10/18/30 (144A) (a)	1,770,000	1,673,269
Nomura Asset Acceptance Corp. Alternative Loan Trust 1.347%, 1M LIBOR + 0.400%, 10/25/36 (144A) (a)	271,471	239,116
OCP CLO, Ltd.
2.614%, 3M LIBOR + 0.820%, 10/26/27 (144A) (a)	221,930	215,669
2.874%, 3M LIBOR + 1.080%, 04/26/31 (144A) (a)	160,000	149,651
2.939%, 3M LIBOR + 1.120%, 10/18/28 (144A) (a)	2,916,000	2,813,007
3.091%, 3M LIBOR + 1.260%, 07/15/30 (144A) (a)	3,270,000	3,098,459
3.645%, 3M LIBOR + 1.950%, 11/20/30 (144A) (a)	250,000	207,700
3.701%, 3M LIBOR + 1.900%, 04/24/29 (144A) (a)	911,000	856,339

BHFTII-29

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Octagon Investment Partners, Ltd.
2.794%, 3M LIBOR + 1.000%, 01/25/31 (144A) (a)	3,420,000	$3,263,214
2.803%, 3M LIBOR + 0.960%, 04/16/31 (144A) (a)	2,210,000	2,101,527
2.856%, 3M LIBOR + 1.020%, 07/17/30 (144A) (a)	3,370,000	3,206,609
3.009%, 3M LIBOR + 1.190%, 01/20/31 (144A) (a)	430,000	403,681
OFSI Fund, Ltd.
2.719%, 3M LIBOR + 0.900%, 10/18/26 (144A) (a)	241,719	239,654
2.961%, 3M LIBOR + 1.130%, 03/20/25 (144A) (a)	1,760,541	1,756,455
OHA Loan Funding, Ltd. 2.723%, 3M LIBOR + 1.040%, 05/23/31 (144A) (a)	5,670,000	5,379,259
OneMain Financial Issuance Trust 3.140%, 10/14/36 (144A)	3,280,000	2,649,289
OZLM Funding, Ltd. 3.052%, 3M LIBOR + 1.250%, 10/22/30 (144A) (a)	10,705,000	10,085,362
OZLM, Ltd.
2.851%, 3M LIBOR + 1.020%, 04/15/31 (144A) (a)	520,000	485,009
3.051%, 3M LIBOR + 1.220%, 11/22/30 (144A) (a)	690,000	638,791
3.531%, 3M LIBOR + 1.700%, 01/15/29 (144A) (a)	2,570,000	2,361,293
3.719%, 3M LIBOR + 1.900%, 01/20/31 (144A) (a)	320,000	270,354
Palmer Square CLO, Ltd.
2.849%, 3M LIBOR + 1.030%, 04/18/31 (144A) (a)	1,040,000	971,095
2.916%, 3M LIBOR + 1.220%, 05/21/29 (144A) (a)	2,600,000	2,487,792
2.943%, 3M LIBOR + 1.100%, 07/16/31 (144A) (a)	1,240,000	1,173,897
2.966%, 3M LIBOR + 1.130%, 01/17/31 (144A) (a)	1,312,000	1,250,421
3.042%, 3M LIBOR + 1.350%, 08/15/26 (144A) (a)	945,000	925,934
3.346%, 3M LIBOR + 1.650%, 05/21/29 (144A) (a)	570,000	520,077
Palmer Square Loan Funding, Ltd.
2.659%, 3M LIBOR + 1.550%, 04/20/28 (144A) (a)	1,120,000	1,002,249
3.033%, 3M LIBOR + 1.350%, 02/20/28 (144A) (a)	980,000	927,694
7.701%, 3M LIBOR + 5.900%, 10/24/27 (144A) (a)	262,000	184,903
Parallel Ltd. 3.569%, 3M LIBOR + 1.750%, 07/20/27 (144A) (a)	350,000	314,281
Progress Residential Trust
2.768%, 08/17/34 (144A)	926,099	914,027
4.778%, 03/17/35 (144A)	120,000	103,823
6.643%, 11/12/32 (144A)	250,000	243,934
Race Point CLO, Ltd. 3.041%, 3M LIBOR + 1.210%, 10/15/30 (144A) (a)	1,170,000	1,094,902
Regatta VI Funding, Ltd. 2.899%, 3M LIBOR + 1.080%, 07/20/28 (144A) (a)	2,910,000	2,809,838
Regional Management Issuance Trust 3.050%, 11/15/28 (144A)	2,750,000	2,361,732
Republic FInance Issuance Trust 3.430%, 11/22/27 (144A)	3,210,000	2,798,514
Riserva CLO, Ltd. 2.959%, 3M LIBOR + 1.140%, 10/18/28 (144A) (a)	1,110,000	1,066,444
Rockford Tower CLO, Ltd.
3.217%, 3M LIBOR + 1.030%, 04/15/29 (144A) (a)	2,020,000	1,935,697
3.281%, 3M LIBOR + 1.450%, 04/15/29 (144A) (a)	940,000	853,731
2.754%, 3M LIBOR + 1.500%, 10/15/29 (144A) (a)	1,531,000	1,395,125
3.009%, 3M LIBOR + 1.190%, 10/20/30 (144A) (a)	3,405,000	3,192,324
3.625%, 3M LIBOR + 1.930%, 08/20/32 (144A) (a)	250,000	223,630
4.104%, 3M LIBOR + 2.850%, 10/15/29 (144A) (a)	939,000	728,778
RR 3, Ltd. 2.921%, 3M LIBOR + 1.090%, 01/15/30 (144A) (a)	560,000	536,652
RR 6, Ltd. 3.081%, 3M LIBOR + 1.250%, 04/15/30 (144A) (a)	2,360,000	2,261,940

Asset-Backed - Other—(Continued)
RR 2, Ltd. 3.431%, 3M LIBOR + 1.600%, 10/15/29 (144A) (a)	250,000	230,886
SG Mortgage Securities Trust 1.157%, 1M LIBOR + 0.210%, 10/25/36 (a)	570,000	347,968
Silver Creek CLO, Ltd. 3.059%, 3M LIBOR + 1.240%, 07/20/30 (144A) (a)	1,330,000	1,273,619
Sound Point CLO II, Ltd. 2.864%, 3M LIBOR + 1.070%, 01/26/31 (144A) (a)	500,000	468,080
Sound Point CLO XIV, Ltd. 2.956%, 3M LIBOR + 1.150%, 01/23/29 (144A) (a)	2,140,000	2,042,367
Sound Point CLO, Ltd. 3.231%, 3M LIBOR + 1.400%, 04/15/32 (144A) (a)	4,840,000	4,487,154
Soundview Home Loan Trust 1.742%, 1M LIBOR + 0.795%, 01/25/35 (a)	20,114	16,052
Steele Creek CLO, Ltd. 3.081%, 3M LIBOR + 1.250%, 01/15/30 (144A) (a)	670,000	625,198
Symphony CLO, Ltd.
2.861%, 3M LIBOR + 1.030%, 10/15/25 (144A) (a)	4,503,226	4,426,482
2.956%, 3M LIBOR + 1.150%, 01/23/28 (144A) (a)	950,000	918,793
3.742%, 07/15/32 (144A) (a)	840,000	804,105
TCI-Flatiron CLO,Ltd. 2.892%, 3M LIBOR + 1.200%, 11/18/30 (144A) (a)	1,080,000	1,022,995
TIAA CLO, Ltd.
2.993%, 3M LIBOR + 1.150%, 01/16/31 (144A) (a)	571,000	537,152
3.099%, 3M LIBOR + 1.280%, 04/20/29 (144A) (a)	900,000	855,526
TICP CLO, Ltd.
3.031%, 3M LIBOR + 1.200%, 01/15/29 (144A) (a)	460,000	441,986
3.531%, 3M LIBOR + 1.700%, 01/15/29 (144A) (a)	1,270,000	1,193,623
8.560%, 3M LIBOR + 7.050%, 04/15/33 (144A) (a)	250,000	140,859
Towd Point Mortgage Trust
4.250%, 11/25/58 (144A) (a)	840,000	834,883
4.500%, 11/25/58 (144A) (a)	2,110,000	2,106,994
Trestles CLO III, Ltd.
Zero Coupon, 3M LIBOR + 1.330%, 01/20/33 (144A) (a)	1,170,000	1,087,611
Zero Coupon, 3M LIBOR + 1.850%, 01/20/33 (144A) (a)	520,000	465,804
Tricon American Homes Trust
4.564%, 05/17/37 (144A)	260,000	230,707
4.960%, 05/17/37 (144A)	180,000	152,577
5.104%, 01/17/36 (144A)	340,000	287,038
Venture CLO, Ltd. 2.889%, 3M LIBOR + 1.070%, 07/18/31 (144A) (a)	420,000	391,979
Vericrest Opportunity Loan Trust 3.967%, 02/25/49 (144A) (i)	316,298	279,969
Voya CLO, Ltd.
2.570%, 3M LIBOR + 1.060%, 04/15/31 (144A) (a)	1,989,000	1,917,211
2.961%, 3M LIBOR + 1.130%, 10/15/30 (144A) (a)	1,020,000	970,914
4.444%, 3M LIBOR + 2.650%, 07/25/26 (144A) (a)	360,000	300,751
Washington Mutural Asset-Backed Certificates Trust
1.102%, 1M LIBOR + 0.155%, 10/25/36 (a)	821,764	582,433
1.127%, 1M LIBOR + 0.180%, 09/25/36 (a)	2,172,431	853,630
Westcott Park CLO, Ltd. 3.029%, 3M LIBOR + 1.210%, 07/20/28 (144A) (a)	1,370,000	1,323,294
York CLO, Ltd.
3.069%, 3M LIBOR + 1.250%, 10/20/29 (144A) (a)	630,000	601,607
3.569%, 3M LIBOR + 1.750%, 10/20/29 (144A) (a)	850,000	771,545

		322,934,913

BHFTII-30

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—0.3%
Navient Private Education Refi Loan Trust 1.605%, 1M LIBOR + 0.900%, 11/15/68 (144A) (a)	480,000	$459,772
Scholar Funding Trust 1.591%, 1M LIBOR + 0.650%, 01/30/45 (144A) (a)	3,926,895	3,785,465
SLM Private Credit Student Loan Trust 1.071%, 3M LIBOR + 0.330%, 03/15/24 (a)	1,832,137	1,802,988
SLM Private Education Loan Trust 5.455%, 1M LIBOR + 4.750%, 10/15/41 (144A) (a)	1,740,000	1,871,828
SMB Private Education Loan Trust 3.500%, 12/17/40 (144A)	1,340,000	1,370,661

		9,290,714

Total Asset-Backed Securities (Cost $397,223,961)		371,962,574

Mortgage-Backed Securities—4.8%

Collateralized Mortgage Obligations—1.4%
Alternative Loan Trust
0.963%, 1M LIBOR + 0.190%, 03/20/47 (a)	1,513,894	1,095,434
0.973%, 1M LIBOR + 0.200%, 07/20/46 (a)	2,571,819	1,722,756
1.087%, 1M LIBOR + 0.140%, 04/25/47 (a)	717,573	581,612
1.137%, 1M LIBOR + 0.190%, 10/25/46 (a)	944,801	763,287
1.177%, 1M LIBOR + 0.230%, 11/25/36 (a)	528,361	339,152
1.297%, 1M LIBOR + 0.350%, 06/25/35 (a)	1,337,928	924,407
1.547%, 1M LIBOR + 0.600%, 01/25/36 (a)	509,198	412,071
2.926%, 12M MTA + 0.960%, 04/25/46 (a)	3,802,110	1,538,044
3.696%, 12M MTA + 1.730%, 11/25/46 (a)	2,681,801	1,949,107
5.500%, 04/25/37	778,995	549,634
6.000%, 04/25/37	122,291	76,808
6.000%, 05/25/37	2,675,583	1,306,789
American Home Mortgage Assets Trust
2.886%, 12M MTA + 0.920%, 11/25/46 (a)	279,766	110,179
2.906%, 12M MTA + 0.940%, 10/25/46 (a)	465,017	333,623
APS Resecuritization Trust
3.547%, 1M LIBOR + 2.600%, 04/27/47 (144A) (a)	412,965	401,389
3.797%, 1M LIBOR + 2.850%, 09/27/46 (144A) (a)	2,206,259	2,102,331
Ari Investments LLC 4.480%, 01/06/25	898,588	898,588
Banc of America Alternative Loan Trust 5.500%, 10/25/35	954,142	863,929
Bear Stearns Asset-Backed Securities Trust
6.250%, 12/25/35 (i)	1,919,854	1,607,543
6.250%, 02/25/36 (i)	2,631,716	2,092,294
Chase Mortgage Finance Trust 6.000%, 12/25/37	8,148,689	5,268,019
Credit Suisse Mortgage Capital Certificates
1.987%, 1M LIBOR + 0.180%, 03/27/36 (144A) (a)	1,945,212	1,608,543
3.549%, 08/26/58 (144A)	1,495,837	1,554,376
6.500%, 10/27/37 (144A)	2,615,084	1,336,972
CSFB Mortgage-Backed Pass-Through Certificates 2.297%, 1M LIBOR + 1.350%, 11/25/35 (a)	444,797	90,125
Deutsche ALT-A Securities Mortgage Loan Trust 1.117%, 1M LIBOR + 0.170%, 08/25/47 (a)	433,545	259,683
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 2.113%, 1M LIBOR + 0.500%, 01/27/37 (144A) (a)	41,725	39,145

Collateralized Mortgage Obligations—(Continued)
GreenPoint Mortgage Funding Trust 3.966%, 12M MTA + 2.000%, 03/25/36 (a)	182,875	157,543
GSR Mortgage Loan Trust 6.000%, 07/25/37	591,539	472,148
HarborView Mortgage Loan Trust 0.955%, 1M LIBOR + 0.205%, 12/19/36 (a)	2,966,024	2,111,830
IndyMac INDX Mortgage Loan Trust 3.613%, 09/25/37 (a)	798,300	500,108
JPMorgan Alternative Loan Trust
1.157%, 1M LIBOR + 0.210%, 03/25/37 (a)	1,114,783	939,661
3.929%, 05/25/37 (a)	261,230	203,038
JPMorgan Mortgage Trust 6.500%, 08/25/36	247,939	150,597
MASTR Resecuritization Trust 2.061%, 08/25/37 (144A) (a)	397,284	242,834
MCM Capital LLC
0.010%, 10/25/28	4,014,657	1,286,698
4.000%, 10/25/28 (144A) (i)	1,324,078	1,160,974
Merrill Lynch Mortgage Investors Trust 3.980%, 05/25/36 (a)	1,111,523	911,650
Mortgage Loan Resecuritization Trust 1.921%, 1M LIBOR + 0.340%, 04/16/36 (144A) (a)	3,347,132	2,701,780
New Residential Mortgage Loan Trust 4.250%, 12/25/57 (144A) (a)	535,893	542,131
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.634%, 05/25/36 (i)	248,605	80,210
Seasoned Credit Risk Transfer Trust
Zero Coupon, 07/25/56 (144A) (j)	815,399	79,147
0.914%, 07/25/56 (144A) (a) (c)	1,090,877	145,246
3.976%, 05/25/57 (a)	166,187	74,794
4.750%, 07/25/56 (144A) (a)	540,000	467,977
Sequoia Mortgage Trust 3.975%, 07/20/37 (a)	324,126	262,507
Structured Adjustable Rate Mortgage Loan Trust
3.864%, 04/25/36 (a)	318,927	221,477
4.224%, 04/25/47 (a)	851,994	510,207
Structured Asset Mortgage Investments Trust
1.137%, 1M LIBOR + 0.190%, 06/25/36 (a)	1,300,233	1,026,760
1.157%, 1M LIBOR + 0.210%, 05/25/46 (a)	241,731	187,958
1.177%, 1M LIBOR + 0.230%, 02/25/36 (a)	1,600,915	1,430,649
TVC Mortgage Trust 3.474%, 09/25/24 (144A)	390,000	310,585
Voyager OPTONE Delaware Trust 3.545%, 1M LIBOR + 0.000%, 02/25/38 (144A) (a) (c)	3,504,459	1,091,433

		47,095,782

Commercial Mortgage-Backed Securities—3.4%
1211 Avenue of the Americas Trust 4.142%, 08/10/35 (144A) (a)	230,000	180,385
AOA Mortgage Trust 3.010%, 12/13/29 (144A) (a)	460,000	455,418
Ashford Hospitality Trust, Inc. 2.805%, 1M LIBOR + 2.100%, 04/15/35 (144A) (a)	178,000	148,308
Atrium Hotel Portfolio Trust
2.655%, 1M LIBOR + 1.950%, 12/15/36 (144A) (a)	1,540,000	1,233,111
3.755%, 1M LIBOR + 3.050%, 12/15/36 (144A) (a)	178,038	138,210

BHFTII-31

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
BAMLL Commercial Mortgage Securities Trust
2.105%, 1M LIBOR + 1.400%, 11/15/33 (144A) (a)	510,000	$481,195
2.205%, 1M LIBOR + 1.500%, 11/15/32 (144A) (a)	300,000	258,960
2.705%, 1M LIBOR + 2.000%, 11/15/32 (144A) (a)	630,000	502,450
3.596%, 04/14/33 (144A) (a)	250,000	182,913
3.606%, 08/14/34 (144A) (a)	2,127,000	1,446,035
Banc of America Commercial Mortgage Trust
0.629%, 02/15/50 (a) (c)	4,070,000	152,787
1.285%, 02/15/50 (144A) (a) (c)	2,000,000	148,880
Bancorp Commercial Mortgage Trust (The) 1.555%, 1M LIBOR + 0.850%, 01/15/33 (144A) (a)	268,011	252,105
BANK
0.363%, 09/15/62 (a) (c)	8,619,000	260,020
0.841%, 09/15/62 (a) (c)	2,544,734	155,007
4.035%, 08/15/61 (a)	187,000	152,192
Barclays Commercial Mortgage Trust
1.347%, 05/15/52 (a) (c)	2,378,129	217,257
2.865%, 1M LIBOR + 2.160%, 11/25/34 (144A) (a)	520,000	476,572
Bayview Commercial Asset Trust
1.197%, 1M LIBOR + 0.250%, 10/25/36 (144A) (a)	185,705	153,633
1.247%, 1M LIBOR + 0.300%, 01/25/36 (144A) (a)	106,158	93,713
1.247%, 1M LIBOR + 0.300%, 10/25/36 (144A) (a)	188,963	154,357
1.307%, 1M LIBOR + 0.360%, 04/25/36 (144A) (a)	122,129	92,975
1.397%, 1M LIBOR + 0.450%, 01/25/36 (144A) (a)	79,029	69,964
2.447%, 1M LIBOR + 1.500%, 12/25/37 (144A) (a)	720,000	589,696
BB-UBS Trust
0.596%, 11/05/36 (144A) (a) (c)	85,480,000	2,215,385
4.026%, 11/05/36 (144A) (a)	330,000	253,196
BBCMS Mortgage Trust 1.427%, 1M LIBOR + 0.722%, 03/15/37 (144A) (a)	280,000	259,675
Bear Stearns Commercial Mortgage Securities Trust 5.437%, 01/12/45 (a)	211,445	195,586
Benchmark Mortgage Trust
1.047%, 03/15/52 (a) (c)	5,782,603	419,963
1.269%, 08/15/57 (a) (c)	12,725,927	959,089
2.500%, 02/15/53 (144A)	189,000	104,399
3.176%, 02/15/53	80,000	68,495
3.294%, 12/15/62 (144A) (a)	852,000	780,995
3.536%, 02/15/53 (a)	124,000	86,098
4.025%, 04/10/51	620,000	685,435
BHMS Mortgage Trust 1.955%, 1M LIBOR + 1.250%, 07/15/35 (144A) (a)	640,000	535,415
BWAY Mortgage Trust
3.446%, 03/10/33 (144A)	1,495,000	1,403,787
3.454%, 03/10/33 (144A)	3,126,000	3,203,531
3.633%, 03/10/33 (144A)	600,000	547,417
BX Commercial Mortgage Trust
2.705%, 1M LIBOR + 2.000%, 12/15/36 (144A) (a)	3,475,000	2,987,917
3.005%, 1M LIBOR + 2.300%, 10/15/36 (144A) (a)	4,098,668	3,442,083
3.355%, 1M LIBOR + 2.650%, 10/15/36 (144A) (a)	4,098,668	3,446,988
3.705%, 1M LIBOR + 3.000%, 11/15/35 (144A) (a)	3,101,000	2,246,856
4.075%, 12/09/41 (144A) (a)	2,019,000	1,583,722
BX Trust
3.202%, 12/09/41 (144A)	110,000	99,286
4.075%, 12/09/41 (144A) (a)	2,817,000	2,096,959

Commercial Mortgage-Backed Securities—(Continued)
BXP Trust
3.552%, 08/13/37 (144A) (a)	760,000	541,802
CCRESG Commercial Mortgage Trust 5.488%, 04/10/29 (144A) (a)	230,000	222,039
CD Commercial Mortgage Trust
3.514%, 05/10/50 (a)	10,000	10,795
3.631%, 02/10/50	350,000	374,274
5.648%, 10/15/48	293,077	300,166
CFCRE Commercial Mortgage Trust 0.726%, 05/10/58 (a) (c)	2,370,000	93,276
CFK Trust 4.637%, 01/15/39 (144A) (a)	728,000	681,439
CGDBB Commercial Mortgage Trust
1.495%, 1M LIBOR + 0.790%, 07/15/32 (144A) (a)	1,361,180	1,220,720
2.305%, 1M LIBOR + 1.600%, 07/15/32 (144A) (a)	1,014,033	903,696
2.855%, 1M LIBOR + 2.150%, 07/15/32 (144A) (a)	1,534,753	1,285,733
CHC Commercial Mortgage Trust 2.205%, 1M LIBOR + 1.500%, 06/15/34 (144A) (a)	1,690,704	1,593,815
Citigroup Commercial Mortgage Trust
3.102%, 12/15/72	1,466,000	1,517,365
4.887%, 04/15/49 (a)	40,000	34,330
4.888%, 05/10/36 (144A)	1,107,000	975,310
Commercial Mortgage Pass-Through Certificates Mortgage Trust
0.060%, 02/10/35 (144A) (a) (c)	60,958,000	274,921
1.044%, 03/10/46 (a) (c)	20,273,773	429,619
3.179%, 10/10/36 (144A) (a)	270,000	226,567
3.183%, 02/10/48	513,000	532,939
3.550%, 07/15/47	546,704	569,971
3.696%, 08/10/48	320,000	341,586
3.796%, 08/10/47	540,000	568,496
3.977%, 05/10/47	1,394,000	1,464,111
4.006%, 04/10/47	400,000	425,144
4.051%, 04/10/47	1,896,000	2,006,360
4.236%, 02/10/47 (a)	320,000	341,025
4.362%, 07/10/48 (a)	1,600,000	1,360,568
4.540%, 08/10/48 (a)	1,256,000	1,073,486
5.730%, 06/10/44 (144A) (a)	139,677	139,111
Credit Suisse Mortgage Capital Certificates Trust 1.655%, 1M LIBOR + 0.950%, 12/15/30 (144A) (a)	280,000	236,746
CSAIL Commercial Mortgage Trust
0.135%, 11/15/50 (a) (c)	3,940,000	57,784
0.560%, 09/15/52 (a) (c)	4,150,000	184,972
1.369%, 09/15/52 (a) (c)	8,852,425	820,361
1.569%, 06/15/52 (a) (c)	9,606,753	1,053,964
2.500%, 09/15/52 (144A)	540,000	303,582
3.000%, 03/15/52 (144A)	347,808	212,091
3.329%, 06/15/52	620,000	643,638
3.504%, 06/15/57	320,000	331,547
3.934%, 09/15/52	692,000	501,701
4.192%, 06/15/57 (a)	430,000	414,360
4.237%, 06/15/52 (a)	160,000	119,971
4.980%, 03/15/52 (a)	744,740	601,873
DBJPM Mortgage Trust
1.000%, 06/10/50 (a) (c)	2,060,000	111,811
3.276%, 05/10/49	240,000	252,634

BHFTII-32

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
DBUBS Mortgage Trust
3.452%, 10/10/34 (144A)	850,000	$839,331
3.530%, 10/10/34 (144A) (a)	1,710,000	1,299,642
Eleven Madison Trust Mortgage Trust 3.555%, 09/10/35 (144A) (a)	440,000	435,070
Exantas Capital Corp., Ltd. 2.300%, 1M LIBOR + 1.500%, 04/15/36 (144A) (a)	940,000	835,202
GPMT, Ltd. 1.673%, 1M LIBOR + 0.900%, 11/21/35 (144A) (a)	228,023	223,940
GS Mortgage Securities Corp. II
3.458%, 12/10/30 (144A) (a)	250,000	209,097
5.366%, 05/03/32 (144A)	840,000	894,974
GS Mortgage Securities Corp. Trust
1.605%, 1M LIBOR + 0.900%, 06/15/36 (144A) (a)	750,000	709,233
2.005%, 1M LIBOR + 1.300%, 07/15/32 (144A) (a)	80,000	70,813
2.205%, 1M LIBOR + 1.500%, 07/15/32 (144A) (a)	170,000	149,010
2.505%, 1M LIBOR + 1.800%, 07/15/32 (144A) (a)	70,000	58,067
2.856%, 05/10/34 (144A)	710,000	689,522
3.205%, 1M LIBOR + 2.500%, 07/15/32 (144A) (a)	30,000	24,594
GS Mortgage Securities Trust
1.905%, 1M LIBOR + 1.200%, 06/15/38 (144A) (a)	332,000	267,951
2.579%, 1M LIBOR + 1.875%, 06/15/36 (144A) (a)	950,000	894,850
3.000%, 08/10/50 (144A)	240,000	155,732
3.805%, 10/10/35 (144A) (a)	340,000	245,190
3.806%, 11/10/52 (a)	110,000	79,104
3.931%, 09/10/47	800,000	836,945
3.980%, 02/10/48	160,000	155,424
4.427%, 07/10/48 (a)	500,000	425,863
4.529%, 04/10/47 (a)	50,000	49,881
GSCG Trust 4.118%, 09/06/34 (144A) (a)	430,000	334,251
HMH Trust 3.062%, 07/05/31 (144A)	1,210,000	1,132,043
Hudson Yards Mortgage Trust
2.943%, 12/10/41 (144A) (a)	930,000	771,801
3.443%, 07/10/39 (144A) (a)	511,000	457,772
IMT Trust
3.478%, 06/15/34 (144A)	540,000	531,641
3.497%, 06/15/34 (144A) (a)	570,000	504,447
JPMBB Commercial Mortgage Securities Trust
0.741%, 05/15/48 (a) (c)	897,176	22,652
0.835%, 09/15/47 (a) (c)	1,387,281	41,715
3.775%, 08/15/47	550,000	580,723
3.801%, 09/15/47	220,000	232,844
4.122%, 12/15/48 (144A) (a)	300,000	226,335
JPMCC Commercial Mortgage Securities Trust
3.490%, 07/15/50	320,000	339,700
4.633%, 03/15/50 (144A) (a)	650,000	520,757
JPMDB Commercial Mortgage Securities Trust 0.750%, 12/15/49 (144A) (a) (c)	2,067,000	83,821
JPMorgan Chase Commercial Mortgage Securities Trust
0.512%, 04/15/46 (a) (c)	4,900,000	73,653
0.750%, 08/15/49 (144A) (a) (c)	5,300,000	211,114
2.100%, 1M LIBOR + 1.300%, 06/15/45 (144A) (a)	123,947	124,662
2.854%, 09/06/38 (144A) (a)	1,270,000	1,299,664
2.865%, 1M LIBOR + 2.160%, 07/15/36 (144A) (a)	570,000	474,232

Commercial Mortgage-Backed Securities—(Continued)
JPMorgan Chase Commercial Mortgage Securities Trust
2.955%, 1M LIBOR + 2.250%, 12/15/36 (144A) (a)	900,000	844,677
3.705%, 1M LIBOR + 3.000%, 07/15/36 (144A) (a)	204,000	121,322
3.750%, 06/13/52	232,000	167,184
3.783%, 06/05/39 (144A) (a)	336,000	221,341
4.050%, 09/15/50	110,000	109,494
4.235%, 01/15/49 (a)	970,000	751,534
KNDL Mortgage Trust 2.505%, 1M LIBOR + 1.800%, 05/15/36 (144A) (a)	2,728,000	2,155,064
LB-UBS Commercial Mortgage Trust 1.049%, 12/15/52 (a) (c)	7,375,072	509,738
Lehman Brothers Small Balance Commercial Mortgage Trust 1.772%, 1M LIBOR + 0.250%, 03/25/37 (144A) (a)	352,785	328,058
LSTAR Commercial Mortgage Trust
1.000%, 03/10/50 (144A) (a) (c)	813,456	29,997
3.142%, 04/20/48 (144A) (a)	590,000	584,124
MFT Trust
3.477%, 02/06/30 (144A) (a)	2,265,000	1,648,883
Morgan Stanley Bank of America Merrill Lynch Trust
1.206%, 12/15/47 (144A) (a) (c)	1,810,000	80,181
3.060%, 10/15/48 (144A)	152,000	110,544
3.892%, 06/15/47	3,000,000	3,122,717
4.155%, 07/15/50 (144A) (a)	297,000	233,754
4.527%, 10/15/48 (a)	170,000	144,774
4.558%, 05/15/50 (a)	300,000	243,630
Morgan Stanley Capital Trust
1.030%, 03/15/52 (a) (c)	2,391,762	172,010
2.199%, 06/15/50 (144A) (a) (c)	1,190,000	150,243
2.546%, 06/15/50 (144A)	1,510,000	967,191
3.255%, 1M LIBOR + 2.550%, 07/15/35 (144A) (a)	120,000	87,692
3.305%, 1M LIBOR + 2.600%, 11/15/34 (144A) (a)	1,977,000	1,665,147
3.417%, 06/15/52	434,000	458,198
3.446%, 07/13/29 (144A) (a)	540,000	532,615
3.744%, 1M LIBOR + 2.244%, 12/15/36 (144A) (a)	290,000	278,376
4.031%, 05/15/48 (144A) (a)	110,000	86,053
4.031%, 05/15/48 (a)	150,000	125,430
4.071%, 03/15/52	403,000	451,495
4.177%, 07/15/51	38,000	41,755
Natixis Commercial Mortgage Securities Trust
2.609%, 1M LIBOR + 0.950%, 06/15/35 (144A) (a)	224,213	208,778
4.135%, 05/15/39 (144A) (a)	960,000	862,874
Olympic Tower Mortgage Trust
0.379%, 05/10/39 (144A) (a) (c)	13,300,000	355,004
3.945%, 05/10/39 (144A) (a)	1,049,000	703,652
One Market Plaza Trust
Zero Coupon, 02/10/32 (144A) † (a) (c)	4,222,000	4
0.090%, 02/10/32 (144A) (a) (c)	21,110,000	57,208
Park Avenue Mortgage Trust
2.241%, 1M LIBOR + 1.537%, 09/15/34 (144A) (a)	500,000	436,188
2.824%, 1M LIBOR + 2.119%, 09/15/34 (144A) (a)	1,750,000	1,478,494
Park Avenue Trust
0.149%, 06/05/37 (144A) (a) (c)	5,000,000	61,108
3.657%, 06/05/37 (144A) (a)	207,000	155,059
PFP, Ltd.
1.675%, 1M LIBOR + 0.970%, 04/14/36 (144A) (a)	389,464	316,779
2.125%, 1M LIBOR + 1.420%, 04/14/36 (144A) (a)	230,000	174,156

BHFTII-33

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Prima Capital CRE Securitization, Ltd.
4.000%, 08/24/40 (144A)	1,740,000	$1,739,478
4.000%, 08/24/49 (144A)	260,000	267,072
UBS Commercial Mortgage Trust 1.636%, 10/15/52 (a) (c)	7,032,663	715,688
Velocity Commercial Capital Loan Trust
4.240%, 11/25/47 (144A) (a)	179,329	145,063
4.450%, 05/25/47 (144A) (a)	150,000	146,897
4.458%, 10/25/46 (a)	100,000	99,441
5.000%, 11/25/47 (144A) (a)	105,069	83,972
5.350%, 05/25/47 (144A) (a)	150,000	129,993
5.498%, 10/25/46 (a)	140,000	128,511
7.226%, 10/25/46 (a)	160,000	144,111
Wells Fargo Commercial Mortgage Trust
0.874%, 12/15/48 (a) (c)	1,130,325	47,963
1.261%, 08/15/49 (144A) (a) (c)	1,430,000	93,322
1.424%, 05/15/52 (a) (c)	5,419,299	502,656
1.647%, 1M LIBOR + 0.850%, 12/13/31 (144A) (a)	490,000	458,508
2.600%, 11/15/50 (144A) (a)	505,000	316,822
2.861%, 1M LIBOR + 2.157%, 12/15/36 (144A) † (a)	250,762	197,086
3.148%, 05/15/48	94,000	95,392
3.241%, 12/15/48 (144A)	483,000	351,955
3.540%, 05/15/48	260,000	268,662
3.561%, 08/15/52	370,000	259,904
3.664%, 09/15/58	400,000	416,129
3.670%, 12/15/48 (a)	35,000	26,412
3.718%, 12/15/48	190,000	199,002
3.740%, 1M LIBOR + 2.090%, 02/15/37 (144A) (a)	300,000	219,064
3.749%, 06/15/36 (144A) (a)	270,000	266,308
3.809%, 12/15/48	630,000	661,127
4.352%, 09/15/50 (144A) (a)	150,000	109,727
4.390%, 1M LIBOR + 2.740%, 02/15/37 (144A) (a)	260,000	174,763
WF-RBS Commercial Mortgage Trust
3.678%, 08/15/47	595,000	625,628
3.760%, 09/15/57 (a)	1,540,000	1,303,483

		109,914,045

Total Mortgage-Backed Securities (Cost $181,523,391)		157,009,827

Municipals—4.7%
American Municipal Power, Inc., Build America Bonds
6.449%, 02/15/44	355,000	496,666
7.834%, 02/15/41	425,000	618,579
8.084%, 02/15/50	510,000	860,559
Arizona Health Facilities Authority 2.089%, 3M LIBOR + 0.810%, 01/01/37 (a)	780,000	752,973
Bay Area Toll Bridge Authority, Build America Bonds
2.425%, 04/01/26	1,575,000	1,646,473
6.918%, 04/01/40	825,000	1,216,124
7.043%, 04/01/50	1,810,000	2,881,067
Berks County Industrial Development Authority 5.000%, 11/01/47	510,000	583,251
California Health Facilities Financing Authority
2.934%, 06/01/32	210,000	210,953
California Health Facilities Financing Authority
Series A 5.000%, 08/15/47	500,000	583,100
Series A2 5.000%, 08/15/33	495,000	606,217
California Pollution Control Financing Authority 5.000%, 11/21/45 (144A)	450,000	440,424
California State Public Works Board, Build America Bond 8.361%, 10/01/34	760,000	1,167,041
California State University 2.975%, 11/01/51	1,970,000	1,961,864
Canaveral Port Authority
5.000%, 06/01/45	520,000	611,250
5.000%, 06/01/48	520,000	622,424
Central Puget Sound Regional Transit Authority 5.000%, 11/01/50	510,000	590,121
Chesapeake Bay Bridge & Tunnel District 5.000%, 07/01/51	275,000	299,992
City of New York NY
2.850%, 08/01/31	1,230,000	1,234,957
2.900%, 08/01/32	2,045,000	2,047,883
3.760%, 12/01/27	730,000	810,723
Series F1 6.271%, 12/01/37	480,000	626,755
Colorado Health Facilities Authority 5.250%, 02/01/31	325,000	334,276
Commonwealth Financing Authority
4.144%, 06/01/38	730,000	828,134
Series A 3.807%, 06/01/41	2,705,000	3,060,789
3.864%, 06/01/38	365,000	402,891
Commonwealth of Puerto Rico 8.000%, 07/01/35 (g)	2,245,000	1,347,000
Connecticut State Health & Educational Facility Authority 5.000%, 07/01/45	660,000	747,490
Dallas Area Rapid Transit
5.000%, 12/01/41	680,000	797,756
5.000%, 12/01/46	920,000	1,075,535
Dallas Fort Worth International Airport 3.144%, 11/01/45	550,000	512,699
DuBois Hospital Authority 5.000%, 07/15/43	360,000	423,756
Dutchess County Local Development Corp. 5.000%, 07/01/46	1,025,000	1,185,084
Foothill-Eastern Transportation Corridor Agency 4.094%, 01/15/49	315,000	318,991
Grant County Public Utility District No. 2 4.584%, 01/01/40	315,000	386,288
Great Lakes Water Authority Water Supply System Revenue 5.250%, 07/01/33	150,000	180,414
Idaho Health Facilities Authority 5.000%, 12/01/47	320,000	370,918
Indiana Finance Authority 5.000%, 10/01/45	870,000	989,303
Indiana Housing & Community Development Authority 3.800%, 07/01/38	235,000	252,522
JobsOhio Beverage System
3.985%, 01/01/29	1,335,000	1,369,536

BHFTII-34

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
JobsOhio Beverage System
Series A 2.833%, 01/01/38	280,000	$272,852
Lexington County Health Services District, Inc. 5.000%, 11/01/41	300,000	339,453
Los Angeles, CA Community College District, Build America Bond
6.600%, 08/01/42	785,000	1,204,873
Los Angeles, CA Unified School District, Build America Bond 6.758%, 07/01/34	2,020,000	2,788,751
Louisiana Public Facilities Authority 5.000%, 07/01/48	340,000	394,308
Maryland Health & Higher Educational Facilities Authority
5.000%, 08/15/25	450,000	523,629
5.000%, 08/15/27	280,000	323,940
Massachusetts Bay Transportation Authority 5.000%, 07/01/31	210,000	280,967
Massachusetts Development Finance Agency
5.000%, 07/01/43	680,000	800,836
5.000%, 07/01/47	500,000	553,455
5.000%, 07/01/48	760,000	887,992
Massachusetts Educational Financing Authority 5.000%, 01/01/22	500,000	529,675
Massachusetts Housing Finance Agency
4.500%, 12/01/39	260,000	271,640
4.500%, 12/01/48	330,000	351,295
4.600%, 12/01/44	280,000	293,250
Massachusetts School Building Authority
Series B 2.866%, 10/15/31	1,485,000	1,556,993
2.966%, 10/15/32	925,000	967,846
Massachusetts Water Resources Authority 5.000%, 08/01/40	270,000	320,450
Metropolitan Atlanta Rapid Transit Authority 5.000%, 07/01/41	650,000	738,862
Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Board
5.000%, 07/01/40	260,000	284,526
5.000%, 07/01/46	690,000	748,353
Metropolitan Transportation Authority, Build America Bonds
5.000%, 11/15/41	410,000	485,391
6.668%, 11/15/39	170,000	221,733
6.814%, 11/15/40	330,000	431,369
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Build America Bond 7.462%, 10/01/46	560,000	821,167
Miami-Dade County, FL Aviation Revenue
2.529%, 10/01/30	1,265,000	1,270,857
3.354%, 10/01/29	195,000	208,350
3.454%, 10/01/30	355,000	378,923
3.504%, 10/01/31	330,000	350,767
4.062%, 10/01/31	495,000	532,031
5.000%, 10/01/38	525,000	584,409
5.000%, 10/01/40	500,000	561,610
Michigan Finance Authority
5.000%, 11/15/28	300,000	358,512
5.000%, 11/15/41	330,000	375,817
5.000%, 12/01/47	1,410,000	1,550,041
Michigan State Housing Development Authority
3.550%, 10/01/33	300,000	324,687
Michigan State Housing Development Authority
4.000%, 10/01/43	290,000	314,583
4.050%, 10/01/48	140,000	150,657
4.150%, 10/01/53	690,000	746,911
Mississippi State Hospital Equipment & Facilities Authority, Baptist Memorial Health Care 5.000%, 09/01/46	630,000	649,725
Missouri State Health & Educational Facilities Authority Revenue
3.229%, 05/15/50	500,000	515,830
5.000%, 11/15/29	340,000	408,296
Municipal Electric Authority of Georgia, Build America Bond
6.637%, 04/01/57	476,000	623,198
New Hope Cultural Education Facilities Finance Corp. 5.000%, 08/15/47	380,000	448,757
New Jersey State Turnpike Authority, Build America Bond 7.414%, 01/01/40	492,000	720,288
New Jersey Transportation Trust Fund Authority
4.131%, 06/15/42	520,000	503,485
Series C 5.754%, 12/15/28	815,000	960,062
New Orleans Aviation Board 5.000%, 01/01/40	530,000	590,107
New York City Housing Development Corp.
3.700%, 11/01/38	320,000	338,336
3.850%, 11/01/43	950,000	1,005,708
4.000%, 11/01/53	1,010,000	1,067,580
New York City Transitional Finance Authority Future Tax Secured Revenue
3.050%, 05/01/27	1,670,000	1,773,323
3.550%, 05/01/25	1,475,000	1,587,218
3.750%, 11/01/25	945,000	991,503
3.900%, 08/01/31	1,310,000	1,473,291
Series C 3.350%, 11/01/30	1,495,000	1,570,722
New York City Water & Sewer System
5.375%, 06/15/43	2,360,000	2,427,390
5.500%, 06/15/43	1,225,000	1,263,404
5.882%, 06/15/44	270,000	402,746
New York City Water & Sewer System, Build America Bonds
5.440%, 06/15/43	815,000	1,149,158
5.750%, 06/15/41	195,000	279,831
New York Convention Center Development Corp. 5.000%, 11/15/40	370,000	419,425
New York State Dormitory Authority
3.190%, 02/15/43	880,000	870,822
Series B 3.142%, 07/01/43	650,000	644,924
New York State Dormitory Authority, Build America Bond 5.389%, 03/15/40	355,000	423,600
New York State Urban Development Corp.
3.250%, 03/15/25	640,000	692,621
3.320%, 03/15/29	1,285,000	1,354,056
Series B 2.350%, 03/15/27	1,265,000	1,281,685
New York Transportation Development Corp.
5.000%, 07/01/46	340,000	344,893
5.250%, 01/01/50	2,060,000	2,118,401
Orange County Local Transportation Authority, Build America Bond 6.908%, 02/15/41	1,420,000	2,086,434

BHFTII-35

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
Oregon School Boards Association
4.759%, 06/30/28	1,850,000	$1,968,085
Series B 5.550%, 06/30/28	1,735,000	1,987,824
5.680%, 06/30/28	1,235,000	1,430,785
Pennsylvania Economic Development Financing Authority 5.000%, 12/31/38	510,000	552,549
Pennsylvania Turnpike Commission 5.000%, 12/01/46	320,000	372,576
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,180,000	1,303,546
4.960%, 08/01/46	1,350,000	1,675,458
Port of Seattle
5.000%, 05/01/43	260,000	291,598
Regents of the University of California Medical Center Pooled Revenue, Build America Bond 6.583%, 05/15/49	1,110,000	1,482,294
Riverside, CA, Electric Revenue, Build America Bond 7.605%, 10/01/40	525,000	858,375
Royal Oak Hospital Finance Authority 5.000%, 09/01/39	450,000	501,818
Sacramento County Sanitation Districts Financing Authority 1.589%, 3M LIBOR + 0.530%, 12/01/35 (a)	2,220,000	2,123,519
Salt River Arizona Project Agricultural Improvement & Power District 5.000%, 12/01/45	1,620,000	1,880,107
San Antonio Water System 5.000%, 05/15/39	530,000	605,499
San Antonio, TX Electric & Gas Systems Revenue, Build America Bond
5.718%, 02/01/41	605,000	823,962
5.808%, 02/01/41	875,000	1,247,706
San Diego Public Facilities Financing Authority 5.000%, 05/15/39	475,000	569,440
San Jose Redevelopment Agency Successor Agency 3.176%, 08/01/26	470,000	497,838
South Carolina Public Service Authority 2.388%, 12/01/23	1,195,000	1,222,294
State of California
3.349%, 07/01/29	2,560,000	2,783,718
4.600%, 04/01/38	3,765,000	4,145,529
Series B 2.650%, 04/01/26	2,495,000	2,606,701
State of California General Obligation Unlimited, Build America Bonds
7.300%, 10/01/39	860,000	1,321,433
7.350%, 11/01/39	300,000	463,707
7.500%, 04/01/34	1,125,000	1,774,204
7.550%, 04/01/39	1,375,000	2,231,212
State of Connecticut
Series A 3.310%, 01/15/26	1,445,000	1,514,938
5.850%, 03/15/32	1,240,000	1,522,187
State of Illinois, General Obligation Unlimited 5.100%, 06/01/33	3,010,000	2,987,816
State of Massachusetts
2.900%, 09/01/49	440,000	413,160
5.456%, 12/01/39	80,000	98,107
State of New Jersey 3.270%, 05/01/43	920,000	920,635
State of New York 2.800%, 02/15/32	1,120,000	1,147,664
State of Oregon 5.892%, 06/01/27	1,900,000	2,230,866
State of Texas 5.517%, 04/01/39	2,055,000	2,823,241
State of Washington General Obligation Unlimited
5.000%, 08/01/40	1,300,000	1,527,002
Sumter Landing Community Development District 4.172%, 10/01/47	385,000	432,794
Tennessee Housing Development Agency
3.750%, 07/01/38	280,000	304,774
3.850%, 07/01/43	130,000	139,933
3.950%, 01/01/49	95,000	101,170
Texas Municipal Gas Acquisition & Supply Corp. 6.250%, 12/15/26	240,000	264,319
Texas Private Activity Bond Surface Transportation Corp.
5.000%, 12/31/55	170,000	179,182
Tobacco Settlement Finance Authority 7.467%, 06/01/47	1,175,000	1,137,177
Tobacco Settlement Financing Corp. 6.706%, 06/01/46	270,000	233,261
TSASC, Inc. 5.000%, 06/01/41	560,000	586,404
University of California CA, Revenue
4.601%, 05/15/31	650,000	756,158
4.858%, 05/15/12	239,000	309,223
5.770%, 05/15/43	990,000	1,340,866
University of Texas 2.836%, 05/15/27	805,000	871,815
Virginia Small Business Financing Authority
5.000%, 12/31/52	710,000	773,304
5.000%, 12/31/56	720,000	783,259
Water Revenue Authority of Georgia, Build America Bond 5.000%, 11/01/40	250,000	289,133
West Virginia Hospital Finance Authority
5.000%, 06/01/21	390,000	406,099
5.000%, 06/01/22	425,000	456,952
5.000%, 06/01/23	355,000	392,861
5.000%, 06/01/24	375,000	426,971

Total Municipals (Cost $148,540,490)		152,634,406

Floating Rate Loans (k)—1.8%

Advertising—0.0%
Lamar Media Corp. Term Loan B, 2.516%, 1M LIBOR + 1.500%, 02/05/27	104,734	101,592

Airlines—0.1%
Allegiant Travel Company Term Loan, 4.707%, 3M LIBOR + 3.000%, 02/05/24	1,369,000	1,095,200
Kestrel Bidco, Inc. Term Loan B, 4.000%, 1M LIBOR + 3.000%, 12/11/26	3,334,643	2,578,789

		3,673,989

BHFTII-36

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Floating Rate Loans (k)—(Continued)

Security Description	Principal Amount*	Value

Building Materials—0.0%
Jeld-Wen, Inc. 1st Lien Term Loan, 3.450%, 3M LIBOR + 2.000%, 12/14/24	638,104	$580,675

Commercial Services—0.5%
Caliber Home Loans, Inc. Revolver, 4.581%, 04/24/21 (l)	5,350,000	5,336,625
Interface Security Systems, LLC Term Loan, 8.750%, 3M LIBOR + 7.000%, 08/07/23 (m) (n)	1,247,000	1,217,446
Roundpoint Mortgage Servicing Corp. Revolver, 4.956%, 08/08/20 (l) (m) (n)	8,397,567	8,421,920

		14,975,991

Distribution/Wholesale—0.0%
KAR Auction Services, Inc. Term Loan B6, 3.188%, 1M LIBOR + 2.250%, 09/19/26	235,935	219,420

Diversified Financial Services—0.4%
Goldman Sachs Lending Partners, LLC
Term Loan A, 2.847%, 1M LIBOR + 1.750%, 08/26/20	1,322,091	1,318,786
Term Loan B, 2.847%, 1M LIBOR + 1.900%, 08/26/20	3,033,616	3,026,032
LSTAR Securities Financing Term Loan, 3.581%, 1M LIBOR + 2.000%, 05/30/22	6,661,517	6,661,517
Pretium Mortgage Credit Partners I Term Loan B1, 3.903%, 1M LIBOR + 2.000%, 10/21/20	1,310,706	1,307,429
RNTR Seer Financing Term Loan, 3.080%, 1M LIBOR + 2.375%, 12/20/21	1,835,599	1,831,010

		14,144,774

Entertainment—0.3%
18 Fremont Street Acquisition, LLC Term Loan B, 9.500%, 1M LIBOR + 8.000%, 08/09/25	2,807,182	2,372,069
Everi Payments, Inc. Term Loan B, 3.822%, 3M LIBOR + 2.750%, 05/09/24	164,423	131,813
Playtika Holding Corp. Term Loan B, 7.072%, 6M LIBOR + 6.000%, 12/10/24	2,286,947	2,157,353
Spectacle Gary Holdings LLC
Delayed Draw Term Loan, 12/23/25 (l)	217,095	185,616
Term Loan B, 11.000%, 3M LIBOR + 9.000%, 12/23/25	2,995,905	2,561,499
Stars Group Holdings B.V. (The) Incremental Term Loan, 4.950%, 3M LIBOR + 3.500%, 07/10/25	1,170,625	1,122,336

		8,530,686

Healthcare-Services—0.1%
Acadia Healthcare Co., Inc. Term Loan B4, 3.500%, 1M LIBOR + 2.500%, 02/16/23	1,642,922	1,478,630
Select Medical Corp. Term Loan B, 3.430%, 1M LIBOR + 2.500%, 03/06/25	242,054	231,161

		1,709,791

Lodging—0.1%
Aimbridge Acquisition Co., Inc. Term Loan B, 5.017%, 3M LIBOR + 3.750%, 02/02/26	846,565	613,759
Golden Nugget, Inc. Incremental Term Loan B, 3.695%, 1M LIBOR + 2.500%, 10/04/23	1,381,916	1,080,198

		1,693,957

Media—0.0%
CSC Holdings, LLC Term Loan B5, 3.112%, 1M LIBOR + 2.500%, 04/15/27	983,981	952,821

Metal Fabricate/Hardware—0.0%
Advanced Drainage Systems, Inc. Term Loan B, 3.813%, 1M LIBOR + 2.250%, 07/31/26	241,705	225,994
Zekelman Industries, Inc. Term Loan, 3.209%, 1M LIBOR + 2.250%, 01/24/27	277,000	258,995

		484,989

Mining—0.0%
Samarco Mineracao S.A. Fixed Rate Term Loan, 03/25/21 (g)	330,092	165,046

Oil & Gas—0.0%
California Resources Corp. 1st Lien Term Loan, 6.363%, 3M LIBOR + 4.750%, 12/31/22	650,000	191,750
Chesapeake Energy Corp. Term Loan, 9.000%, 1M LIBOR + 8.000%, 06/24/24	3,248,000	1,318,688

		1,510,438

Pharmaceuticals—0.0%
Grifols Worldwide Operations USA, Inc. Term Loan B, 2.684%, 1W LIBOR + 2.000%, 11/15/27	1,552,356	1,487,674

Pipelines—0.1%
Buckeye Partners L.P. Term Loan B, 4.265%, 1M LIBOR + 2.750%, 11/01/26	2,523,000	2,346,390

Real Estate Investment Trusts—0.0%
VICI Properties 1 LLC Term Loan B, 2.674%, 1M LIBOR + 1.750%, 12/20/24	1,487,000	1,374,236

Retail—0.0%
Foundation Building Materials Holding Co. LLC Term Loan B, 3.989%, 1M LIBOR + 3.000%, 08/13/25	1,160,313	1,023,976

Telecommunications—0.1%
Connect Finco Sarl Term Loan B, 5.490%, 1M LIBOR + 4.500%, 12/11/26	1,477,057	1,207,494
Intelsat Jackson Holdings S.A. Term Loan B4, 6.432%, 6M LIBOR + 4.500%, 01/02/24	342,231	319,416

		1,526,910

BHFTII-37

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Floating Rate Loans (k)—(Continued)

Security Description	Principal Amount*	Value

Transportation—0.1%
Genesee & Wyoming, Inc. Term Loan, 3.450%, 3M LIBOR + 2.000%, 12/30/26	918,000	$889,312
XPO Logistics, Inc. Term Loan B, 3.613%, 3M LIBOR + 2.000%, 02/24/25	1,462,420	1,373,457

		2,262,769

Total Floating Rate Loans (Cost $64,823,124)		58,766,124

Foreign Government—1.7%

Sovereign—1.7%
Argentine Republic Government International Bonds
5.000%, 01/15/27 (EUR)	300,000	81,222
5.250%, 01/15/28 (EUR)	524,000	134,077
5.875%, 01/11/28	1,927,000	517,419
6.875%, 01/11/48	1,277,000	332,033
7.125%, 07/06/36	703,000	180,327
Colombia Government International Bonds
3.875%, 04/25/27	3,520,000	3,477,760
5.200%, 05/15/49	1,420,000	1,490,957
Colombian TES Bond 7.250%, 10/18/34 (COP)	1,195,500,000	290,271
Egypt Government International Bonds
5.625%, 04/16/30 (EUR)	711,000	596,159
6.375%, 04/11/31 (144A) (EUR)	632,000	549,036
16.100%, 05/07/29 (EGP)	27,002,000	1,901,427
Egypt Treasury Bill
13.444%, 08/18/20 (EGP) (o)	30,700,000	1,856,317
Hungary Government International Bond 5.375%, 03/25/24	2,054,000	2,259,400
Indonesia Government International Bond 4.100%, 04/24/28 (f)	1,895,000	1,937,506
Indonesia Treasury Bonds
6.625%, 05/15/33 (IDR)	5,974,000,000	314,303
7.500%, 06/15/35 (IDR)	33,557,000,000	1,926,452
8.375%, 04/15/39 (IDR)	48,499,000,000	2,968,280
Israel Government AID Bond 3.875%, 07/03/50	1,076,000	1,076,000
Mexico Government International Bonds
4.150%, 03/28/27	5,493,000	5,613,846
4.500%, 01/31/50	2,780,000	2,748,058
Panama Government International Bonds
3.875%, 03/17/28	3,307,000	3,563,326
4.125%, 08/25/27	2,856,000	3,220,169
4.500%, 04/01/56	249,000	269,542
Philippine Government International Bond 3.000%, 02/01/28	5,114,000	5,331,005
Russian Federal Bond - OFZ 8.500%, 09/17/31 (RUB)	270,975,000	3,947,009
Russian Foreign Bond - Euro bond 4.375%, 03/21/29	2,200,000	2,349,635
Ukraine Government International Bonds
6.750%, 06/20/26 (EUR)	515,000	502,249
7.375%, 09/25/32	405,000	366,525
9.750%, 11/01/28	2,579,000	2,503,023

Sovereign—(Continued)
Uruguay Government International Bonds
4.375%, 10/27/27	1,950,000	2,106,019
5.100%, 06/18/50	610,000	694,644

Total Foreign Government (Cost $59,968,968)		55,103,996

Common Stocks—0.0%

Hotels, Restaurants & Leisure—0.0%
Everi Holdings, Inc. (p)	5,005	16,517

Household Durables—0.0%
Beazer Homes USA, Inc. (p)	10,319	66,454

Independent Power and Renewable Electricity Producers—0.0%
Vistra Energy Corp.	23,014	367,303

Real Estate Management & Development—0.0%
Forestar Group, Inc. (p)	10,955	113,386

Total Common Stocks (Cost $925,320)		563,660

Convertible Bond—0.0%
SM Energy Co. 1.500%, 07/01/21	203,000	73,308

Total Convertible Bond (Cost $187,393)		73,308

Escrow Shares—0.0%

Savings & Loans—0.0%
Washington Mutual Bank (m) (n)	5,027,000	1
Washington Mutual Bank (m) (n)	1,310,000	0
Washington Mutual Bank (m) (n)	2,440,000	0

Total Escrow Shares (Cost $0)		1

Short-Term Investment—1.5%

Repurchase Agreement—1.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $49,983,536; collateralized by U.S. Treasury Note at 1.750%, maturing 06/30/22, with a market value of $50,987,170.	49,983,536	49,983,536

Total Short-Term Investments (Cost $49,983,536)		49,983,536

Securities Lending Reinvestments (q)—0.8%

Certificates of Deposit—0.1%
Barclays Bank plc 1.730%, 05/08/20	2,000,000	2,001,200
Chiba Bank, Ltd. 1.720%, 04/13/20	1,000,000	1,000,320

BHFTII-38

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (q)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
KBC Bank NV 1.800%, 04/14/20	1,001,823	$1,000,340
NatWest Bank plc 1.860%, 04/14/20	1,000,000	1,000,270

		5,002,130

Commercial Paper—0.1%
Santander UK plc 1.825%, 04/07/20	995,387	999,880
Svenska Handelsbanken AB 0.963%, 1M LIBOR + 0.100%, 11/10/20 (a)	1,000,000	998,200

		1,998,080

Repurchase Agreements—0.3%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $2,624,578; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $2,677,070.	2,624,578	2,624,578
CF Secured LLC Repurchase Agreement dated 03/31/20 at 0.040%, due on 04/01/20 with a maturity value of $500,001; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 6.500%, maturity dates ranging from 10/31/20 - 01/01/50, and an aggregate market value of $510,001.	500,000	500,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $300,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $306,000.	300,000	300,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $700,008; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $714,000.	700,000	700,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/20 at 0.250%, due on 04/01/20 with a maturity value of $3,500,024; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.625%, maturity dates ranging from 08/31/20 - 02/15/49, and various Common Stock with an aggregate market value of $3,840,522.	3,500,000	3,500,000
Societe Generale Repurchase Agreement dated 03/31/20 at 0.580%, due on 04/01/20 with a maturity value of $1,200,019; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/25, and various Common Stock with an aggregate market value of $1,333,243.	1,200,000	1,200,000

		8,824,578

Time Deposit—0.0%
Rabobank International Netherlands 0.080%, 04/01/20	1,000,000	1,000,000

Mutual Funds—0.3%
Fidelity Government Portfolio, Institutional Class 0.340% (r)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (r)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.250% (r)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.430% (r)	2,000,000	2,000,000
Wells Fargo Government Money Market Fund, Select Class 0.350% (r)	2,000,000	2,000,000

		10,000,000

Total Securities Lending Reinvestments (Cost $26,824,291)		26,824,788

Total Purchased Options—0.0% (s) (Cost $730,777)		926,747
Total Investments—110.4% (Cost $3,653,889,783)		3,611,347,778
Unfunded Loan Commitments—(0.2)% (Cost $(7,280,135))		(7,280,135)
Net Investments—110.2% (Cost $3,646,609,648)		3,604,067,643
Other assets and liabilities (net)—(10.2)%		(334,179,088)

Net Assets—100.0%		$3,269,888,555

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2020, the market value of restricted securities was $1,771,415, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(c)	Interest only security.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2020, the market value of securities pledged was $19,207,737.
(e)	Principal amount of security is adjusted for inflation.

BHFTII-39

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

(f)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $25,118,180 and the collateral received consisted of cash in the amount of $26,821,788 and non-cash collateral with a value of $242,027. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(g)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(h)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(i)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(j)	Principal only security.
(k)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(l)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(m)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(n)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2020, these securities represent 0.3% of net assets.
(o)	The rate shown represents current yield to maturity.
(p)	Non-income producing security.
(q)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(r)	The rate shown represents the annualized seven-day yield as of March 31, 2020.
(s)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020, the market value of 144A securities was $651,641,183, which is 19.9% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Knollwood CDO, Ltd., 5.072%, 01/10/39	02/10/04	$965,341	$965,341	$97
Litigation Fee Residual Funding LLC, 4.000%, 10/30/27	04/24/15	1,578,778	1,578,778	1,574,228
One Market Plaza Trust, Zero Coupon, 02/10/32	06/28/17	4,222,000	—	4
Wells Fargo Commercial Mortgage Trust, 2.861%, 12/15/36	01/16/18	250,762	250,605	197,086

				$1,771,415

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Securities	2.500%	TBA	$(12,224,200)	$(12,580,298)	$(12,684,040)
Uniform Mortgage-Backed Securities	3.000%	TBA	(100,000)	(103,000)	(104,715)
Uniform Mortgage-Backed Securities	3.000%	TBA	(8,664,000)	(8,980,171)	(9,060,428)
Uniform Mortgage-Backed Securities	3.500%	TBA	(3,589,000)	(3,743,776)	(3,775,109)
Uniform Mortgage-Backed Securities	4.000%	TBA	(6,820,000)	(7,140,220)	(7,176,452)
Uniform Mortgage-Backed Securities	4.500%	TBA	(3,100,000)	(3,335,406)	(3,370,281)
Uniform Mortgage-Backed Securities	5.000%	TBA	(1,795,000)	(1,943,368)	(1,938,249)
Uniform Mortgage-Backed Securities	5.500%	TBA	(1,670,000)	(1,823,301)	(1,828,650)
Uniform Mortgage-Backed Securities	6.000%	TBA	(2,002,000)	(2,232,386)	(2,217,215)

Totals				$(41,881,926)	$(42,155,139)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	870,000	JPMC	04/03/20	USD	525,476	$9,663
AUD	870,000	MSIP	04/03/20	USD	533,071	2,068
AUD	1,059,000	JPMC	04/27/20	USD	631,529	19,951
AUD	1,063,000	DBAG	05/04/20	USD	651,621	2,347
BRL	1,890,532	CBNA	04/02/20	USD	363,655	182

BHFTII-40

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	1,904,283	CBNA	04/02/20	USD	366,300	$183
BRL	1,908,804	CBNA	04/02/20	USD	367,169	184
BRL	2,309,589	CBNA	04/02/20	USD	444,263	222
BRL	2,336,994	CBNA	04/02/20	USD	522,000	(72,241)
BRL	3,375,680	CBNA	04/02/20	USD	649,332	325
BRL	1,671,455	DBAG	04/02/20	USD	353,000	(31,325)
BRL	1,896,560	DBAG	04/02/20	USD	364,814	183
BRL	6,270,007	DBAG	04/02/20	USD	1,403,000	(196,324)
BRL	3,201,975	JPMC	04/02/20	USD	625,000	(8,773)
BRL	3,289,812	MSIP	04/02/20	USD	707,000	(73,869)
BRL	3,972,898	MSIP	04/02/20	USD	764,210	382
CAD	971,546	JPMC	04/09/20	USD	702,000	(11,580)
CAD	995,270	MSIP	04/09/20	USD	702,000	5,279
CNH	3,399,712	GSI	04/24/20	USD	479,000	222
COP	1,984,010,000	DBAG	04/20/20	USD	490,000	(2,093)
EUR	9,133,000	BBP	04/03/20	USD	10,221,074	(148,006)
EUR	9,573,000	UBSA	04/03/20	USD	10,561,891	(3,534)
EUR	743,000	HSBC	04/16/20	USD	798,434	21,421
EUR	458,000	JPMC	04/16/20	USD	495,381	9,994
EUR	609,000	JPMC	04/16/20	USD	656,496	15,498
EUR	577,000	BOA	04/30/20	USD	633,705	3,348
EUR	155,000	JPMC	05/04/20	USD	171,083	77
EUR	155,000	JPMC	05/04/20	USD	171,083	77
EUR	440,000	UBSA	05/04/20	USD	485,841	33
EUR	440,000	UBSA	05/04/20	USD	485,841	33
GBP	395,000	JPMC	04/30/20	USD	477,297	13,629
IDR	11,496,278,768	BNP	04/02/20	USD	702,406	2,455
IDR	11,469,986,223	BOA	04/02/20	USD	700,800	2,449
IDR	14,261,779,421	JPMC	04/02/20	USD	871,374	3,045
IDR	42,035,850,000	JPMC	04/02/20	USD	2,571,000	6,305
IDR	12,387,815,818	BNP	04/15/20	USD	900,212	(141,573)
IDR	11,510,807,049	BOA	04/15/20	USD	835,934	(131,003)
IDR	15,226,402,259	BOA	04/15/20	USD	921,416	11,060
IDR	11,491,326,429	JPMC	04/15/20	USD	835,854	(132,117)
IDR	36,448,712,000	MSIP	04/15/20	USD	2,496,487	(264,341)
IDR	67,931,794,050	UBSA	04/15/20	USD	4,441,438	(281,245)
IDR	7,674,453,000	JPMC	04/30/20	USD	477,000	(7,658)
IDR	15,477,216,000	BBP	06/17/20	USD	942,870	(459)
JPY	90,193,686	CBNA	04/13/20	USD	822,000	17,155
JPY	46,586,213	HSBC	04/13/20	USD	419,000	14,435
JPY	181,652,433	HSBC	04/13/20	USD	1,761,000	(70,920)
JPY	89,929,200	JPMC	04/13/20	USD	822,000	14,694
JPY	89,967,324	JPMC	04/13/20	USD	822,000	15,049
JPY	90,003,780	JPMC	04/13/20	USD	822,000	15,388
JPY	89,963,296	UBSA	04/13/20	USD	822,000	15,012
KRW	952,728,000	JPMC	04/06/20	USD	795,000	(12,284)
KRW	990,832,500	BNP	04/09/20	USD	810,000	4,093
KRW	623,152,000	JPMC	04/09/20	USD	493,000	18,997
KRW	828,661,600	JPMC	04/09/20	USD	688,000	(7,151)
KZT	47,306,000	CBNA	04/24/20	USD	124,000	(19,248)
KZT	48,000,000	GSI	04/24/20	USD	125,000	(18,711)
KZT	50,515,080	CBNA	07/24/20	USD	129,360	(20,261)
KZT	48,656,250	GSI	07/24/20	USD	125,000	(19,915)
MXN	21,727,562	CBNA	04/06/20	USD	1,060,000	(144,618)
MXN	16,913,402	UBSA	04/06/20	USD	877,000	(164,439)
MXN	20,231,566	UBSA	04/06/20	USD	960,800	(108,444)
MXN	73,194,132	UBSA	04/06/20	USD	3,476,000	(392,332)

BHFTII-41

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
MXN	11,457,426	JPMC	04/24/20	USD	479,000	$2,458
MXN	11,716,724	BOA	04/27/20	USD	486,000	6,142
MXN	7,777,823	JPMC	04/27/20	USD	315,000	11,695
MXN	11,587,394	UBSA	04/27/20	USD	477,000	9,710
MXN	11,613,852	UBSA	04/27/20	USD	490,000	(2,179)
RUB	36,962,730	CBNA	04/10/20	USD	477,000	(6,953)
RUB	37,768,860	CBNA	04/13/20	USD	477,000	3,066
RUB	38,180,160	CBNA	04/13/20	USD	486,000	(707)
RUB	62,157,440	CBNA	04/13/20	USD	788,000	2,059
RUB	97,065,340	CBNA	05/06/20	USD	1,457,000	(227,811)
RUB	47,635,000	BOA	06/17/20	USD	624,148	(24,703)
RUB	66,115,000	BBP	06/17/20	USD	897,083	(65,082)
RUB	23,645,000	CSI	06/17/20	USD	310,159	(12,607)
RUB	23,815,000	CSI	06/17/20	USD	316,521	(16,829)
RUB	23,875,274	CSI	06/17/20	USD	313,818	(13,368)
RUB	23,922,352	CSI	06/17/20	USD	312,670	(11,627)
RUB	25,954,010	CSI	06/17/20	USD	350,777	(24,168)
RUB	25,965,000	CSI	06/17/20	USD	353,217	(26,470)
RUB	25,464,627	GSI	06/17/20	USD	332,762	(12,312)
RUB	24,000,000	HSBC	06/17/20	USD	324,662	(22,643)
RUB	25,630,000	HSBC	06/17/20	USD	336,493	(13,961)
RUB	25,965,000	HSBC	06/17/20	USD	353,275	(26,528)
RUB	45,160,000	HSBC	06/17/20	USD	593,410	(25,110)
RUB	47,140,000	HSBC	06/17/20	USD	636,399	(43,183)
ZAR	16,804,763	BNP	04/02/20	USD	1,060,000	(120,425)
ZAR	44,024,937	BNP	04/02/20	USD	2,473,867	(12,379)
ZAR	11,006,138	BOA	04/02/20	USD	638,000	(22,633)
ZAR	11,282,094	BOA	04/02/20	USD	734,000	(103,204)
ZAR	8,310,778	DBAG	04/02/20	USD	540,000	(75,334)
ZAR	11,127,096	JPMC	04/02/20	USD	636,000	(13,871)
ZAR	11,187,774	BOA	04/09/20	USD	702,000	(77,151)
ZAR	11,471,429	BOA	04/14/20	USD	707,000	(66,788)
ZAR	14,278,440	BOA	04/14/20	USD	880,000	(83,131)
ZAR	14,076,376	CBNA	04/14/20	USD	877,000	(91,408)
ZAR	16,688,820	HSBC	04/17/20	USD	1,032,000	(101,028)

Contracts to Deliver
AUD	1,740,000	MSIP	04/03/20	USD	1,145,142	74,863
AUD	1,059,000	UBSA	04/27/20	USD	641,915	(9,566)
AUD	870,000	JPMC	05/05/20	USD	525,535	(9,698)
AUD	870,000	MSIP	05/05/20	USD	533,154	(2,079)
BRL	3,375,680	CBNA	04/02/20	USD	704,000	54,344
BRL	2,336,994	CBNA	04/02/20	USD	449,534	(225)
BRL	2,309,589	CBNA	04/02/20	USD	522,000	77,515
BRL	1,908,804	CBNA	04/02/20	USD	376,750	9,397
BRL	1,904,283	CBNA	04/02/20	USD	376,750	10,267
BRL	1,890,532	CBNA	04/02/20	USD	376,750	12,913
BRL	6,270,007	DBAG	04/02/20	USD	1,206,072	(603)
BRL	1,896,560	DBAG	04/02/20	USD	376,750	11,753
BRL	1,671,455	DBAG	04/02/20	USD	321,514	(161)
BRL	3,201,975	JPMC	04/02/20	USD	615,918	(308)
BRL	3,972,898	MSIP	04/02/20	USD	877,000	112,408
BRL	3,289,812	MSIP	04/02/20	USD	632,814	(317)
BRL	3,202,556	JPMC	04/06/20	USD	625,000	8,831
CAD	1,910,872	MSIP	04/09/20	USD	1,404,000	46,057
CAD	914,599	UBSA	04/27/20	USD	630,000	(20,106)
COP	2,104,200,000	CBNA	04/20/20	USD	504,000	(13,464)

BHFTII-42

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
COP	2,584,068,000	JPMC	04/20/20	USD	636,000	$527
COP	1,214,444,000	BNP	06/16/20	USD	305,367	8,015
EUR	638,000	BNP	04/03/20	USD	694,088	(9,582)
EUR	35,000	CIBC	04/03/20	USD	38,479	(123)
EUR	7,307,000	GSI	04/03/20	USD	8,291,429	232,313
EUR	487,000	GSI	04/03/20	USD	528,946	(8,182)
EUR	6,470,000	HSBC	04/03/20	USD	7,116,494	(19,468)
EUR	580,000	MSIP	04/03/20	USD	638,350	(1,350)
EUR	403,000	MSIP	04/03/20	USD	439,594	(4,887)
EUR	280,000	MSIP	04/03/20	USD	318,927	10,106
EUR	168,000	MSIP	04/03/20	USD	183,284	(2,008)
EUR	252,000	SCB	04/03/20	USD	273,326	(4,613)
EUR	243,000	SCB	04/03/20	USD	262,862	(5,150)
EUR	1,622,000	SSBT	04/03/20	USD	1,759,314	(29,640)
EUR	15,933,000	UBSA	04/03/20	USD	17,744,455	171,458
EUR	192,000	UBSA	04/03/20	USD	214,227	2,464
EUR	458,000	BNP	04/16/20	USD	501,189	(4,185)
EUR	1,352,000	MSIP	04/16/20	USD	1,481,371	(10,478)
EUR	577,000	HSBC	04/30/20	USD	636,060	(992)
EUR	9,573,000	UBSA	05/05/20	USD	10,576,298	4,814
EUR	1,279,965	JPMC	06/12/20	USD	1,452,935	37,418
EUR	622,000	JPMC	06/12/20	USD	706,055	18,183
EUR	213,124	UBSA	06/12/20	USD	228,958	(6,737)
GBP	395,000	UBSA	04/30/20	USD	483,295	(7,630)
IDR	11,496,278,768	BNP	04/02/20	USD	796,748	91,887
IDR	11,469,986,223	BOA	04/02/20	USD	796,748	93,500
IDR	42,035,850,000	JPMC	04/02/20	USD	2,568,330	(8,976)
IDR	14,261,779,421	JPMC	04/02/20	USD	977,504	103,084
IDR	26,680,160,000	BOA	04/15/20	USD	1,833,688	199,775
IDR	42,156,687,000	JPMC	04/15/20	USD	2,571,000	(10,707)
IDR	3,552,620,000	JPMC	04/15/20	USD	242,582	25,017
IDR	7,839,495,000	JPMC	04/30/20	USD	477,000	(2,436)
IDR	95,501,764,387	JPMC	06/17/20	USD	6,620,343	805,221
IDR	95,501,764,387	JPMC	07/15/20	USD	6,535,621	737,558
JPY	90,175,129	BNP	04/13/20	USD	883,000	44,017
JPY	292,021,402	JPMC	04/13/20	USD	2,804,000	87,055
JPY	90,526,837	JPMC	04/13/20	USD	883,000	40,745
JPY	91,526,360	MSIP	04/13/20	USD	860,000	8,446
JPY	91,635,700	SCB	04/13/20	USD	860,000	7,428
KRW	941,280,000	BNP	04/06/20	USD	795,000	21,689
KRW	858,197,857	BNP	04/09/20	USD	702,000	(3,117)
KRW	598,271,000	JPMC	04/09/20	USD	479,000	(12,555)
MXN	22,314,590	BNP	04/06/20	USD	1,060,000	119,887
MXN	17,810,629	GSI	04/06/20	USD	877,000	126,638
MXN	11,640,658	CBNA	04/24/20	USD	479,000	(10,158)
MXN	7,937,862	UBSA	04/27/20	USD	315,000	(18,417)
RUB	60,236,745	CBNA	04/10/20	USD	877,000	110,982
RUB	65,494,360	JPMC	04/10/20	USD	877,000	44,122
RUB	62,951,875	BOA	04/13/20	USD	875,000	74,843
RUB	51,186,800	DBAG	04/13/20	USD	707,000	56,384
RUB	97,065,340	DBAG	05/06/20	USD	1,457,000	227,811
RUB	783,994,891	CBNA	06/17/20	USD	11,588,129	1,722,224
ZAR	47,367,145	BOA	04/02/20	USD	2,685,867	37,512
ZAR	11,177,145	BOA	04/02/20	USD	630,000	5,072
ZAR	11,044,283	DBAG	04/02/20	USD	636,000	18,501
ZAR	13,818,789	MSIP	04/02/20	USD	856,000	83,375
ZAR	10,916,671	CBNA	04/09/20	USD	702,000	92,293

BHFTII-43

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
ZAR	9,048,737	JPMC	04/14/20	USD	547,380	$42,377
ZAR	7,378,326	JPMC	04/14/20	USD	449,405	37,626
ZAR	7,054,468	JPMC	04/14/20	USD	427,595	33,891
ZAR	5,498,543	JPMC	04/14/20	USD	332,620	25,751
ZAR	11,562,137	UBSA	04/14/20	USD	707,000	61,726
ZAR	8,278,329	BOA	04/17/20	USD	502,000	40,200
ZAR	8,732,660	DBAG	04/17/20	USD	486,000	(1,144)
ZAR	44,200,582	BNP	04/29/20	USD	2,473,867	12,590

Cross Currency Contracts to Buy
AUD	12,260,000	JPMC	06/17/20	CAD	10,430,440	125,604
AUD	11,859,550	CBNA	06/17/20	CAD	10,092,358	119,646
AUD	2,515,000	CBNA	06/17/20	CAD	2,139,649	25,793
EUR	773,000	CBNA	04/03/20	JPY	90,235,613	13,336
GBP	27,295,645	MSIP	06/17/20	EUR	29,959,000	811,328
JPY	91,319,491	JPMC	04/03/20	EUR	773,000	(3,255)

Net Unrealized Appreciation						$3,448,774

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	06/19/20	111	USD	19,875,938	$368,309
U.S. Treasury Note 2 Year Futures	06/30/20	1,019	USD	224,570,085	2,741,981
U.S. Treasury Note 5 Year Futures	06/30/20	1,176	USD	147,422,625	697,219
U.S. Treasury Note Ultra 10 Year Futures	06/19/20	212	USD	33,078,625	1,771,602
U.S. Treasury Ultra Long Bond Futures	06/19/20	998	USD	221,431,250	24,505,029

Futures Contracts—Short
Euro-Buxl 30 Year Bond Futures	06/08/20	(55)	EUR	(11,544,500)	536,780
S&P 500 Index E-Mini Futures	06/19/20	(15)	USD	(1,927,275)	(107,088)
U.S. Treasury Note 10 Year Futures	06/19/20	(248)	USD	(34,394,500)	(298,005)

Net Unrealized Appreciation					$30,215,827

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
EUR Call/USD Put	USD	1.050	CBNA	04/14/20	153,000	EUR	153,000	$25,490	$116	$(25,374)
EUR Put/JPY Call	JPY	118.000	BOA	04/01/20	1,576,000	EUR	1,576,000	9,279	2,592	(6,687)
EUR Put/NOK Call	NOK	10.200	BOA	04/02/20	1,581,000	EUR	1,581,000	6,540	2	(6,538)
EUR Put/USD Call	USD	1.080	JPMC	04/14/20	2,442,000	EUR	2,442,000	5,422	5,419	(3)
EUR Put/USD Call	USD	1.110	DBAG	04/14/20	1,221,000	EUR	1,221,000	11,623	15,667	4,044
EUR Put/USD Call	USD	1.110	DBAG	04/14/20	1,221,000	EUR	1,221,000	13,773	15,667	1,894
USD Call/CNH Put	CNH	6.730	JPMC	04/14/20	103,000	USD	103,000	12,051	93	(11,958)
USD Call/KRW Put	KRW	1,200.000	DBAG	04/07/20	1,404,000	USD	1,404,000	8,925	24,086	15,161
USD Call/MXN Put	MXN	25.500	JPMC	05/21/20	630,000	USD	630,000	15,624	15,624	—
USD Call/ZAR Put	ZAR	15.600	CBNA	04/08/20	2,548,000	USD	2,548,000	50,165	319,827	269,662
USD Call/ZAR Put	ZAR	15.800	DBAG	06/04/20	2,632,000	USD	2,632,000	61,223	322,383	261,160
USD Put/BRL Call	BRL	4.200	DBAG	04/02/20	1,390,000	USD	1,390,000	15,673	1	(15,672)
USD Put/JPY Call	JPY	107.000	DBAG	04/02/20	5,102,000	USD	5,102,000	50,893	17,163	(33,730)

BHFTII-44

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Purchased Options—(Continued)

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Put/JPY Call	JPY	104.000	DBAG	05/01/20	1,701,000	USD	1,701,000	$10,752	$11,169	$417
USD Put/JPY Call	JPY	108.000	MSIP	05/27/20	2,386,000	USD	2,386,000	44,902	49,707	4,805
USD Put/MXN Call	MXN	19.750	HSBC	04/02/20	1,754,000	USD	1,754,000	32,589	2	(32,587)
USD Put/MXN Call	MXN	19.500	BOA	04/02/20	1,403,000	USD	1,403,000	4,518	1	(4,517)
USD Put/MXN Call	MXN	23.400	DBAG	04/29/20	1,135,000	USD	1,135,000	1,763	1,763	—
USD Put/RUB Call	RUB	63.000	DBAG	04/03/20	1,390,000	USD	1,390,000	10,830	1	(10,829)
USD Put/RUB Call	RUB	62.500	DBAG	04/10/20	2,626,000	USD	2,626,000	16,496	3	(16,493)
USD Put/RUB Call	RUB	62.500	BOA	04/10/20	1,389,000	USD	1,389,000	9,834	1	(9,833)
USD Put/RUB Call	RUB	65.300	CBNA	04/24/20	2,455,000	USD	2,455,000	33,744	223	(33,521)
USD Put/RUB Call	RUB	65.300	DBAG	04/24/20	1,753,000	USD	1,753,000	11,386	28	(11,358)
USD Put/RUB Call	RUB	65.300	DBAG	04/30/20	2,631,000	USD	2,631,000	31,027	403	(30,624)
USD Put/RUB Call	RUB	78.000	DBAG	05/22/20	838,000	USD	838,000	16,441	21,739	5,298
USD Put/ZAR Call	ZAR	17.500	DBAG	04/29/20	2,269,000	USD	2,269,000	33,914	33,912	(2)
USD Put/ZAR Call	ZAR	17.500	DBAG	05/22/20	545,000	USD	545,000	15,661	9,764	(5,897)

Totals								$560,538	$867,356	$306,818

OTC Interest Rate Options	Strike Rate	Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Call - 2 Yr./10 Yr. CMS Interest Cap	0.500%	MSIP	05/06/20	378,308,000	USD	378,308,000	$170,239	$59,391	$(110,848)

Written Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
EUR Put/USD Call	USD	1.080	DBAG	04/14/20	(1,221,000)	EUR	(1,221,000)	$(3,947)	$(2,678)	$1,269
EUR Put/USD Call	USD	1.080	DBAG	04/14/20	(1,221,000)	EUR	(1,221,000)	(4,421)	(2,678)	1,743
USD Call/BRL Put	BRL	4.350	DBAG	04/02/20	(869,000)	USD	(869,000)	(7,463)	(140,591)	(133,128)
USD Call/MXN Put	MXN	20.000	HSBC	04/02/20	(526,000)	USD	(526,000)	(6,025)	(80,440)	(74,415)
USD Call/MXN Put	MXN	25.500	DBAG	05/21/20	(630,000)	USD	(630,000)	(24,515)	(14,886)	9,629
USD Call/RUB Put	RUB	64.000	DBAG	04/10/20	(525,000)	USD	(525,000)	(7,697)	(96,964)	(89,267)
USD Call/RUB Put	RUB	66.000	BOA	04/10/20	(868,000)	USD	(868,000)	(4,948)	(138,232)	(133,284)
USD Call/RUB Put	RUB	67.500	DBAG	04/30/20	(1,228,000)	USD	(1,228,000)	(19,655)	(176,256)	(156,601)
USD Call/ZAR Put	ZAR	17.000	CBNA	04/08/20	(1,274,000)	USD	(1,274,000)	(6,722)	(62,542)	(55,820)
USD Call/ZAR Put	ZAR	17.000	DBAG	06/04/20	(3,860,000)	USD	(3,860,000)	(27,375)	(247,495)	(220,120)
USD Put/JPY Call	JPY	104.000	CBNA	05/01/20	(1,701,000)	USD	(1,701,000)	(6,146)	(11,169)	(5,023)
USD Put/JPY Call	JPY	103.000	MSIP	05/27/20	(3,181,000)	USD	(3,181,000)	(24,475)	(25,591)	(1,116)
USD Put/MXN Call	MXN	19.250	HSBC	04/02/20	(2,631,000)	USD	(2,631,000)	(17,896)	(3)	17,893
USD Put/MXN Call	MXN	23.000	CBNA	04/29/20	(648,000)	USD	(648,000)	(12,315)	(15,145)	(2,830)
USD Put/RUB Call	RUB	61.000	DBAG	04/10/20	(5,252,000)	USD	(5,252,000)	(8,121)	(5)	8,116
USD Put/RUB Call	RUB	64.000	DBAG	04/24/20	(1,753,000)	USD	(1,753,000)	(3,483)	(2)	3,481
USD Put/RUB Call	RUB	63.500	CBNA	04/24/20	(2,455,000)	USD	(2,455,000)	(10,765)	(80)	10,685
USD Put/RUB Call	RUB	75.000	DBAG	05/22/20	(1,258,000)	USD	(1,258,000)	(9,037)	(13,596)	(4,559)
USD Put/ZAR Call	ZAR	17.000	DBAG	04/29/20	(3,403,000)	USD	(3,403,000)	(21,095)	(21,095)	—
USD Put/ZAR Call	ZAR	16.500	DBAG	05/22/20	(818,000)	USD	(818,000)	(6,639)	(3,544)	3,095

Totals								$(232,740)	$(1,052,992)	$(820,252)

BHFTII-45

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	28-Day TIIE	Monthly	6.320%	Monthly	07/17/25	MXN	40,086,000	$(7,978)	$—	$(7,978)
Pay	28-Day TIIE	Monthly	6.358%	Monthly	03/23/23	MXN	136,429,000	76,798	96	76,702
Pay	28-Day TIIE	Monthly	6.506%	Monthly	12/15/21	MXN	162,159,664	88,078	124	87,954
Pay	28-Day TIIE	Monthly	6.515%	Monthly	12/14/21	MXN	190,330,336	104,525	145	104,380
Pay	28-Day TIIE	Monthly	6.590%	Monthly	11/08/24	MXN	36,155,979	20,534	31	20,503
Pay	28-Day TIIE	Monthly	6.670%	Monthly	08/12/24	MXN	57,886,667	44,792	47	44,745
Pay	28-Day TIIE	Monthly	6.715%	Monthly	08/13/24	MXN	49,808,000	42,247	39	42,208
Pay	28-Day TIIE	Monthly	6.730%	Monthly	08/09/24	MXN	26,309,333	23,042	22	23,020
Pay	28-Day TIIE	Monthly	6.765%	Monthly	03/09/23	MXN	77,607,730	80,261	60	80,201
Pay	28-Day TIIE	Monthly	6.875%	Monthly	12/16/20	MXN	242,580,054	69,840	146	69,694
Pay	28-Day TIIE	Monthly	6.880%	Monthly	12/15/20	MXN	125,380,946	36,152	75	36,077
Pay	28-Day TIIE	Monthly	7.000%	Monthly	08/11/22	MXN	78,004,000	90,406	52	90,354
Pay	28-Day TIIE	Monthly	7.137%	Monthly	03/15/30	MXN	43,099,000	18,897	39	18,858
Pay	28-Day TIIE	Monthly	8.390%	Monthly	01/18/24	MXN	84,955,637	290,147	62	290,085
Receive	28-Day TIIE	Monthly	7.105%	Monthly	10/14/22	MXN	48,327,742	(63,853)	46	(63,899)
Receive	28-Day TIIE	Monthly	7.110%	Monthly	10/14/22	MXN	36,666,258	(48,631)	35	(48,666)
Receive	3M LIBOR	Semi-Annually	2.915%	Quarterly	08/23/26	USD	110,000	(16,192)	2	(16,194)
Receive	3M LIBOR	Semi-Annually	3.156%	Quarterly	10/03/28	USD	1,279,000	(265,408)	23	(265,431)

Totals								$583,657	$1,044	$582,613

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	1 Day CDI	Maturity	5.690%	Maturity	01/03/22	UBSA	BRL	23,134,966	$115,550	$—	$115,550
Pay	1-Day CDI	Maturity	4.532%	Maturity	01/03/22	UBSA	BRL	47,471,423	69,783	—	69,783
Pay	1-Day CDI	Maturity	7.400%	Maturity	01/04/27	JPMC	BRL	11,496,876	13,915	—	13,915
Pay	1-Day CDI	Maturity	7.450%	Maturity	01/04/27	JPMC	BRL	4,086,746	6,591	—	6,591
Pay	1-Day CDI	Maturity	7.520%	Maturity	01/04/27	JPMC	BRL	2,042,537	4,440	—	4,440
Pay	1-Day CDI	Maturity	7.550%	Maturity	01/04/27	CBNA	BRL	8,187,209	19,757	—	19,757
Pay	28-Day TIIE	Monthly	6.270%	Monthly	12/05/25	BOA	MXN	2,209,451	(1,157)	—	(1,157)
Pay	28-Day TIIE	Monthly	6.325%	Monthly	07/17/25	CBNA	MXN	19,973,500	(4,615)	—	(4,615)
Receive	28-Day TIIE	Monthly	6.307%	Monthly	08/11/25	DBAG	MXN	74,533,884	22,123	—	22,123
Receive	28-Day TIIE	Monthly	6.310%	Monthly	08/11/25	BOA	MXN	20,079,000	5,848	—	5,848
Receive	28-Day TIIE	Monthly	6.310%	Monthly	08/11/25	BOA	MXN	20,079,000	5,848	—	5,848

Totals									$258,083	$—	$258,083

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.NA.HY.33.V3	(5.000%)	Quarterly	12/20/24	9.356%	USD	5,270,440	$333,977	$65,463	$268,514

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(b)	Notional Amount(c)		Market Value	Upfront Premiums Received	Unrealized Appreciation
CDX.NA.IG.33.V1	1.000%	Monthly	12/20/24	4.426%	USD	4,840,000	$(16,809)	$(71,700)	$54,891

BHFTII-46

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Avis Budget Group, Inc. 5.250%, due 03/15/25	(5.000%)	Quarterly	12/20/24	JPMC	9.261%	USD	460,000	$66,279	$36,503	$29,776
Avis Budget Group, Inc. 5.250%, due 03/15/25	(5.000%)	Quarterly	06/20/25	BBP	9.356%	USD	480,000	75,975	69,600	6,375
Avis Budget Group, Inc. 5.250%, due 03/15/25	(5.000%)	Quarterly	06/20/25	JPMC	9.356%	USD	480,000	75,975	62,367	13,608
Beazer Homes USA, Inc. 6.750%, due 03/15/25	(5.000%)	Quarterly	06/20/24	BNP	7.164%	USD	250,000	18,743	(12,466)	31,209
Beazer Homes USA, Inc. 6.750%, due 03/15/25	(5.000%)	Quarterly	06/20/24	BNP	7.164%	USD	250,000	18,743	(13,452)	32,195
Beazer Homes USA, Inc. 6.750%, due 03/15/25	(5.000%)	Quarterly	06/20/24	BBP	7.164%	USD	250,000	18,743	(14,118)	32,861
Boieng, Co. 8.750%, due 08/15/21	(1.000%)	Quarterly	12/20/24	BNP	2.612%	USD	460,000	62,670	(8,678)	71,348
Boieng, Co. 8.750%, due 08/15/21	(1.000%)	Quarterly	12/20/24	MSIP	2.612%	USD	1,185,000	161,443	(13,248)	174,691
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	06/20/25	MSIP	2.612%	USD	1,843,600	144,301	244,833	(100,532)
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	06/20/25	MSIP	2.612%	USD	1,529,000	119,677	224,748	(105,071)
Broadcom, Inc. 3.625%, due 10/15/24	(1.000%)	Quarterly	12/20/24	JPMC	13.747%	USD	285,000	1,307	8,255	(6,948)
Chesapeake Energy Corp. 8.000%, due 01/15/25	(5.000%)	Quarterly	12/20/20	GSI	2.112%	USD	120,000	85,324	32,761	52,563
Chesapeake Energy Corp. 8.000%, due 01/15/25	(5.000%)	Quarterly	12/20/20	JPMC	2.112%	USD	700,000	497,723	154,467	343,256
Chile Government International Bond 3.875%, 08/05/20	(1.000%)	Quarterly	06/20/25	CBNA	1.253%	USD	6,734,500	86,179	221,575	(135,396)
Mexico Government International Bond 7.500%, due 04/08/33	(1.000%)	Quarterly	06/20/20	JPMC	0.695%	USD	3,824,276	(2,611)	33,406	(36,017)
Mexico Government International Bond 7.500%, due 04/08/33	(1.000%)	Quarterly	09/20/20	BOA	0.815%	USD	3,824,276	(3,382)	50,241	(53,623)
Mexico Government International Bond 7.500%, due 04/08/33	(1.000%)	Quarterly	06/20/25	CBNA	2.313%	USD	5,915,050	380,666	611,505	(230,839)
Philippines Government International Bond 10.625%, due 03/16/25	(1.000%)	Quarterly	06/20/25	CBNA	1.038%	USD	3,913,035	7,438	138,828	(131,390)
Qatar Government International Bond 9.750%, due 06/15/30	(1.000%)	Quarterly	06/20/25	MSIP	1.270%	USD	1,051,000	14,273	38,852	(24,579)
Republic of Colombia 10.375%, due 01/28/33	(1.000%)	Quarterly	06/20/25	BBP	0.994%	USD	1,017,000	61,398	120,174	(58,776)
Republic of South Africa Government International Bond 5.500%, due 03/09/20	(1.000%)	Quarterly	06/20/25	MSIP	4.118%	USD	5,519,431	794,097	778,789	15,308
Tenet Healthcare Corp. 6.875%, due 11/15/31	(5.000%)	Quarterly	06/20/24	BBP	7.766%	USD	499,000	46,224	(4,966)	51,190
Wells Fargo & Co. 3.069%, 01/24/23	(1.000%)	Quarterly	12/20/24	BOA	8.576%	USD	484,000	(137)	(12,482)	12,345
Wells Fargo & Co. 3.069%, 01/24/23	(1.000%)	Quarterly	12/20/24	CBNA	8.576%	USD	1,210,000	(341)	(31,116)	30,775
Wells Fargo & Co. 3.069%, 01/24/23	(1.000%)	Quarterly	12/20/24	JPMC	8.576%	USD	484,000	(137)	(12,456)	12,319
Wells Fargo & Co. 3.069%, 01/24/23	(1.000%)	Quarterly	12/20/24	JPMC	8.576%	USD	1,210,000	(341)	(31,675)	31,334
Wells Fargo & Co. 3.069%, 01/24/23	(1.000%)	Quarterly	12/20/24	JPMC	8.576%	USD	1,452,000	(410)	(39,180)	38,770

Totals								$2,729,819	$2,633,067	$96,752

BHFTII-47

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Received	Unrealized Appreciation/ (Depreciation)
Broadcom, Inc. (e) 3.625%, due 10/15/24	1.000%	Quarterly	06/20/24	CBNA	0.530%	USD	3,239,000	$(238,588)	$(209,324)	$(29,264)
Mexico Government International Bond 7.500%, due 04/08/33	1.000%	Quarterly	06/20/20	BOA	0.695%	USD	3,824,276	2,611	(38,756)	41,367
Mexico Government International Bond 7.500%, due 04/08/33	1.000%	Quarterly	09/20/20	JPMC	0.815%	USD	3,824,276	3,382	(43,741)	47,123

Totals								$(232,595)	$(291,821)	$59,226

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.V6	(0.500%)	Monthly	05/11/63	DBAG	0.497%	USD	1,001,000	$(72)	$145	$(217)
CMBX.NA.AAA.V6	(0.500%)	Monthly	05/11/63	DBAG	0.497%	USD	2,340,000	(168)	(883)	715
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	CSI	0.622%	USD	1,610,000	10,549	19,805	(9,256)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	DBAG	0.622%	USD	1,280,000	8,387	15,972	(7,585)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.622%	USD	1,960,000	12,842	26,423	(13,581)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.622%	USD	1,090,000	7,142	13,409	(6,267)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.622%	USD	900,000	5,897	11,071	(5,174)
CMBX.NA.BBB-.V6	(3.000%)	Monthly	05/11/63	JPMC	13.747%	USD	340,000	75,227	34,298	40,929
CMBX.NA.BBB-.V9	(3.000%)	Monthly	09/17/58	CGM	8.837%	USD	500,000	127,489	17,225	110,264
CMBX.NA.BBB-.V9	(3.000%)	Monthly	09/17/58	MSIP	8.837%	USD	105,000	26,773	5,923	20,850

Totals								$274,066	$143,388	$130,678

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Received	Unrealized Appreciation/ (Depreciation)
CMBX.NA.A.V10	2.000%	Monthly	11/17/59	DBAG	4.356%	USD	660,000	$(88,503)	$(30,601)	$(57,902)
CMBX.NA.A.V10	2.000%	Monthly	11/17/59	DBAG	4.356%	USD	1,310,000	(175,665)	(59,736)	(115,929)
CMBX.NA.AAA.V7	0.500%	Quarterly	01/17/47	CSI	0.517%	USD	5,000,000	(2,858)	(156,398)	153,540
CMBX.NA.BBB-.V10	3.000%	Monthly	11/17/59	JPMC	0.622%	USD	40,000	(11,154)	(3,575)	(7,579)
CMBX.NA.BBB-.V6	3.000%	Monthly	05/11/63	CSI	0.622%	USD	340,000	(75,227)	(28,925)	(46,302)
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	DBAG	8.837%	USD	467,000	(119,075)	(57,312)	(61,763)
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	MSIP	8.837%	USD	236,000	(60,175)	(11,684)	(48,491)
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	MSIP	8.837%	USD	240,000	(61,195)	(323)	(60,872)

Totals								$(593,852)	$(348,554)	$(245,298)

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)[1]
Receive	3M LIBOR	Quarterly	02/12/21	CBNA	Antero Resources Corp.	USD	154,283	$87,510	$—	$87,510
Receive	3M LIBOR	Maturity	02/12/21	CBNA	EQT Corp.	USD	169,905	(78,195)	—	(78,195)
Receive	3M LIBOR	Quarterly	02/12/21	CBNA	iShares iBoxx $ High Yield Corporate Bond ETF	USD	2,941,173	(365,130)	—	(365,130)
Receive	3M LIBOR	Quarterly	09/29/20	BNP	Tidewater, Inc.	USD	49,174	26,022	—	26,022
Receive	3M LIBOR	Quarterly	09/29/20	BNP	Tidewater, Inc.	USD	54,635	28,326	—	28,326

Totals								$(301,467)	$—	$(301,467)

BHFTII-48

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(e)	Significant unobservable inputs were used in the valuation of this position; i.e. Level 3.
(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CGM)—	Citigroup Global Markets, Inc.
(CIBC)—	Canadian Imperial Bank of Commerce
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(SCB)—	Standard Chartered Bank
(SSBT)—	State Street Bank and Trust
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNH)—	Chinese Renminbi
(COP)—	Colombian Peso
(EGP)—	Egyptian Pound
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(KZT)—	Kazakhstani Tenge
(MXN)—	Mexican Peso
(RUB)—	Russian Ruble
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(CDI)—	Brazil Interbank Deposit Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX.NA.A)—	Markit North America A Rated CMBS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(SOFR)—	Secured Overnight Financing Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate
(UST)—	U.S. Treasury Bill Rate

Other Abbreviations

(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(CMS)—	Constant Maturity Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTII-49

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,620,216,064	$—	$1,620,216,064
Total Corporate Bonds & Notes*	—	1,117,282,747	—	1,117,282,747
Total Asset-Backed Securities*	—	371,962,574	—	371,962,574
Total Mortgage-Backed Securities*	—	157,009,827	—	157,009,827
Total Municipals*	—	152,634,406	—	152,634,406
Floating Rate Loans
Advertising	—	101,592	—	101,592
Airlines	—	3,673,989	—	3,673,989
Building Materials	—	580,675	—	580,675
Commercial Services (Less Unfunded Loan Commitments of $7,063,040)	—	3,828,898	4,084,053	7,912,951
Distribution/Wholesale	—	219,420	—	219,420
Diversified Financial Services	—	14,144,774	—	14,144,774
Entertainment (Less Unfunded Loan Commitments of $217,095)	—	8,313,591	—	8,313,591
Healthcare-Services	—	1,709,791	—	1,709,791
Lodging	—	1,693,957	—	1,693,957
Media	—	952,821	—	952,821
Metal Fabricate/Hardware	—	484,989	—	484,989
Mining	—	165,046	—	165,046
Oil & Gas	—	1,510,438	—	1,510,438
Pharmaceuticals	—	1,487,674	—	1,487,674
Pipelines	—	2,346,390	—	2,346,390
Real Estate Investment Trusts	—	1,374,236	—	1,374,236
Retail	—	1,023,976	—	1,023,976
Telecommunications	—	1,526,910	—	1,526,910
Transportation	—	2,262,769	—	2,262,769
Total Floating Rate Loans (Less Unfunded Loan Commitments of $7,280,135)	—	47,401,936	4,084,053	51,485,989
Total Foreign Government*	—	55,103,996	—	55,103,996
Total Common Stocks*	563,660	—	—	563,660
Total Convertible Bond*	—	73,308	—	73,308
Total Escrow Shares*	—	—	1	1
Total Short-Term Investment*	—	49,983,536	—	49,983,536
Securities Lending Reinvestments
Certificates of Deposit	—	5,002,130	—	5,002,130
Commercial Paper	—	1,998,080	—	1,998,080
Repurchase Agreements	—	8,824,578	—	8,824,578
Time Deposit	—	1,000,000	—	1,000,000
Mutual Funds	10,000,000	—	—	10,000,000
Total Securities Lending Reinvestments	10,000,000	16,824,788	—	26,824,788

BHFTII-50

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Purchased Options
Foreign Currency Options at Value	$—	$867,356	$—	$867,356
OTC Interest Rate Options at Value	—	59,391	—	59,391
Total Purchased Options	$—	$926,747	$—	$926,747
Total Net Investments	$10,563,660	$3,589,419,929	$4,084,054	$3,604,067,643

Collateral for Securities Loaned (Liability)	$—	$(26,821,788)	$—	$(26,821,788)
TBA Forward Sales Commitments	$—	$(42,155,139)	$—	$(42,155,139)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$7,519,148	$—	$7,519,148
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(4,070,374)	—	(4,070,374)
Total Forward Contracts	$—	$3,448,774	$—	$3,448,774
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$30,620,920	$—	$—	$30,620,920
Futures Contracts (Unrealized Depreciation)	(405,093)	—	—	(405,093)
Total Futures Contracts	$30,215,827	$—	$—	$30,215,827
Total Written Options at Value	$—	$(1,052,992)	$—	$(1,052,992)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,308,186	$—	$1,308,186
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(402,168)	—	(402,168)
Total Centrally Cleared Swap Contracts	$—	$906,018	$—	$906,018
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$3,423,190	$—	$3,423,190
OTC Swap Contracts at Value (Liabilities)	—	(1,050,548)	(238,588)	(1,289,136)
Total OTC Swap Contracts	$—	$2,372,642	$(238,588)	$2,134,054

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2020 is not presented.

Transfers from Level 3 to Level 2 in the amount of $2,462,482 were due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be significant observable inputs.

Transfers from Level 2 to Level 3 in the amount of $21,199 were due to a decline in market activity for significant observable inputs, which resulted in a lack of available market inputs to determine price.

BHFTII-51

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—97.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
Raytheon Co. (a)	108,195	$14,189,774
TransDigm Group, Inc. (a)	31,193	9,987,687

		24,177,461

Automobiles—0.5%
Ferrari NV	47,414	7,233,954

Beverages—0.8%
Constellation Brands, Inc. - Class A	86,910	12,459,418

Biotechnology—2.3%
Biogen, Inc. (b)	27,638	8,744,110
Vertex Pharmaceuticals, Inc. (b)	106,007	25,224,366

		33,968,476

Capital Markets—4.6%
CME Group, Inc.	155,364	26,863,989
S&P Global, Inc.	166,073	40,696,189

		67,560,178

Chemicals—1.5%
Sherwin-Williams Co. (The)	49,475	22,734,752

Commercial Services & Supplies—0.8%
Waste Management, Inc.	123,512	11,432,271

Containers & Packaging—1.2%
Ball Corp. (a)	279,099	18,046,541

Electronic Equipment, Instruments & Components—1.1%
Keysight Technologies, Inc. (b)	201,554	16,866,039

Entertainment—3.7%
Netflix, Inc. (b)	147,413	55,353,581

Equity Real Estate Investment Trusts—2.9%
Prologis, Inc.	126,191	10,141,971
SBA Communications Corp. (a)	122,956	33,194,431

		43,336,402

Health Care Equipment & Supplies—5.6%
Align Technology, Inc. (a) (b)	104,003	18,091,322
Boston Scientific Corp. (b)	611,967	19,968,483
Intuitive Surgical, Inc. (b)	67,680	33,515,813
Varian Medical Systems, Inc. (b)	115,218	11,828,280

		83,403,898

Health Care Providers & Services—3.4%
Humana, Inc.	55,379	17,390,114
UnitedHealth Group, Inc.	135,088	33,688,245

		51,078,359

Hotels, Restaurants & Leisure—0.7%
Domino’s Pizza, Inc.	32,014	10,374,777

Industrial Conglomerates—1.7%
Honeywell International, Inc.	62,832	8,406,293
Roper Technologies, Inc.	56,002	17,461,984

		25,868,277

Interactive Media & Services—7.2%
Alphabet, Inc. - Class A (b)	42,061	48,872,779
Facebook, Inc. - Class A (b)	226,434	37,769,191
IAC/InterActiveCorp (b)	117,642	21,084,976

		107,726,946

Internet & Direct Marketing Retail—13.2%
Alibaba Group Holding, Ltd. (ADR) (b)	185,084	35,995,136
Amazon.com, Inc. (b)	70,983	138,396,975
MercadoLibre, Inc. (b)	43,781	21,390,521

		195,782,632

IT Services—11.8%
GoDaddy, Inc. - Class A (b)	185,258	10,580,084
MasterCard, Inc. - Class A	260,842	63,008,994
PayPal Holdings, Inc. (b)	175,277	16,781,020
Shopify, Inc. - Class A (b)	22,386	9,333,395
Visa, Inc. - Class A (a)	474,583	76,464,813

		176,168,306

Pharmaceuticals—2.5%
AstraZeneca plc (ADR)	237,482	10,605,946
Zoetis, Inc.	226,780	26,689,738

		37,295,684

Professional Services—3.6%
CoStar Group, Inc. (b)	59,297	34,819,791
TransUnion	274,756	18,183,352

		53,003,143

Semiconductors & Semiconductor Equipment—3.9%
Analog Devices, Inc.	249,983	22,410,976
ASML Holding NV	134,005	35,061,068

		57,472,044

Software—16.9%
Adobe, Inc. (b)	134,779	42,892,069
Intuit, Inc.	142,847	32,854,810
Microsoft Corp.	628,441	99,111,430
Salesforce.com, Inc. (b)	249,749	35,958,861
ServiceNow, Inc. (b)	141,036	40,418,097

		251,235,267

Specialty Retail—1.5%
Lowe’s Cos., Inc.	253,835	21,842,502

Technology Hardware, Storage & Peripherals—2.1%
Apple, Inc.	123,807	31,482,882

BHFTII-52

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—2.6%
LVMH Moet Hennessy Louis Vuitton SE	18,674	$6,931,701
NIKE, Inc. - Class B	378,484	31,315,766

		38,247,467

Total Common Stocks (Cost $1,124,339,879)		1,454,151,257

Preferred Stock—0.8%

Software—0.8%
Palantir Technologies, Inc. - Series I, † (b) (c) (d) (Cost $15,555,193)	2,537,552	12,129,498

Short-Term Investment—1.1%

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $15,541,121; collateralized by U.S. Treasury Note at 1.750%, maturing 06/15/22, with a market value of $15,854,636.	15,541,121	15,541,121

Total Short-Term Investments (Cost $15,541,121)		15,541,121

Securities Lending Reinvestments (e)—8.3%

Certificates of Deposit—5.1%
Bank of Montreal (Chicago) 0.260%, SOFR + 0.250%, 07/10/20 (f)	1,000,000	998,570
0.440%, FEDEFF PRV + 0.350%, 08/06/20 (f)	2,000,000	1,990,798
0.907%, 1M LIBOR + 0.110%, 11/13/20 (f)	3,000,000	2,992,050
Bank of Nova Scotia 0.875%, 1M LIBOR + 0.170%, 05/15/20 (f)	3,000,000	2,993,106
1.225%, 1M LIBOR + 0.220%, 01/08/21 (f)	2,000,000	1,995,400
Barclays Bank plc 1.730%, 05/08/20	2,000,000	2,001,200
BNP Paribas S.A. New York 0.845%, 1M LIBOR + 0.120%, 02/11/21 (f)	1,000,000	993,270
0.921%, 1M LIBOR + 0.110%, 02/12/21 (f)	1,000,000	984,946
Canadian Imperial Bank of Commerce 0.220%, SOFR + 0.210%, 06/12/20 (f)	2,000,255	1,997,859
0.440%, FEDEFF PRV + 0.350%, 08/06/20 (f)	2,000,000	1,990,316
China Construction Bank Corp. 2.250%, 04/03/20	1,000,186	1,000,150
Commonwealth Bank of Australia 0.975%, 1M LIBOR + 0.175%, 04/16/20 (f)	3,000,000	2,997,570
Credit Agricole S.A. 0.320%, FEDEFF PRV + 0.230%, 01/29/21 (f)	3,000,000	2,967,564
1.500%, 06/12/20	1,000,000	1,001,000
Credit Industriel et Commercial 0.260%, FEDEFF PRV + 0.170%, 02/12/21 (f)	3,000,000	2,966,268
0.520%, FEDEFF PRV + 0.430%, 07/20/20 (f)	1,000,000	996,950

Certificates of Deposit—(Continued)
Credit Suisse AG 0.470%, SOFR + 0.460%, 11/03/20 (f)	2,000,000	1,989,140
DZ Bank AG Zero Coupon, 06/05/20	994,363	998,010
Zero Coupon, 07/15/20	990,982	996,890
Goldman Sachs Bank USA 0.210%, SOFR + 0.200%, 02/22/21 (f)	2,000,000	1,986,080
0.220%, SOFR + 0.210%, 02/22/21 (f)	2,000,000	1,986,260
KBC Bank NV 1.800%, 04/14/20	2,003,646	2,000,680
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 06/09/20	997,375	997,880
1.580%, 06/26/20	1,000,000	1,000,890
National Australia Bank, Ltd. 1.195%, 1M LIBOR + 0.190%, 04/08/20 (f)	3,000,000	2,998,950
Natixis S.A. (New York) 0.950%, 09/09/20	1,000,000	999,770
Rabobank International London 1.115%, 1M LIBOR + 0.190%, 04/24/20 (f)	7,000,000	6,992,370
Royal Bank of Canada New York 0.300%, SOFR + 0.290%, 07/16/20 (f)	5,000,000	4,984,150
Societe Generale 0.440%, FEDEFF PRV + 0.350%, 06/19/20 (f)	3,000,000	2,990,508
Standard Chartered Bank 0.250%, FEDEFF PRV + 0.160%, 08/07/20 (f)	2,000,000	1,991,080
Sumitomo Mitsui Banking Corp. 1.930%, 04/21/20	1,007,822	1,000,630
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 08/18/20	991,479	995,190
1.457%, 1M LIBOR + 0.080%, 06/05/20 (f)	2,000,000	1,999,820
Toronto-Dominion Bank 0.440%, FEDEFF PRV + 0.350%, 07/31/20 (f)	2,000,000	1,992,160
1.777%, 3M LIBOR + 0.070%, 02/16/21 (f)	2,000,000	2,000,000
Wells Fargo Bank N.A. 0.440%, FEDEFF PRV + 0.350%, 08/20/20 (f)	4,000,000	4,000,000

		75,767,475

Commercial Paper—0.8%
Bank of China, Ltd. 1.830%, 05/21/20	2,986,275	2,992,440
LMA S.A. & LMA Americas 0.950%, 10/06/20	994,353	991,600
Santander UK plc 1.825%, 04/07/20	3,981,547	3,999,520
Svenska Handelsbanken AB 0.963%, 1M LIBOR + 0.100%, 11/10/20 (f)	1,000,000	998,200
Versailles LLC 1.500%, 05/22/20	996,500	997,760
Westpac Banking Corp. 1.091%, 1M LIBOR + 0.150%, 05/29/20 (f)	1,999,939	2,000,280

		11,979,800

BHFTII-53

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—1.0%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $5,148,246; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $5,251,212.	5,148,246	$5,148,246
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $7,002,926; collateralized by U.S. Treasury Obligations with rates ranging from 0.118% - 2.875%, maturity dates ranging from 04/30/20 - 07/15/26, and various Common Stock with an aggregate market value of $7,299,482.	7,000,000	7,000,000
Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $2,000,836; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000

		14,148,246

Mutual Funds—1.4%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (g)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.250% (g)	10,000,000	10,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.430% (g)	3,000,000	3,000,000
Wells Fargo Government Money Market , Select Class 0.350% (g)	3,000,000	3,000,000

		21,000,000

Total Securities Lending Reinvestments (Cost $123,115,993)		122,895,521

Total Investments—107.9% (Cost $1,278,552,186)		1,604,717,397
Other assets and liabilities (net)—(7.9)%		(116,906,291)

Net Assets—100.0%		$1,487,811,106

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2020, the market value of restricted securities was $12,129,498, which is 0.8% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $117,016,123 and the collateral received consisted of cash in the amount of $123,255,352. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2020, these securities represent 0.8% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2020.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Palantir Technologies, Inc. - Series I	02/07/14	2,537,552	$15,555,194	$12,129,498

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-54

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$24,177,461	$—	$—	$24,177,461
Automobiles	7,233,954	—	—	7,233,954
Beverages	12,459,418	—	—	12,459,418
Biotechnology	33,968,476	—	—	33,968,476
Capital Markets	67,560,178	—	—	67,560,178
Chemicals	22,734,752	—	—	22,734,752
Commercial Services & Supplies	11,432,271	—	—	11,432,271
Containers & Packaging	18,046,541	—	—	18,046,541
Electronic Equipment, Instruments & Components	16,866,039	—	—	16,866,039
Entertainment	55,353,581	—	—	55,353,581
Equity Real Estate Investment Trusts	43,336,402	—	—	43,336,402
Health Care Equipment & Supplies	83,403,898	—	—	83,403,898
Health Care Providers & Services	51,078,359	—	—	51,078,359
Hotels, Restaurants & Leisure	10,374,777	—	—	10,374,777
Industrial Conglomerates	25,868,277	—	—	25,868,277
Interactive Media & Services	107,726,946	—	—	107,726,946
Internet & Direct Marketing Retail	195,782,632	—	—	195,782,632
IT Services	176,168,306	—	—	176,168,306
Pharmaceuticals	37,295,684	—	—	37,295,684
Professional Services	53,003,143	—	—	53,003,143
Semiconductors & Semiconductor Equipment	57,472,044	—	—	57,472,044
Software	251,235,267	—	—	251,235,267
Specialty Retail	21,842,502	—	—	21,842,502
Technology Hardware, Storage & Peripherals	31,482,882	—	—	31,482,882
Textiles, Apparel & Luxury Goods	31,315,766	6,931,701	—	38,247,467
Total Common Stocks	1,447,219,556	6,931,701	—	1,454,151,257
Total Preferred Stock*	—	—	12,129,498	12,129,498
Total Short-Term Investment*	—	15,541,121	—	15,541,121
Securities Lending Reinvestments
Certificates of Deposit	—	75,767,475	—	75,767,475
Commercial Paper	—	11,979,800	—	11,979,800
Repurchase Agreements	—	14,148,246	—	14,148,246
Mutual Funds	21,000,000	—	—	21,000,000
Total Securities Lending Reinvestments	21,000,000	101,895,521	—	122,895,521
Total Investments	$1,468,219,556	$124,368,343	$12,129,498	$1,604,717,397

Collateral for Securities Loaned (Liability)	$—	$(123,255,352)	$—	$(123,255,352)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2020 is not presented.

BHFTII-55

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Short-Term Investments—99.9% of Net Assets

Security Description	Principal Amount*	Value

Certificate of Deposit—20.5%
Bank of Montreal (Chicago) 0.400%, FEDL01 + 0.310%, 07/13/20 (a)	5,000,000	$4,984,073
Bank of Nova Scotia (Houston)
1.003%, 1M LIBOR + 0.230%, 08/20/20 (a)	6,000,000	5,996,361
1.030%, 1M LIBOR + 0.230%, 08/17/20 (a)	7,000,000	6,997,291
1.979%, 3M LIBOR + 0.100%, 02/08/21 (a)	5,000,000	4,966,379
BNP Paribas S.A. (NY) 1.801%, 3M LIBOR + 0.060%, 02/05/21 (a)	4,000,000	3,972,069
Cooperatieve Rabobank UA 1.185%, 1M LIBOR + 0.180%, 05/08/20 (a)	6,000,000	6,002,071
Credit Industriel et Commercial (NY)
0.010%, 09/04/20	5,000,000	4,975,588
1.003%, 1M LIBOR + 0.230%, 08/20/20 (a)	6,500,000	6,503,668
1.880%, 05/04/20	14,000,000	14,011,124
Credit Suisse AG
0.310%, SOFR + 0.300%, 06/19/20 (a)	6,000,000	5,990,913
2.700%, SOFR + 0.300%, 05/01/20 (a)	7,000,000	7,009,300
Lloyds Bank Corporate Markets plc 2.006%, 3M LIBOR + 0.170%, 04/17/20 (a)	5,000,000	4,999,403
Macquarie Bank, Ltd.
1.255%, 1M LIBOR + 0.250%, 07/07/20 (a)	5,000,000	4,998,067
1.862%, 3M LIBOR + 0.120%, 05/07/20 (a)	7,000,000	6,997,455
Mizuho Bank, Ltd. (NY)
1.533%, 3M LIBOR + 0.100%, 10/01/20 (a)	5,000,000	4,985,119
1.930%, 05/01/20	5,900,000	5,904,603
MUFG Bank, Ltd. 1.874%, 3M LIBOR + 0.140%, 05/11/20 (a)	4,500,000	4,498,276
National Australia Bank, Ltd.
1.003%, 1M LIBOR + 0.230%, 08/20/20 (a)	8,000,000	7,996,029
1.119%, 3M LIBOR + 0.120%, 12/09/20 (a)	5,000,000	4,975,112
Natixis (NY) 2.720%, 04/03/20	7,000,000	7,001,472
Natixis S.A. 0.310%, SOFR + 0.300%, 06/05/20 (a)	4,000,000	3,996,439
Nordea Bank Abp 0.996%, 3M LIBOR + 0.100%, 09/10/20 (a)	9,000,000	8,978,005
Norinchukin Bank
1.640%, 08/25/20	5,000,000	5,007,678
1.940%, 04/29/20	11,000,000	11,008,437
Skandinaviska Enskilda Banken AB 1.930%, 10/16/20	4,000,000	4,015,578
Sumitomo Mitsui Banking Corp. 1.255%, 1M LIBOR + 0.270%, 05/01/20 (a)	5,000,000	5,002,089
Svenska Handelsbanken 1.981%, 3M LIBOR + 0.150%, 10/15/20 (a)	6,000,000	5,982,449
Wells Fargo Bank N.A.
1.960%, 3M LIBOR + 0.110%, 02/16/21 (a)	4,000,000	3,972,772
2.040%, 3M LIBOR + 0.130%, 02/02/21 (a)	4,000,000	3,974,467

		175,702,287

Commercial Paper—68.6%
ABN AMRO Funding USA LLC 1.832%, 10/02/20 (b)	5,000,000	4,961,458
Barclays Bank plc 1.761%, 08/03/20 (b)	5,000,000	4,974,618

Commercial Paper—(Continued)
Barton Capital Corp. 1.225%, 04/06/20 (b)	13,227,000	13,225,505
Bayeriche Landesbank (NY) 0.254%, 04/02/20 (b)	25,000,000	25,000,110
Bedford Row Funding Corp. 1.912%, 3M LIBOR + 0.040%, 04/15/20 (144A) (a)	7,000,000	6,998,967
BNG Bank N.V. 1.577%, 07/31/20 (b)	10,000,000	9,954,826
BNP Paribas S.A. New York 1.832%, 10/02/20 (b)	6,000,000	5,961,150
BPCE S.A. 1.964%, 07/31/20 (b)	5,500,000	5,481,175
Caisse D’Amortissement de la Dette Sociale 1.215%, 09/03/20 (b)	15,000,000	14,910,950
Caisse des Depots et Consignations 2.198%, 05/26/20 (b)	10,000,000	9,984,584
Cancara Asset Securitisation LLC 0.968%, 04/02/20 (b)	7,050,000	7,049,890
Caterpillar Financial Services Corp. 1.152%, 3M LIBOR + 0.100%, 06/19/20 (a)	1,642,000	1,635,156
Chariot Funding LLC
Zero Coupon, 04/01/20 (b)	20,000,000	19,998,681
1.751%, 3M LIBOR + 0.000%, 08/04/20 (a)	5,000,000	4,989,884
Coca-Cola, Inc. (The) 1.638%, 01/14/21 (b)	3,000,000	2,959,371
Collateralized Commercial Paper Co. LLC 1.958%, 04/28/20 (b)	9,000,000	8,990,767
Collateralized Commercial Paper FLEX Co. LLC 1.954%, 3M LIBOR + 0.120%, 01/08/21 (a)	8,000,000	7,952,720
Commonwealth Bank of Australia 1.940%, 3M LIBOR + 0.040%, 07/07/20 (a)	7,000,000	6,990,624
CPPIB Capital, Inc. 0.330%, SOFR + 0.320%, 12/10/20 (144A) (a)	1,750,000	1,747,882
Credit Industriel et Commercial 1.667%, 07/24/20 (b)	7,000,000	6,975,403
Crown Point Capital Co. LLC
1.296%, 1M LIBOR + 0.280%, 07/06/20 (a)	5,000,000	4,999,318
1.316%, 1M LIBOR + 0.300%, 07/06/20 (a)	6,000,000	5,999,504
1.321%, 1M LIBOR + 0.380%, 08/28/20 (a)	4,000,000	3,999,803
DNB Bank ASA 0.061%, 04/02/20 (b)	25,000,000	24,999,973
DZ Bank AG 1.745%, 05/29/20 (b)	5,000,000	4,991,108
Erste Abwicklungsanstalt 1.646%, 05/12/20 (b)	4,000,000	3,994,307
European Investment Bank 1.982%, 05/04/20 (b)	10,000,000	9,992,322
Fairway Finance Corp. Zero Coupon, 04/01/20 (b)	20,000,000	19,999,576
HSBC Bank plc 1.770%, 3M LIBOR + 0.190%, 12/01/20 (a)	3,000,000	2,986,930
ING U.S. Funding LLC
1.023%, 1M LIBOR + 0.250%, 08/20/20 (a)	6,000,000	5,997,494
1.365%, 3M LIBOR + 0.170%, 09/23/20 (a)	3,000,000	2,993,170
Kells Funding LLC 1.677%, 05/26/20 (b)	5,000,000	4,988,053

BHFTII-56

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Landesbank Baden-Wuettertemberg Zero Coupon, 04/01/20 (b)	17,590,000	$17,589,876
Liberty Street Funding LLC 2.267%, 06/25/20 (b)	5,000,000	4,981,510
Manhattan Asset Funding Co. LLC Zero Coupon, 04/01/20 (b)	10,000,000	10,000,001
Mont Blanc Capital Corp. 1.047%, 07/09/20 (b)	8,000,000	7,964,444
National Securities Clearing Corp.
0.304%, 04/03/20 (b)	10,000,000	9,999,871
1.652%, 08/21/20 (b)	7,000,000	6,961,128
1.845%, 06/08/20 (b)	7,000,000	6,982,666
Nieuw Amsterdam Receivables Corp.
1.861%, 06/22/20 (b)	15,000,000	14,945,981
1.906%, 06/10/20 (b)	5,000,000	4,984,400
NRW Bank
0.254%, 04/02/20 (b)	10,000,000	9,999,701
1.180%, 09/03/20 (b)	12,000,000	11,955,800
1.284%, 04/03/20 (b)	7,620,000	7,619,651
Old Line Funding LLC
0.910%, 09/03/20 (b)	5,000,000	4,966,503
1.885%, 07/02/20 (b)	8,000,000	7,968,566
OMERS Finance Trust 0.439%, 04/03/20 (b)	20,000,000	19,999,708
Ontario Teachers’ Cadillac Fairview Properties Trust 1.822%, 08/04/20 (b)	8,000,000	7,956,600
PSP Capital, Inc.
0.991%, 09/02/20 (b)	10,000,000	9,938,431
1.000%, 06/02/20 (b)	8,000,000	7,982,010
Ridgefield Funding Co. LLC 1.113%, 1M LIBOR + 0.250%, 06/10/20 (a)	5,000,000	5,000,880
Santander UK plc 1.540%, 04/08/20 (b)	9,000,000	8,998,750
Sheffield Receivables Co. LLC 1.145%, 05/21/20 (b)	10,400,000	10,371,771
Shell International Finance B.V. 2.066%, 06/30/20 (b)	3,000,000	2,990,650
Societe Generale (NY)
1.643%, 04/21/20 (b)	7,000,000	6,997,231
1.804%, 3M LIBOR + 0.100%, 03/19/21 (a)	4,000,000	3,969,472
Suncorp Group, Ltd.
1.643%, 04/07/20 (b)	8,000,000	7,998,475
1.876%, 05/06/20 (b)	9,000,000	8,987,400
1.906%, 06/09/20 (b)	4,000,000	3,988,878
1.922%, 06/02/20 (b)	8,000,000	7,979,980
Swedbank AB 1.337%, 09/03/20 (b)	2,000,000	1,988,993
Thunder Bay Funding LLC 1.609%, 06/25/20 (b)	10,000,000	9,963,617
Toronto-Dominion Bank
0.400%, FEDL01 + 0.310%, 07/10/20 (a)	4,000,000	3,987,510
0.400%, FEDL01 + 0.310%, 07/16/20 (a)	7,000,000	6,977,041
1.422%, 3M LIBOR + 0.190%, 09/28/20 (a)	4,500,000	4,489,898
1.900%, 04/30/20 (b)	8,500,000	8,504,414
UBS AG
1.850%, 3M LIBOR + 0.080%, 01/28/21 (a)	4,000,000	$3,973,269
2.048%, 3M LIBOR + 0.200%, 07/10/20 (a)	6,000,000	5,994,250
Victory Receivables Corp. 1.487%, 04/03/20 (b)	20,000,000	19,996,042
Westpac Banking Corp. 1.149%, 3M LIBOR + 0.150%, 12/09/20 (a)	7,700,000	7,663,247
Westpac Securities NZ, Ltd.
1.810%, 3M LIBOR + 0.040%, 10/30/20 (a)	5,000,000	4,975,383
1.840%, 3M LIBOR + 0.070%, 01/22/21 (a)	4,000,000	3,973,578

		589,252,855

Repurchase Agreement—10.5%
JPMorgan Securities, Inc.
Repurchase Agreement dated 03/31/20 at 0.010%, due on 04/01/20 with a maturity value of $90,000,049; collateralized by U.S. Treasury Inflation Indexed Bond with rates ranging from 0.125%, with a maturity date of 04/15/21, and an aggregate market value of $91,671,209.	90,000,000	90,000,000

Bank Note—0.3%
Bank of America N.A. 1.296%, 10/06/20	3,000,000	2,982,948

Total Short-Term Investments (Cost $858,282,018)		857,938,090

Total Investments—99.9% (Cost $858,282,018)		857,938,090
Other assets and liabilities (net)—0.1%		452,213

Net Assets—100.0%		$858,390,303

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020, the market value of 144A securities was $8,746,849, which is 1.0% of net assets.

Glossary of Abbreviations

Index Abbreviations

(FEDL01)—	Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTII-57

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Short-Term Investments*	$—	$857,938,090	$—	$857,938,090
Total Investments	$—	$857,938,090	$—	$857,938,090

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-58

Brighthouse Funds Trust II

Brighthouse Asset Allocation 20 Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.1%
AB International Bond Portfolio (Class A) (a) (b)	1,089,689	$10,275,764
Baillie Gifford International Stock Portfolio (Class A) (c)	720,566	7,767,705
BlackRock Bond Income Portfolio (Class A) (c)	611,992	66,248,181
BlackRock Capital Appreciation Portfolio (Class A) (c)	102,866	3,904,783
BlackRock High Yield Portfolio (Class A) (a)	380,164	2,630,736
Brighthouse Small Cap Value Portfolio (Class A) (a)	243,253	2,481,183
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (a)	148,569	1,237,584
Brighthouse/Artisan International Portfolio (Class A) (a)	518,427	5,184,266
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (c)	8,169	1,225,088
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	1,147,219	10,554,415
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	2,938,570	26,358,972
Brighthouse/Templeton International Bond Portfolio (Class A) (a)	888,956	7,938,373
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (c)	312,205	9,128,872
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	426,503	5,156,420
Clarion Global Real Estate Portfolio (Class A) (a)	270,579	2,562,386
Harris Oakmark International Portfolio (Class A) (a)	868,600	7,443,903
Invesco Comstock Portfolio (Class A) (a)	1,040,140	10,047,754
Invesco Global Equity Portfolio (Class A) (a)	70,489	1,284,306
Jennison Growth Portfolio (Class A) (c)	267,239	3,893,670
JPMorgan Core Bond Portfolio (Class A) (a)	4,027,886	42,615,037
JPMorgan Small Cap Value Portfolio (Class A) (a)	253,080	2,462,472
MFS Research International Portfolio (Class A) (a)	374,941	3,914,381
MFS Value Portfolio (Class A) (c)	918,745	11,511,870
Neuberger Berman Genesis Portfolio (Class A) (c)	156,961	2,574,160
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	4,874,443	48,988,151
PIMCO Total Return Portfolio (Class A) (a)	5,393,852	65,804,995
T. Rowe Price Large Cap Growth Portfolio (Class A) (c)	199,130	3,889,013
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	339,290	7,583,142
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	147,751	1,275,088
T. Rowe Price Small Cap Growth Portfolio (Class A) (c)	207,396	3,859,648
TCW Core Fixed Income Portfolio (Class A) (a)	4,887,637	52,590,977
Van Eck Global Natural Resources Portfolio (Class A) (c)	1,169,364	6,150,856
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (c)	2,121,024	25,664,390
Western Asset Management U.S. Government Portfolio (Class A) (c)	5,975,883	72,248,423

Total Mutual Funds (Cost $562,835,612)		536,456,964

Total Investments—100.1% (Cost $562,835,612)		536,456,964
Other assets and liabilities (net)—(0.1)%		(333,715)

Net Assets—100.0%		$536,123,249

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	Non-income producing security.
(c)	A Portfolio of Brighthouse Funds Trust II.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$536,456,964	$—	$—	$536,456,964
Total Investments	$536,456,964	$—	$—	$536,456,964

BHFTII-59

Brighthouse Funds Trust II

Brighthouse Asset Allocation 40 Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
AB International Bond Portfolio (Class A) (a) (b)	19,946,961	$188,099,843
Baillie Gifford International Stock Portfolio (Class A) (c)	10,779,225	116,200,041
BlackRock Bond Income Portfolio (Class A) (c)	4,247,342	459,774,731
BlackRock Capital Appreciation Portfolio (Class A) (c)	1,984,162	75,318,772
BlackRock High Yield Portfolio (Class A) (a)	3,406,209	23,570,967
Brighthouse Small Cap Value Portfolio (Class A) (a)	2,584,025	26,357,057
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (a)	2,346,336	19,544,983
Brighthouse/Artisan International Portfolio (Class A) (a)	8,313,554	83,135,544
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (c)	58,890	8,831,762
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	10,425,334	95,913,076
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	16,444,495	147,507,121
Brighthouse/Templeton International Bond Portfolio (Class A) (a)	16,529,815	147,611,250
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (c)	5,516,644	161,306,682
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	7,617,299	92,093,149
Clarion Global Real Estate Portfolio (Class A) (a)	3,005,705	28,464,022
ClearBridge Aggressive Growth Portfolio (Class A) (a)	2,957,029	44,946,838
Harris Oakmark International Portfolio (Class A) (a)	11,956,492	102,467,136
Invesco Comstock Portfolio (Class A) (a)	12,423,296	120,009,043
Invesco Global Equity Portfolio (Class A) (a)	2,267,870	41,320,583
Invesco Small Cap Growth Portfolio (Class A) (a)	1,953,490	20,101,413
Jennison Growth Portfolio (Class A) (c)	3,645,386	53,113,270
JPMorgan Core Bond Portfolio (Class A) (a)	18,444,094	195,138,517
JPMorgan Small Cap Value Portfolio (Class A) (a)	2,739,653	26,656,826
MFS Research International Portfolio (Class A) (a)	6,198,190	64,709,109

Affiliated Investment Companies—(Continued)
MFS Value Portfolio (Class A) (c)	12,960,294	162,392,486
Neuberger Berman Genesis Portfolio (Class A) (c)	1,261,126	20,682,465
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	30,793,959	309,479,287
PIMCO Total Return Portfolio (Class A) (a)	38,303,361	467,301,005
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a) (b)	2,574,421	20,286,440
T. Rowe Price Large Cap Growth Portfolio (Class A) (c)	3,781,937	73,861,224
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	6,040,883	135,013,729
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	2,331,660	20,122,229
T. Rowe Price Small Cap Growth Portfolio (Class A) (c)	2,131,912	39,674,890
TCW Core Fixed Income Portfolio (Class A) (a)	32,932,340	354,351,976
Van Eck Global Natural Resources Portfolio (Class A) (c)	12,563,712	66,085,123
Wells Capital Management Mid Cap Value Portfolio (Class A) (a)	1,026,828	9,128,505
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (c)	15,212,427	184,070,371
Western Asset Management U.S. Government Portfolio (Class A) (c)	34,802,794	420,765,779

Total Mutual Funds (Cost $5,030,312,674)		4,625,407,244

Total Investments—100.0% (Cost $5,030,312,674)		4,625,407,244
Other assets and liabilities (net)—0.0%		(1,505,293)

Net Assets—100.0%		$4,623,901,951

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	Non-income producing security.
(c)	A Portfolio of Brighthouse Funds Trust II.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$4,625,407,244	$—	$—	$4,625,407,244
Total Investments	$4,625,407,244	$—	$—	$4,625,407,244

BHFTII-60

Brighthouse Funds Trust II

Brighthouse Asset Allocation 60 Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
AB International Bond Portfolio (Class A) (a) (b)	39,702,951	$374,398,824
Baillie Gifford International Stock Portfolio (Class A) (c)	32,044,584	345,440,616
BlackRock Bond Income Portfolio (Class A) (c)	6,711,532	726,523,346
BlackRock Capital Appreciation Portfolio (Class A) (c)	7,413,685	281,423,491
BlackRock High Yield Portfolio (Class A) (b)	9,344,970	64,667,191
Brighthouse Small Cap Value Portfolio (Class A) (b)	10,023,948	102,244,270
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	10,990,314	91,549,318
Brighthouse/Artisan International Portfolio (Class A) (b)	29,228,978	292,289,784
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (c)	137,479	20,617,753
Brighthouse/Dimensional International Small Company Portfolio (Class A) (c)	10,359,242	89,296,669
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (b)	23,730,828	218,323,616
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (b)	24,857,527	222,972,019
Brighthouse/Templeton International Bond Portfolio (Class A) (b)	37,636,349	336,092,594
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (c)	15,491,167	452,961,720
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	23,901,123	288,964,580
Clarion Global Real Estate Portfolio (Class A) (b)	14,075,338	133,293,454
Harris Oakmark International Portfolio (Class A) (b)	34,777,863	298,046,282
Invesco Comstock Portfolio (Class A) (b)	37,854,647	365,675,893
Invesco Global Equity Portfolio (Class A) (b)	5,306,080	96,676,784
Invesco Small Cap Growth Portfolio (Class A) (b)	11,520,650	118,547,487
Jennison Growth Portfolio (Class A) (c)	22,655,139	330,085,372
JPMorgan Core Bond Portfolio (Class A) (b)	22,345,100	236,411,157
JPMorgan Small Cap Value Portfolio (Class A) (b)	6,358,792	61,871,043
Loomis Sayles Growth Portfolio (Class A) (b)	19,190,156	291,690,367
Loomis Sayles Small Cap Growth Portfolio (Class A) (c)	4,302,196	45,603,278

Affiliated Investment Companies—(Continued)
MFS Research International Portfolio (Class A) (b)	19,281,238	201,296,120
MFS Value Portfolio (Class A) (c)	41,667,991	522,099,930
Neuberger Berman Genesis Portfolio (Class A) (c)	4,442,471	72,856,531
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	35,060,736	352,360,396
PIMCO Total Return Portfolio (Class A) (b)	57,987,906	707,452,456
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a) (b)	9,036,935	71,211,050
T. Rowe Price Large Cap Growth Portfolio (Class A) (c)	14,105,329	275,477,069
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	18,116,210	404,897,283
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	8,197,883	70,747,731
T. Rowe Price Small Cap Growth Portfolio (Class A) (c)	7,529,394	140,122,016
TCW Core Fixed Income Portfolio (Class A) (b)	51,551,326	554,692,272
Van Eck Global Natural Resources Portfolio (Class A) (c)	43,989,973	231,387,260
Wells Capital Management Mid Cap Value Portfolio (Class A) (b)	2,403,276	21,365,126
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (c)	17,379,525	210,292,248
Western Asset Management U.S. Government Portfolio (Class A) (c)	39,483,049	477,350,061

Total Mutual Funds (Cost $11,481,311,403)		10,199,274,457

Total Investments—100.0% (Cost $11,481,311,403)		10,199,274,457
Other assets and liabilities (net)—0.0%		(2,893,136)

Net Assets—100.0%		$10,196,381,321

(a)	Non-income producing security.
(b)	A Portfolio of Brighthouse Funds Trust I.
(c)	A Portfolio of Brighthouse Funds Trust II.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$10,199,274,457	$—	$—	$10,199,274,457
Total Investments	$10,199,274,457	$—	$—	$10,199,274,457

BHFTII-61

Brighthouse Funds Trust II

Brighthouse Asset Allocation 80 Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
AB International Bond Portfolio (Class A) (a) (b)	13,514,081	$127,437,784
Baillie Gifford International Stock Portfolio (Class A) (c)	32,162,646	346,713,322
BlackRock Bond Income Portfolio (Class A) (c)	2,334,237	252,681,209
BlackRock Capital Appreciation Portfolio (Class A) (c)	7,209,493	273,672,371
BlackRock High Yield Portfolio (Class A) (b)	6,215,164	43,008,932
Brighthouse Small Cap Value Portfolio (Class A) (b)	11,574,719	118,062,132
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	11,372,628	94,733,988
Brighthouse/Artisan International Portfolio (Class A) (b)	30,263,624	302,636,241
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (c)	113,466	17,016,425
Brighthouse/Dimensional International Small Company Portfolio (Class A) (c)	17,101,756	147,417,139
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (b)	9,445,784	86,901,216
Brighthouse/Templeton International Bond Portfolio (Class A) (b)	30,063,070	268,463,211
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (c)	14,163,634	414,144,669
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	23,164,446	280,058,146
Clarion Global Real Estate Portfolio (Class A) (b)	19,179,724	181,631,983
Frontier Mid Cap Growth Portfolio (Class A) (c)	1,328,514	38,885,610
Harris Oakmark International Portfolio (Class A) (b)	36,320,832	311,269,530
Invesco Comstock Portfolio (Class A) (b)	40,446,411	390,712,330
Invesco Global Equity Portfolio (Class A) (b)	6,587,348	120,021,477
Invesco Small Cap Growth Portfolio (Class A) (b)	17,220,838	177,202,425
Jennison Growth Portfolio (Class A) (c)	28,940,264	421,659,649
JPMorgan Core Bond Portfolio (Class A) (b)	8,829,905	93,420,395
JPMorgan Small Cap Value Portfolio (Class A) (b)	10,472,871	101,901,034
Loomis Sayles Growth Portfolio (Class A) (b)	25,639,948	389,727,202
Loomis Sayles Small Cap Growth Portfolio (Class A) (c)	8,918,491	94,536,006

Affiliated Investment Companies—(Continued)
MFS Research International Portfolio (Class A) (b)	23,817,939	248,659,281
MFS Value Portfolio (Class A) (c)	37,604,286	471,181,703
Morgan Stanley Discovery Portfolio (Class A) (b)	1,047,075	21,213,749
Neuberger Berman Genesis Portfolio (Class A) (c)	1,225,553	20,099,070
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	13,864,050	139,333,702
PIMCO Total Return Portfolio (Class A) (b)	22,926,122	279,698,694
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a) (b)	12,458,583	98,173,634
T. Rowe Price Large Cap Growth Portfolio (Class A) (c)	18,079,839	353,099,258
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	17,465,870	390,362,184
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	9,051,550	78,114,881
T. Rowe Price Small Cap Growth Portfolio (Class A) (c)	6,243,807	116,197,247
TCW Core Fixed Income Portfolio (Class A) (b)	19,695,320	211,921,649
Van Eck Global Natural Resources Portfolio (Class A) (c)	41,966,763	220,745,171
Wells Capital Management Mid Cap Value Portfolio (Class A) (b)	7,956,669	70,734,791
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (c)	13,876,551	167,906,267

Total Mutual Funds (Cost $9,308,911,073)		7,981,355,707

Total Investments—100.0% (Cost $9,308,911,073)		7,981,355,707
Other assets and liabilities (net)—0.0%		(2,334,883)

Net Assets—100.0%		$7,979,020,824

(a)	Non-income producing security.
(b)	A Portfolio of Brighthouse Funds Trust I.
(c)	A Portfolio of Brighthouse Funds Trust II.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$7,981,355,707	$—	$—	$7,981,355,707
Total Investments	$7,981,355,707	$—	$—	$7,981,355,707

BHFTII-62

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—97.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
Spirit AeroSystems Holdings, Inc.—Class A (a)	266,116	$6,368,156

Air Freight & Logistics—1.7%
Expeditors International of Washington, Inc.	158,282	10,560,575

Auto Components—5.6%
BorgWarner, Inc. (a)	551,621	13,443,004
Gentex Corp.	914,830	20,272,633

		33,715,637

Automobiles—3.3%
Thor Industries, Inc. (a)	474,822	20,027,992

Banks—8.7%
BOK Financial Corp. (a)	270,187	11,499,159
Fifth Third Bancorp	924,353	13,726,642
M&T Bank Corp.	151,524	15,672,127
Pinnacle Financial Partners, Inc.	315,473	11,842,857

		52,740,785

Capital Markets—3.8%
E*Trade Financial Corp.	216,869	7,442,944
Moelis & Co. - Class A (a)	556,234	15,630,175

		23,073,119

Chemicals—6.7%
Axalta Coating Systems, Ltd. (b)	717,466	12,390,638
Celanese Corp.	206,447	15,151,145
Corteva, Inc. (b)	416,433	9,786,176
Nutrien, Ltd. (a)	93,002	3,156,488

		40,484,447

Consumer Finance—1.9%
Synchrony Financial	702,754	11,307,312

Diversified Consumer Services—1.8%
H&R Block, Inc. (a)	766,383	10,790,673

Diversified Telecommunication Services—1.0%
GCI Liberty, Inc. - Class A (b)	109,726	6,251,090

Electronic Equipment, Instruments & Components—1.7%
Arrow Electronics, Inc. (b)	199,904	10,369,020

Entertainment—1.1%
Lions Gate Entertainment Corp. - Class A (a) (b)	566,583	3,444,825
Lions Gate Entertainment Corp. - Class B (b)	613,550	3,423,609

		6,868,434

Equity Real Estate Investment Trusts—5.6%
Equity Commonwealth	268,553	8,515,816
Lamar Advertising Co. - Class A (a)	277,834	14,247,327
STORE Capital Corp.	307,670	5,574,980
Weyerhaeuser Co.	340,962	5,779,306

		34,117,429

Food & Staples Retailing—4.1%
Kroger Co. (The)	500,600	15,078,072
Sysco Corp.	212,697	9,705,364

		24,783,436

Health Care Equipment & Supplies—2.8%
DENTSPLY SIRONA, Inc.	441,700	17,151,211

Health Care Providers & Services—2.4%
AmerisourceBergen Corp.	166,424	14,728,524

Hotels, Restaurants & Leisure—3.5%
Marriott International, Inc. - Class A	169,076	12,648,576
Vail Resorts, Inc.	60,302	8,907,208

		21,555,784

Insurance—13.2%
Aon plc	81,759	13,493,505
Arch Capital Group, Ltd. (b)	675,994	19,238,789
Globe Life, Inc.	287,337	20,679,644
Loews Corp.	273,083	9,511,481
Progressive Corp. (The)	233,844	17,267,041

		80,190,460

Interactive Media & Services—2.9%
IAC/InterActiveCorp (b)	97,190	17,419,364

Internet & Direct Marketing Retail—2.4%
Expedia Group, Inc.	258,122	14,524,525

Marine—2.0%
Kirby Corp. (a) (b)	275,407	11,971,942

Media—5.1%
News Corp. - Class A	1,178,449	10,576,580
Omnicom Group, Inc. (a)	272,118	14,939,278
ViacomCBS, Inc. - Class B	396,663	5,557,249

		31,073,107

Oil, Gas & Consumable Fuels—0.5%
Marathon Petroleum Corp.	126,664	2,991,804

Road & Rail—3.4%
AMERCO (a)	63,839	18,548,421
Ryder System, Inc. (a)	71,209	1,882,766

		20,431,187

Semiconductors & Semiconductor Equipment—3.7%
Analog Devices, Inc.	248,660	22,292,369

Specialty Retail—2.8%
AutoNation, Inc. (a) (b)	610,619	17,133,969

Technology Hardware, Storage & Peripherals—2.0%
NetApp, Inc.	294,593	12,281,582

BHFTII-63

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—2.8%
Air Lease Corp. (a)	775,185	$17,162,596

Total Common Stocks (Cost $666,721,370)		592,366,529

Short-Term Investment—1.8%

Repurchase Agreement—1.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $11,179,192; collateralized by U.S. Treasury Note at 1.750%, maturing 06/30/22, with a market value of $11,403,180.	11,179,192	11,179,192

Total Short-Term Investments (Cost $11,179,192)		11,179,192

Securities Lending Reinvestments (c)—17.6%

Certificates of Deposit—10.3%
Bank of Montreal (Chicago) 0.260%, SOFR + 0.250%, 07/10/20 (d)	1,000,000	998,570
0.440%, FEDEFF PRV + 0.350%, 08/06/20 (d)	1,000,000	995,399
0.470%, FEDEFF PRV + 0.380%, 09/09/20 (d)	1,000,000	995,330
Bank of Nova Scotia 0.875%, 1M LIBOR + 0.170%, 05/15/20 (d)	2,000,000	2,000,380
1.820%, 10/06/20	2,007,794	2,005,260
Commonwealth Bank of Australia 0.975%, 1M LIBOR + 0.175%, 04/16/20 (d)	4,000,000	3,996,760
Credit Agricole S.A. 0.510%, FEDEFF PRV + 0.420%, 07/20/20 (d)	2,000,000	1,993,488
1.500%, 06/12/20	1,000,000	1,001,000
Credit Industriel et Commercial 0.520%, FEDEFF PRV + 0.430%, 07/20/20 (d)	3,000,000	2,990,850
Credit Suisse AG 0.470%, SOFR + 0.460%, 11/03/20 (d)	2,000,000	1,989,140
0.490%, SOFR + 0.480%, 10/06/20 (d)	3,000,000	2,986,320
DG Bank 0.950%, 06/10/20	1,000,000	999,380
Goldman Sachs Bank USA 0.210%, SOFR + 0.200%, 02/22/21 (d)	500,000	496,520
0.220%, SOFR + 0.210%, 02/22/21 (d)	500,000	496,565
Industrial & Commercial Bank of China Corp. 1.910%, 04/21/20	1,000,000	1,000,430
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 06/09/20	997,375	997,880
Mizuho Bank, Ltd. Zero Coupon, 04/14/20	1,990,440	1,999,420
National Australia Bank, Ltd. 1.790%, 07/14/20	3,000,000	3,008,040
NatWest Bank plc 1.860%, 04/14/20	3,000,000	3,000,810
Norinchukin Bank 1.850%, 04/07/20	2,000,051	2,000,600

Certificates of Deposit—(Continued)
Rabobank International London 1.073%, 1M LIBOR + 0.210%, 01/08/21 (d)	1,500,000	1,500,000
1.115%, 1M LIBOR + 0.190%, 04/24/20 (d)	5,000,000	4,994,550
Royal Bank of Canada New York 0.250%, SOFR + 0.240%, 07/08/20 (d)	3,000,000	2,990,790
Skandinaviska Enskilda Banken AB 2.059%, 3M LIBOR + 0.150%, 10/02/20 (d)	2,005,230	1,994,520
Societe Generale 0.540%, FEDEFF PRV + 0.450%, 08/14/20 (d)	2,000,000	1,989,852
Sumitomo Mitsui Banking Corp. 1.735%, 1M LIBOR + 0.220%, 08/03/20 (d)	2,000,265	1,999,280
1.950%, 04/22/20	1,000,000	1,000,650
Svenska Handelsbanken AB 1.144%, 1M LIBOR + 0.220%, 07/22/20 (d)	4,000,000	3,998,960
Toronto-Dominion Bank 0.440%, FEDEFF PRV + 0.350%, 07/31/20 (d)	2,000,000	1,992,160
Wells Fargo Bank N.A. 0.440%, FEDEFF PRV + 0.350%, 08/20/20 (d)	4,000,000	4,000,000

		62,412,904

Commercial Paper—0.8%
Santander UK plc 1.825%, 04/07/20	1,990,774	1,999,760
UBS AG 1.281%, 1M LIBOR + 0.340%, 07/28/20 (d)	3,000,000	3,000,180

		4,999,940

Repurchase Agreements—2.2%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.010%, due on 04/01/20 with a maturity value of $5,186,761; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $5,290,496.	5,186,760	5,186,760
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $3,001,254; collateralized by various Common Stock with an aggregate market value of $3,300,000.	3,000,000	3,000,000
Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $4,001,672; collateralized by U.S. Treasury Obligations with rates ranging from 0.118% - 2.875%, maturity dates ranging from 04/30/20 - 07/15/26, and various Common Stock with an aggregate market value of $4,171,133.	4,000,000	4,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $400,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $408,000.	400,000	400,000

BHFTII-64

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $1,000,011; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $1,020,000.	1,000,000	$1,000,000

		13,586,760

Mutual Funds—4.3%
BlackRock Liquidity Funds, Institutional Shares 0.340% (e)	10,000,000	10,000,000
Fidelity Government Portfolio, Institutional Class 0.340% (e)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (e)	4,000,000	4,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.250% (e)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.430% (e)	3,000,000	3,000,000
Wells Fargo Government Money Market Fund, Select Class 0.350% (e)	5,000,000	5,000,000

		26,000,000

Total Securities Lending Reinvestments (Cost $107,081,362)		106,999,604

Total Investments—116.9% (Cost $784,981,924)		710,545,325
Other assets and liabilities (net)—(16.9)%		(102,850,986)

Net Assets—100.0%		$607,694,339

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $103,734,000 and the collateral received consisted of cash in the amount of $107,009,743 and non-cash collateral with a value of $2,613,624. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2020.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTII-65

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$592,366,529	$—	$—	$592,366,529
Total Short-Term Investment*	—	11,179,192	—	11,179,192
Securities Lending Reinvestments
Certificates of Deposit	—	62,412,904	—	62,412,904
Commercial Paper	—	4,999,940	—	4,999,940
Repurchase Agreements	—	13,586,760	—	13,586,760
Mutual Funds	26,000,000	—	—	26,000,000
Total Securities Lending Reinvestments	26,000,000	80,999,604	—	106,999,604
Total Investments	$618,366,529	$92,178,796	$—	$710,545,325

Collateral for Securities Loaned (Liability)	$—	$(107,009,743)	$—	$(107,009,743)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-66

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—98.8% of Net Assets

Security Description	Shares	Value

Australia—5.5%
A2B Australia, Ltd.	55,813	$21,892
Accent Group, Ltd.	97,699	48,157
Adairs, Ltd.	28,605	15,684
Adelaide Brighton, Ltd.	118,950	150,563
AED Oil, Ltd. (a) (b) (c)	93,946	0
Ainsworth Game Technology, Ltd. (c)	51,616	11,987
Alkane Resources, Ltd. (c)	145,570	54,932
Alliance Aviation Services, Ltd.	6,026	6,291
ALS, Ltd.	41,185	143,427
Altium, Ltd.	7,782	139,272
AMA Group, Ltd.	145,469	24,755
Amaysim Australia, Ltd. (c)	29,484	5,608
Ansell, Ltd.	36,143	615,973
AP Eagers, Ltd.	38,258	73,063
Appen, Ltd.	2,300	28,587
Arafura Resources, Ltd. (c)	209,179	6,673
ARB Corp., Ltd.	28,384	247,495
Ardent Leisure Group, Ltd. (c)	113,950	15,040
ARQ Group, Ltd.	41,278	1,996
Asaleo Care, Ltd.	98,648	61,203
AUB Group, Ltd.	29,816	176,235
Aurelia Metals, Ltd.	169,705	24,725
Austal, Ltd.	94,013	166,832
Australian Agricultural Co., Ltd. (c)	172,782	115,652
Australian Finance Group, Ltd.	25,492	21,965
Australian Pharmaceutical Industries, Ltd.	174,311	135,908
Auswide Bank, Ltd.	9,275	24,596
AVJennings, Ltd.	10,332	2,877
Baby Bunting Group, Ltd.	17,252	24,306
Bank of Queensland, Ltd.	117,954	370,574
Bapcor, Ltd.	70,391	175,740
Bega Cheese, Ltd.	77,553	217,687
Bingo Industries, Ltd.	74,763	89,397
Blackmores, Ltd.	4,893	218,706
Blue Sky Alternative Investments, Ltd. (a) (b) (c)	6,725	144
Bravura Solutions, Ltd.	59,470	139,981
Breville Group, Ltd.	29,837	320,458
Brickworks, Ltd.	5,923	47,974
BSA, Ltd.	28,058	4,992
Buru Energy, Ltd. (c)	72,570	3,230
BWX, Ltd.	5,745	10,797
Capitol Health, Ltd.	260,324	27,685
Capral, Ltd.	136,176	7,857
Cardno, Ltd. (c)	69,333	10,425
Carnarvon Petroleum, Ltd. (c)	66,586	5,874
carsales.com, Ltd.	65,525	487,145
Cash Converters International, Ltd. (c)	152,939	13,986
Castile Resources, Ltd. (c)	21,121	974
Catapult Group International, Ltd. (c)	15,178	6,962
Cedar Woods Properties, Ltd.	27,820	70,732
Centuria Capital Group	23,214	24,256
Champion Iron, Ltd. (c)	31,434	29,040
Citadel Group, Ltd. (The)	4,925	7,046
Citadel Group, Ltd. (The) (c)	1,738	2,486
City Chic Collective, Ltd. (c)	7,025	7,139
Cleanaway Waste Management, Ltd.	475,990	505,872
Clinuvel Pharmaceuticals, Ltd.	9,453	113,420

Australia—(Continued)
Clover Corp., Ltd.	39,945	47,370
CML Group, Ltd.	38,067	9,734
Codan, Ltd.	32,235	106,231
Collection House, Ltd. (a) (b)	40,783	27,218
Collins Foods, Ltd.	30,579	103,467
Cooper Energy, Ltd. (c)	552,999	143,695
Corporate Travel Management, Ltd.	22,148	122,083
Costa Group Holdings, Ltd.	91,930	154,588
Credit Corp. Group, Ltd.	17,158	142,545
CSR, Ltd.	239,936	464,773
Cudeco, Ltd. (a) (b) (c)	51,210	1,389
Dacian Gold, Ltd. (a) (b) (c)	26,247	23,448
Data #3, Ltd.	55,471	120,434
Decmil Group, Ltd.	78,588	6,273
Dicker Data, Ltd.	5,634	19,891
Domain Holdings Australia, Ltd.	96,746	119,344
Downer EDI, Ltd.	29,193	53,131
DWS, Ltd.	36,847	14,316
Eclipx Group, Ltd. (c)	63,282	27,349
Elanor Investor Group	5,934	2,937
Elders, Ltd.	45,511	213,596
Electro Optic Systems Holdings, Ltd. (c)	20,983	55,915
Emeco Holdings, Ltd. (c)	83,408	45,071
EML Payments, Ltd. (c)	63,415	92,190
Energy World Corp., Ltd. (c)	325,379	11,761
EQT Holdings, Ltd.	3,123	40,234
Estia Health, Ltd.	52,899	44,911
Euroz, Ltd.	23,559	10,658
Event Hospitality and Entertainment, Ltd.	38,556	176,844
FAR, Ltd. (c)	1,010,302	6,101
Fiducian Group, Ltd.	3,121	8,303
Finbar Group, Ltd.	6,909	2,817
Fleetwood Corp., Ltd. (c)	35,042	26,926
FlexiGroup, Ltd.	81,966	38,956
Freedom Foods Group, Ltd.	27,233	73,214
G8 Education, Ltd.	158,694	84,095
Galaxy Resources, Ltd. (c)	98,235	47,912
Genworth Mortgage Insurance Australia, Ltd.	66,059	90,024
Gold Road Resources, Ltd. (c)	184,732	155,946
GrainCorp, Ltd. - Class A (c)	83,590	158,113
Grange Resources, Ltd.	120,000	13,085
Greenland Minerals Ltd. (c)	349,524	19,275
GUD Holdings, Ltd.	39,734	232,773
GWA Group, Ltd.	92,856	152,467
Hansen Technologies, Ltd.	50,238	89,051
Hastings Technology Metals, Ltd. (c)	99,951	4,949
Healius, Ltd.	291,166	369,755
Hills, Ltd. (c)	35,162	4,514
Horizon Oil, Ltd. (c)	652,736	18,719
HT&E, Ltd.	109,386	77,204
HUB24, Ltd.	12,409	58,433
Huon Aquaculture Group, Ltd.	2,742	6,289
IDM International, Ltd. (a) (b) (c)	1,969	0
IGO, Ltd.	126,275	337,431
Iluka Resources, Ltd.	84,787	374,379
Imdex, Ltd.	110,358	59,946
IMF Bentham, Ltd.	74,354	172,491

BHFTII-67

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Infigen Energy, Ltd.	351,099	$93,445
Infomedia, Ltd.	116,529	104,037
Inghams Group, Ltd.	61,587	123,892
Intega Group, Ltd. (c)	69,333	7,997
Integral Diagnostics, Ltd.	27,549	42,937
Integrated Research, Ltd.	28,972	46,120
International Ferro Metals, Ltd. (a) (b) (c)	82,765	0
Invocare, Ltd.	40,710	263,342
IOOF Holdings, Ltd.	118,246	264,185
IPH, Ltd.	51,082	229,870
Iress, Ltd.	54,057	354,383
iSelect, Ltd. (c)	46,213	6,589
iSentia Group, Ltd. (c)	28,120	2,904
IVE Group, Ltd.	19,754	6,364
Japara Healthcare, Ltd.	32,040	10,021
JB Hi-Fi, Ltd.	36,314	639,373
Johns Lyng Group, Ltd.	7,629	10,060
Jumbo Interactive, Ltd.	12,118	69,641
Jupiter Mines, Ltd.	439,415	60,612
Karoon Energy, Ltd. (c)	168,923	45,810
Kingsgate Consolidated, Ltd. (c)	121,238	26,991
Kogan.com, Ltd.	15,239	49,759
Lifestyle Communities, Ltd.	10,784	40,075
Link Administration Holdings, Ltd.	100,599	198,277
Lovisa Holdings, Ltd.	11,216	33,902
Lycopodium, Ltd.	6,179	15,357
Lynas Corp., Ltd. (c)	188,459	166,012
MACA, Ltd.	56,351	22,022
Macmahon Holdings, Ltd.	380,170	44,563
Mayne Pharma Group, Ltd. (c)	452,144	88,862
McMillan Shakespeare, Ltd.	29,453	130,440
McPherson’s, Ltd.	34,460	43,206
Medusa Mining, Ltd. (c)	60,972	17,283
Metals X, Ltd. (c)	104,677	3,896
Metcash, Ltd.	385,184	745,253
Millennium Minerals, Ltd. (a) (b) (c)	63,242	1,490
Mineral Resources, Ltd.	41,091	350,531
MMA Offshore, Ltd. (c)	200,470	8,445
Moelis Australia, Ltd.	8,784	9,422
Monadelphous Group, Ltd.	40,177	252,075
Monash IVF Group, Ltd.	21,931	6,204
Money3 Corp., Ltd.	33,569	26,055
Morning Star Gold NL (a) (b) (c)	33,455	0
Mortgage Choice, Ltd.	48,689	20,228
Mosaic Brands, Ltd.	6,203	1,452
Mount Gibson Iron, Ltd.	246,793	99,758
Myer Holdings, Ltd. (c)	355,143	30,275
MyState, Ltd.	13,575	31,636
Navigator Global Investments, Ltd.	45,623	66,466
Netwealth Group, Ltd.	15,327	63,207
New Hope Corp., Ltd.	53,418	45,293
NEXTDC, Ltd. (c)	82,224	459,071
nib holdings, Ltd.	171,993	542,292
Nick Scali, Ltd.	21,771	46,202
Nine Entertainment Co. Holdings, Ltd.	377,703	274,982
NRW Holdings, Ltd.	134,771	108,249
Nufarm, Ltd. (c)	112,275	360,842

Australia—(Continued)
OceanaGold Corp. (c) (d)	177,811	170,571
OFX Group, Ltd.	99,303	76,502
OM Holdings, Ltd.	21,506	3,801
Onevue Holdings, Ltd. (c)	33,268	3,742
oOh!media, Ltd. (c)	74,787	29,212
oOh!media, Ltd.	55,990	21,870
Orora, Ltd.	310,992	472,937
Otto Energy, Ltd. (c)	209,028	667
OZ Minerals, Ltd.	134,369	625,285
Pacific Current Group, Ltd.	8,717	23,113
Pacific Niugini, Ltd. (c)	76,910	4,137
Pacific Smiles Group, Ltd.	13,431	8,177
Pact Group Holdings, Ltd. (c)	39,043	36,551
Panoramic Resources, Ltd. (c)	248,805	17,478
Paragon Care, Ltd. (c)	45,405	3,587
Peet, Ltd.	88,199	47,457
Pendal Group, Ltd.	62,285	168,904
Perenti Global, Ltd.	194,053	72,268
Perpetual, Ltd.	17,753	274,079
Perseus Mining, Ltd. (c)	378,189	212,717
Platinum Asset Management, Ltd.	71,195	144,805
Praemium, Ltd. (c)	98,955	14,426
Premier Investments, Ltd.	44,992	352,847
Prime Media Group, Ltd. (c)	93,371	5,986
Pro Medicus, Ltd.	14,226	172,326
PWR Holdings, Ltd.	9,738	20,262
QANTM Intellectual Property, Ltd.	14,173	8,755
Ramelius Resources, Ltd.	180,441	111,884
Reckon, Ltd.	36,898	11,994
Regis Healthcare, Ltd.	44,832	41,409
Regis Resources, Ltd.	180,703	404,015
Reject Shop, Ltd. (The) (c)	12,421	20,282
Resolute Mining, Ltd. (c)	305,160	151,716
Rhipe, Ltd.	12,338	11,893
Ridley Corp., Ltd.	123,003	51,966
RPMGlobal Holdings, Ltd. (c)	4,190	2,119
Salmat, Ltd.	45,807	22,173
Sandfire Resources NL	52,696	106,317
Saracen Mineral Holdings, Ltd. (c)	453,844	1,022,249
SeaLink Travel Group, Ltd.	19,079	34,754
Select Harvests, Ltd.	35,131	153,240
Senex Energy, Ltd. (c)	400,753	38,923
Servcorp, Ltd.	21,215	27,946
Service Stream, Ltd.	79,474	91,364
Seven West Media, Ltd. (c)	408,410	19,367
SG Fleet Group, Ltd.	24,267	18,000
Sheffield Resources, Ltd. (c)	47,049	2,304
Sigma Healthcare, Ltd.	560,969	219,954
Silver Lake Resources, Ltd. (c)	202,549	169,749
SmartGroup Corp., Ltd.	24,727	74,073
Southern Cross Media Group, Ltd. (a) (b)	229,061	23,248
Spark Infrastructure Group	415,608	495,589
SpeedCast International, Ltd. (a) (b) (c)	65,225	31,695
SRG Global, Ltd.	9,380	1,290
St. Barbara, Ltd.	270,751	354,096
Stanmore Coal, Ltd.	11,240	5,480
Star Entertainment Group, Ltd. (The)	92,362	125,144

BHFTII-68

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Steadfast Group, Ltd.	206,305	$322,876
Strike Energy, Ltd. (c)	253,760	18,507
Sunland Group, Ltd.	40,150	27,045
Super Retail Group, Ltd.	65,652	185,117
Superloop, Ltd. (c)	16,193	5,681
Syrah Resources, Ltd. (c)	93,996	15,504
Tassal Group, Ltd.	91,742	196,379
Technology One, Ltd.	85,252	426,524
Thorn Group, Ltd. (c)	62,916	1,966
Tiger Resources, Ltd. (a) (b) (c)	591,241	111
Tribune Resources, Ltd.	2,377	7,446
Troy Resources, Ltd. (c)	106,145	4,811
United Malt Group, Ltd. (c)	83,590	226,231
Village Roadshow, Ltd.	38,999	32,847
Virgin Australia Holdings, Ltd. (c)	442,369	25,597
Virgin Australia International Holding, Ltd. (a) (b) (c)	968,773	0
Virtus Health, Ltd.	37,091	43,118
Vista Group International, Ltd.	24,156	16,565
Vita Group, Ltd.	31,375	14,958
Vocus Group, Ltd. (c)	176,835	277,443
Webjet, Ltd. (a) (b)	33,524	77,534
Western Areas, Ltd.	118,029	140,002
Westgold Resources, Ltd. (c)	84,484	97,771
Whitehaven Coal, Ltd.	216,245	262,934
WPP AUNZ, Ltd.	131,382	16,737

		26,462,891

Austria—1.5%
A-TEC Industries AG (a) (b) (c)	1	0
Agrana Beteiligungs AG	5,812	103,613
ams AG (c) (d)	69,370	686,664
Andritz AG	18,491	581,833
Austria Technologie & Systemtechnik AG	14,133	208,132
CA Immobilien Anlagen AG	22,541	761,396
DO & Co. AG (d)	2,435	95,809
EVN AG	12,657	185,810
FACC AG (d)	6,291	53,867
Flughafen Wien AG	267	6,899
IMMOFINANZ AG (c)	29,420	525,988
Kapsch TrafficCom AG	1,870	35,652
Lenzing AG (d)	3,209	177,788
Mayr Melnhof Karton AG	3,211	399,396
Oberbank AG	198	18,286
Oesterreichische Post AG	10,088	362,029
Palfinger AG	5,204	95,250
POLYTEC Holding AG (d)	8,428	40,042
Porr AG (d)	2,048	33,946
Rosenbauer International AG (d)	1,615	49,544
S IMMO AG	22,492	435,409
S&T AG (d)	11,436	217,316
Schoeller-Bleckmann Oilfield Equipment AG	3,509	115,949
Semperit AG Holding (c) (d)	5,443	69,876
Strabag SE	6,827	155,781
Telekom Austria AG	37,440	261,676
UBM Development AG	1,459	43,963
UNIQA Insurance Group AG	42,861	332,640

Austria—(Continued)
Vienna Insurance Group AG Wiener Versicherung Gruppe	13,140	247,668
voestalpine AG	16,154	328,916
Wienerberger AG	39,101	618,603
Zumtobel Group AG (c)	13,016	84,641

		7,334,382

Belgium—2.4%
Ackermans & van Haaren NV	7,373	962,658
AGFA-Gevaert NV (c)	61,139	228,822
Atenor	1,089	77,199
Banque Nationale de Belgique	88	188,413
Barco NV	4,866	751,690
Bekaert S.A.	11,685	196,279
Biocartis NV (c) (d)	10,340	39,241
bpost S.A.	18,928	133,798
Cie d’Entreprises CFE	2,872	206,078
Cie Immobiliere de Belgique S.A.	1,276	94,131
D’ieteren S.A.	8,787	435,849
Deceuninck NV	27,313	41,668
Econocom Group S.A.	39,556	62,960
Elia Group S.A.	9,434	924,377
Euronav NV	53,441	611,361
EVS Broadcast Equipment S.A.	4,761	64,995
Exmar NV (c)	10,339	47,105
Fagron	12,062	238,284
Galapagos NV (c)	16,401	3,274,046
GIMV NV	3,641	190,519
Ion Beam Applications (c) (d)	6,507	56,368
Jensen-Group NV	1,035	25,595
Kinepolis Group NV	5,419	197,200
Lotus Bakeries NV	92	282,639
MDxHealth (c) (d)	8,434	5,974
Melexis NV	5,164	273,349
Ontex Group NV	16,729	292,424
Orange Belgium S.A.	11,152	196,893
Oxurion NV (c)	12,685	35,239
Picanol	849	53,980
Recticel S.A. (d)	16,958	91,369
Resilux NV	229	33,827
Roularta Media Group NV	1,629	23,150
Shurgard Self Storage S.A.	399	11,859
Sioen Industries NV	3,002	58,110
Sipef S.A. (d)	2,884	142,227
Telenet Group Holding NV	7,531	226,998
TER Beke S.A.	141	17,620
Tessenderlo Group S.A. (c)	11,830	332,925
Van de Velde NV	1,970	44,592
Viohalco S.A. (c)	45,397	83,174

		11,254,985

Canada—7.0%
5N Plus, Inc. (c) (d)	33,732	37,152
Absolute Software Corp.	18,754	114,872
Acadian Timber Corp.	3,800	34,428
Advantage Oil & Gas, Ltd. (c)	91,030	92,498
Aecon Group, Inc.	30,622	273,298

BHFTII-69

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
AG Growth International, Inc. (d)	5,820	$70,305
AGF Management, Ltd. - Class B	32,280	68,813
Aimia, Inc. (c) (d)	48,671	72,974
AirBoss of America Corp.	3,761	21,540
Alamos Gold, Inc. - Class A	134,669	676,551
Alaris Royalty Corp. (d)	16,654	97,631
Alcanna, Inc. (c) (d)	12,660	20,691
Alexco Resource Corp. (c) (d)	22,734	27,462
Algoma Central Corp.	4,410	28,422
Alio Gold, Inc. (c) (d)	5,966	2,968
Altius Minerals Corp. (d)	12,660	63,781
Altus Group, Ltd.	10,488	272,019
Americas Gold And Silver Corp. (c)	4,400	6,691
Amerigo Resources, Ltd. (c)	35,000	3,855
Andrew Peller, Ltd. - Class A	11,417	67,011
ARC Resources, Ltd. (d)	89,371	257,196
Aritzia, Inc. (c)	20,937	183,141
Asanko Gold, Inc. (c) (d)	23,027	18,326
Ascot Resources, Ltd. (c)	16,500	6,097
Athabasca Oil Corp. (c) (d)	144,824	14,407
ATS Automation Tooling Systems, Inc. (c)	26,833	313,843
AutoCanada, Inc.	8,428	32,040
Badger Daylighting, Ltd. (d)	11,662	188,690
Baytex Energy Corp. (c) (d)	166,118	39,543
Birchcliff Energy, Ltd. (d)	80,388	44,555
Bird Construction, Inc. (d)	18,612	60,307
Black Diamond Group, Ltd. (c) (d)	19,812	14,782
BlackBerry, Ltd. (c)	43,624	180,167
BMTC Group, Inc. (d)	5,387	26,106
Bonavista Energy Corp. (c) (d)	75,351	6,693
Bonterra Energy Corp. (d)	12,499	8,437
Boralex, Inc. - Class A	22,918	407,127
Bridgemarq Real Estate Services	3,500	20,966
Calfrac Well Services, Ltd. (c) (d)	35,593	6,070
Calian Group, Ltd.	2,846	73,794
Canaccord Genuity Group, Inc.	25,239	77,656
Canacol Energy, Ltd. (d)	40,661	103,148
Canada Goose Holdings, Inc. (c) (d)	4,300	85,527
Canadian Western Bank	32,028	440,832
Canfor Corp. (c)	17,141	88,914
Canfor Pulp Products, Inc.	15,297	55,110
CanWel Building Materials Group, Ltd. (d)	19,304	45,266
Capital Power Corp. (d)	41,208	794,996
Capstone Mining Corp. (c)	117,839	37,262
Cardinal Energy, Ltd. (d)	32,459	10,379
Cascades, Inc.	35,836	320,087
Celestica, Inc. (c)	38,585	135,444
Celestica, Inc. (U.S. Listed Shares) (c)	223	780
Centerra Gold, Inc. (c)	70,285	418,024
Cervus Equipment Corp.	2,998	12,249
CES Energy Solutions Corp. (d)	90,181	51,905
Chesswood Group, Ltd. (d)	4,400	12,225
Cineplex, Inc. (d)	19,436	161,587
Clairvest Group, Inc.	200	6,438
Clearwater Seafoods, Inc. (d)	10,644	38,649
Cogeco Communications, Inc.	4,136	280,583
Cogeco, Inc.	2,309	142,547

Canada—(Continued)
Colliers International Group, Inc.	10,661	509,983
Computer Modelling Group, Ltd.	28,920	78,706
Copper Mountain Mining Corp. (c) (d)	63,622	15,371
Corby Spirit and Wine, Ltd.	3,957	43,442
Corus Entertainment, Inc. - B Shares	60,090	107,174
Crescent Point Energy Corp.	89,477	69,303
Crescent Point Energy Corp.	44,283	34,049
Crew Energy, Inc. (c) (d)	69,029	9,810
CRH Medical Corp. (c)	27,305	36,477
Denison Mines Corp. (c) (d)	247,548	65,084
Descartes Systems Group, Inc. (The) (c)	10,021	344,714
DIRTT Environmental Solutions (c)	17,310	17,466
Dorel Industries, Inc. - Class B (c)	12,134	12,933
DREAM Unlimited Corp. - Class A	17,471	117,193
Dundee Precious Metals, Inc.	45,872	144,725
E-L Financial Corp., Ltd.	377	160,198
Echelon Financial Holdings, Inc. (c)	900	3,556
ECN Capital Corp.	87,631	234,131
EcoSynthetix, Inc. (c)	800	995
Eldorado Gold Corp. (c)	55,258	343,571
Element Fleet Management Corp.	31,356	199,637
Endeavour Silver Corp. (c) (d)	49,248	66,140
Enerflex, Ltd.	29,289	121,335
Enerplus Corp.	4,452	6,589
Enerplus Corp.	56,230	82,709
Enghouse Systems, Ltd.	14,178	438,548
Ensign Energy Services, Inc.	51,526	19,039
Equinox Gold Corp. (c)	3,111	20,780
Equitable Group, Inc.	4,209	173,678
ERO Copper Corp. (c)	7,390	55,505
Essential Energy Services Trust (c)	53,526	5,325
Evertz Technologies, Ltd.	9,349	86,960
Exchange Income Corp.	2,651	33,437
Exco Technologies, Ltd.	13,332	50,967
EXFO, Inc. (c)	85	220
EXFO, Inc. (c)	2,532	6,735
Extendicare, Inc.	31,356	128,784
Fiera Capital Corp.	16,619	77,232
Finning International, Inc.	21,812	234,038
Firan Technology Group Corp. (c)	3,700	5,179
Firm Capital Mortgage Investment Corp.	9,574	68,779
First Majestic Silver Corp. (c) (d)	42,360	262,474
First Mining Gold Corp. (c)	50,000	6,395
First National Financial Corp. (d)	4,907	86,892
Fission Uranium Corp. (c) (d)	114,725	12,228
Fortuna Silver Mines, Inc. (c) (d)	60,121	138,415
Freehold Royalties, Ltd.	35,012	73,144
Gamehost, Inc. (d)	4,952	13,371
GDI Integrated Facility Services, Inc. (c)	1,400	27,855
Gear Energy, Ltd. (c) (d)	34,663	2,463
Genesis Land Development Corp. (c)	4,048	3,452
Genworth MI Canada, Inc.	14,002	311,122
Gibson Energy, Inc.	42,525	491,033
Glacier Media, Inc. (c)	9,600	1,876
GMP Capital, Inc. (d)	28,336	26,175
Goeasy, Ltd.	3,895	100,717
GoldMining, Inc. (c) (d)	13,000	11,916

BHFTII-70

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
GoldMoney, Inc. (d)	11,000	$22,042
Gran Tierra Energy, Inc. (c) (d)	112,213	28,705
Great Canadian Gaming Corp. (c)	17,160	304,595
Guardian Capital Group, Ltd. - Class A (d)	3,800	49,630
Guyana Goldfields, Inc. (c) (d)	57,547	11,041
Hanfeng Evergreen, Inc. (a) (b) (c)	12,100	0
Headwater Exploration, Inc. (c)	21,385	15,196
Heroux-Devtek, Inc. (c)	13,806	102,714
High Arctic Energy Services, Inc. (d)	3,900	1,524
High Liner Foods, Inc. (d)	8,307	37,955
Home Capital Group, Inc. (c) (d)	23,902	272,768
Horizon North Logistics, Inc. (d)	54,212	10,786
HudBay Minerals, Inc. (d)	103,103	194,880
IAMGOLD Corp. (c)	162,515	369,536
IBI Group, Inc. (c) (d)	5,900	15,512
Imperial Metals Corp. (c) (d)	18,151	17,412
Indigo Books & Music, Inc. (c)	1,986	2,964
Information Services Corp.	2,900	29,777
Innergex Renewable Energy, Inc.	40,708	553,939
Interfor Corp. (c)	31,992	142,308
International Petroleum Corp. (c) (d)	25,919	29,468
International Tower Hill Mines, Ltd. (c)	21,604	7,829
Intertain Group, Ltd. (The) (c)	800	6,791
Intertape Polymer Group, Inc.	23,413	167,034
Invesque, Inc.	9,800	30,968
Ivanhoe Mines, Ltd. - Class A (c) (d)	157,294	261,542
Jamieson Wellness, Inc.	11,072	202,511
Just Energy Group, Inc. (c) (d)	50,690	25,574
K-Bro Linen, Inc.	3,219	64,183
Kelso Technologies, Inc. (c)	9,500	5,265
Kelt Exploration, Ltd. (c)	58,951	46,078
Kinaxis, Inc. (c)	6,597	510,444
Kingsway Financial Services, Inc. (c)	8,765	17,355
Knight Therapeutics, Inc. (c)	40,310	177,590
KP Tissue, Inc.	1,400	9,500
Labrador Iron Ore Royalty Corp. (d)	19,200	229,341
Largo Resources, Ltd. (c) (d)	83,173	41,371
Lassonde Industries, Inc. - Class A (d)	900	95,545
Laurentian Bank of Canada (d)	14,283	310,160
Leon’s Furniture, Ltd.	9,639	92,397
Lightstream Resources, Ltd. (a) (b) (c)	108,373	0
Linamar Corp.	14,201	293,949
Lucara Diamond Corp. (c) (d)	110,136	31,695
Lundin Gold, Inc. (c) (d)	11,400	63,428
Magellan Aerospace Corp.	5,794	26,802
Mainstreet Equity Corp. (c) (d)	2,561	81,909
Major Drilling Group International, Inc. (c)	36,670	74,262
Manitok Energy, Inc. (a) (b) (c)	122	0
Maple Leaf Foods, Inc.	19,280	349,624
Martinrea International, Inc.	32,289	156,248
Maverix Metals, Inc.	2,644	8,811
Maxim Power Corp. (c)	2,800	3,283
Mediagrif Interactive Technologies, Inc. (c)	4,176	10,356
Medical Facilities Corp. (d)	12,861	31,894
MEG Energy Corp. (c) (d)	76,654	90,963
Melcor Developments, Ltd. (d)	3,120	16,184
Methanex Corp.	1,135	13,813

Canada—(Continued)
Morguard Corp.	1,400	131,405
Morneau Shepell, Inc. (d)	18,485	372,905
Mountain Province Diamonds, Inc. (c) (d)	1,600	387
MTY Food Group, Inc. (d)	6,320	96,778
Mullen Group, Ltd.	37,792	110,102
Neo Performance Materials, Inc.	2,300	10,018
New Gold, Inc. (c)	156,948	81,413
NFI Group, Inc. (d)	13,236	141,643
Nighthawk Gold Corp. (c)	4,900	4,422
Norbord, Inc.	9,625	113,875
North American Construction Group, Ltd. (d)	10,441	52,602
North West Co., Inc. (The) (d)	15,571	248,065
NuVista Energy, Ltd. (c)	59,117	20,374
Obsidian Energy, Ltd. (c) (d)	23,312	3,810
Osisko Gold Royalties, Ltd.	35,914	267,958
Osisko Mining, Inc. (c) (d)	12,300	19,490
Painted Pony Energy, Ltd. (c) (d)	38,738	6,331
Pan American Silver Corp.	66,533	957,360
Paramount Resources, Ltd. - Class A (c)	19,290	15,489
Parex Resources, Inc. (c)	55,359	468,111
Park Lawn Corp.	8,556	100,315
Pason Systems, Inc.	24,116	107,102
Peyto Exploration & Development Corp. (d)	38,891	41,176
Photon Control, Inc. (c) (d)	32,700	20,912
PHX Energy Services Corp. (c) (d)	12,350	5,967
Pinnacle Renewable Energy, Inc.	4,300	19,036
Pivot Technology Solutions, Inc. (d)	4,800	4,025
Pizza Pizza Royalty Corp. (d)	6,998	36,798
Points International, Ltd. (c)	5,320	43,814
Polaris Infrastructure, Inc.	5,300	42,067
Pollard Banknote, Ltd. (d)	2,090	25,173
Polymet Mining Corp. (c)	38,355	9,266
PrairieSky Royalty, Ltd. (d)	49,952	263,727
Precision Drilling Corp. (c) (d)	103,898	32,484
Premier Gold Mines, Ltd. (c) (d)	47,868	40,477
Premium Brands Holdings Corp. (d)	9,225	474,590
Pretium Resources, Inc. (c)	49,167	280,545
Primo Water Corp.	2,000	18,120
Primo Water Corp.	45,705	414,732
Pulse Seismic, Inc. (c) (d)	15,720	11,170
Quarterhill, Inc.	58,061	69,724
Questerre Energy Corp. - Class A (c) (d)	83,569	5,641
Real Matters, Inc. (c)	9,504	94,547
Recipe Unlimited Corp.	4,150	25,538
Reitmans Canada, Ltd. - Class A (c)	20,566	5,992
Richelieu Hardware, Ltd.	18,490	292,072
Rocky Mountain Dealerships, Inc.	5,738	16,309
Rogers Sugar, Inc. (d)	35,106	109,511
Roxgold, Inc. (c) (d)	66,400	38,690
Russel Metals, Inc.	24,422	227,161
Sabina Gold & Silver Corp. (c)	57,206	47,560
Sandstorm Gold, Ltd. (c) (d)	58,462	292,871
Savaria Corp. (d)	10,600	80,067
Secure Energy Services, Inc. (d)	55,376	36,595
SEMAFO, Inc. (c)	123,983	240,513
Seven Generations Energy, Ltd. - Class A (c)	66,566	73,316
ShawCor, Ltd. (d)	21,791	27,562

BHFTII-71

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Sienna Senior Living, Inc.	22,176	$192,876
Sierra Wireless, Inc. (c) (d)	16,910	95,527
Sleep Country Canada Holdings, Inc.	12,404	88,229
Spin Master Corp. (c)	4,905	47,192
Sprott, Inc. (d)	60,427	98,329
SSR Mining, Inc. (c) (d)	37,551	428,262
Stantec, Inc.	30,013	767,760
Stelco Holdings, Inc.	6,455	19,035
Stella-Jones, Inc.	13,794	300,522
Storm Resources, Ltd. (c) (d)	20,200	14,497
Stornoway Diamond Corp. (a) (b) (c) (d)	70,074	98
Strad, Inc. (c) (d)	10,641	14,669
SunOpta, Inc. (c)	26,392	45,571
Superior Plus Corp.	52,215	306,470
Surge Energy, Inc. (d)	85,275	13,028
Tamarack Valley Energy, Ltd. (c) (d)	69,684	24,015
Taseko Mines, Ltd. (c) (d)	108,786	29,374
TeraGo, Inc. (c) (d)	4,100	16,752
Teranga Gold Corp. (c)	32,418	159,176
TerraVest Industries, Inc.	900	8,698
Tervita Corp. (c)	3,508	8,650
TFI International, Inc.	24,302	536,188
Tidewater Midstream and Infrastructure, Ltd. (d)	58,200	20,058
Timbercreek Financial Corp.	20,843	105,007
TORC Oil & Gas, Ltd.	52,724	23,603
Torex Gold Resources, Inc. (c) (d)	23,594	228,513
Total Energy Services, Inc.	17,786	23,381
Tourmaline Oil Corp.	77,810	477,708
TransAlta Corp.	97,104	507,842
TransAlta Renewables, Inc.	28,608	302,282
Transcontinental, Inc. - Class A (d)	26,130	231,908
TransGlobe Energy Corp.	36,372	13,181
Trevali Mining Corp. (c) (d)	90,600	5,472
Trican Well Service, Ltd. (c) (d)	101,707	32,522
Tricon Capital Group, Inc.	46,139	225,892
Trisura Group, Ltd. (c)	1,800	52,415
Uni-Select, Inc.	13,271	48,188
Vecima Networks, Inc.	2,500	14,958
Vermilion Energy, Inc.	28,810	88,438
VersaBank	2,000	7,561
Wajax Corp.	7,885	36,195
Wesdome Gold Mines, Ltd. (c)	56,007	294,103
West Fraser Timber Co., Ltd.	11,674	222,646
Western Forest Products, Inc. (d)	145,247	65,022
Westshore Terminals Investment Corp.	18,288	169,976
Whitecap Resources, Inc.	122,867	102,149
WildBrain, Ltd. (c) (d)	53,045	33,923
Winpak, Ltd.	8,852	273,618
Yamana Gold, Inc.	316,181	878,468
Yangarra Resources, Ltd. (c) (d)	24,087	6,333
Yellow Pages, Ltd. (c) (d)	6,975	35,933
Zenith Capital Corp. (a) (b) (c)	12,830	738

		33,382,987

China—0.3%
APT Satellite Holdings, Ltd.	72,250	22,753

China—(Continued)
BOE Varitronix, Ltd.	137,000	36,973
Bund Center Investment, Ltd.	138,000	41,500
CGN Mining Co., Ltd.	145,000	4,446
China Display Optoelectronics Technology Holdings, Ltd. (c)	136,000	7,338
China Gold International Resources Corp., Ltd. (c)	79,013	31,441
China Sunsine Chemical Holdings, Ltd.	70,000	14,749
Chong Hing Bank, Ltd.	47,000	62,947
CITIC Telecom International Holdings, Ltd.	467,000	154,380
FIH Mobile, Ltd. (c) (d)	1,022,000	114,170
First Sponsor Group, Ltd.	9,490	7,545
Fountain SET Holdings, Ltd.	422,000	56,191
Goodbaby International Holdings, Ltd. (c)	193,000	21,082
Guangnan Holdings, Ltd.	264,000	22,406
Guotai Junan International Holdings, Ltd.	724,600	94,974
Leyou Technologies Holdings, Ltd. (c)	245,000	71,669
Neo-Neon Holdings, Ltd. (c)	322,500	22,400
Shenwan Hongyuan HK, Ltd.	172,500	21,934
SITC International Holdings Co., Ltd.	298,000	277,807
Yangzijiang Shipbuilding Holdings, Ltd.	695,700	406,442

		1,493,147

Colombia—0.0%
Frontera Energy Corp.	8,353	20,477

Denmark—2.1%
Agat Ejendomme A/S (c)	37,491	13,755
ALK-Abello A/S (c)	2,041	464,150
Alm Brand A/S	26,249	191,680
Ambu A/S - Class B	33,588	818,579
Bang & Olufsen A/S (c) (d)	10,209	34,720
Bavarian Nordic A/S (c)	7,871	126,743
Bavarian Nordic A/S (c) (d)	9,839	157,658
Brodrene Hartmann A/S	663	28,182
Columbus A/S	20,865	18,388
D/S Norden A/S (c)	10,815	123,158
DFDS A/S (c)	11,185	255,485
FLSmidth & Co. A/S (c)	15,133	342,343
H+H International A/S - Class B (c)	5,958	68,146
Harboes Bryggeri A/S - Class B (c)	1,454	11,456
ISS A/S	20,183	278,195
Jeudan A/S	410	71,997
Jyske Bank A/S (c)	22,289	556,623
Matas A/S	12,515	78,637
Nilfisk Holding A/S (c)	8,512	106,378
NKT A/S (c)	6,820	122,099
NNIT A/S	2,656	33,506
Pandora A/S	23,342	760,120
Parken Sport & Entertainment A/S	2,351	25,116
PER Aarsleff Holding A/S	7,936	175,528
Ringkjoebing Landbobank A/S	9,141	514,693
Rockwool International A/S - A Shares	403	72,516
Rockwool International A/S - B Shares	2,319	420,348
Royal Unibrew A/S	15,086	1,090,064
RTX A/S	2,403	60,472
Scandinavian Tobacco Group A/S	16,809	169,811
Schouw & Co. A/S	5,320	353,684

BHFTII-72

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Denmark—(Continued)
SimCorp A/S	11,898	$1,001,384
Solar A/S - B Shares	2,435	71,914
Spar Nord Bank A/S	32,428	199,740
Sydbank A/S	26,018	368,564
Tivoli A/S	719	69,418
Topdanmark A/S	13,135	530,683
United International Enterprises, Ltd.	850	153,894
Vestjysk Bank A/S (c)	132,795	55,249
Zealand Pharma A/S (c)	7,520	259,261

		10,254,337

Faeroe Islands—0.0%
BankNordik P/F	628	9,175

Finland—2.6%
Aktia Bank Oyj	9,111	72,294
Alma Media Oyj	21,508	146,417
Apetit Oyj	1,205	10,063
Asiakastieto Group Oyj (c)	3,892	109,723
Aspo Oyj	8,414	53,580
Atria Oyj	4,065	36,943
BasWare Oyj (c)	3,525	73,280
Bittium Oyj	8,034	38,826
Cargotec Oyj - B Shares	12,591	234,159
Caverion Oyj	35,151	164,396
Citycon Oyj	29,399	181,954
Digia Oyj	6,625	29,458
F-Secure Oyj (c)	35,820	93,651
Ferratum Oyj	2,093	9,564
Finnair Oyj (c)	24,728	99,547
Fiskars Oyj Abp	17,515	185,205
HKScan Oyj - A Shares (c)	6,704	13,989
Huhtamaki Oyj	34,101	1,093,236
Ilkka-Yhtyma Oyj	5,725	18,877
Kemira Oyj	41,153	399,588
Kesko Oyj - A Shares	3,094	171,757
Kesko Oyj - B Shares	18,443	1,047,010
Konecranes Oyj	16,662	285,412
Lassila & Tikanoja Oyj	12,398	157,001
Metsa Board Oyj (c)	86,501	472,309
Metso Oyj	30,309	722,922
Nokian Renkaat Oyj	38,871	943,295
Olvi Oyj - A Shares	6,303	252,631
Oriola Oyj - A Shares	4,196	9,003
Oriola-KD Oyj - B Shares	53,692	97,106
Orion Oyj - Class A	8,256	334,949
Orion Oyj - Class B	30,379	1,246,188
Outokumpu Oyj	102,277	254,716
Outotec Oyj	52,402	195,540
Ponsse Oyj	3,208	72,314
QT Group Oyj (c)	2,605	52,455
Raisio Oyj - V Shares	55,399	180,353
Rapala VMC Oyj	8,902	23,340
Raute Oyj - A Shares	72	1,663
Revenio Group Oyj	5,857	146,383
Sanoma Oyj	31,912	293,348

Finland—(Continued)
Stockmann Oyj Abp - B Shares (c)	11,956	18,425
Teleste Oyj	2,149	8,865
TietoEVRY Oyj	21,736	472,710
Tikkurila Oyj	12,223	136,045
Tokmanni Group Corp.	16,448	164,710
Uponor Oyj	19,661	179,580
Vaisala Oyj - A Shares	6,772	201,982
Valmet Oyj	37,354	733,255
YIT Oyj	55,499	246,698

		12,186,715

France—3.9%
ABC Arbitrage	7,540	51,503
Actia Group	4,338	9,877
Air France-KLM (c) (d)	60,287	336,462
Akka Technologies S.A. (d)	3,906	106,182
AKWEL	3,301	38,835
Albioma S.A.	13,392	398,020
Altamir Amboise	9,152	141,645
Alten S.A.	7,195	517,141
Amplitude Surgical SAS (c) (d)	2,894	3,769
Assystem	3,093	61,321
Aubay	2,423	53,595
Axway Software S.A.	2,132	36,117
Bastide le Confort Medical (c)	1,345	46,964
Beneteau S.A. (d)	15,076	100,528
Bigben Interactive	4,507	51,980
Boiron S.A.	2,308	71,378
Bonduelle SCA	6,799	140,852
Burelle S.A.	117	59,554
Casino Guichard Perrachon S.A. (c) (d)	6,523	251,526
Catering International Services	541	4,111
Cegedim S.A. (c)	2,643	69,204
CGG S.A. (c)	189,243	172,917
Chargeurs S.A. (d)	7,877	79,963
Cie des Alpes	4,122	71,403
Cie Plastic Omnium S.A.	14,727	207,385
Coface S.A.	31,535	202,424
Derichebourg S.A.	33,761	91,933
Devoteam S.A. (d)	1,789	115,693
Electricite de Strasbourg S.A.	329	34,456
Elior Group S.A. (d)	35,740	236,207
Elis S.A.	39,583	375,499
Eramet (d)	3,022	96,521
Esso S.A. Francaise (c)	1,341	21,864
Etablissements Maurel et Prom	5,328	8,947
Europcar Groupe S.A. (d)	25,144	40,195
Eutelsat Communications S.A.	54,694	572,698
Exel Industries - A Shares (c)	618	23,903
Faurecia S.A.	12,006	359,360
Fleury Michon S.A.	461	12,521
Fnac Darty S.A. (c)	6,777	179,169
Gaztransport Et Technigaz S.A.	5,684	417,497
GEA	165	16,189
GL Events	4,878	72,326
Groupe Crit	1,062	55,307

BHFTII-73

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

France—(Continued)
Groupe Gorge	2,544	$35,627
Groupe Open	1,736	13,358
Guerbet	2,188	68,282
Haulotte Group S.A.	5,337	24,292
HERIGE SADCS	235	5,960
HEXAOM	1,526	38,602
ID Logistics Group (c)	863	135,940
Iliad S.A. (d)	1,515	205,915
Imerys S.A. (d)	6,375	160,413
Ingenico Group S.A.	18,963	2,015,440
IPSOS	12,134	256,855
Jacquet Metal Service	7,099	67,048
JCDecaux S.A.	7,180	130,202
Kaufman & Broad S.A.	5,717	177,353
Korian S.A.	21,040	653,955
Lagardere SCA	24,032	303,613
Lanson-BCC (c)	15	323
Laurent-Perrier	1,255	103,782
Le Belier	490	16,736
Lectra (d)	9,223	146,282
Linedata Services	1,348	29,101
LISI	8,732	160,855
LNA Sante S.A.	1,768	74,251
Maisons du Monde S.A.	12,472	99,803
Manitou BF S.A. (d)	3,893	58,995
Manutan International	589	26,489
Mersen S.A.	8,153	149,454
METabolic EXplorer S.A. (c)	6,035	8,596
Metropole Television S.A.	8,342	93,809
Nexans S.A.	10,974	325,766
Nexity S.A.	12,995	400,353
Nicox (c)	1,834	7,189
NRJ Group	9,690	54,859
Oeneo S.A. (d)	7,385	89,113
OL Groupe S.A. (c)	3,273	8,298
Onxeo S.A. (c) (d)	4,566	2,197
Onxeo S.A. (c)	8,671	4,224
Pierre & Vacances S.A. (c)	2,596	32,975
Plastivaloire (d)	1,576	6,332
Quadient SAS	13,609	239,379
Rallye S.A.	9,791	69,402
Recylex S.A. (c)	3,335	7,347
Rexel S.A.	101,834	758,834
Robertet S.A.	154	130,930
Rothschild & Co.	4,556	92,775
Rubis SCA	27,527	1,150,586
Samse S.A.	107	12,793
Savencia S.A.	2,303	122,577
Seche Environnement S.A.	1,555	49,934
Societe BIC S.A. (d)	8,476	474,086
Societe des Bains de Mer et du Cercle des Etrangers a Monaco (c)	16	986
Societe Marseillaise du Tunnel Prado-Carenage S.A.	293	5,454
Societe pour l’Informatique Industrielle	1,546	30,245
Societe Television Francaise 1 (d)	21,284	116,420
Soitec (c)	5,935	427,972
Solocal Group (c) (d)	199,719	50,244
Somfy S.A.	2,085	176,781

France—(Continued)
Sopra Steria Group	5,161	566,187
SPIE S.A.	38,727	389,085
STEF S.A.	1,145	80,126
Sword Group	2,775	75,961
Synergie S.A.	3,366	57,132
Tarkett S.A.	10,034	94,699
Technicolor S.A. (c) (d)	88,305	21,485
Thermador Groupe	2,148	104,593
Total Gabon	324	34,731
Trigano S.A.	3,132	199,777
Union Financiere de France BQE S.A.	1,257	21,925
Valeo S.A.	7,077	118,350
Vallourec S.A. (c) (d)	67,733	76,572
Vetoquinol S.A.	1,341	69,816
Vicat S.A.	5,581	141,974
VIEL & Cie S.A.	4,205	21,318
Vilmorin & Cie S.A.	2,655	105,061
Virbac S.A. (c)	742	132,159
Vranken-Pommery Monopole S.A.	958	14,419

		18,449,693

Georgia—0.0%
Bank of Georgia Group plc	12,777	146,368

Germany—6.0%
1&1 Drillisch AG	912	19,388
7C Solarparken AG	7,506	26,612
Aareal Bank AG	26,928	449,569
Adler Modemaerkte AG (c)	2,828	8,403
ADLER Real Estate AG (c)	13,449	127,234
ADO Properties S.A.	8,814	200,032
ADVA Optical Networking SE (c)	16,388	94,991
AIXTRON SE (c)	21,680	190,404
All for One Steeb AG	498	19,286
Allgeier SE	2,942	80,060
Amadeus Fire AG	1,722	147,239
Atoss Software AG	435	62,788
Aurubis AG	14,317	594,819
Basler AG	1,220	50,242
Bauer AG	4,696	52,079
BayWa AG	5,731	161,371
BayWa AG	305	9,485
Bechtle AG	8,996	1,174,376
Bertrandt AG	2,036	70,396
bet-at-home.com AG	1,222	37,204
Bijou Brigitte AG	1,603	55,148
Bilfinger SE	10,033	171,247
Borussia Dortmund GmbH & Co. KGaA (Xetra Exchange)	26,420	159,937
CANCOM SE	10,832	464,681
CECONOMY AG (c)	47,148	103,043
CENIT AG	3,413	36,280
Centrotec SE	978	12,351
Cewe Stiftung & Co. KGaA	2,303	202,577
Comdirect Bank AG	13,399	187,992
CompuGroup Medical SE	7,070	435,042
Corestate Capital Holding S.A. (d)	4,473	133,687

BHFTII-74

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
CropEnergies AG	9,235	$81,593
CTS Eventim AG & Co. KGaA	18,055	831,560
Data Modul AG	138	4,373
Deutsche Beteiligungs AG	4,443	126,575
Deutsche Euroshop AG	14,792	171,010
Deutsche Pfandbriefbank AG	45,896	352,719
Deutz AG	47,320	175,046
DIC Asset AG	19,505	202,983
DMG Mori AG	3,614	161,678
Dr. Hoenle AG	2,084	64,043
Draegerwerk AG & Co. KGaA	1,062	78,732
Duerr AG	16,259	336,112
Eckert & Ziegler AG	1,547	243,184
Elmos Semiconductor AG	1,769	36,952
Elmos Semiconductor AG (c)	3,625	74,043
ElringKlinger AG (c)	11,206	48,278
Energiekontor AG	2,559	48,649
Fielmann AG	6,684	393,106
First Sensor AG	2,791	116,906
FORTEC Elektronik AG	253	3,885
Francotyp-Postalia Holding AG	3,300	10,329
Freenet AG	49,368	883,778
FUCHS Petrolub SE	5,536	180,458
GEA Group AG	40,635	836,733
Gerresheimer AG	10,086	644,497
Gesco AG	4,563	68,651
GFT Technologies SE	5,932	50,711
Grammer AG	583	12,313
Grand City Properties S.A.	33,731	711,498
H&R GmbH & Co. KGaA (c)	4,195	18,673
Hamburger Hafen und Logistik AG	8,624	120,694
Hawesko Holding AG	223	6,545
Heidelberger Druckmaschinen AG (c)	100,140	61,715
Hella GmbH & Co. KGaA	9,701	283,352
HolidayCheck Group AG	11,101	15,876
Hornbach Baumarkt AG	2,209	36,597
Hornbach Holding AG & Co. KGaA	2,126	89,446
Hugo Boss AG	20,336	523,197
Hypoport AG (c)	203	59,628
Indus Holding AG	9,327	244,865
Instone Real Estate Group AG (c)	1,604	25,613
Isra Vision AG	5,255	289,119
IVU Traffic Technologies AG	5,625	66,487
Jenoptik AG	16,366	268,374
JOST Werke AG	1,092	26,468
K&S AG	59,897	355,075
KION Group AG	1,215	53,370
Kloeckner & Co. SE	34,891	128,437
Koenig & Bauer AG	4,373	84,682
Krones AG	5,091	276,050
KSB SE & Co. KGaA	82	20,048
KWS Saat SE	3,725	192,706
LANXESS AG	26,260	1,051,281
Leifheit AG	2,964	64,301
Leoni AG (c)	12,471	81,473
LPKF Laser & Electronics AG (c)	5,659	107,170
Manz AG (c)	1,272	18,718

Germany—(Continued)
Medigene AG (c)	2,446	10,989
METRO AG	11,232	97,208
MLP SE	20,985	107,365
New Work SE	988	214,851
Nexus AG	5,374	165,231
Nordex SE (c)	23,261	181,541
Norma Group SE	10,781	202,916
OHB SE	2,315	81,540
OSRAM Licht AG (c)	23,399	1,040,517
Paragon GmbH & Co. KGaA	357	3,181
Patrizia Immobilien AG	19,307	447,755
Pfeiffer Vacuum Technology AG	1,991	286,111
PNE Wind AG	24,548	107,791
Progress-Werk Oberkirch AG	822	14,500
ProSiebenSat.1 Media SE	55,163	445,491
PSI Software AG	3,465	67,549
PVA TePla AG (c)	1,597	13,277
QSC AG	33,186	36,488
R Stahl AG (c)	1,594	27,407
Rheinmetall AG	14,334	1,023,049
Rhoen Klinikum AG	13,709	268,770
RIB Software SE	11,764	370,075
Rocket Internet SE (c)	20,003	409,603
SAF-Holland SE	22,056	89,579
Salzgitter AG	12,083	143,524
Schaltbau Holding AG (c)	2,019	54,295
Scout24 AG	10,598	638,016
Secunet Security Networks AG	391	51,407
SGL Carbon SE (c)	8,945	24,459
Siltronic AG	5,638	422,510
Sixt SE	4,968	268,507
SMA Solar Technology AG (c)	3,992	114,626
SMT Scharf AG (c)	1,117	9,664
Softing AG	3,104	18,160
Software AG	18,372	552,426
Stabilus S.A.	6,982	252,946
STRATEC SE	1,395	109,667
Stroeer SE & Co. KGaA	9,061	472,339
Suedzucker AG	26,310	381,038
Surteco SE	2,209	46,242
Suss Microtec AG (c)	6,216	44,340
TAG Immobilien AG	40,314	799,993
Takkt AG	11,656	90,659
Technotrans AG	2,427	30,753
Tele Columbus AG (c)	10,701	26,706
Traffic Systems SE	1,794	39,525
United Internet AG	7,280	218,381
VERBIO Vereinigte BioEnergie AG	9,187	84,431
Vossloh AG	4,712	165,766
Wacker Chemie AG	3,414	173,773
Wacker Neuson SE	10,071	111,164
Washtec AG	3,924	155,988
Wuestenrot & Wuerttembergische AG	3,373	52,315
Zeal Network SE	2,439	62,220

		28,386,942

BHFTII-75

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Ghana—0.0%
Tullow Oil plc (c)	488,272	$64,550

Greenland—0.0%
Gronlandsbanken A/S (c)	140	9,554

Guernsey, Channel Islands—0.0%
Raven Russia, Ltd. (c)	123,992	48,635

Hong Kong—2.6%
Aeon Credit Service Asia Co., Ltd.	44,000	28,493
Agritrade Resources, Ltd. (d)	630,000	14,511
Allied Group, Ltd.	22,000	99,887
Allied Properties HK, Ltd.	944,024	161,571
APAC Resources, Ltd.	70,825	7,839
Applied Development Holdings, Ltd. (c)	390,000	7,747
Arts Optical International Holdings, Ltd. (c)	16,000	2,146
Asia Financial Holdings, Ltd.	254,000	96,322
Asia Standard International Group, Ltd.	296,000	33,876
Associated International Hotels, Ltd.	14,000	27,268
Bel Global Resources Holdings, Ltd. (a) (b) (c)	520,000	0
Best Food Holding Co., Ltd. (c)	112,000	10,113
BOCOM International Holdings Co., Ltd.	117,000	16,085
Boill Healthcare Holdings, Ltd. (c)	960,000	4,464
Bright Smart Securities & Commodities Group, Ltd.	176,000	19,880
Brightoil Petroleum Holdings, Ltd. (a) (b) (c)	591,000	42,880
Brockman Mining, Ltd. (c)	1,040	20
Build King Holdings, Ltd.	160,000	15,014
Burwill Holdings, Ltd. (a) (b) (c)	1,566,000	10,766
Cafe de Coral Holdings, Ltd.	106,000	173,229
Camsing International Holding, Ltd. (a) (b) (c)	124,000	6,958
Century City International Holdings, Ltd.	616,000	31,751
Chen Hsong Holdings	150,000	34,177
Cheuk Nang Holdings, Ltd.	102,386	33,611
Chevalier International Holdings, Ltd.	75,139	89,829
China Baoli Technologies Holdings, Ltd. (a) (b) (c)	285,000	1,364
China Best Group Holding, Ltd. (c)	150,000	2,902
China Energy Development Holdings, Ltd. (c)	3,376,000	61,677
China Flavors & Fragrances Co., Ltd.	71,446	10,598
China Motor Bus Co., Ltd.	3,800	58,901
China Solar Energy Holdings, Ltd. (a) (b) (c)	162,000	705
China Star Entertainment, Ltd. (c)	378,000	79,300
China Strategic Holdings, Ltd. (c)	4,927,500	15,204
China Tonghai International Financial, Ltd. (c)	180,000	5,611
Chinese Estates Holdings, Ltd.	151,000	67,950
Chinney Investment, Ltd.	8,000	1,558
Chow Sang Sang Holdings International, Ltd.	119,000	117,724
Chuang’s China Investments, Ltd.	511,500	24,836
Chuang’s Consortium International, Ltd.	382,357	53,101
CK Life Sciences International Holdings, Inc.	1,070,000	127,840
CNT Group, Ltd.	246,000	9,808
Convoy Global Holdings, Ltd. (a) (b) (c)	1,314,000	5,305
Cosmopolitan International Holdings, Ltd. (c) (d)	258,000	32,192
Cowell e Holdings, Inc.	120,000	28,035
Crocodile Garments (c)	216,000	10,696
Cross-Harbour Holdings, Ltd. (The)	127,063	179,480
CSI Properties, Ltd.	2,274,023	65,677
CST Group, Ltd. (c)	8,984,000	28,976

Hong Kong—(Continued)
Dah Sing Banking Group, Ltd.	172,671	149,988
Dah Sing Financial Holdings, Ltd.	66,260	187,283
Dan Form Holdings Co., Ltd.	88,000	13,032
Dickson Concepts International, Ltd.	87,500	42,859
Dingyi Group Investment, Ltd. (c)	185,000	4,771
DMX Technologies Group, Ltd. (a) (b) (c)	186,000	0
Dynamic Holdings, Ltd.	20,000	25,716
Eagle Nice International Holdings, Ltd.	120,000	36,351
EcoGreen International Group, Ltd.	118,800	18,221
eForce Holdings, Ltd. (c)	128,000	2,236
Emperor Capital Group, Ltd. (c)	984,000	17,714
Emperor Entertainment Hotel, Ltd.	235,000	32,583
Emperor International Holdings, Ltd.	529,250	87,095
Emperor Watch & Jewellery, Ltd.	1,520,000	23,089
Energy International Investments Holdings, Ltd. (c)	580,000	5,733
ENM Holdings, Ltd. (c)	556,000	36,449
Esprit Holdings, Ltd. (a) (b) (c)	833,950	66,223
Fairwood Holdings, Ltd.	26,500	50,310
Far East Consortium International, Ltd.	507,832	182,600
Far East Holdings International, Ltd. (c)	150,000	2,844
First Pacific Co., Ltd.	622,000	114,841
Freeman FinTech Corp., Ltd. (a) (b) (c)	180,000	2,090
Future World Financial Holdings, Ltd. (c)	12,575	45
G-Resources Group, Ltd. (c)	8,956,800	51,847
Genting Hong Kong, Ltd. (c)	162,000	7,278
Get Nice Financial Group, Ltd.	104,000	8,975
Get Nice Holdings, Ltd.	2,574,000	48,030
Giordano International, Ltd.	446,000	80,939
Global Brands Group Holding, Ltd. (c)	126,000	3,319
Glorious Sun Enterprises, Ltd.	393,000	41,491
Gold Peak Industries Holdings, Ltd.	277,714	23,642
Gold-Finance Holdings, Ltd. (a) (b) (c)	214,000	373
Golden Resources Development International, Ltd.	370,000	28,866
Good Resources Holdings, Ltd. (c)	420,000	4,060
GR Properties, Ltd. (c)	150,000	30,893
Great Eagle Holdings, Ltd.	56,571	148,518
Great Harvest Maeta Group Holdings, Ltd. (c)	52,500	7,239
Greentech Technology International, Ltd. (c)	360,000	5,776
Haitong International Securities Group, Ltd.	570,562	145,129
Hang Lung Group, Ltd.	58,000	121,903
Hanison Construction Holdings, Ltd.	148,009	21,566
Hao Tian Development Group, Ltd. (c)	1,001,000	25,937
Harbour Centre Development, Ltd.	88,000	93,147
HKBN, Ltd.	186,500	293,358
HKR International, Ltd.	366,080	140,827
Hon Kwok Land Investment Co., Ltd.	140,000	43,238
Hong Kong Economic Times Holdings, Ltd.	50,000	7,001
Hong Kong Ferry Holdings Co., Ltd.	39,000	30,171
Hong Kong Finance Investment Holding Group, Ltd. (c)	262,000	26,697
Hongkong & Shanghai Hotels (The)	109,500	87,164
Hongkong Chinese, Ltd.	866,000	69,088
Hsin Chong Group Holdings, Ltd. (a) (b) (c)	918,000	31,083
Huarong Investment Stock Corp., Ltd. (c)	175,000	4,966
Hung Hing Printing Group, Ltd.	252,000	32,712
Hutchison Port Holdings Trust - Class U	397,400	40,364
Hutchison Telecommunications Hong Kong Holdings, Ltd.	526,000	86,594
Hysan Development Co., Ltd.	106,000	343,152

BHFTII-76

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Imagi International Holdings, Ltd. (c)	90,112	$7,485
International Housewares Retail Co., Ltd.	134,000	29,638
IPE Group, Ltd. (c)	285,000	27,203
IRC, Ltd. (c)	936,000	6,839
IT, Ltd.	220,000	37,863
ITC Properties Group, Ltd.	172,615	19,986
Jacobson Pharma Corp., Ltd.	90,000	16,339
Johnson Electric Holdings, Ltd.	106,875	167,366
K Wah International Holdings, Ltd.	17,000	7,294
Kader Holdings Co., Ltd.	224,000	19,358
Kaisa Health Group Holdings, Ltd. (c)	770,000	14,464
Kam Hing International Holdings, Ltd.	196,000	10,871
Karrie International Holdings, Ltd.	140,000	18,528
Keck Seng Investments	72,000	24,762
Kerry Logistics Network, Ltd.	124,000	153,272
Kerry Properties, Ltd.	46,000	120,795
Kingmaker Footwear Holdings, Ltd.	102,000	9,884
Kingston Financial Group, Ltd.	162,000	12,672
Kowloon Development Co., Ltd.	149,000	162,554
Lai Sun Development Co., Ltd.	105,513	112,898
Lai Sun Garment International, Ltd.	100,504	97,357
Lam Soon Hong Kong, Ltd.	15,000	23,722
Landing International Development, Ltd. (c)	310,800	9,909
Landsea Green Group Co., Ltd. (c)	268,000	27,587
Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	138,000	24,590
Lerthai Group, Ltd. (c)	18,000	7,221
Li & Fung, Ltd. (d)	1,430,000	187,336
Lifestyle International Holdings, Ltd.	134,500	112,745
Lippo China Resources, Ltd.	2,106,000	49,378
Lippo, Ltd.	122,000	35,407
Liu Chong Hing Investment, Ltd.	78,000	78,150
Luk Fook Holdings International, Ltd.	135,000	271,560
Luks Group Vietnam Holdings Co., Ltd.	68,000	11,427
Lung Kee Bermuda Holdings	90,000	23,979
Magnificent Hotel Investment, Ltd.	1,310,000	19,170
Man Wah Holdings, Ltd.	466,000	254,130
Mandarin Oriental International, Ltd.	67,000	85,800
Mason Group Holdings, Ltd.	7,685,000	27,665
Matrix Holdings, Ltd.	36,000	14,952
Melco International Development, Ltd.	149,000	214,355
Midland Holdings, Ltd. (c)	178,010	21,514
Ming Fai International Holdings, Ltd.	145,000	14,554
Miramar Hotel & Investment	45,000	72,927
Modern Dental Group, Ltd.	79,000	12,466
Nameson Holdings, Ltd.	130,000	7,354
National Electronic Holdings, Ltd.	182,600	24,208
New Century Group Hong Kong, Ltd.	912,000	13,742
Newocean Energy Holdings, Ltd. (c) (d)	398,000	58,995
OP Financial, Ltd.	284,000	40,504
Oriental Watch Holdings	215,600	42,941
Oshidori International Holdings, Ltd.	1,068,000	88,103
Pacific Andes International Holdings, Ltd. (a) (b) (c)	1,819,984	6,432
Pacific Basin Shipping, Ltd.	1,377,000	163,815
Pacific Textiles Holdings, Ltd.	240,000	114,974
Paliburg Holdings, Ltd.	208,000	55,268
Paradise Entertainment, Ltd.	168,000	15,351

Hong Kong—(Continued)
PC Partner Group, Ltd. (c)	54,000	9,015
PCCW, Ltd.	205,000	112,649
Perfect Shape Medical, Ltd. (c)	108,000	25,888
Pico Far East Holdings, Ltd.	318,000	55,202
Playmates Holdings, Ltd.	460,000	56,648
Playmates Toys, Ltd. (c)	236,000	7,046
Polytec Asset Holdings, Ltd.	580,900	65,062
PT International Development Co., Ltd. (c)	186,000	8,741
Public Financial Holdings, Ltd.	166,000	45,527
PYI Corp., Ltd. (c)	2,140,366	19,244
Rare Earth Magnesium Technology Group Holdings, Ltd.	500,000	12,547
Regal Hotels International Holdings, Ltd.	126,000	50,062
Regina Miracle International Holdings, Ltd.	71,000	31,025
Sa Sa International Holdings, Ltd. (c) (d)	286,320	42,663
Samson Holding, Ltd. (c)	146,000	4,794
SAS Dragon Holdings, Ltd.	140,000	43,339
SEA Holdings, Ltd.	103,896	69,759
Shangri-La Asia, Ltd.	122,000	82,497
Shun Ho Property Investments, Ltd.	21,615	4,795
Shun Tak Holdings, Ltd.	595,500	202,491
Sincere Watch Hong Kong, Ltd. (c)	250,000	2,585
Sing Tao News Corp., Ltd.	212,000	34,573
Singamas Container Holdings, Ltd.	724,000	38,698
SIS International Holdings	16,000	4,024
Sitoy Group Holdings, Ltd.	111,000	6,637
SmarTone Telecommunications Holdings, Ltd.	142,388	83,444
SOCAM Development, Ltd. (c)	41,987	10,050
Solomon Systech International, Ltd. (c)	920,000	10,786
Soundwill Holdings, Ltd.	41,500	37,509
South China Holdings Co., Ltd. (c)	1,240,000	24,151
Stella International Holdings, Ltd.	131,000	136,864
Success Universe Group, Ltd. (c)	240,000	4,839
Summit Ascent Holdings, Ltd. (c)	126,000	10,166
Sun Hing Vision Group Holdings, Ltd.	10,000	1,999
Sun Hung Kai & Co., Ltd.	222,440	83,560
SUNeVision Holdings, Ltd.	159,000	92,031
Synergy Group Holdings International, Ltd. (c)	112,000	1,445
TAI Cheung Holdings, Ltd.	192,000	128,147
Tai United Holdings, Ltd.	200,000	2,150
Tan Chong International, Ltd.	63,000	14,627
Tao Heung Holdings, Ltd.	204,000	25,941
Television Broadcasts, Ltd.	123,500	152,959
Texwinca Holdings, Ltd.	300,000	48,216
TK Group Holdings, Ltd.	62,000	21,263
Tom Group, Ltd. (c)	270,000	42,348
Tradelink Electronic Commerce, Ltd.	256,000	34,551
Transport International Holdings, Ltd.	95,364	200,282
Trinity, Ltd. (c)	466,000	7,729
Tsui Wah Holdings, Ltd.	136,000	5,513
Union Medical Healthcare, Ltd.	32,000	13,985
United Laboratories International Holdings, Ltd. (The) (d)	241,000	193,610
Up Energy Development Group, Ltd. (a) (b) (c)	92,000	287
Upbest Group, Ltd.	16,000	1,857
Value Convergence Holdings, Ltd. (c)	204,000	6,952
Valuetronics Holdings, Ltd.	89,790	32,076
Vedan International Holdings, Ltd.	296,000	27,871
Vitasoy International Holdings, Ltd.	94,000	283,874

BHFTII-77

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
VPower Group International Holdings, Ltd.	78,000	$22,631
VSTECS Holdings, Ltd.	263,200	122,531
VTech Holdings, Ltd.	37,200	268,317
Wai Kee Holdings, Ltd.	54,000	26,272
Wang On Group, Ltd.	2,200,000	16,954
We Solutions, Ltd. (c) (d)	348,000	18,595
Win Hanverky Holdings, Ltd.	332,000	12,777
Wing On Co. International, Ltd.	46,000	111,948
Wing Tai Properties, Ltd.	232,000	137,720
Wonderful Sky Financial Group Holdings, Ltd.	44,000	2,712
Xinyi Glass Holdings, Ltd.	34,000	38,736
YGM Trading, Ltd.	46,000	14,833
YT Realty Group, Ltd.	43,002	11,649
YTO Express Holdings, Ltd.	18,000	3,511
Yue Yuen Industrial Holdings, Ltd.	37,500	57,110
Yunfeng Financial Group, Ltd. (c)	34,000	14,059
Zhaobangji Properties Holdings, Ltd. (c)	80,000	15,230

		12,177,130

India—0.0%
Rhi Magnesita NV	397	10,080

Ireland—0.4%
Bank of Ireland Group plc	57,337	108,322
C&C Group plc	95,793	233,422
Cairn Homes plc (c)	122,402	90,891
Datalex plc (a) (b) (c)	4,783	906
FBD Holdings plc	10,350	70,592
Glanbia plc	41,020	445,574
Greencore Group plc	137,726	281,468
Hostelworld Group plc	2,650	1,750
Irish Continental Group plc	29,833	105,451
Permanent TSB Group Holdings plc (c)	15,086	8,911
San Leon Energy plc (c)	15,061	3,217
UDG Healthcare plc	54,342	424,719

		1,775,223

Isle of Man—0.0%
Hansard Global plc	2,566	1,004
Strix Group plc	27,212	55,575

		56,579

Israel—1.4%
Adgar Investment and Development, Ltd.	7,358	9,677
Afcon Holdings, Ltd. (c)	771	26,857
AFI Properties, Ltd. (c)	4,653	117,783
Africa Israel Residences, Ltd.	880	20,373
Airport City, Ltd. (c)	1	7
Allot, Ltd. (c)	10,216	99,579
Alrov Properties and Lodgings, Ltd.	3,141	85,981
Arad, Ltd.	2,224	30,990
Arko Holdings, Ltd. (c)	99,131	18,382
Ashtrom Group, Ltd.	5,365	59,048
Ashtrom Properties, Ltd.	11,444	54,750
Atreyu Capital Markets, Ltd.	2,021	26,802
AudioCodes, Ltd.	7,905	200,644

Israel—(Continued)
Avgol Industries 1953, Ltd. (c)	27,883	17,456
Azorim-Investment Development & Construction Co., Ltd. (c)	23,712	39,124
Bayside Land Corp.	205	119,935
Bet Shemesh Engines Holdings, Ltd.	2,139	53,697
Big Shopping Centers, Ltd.	1,031	75,671
BioLine RX, Ltd. (c)	1	0
Blue Square Real Estate, Ltd.	1,674	66,809
Brainsway, Ltd. (c)	2,193	8,200
Camtek, Ltd.	5,058	43,972
Carasso Motors, Ltd.	5,284	13,344
Cellcom Israel, Ltd. (c)	19,487	57,187
Ceragon Networks, Ltd. (a) (b) (c) (d)	14,799	18,647
Clal Insurance Enterprises Holdings, Ltd. (c)	9,289	77,523
Compugen, Ltd. (c)	18,461	137,089
Danel Adir Yeoshua, Ltd.	1,227	85,747
Delek Automotive Systems, Ltd.	10,535	41,100
Delta-Galil Industries, Ltd.	4,030	62,137
Dor Alon Energy in Israel, Ltd. (c)	766	15,005
Duniec Brothers, Ltd.	376	8,705
El Al Israel Airlines (c)	77,291	15,256
Electra Consumer Products 1970, Ltd.	3,289	58,049
Electra Real Estate, Ltd. (c)	4,280	20,327
Electra, Ltd.	652	273,727
Energix-Renewable Energies, Ltd. (c)	36,656	105,013
Enlight Renewable Energy, Ltd. (c)	117,775	117,783
Equital, Ltd. (c)	7,709	149,453
Evogene, Ltd. (c)	5,090	5,914
First International Bank of Israel, Ltd.	2,236	54,722
FMS Enterprises Migun, Ltd.	1,438	44,476
Formula Systems 1985, Ltd.	2,928	162,634
Fox Wizel, Ltd.	2,684	88,836
Gilat Satellite Networks, Ltd. (c)	9,844	72,113
Hadera Paper, Ltd. (c)	1,104	40,542
Hamlet Israel-Canada, Ltd. (c)	1,610	23,305
Harel Insurance Investments & Financial Services, Ltd.	28,064	152,985
Hilan, Ltd.	4,800	151,156
IDI Insurance Co., Ltd.	2,042	54,722
IES Holdings, Ltd.	569	24,764
Inrom Construction Industries, Ltd.	15,928	55,107
Intercure, Ltd. (c)	10,321	12,543
Israel Canada T.R., Ltd.	23,885	37,447
Israel Land Development Co., Ltd. (The)	3,950	35,862
Isras Investment Co., Ltd.	454	82,940
Issta Lines, Ltd.	1,175	13,263
Itamar Medical, Ltd. (c)	5,429	2,165
Kamada, Ltd. (c)	11,729	71,130
Kerur Holdings, Ltd.	1,544	37,267
Klil Industries, Ltd. (c)	315	18,617
Levinstein Properties, Ltd.	470	8,419
Magic Software Enterprises, Ltd.	9,462	75,533
Malam - Team, Ltd.	335	56,808
Matrix IT, Ltd.	10,787	176,830
Maytronics, Ltd.	14,096	88,285
Mediterranean Towers, Ltd. (c)	19,867	36,940
Mega Or Holdings, Ltd.	4,941	120,287
Mehadrin, Ltd. (c)	108	3,118
Meitav Dash Investments, Ltd.	8,613	22,260

BHFTII-78

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Israel—(Continued)
Menora Mivtachim Holdings, Ltd.	11,310	$127,822
Migdal Insurance & Financial Holding, Ltd.	94,179	49,049
Mivtach Shamir Holdings, Ltd.	1,966	36,327
Naphtha Israel Petroleum Corp., Ltd. (c)	14,775	52,477
Nawi Brothers, Ltd. (c)	4,888	19,558
Neto ME Holdings, Ltd.	788	36,475
Nova Measuring Instruments, Ltd. (c)	8,789	289,473
NR Spuntech Industries, Ltd.	3,848	6,194
Oil Refineries, Ltd.	418,554	114,644
One Software Technologies, Ltd.	900	58,993
OPC Energy, Ltd.	7,174	50,526
Partner Communications Co., Ltd. (c)	29,635	110,587
Paz Oil Co., Ltd.	2,185	183,940
Perion Network, Ltd. (c)	3,139	14,877
Phoenix Holdings, Ltd. (The)	20,176	95,802
Plasson Industries, Ltd.	1,729	56,588
Plus500, Ltd.	21,133	282,958
Priortech, Ltd.	2,244	19,253
Rami Levi Chain Stores Hashikma Marketing, Ltd.	2,198	121,846
Scope Metals Group, Ltd.	1,844	30,234
Shapir Engineering & Industry, Ltd. (c)	27,416	175,457
Shikun & Binui, Ltd.	73,332	254,393
Shufersal, Ltd.	9,755	55,331
Summit Real Estate Holdings, Ltd.	7,016	64,266
Suny Cellular Communication, Ltd. (c)	16,495	4,427
Tadiran Holdings, Ltd.	568	19,696
Union Bank of Israel	7,545	28,950
YH Dimri Construction & Development, Ltd.	1,237	34,182

		6,657,144

Italy—4.2%
A/S Roma S.p.A. (c) (d)	31,585	14,716
A2A S.p.A.	414,700	515,935
ACEA S.p.A.	22,854	363,344
Aeffe S.p.A. (c)	11,359	12,847
Amplifon S.p.A.	35,724	733,009
Anima Holding S.p.A.	92,515	248,386
Aquafil S.p.A.	3,537	13,038
Arnoldo Mondadori Editore S.p.A. (c)	63,913	93,675
Ascopiave S.p.A.	28,294	104,688
Autogrill S.p.A.	41,121	191,608
Autostrade Meridionali S.p.A.	777	16,400
Avio S.p.A.	4,587	57,704
Azimut Holding S.p.A.	40,388	582,926
B&C Speakers S.p.A.	1,431	13,879
Banca Carige S.p.A. (a) (b) (c)	156,432	48
Banca Farmafactoring S.p.A.	34,258	177,988
Banca Finnat Euramerica S.p.A.	50,851	12,758
Banca Generali S.p.A.	20,652	433,222
Banca IFIS S.p.A.	7,714	75,315
Banca Mediolanum S.p.A.	8,269	42,183
Banca Popolare dell’Emilia Romagna SC	202,667	622,946
Banca Popolare di Sondrio Scarl	173,614	262,637
Banca Profilo S.p.A.	117,883	19,018
Banca Sistema S.p.A.	9,271	11,004
Banco BPM S.p.A. (c) (d)	488,208	641,819

Italy—(Continued)
Banco di Desio e della Brianza S.p.A.	20,306	63,228
BasicNet S.p.A.	7,658	27,821
BE S.p.A	29,207	28,760
Biesse S.p.A.	6,021	59,708
Brembo S.p.A. (d)	45,165	336,378
Brunello Cucinelli S.p.A.	9,914	301,560
Buzzi Unicem S.p.A.	27,815	508,694
Cairo Communication S.p.A.	24,474	42,387
Carel Industries S.p.A.	3,661	46,563
Cementir Holding NV	21,979	118,833
Cerved Group S.p.A.	54,086	322,073
CIR SpA-Compagnie Industriali	315,684	145,173
Credito Emiliano S.p.A.	35,381	149,149
Credito Valtellinese S.p.A. (c)	2,927,424	158,847
d’Amico International Shipping S.A. (c)	115,150	10,646
Danieli & C Officine Meccaniche S.p.A.	4,846	59,727
Datalogic S.p.A.	8,028	94,028
De’Longhi S.p.A.	18,916	316,812
DeA Capital S.p.A.	32,300	39,111
DiaSorin S.p.A.	2,360	313,244
doBank S.p.A.	9,280	57,542
El.En. S.p.A.	2,807	49,346
Elica S.p.A. (c)	11,044	27,824
Emak S.p.A.	23,063	17,152
Enav S.p.A.	52,688	231,844
ERG S.p.A.	21,603	387,127
Esprinet S.p.A.	14,507	51,307
Eurotech S.p.A. (c)	13,076	71,964
Falck Renewables S.p.A.	49,296	258,517
Fiera Milano S.p.A.	10,587	32,469
Fila S.p.A.	3,057	23,062
Fincantieri S.p.A. (c) (d)	93,136	57,066
FinecoBank Banca Fineco S.p.A.	29,686	269,773
FNM S.p.A.	55,327	28,259
Geox S.p.A. (d)	34,378	27,871
Gruppo Editoriale L’Espresso S.p.A. (c)	52,528	26,317
Gruppo MutuiOnline S.p.A.	8,426	141,996
Hera S.p.A.	272,570	979,011
Illimity Bank S.p.A. (c)	11,884	81,915
IMMSI S.p.A. (c) (d)	100,436	36,205
Industria Macchine Automatiche S.p.A.	5,461	320,026
Intek Group S.p.A. (c)	80,757	18,171
Interpump Group S.p.A.	22,700	547,764
Iren S.p.A.	231,134	571,783
Italgas S.p.A.	151,950	832,905
Italmobiliare S.p.A.	3,471	91,104
IVS Group S.A.	3,278	23,300
Juventus Football Club S.p.A. (c)	194,611	166,887
La Doria S.p.A.	3,877	37,331
Leonardo S.p.A.	14,778	98,313
LU-VE S.p.A.	1,991	22,912
Maire Tecnimont S.p.A. (d)	42,334	67,106
MARR S.p.A.	12,745	180,311
Massimo Zanetti Beverage Group S.p.A.	3,423	13,179
Mediaset S.p.A. (c) (d)	170,346	366,352
Openjobmetis S.p.A. agenzia per il lavoro	1,209	5,751
OVS S.p.A. (c) (d)	56,351	48,762

BHFTII-79

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Piaggio & C S.p.A.	71,430	$127,821
Pirelli & C S.p.A.	74,211	265,651
Prima Industrie S.p.A.	1,853	26,278
Prysmian S.p.A.	47,301	757,504
RAI Way S.p.A.	24,727	133,682
Reno de Medici S.p.A.	46,743	28,117
Reply S.p.A.	6,572	402,040
Retelit S.p.A.	36,769	60,208
Rizzoli Corriere Della Sera Mediagroup S.p.A.	39,016	31,126
Sabaf S.p.A.	3,059	32,103
SAES Getters S.p.A.	1,640	33,478
Safilo Group S.p.A. (c)	12,212	10,232
Saipem S.p.A. (c)	197,655	485,713
Salini Impregilo S.p.A. (c)	70,140	89,764
Salvatore Ferragamo S.p.A. (d)	16,352	217,264
Saras S.p.A.	169,450	158,133
Servizi Italia S.p.A.	1,701	4,265
Sesa S.p.A.	2,065	89,382
Societa Cattolica di Assicurazioni SC	61,974	307,358
Sogefi S.p.A. (c) (d)	24,822	17,775
SOL S.p.A.	11,001	119,689
Tamburi Investment Partners S.p.A.	36,575	226,355
Technogym S.p.A.	25,428	167,380
Tinexta S.p.A.	6,919	70,030
Tod’s S.p.A.	3,954	132,574
TXT e-solutions S.p.A.	2,997	20,028
Uni Land S.p.A. (a) (b) (c)	4,937	0
Unieuro S.p.A.	3,192	21,692
Unione di Banche Italiane S.p.A.	325,151	857,496
Unipol Gruppo Finanziario S.p.A.	140,578	483,433
Zignago Vetro S.p.A.	9,968	119,531

		20,168,461

Japan—26.6%
77 Bank, Ltd. (The)	15,300	197,946
A&A Material Corp.	1,200	12,888
A&D Co., Ltd.	6,000	35,559
A/S One Corp.	1,800	158,825
Abist Co., Ltd.	600	9,727
Access Co., Ltd.	1,500	12,280
Achilles Corp.	6,500	105,497
Ad-sol Nissin Corp.	1,900	38,041
Adastria Co., Ltd.	8,040	90,362
ADEKA Corp.	26,000	325,515
Advan Co., Ltd.	6,700	67,591
Advance Create Co., Ltd.	800	12,434
Advanex, Inc.	900	11,633
Advantage Risk Management Co., Ltd.	1,300	7,228
Adventure, Inc. (d)	600	9,871
Adways, Inc.	4,000	8,311
Aeon Delight Co., Ltd.	6,200	189,968
Aeon Fantasy Co., Ltd. (d)	2,400	32,300
Aeon Hokkaido Corp.	2,600	17,773
Aeria, Inc. (c)	2,200	10,851
AFC-HD AMS Life Science Co., Ltd.	1,900	10,824
Agro-Kanesho Co., Ltd.	400	5,613

Japan—(Continued)
Ahresty Corp.	9,200	30,089
Ai Holdings Corp.	11,000	135,696
Aica Kogyo Co., Ltd.	2,100	60,191
Aichi Bank, Ltd. (The)	2,600	76,474
Aichi Corp.	10,800	68,521
Aichi Steel Corp.	4,300	125,313
Aichi Tokei Denki Co., Ltd.	1,600	60,610
Aida Engineering, Ltd.	20,700	132,498
Aiful Corp. (c)	96,400	215,726
Ain Holdings, Inc.	700	41,234
Aiphone Co., Ltd.	4,600	61,434
Airport Facilities Co., Ltd.	7,500	27,816
Aisan Industry Co., Ltd.	10,400	48,605
Aizawa Securities Co., Ltd.	13,800	96,437
Ajis Co., Ltd.	500	8,983
Akatsuki Corp.	3,400	8,422
Akatsuki, Inc.	1,500	50,117
Akebono Brake Industry Co., Ltd. (c)	17,400	24,612
Akita Bank, Ltd. (The)	6,200	89,119
Albis Co., Ltd.	1,600	30,583
Alconix Corp. (d)	6,400	63,913
Alinco, Inc.	5,800	50,035
Alpen Co., Ltd.	7,000	104,056
Alpha Corp.	2,200	18,595
Alpha Systems, Inc.	2,240	59,855
Alps Logistics Co., Ltd.	6,000	35,582
Altech Corp.	5,720	77,062
Amano Corp.	3,800	83,975
Amiyaki Tei Co., Ltd.	1,100	30,451
Anabuki Kosan, Inc.	800	10,186
Anest Iwata Corp.	10,400	95,987
AOI Electronics Co., Ltd.	1,100	19,822
AOI TYO Holdings, Inc.	6,428	25,388
AOKI Holdings, Inc.	15,900	106,934
Aomori Bank, Ltd. (The)	6,900	167,210
Aoyama Trading Co., Ltd.	14,500	124,566
Aoyama Zaisan Networks Co., Ltd.	1,400	13,961
Apaman Co., Ltd.	2,100	9,522
Arakawa Chemical Industries, Ltd.	6,600	73,510
Arata Corp.	4,200	180,079
Araya Industrial Co., Ltd.	2,600	25,264
Arcland Sakamoto Co., Ltd.	10,600	95,754
Arcland Service Holdings Co., Ltd.	4,000	53,577
Arcs Co., Ltd.	13,364	241,193
Arealink Co., Ltd.	3,100	20,135
Argo Graphics, Inc.	5,600	183,711
Arisawa Manufacturing Co., Ltd.	14,300	106,176
Arrk Corp. (c)	22,600	15,282
Artnature, Inc.	5,000	29,784
Asahi Broadcasting Corp.	2,400	15,382
Asahi Co., Ltd.	4,500	46,825
Asahi Diamond Industrial Co., Ltd.	21,200	90,946
Asahi Holdings, Inc.	9,600	201,253
Asahi Kogyosha Co., Ltd.	1,700	50,170
Asahi Net, Inc.	5,000	33,109
Asahi Printing Co., Ltd.	400	3,414
ASAHI YUKIZAI Corp.	5,000	64,606

BHFTII-80

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Asahipen Corp.	400	$6,139
Asante, Inc.	1,400	19,742
Asanuma Corp.	2,400	83,816
Asax Co., Ltd.	5,400	29,284
Ashimori Industry Co., Ltd.	1,600	12,994
ASKA Pharmaceutical Co., Ltd.	7,500	76,281
ASKUL Corp.	2,400	71,041
Asukanet Co., Ltd.	1,300	11,180
Ateam, Inc.	2,900	16,122
Atom Corp. (d)	25,900	204,718
Atrae, Inc. (c)	2,000	47,642
Atsugi Co., Ltd.	6,100	35,224
Aucfan Co., Ltd. (c)	1,700	8,900
Aucnet, Inc.	1,600	19,529
Autobacs Seven Co., Ltd.	22,700	262,049
Avant Corp.	5,800	41,191
Avantia Co., Ltd.	3,000	16,341
Avex, Inc.	12,000	94,578
Awa Bank, Ltd. (The)	14,600	308,700
Axell Corp.	3,800	22,254
Axial Retailing, Inc.	5,100	188,226
Axyz Co., Ltd.	500	9,697
Azia Co., Ltd.	1,500	16,338
Bando Chemical Industries, Ltd.	15,400	89,635
Bank of Iwate, Ltd. (The)	6,000	148,809
Bank of Kochi, Ltd. (The)	1,600	9,389
Bank of Nagoya, Ltd. (The)	5,400	130,822
Bank of Okinawa, Ltd. (The)	9,160	269,414
Bank of Saga, Ltd. (The)	6,100	64,815
Bank of the Ryukyus, Ltd.	15,800	155,281
Baroque Japan, Ltd.	1,100	6,381
BayCurrent Consulting, Inc.	4,200	196,296
Belc Co., Ltd.	2,800	148,878
Bell System24 Holdings, Inc.	9,900	103,011
Belluna Co., Ltd.	13,800	61,473
BeNEXT Group, Inc.	6,000	28,333
Bengo4.com, Inc. (c)	1,200	46,860
Bic Camera, Inc.	10,900	88,226
Biofermin Pharmaceutical Co., Ltd.	1,100	24,051
BML, Inc.	7,600	203,788
Bookoff Group Holdings, Ltd. (d)	4,700	34,962
Bourbon Corp.	600	9,606
BP Castrol KK	2,600	27,537
Br Holdings Corp.	7,400	34,600
BrainPad, Inc. (c)	1,100	43,105
Broadleaf Co., Ltd.	24,600	107,031
BRONCO BILLY Co., Ltd.	2,400	48,393
Bull-Dog Sauce Co., Ltd.	1,200	12,282
Bunka Shutter Co., Ltd.	19,000	138,349
Business Brain Showa-Ota, Inc.	800	19,842
C Uyemura & Co., Ltd.	2,800	151,239
C.I. Takiron Corp.	18,000	99,926
CAC Holdings Corp.	6,200	56,123
Can Do Co., Ltd.	3,500	54,588
Canare Electric Co., Ltd.	800	11,851
Canon Electronics, Inc.	7,400	109,226
Capital Asset Planning, Inc.	800	4,578

Japan—(Continued)
Career Design Center Co., Ltd.	1,600	11,268
Carlit Holdings Co., Ltd.	7,300	31,478
Cawachi, Ltd.	5,700	124,884
Central Automotive Products, Ltd.	2,300	39,715
Central Glass Co., Ltd.	15,000	261,223
Central Security Patrols Co., Ltd.	1,900	68,505
Central Sports Co., Ltd.	2,400	50,931
Ceres, Inc.	1,100	6,953
Charm Care Corp.	3,200	22,572
Chiba Kogyo Bank, Ltd. (The)	16,000	37,439
Chikaranomoto Holdings Co., Ltd.	1,000	5,625
Chilled & Frozen Logistics Holdings Co., Ltd.	2,800	32,153
CHIMNEY Co., Ltd.	1,400	21,153
Chino Corp.	2,700	30,643
Chiyoda Co., Ltd.	5,800	62,535
Chiyoda Integre Co., Ltd.	4,600	68,316
Chofu Seisakusho Co., Ltd.	5,700	134,490
Chori Co., Ltd.	5,000	71,107
Choushimaru Co., Ltd.	1,200	11,396
Chubu Shiryo Co., Ltd.	7,900	105,693
Chudenko Corp.	8,600	175,593
Chuetsu Pulp & Paper Co., Ltd.	3,500	44,837
Chugai Mining Co., Ltd. (c)	68,200	9,437
Chugai Ro Co., Ltd.	2,900	39,403
Chugoku Bank, Ltd. (The)	11,600	103,432
Chugoku Marine Paints, Ltd.	22,000	179,206
Chukyo Bank, Ltd. (The)	3,900	78,348
Chuo Gyorui Co., Ltd.	200	4,613
Chuo Spring Co., Ltd.	1,400	33,587
Citizen Watch Co., Ltd. (d)	84,900	301,159
CKD Corp.	900	12,310
Cleanup Corp.	7,300	36,186
CMIC Holdings Co., Ltd.	3,900	51,894
CMK Corp. (c)	18,200	74,883
Cocokara fine, Inc.	5,700	296,488
Colowide Co., Ltd. (d)	14,200	214,741
Como Co., Ltd.	400	8,839
Computer Engineering & Consulting, Ltd.	8,200	103,868
Computer Institute of Japan, Ltd.	2,000	13,833
Comture Corp.	5,400	109,767
CONEXIO Corp.	4,600	57,356
Core Corp.	2,500	27,431
Corona Corp.	5,600	49,847
Cosel Co., Ltd.	9,900	90,449
Cosmo Energy Holdings Co., Ltd.	17,400	244,519
Cosmos Initia Co., Ltd.	3,500	13,147
Cota Co., Ltd.	4,114	47,021
Create Medic Co., Ltd.	1,800	18,661
Create Restaurants Holdings, Inc. (d)	24,800	144,676
Create SD Holdings Co., Ltd.	7,500	189,152
Creek & River Co., Ltd.	2,600	18,040
Cresco, Ltd.	4,000	52,631
CTI Engineering Co., Ltd.	4,800	74,298
CTS Co., Ltd.	8,900	45,107
Cube System, Inc.	4,700	25,733
Curves Holdings Co., Ltd. (c)	11,600	55,343
Cyber Com Co., Ltd.	1,100	17,135

BHFTII-81

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Cybozu, Inc.	6,400	$112,097
Dai Nippon Toryo Co., Ltd.	9,400	69,185
Dai-Dan Co., Ltd.	6,000	162,656
Dai-ichi Seiko Co., Ltd. (d)	3,100	55,199
Daibiru Corp.	18,800	155,139
Daido Kogyo Co., Ltd.	2,000	12,871
Daido Metal Co., Ltd.	11,200	55,605
Daido Steel Co., Ltd. (d)	4,500	144,797
Daidoh, Ltd. (d)	10,800	20,107
Daihatsu Diesel Manufacturing Co., Ltd.	9,000	33,241
Daihen Corp.	7,200	192,807
Daiho Corp.	5,000	104,757
Daiichi Jitsugyo Co., Ltd.	2,800	89,263
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	5,000	34,803
Daiken Corp.	4,800	75,314
Daiken Medical Co., Ltd.	4,400	26,752
Daiki Aluminium Industry Co., Ltd.	9,000	48,112
Daiki Axis Co., Ltd.	1,300	8,917
Daiko Denshi Tsushin, Ltd.	1,300	7,185
Daikoku Denki Co., Ltd.	2,700	30,704
Daikokutenbussan Co., Ltd.	1,900	53,837
Daikyonishikawa Corp.	9,000	41,083
Dainichi Co., Ltd.	4,100	23,043
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	5,000	109,269
Daiohs Corp.	900	8,590
Daiseki Co., Ltd.	10,700	227,496
Daishi Hokuetsu Financial Group, Inc.	15,100	330,230
Daishinku Corp. (d)	2,600	35,736
Daisue Construction Co., Ltd.	2,300	16,200
Daito Bank, Ltd. (The)	5,200	27,412
Daito Pharmaceutical Co., Ltd.	3,960	109,003
Daitron Co., Ltd.	2,400	32,975
Daiwa Industries, Ltd.	11,000	95,829
Daiwabo Holdings Co., Ltd.	6,100	292,905
DCM Holdings Co., Ltd.	37,900	350,786
DD Holdings Co., Ltd.	3,000	22,117
Dear Life Co., Ltd.	4,700	16,871
Delica Foods Holdings Co., Ltd.	600	3,668
Demae-Can Co., Ltd.	2,700	26,262
Denki Kogyo Co., Ltd.	4,200	96,824
Densan System Co., Ltd.	1,700	33,685
Denyo Co., Ltd.	4,800	85,622
Descente, Ltd. (c)	8,100	95,051
Dexerials Corp.	15,300	98,776
Digital Arts, Inc.	2,900	125,294
Digital Garage, Inc.	2,100	67,003
Digital Information Technologies Corp.	1,300	15,082
Dip Corp.	8,100	130,301
DKS Co., Ltd.	3,300	114,474
DMG Mori Co., Ltd.	28,400	236,630
DMW Corp.	700	13,607
Doshisha Co., Ltd.	8,200	97,287
Double Standard, Inc. (d)	700	26,425
Doutor Nichires Holdings Co., Ltd.	11,500	174,729
Dowa Holdings Co., Ltd.	5,700	149,218
DSB Co., Ltd.	5,300	26,559
DTS Corp.	11,700	203,589

Japan—(Continued)
Duskin Co., Ltd.	13,700	360,905
DyDo Group Holdings, Inc. (d)	3,200	107,990
Dynic Corp.	3,200	22,789
E-Guardian, Inc.	2,400	34,563
Eagle Industry Co., Ltd.	7,800	48,926
Earth Corp.	2,200	116,867
EAT&Co, Ltd.	1,400	22,402
Ebara Foods Industry, Inc.	700	14,038
Ebara Jitsugyo Co., Ltd.	2,500	50,568
Ebase Co., Ltd.	4,800	32,545
Eco’s Co., Ltd.	800	12,327
EDION Corp.	28,900	239,415
EF-ON, Inc.	6,100	25,762
eGuarantee, Inc. (d)	8,200	120,107
Ehime Bank, Ltd. (The)	11,400	123,995
Eidai Co., Ltd.	10,000	25,611
Eiken Chemical Co., Ltd.	9,400	171,363
Eizo Corp.	6,300	183,799
Elan Corp.	3,200	42,675
Elecom Co., Ltd.	5,600	195,021
Elematec Corp.	8,000	57,006
EM Systems Co., Ltd.	9,000	74,968
en-japan, Inc.	900	16,808
Endo Lighting Corp.	2,600	14,069
Enigmo, Inc.	6,400	48,915
Enplas Corp.	3,400	66,687
Enshu, Ltd.	2,300	19,331
Entrust, Inc.	1,500	7,345
EPS Holdings, Inc.	8,800	91,971
eRex Co., Ltd.	8,000	91,207
ES-Con Japan, Ltd.	7,900	43,468
Escrow Agent Japan, Inc. (c)	5,100	7,215
Eslead Corp.	2,700	34,893
ESPEC Corp.	7,100	107,820
Exedy Corp.	11,600	171,759
Extreme Co., Ltd.	700	7,628
F&M Co., Ltd.	1,600	15,592
F-Tech, Inc.	6,000	23,669
F@N Communications, Inc.	11,700	44,797
Faith, Inc.	2,680	14,457
FALCO HOLDINGS Co., Ltd.	3,100	50,881
FCC Co., Ltd.	12,600	184,072
FDK Corp. (c)	3,600	15,828
Feed One Co., Ltd.	41,380	57,910
Ferrotec Holdings Corp. (d)	10,400	53,113
FFRI, Inc. (c)	1,000	17,407
FIDEA Holdings Co., Ltd.	62,510	59,062
Fields Corp.	6,000	15,748
Financial Products Group Co., Ltd.	8,400	42,376
FINDEX, Inc.	3,900	24,463
First Bank of Toyama, Ltd. (The)	10,700	29,123
First Brothers Co., Ltd.	900	5,884
First Juken Co., Ltd.	3,400	30,886
First-corp, Inc.	1,600	6,650
Fixstars Corp.	2,700	25,497
FJ Next Co., Ltd. (d)	2,300	17,417
Focus Systems Corp.	2,900	18,127

BHFTII-82

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Forval Corp.	1,900	$19,944
Foster Electric Co., Ltd.	8,800	90,397
France Bed Holdings Co., Ltd.	9,300	78,679
Freebit Co., Ltd.	2,100	12,524
Freund Corp.	2,400	10,461
FTGroup Co., Ltd.	1,500	14,513
Fudo Tetra Corp.	6,030	71,548
Fuji Co., Ltd.	6,700	111,605
Fuji Corp. (d)	13,800	210,867
Fuji Corp., Ltd.	8,600	40,908
Fuji Corp/Miyagi	600	10,382
Fuji Kyuko Co., Ltd.	3,100	80,001
Fuji Oil Co., Ltd.	21,100	36,902
Fuji Pharma Co., Ltd.	4,600	51,767
Fuji Seal International, Inc.	11,100	196,630
Fuji Soft, Inc.	4,900	157,558
Fujibo Holdings, Inc.	3,700	98,324
Fujicco Co., Ltd.	7,100	128,280
Fujikura Composites, Inc.	5,800	18,997
Fujikura Kasei Co., Ltd.	9,500	42,962
Fujikura, Ltd.	76,600	221,663
Fujimori Kogyo Co., Ltd.	4,800	130,029
Fujio Food System Co., Ltd. (d)	1,200	14,929
Fujisash Co., Ltd.	24,500	15,426
Fujishoji Co., Ltd.	1,300	7,798
Fujita Kanko, Inc.	2,000	28,753
Fujitec Co., Ltd.	9,600	123,714
Fujitsu Frontech, Ltd.	4,500	42,387
Fujitsu General, Ltd.	4,700	84,914
Fujiya Co., Ltd.	2,600	49,534
FuKoKu Co., Ltd.	5,100	29,206
Fukuda Corp.	2,100	82,342
Fukuda Denshi Co., Ltd.	400	31,183
Fukui Bank, Ltd. (The)	9,200	129,221
Fukui Computer Holdings, Inc.	2,700	54,218
Fukushima Bank, Ltd. (The)	11,200	16,479
Fukushima Galilei Co., Ltd.	4,200	132,225
Fukuyama Transporting Co., Ltd.	3,000	107,378
FULLCAST Holdings Co., Ltd.	5,500	62,817
Funai Electric Co., Ltd. (c)	7,900	35,187
Funai Soken Holdings, Inc.	11,770	233,905
Furukawa Battery Co., Ltd. (The)	5,000	25,228
Furukawa Co., Ltd.	10,500	103,016
Furukawa Electric Co., Ltd.	16,200	294,310
Furuno Electric Co., Ltd.	10,500	81,867
Furusato Industries, Ltd.	3,700	49,457
Furuya Metal Co., Ltd.	400	17,452
Furyu Corp.	2,400	18,321
Fuso Chemical Co., Ltd.	4,600	129,090
Fuso Pharmaceutical Industries, Ltd.	2,600	50,298
Futaba Corp.	10,200	99,516
Futaba Industrial Co., Ltd.	19,600	82,854
Future Corp.	7,400	95,653
Fuyo General Lease Co., Ltd.	5,600	283,887
G-7 Holdings, Inc.	4,200	89,936
G-Tekt Corp.	7,700	78,804
Gakken Holdings Co., Ltd.	6,400	109,462

Japan—(Continued)
Gakkyusha Co., Ltd.	1,700	18,205
Gakujo Co., Ltd.	900	10,788
GCA Corp.	5,800	30,220
Gecoss Corp.	4,600	33,397
Genki Sushi Co., Ltd. (d)	1,600	32,831
Genky DrugStores Co., Ltd.	2,400	45,905
Geo Holdings Corp.	12,300	149,258
Gfoot Co., Ltd.	2,100	8,477
Giken, Ltd.	4,600	150,473
GL Sciences, Inc.	1,300	11,852
GLOBERIDE, Inc.	3,500	60,668
Glory, Ltd.	9,000	207,396
GMO Click Holdings, Inc.	8,000	33,782
GMO Cloud K.K.	1,500	23,086
GMO internet, Inc.	2,900	48,777
GMO Pepabo, Inc.	700	8,829
Godo Steel, Ltd.	4,100	79,724
Goldcrest Co., Ltd. (d)	7,230	108,737
Golf Digest Online, Inc.	900	3,855
Good Com Asset Co., Ltd.	800	9,204
Grace Technology, Inc. (c)	900	21,225
Grandy House Corp.	3,600	11,971
Gree, Inc.	31,400	121,245
Greens Co., Ltd.	1,000	3,496
GS Yuasa Corp.	18,200	244,465
GSI Creos Corp.	2,800	25,719
Gun-Ei Chemical Industry Co., Ltd.	1,800	40,805
GungHo Online Entertainment, Inc.	4,100	57,397
Gunma Bank, Ltd. (The)	55,700	169,142
Gunze, Ltd.	6,600	221,997
Gurunavi, Inc.	8,500	43,599
H-One Co., Ltd.	6,000	27,666
H2O Retailing Corp.	18,900	138,390
HABA Laboratories, Inc. (d)	700	30,089
Hachijuni Bank, Ltd. (The)	3,700	13,405
Hagihara Industries, Inc.	4,000	52,298
Hagiwara Electric Holdings Co., Ltd.	1,200	24,447
Hakudo Co., Ltd.	1,500	17,874
Hakuto Co., Ltd.	5,900	52,882
Hakuyosha Co., Ltd.	800	19,954
Halows Co., Ltd.	1,100	28,013
Hamakyorex Co., Ltd.	5,600	136,523
Hamee Corp.	1,800	16,568
Hanwa Co., Ltd.	12,800	199,111
Happinet Corp.	5,000	50,760
Hard Off Corp. Co., Ltd.	3,700	22,022
Harima Chemicals Group, Inc.	7,100	73,832
Haruyama Holdings, Inc.	5,400	37,053
Hazama Ando Corp.	54,490	347,499
Hearts United Group Co., Ltd. (d)	2,600	17,578
Heiwa Corp.	1,900	35,603
Heiwa Real Estate Co., Ltd.	14,400	373,059
Heiwado Co., Ltd.	11,200	196,421
Helios Techno Holding Co., Ltd.	2,900	8,479
HI-LEX Corp.	7,700	87,390
Hibino Corp.	500	5,681
Hibiya Engineering, Ltd.	7,800	140,285

BHFTII-83

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Hiday Hidaka Corp.	7,496	$105,477
Himaraya Co., Ltd.	2,600	17,533
Hinokiya Group Co., Ltd.	1,500	20,362
Hioki EE Corp.	3,000	85,470
Hirakawa Hewtech Corp.	800	6,534
Hiramatsu, Inc. (c)	7,300	10,740
Hirano Tecseed Co., Ltd.	500	5,005
Hirata Corp.	300	12,764
Hirose Tusyo, Inc. (c)	300	4,453
Hiroshima Bank, Ltd. (The)	39,400	164,472
Hiroshima Gas Co., Ltd.	7,000	23,258
HIS Co., Ltd. (d)	9,400	122,918
Hisaka Works, Ltd.	9,600	65,602
Hitachi Maxell, Ltd.	15,300	150,524
Hitachi Zosen Corp.	61,600	198,333
Hito Communications Holdings, Inc.	1,700	14,510
Hochiki Corp.	4,600	58,167
Hodogaya Chemical Co., Ltd.	1,800	51,271
Hogy Medical Co., Ltd.	7,100	221,710
Hokkaido Electric Power Co., Inc.	48,900	211,995
Hokkaido Gas Co., Ltd.	5,400	77,384
Hokkan Holdings, Ltd.	5,000	71,538
Hokko Chemical Industry Co., Ltd.	8,000	41,415
Hokkoku Bank, Ltd. (The)	10,100	315,382
Hokuetsu Corp.	47,900	179,254
Hokuetsu Industries Co., Ltd.	7,000	70,209
Hokuhoku Financial Group, Inc.	33,100	296,511
Hokuriku Electric Industry Co., Ltd.	2,800	23,151
Hokuriku Electric Power Co.	47,000	329,916
Hokuriku Electrical Construction Co., Ltd.	3,000	25,286
Hokuriku Gas Co., Ltd.	1,000	28,927
Hokuto Corp.	7,100	123,849
Honda Tsushin Kogyo Co., Ltd.	6,100	21,405
Honeys Holdings Co., Ltd.	6,930	69,561
Honma Golf, Ltd.	27,000	13,852
Hoosiers Holdings Co., Ltd.	8,000	44,227
Hosiden Corp.	20,000	139,790
Hosokawa Micron Corp.	2,200	97,454
Hotland Co., Ltd.	3,200	27,973
House Do Co., Ltd.	600	3,909
Howa Machinery, Ltd.	5,700	33,113
HUB Co., Ltd.	1,200	6,888
Hyakugo Bank, Ltd. (The)	88,000	246,223
Hyakujushi Bank, Ltd. (The)	9,800	178,078
I K K, Inc.	3,100	17,895
I’rom Group Co., Ltd.	2,700	32,564
I-Net Corp.	3,520	43,126
I-O Data Device, Inc.	1,200	8,929
IBJ, Inc.	4,900	22,107
Ichibanya Co., Ltd.	3,800	156,795
Ichigo, Inc.	43,100	99,468
Ichiken Co., Ltd.	2,400	26,759
Ichikoh Industries, Ltd.	9,000	40,029
Ichimasa Kamaboko Co., Ltd.	1,100	9,763
ICHINEN HOLDINGS Co., Ltd.	7,400	78,340
Ichiyoshi Securities Co., Ltd.	12,600	51,969
Icom, Inc.	3,800	90,495

Japan—(Continued)
ID Holdings Corp.	2,600	33,639
Idec Corp.	7,500	95,087
IDOM, Inc.	20,400	74,095
Ihara Science Corp.	1,800	19,025
Iino Kaiun Kaisha, Ltd.	32,200	92,350
IJT Technology Holdings Co., Ltd.	9,000	34,679
Ikegami Tsushinki Co., Ltd.	2,600	20,169
Imagica Group, Inc.	4,500	14,599
Imasen Electric Industrial	7,200	43,417
Imuraya Group Co., Ltd.	2,900	48,624
Inaba Denki Sangyo Co., Ltd.	16,200	345,466
Inaba Seisakusho Co., Ltd.	3,200	37,850
Inabata & Co., Ltd.	17,700	193,457
Inageya Co., Ltd.	3,800	55,630
Ines Corp.	9,500	118,933
Infocom Corp.	7,500	171,250
Infomart Corp.	22,400	147,392
Information Services International-Dentsu, Ltd.	3,700	134,402
Innotech Corp.	6,600	52,508
Insource Co., Ltd.	1,250	28,008
Intage Holdings, Inc.	11,600	85,893
Intelligent Wave, Inc.	3,400	15,585
Inter Action Corp.	1,700	34,098
Internet Initiative Japan, Inc.	9,800	321,556
Inui Global Logistics Co., Ltd.	5,355	61,842
IR Japan Holdings, Ltd.	1,400	74,376
Iriso Electronics Co., Ltd.	5,500	162,379
Ise Chemicals Corp.	1,000	26,092
Iseki & Co., Ltd.	7,400	78,105
Ishihara Sangyo Kaisha, Ltd.	12,200	62,242
Ishii Iron Works Co., Ltd.	900	17,842
Ishizuka Glass Co., Ltd.	500	9,170
Isolite Insulating Products Co., Ltd.	2,900	11,911
Istyle, Inc. (c)	9,800	18,721
Itfor, Inc.	9,100	47,608
Itochu Enex Co., Ltd.	19,400	151,788
Itochu-Shokuhin Co., Ltd.	2,400	97,147
Itoham Yonekyu Holdings, Inc.	26,000	153,569
Itoki Corp.	15,600	45,726
Itokuro, Inc. (c)	1,900	22,603
IwaiCosmo Holdings, Inc.	7,900	68,780
Iwaki & Co., Ltd.	9,000	35,890
Iwaki Co., Ltd.	1,300	10,329
Iwasaki Electric Co., Ltd.	2,500	29,515
Iwatani Corp. (d)	10,300	345,183
Iwatsuka Confectionery Co., Ltd.	500	14,862
Iyo Bank, Ltd. (The) (d)	32,700	165,697
J Trust Co., Ltd. (d)	14,700	30,465
J-Oil Mills, Inc.	4,000	169,507
JAC Recruitment Co., Ltd.	3,300	30,998
Jaccs Co., Ltd.	3,900	66,097
Jafco Co., Ltd. (c)	9,300	242,418
Jalux, Inc. (c)	2,400	33,150
Jamco Corp. (d)	3,400	22,032
Janome Sewing Machine Co., Ltd.	7,099	19,190
Japan Asia Investment Co., Ltd. (c)	4,900	8,020
Japan Asset Marketing Co., Ltd. (c)	29,300	23,065

BHFTII-84

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Japan Aviation Electronics Industry, Ltd.	12,000	$144,224
Japan Best Rescue System Co., Ltd.	4,700	26,486
Japan Cash Machine Co., Ltd.	2,100	10,519
Japan Display, Inc. (c)	81,900	37,088
Japan Electronic Materials Corp.	2,400	18,030
Japan Elevator Service Holdings Co., Ltd.	3,400	78,126
Japan Foundation Engineering Co., Ltd.	10,200	34,797
Japan Investment Adviser Co., Ltd.	3,200	18,276
Japan Lifeline Co., Ltd.	15,500	195,272
Japan Material Co., Ltd.	12,900	169,178
Japan Medical Dynamic Marketing, Inc.	5,200	78,617
Japan Oil Transportation Co., Ltd.	700	17,177
Japan Petroleum Exploration Co., Ltd.	10,200	167,426
Japan Property Management Center Co., Ltd.	4,100	40,371
Japan Pulp & Paper Co., Ltd.	3,700	128,607
Japan Securities Finance Co., Ltd.	18,400	84,072
Japan Steel Works, Ltd. (The)	13,000	156,995
Japan Transcity Corp.	12,000	51,832
Japan Wool Textile Co., Ltd. (The)	19,700	171,190
Jastec Co., Ltd.	5,100	46,379
JBCC Holdings, Inc.	5,300	81,955
JCU Corp.	6,400	133,204
Jeol, Ltd.	11,000	267,887
JFLA Holdings, Inc.	3,100	9,642
JIG-SAW, Inc. (c)	900	31,597
Jimoto Holdings, Inc.	67,900	57,319
JINS Holdings, Inc.	4,200	230,906
JK Holdings Co., Ltd.	5,600	35,738
JM Holdings Co., Ltd.	2,000	40,912
JMS Co., Ltd.	7,500	60,694
Joban Kosan Co., Ltd.	1,700	21,619
Joshin Denki Co., Ltd.	7,000	134,778
Joyful Honda Co., Ltd.	4,900	56,993
JP-Holdings, Inc.	17,900	42,977
JSB Co., Ltd.	500	19,939
JSP Corp.	5,100	65,965
Juki Corp.	11,200	57,024
Juroku Bank, Ltd. (The)	12,200	213,073
JVC Kenwood Corp.	53,300	96,120
K&O Energy Group, Inc.	5,400	74,899
Kadokawa Corp. (c)	12,508	157,513
Kadoya Sesame Mills, Inc.	800	27,215
Kaga Electronics Co., Ltd.	7,200	113,262
Kakiyasu Honten Co., Ltd.	3,000	63,674
Kamakura Shinsho, Ltd.	2,400	23,416
Kameda Seika Co., Ltd.	3,800	174,474
Kamei Corp.	8,700	81,796
Kanaden Corp.	7,200	83,558
Kanagawa Chuo Kotsu Co., Ltd.	2,400	89,094
Kanamic Network Co., Ltd.	4,200	20,309
Kanamoto Co., Ltd.	8,800	171,249
Kandenko Co., Ltd.	13,800	110,096
Kaneka Corp.	3,100	74,247
Kaneko Seeds Co., Ltd.	900	11,127
Kanematsu Corp.	29,800	306,060
Kanematsu Electronics, Ltd.	3,500	110,361
Kanemi Co., Ltd.	100	2,564

Japan—(Continued)
Kansai Super Market, Ltd.	3,400	32,183
Kanto Denka Kogyo Co., Ltd.	15,000	107,408
Kappa Create Co., Ltd. (c) (d)	7,100	87,685
Kasai Kogyo Co., Ltd.	8,600	42,053
Katakura & Co-op Agri Corp.	1,600	16,339
Katakura Industries Co., Ltd.	9,500	93,464
Kato Sangyo Co., Ltd.	7,100	225,423
Kato Works Co., Ltd.	3,800	41,564
Kawada Technologies, Inc.	1,500	75,190
Kawai Musical Instruments Manufacturing Co., Ltd.	1,600	35,807
Kawasaki Kinkai Kisen Kaisha, Ltd.	700	16,275
Kawasaki Kisen Kaisha, Ltd. (c)	8,900	66,687
Kawasumi Laboratories, Inc.	4,900	44,053
KeePer Technical Laboratory Co., Ltd.	1,500	19,551
Keihanshin Building Co., Ltd.	14,500	179,498
Keihin Co., Ltd./Minato-Ku Tokyo Japan	2,300	24,087
Keihin Corp.	15,600	366,413
Keiyo Bank, Ltd. (The)	44,500	220,141
Keiyo Co., Ltd.	14,400	65,875
Kenedix, Inc.	63,300	239,860
Kenko Mayonnaise Co., Ltd.	4,100	77,402
KFC Holdings Japan, Ltd.	4,000	85,526
KH Neochem Co., Ltd.	8,800	123,485
Ki-Star Real Estate Co., Ltd.	1,300	13,544
Kimoto Co., Ltd.	14,900	18,371
Kimura Chemical Plants Co., Ltd.	3,300	13,342
King Jim Co., Ltd.	5,800	44,816
Kinki Sharyo Co., Ltd. (The) (c)	1,200	11,719
Kintetsu Department Store Co., Ltd.	1,900	44,200
Kintetsu World Express, Inc.	10,800	158,662
Kirindo Holdings Co., Ltd.	2,500	40,085
Kissei Pharmaceutical Co., Ltd.	8,100	208,593
Kita-Nippon Bank, Ltd. (The)	2,900	52,820
Kitagawa Iron Works Co., Ltd.	3,100	44,119
Kitano Construction Corp.	1,400	32,929
Kitanotatsujin Corp. (d)	7,600	37,332
Kito Corp.	5,900	54,337
Kitz Corp.	31,200	188,595
Kiyo Bank, Ltd. (The)	25,000	369,739
KLab, Inc. (c)	10,600	66,477
KNT-CT Holdings Co., Ltd. (c)	2,900	19,389
Koa Corp.	10,200	84,102
Koatsu Gas Kogyo Co., Ltd.	11,100	74,291
Kobe Electric Railway Co., Ltd. (c)	1,400	49,718
Kobe Steel, Ltd. (c)	92,200	284,628
Kobelco Eco-Solutions Co., Ltd.	1,200	19,240
Kohnan Shoji Co., Ltd.	10,400	210,765
Kohsoku Corp.	4,000	45,007
Koike Sanso Kogyo Co., Ltd.	700	12,910
Kojima Co., Ltd.	12,000	37,854
Kokusai Co., Ltd.	3,400	20,710
Kokuyo Co., Ltd.	18,000	252,245
KOMAIHALTEC, Inc. (d)	1,800	24,838
Komatsu Seiren Co., Ltd.	10,200	69,463
Komatsu Wall Industry Co., Ltd.	2,700	49,165
KOMEDA Holdings Co., Ltd.	12,400	191,171
Komehyo Co., Ltd.	1,300	8,734

BHFTII-85

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Komeri Co., Ltd.	12,300	$220,709
Komori Corp.	18,900	129,081
Konaka Co., Ltd.	7,300	19,803
Kondotec, Inc.	7,900	67,997
Konishi Co., Ltd.	9,900	131,401
Konoike Transport Co., Ltd.	5,400	57,938
Kosaido Co., Ltd. (c)	3,700	24,287
Koshidaka Holdings Co., Ltd.	11,600	39,316
Kotobuki Spirits Co., Ltd.	2,200	98,860
Kourakuen Holdings Corp. (d)	3,800	47,921
Kozo Keikaku Engineering, Inc.	700	16,387
Krosaki Harima Corp.	1,900	71,872
KRS Corp.	2,200	32,386
KU Holdings Co., Ltd.	8,000	62,966
Kumagai Gumi Co., Ltd.	9,100	210,322
Kumiai Chemical Industry Co., Ltd.	19,995	153,646
Kura Sushi, Inc.	3,300	122,060
Kurabo Industries, Ltd.	7,600	182,184
Kureha Corp.	5,200	211,770
Kurimoto, Ltd.	3,500	61,432
Kushikatsu Tanaka Holdings Co.	1,100	11,462
KYB Corp. (c)	7,400	141,465
Kyoden Co., Ltd.	6,500	15,015
Kyodo Printing Co., Ltd.	3,000	75,967
Kyoei Steel, Ltd.	6,100	70,340
Kyokuto Boeki Kaisha, Ltd.	1,800	21,581
Kyokuto Kaihatsu Kogyo Co., Ltd.	11,400	124,962
Kyokuto Securities Co., Ltd.	7,600	40,929
Kyokuyo Co., Ltd.	3,500	82,593
KYORIN Holdings, Inc.	15,500	314,574
Kyoritsu Maintenance Co., Ltd.	6,718	146,391
Kyoritsu Printing Co., Ltd.	6,800	9,637
Kyosan Electric Manufacturing Co., Ltd.	16,000	68,999
Kyowa Electronic Instruments Co., Ltd.	8,000	30,391
Kyowa Leather Cloth Co., Ltd.	3,300	21,877
Kyushu Financial Group, Inc.	32,800	125,452
LAC Co., Ltd.	5,900	40,919
Lacto Japan Co., Ltd.	1,400	42,832
Land Business Co., Ltd.	1,700	4,009
LEC, Inc.	8,800	88,288
LECIP Holdings Corp.	600	2,403
Life Corp.	4,400	121,654
LIFULL Co., Ltd.	17,000	47,755
Like Co., Ltd.	2,100	27,238
Linical Co., Ltd.	2,600	19,649
Link And Motivation, Inc. (d)	8,900	25,181
Lintec Corp.	8,400	177,034
Litalico, Inc. (c)	900	17,413
LIXIL VIVA Corp.	5,200	88,398
Look Holdings, Inc.	2,200	15,501
M&A Capital Partners Co., Ltd. (c) (d)	3,600	85,395
Macnica Fuji Electronics Holdings, Inc.	14,550	180,588
Macromill, Inc.	10,400	59,853
Maeda Corp.	37,700	278,190
Maeda Kosen Co., Ltd.	5,700	108,068
Maeda Road Construction Co., Ltd. (d)	11,700	218,161
Maezawa Kasei Industries Co., Ltd.	5,700	52,653

Japan—(Continued)
Maezawa Kyuso Industries Co., Ltd.	3,900	69,341
Makino Milling Machine Co., Ltd.	8,000	210,715
Mamiya-Op Co., Ltd.	1,900	13,239
MarkLines Co., Ltd.	3,000	44,946
Mars Engineering Corp.	3,600	57,221
Marubun Corp.	8,200	36,142
Marudai Food Co., Ltd.	7,600	137,770
Marufuji Sheet Piling Co., Ltd.	1,300	20,666
Maruha Nichiro Corp.	10,900	228,042
Maruka Corp.	900	15,670
Marumae Co., Ltd.	2,500	16,579
Marusan Securities Co., Ltd.	19,700	82,574
Maruwa Co., Ltd.	3,500	213,465
Maruwa Unyu Kikan Co., Ltd.	2,200	49,672
Maruyama Manufacturing Co., Inc.	1,500	15,565
Maruzen CHI Holdings Co., Ltd.	11,900	40,829
Maruzen Co. Ltd/Taito ward	900	14,979
Maruzen Showa Unyu Co., Ltd.	4,600	101,798
Marvelous, Inc.	9,500	46,949
Matching Service Japan Co., Ltd.	1,200	7,022
Matsuda Sangyo Co., Ltd.	5,900	69,322
Matsui Construction Co., Ltd.	7,800	48,020
Matsuya Foods Co., Ltd. (d)	2,500	91,352
Max Co., Ltd.	8,400	129,405
Maxvalu Tokai Co., Ltd.	3,500	61,909
MCJ Co., Ltd.	19,900	110,042
MEC Co., Ltd.	5,800	80,557
Media Do Holdings Co., Ltd.	1,700	47,540
Medical Data Vision Co., Ltd. (c)	5,700	34,525
Medical System Network Co., Ltd.	5,300	21,097
Medius Holdings Co., Ltd.	1,800	13,959
MedPeer, Inc. (c)	3,200	42,239
Megachips Corp. (c)	4,800	68,919
Megmilk Snow Brand Co., Ltd.	12,200	277,657
Meidensha Corp.	11,600	173,981
Meiji Electric Industries Co., Ltd.	1,000	12,712
Meiji Shipping Co., Ltd.	8,500	27,082
Meiko Electronics Co., Ltd.	6,300	77,847
Meiko Network Japan Co., Ltd.	7,200	50,823
Meisei Industrial Co., Ltd.	13,500	91,219
Meitec Corp.	7,700	306,434
Meito Sangyo Co., Ltd.	3,000	37,076
Meiwa Corp. (d)	8,100	37,353
Meiwa Estate Co., Ltd.	5,200	23,040
Melco Holdings, Inc.	1,500	30,319
Members Co., Ltd.	1,800	22,477
Menicon Co., Ltd.	4,100	183,244
Mercuria Investment Co., Ltd.	2,100	10,510
Metaps, Inc. (c)	1,600	7,036
METAWATER Co., Ltd.	1,800	64,101
Michinoku Bank, Ltd. (The)	5,700	62,705
Micronics Japan Co., Ltd.	2,600	18,757
Mie Kotsu Group Holdings, Inc.	6,200	29,047
Mikuni Corp. (d)	7,300	16,493
Milbon Co., Ltd.	7,320	369,823
MIMAKI ENGINEERING Co., Ltd.	4,400	16,802
Mimasu Semiconductor Industry Co., Ltd.	6,800	111,174

BHFTII-86

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Ministop Co., Ltd.	5,400	$72,892
Miraca Holdings, Inc.	14,400	303,813
Miraial Co., Ltd.	2,900	25,078
Mirait Holdings Corp.	24,080	300,299
Miroku Jyoho Service Co., Ltd. (d)	5,500	121,247
Mitani Corp.	6,600	327,228
Mitani Sekisan Co., Ltd.	3,700	158,113
Mito Securities Co., Ltd.	24,000	42,212
Mitsuba Corp. (c) (d)	12,300	47,514
Mitsubishi Logisnext Co., Ltd.	8,400	67,849
Mitsubishi Paper Mills, Ltd.	12,000	39,252
Mitsubishi Pencil Co., Ltd.	6,200	81,679
Mitsubishi Research Institute, Inc.	2,000	60,876
Mitsubishi Shokuhin Co., Ltd.	4,800	123,757
Mitsubishi Steel Manufacturing Co., Ltd. (c)	5,900	43,503
Mitsuboshi Belting, Ltd.	8,500	96,053
Mitsui Engineering & Shipbuilding Co., Ltd. (c)	30,000	144,405
Mitsui High-Tec, Inc.	9,500	97,875
Mitsui Matsushima Co., Ltd.	5,200	42,360
Mitsui Mining & Smelting Co., Ltd.	12,700	211,959
Mitsui Sugar Co., Ltd.	6,100	117,498
Mitsui-Soko Holdings Co., Ltd.	7,400	95,755
Mitsumura Printing Co., Ltd.	500	6,468
Mitsuuroko Group Holdings Co., Ltd. (d)	12,900	135,628
Mixi, Inc.	11,700	169,979
Miyaji Engineering Group, Inc.	1,800	26,998
Miyazaki Bank, Ltd. (The)	6,000	132,510
Miyoshi Oil & Fat Co., Ltd.	2,800	28,664
Mizuho Leasing Co., Ltd.	7,200	140,214
Mizuho Medy Co., Ltd.	500	6,636
Mizuno Corp.	6,600	114,221
Mochida Pharmaceutical Co., Ltd.	700	27,046
Modec, Inc.	6,100	73,700
Monex Group, Inc.	65,600	103,654
Money Partners Group Co., Ltd.	7,100	12,229
Monogatari Corp. (The) (d)	1,700	97,946
MORESCO Corp.	2,500	19,799
Morinaga Milk Industry Co., Ltd.	8,800	339,862
Morita Holdings Corp.	11,200	172,615
Morito Co., Ltd.	1,700	11,621
Morozoff, Ltd.	900	43,134
Mory Industries, Inc.	2,800	64,628
Moshi Moshi Hotline, Inc.	11,500	111,263
Mr. Max Holdings, Ltd.	10,500	32,429
MTI, Ltd.	9,200	46,507
Mugen Estate Co., Ltd.	400	1,553
Murakami Corp.	3,000	57,623
Musashi Seimitsu Industry Co., Ltd.	15,800	120,941
Musashino Bank, Ltd. (The)	11,200	142,652
Mutoh Holdings Co., Ltd.	900	11,763
N Field Co., Ltd.	3,200	11,096
NAC Co., Ltd.	3,600	26,291
Nachi-Fujikoshi Corp.	6,000	161,940
Nafco Co., Ltd.	1,400	12,687
Nagano Bank, Ltd. (The)	3,500	36,422
Nagano Keiki Co., Ltd.	4,200	31,220
Nagase & Co., Ltd.	15,200	180,054

Japan—(Continued)
Nagatanien Holdings Co., Ltd.	4,000	81,818
Nagawa Co., Ltd. (d)	2,000	127,520
Naigai Trans Line, Ltd.	2,100	22,617
Nakabayashi Co., Ltd.	5,500	27,471
Nakamuraya Co., Ltd.	1,600	57,917
Nakanishi, Inc.	8,000	106,366
Nakano Corp.	4,000	13,444
Nakayama Steel Works, Ltd.	6,300	23,344
Nakayamafuku Co., Ltd.	2,000	8,621
Namura Shipbuilding Co., Ltd.	18,956	35,807
Nanto Bank, Ltd. (The)	9,200	189,919
Narasaki Sangyo Co., Ltd.	800	12,829
Natori Co., Ltd.	2,600	41,372
NEC Capital Solutions, Ltd.	3,800	64,645
NEC Networks & System Integration Corp.	6,400	259,523
NET One Systems Co., Ltd.	10,400	216,329
Neturen Co., Ltd.	9,800	63,839
New Art Holdings Co., Ltd.	1,235	6,597
New Japan Chemical Co., Ltd.	9,900	14,190
Nextage Co., Ltd.	9,800	64,003
Nexyz Group Corp.	2,500	22,423
NF Corp.	1,600	21,970
NHK Spring Co., Ltd.	13,100	85,699
Nice Corp. (c)	3,100	26,451
Nichi-iko Pharmaceutical Co., Ltd.	13,200	174,413
Nichia Steel Works, Ltd.	13,000	33,956
Nichias Corp.	16,500	309,093
Nichiban Co., Ltd.	4,000	55,416
Nichicon Corp.	20,100	125,673
Nichiden Corp.	5,200	102,441
Nichiha Corp.	9,000	170,729
NichiiGakkan Co., Ltd.	11,800	113,020
Nichimo Co., Ltd.	1,600	24,169
Nichireki Co., Ltd.	9,000	108,505
Nichirin Co., Ltd.	1,400	16,235
Nihon Chouzai Co., Ltd.	3,320	50,637
Nihon Dempa Kogyo Co., Ltd. (c)	7,600	23,804
Nihon Flush Co., Ltd.	6,000	52,773
Nihon House Holdings Co., Ltd.	15,000	40,675
Nihon Kagaku Sangyo Co., Ltd.	3,000	25,861
Nihon Nohyaku Co., Ltd.	14,000	54,223
Nihon Parkerizing Co., Ltd.	24,500	255,697
Nihon Plast Co., Ltd.	4,500	18,214
Nihon Tokushu Toryo Co., Ltd.	2,900	21,088
Nihon Yamamura Glass Co., Ltd.	3,800	30,021
Nikkato Corp.	1,700	9,195
Nikkiso Co., Ltd.	18,300	136,281
Nikko Co., Ltd.	9,000	50,657
Nikkon Holdings Co., Ltd.	16,100	315,341
Nippon Air Conditioning Services Co., Ltd.	9,600	60,110
Nippon Aqua Co., Ltd.	3,000	17,683
Nippon Beet Sugar Manufacturing Co., Ltd.	4,500	71,781
Nippon Carbide Industries Co., Inc.	2,300	21,337
Nippon Carbon Co., Ltd.	3,000	89,313
Nippon Chemi-Con Corp.	5,900	64,823
Nippon Chemical Industrial Co., Ltd.	3,000	61,590
Nippon Chemiphar Co., Ltd.	800	18,344

BHFTII-87

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nippon Coke & Engineering Co., Ltd. (d)	71,000	$40,139
Nippon Commercial Development Co., Ltd. (d)	2,500	30,966
Nippon Computer Dynamics Co., Ltd.	1,700	9,894
Nippon Concept Corp.	1,500	18,935
Nippon Concrete Industries Co., Ltd.	14,000	34,719
Nippon Denko Co., Ltd. (c)	43,865	60,876
Nippon Densetsu Kogyo Co., Ltd.	12,500	245,431
Nippon Electric Glass Co., Ltd.	15,200	203,618
Nippon Felt Co., Ltd.	8,600	34,710
Nippon Filcon Co., Ltd.	5,200	23,201
Nippon Fine Chemical Co., Ltd.	4,300	59,947
Nippon Flour Mills Co., Ltd.	21,700	339,747
Nippon Gas Co., Ltd.	10,100	336,110
Nippon Hume Corp.	8,200	47,390
Nippon Kayaku Co., Ltd.	7,900	72,706
Nippon Kinzoku Co., Ltd. (c)	1,900	10,568
Nippon Kodoshi Corp.	1,600	13,317
Nippon Koei Co., Ltd.	5,000	136,029
Nippon Koshuha Steel Co., Ltd. (c)	3,100	10,554
Nippon Light Metal Holdings Co., Ltd.	198,000	309,500
Nippon Paper Industries Co., Ltd.	13,600	193,917
Nippon Parking Development Co., Ltd.	65,100	81,500
Nippon Pillar Packing Co., Ltd.	6,500	75,667
Nippon Piston Ring Co., Ltd.	3,200	33,467
Nippon Rietec Co., Ltd.	5,800	84,279
Nippon Road Co., Ltd. (The)	2,700	171,956
Nippon Seiki Co., Ltd.	15,000	159,924
Nippon Seisen Co., Ltd.	1,200	32,925
Nippon Sharyo, Ltd. (c)	2,600	66,143
Nippon Sheet Glass Co., Ltd. (c)	33,000	101,539
Nippon Signal Co., Ltd.	18,700	182,527
Nippon Soda Co., Ltd.	9,200	229,561
Nippon Steel Trading Corp.	5,196	175,653
Nippon Suisan Kaisha, Ltd.	69,900	309,320
Nippon Systemware Co., Ltd.	1,900	30,544
Nippon Thompson Co., Ltd.	23,200	79,163
Nippon Yakin Kogyo Co., Ltd. (d)	5,400	83,975
Nipro Corp.	24,600	289,634
Nishi-Nippon Financial Holdings, Inc.	29,200	164,788
Nishi-Nippon Railroad Co., Ltd.	9,400	232,903
Nishikawa Rubber Co., Ltd.	1,200	13,553
Nishimatsu Construction Co., Ltd.	19,400	372,014
Nishimatsuya Chain Co., Ltd.	11,800	81,444
Nishimoto Co., Ltd.	1,400	26,139
Nishio Rent All Co., Ltd.	4,400	92,379
Nissan Shatai Co., Ltd.	7,500	65,252
Nissan Tokyo Sales Holdings Co., Ltd.	11,000	21,913
Nissei ASB Machine Co., Ltd.	2,800	81,266
Nissei Corp.	3,700	34,696
Nissei Plastic Industrial Co., Ltd.	6,000	51,437
Nissha Co., Ltd.	14,100	93,499
Nisshin Group Holdings Co., Ltd.	12,300	45,000
Nisshin Oillio Group, Ltd. (The)	10,200	346,968
Nisshinbo Holdings, Inc.	41,320	275,338
Nissin Corp.	6,000	88,916
Nissin Electric Co., Ltd.	14,800	126,971
Nissin Kogyo Co., Ltd.	15,200	311,646

Japan—(Continued)
Nissin Sugar Co., Ltd.	1,800	33,382
Nissui Pharmaceutical Co., Ltd.	5,100	58,087
Nitta Corp.	6,800	132,999
Nitta Gelatin, Inc.	4,500	24,546
Nittan Valve Co., Ltd.	6,300	11,690
Nittetsu Mining Co., Ltd.	2,200	86,301
Nitto Fuji Flour Milling Co., Ltd.	400	21,450
Nitto Kogyo Corp.	9,000	143,981
Nitto Kohki Co., Ltd.	4,100	64,928
Nitto Seiko Co., Ltd.	12,500	60,869
Nittoc Construction Co., Ltd.	9,250	63,257
NJS Co., Ltd.	3,300	50,068
Noevir Holdings Co., Ltd.	3,200	163,577
Nohmi Bosai, Ltd.	7,000	129,844
Nojima Corp.	7,700	127,169
Nomura Co., Ltd.	23,700	179,547
Noritake Co., Ltd.	4,200	133,781
Noritsu Koki Co., Ltd.	5,200	44,598
Noritz Corp.	11,400	124,441
North Pacific Bank, Ltd.	122,400	231,280
NS Tool Co., Ltd.	1,900	42,787
NS United Kaiun Kaisha, Ltd.	4,100	52,662
NSD Co., Ltd.	21,340	284,631
NTN Corp. (d)	88,500	154,465
OAK Capital Corp. (c)	15,500	10,604
Oat Agrio Co., Ltd.	200	1,785
Obara Group, Inc.	3,500	75,126
Oenon Holdings, Inc.	21,000	76,520
Ogaki Kyoritsu Bank, Ltd. (The)	12,500	251,724
Ohara, Inc. (d)	600	4,829
Ohashi Technica, Inc.	4,600	56,812
Ohba Co., Ltd.	4,600	21,400
Ohsho Food Service Corp.	3,600	191,711
OIE Sangyo Co., Ltd.	800	11,071
Oiles Corp.	8,000	101,365
Oisix ra daichi, Inc. (c)	2,100	28,467
Oita Bank, Ltd. (The)	5,700	100,623
Okabe Co., Ltd.	14,000	93,779
Okada Aiyon Corp.	1,900	14,793
Okamoto Industries, Inc.	3,200	115,120
Okamoto Machine Tool Works, Ltd.	1,400	22,097
Okamura Corp.	21,800	174,694
Okasan Securities Group, Inc.	29,000	91,847
Okaya Electric Industries Co., Ltd. (c)	5,800	16,872
Oki Electric Industry Co., Ltd.	22,700	213,034
Okinawa Cellular Telephone Co.	4,400	146,619
Okinawa Electric Power Co., Inc. (The)	16,883	311,340
OKK Corp. (c)	3,100	12,997
OKUMA Corp.	5,100	164,189
Okumura Corp.	11,400	237,444
Okura Industrial Co., Ltd.	3,000	43,853
Okuwa Co., Ltd.	10,000	160,929
Olympic Group Corp.	4,900	28,123
ONO Sokki Co., Ltd.	4,200	19,896
Onoken Co., Ltd.	6,500	68,342
Onward Holdings Co., Ltd.	47,200	207,347
Ootoya Holdings Co., Ltd.	600	10,546

BHFTII-88

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Open Door, Inc. (c)	2,700	$18,405
Optex Group Co., Ltd.	9,400	86,865
Organo Corp.	2,800	141,995
Origin Co., Ltd.	3,400	44,707
Oro Co., Ltd.	1,200	29,299
Osaka Organic Chemical Industry, Ltd.	5,900	82,050
Osaka Soda Co., Ltd.	5,000	119,325
Osaka Steel Co., Ltd.	5,900	63,005
OSAKA Titanium Technologies Co., Ltd. (c) (d)	5,500	47,499
Osaki Electric Co., Ltd.	11,000	54,400
OSG Corp.	13,600	182,057
OSJB Holdings Corp.	29,700	65,783
OUG Holdings, Inc.	700	17,328
Outsourcing, Inc.	32,100	139,164
Oyo Corp.	7,400	84,261
Ozu Corp.	600	9,446
Pacific Industrial Co., Ltd.	16,700	145,382
Pacific Metals Co., Ltd. (d)	6,100	88,448
Pack Corp. (The)	4,600	154,369
Pal Group Holdings Co., Ltd.	7,600	92,533
PAPYLESS Co., Ltd.	700	10,925
Paraca, Inc.	300	4,675
Paramount Bed Holdings Co., Ltd.	6,000	248,599
Paris Miki Holdings, Inc.	10,600	24,313
Pasona Group, Inc.	6,200	49,310
PC Depot Corp.	4,600	18,236
PCI Holdings, Inc.	1,800	14,943
Pegasus Sewing Machine Manufacturing Co., Ltd.	1,300	4,245
Penta-Ocean Construction Co., Ltd.	75,700	398,437
Pepper Food Service Co., Ltd. (d)	2,700	10,864
Phil Co., Inc.	500	12,362
PIA Corp. (d)	1,400	28,653
Pickles Corp.	1,300	25,987
Pilot Corp.	4,100	136,365
Piolax, Inc.	10,500	147,616
Poletowin Pitcrew Holdings, Inc.	7,900	56,569
Press Kogyo Co., Ltd.	37,000	82,724
Pressance Corp. (d)	10,400	91,707
Prestige International, Inc.	29,600	227,121
Prima Meat Packers, Ltd.	9,600	218,292
Pro-Ship, Inc.	2,300	22,824
Pronexus, Inc.	6,700	64,783
Proto Corp.	8,800	69,756
PS Mitsubishi Construction Co., Ltd.	8,800	41,757
Punch Industry Co., Ltd.	2,700	10,224
Qol Co., Ltd.	5,900	72,348
Quick Co., Ltd.	4,000	36,368
Raccoon Co., Ltd.	6,000	28,171
Raito Kogyo Co., Ltd.	16,100	183,021
Raiznext Corp.	16,100	182,862
Rakus Co., Ltd.	5,800	85,596
Rasa Industries, Ltd.	2,600	32,107
Raysum Co., Ltd.	5,300	32,371
RECOMM Co., Ltd. (d)	14,500	9,192
Renaissance, Inc.	3,400	31,649
Rengo Co., Ltd.	27,300	213,045
RENOVA, Inc. (c)	4,800	40,846

Japan—(Continued)
Renown, Inc. (c)	29,200	19,714
Resorttrust, Inc.	19,300	188,625
Restar Holdings Corp.	6,900	96,651
Retail Partners Co., Ltd.	1,300	7,599
Rheon Automatic Machinery Co., Ltd.	5,000	55,155
Rhythm Watch Co., Ltd.	2,500	15,039
Riberesute Corp.	4,300	28,308
Ricoh Leasing Co., Ltd.	5,600	147,249
Ride On Express Holdings Co., Ltd.	1,700	20,804
Right On Co., Ltd.	5,900	27,591
Riken Corp.	3,500	88,964
Riken Keiki Co., Ltd.	6,000	114,377
Riken Technos Corp.	15,000	53,486
Riken Vitamin Co., Ltd.	5,400	109,845
Ringer Hut Co., Ltd.	6,000	114,238
Rion Co., Ltd.	2,200	46,046
Riso Kagaku Corp.	7,158	108,256
Riso Kyoiku Co., Ltd.	34,770	91,938
Rock Field Co., Ltd.	6,600	89,723
Rokko Butter Co., Ltd.	3,600	45,692
Roland DG Corp.	3,600	38,804
Rorze Corp. (d)	1,900	54,412
Round One Corp.	22,000	114,172
Royal Holdings Co., Ltd.	8,300	135,211
Rozetta Corp. (c)	1,400	24,340
RS Technologies Co., Ltd.	1,500	29,352
Ryobi, Ltd.	9,400	115,389
Ryoden Corp.	4,500	54,054
Ryosan Co., Ltd.	10,400	230,369
Ryoyo Electro Corp. (d)	7,800	148,869
S Foods, Inc.	4,500	93,202
S&B Foods, Inc.	1,500	57,072
S-Pool, Inc.	6,000	30,449
Sac’s Bar Holdings, Inc.	6,850	38,898
Sagami Rubber Industries Co., Ltd.	1,800	23,136
Saibu Gas Co., Ltd.	12,200	296,944
Saizeriya Co., Ltd.	9,200	174,553
Sakai Chemical Industry Co., Ltd.	6,000	99,841
Sakai Heavy Industries, Ltd.	1,400	31,411
Sakai Moving Service Co., Ltd.	2,800	148,920
Sakai Ovex Co., Ltd.	1,600	28,166
Sakata INX Corp.	11,800	99,336
Sakura Internet, Inc.	4,400	18,925
Sala Corp.	15,800	81,604
SAMTY Co., Ltd.	8,400	93,333
San Holdings, Inc.	2,800	30,942
San ju San Financial Group, Inc.	7,870	108,783
San-A Co., Ltd.	5,700	238,095
San-Ai Oil Co., Ltd.	20,000	209,241
San-In Godo Bank, Ltd. (The)	59,000	297,378
Sanden Holdings Corp. (c)	8,400	28,084
Sanei Architecture Planning Co., Ltd.	3,500	38,569
Sangetsu Corp.	11,300	167,988
Sanix, Inc. (c)	7,800	20,121
Sanken Electric Co., Ltd. (d)	7,400	143,777
Sanki Engineering Co., Ltd.	17,900	200,940
Sanko Metal Industrial Co., Ltd.	1,000	18,697

BHFTII-89

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Sankyo Frontier Co., Ltd.	1,000	$29,695
Sankyo Seiko Co., Ltd.	13,400	61,259
Sankyo Tateyama, Inc.	9,600	92,308
Sanoh Industrial Co., Ltd. (d)	10,100	63,791
Sansei Technologies, Inc.	800	4,344
Sansha Electric Manufacturing Co., Ltd.	2,700	11,714
Sanshin Electronics Co., Ltd.	5,000	64,618
Sanyo Chemical Industries, Ltd.	4,200	153,761
Sanyo Denki Co., Ltd.	1,800	72,526
Sanyo Electric Railway Co., Ltd.	4,800	89,433
Sanyo Industries, Ltd.	1,300	20,465
Sanyo Shokai, Ltd. (d)	5,100	63,752
Sanyo Special Steel Co., Ltd.	8,600	76,940
Sanyo Trading Co., Ltd.	2,600	19,866
Sapporo Holdings, Ltd.	15,600	287,807
Sata Construction Co., Ltd.	2,600	7,856
Sato Holdings Corp.	6,900	135,602
Sato Restaurant Systems Co., Ltd. (c)	6,700	56,082
Sato Shoji Corp.	6,500	50,365
Satori Electric Co., Ltd.	5,500	45,201
Sawada Holdings Co., Ltd. (c)	10,300	85,844
Saxa Holdings, Inc.	2,400	33,585
SB Technology, Corp.	3,200	63,032
SBS Holdings, Inc.	6,900	111,709
Scala, Inc.	5,700	22,061
Scroll Corp.	13,100	35,047
SEC Carbon, Ltd. (d)	200	11,489
Secom Joshinetsu Co., Ltd.	945	29,553
Seed Co., Ltd.	1,700	12,800
Seika Corp.	4,200	42,227
Seikagaku Corp.	8,500	88,813
Seikitokyu Kogyo Co., Ltd.	12,500	94,494
Seiko Holdings Corp.	8,800	141,961
Seiko PMC Corp.	1,500	8,811
Seiren Co., Ltd.	18,300	220,121
Sekisui Jushi Corp.	10,200	187,948
Sekisui Plastics Co., Ltd.	10,300	53,385
Senko Group Holdings Co., Ltd.	31,000	240,913
Senshu Electric Co., Ltd.	2,400	53,492
Senshu Ikeda Holdings, Inc.	84,000	126,784
Senshukai Co., Ltd.	11,000	36,381
Seria Co., Ltd.	1,200	34,749
SFP Holdings Co., Ltd.	1,500	19,200
Shibaura Electronics Co., Ltd.	2,800	52,750
Shibaura Mechatronics Corp.	900	19,809
Shibusawa Warehouse Co., Ltd. (The)	4,200	78,802
Shibuya Corp.	4,800	113,034
Shidax Corp. (c)	9,600	26,861
Shiga Bank, Ltd. (The) (d)	17,800	423,489
Shikibo, Ltd. (d)	4,700	42,405
Shikoku Bank, Ltd. (The)	14,000	110,609
Shikoku Chemicals Corp.	13,000	119,476
Shikoku Electric Power Co., Inc.	2,300	18,204
Shima Seiki Manufacturing, Ltd.	7,100	93,843
Shimachu Co., Ltd.	19,200	473,969
Shimane Bank, Ltd. (The) (c)	2,500	10,222
Shimizu Bank, Ltd. (The)	3,400	58,179

Japan—(Continued)
Shimojima Co., Ltd.	6,300	70,882
Shin Nippon Air Technologies Co., Ltd.	3,800	76,140
Shin Nippon Biomedical Laboratories, Ltd.	5,300	25,886
Shin-Etsu Polymer Co., Ltd.	16,900	131,787
Shin-Keisei Electric Railway Co., Ltd.	2,900	58,827
Shinagawa Refractories Co., Ltd.	2,000	41,068
Shindengen Electric Manufacturing Co., Ltd.	2,800	60,295
Shinki Bus Co., Ltd.	900	27,922
Shinko Electric Industries Co., Ltd.	26,500	253,463
Shinko Shoji Co., Ltd.	15,400	127,054
Shinmaywa Industries, Ltd.	27,700	288,644
Shinnihon Corp.	10,200	77,936
Shinoken Group Co., Ltd.	7,100	49,222
Shinsho Corp.	1,400	24,460
Shinwa Co., Ltd.	3,900	62,198
Shizuki Electric Co., Inc.	8,000	33,291
Shizuoka Gas Co., Ltd.	21,300	173,397
Shobunsha Publications, Inc. (c)	4,800	16,608
Shoei Co., Ltd.	6,800	142,782
Shoei Foods Corp.	3,400	124,813
Shofu, Inc.	3,900	63,631
Shoko Co., Ltd. (c)	1,900	10,778
Showa Corp.	17,600	368,711
Showa Sangyo Co., Ltd.	6,600	196,812
SIGMAXYZ, Inc.	3,300	37,898
Siix Corp.	9,600	76,982
Sinanen Holdings Co., Ltd.	2,900	70,423
Sinfonia Technology Co., Ltd.	8,400	74,662
Sinko Industries, Ltd.	6,400	82,681
Sintokogio, Ltd.	16,800	117,283
SK-Electronics Co., Ltd.	1,500	13,075
SKY Perfect JSAT Holdings, Inc.	38,100	135,624
SMK Corp.	2,300	49,100
SMS Co., Ltd.	11,400	220,491
Snow Peak, Inc.	2,200	14,308
SNT Corp.	15,600	32,038
Soda Nikka Co., Ltd.	7,000	38,614
Sodick Co., Ltd.	16,800	100,678
Soft99 Corp.	5,100	35,438
Softbrain Co., Ltd.	7,400	25,800
Softcreate Holdings Corp.	2,300	35,300
Software Service, Inc.	1,100	79,362
Soiken Holdings, Inc. (d)	2,100	7,332
Solasto Corp.	12,800	118,886
SoldOut, Inc.	800	14,347
Soliton Systems KK	600	6,677
Sotoh Co., Ltd.	3,100	27,290
Sourcenext Corp. (d)	11,800	31,790
Space Co., Ltd.	5,060	51,157
Space Value Holdings Co., Ltd.	9,000	31,050
Sparx Group Co., Ltd.	29,200	44,778
SPK Corp.	3,400	39,548
SRA Holdings	3,100	61,267
ST Corp.	2,600	38,593
St-Care Holding Corp.	2,300	8,084
St. Marc Holdings Co., Ltd.	5,100	81,862
Star Mica Holdings Co., Ltd.	3,000	40,621

BHFTII-90

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Star Micronics Co., Ltd.	7,700	$77,766
Starts Corp., Inc.	7,500	139,309
Starzen Co., Ltd.	2,500	103,031
Stella Chemifa Corp. (d)	3,600	80,823
Step Co., Ltd.	4,100	54,529
Strike Co., Ltd.	2,200	71,518
Studio Alice Co., Ltd.	2,900	39,638
Subaru Enterprise Co., Ltd.	100	7,239
Sugimoto & Co., Ltd.	3,800	62,314
Sumida Corp.	8,600	52,712
Suminoe Textile Co., Ltd.	2,300	36,138
Sumitomo Bakelite Co., Ltd.	6,000	127,282
Sumitomo Densetsu Co., Ltd.	5,400	111,047
Sumitomo Mitsui Construction Co., Ltd.	52,060	229,802
Sumitomo Osaka Cement Co., Ltd.	9,800	294,102
Sumitomo Precision Products Co., Ltd. (c)	1,200	24,637
Sumitomo Riko Co., Ltd.	15,300	82,770
Sumitomo Seika Chemicals Co., Ltd.	3,200	78,878
Sumitomo Warehouse Co., Ltd. (The)	26,500	290,240
Sun Frontier Fudousan Co., Ltd.	8,600	65,128
Sun-Wa Technos Corp.	3,900	29,467
Suncall Corp.	8,300	32,204
Sushiro Global Holdings, Ltd.	5,200	76,540
Suzuki Co., Ltd.	1,400	8,964
SWCC Showa Holdings Co., Ltd.	7,600	70,909
System Information Co., Ltd.	2,800	15,623
System Research Co., Ltd.	1,200	15,381
Systena Corp.	20,000	268,791
Syuppin Co., Ltd.	6,100	35,758
T Hasegawa Co., Ltd.	8,400	158,644
T RAD Co., Ltd.	2,900	33,371
T&K Toka Co., Ltd.	8,600	56,568
T-Gaia Corp.	6,000	113,793
Tachi-S Co., Ltd.	10,300	93,476
Tachibana Eletech Co., Ltd.	5,640	75,666
Tachikawa Corp.	2,000	20,106
Tadano, Ltd. (d)	24,500	175,554
Taihei Dengyo Kaisha, Ltd.	6,000	128,381
Taiheiyo Kouhatsu, Inc.	2,100	12,590
Taiho Kogyo Co., Ltd.	6,400	31,871
Taikisha, Ltd.	9,100	265,540
Taiko Bank, Ltd. (The)	3,100	41,575
Taisei Lamick Co., Ltd.	2,200	51,345
Taiyo Holdings Co., Ltd.	5,300	199,804
Takachiho Koheki Co., Ltd.	400	3,554
Takagi Seiko Corp.	600	8,624
Takamatsu Construction Group Co., Ltd.	5,400	116,119
Takamiya Co., Ltd.	5,200	20,280
Takano Co., Ltd.	4,600	32,271
Takaoka Toko Co., Ltd.	4,365	38,302
Takara & Co., Ltd.	1,300	20,215
Takara Leben Co., Ltd.	28,600	92,311
Takara Standard Co., Ltd.	14,400	221,219
Takasago International Corp.	5,400	100,927
Takasago Thermal Engineering Co., Ltd.	15,800	244,645
Takashima & Co., Ltd.	2,500	33,744
Takashimaya Co., Ltd.	10,300	92,837

Japan—(Continued)
Take And Give Needs Co., Ltd.	4,010	20,668
Takeei Corp.	8,200	59,145
Takemoto Yohki Co., Ltd.	1,200	6,930
Takeuchi Manufacturing Co., Ltd.	10,000	124,539
Takihyo Co., Ltd.	2,000	28,529
Takisawa Machine Tool Co., Ltd.	2,200	22,069
Takuma Co., Ltd.	16,600	184,922
Tama Home Co., Ltd. (d)	4,800	54,216
Tamron Co., Ltd.	6,000	100,503
Tamura Corp.	26,000	95,088
Tanseisha Co., Ltd.	11,750	79,046
Tatsuta Electric Wire and Cable Co., Ltd.	17,000	72,359
Tayca Corp.	6,000	79,775
Tazmo Co., Ltd.	900	8,716
TBK Co., Ltd.	8,000	34,650
TDC Soft, Inc.	4,900	35,993
TechMatrix Corp.	5,100	104,167
TECHNO ASSOCIE Co., Ltd.	300	2,225
Techno Medica Co., Ltd.	2,400	41,688
Techno Ryowa, Ltd.	4,800	33,888
TechnoPro Holdings, Inc.	700	32,508
Teikoku Electric Manufacturing Co., Ltd.	7,300	88,748
Teikoku Sen-I Co., Ltd.	4,900	95,256
Teikoku Tsushin Kogyo Co., Ltd.	3,000	32,877
Tekken Corp.	1,400	30,433
Temairazu, Inc.	700	24,446
Tenma Corp.	6,200	92,695
Tenpos Holdings Co., Ltd.	700	12,996
Teraoka Seisakusho Co., Ltd.	200	561
Terilogy Co., Ltd.	1,600	5,136
Tigers Polymer Corp.	2,200	9,202
TKC Corp.	4,400	197,902
Toa Corp.	9,600	71,590
Toa Corp. (d)	5,800	77,477
Toa Oil Co., Ltd.	3,200	56,866
TOA ROAD Corp.	1,800	50,080
Toabo Corp.	3,400	14,531
Toagosei Co., Ltd.	37,000	321,984
Tobishima Corp.	5,560	51,600
TOC Co., Ltd.	15,800	85,841
Tocalo Co., Ltd.	19,200	180,955
Tochigi Bank, Ltd. (The)	38,200	54,727
Toda Corp.	8,600	50,067
Toda Kogyo Corp. (c)	1,100	12,319
Toei Animation Co., Ltd. (d)	2,400	112,395
Toei Co., Ltd.	900	113,066
Toell Co., Ltd.	3,100	23,017
Toenec Corp.	3,200	94,255
Toho Bank, Ltd. (The)	83,000	207,571
Toho Co., Ltd.	2,700	41,704
Toho Holdings Co., Ltd.	10,600	222,810
Toho Titanium Co., Ltd. (d)	7,600	45,414
Toho Zinc Co., Ltd. (c)	5,000	55,444
Tohoku Bank, Ltd. (The)	4,700	38,046
Tohokushinsha Film Corp.	4,800	23,191
Tohto Suisan Co., Ltd.	1,400	33,739
Tokai Corp.	7,400	201,556

BHFTII-91

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
TOKAI Holdings Corp.	26,600	$231,097
Tokai Lease Co., Ltd.	1,600	18,806
Tokai Rika Co., Ltd.	10,300	128,237
Tokai Tokyo Financial Holdings, Inc.	58,500	133,006
Token Corp.	2,460	182,259
Tokushu Tokai Paper Co., Ltd.	3,300	130,478
Tokuyama Corp.	16,100	311,236
Tokyo Base Co., Ltd. (c) (d)	2,200	4,662
Tokyo Dome Corp. (d)	31,000	207,731
Tokyo Electron Device, Ltd.	2,400	49,917
Tokyo Energy & Systems, Inc.	8,000	61,253
Tokyo Individualized Educational Institute, Inc.	1,400	5,833
Tokyo Keiki, Inc.	4,200	26,953
Tokyo Ohka Kogyo Co., Ltd.	7,600	291,303
Tokyo Rakutenchi Co., Ltd.	1,000	37,712
Tokyo Rope Manufacturing Co., Ltd. (c)	4,600	26,049
Tokyo Sangyo Co., Ltd.	12,000	54,102
Tokyo Seimitsu Co., Ltd.	13,800	392,464
Tokyo Steel Manufacturing Co., Ltd.	36,800	230,497
Tokyo Tekko Co., Ltd. (d)	3,400	37,136
Tokyo Theatres Co., Inc.	2,900	30,686
Tokyo TY Financial Group, Inc.	9,724	102,746
Tokyotokeiba Co., Ltd.	3,900	100,985
Tokyu Construction Co., Ltd.	11,500	60,571
Tokyu Recreation Co., Ltd.	1,200	45,885
Toli Corp.	20,000	48,165
Tomato Bank, Ltd.	4,200	40,733
Tomen Devices Corp.	1,500	45,075
Tomoe Corp.	12,500	38,417
Tomoe Engineering Co., Ltd.	2,100	40,161
Tomoegawa Co., Ltd. (c)	2,400	16,894
Tomoku Co., Ltd.	5,400	76,370
TOMONY Holdings, Inc.	56,900	189,315
Tomy Co., Ltd.	22,400	158,031
Tonami Holdings Co., Ltd.	2,200	98,391
Topcon Corp.	28,800	213,387
Toppan Forms Co., Ltd.	19,800	176,473
Topre Corp.	11,900	132,168
Topy Industries, Ltd.	6,800	86,690
Toridolll Holdings Corp.	13,800	147,825
Torigoe Co., Ltd. (The)	7,100	57,020
Torii Pharmaceutical Co., Ltd.	4,500	112,336
Torikizoku Co., Ltd.	900	13,466
Torishima Pump Manufacturing Co., Ltd.	7,700	54,058
Tosei Corp.	13,200	113,617
Toshiba Machine Co., Ltd. (d)	8,400	166,769
Toshiba TEC Corp.	2,700	85,040
Tosho Co., Ltd.	4,800	44,015
Totetsu Kogyo Co., Ltd.	8,400	227,150
Tottori Bank, Ltd. (The)	3,700	38,324
Toukei Computer Co., Ltd.	300	10,452
Tow Co., Ltd.	11,000	27,524
Towa Bank, Ltd. (The)	11,500	66,947
Towa Corp.	8,000	55,084
Towa Pharmaceutical Co., Ltd.	8,400	176,454
Toyo Construction Co., Ltd.	25,499	103,440
Toyo Corp.	9,600	86,376

Japan—(Continued)
Toyo Denki Seizo KK	3,200	33,377
Toyo Engineering Corp. (c)	7,600	22,744
Toyo Gosei Co., Ltd. (d)	800	31,932
Toyo Ink SC Holdings Co., Ltd.	15,200	287,666
Toyo Kanetsu KK	3,800	68,758
Toyo Machinery & Metal Co., Ltd.	6,000	22,607
Toyo Securities Co., Ltd. (d)	23,000	28,103
Toyo Sugar Refining Co., Ltd.	900	9,806
Toyo Tanso Co., Ltd.	4,600	59,519
Toyo Tire Corp.	17,100	196,191
Toyo Wharf & Warehouse Co., Ltd.	2,500	30,027
Toyobo Co., Ltd.	33,200	350,955
TPR Co., Ltd.	7,300	77,790
Trancom Co., Ltd.	2,300	150,439
Transaction Co., Ltd.	1,400	10,535
Tri Chemical Laboratories, Inc.	1,500	101,482
Trusco Nakayama Corp.	9,600	208,205
TS Tech Co., Ltd.	3,400	80,560
TSI Holdings Co., Ltd.	28,205	103,282
Tsubaki Nakashima Co., Ltd.	9,600	60,019
Tsubakimoto Chain Co.	9,000	204,875
Tsubakimoto Kogyo Co., Ltd.	1,600	53,434
Tsudakoma Corp. (c)	1,600	11,825
Tsugami Corp.	17,000	118,330
Tsukada Global Holdings, Inc.	7,200	22,658
Tsukamoto Corp. Co., Ltd.	2,100	20,551
Tsukishima Kikai Co., Ltd.	8,600	108,694
Tsukuba Bank, Ltd.	34,500	54,223
Tsukui Corp.	18,800	71,749
Tsumura & Co.	4,200	107,134
Tsurumi Manufacturing Co., Ltd.	6,100	110,420
Tsutsumi Jewelry Co., Ltd.	3,200	51,293
TV Asahi Holdings Corp.	6,400	96,764
TV Tokyo Holdings Corp.	3,700	82,903
TYK Corp.	6,000	15,657
UACJ Corp.	10,685	153,393
Ube Industries, Ltd.	5,200	79,688
Uchida Yoko Co., Ltd.	3,300	108,437
Ueki Corp.	1,100	26,135
Ulvac, Inc.	10,500	251,064
UMC Electronics Co., Ltd. (c)	1,900	3,840
Umenohana Co., Ltd. (c)	600	8,005
Uniden Holdings Corp. (c)	2,500	42,180
UNIMAT Retirement Community Co., Ltd.	1,600	12,888
Union Tool Co.	3,400	79,767
Unipres Corp.	13,900	123,955
United Arrows, Ltd.	6,000	90,047
United Super Markets Holdings, Inc.	20,700	184,458
UNITED, Inc.	3,000	22,252
Unitika, Ltd. (c)	15,600	38,910
Unizo Holdings Co., Ltd. (c)	7,800	433,538
Usen-Next Holdings Co., Ltd.	2,700	33,140
Ushio, Inc.	39,000	373,052
UT Group Co., Ltd. (c)	7,600	77,909
Utoc Corp.	5,100	25,045
V Technology Co., Ltd.	3,000	86,723
V-Cube, Inc.	2,100	23,297

BHFTII-92

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Valor Holdings Co., Ltd.	11,800	$210,372
Valqua, Ltd.	6,000	97,207
Value HR Co., Ltd.	1,000	12,601
ValueCommerce Co., Ltd.	5,000	82,188
Vector, Inc. (c)	10,100	60,680
VIA Holdings, Inc. (c)	1,600	7,244
Village Vanguard Co., Ltd.	2,300	18,585
VINX Corp.	1,000	6,379
Vision, Inc. (c)	5,700	35,214
Vital KSK Holdings, Inc.	14,200	145,047
VT Holdings Co., Ltd.	24,300	65,932
Wacoal Holdings Corp.	10,900	237,232
Wacom Co., Ltd.	44,400	130,508
Wakachiku Construction Co., Ltd.	4,600	51,530
Wakamoto Pharmaceutical Co., Ltd. (c)	9,000	19,194
Wakita & Co., Ltd.	15,300	140,986
Warabeya Nichiyo Holdings Co., Ltd.	5,000	81,230
Waseda Academy Co., Ltd.	1,400	11,831
Watahan & Co., Ltd.	1,600	23,360
WATAMI Co., Ltd. (d)	7,600	65,558
Watts Co., Ltd.	1,900	10,343
WDB Holdings Co., Ltd.	2,200	42,931
Weathernews, Inc.	2,100	68,787
West Holdings Corp.	5,330	69,150
Will Group, Inc.	4,200	21,914
WIN-Partners Co., Ltd.	3,700	33,591
Wood One Co., Ltd.	2,600	24,701
World Holdings Co., Ltd.	2,500	28,349
Wowow, Inc.	2,200	48,997
Xebio Holdings Co., Ltd.	8,700	71,930
Y.A.C. Holdings Co., Ltd.	3,900	14,762
YA-MAN, Ltd. (d)	8,800	54,340
Yachiyo Industry Co., Ltd.	3,900	14,368
Yahagi Construction Co., Ltd.	10,900	78,991
Yaizu Suisankagaku Industry Co., Ltd.	4,400	39,131
YAKUODO Holdings Co., Ltd.	2,900	64,938
YAMABIKO Corp.	12,800	96,233
YAMADA Consulting Group Co., Ltd.	3,100	27,341
Yamagata Bank, Ltd. (The)	10,400	128,929
Yamaguchi Financial Group, Inc.	9,900	56,068
Yamaha Motor Robotics Holdings Co., Ltd. (c) (d)	5,300	36,770
Yamaichi Electronics Co., Ltd.	8,200	104,906
Yamanashi Chuo Bank, Ltd. (The)	11,800	80,401
Yamatane Corp.	3,400	34,883
Yamato Corp.	6,600	38,817
Yamato International, Inc.	6,700	17,367
Yamato Kogyo Co., Ltd.	7,900	135,538
Yamaura Corp.	2,800	21,073
Yamaya Corp.	1,150	21,474
Yamazawa Co., Ltd.	1,000	14,627
Yamazen Corp.	19,500	164,024
Yaoko Co., Ltd.	1,300	80,425
Yashima Denki Co., Ltd.	7,500	57,021
Yasuda Logistics Corp.	7,400	57,877
Yasunaga Corp.	1,700	15,575
Yellow Hat, Ltd.	11,600	161,492
Yodogawa Steel Works, Ltd.	7,600	124,393

Japan—(Continued)
Yokogawa Bridge Holdings Corp.	12,800	233,323
Yokohama Reito Co., Ltd.	16,800	144,004
Yokowo Co., Ltd.	5,200	103,824
Yomeishu Seizo Co., Ltd.	3,000	54,559
Yomiuri Land Co., Ltd. (d)	1,300	39,633
Yondenko Corp.	1,600	36,786
Yondoshi Holdings, Inc.	4,600	82,816
Yorozu Corp.	7,900	77,316
Yoshinoya Holdings Co., Ltd.	9,800	187,641
Yossix Co., Ltd.	400	6,766
Yotai Refractories Co., Ltd.	2,200	12,838
Yuasa Funashoku Co., Ltd.	1,300	36,207
Yuasa Trading Co., Ltd.	5,800	153,485
Yuken Kogyo Co., Ltd.	1,700	22,334
Yumeshin Holdings Co., Ltd. (d)	13,100	68,730
Yurtec Corp.	12,000	68,294
Yushin Precision Equipment Co., Ltd.	1,200	7,452
Yushiro Chemical Industry Co., Ltd.	3,700	40,534
Yutaka Giken Co., Ltd.	600	7,262
Zappallas, Inc. (c)	4,900	13,810
Zenrin Co., Ltd.	9,750	95,309
ZIGExN Co., Ltd.	17,200	41,909
Zuiko Corp.	1,000	36,403

		126,896,670

Jersey, Channel Islands—0.2%
Centamin plc	392,183	577,011
Highland Gold Mining, Ltd.	73,980	178,476
Sanne Group plc	5,529	42,685

		798,172

Kazakhstan—0.1%
KAZ Minerals plc	61,763	267,455

Liechtenstein—0.1%
Liechtensteinische Landesbank AG	3,540	198,389
VP Bank AG	955	124,107

		322,496

Luxembourg—0.1%
APERAM S.A.	21,182	447,824
L’Occitane International S.A.	80,750	117,366

		565,190

Macau—0.0%
Macau Legend Development, Ltd. (c)	585,000	66,277

Malta—0.0%
Kindred Group plc	61,427	228,944

Monaco—0.1%
Endeavour Mining Corp. (c)	21,215	301,650

Netherlands—3.4%
Aalberts NV	34,547	820,270

BHFTII-93

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Netherlands—(Continued)
Accell Group	9,784	$135,681
Altice Europe NV - Class B (c)	2,454	9,552
Altice Europe NV - Class A (c)	106,071	410,026
AMG Advanced Metallurgical Group NV	10,120	143,091
Amsterdam Commodities NV	6,535	117,292
Arcadis NV (d)	33,824	538,586
Argenx SE (c)	2,310	311,687
ASM International NV	19,662	1,967,300
ASR Nederland NV	33,666	848,155
Atrium European Real Estate, Ltd. (c)	66,764	199,135
Basic-Fit NV (c)	8,733	145,746
BE Semiconductor Industries NV	37,120	1,131,736
Beter Bed Holding NV (c)	5,373	5,853
Boskalis Westminster	23,702	427,996
Brack Capital Properties NV (c)	716	58,543
Brunel International NV (d)	9,034	50,191
Corbion NV	18,715	556,954
Euronext NV	16,910	1,259,625
Flow Traders	9,083	273,744
ForFarmers NV	6,572	40,825
Fugro NV (c)	22,630	92,039
Funcom SE (c)	17,843	29,194
GrandVision NV	9,935	272,474
Heijmans NV (c)	11,179	67,024
Hunter Douglas NV	2,423	109,416
IMCD NV	14,955	1,063,565
Intertrust NV	15,775	197,480
Just Eat Takeaway (c)	9,049	682,161
Kendrion NV	4,209	45,463
Koninklijke BAM Groep NV	115,981	162,231
Koninklijke Vopak NV	14,850	774,317
Lucas Bols B.V. (c)	1,325	11,214
Nederland Apparatenfabriek	1,849	73,198
New World Resources plc - A Shares (a) (b) (c)	11,898	0
OCI NV (c)	13,220	158,825
Ordina NV	44,115	66,564
PostNL NV	204,049	256,671
Rhi Magnesita NV (d)	4,696	118,642
SBM Offshore NV	72,035	950,869
Shop Apotheke Europe NV (c) (d)	2,106	117,789
SIF Holding NV	1,259	13,160
Signify NV	31,448	610,864
Sligro Food Group NV	10,058	150,025
SNS REAAL NV (a) (b) (c)	105,329	0
TKH Group NV	11,770	328,055
TomTom NV (c)	28,915	226,135
Van Lanschot Kempen NV	3,940	48,477

		16,077,840

New Zealand—0.5%
Abano Healthcare Group, Ltd.	1,033	980
Air New Zealand, Ltd.	45,287	22,723
Briscoe Group, Ltd.	13,123	22,186
Chorus, Ltd.	136,420	557,980
Eroad, Ltd. (c)	4,808	5,738
Freightways, Ltd.	35,468	115,542

New Zealand—(Continued)
Genesis Energy, Ltd.	71,444	105,388
Gentrack Group, Ltd.	7,810	6,524
Hallenstein Glasson Holdings, Ltd.	19,012	30,450
Heartland Group Holdings, Ltd.	93,479	56,895
Infratil, Ltd.	118,006	272,186
Investore Property, Ltd. (REIT)	39,201	38,375
Kathmandu Holdings, Ltd.	30,435	20,076
Metlifecare, Ltd.	34,148	77,429
Metro Performance Glass, Ltd. (c)	8,816	914
Michael Hill International, Ltd.	82,929	11,797
NEW Zealand King Salmon Investments, Ltd.	8,061	8,813
New Zealand Refining Co., Ltd. (The)	39,302	18,292
NZME, Ltd. (c)	71,247	6,969
NZX, Ltd.	88,759	58,302
Oceania Healthcare, Ltd.	60,311	24,832
Pacific Edge, Ltd. (c)	17,353	1,139
PGG Wrightson, Ltd.	5,854	5,980
Pushpay Holdings, Ltd. (c)	22,159	44,824
Restaurant Brands New Zealand, Ltd. (c)	7,507	36,131
Sanford, Ltd.	14,357	56,254
Scales Corp., Ltd.	20,336	53,526
Serko, Ltd. (c)	3,960	4,408
Skellerup Holdings, Ltd.	47,582	50,242
SKY Network Television, Ltd. (c)	114,579	19,076
SKYCITY Entertainment Group, Ltd.	173,489	191,625
Steel & Tube Holdings, Ltd.	51,732	15,405
Summerset Group Holdings, Ltd.	35,985	116,291
Synlait Milk, Ltd. (c)	14,388	52,949
Tourism Holdings, Ltd.	26,255	16,756
TOWER, Ltd. (c)	59,836	20,384
Trustpower, Ltd.	13,980	52,981
Turners Automotive Group, Ltd.	8,394	6,873
Warehouse Group, Ltd. (The)	39,693	46,854
Z Energy, Ltd.	71,583	122,504

		2,376,593

Norway—0.8%
ABG Sundal Collier Holding ASA	134,443	39,796
AF Gruppen ASA	4,034	56,628
Akastor ASA (c)	47,184	17,887
Aker Solutions ASA (c) (d)	37,475	19,847
American Shipping Co. ASA (c)	19,821	36,720
Archer, Ltd. (c)	19,287	3,321
Atea ASA (c)	21,200	179,498
Austevoll Seafood ASA	18,348	130,311
Avance Gas Holding, Ltd.	14,826	30,310
Axactor SE (c)	39,265	23,190
B2Holding ASA	20,790	7,201
Bionor Pharma ASA	6,972	17,492
Bonheur ASA	10,311	149,630
Borregaard ASA	26,596	247,488
BW Energy, Ltd. (c)	6,881	6,003
BW Offshore, Ltd. (c)	33,722	58,663
DNO ASA (d)	182,446	51,082
Europris ASA	62,298	181,940
Frontline, Ltd.	24,306	240,363

BHFTII-94

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Norway—(Continued)
Grieg Seafood ASA	13,378	$124,301
Hexagon Composites ASA (c)	28,187	67,675
Hoegh LNG Holdings, Ltd.	16,807	17,187
IDEX Biometrics ASA (c)	53,185	3,222
Itera ASA	17,553	14,295
Kongsberg Automotive ASA (c)	176,177	29,678
Kongsberg Gruppen ASA	7,247	90,887
Kvaerner ASA (c) (d)	60,872	36,900
NEL ASA (c) (d)	307,998	303,565
Nordic Nanovector ASA (c) (d)	11,170	13,949
Nordic Semiconductor ASA (c)	45,822	203,235
Norway Royal Salmon ASA	3,915	78,263
Norwegian Air Shuttle ASA (c) (d)	26,268	22,748
Norwegian Finans Holding ASA (c)	27,608	111,930
Norwegian Property ASA	11,418	11,527
Ocean Yield ASA (d)	12,183	27,387
Odfjell Drilling, Ltd. (c)	25,648	18,885
Odfjell SE - A Shares (c)	1,949	3,735
Olav Thon Eiendomsselskap ASA	2,986	32,426
Otello Corp. ASA (c)	33,778	38,535
PGS ASA (c)	106,228	31,087
PhotoCure ASA (c)	5,477	30,282
Protector Forsikring ASA (c) (d)	20,253	46,283
Q-Free ASA (c)	24,256	11,362
Sbanken ASA	20,608	100,586
Scatec Solar ASA	24,197	306,974
Selvaag Bolig ASA	14,928	66,404
Stolt-Nielsen, Ltd.	7,397	59,848
TGS Nopec Geophysical Co. ASA	2,806	31,488
Treasure ASA	21,003	17,906
Veidekke ASA	28,524	238,880
Wallenius Wilhelmsen ASA (d)	14,567	13,970
Wilh Wilhelmsen Holding ASA - Class A	4,777	46,805
XXL ASA (c) (d)	17,225	7,776

		3,757,351

Peru—0.0%
Hochschild Mining plc	95,965	126,516

Philippines—0.0%
Del Monte Pacific, Ltd.	77,636	5,301

Portugal—0.3%
Altri SGPS S.A.	27,747	110,328
Banco Comercial Portugues S.A. - Class R	2,143,248	241,045
Banco Espirito Santo S.A. (a) (b) (c)	89,078	0
CTT-Correios de Portugal S.A.	47,697	120,611
Mota-Engil SGPS S.A.	40,942	49,413
Navigator Co. S.A. (The)	71,289	169,063
NOS SGPS S.A.	74,998	251,564
Novabase SGPS S.A. (c)	7,827	22,999
REN - Redes Energeticas Nacionais SGPS S.A.	122,322	312,388
Semapa-Sociedade de Investimento e Gestao	6,359	54,198
Sonae Capital SGPS S.A.	11,637	5,132
Sonae SGPS S.A.	280,308	181,489

		1,518,230

Russia—0.1%
Petropavlovsk plc (c)	987,975	261,444

Singapore—1.4%
Abterra, Ltd. (a) (b) (c)	51,720	266
Accordia Golf Trust	145,200	49,396
AEM Holdings, Ltd.	46,900	54,693
Ascendas India Trust	270,700	226,119
Avarga, Ltd.	46,000	4,080
Banyan Tree Holdings, Ltd.	97,700	17,392
Best World International, Ltd. (a) (b)	80,000	14,229
Bonvests Holdings, Ltd.	18,000	10,282
Boustead Projects, Ltd.	24,607	11,054
Boustead Singapore, Ltd.	82,025	34,484
BreadTalk Group, Ltd.	54,200	28,211
Bukit Sembawang Estates, Ltd.	69,100	185,790
BW LPG, Ltd.	31,059	94,226
Centurion Corp., Ltd.	98,400	27,358
China Aviation Oil Singapore Corp., Ltd.	94,800	56,849
Chip Eng Seng Corp., Ltd.	157,000	54,687
Chuan Hup Holdings, Ltd.	125,000	16,757
CNQC International Holdings, Ltd.	82,500	9,029
ComfortDelGro Corp., Ltd.	496,500	531,320
COSCO Shipping International Singapore Co., Ltd. (c)	332,100	39,578
Creative Technology, Ltd. (c)	16,300	19,287
CSE Global, Ltd.	143,500	34,668
CW Group Holdings, Ltd. (a) (b) (c)	106,000	592
Delfi, Ltd.	80,600	40,560
Elec & Eltek International Co., Ltd. (a) (b)	23,000	26,910
Ezion Holdings, Ltd. (a) (b) (c)	753,729	4,295
Ezra Holdings, Ltd. (a) (b) (c)	1,000,703	7,599
Far East Orchard, Ltd.	74,044	50,340
First Resources, Ltd.	127,600	108,126
Food Empire Holdings, Ltd.	54,000	17,280
Fragrance Group, Ltd.	752,800	60,919
Fraser and Neave, Ltd.	36,400	30,751
Frencken Group, Ltd.	45,900	18,383
Fu Yu Corp., Ltd.	98,800	13,722
Gallant Venture, Ltd. (c)	257,900	19,945
Geo Energy Resources, Ltd.	155,000	8,682
GK Goh Holdings, Ltd.	12,000	6,069
GL, Ltd.	188,000	67,881
Golden Agri-Resources, Ltd.	2,173,000	213,677
Golden Energy & Resources, Ltd.	69,000	8,599
GuocoLand, Ltd.	68,800	64,613
Halcyon Agri Corp., Ltd. (c)	188,713	33,757
Hanwell Holdings, Ltd.	19,000	2,242
Haw Par Corp., Ltd.	29,000	209,067
Hi-P International, Ltd.	50,200	30,051
Hiap Hoe, Ltd.	58,000	28,100
Ho Bee Land, Ltd.	67,200	94,137
Hong Fok Corp., Ltd.	146,740	60,435
Hong Leong Asia, Ltd. (c)	82,000	23,560
Hong Leong Finance, Ltd.	31,900	47,415
Hotel Grand Central, Ltd.	25,900	16,935
Hour Glass, Ltd. (The)	129,000	48,964
Hrnet Group, Ltd.	67,700	20,380
Hwa Hong Corp., Ltd.	138,000	26,686

BHFTII-95

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Hyflux, Ltd. (a) (b) (c)	179,500	$18
iFAST Corp., Ltd.	25,500	14,360
IGG, Inc.	264,000	156,947
Indofood Agri Resources, Ltd.	152,000	32,633
Japfa, Ltd.	98,670	28,348
k1 Ventures, Ltd. (a) (b) (c)	80,800	0
Kenon Holdings, Ltd.	4,614	67,541
Keppel Infrastructure Trust	774,618	231,798
Koh Brothers Group, Ltd.	97,000	9,353
KSH Holdings, Ltd.	25,700	5,428
LCD Global Investments, Ltd.	48,932	3,339
Lian Beng Group, Ltd.	116,900	29,044
Low Keng Huat Singapore, Ltd.	122,600	33,248
Lum Chang Holdings, Ltd.	115,000	23,515
Metro Holdings, Ltd.	141,600	65,629
Mewah International, Inc.	110,000	15,865
Midas Holdings, Ltd. (a) (b) (c)	452,000	11,448
mm2 Asia, Ltd. (c)	149,800	12,843
NetLink NBN Trust	576,700	363,650
NSL, Ltd.	15,000	7,260
Overseas Union Enterprise, Ltd.	119,200	83,058
Oxley Holdings, Ltd.	204,565	29,413
Pan-United Corp., Ltd.	53,750	10,568
Penguin International, Ltd.	64,333	18,411
Perennial Real Estate Holdings, Ltd.	23,300	5,236
Q&M Dental Group Singapore, Ltd.	41,800	10,869
QAF, Ltd.	74,167	38,518
Raffles Education Corp., Ltd. (c)	500,206	27,006
Raffles Medical Group, Ltd.	222,060	121,125
Rickmers Maritime (a) (b) (c)	110,000	0
Riverstone Holdings, Ltd.	76,400	52,848
Roxy-Pacific Holdings, Ltd.	94,325	21,336
SBS Transit, Ltd.	36,600	69,296
Sembcorp Industries, Ltd.	189,300	205,505
Sembcorp Marine, Ltd. (c)	107,000	51,235
Sheng Siong Group, Ltd.	146,100	122,389
SHS Holdings, Ltd. (c)	47,000	5,357
SIA Engineering Co., Ltd.	65,700	79,105
SIIC Environment Holdings, Ltd.	220,300	30,675
Sinarmas Land, Ltd.	618,500	66,441
Sing Holdings, Ltd.	82,000	18,332
Singapore Post, Ltd.	367,100	166,688
Singapore Press Holdings, Ltd.	360,400	464,256
Singapore Reinsurance Corp., Ltd.	1,000	189
Stamford Land Corp., Ltd.	278,000	61,417
StarHub, Ltd.	135,200	125,308
Straits Trading Co., Ltd.	6,800	7,419
Sunningdale Tech, Ltd.	41,100	24,033
Swiber Holdings, Ltd. (a) (b) (c)	117,749	1,690
Tuan Sing Holdings, Ltd.	173,421	25,033
UMS Holdings, Ltd.	116,250	50,728
United Industrial Corp., Ltd.	13,600	20,541
United Overseas Insurance, Ltd.	4,000	18,264
UOB-Kay Hian Holdings, Ltd.	142,259	114,000
Vicom, Ltd.	4,600	23,051
Wee Hur Holdings, Ltd.	85,000	10,662
Wing Tai Holdings, Ltd.	159,621	173,908

Singapore—(Continued)
XP Power, Ltd.	4,479	145,016
Yeo Hiap Seng, Ltd.	19,712	10,108
Yongnam Holdings, Ltd. (c)	241,875	15,322

		6,567,050

South Africa—0.0%
Caledonia Mining Corp. plc	1,300	12,009
Mediclinic International plc	50,162	167,334
Petra Diamonds, Ltd. (c)	279,686	3,816

		183,159

Spain—2.5%
Acciona S.A.	7,805	833,370
Acerinox S.A.	70,013	477,943
Alantra Partners S.A.	4,852	69,077
Almirall S.A.	20,984	243,126
Amper S.A. (c)	224,339	34,218
Applus Services S.A.	33,014	212,136
Atresmedia Corp. de Medios de Comunicacion S.A. (d)	24,288	66,806
Azkoyen S.A.	3,142	17,139
Banco de Sabadell S.A. (d)	305,601	157,022
Bankia S.A.	189,056	211,065
Bankinter S.A.	117,966	433,095
Bolsas y Mercados Espanoles SHMSF S.A.	27,936	1,017,414
Caja de Ahorros del Mediterraneo (a) (b) (c) (d)	14,621	0
Cia de Distribucion Integral Logista Holdings S.A.	11,001	176,378
Cie Automotive S.A.	18,119	279,997
Construcciones y Auxiliar de Ferrocarriles S.A.	5,880	183,005
Distribuidora Internacional de Alimentacion S.A. (c) (d)	282,491	32,612
Ebro Foods S.A.	25,801	528,779
eDreams ODIGEO S.A. (c)	17,603	35,742
Elecnor S.A.	11,262	90,203
Enagas S.A.	29,981	596,404
Ence Energia y Celulosa S.A (d)	61,968	169,873
Ercros S.A.	60,314	150,814
Euskaltel S.A.	20,028	148,684
Faes Farma S.A.	140,343	547,107
Fluidra S.A. (c)	16,366	153,474
Fomento de Construcciones y Contratas S.A.	4,576	37,335
Global Dominion Access S.A. (c)	25,444	70,020
Grupo Catalana Occidente S.A.	21,287	426,255
Grupo Empresarial San Jose S.A. (c)	8,320	39,009
Grupo Ezentis S.A. (c)	78,251	18,564
Iberpapel Gestion S.A.	1,128	22,965
Indra Sistemas S.A. (c)	42,149	347,019
Laboratorios Farmaceuticos Rovi S.A.	3,511	87,655
Liberbank S.A.	410,152	62,093
Masmovil Ibercom S.A. (c)	19,272	306,159
Mediaset Espana Comunicacion S.A.	49,361	183,140
Melia Hotels International S.A. (d)	31,617	134,712
Miquel y Costas & Miquel S.A.	11,154	141,243
Neinor Homes S.A. (c)	316	2,468
Obrascon Huarte Lain S.A. (c)	35,775	23,141
Pharma Mar S.A. (c)	72,263	346,278
Prim S.A.	3,013	29,941
Promotora de Informaciones S.A. - Class A (c)	83,921	55,297

BHFTII-96

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Spain—(Continued)
Prosegur Cia de Seguridad S.A.	54,905	$138,201
Quabit Inmobiliaria S.A. (c)	21,835	10,186
Realia Business S.A. (c)	143,011	117,824
Sacyr S.A. (d)	124,751	190,499
Solaria Energia y Medio Ambiente S.A. (c)	19,439	163,514
Talgo S.A. (c) (d)	22,161	99,794
Tecnicas Reunidas S.A. (c)	11,115	143,020
Tubacex S.A.	32,455	45,766
Unicaja Banco S.A.	49,139	28,583
Vidrala S.A.	7,784	703,561
Viscofan S.A.	14,797	810,743
Vocento S.A.	18,128	14,282
Zardoya Otis S.A.	41,270	279,382

		11,944,132

Sweden—2.8%
AcadeMedia AB	6,803	33,523
Adapteo Oyj (c)	10,190	87,372
AddLife AB - Class B	1,607	46,544
AddNode Group AB	7,307	107,491
AddTech AB - B Shares	18,521	456,362
AF AB - B Shares	24,823	380,478
Ahlstrom-Munksjo Oyj	17,418	213,928
Alimak Group AB	10,425	91,941
Arise AB (c)	4,852	13,964
Arjo AB - B Shares	55,879	278,252
Atrium Ljungberg AB - B Shares	10,176	158,780
Attendo AB	22,790	93,958
Avanza Bank Holding AB	25,969	216,703
BE Group AB	1,962	5,745
Beijer Alma AB	14,559	121,457
Beijer Electronics Group AB	7,843	32,172
Beijer Ref AB	8,888	160,067
Bergman & Beving AB - B Shares	12,796	64,993
Besqab AB	1,061	10,666
Betsson AB (c)	41,330	166,174
Bilia AB - A Shares	31,057	191,852
BillerudKorsnas AB	20,555	224,753
BioGaia AB - B Shares	5,052	213,821
Biotage AB	17,530	176,259
Bjorn Borg AB (c)	9,936	10,807
Bonava AB - B Shares	18,068	78,090
Bravida Holding AB	51,786	365,939
Bufab AB	9,902	76,238
Bulten AB	6,239	24,841
Bure Equity AB	18,672	295,580
Byggmax Group AB (c)	18,326	43,355
Catena AB	6,561	191,445
Clas Ohlson AB - B Shares	12,101	87,923
Cloetta AB - B Shares	92,493	219,372
Coor Service Management Holding AB	14,142	69,240
Corem Property Group AB - B Shares	40,507	80,015
Dios Fastigheter AB	31,508	210,275
Dometic Group AB	34,086	152,026
Doro AB (c)	3,391	9,119
Duni AB	13,288	105,648

Sweden—(Continued)
Dustin Group AB	18,741	88,898
Eastnine AB	7,088	77,885
Elanders AB - B Shares	1,453	6,560
Elos Medtech AB	1,084	7,625
Eltel AB (c)	11,729	18,662
Enea AB (c)	4,082	52,814
eWork Group AB	2,864	16,344
Fagerhult AB	19,392	76,120
FastPartner AB	7,445	54,319
Fingerprint Cards AB - Class B (c)	28,890	38,243
GHP Specialty Care AB	7,172	10,014
Granges AB	23,241	115,238
Gunnebo AB	16,020	24,406
Haldex AB	16,480	42,389
Heba Fastighets AB	9,527	80,536
HIQ International AB (c)	13,747	49,466
HMS Networks AB (d)	5,072	62,854
Hoist Finance AB (c)	12,983	32,231
Humana AB	6,890	27,075
Inwido AB	16,291	93,852
ITAB Shop Concept AB - Class B (c)	1,944	1,545
JM AB (d)	23,312	405,410
Klovern AB - B Shares	158,702	235,843
Know It AB	6,781	93,009
Kungsleden AB	56,456	426,392
Lagercrantz Group AB - B Shares	19,415	226,825
Lindab International AB	35,369	274,099
Loomis AB - Class B	10,435	212,305
Medivir AB - B Shares (c)	10,470	13,585
Mekonomen AB (c)	11,543	51,583
Modern Times Group MTG AB - B Shares (c)	9,759	77,021
Momentum Group AB - Class B	10,335	70,279
Mycronic AB	25,742	313,981
Nederman Holding AB	6,476	69,363
Net Insight AB - Class B (c)	74,697	13,204
New Wave Group AB - B Shares	19,643	54,251
Nobia AB	40,224	143,261
Nobina AB	27,299	148,638
Nolato AB - B Shares	6,137	277,922
Nordic Entertainment Group AB	1,252	26,395
Nordic Waterproofing Holding	3,742	28,072
NP3 Fastigheter AB	11,449	80,877
Nyfosa AB (c)	48,024	241,754
OEM International AB - B Shares	3,800	74,588
Peab AB	28,777	207,611
Platzer Fastigheter Holding AB - Class B	13,119	93,444
Pricer AB - B Shares	32,212	50,882
Proact IT Group AB	2,832	27,497
Qliro Group AB (c)	24,348	9,667
Ratos AB - B Shares	51,213	106,698
RaySearch Laboratories AB (c)	7,859	45,599
Recipharm AB - B Shares	12,287	126,349
Rottneros AB	26,936	24,650
Sagax AB - Class B	9,367	94,225
Samhallsbyggnadsbolaget i Norden AB	228,944	436,905
SAS AB (c) (d)	75,231	66,522
Scandi Standard AB	18,069	109,536

BHFTII-97

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
Scandic Hotels Group AB	17,969	$53,919
Sectra AB - B Shares (c)	6,258	237,166
Semcon AB	5,540	25,863
Sensys Gatso Group AB (c)	223,283	24,958
Sintercast AB	599	6,903
SkiStar AB	17,077	131,373
Sweco AB - B Shares	2,587	73,924
Systemair AB	5,455	66,314
Thule Group AB	29,106	506,768
Troax Group AB	11,469	105,941
VBG Group AB - B Shares	1,912	22,200
Wihlborgs Fastigheter AB	36,000	501,285

		13,259,100

Switzerland—6.3%
Allreal Holding AG (c)	4,641	861,240
ALSO Holding AG (c)	1,973	312,765
APG SGA S.A.	468	86,924
Arbonia AG (c)	14,726	115,679
Aryzta AG (c)	230,151	82,867
Ascom Holding AG	12,379	69,790
Autoneum Holding AG (d)	1,187	74,682
Bachem Holding AG - Class B	553	111,145
Banque Cantonale de Geneve	750	140,180
Banque Cantonale Vaudoise	670	551,140
Belimo Holding AG	131	849,835
Bell Food Group AG	880	229,104
Bellevue Group AG	3,322	78,225
Berner Kantonalbank AG	1,950	425,107
BKW AG	6,201	510,348
Bobst Group S.A. (d)	3,743	170,209
Bossard Holding AG - Class A	2,139	248,148
Bucher Industries AG	2,604	691,665
Burckhardt Compression Holding AG	270	53,733
Burkhalter Holding AG	1,291	74,470
Calida Holding AG (c)	2,002	58,189
Carlo Gavazzi Holding AG	124	26,203
Cembra Money Bank AG	7,937	732,377
Cicor Technologies, Ltd. (c)	644	24,058
Cie Financiere Tradition S.A.	595	64,839
Clariant AG	41,878	704,358
Coltene Holding AG (c) (d)	1,308	84,171
Conzzeta AG	362	291,451
Daetwyler Holding AG	2,353	378,993
DKSH Holding AG	6,988	347,490
dormakaba Holding AG (c)	923	410,709
Dufry AG	7,951	246,468
EDAG Engineering Group AG (c)	3,171	29,390
EFG International AG (c)	22,533	128,832
Emmi AG	623	569,568
Energiedienst Holding AG	3,866	127,659
Evolva Holding S.A. (c) (d)	36,339	6,880
Feintool International Holding AG	588	22,899
Fenix Outdoor International AG	1,091	69,074
Ferrexpo plc	89,833	131,369
Flughafen Zurich AG	5,491	618,101

Switzerland—(Continued)
Forbo Holding AG	326	395,292
Galenica AG	7,387	504,781
GAM Holding AG (c)	68,723	129,502
Georg Fischer AG	1,301	899,380
Gurit Holding AG	164	195,235
Helvetia Holding AG	8,954	771,497
Hiag Immobilien Holding AG	1,528	147,846
Highlight Communications AG (c)	7,829	35,105
HOCHDORF Holding AG (c) (d)	174	10,367
Huber & Suhner AG	4,851	303,649
Hypothekarbank Lenzburg AG (c)	3	13,272
Implenia AG (d)	6,413	226,503
Inficon Holding AG	600	390,930
Interroll Holding AG	226	373,879
Intershop Holding AG	416	218,667
Investis Holding S.A. (c)	322	27,149
IWG plc	206,169	439,658
Jungfraubahn Holding AG	529	65,981
Kardex AG	2,247	313,965
Komax Holding AG (d)	1,069	167,963
Kudelski S.A. (c) (d)	13,221	42,460
Landis & Gyr Group AG (c)	1,285	88,915
Lastminute.com NV (c)	1,492	33,230
LEM Holding S.A.	166	182,881
Logitech International S.A.	14,262	617,308
Luzerner Kantonalbank AG (d)	1,452	588,882
Meier Tobler Group AG (c)	872	9,794
Metall Zug AG - B Shares	66	106,049
Mikron Holding AG (c)	2,145	10,366
Mobilezone Holding AG (c)	11,899	103,402
Mobimo Holding AG (c)	2,761	774,487
OC Oerlikon Corp. AG	68,290	548,162
Orascom Development Holding AG (c)	5,250	44,093
Orell Fuessli Holding AG	428	41,336
Orior AG	2,240	182,405
Phoenix Mecano AG	274	97,297
Plazza AG - Class A	597	171,689
PSP Swiss Property AG	13,666	1,709,157
Resurs Holding AB	27,086	93,083
Rieter Holding AG	1,344	122,417
Romande Energie Holding S.A.	111	121,003
Schaffner Holding AG	238	32,633
Schmolz & Bickenbach AG (c) (d)	161,565	23,215
Schweiter Technologies AG	363	352,916
SFS Group AG	3,995	297,840
Siegfried Holding AG (c)	1,321	533,601
SIG Combibloc Group AG (c)	26,381	395,265
St. Galler Kantonalbank AG	1,123	466,598
Sulzer AG	5,258	332,441
Sunrise Communications Group AG (c)	10,583	854,514
Swiss Prime Site AG	1,296	127,218
Swissquote Group Holding S.A.	3,968	230,164
TX Group AG	904	64,003
U-Blox Holding AG (c)	2,262	139,127
Valiant Holding AG	5,102	409,910
Valora Holding AG (c)	1,467	257,861
VAT Group AG (c)	8,880	1,230,257

BHFTII-98

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Vaudoise Assurances Holding S.A.	423	$197,018
Vetropack Holding AG	88	233,828
Von Roll Holding AG (c)	16,704	9,533
Vontobel Holding AG	9,780	480,902
VZ Holding AG	836	280,724
Walliser Kantonalbank	1,160	120,479
Warteck Invest AG	53	112,261
Ypsomed Holding AG (c) (d)	621	80,395
Zehnder Group AG	3,984	152,507
Zug Estates Holding AG - B Shares	83	163,046
Zuger Kantonalbank AG	59	382,464

		30,090,091

Turkey—0.0%
Global Ports Holding plc	3,344	2,457

United Arab Emirates—0.0%
Lamprell plc (c)	100,553	16,386

United Kingdom—13.3%
4imprint Group plc	7,338	175,301
888 Holdings plc	86,183	134,213
A.G. Barr plc	39,803	237,801
AA plc (d)	210,707	44,831
Advanced Medical Solutions Group plc	10,237	31,871
Afren plc (a) (b) (c)	251,096	0
Aggreko plc	73,028	439,932
Air Partner plc	4,960	2,850
Alliance Pharma plc	30,142	24,276
Anglo Pacific Group plc	45,747	63,981
Anglo-Eastern Plantations plc	5,782	34,044
Appreciate Group plc (c)	23,099	9,443
Arrow Global Group plc	59,836	79,284
Ascential plc	47,361	144,774
Ashmore Group plc	91,047	401,557
ASOS plc (c)	6,065	89,813
Avon Rubber plc	11,857	338,435
B&M European Value Retail S.A.	164,721	562,429
Babcock International Group plc	126,442	599,344
Balfour Beatty plc	232,244	622,863
Beazley plc	139,681	675,669
Begbies Traynor Group plc	12,000	11,749
Bellway plc	39,891	1,064,074
Biffa plc	17,964	39,966
Bloomsbury Publishing plc	25,349	68,760
Bodycote plc	80,730	563,448
boohoo Group plc (c)	208,438	492,022
Braemar Shipping Services plc	7,120	8,838
Brewin Dolphin Holdings plc	96,648	262,366
Britvic plc	76,398	663,845
Cairn Energy plc (c)	234,247	224,230
Capita plc (c)	186,764	76,355
Capital & Counties Properties plc	217,145	445,440
Carclo plc (c)	16,990	1,016
Card Factory plc	103,756	42,707
CareTech Holdings plc	13,900	65,485

United Kingdom—(Continued)
Carr’s Group plc	19,239	24,683
Castings plc	2,870	10,529
Centaur Media plc	92,526	28,142
Chemring Group plc	123,138	305,490
Chesnara plc	58,648	212,971
Cineworld Group plc	206,628	126,623
City of London Investment Group plc	6,851	27,465
Clarkson plc	8,219	235,497
Clinigen Group plc (c)	6,555	43,900
Clipper Logistics plc	11,008	20,722
Close Brothers Group plc	58,401	817,335
CLS Holdings plc	60,694	147,040
CMC Markets plc	42,124	94,016
Coats Group plc	33,735	17,731
Computacenter plc	29,696	526,398
Concentric AB	11,928	116,370
ConvaTec Group plc	298,949	695,694
Costain Group plc	35,950	15,654
Countryside Properties plc	113,207	399,594
Countrywide plc (c)	128	76
Cranswick plc	19,608	897,955
Crest Nicholson Holdings plc	69,820	153,191
CVS Group plc	12,244	125,149
Daejan Holdings plc	2,195	213,047
Daily Mail & General Trust plc	48,943	417,086
Dart Group plc	16,016	109,207
De La Rue plc (c)	36,480	26,051
Devro plc	61,396	121,750
DFS Furniture plc	32,360	47,438
Dialight plc (c)	5,140	14,303
Dialog Semiconductor plc (c)	25,587	692,635
Dignity plc (c)	19,579	67,680
Diploma plc	37,466	747,545
DiscoverIE Group plc	21,083	128,388
Dixons Carphone plc	175,794	170,007
Domino’s Pizza Group plc	168,480	593,475
Drax Group plc	137,597	262,169
Dunelm Group plc	30,584	267,629
easyJet plc	1,497	10,773
EKF Diagnostics Holdings plc (c)	38,020	12,893
Electrocomponents plc	146,771	937,097
Elementis plc	202,330	124,628
EMIS Group plc	11,255	146,195
EnQuest plc (c)	750,991	73,309
Equiniti Group plc	85,202	186,760
Essentra plc	87,048	285,153
Euromoney Institutional Investor plc	32,940	333,455
FDM Group Holdings plc	13,119	120,095
Fevertree Drinks plc	22,227	333,034
Firstgroup plc (c)	445,353	278,041
Flex LNG, Ltd.	4,057	20,696
Flowtech Fluidpower plc	6,703	4,584
Forterra plc	43,179	94,596
Foxtons Group plc (c)	74,860	37,606
Frasers Group PLC (c)	49,099	111,135
Fuller Smith & Turner plc - Class A	7,667	63,941
FW Thorpe plc	6,310	20,745

BHFTII-99

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
G4S plc	457,128	$521,757
Galliford Try Holdings plc	49,848	80,247
Games Workshop Group plc	10,073	540,317
Gamesys Group plc (c)	21,152	191,751
Gamma Communications plc	4,721	58,532
Gem Diamonds, Ltd. (c)	44,142	15,426
Genel Energy plc	14,530	15,723
Genus plc	3,398	138,139
Georgia Capital plc (c)	7,105	37,447
Go-Ahead Group plc	16,231	166,032
Gocompare.Com Group plc	86,389	65,580
Gooch & Housego plc	2,212	23,274
Goodwin plc	188	4,654
Grafton Group plc	88,160	579,553
Grainger plc	184,387	592,264
Greggs plc	30,629	612,379
Gulf Keystone Petroleum, Ltd.	64,377	53,769
GVC Holdings plc	5,947	41,282
Gym Group plc (The)	41,701	72,843
H&T Group plc	1,027	3,387
Halfords Group plc	89,687	77,588
Hastings Group Holdings plc	73,303	167,635
Hays plc	470,021	669,666
Headlam Group plc	43,642	167,886
Helical plc	47,664	206,826
Henry Boot plc	10,968	27,167
Hill & Smith Holdings plc	27,460	325,437
Hilton Food Group plc	15,877	213,899
Hiscox, Ltd.	69,440	795,099
Hollywood Bowl Group plc	29,996	56,409
HomeServe plc	20,213	264,773
Horizon Discovery Group plc (c)	25,090	32,680
Howden Joinery Group plc	203,722	1,290,402
Hunting plc	52,837	114,223
Huntsworth plc	92,591	122,454
Hurricane Energy plc (c) (d)	60,919	8,005
Hyve Group plc	235,121	58,091
Ibstock plc	118,333	222,784
IDOX plc (c)	53,651	22,594
IG Group Holdings plc	127,101	1,088,497
IGas Energy plc (c)	18,467	6,016
IMI plc	82,493	763,023
Inchcape plc	161,511	866,715
Indivior plc (c)	173,858	98,301
Intermediate Capital Group plc	23,341	258,564
International Personal Finance plc	79,366	75,025
iomart Group plc	13,085	44,175
IP Group plc (c)	158,370	98,145
J.D. Wetherspoon plc	23,836	260,582
James Fisher & Sons plc	18,824	293,222
John Laing Group plc	63,847	268,708
John Menzies plc	23,155	22,410
John Wood Group plc	143,433	275,300
Johnson Service Group plc	32,984	42,128
Joules Group plc	4,111	4,277
Jupiter Fund Management plc	124,588	308,762
Just Group plc (c)	88,448	59,036

United Kingdom—(Continued)
Kainos Group plc	18,245	148,809
Keller Group plc	25,571	167,084
Kier Group plc (c) (d)	50,507	46,928
Kin & Carta plc	66,431	50,237
Lancashire Holdings, Ltd.	70,812	544,880
Liontrust Asset Management plc	5,620	65,504
Lookers plc	131,372	26,236
Low & Bonar plc (c)	75,589	6,387
LSL Property Services plc	24,253	50,256
Luceco plc	31,684	29,954
M&C Saatchi plc	3,677	1,459
Man Group plc	584,475	900,132
Marshalls plc	73,997	541,173
Marston’s plc	258,409	133,392
McBride plc (c)	63,975	45,380
McCarthy & Stone plc	95,429	77,092
McColl’s Retail Group plc	12,767	4,747
Mears Group plc	41,542	70,027
Meggitt plc	64,062	232,074
Metro Bank plc (c)	2,816	3,168
Midwich Group plc	2,037	10,024
Mitchells & Butlers plc (c)	85,514	192,763
Mitie Group plc	135,619	109,361
MJ Gleeson plc	13,112	86,971
Moneysupermarket.com Group plc	149,153	561,592
Morgan Advanced Materials plc	102,161	234,417
Morgan Sindall Group plc	17,569	261,248
Morses Club plc	6,380	3,072
Mortgage Advice Bureau Holdings, Ltd.	6,665	44,356
Mothercare plc (c)	55,479	3,484
Motorpoint group plc	14,323	33,929
N Brown Group plc	73,957	13,472
Naked Wines plc	10,364	32,418
National Express Group plc	200,733	508,809
NCC Group plc	82,122	169,150
Next Fifteen Communications Group plc	7,460	27,279
Non-Standard Finance plc	79,101	10,279
Norcros plc	4,719	7,393
Numis Corp. plc	9,768	25,418
On the Beach Group plc	36,264	98,946
OneSavings Bank plc	62,111	192,676
Oxford Instruments plc	16,508	262,021
Pagegroup plc	92,605	417,478
Pan African Resources plc	316,147	36,863
Paragon Banking Group plc	88,923	366,407
Parkmead Group plc (The) (c) (d)	28,991	9,134
PayPoint plc	20,570	136,778
Pendragon plc	345,188	26,987
Pennon Group plc	142,268	1,928,066
Petrofac, Ltd.	76,214	187,706
Pets at Home Group plc	154,297	497,779
Pharos Energy plc	50,968	7,589
Phoenix Group Holdings plc	62,628	485,844
Photo-Me International plc	89,030	43,171
Playtech plc	90,374	189,620
Polar Capital Holdings plc	8,168	38,935
Polypipe Group plc	68,575	390,786

BHFTII-100

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Porvair plc	8,570	$53,783
PPHE Hotel Group, Ltd.	2,053	24,790
Premier Foods plc (c) (d)	334,879	100,865
Premier Miton Group plc	9,032	9,412
Premier Oil plc (c) (d)	245,706	52,197
Provident Financial plc	22,978	61,783
PZ Cussons plc	102,110	245,025
QinetiQ Group plc	183,469	737,840
Quilter plc	547,869	800,633
Rank Group plc	40,547	65,232
Rathbone Brothers plc	15,068	279,563
REA Holdings plc (c)	1,120	1,391
Redde Northgate plc	57,053	98,135
Redrow plc	88,760	395,322
Renew Holdings plc	6,035	28,091
Renewi plc	221,260	64,348
Renishaw plc	8,752	343,189
Renold plc (c)	64,766	6,995
Restaurant Group plc (The)	63,338	33,279
Revolution Bars Group plc (c) (d)	5,460	1,081
Ricardo plc	13,452	68,672
River & Mercantile Group plc	112	242
RM plc	43,283	75,202
Robert Walters plc	16,356	59,725
Rotork plc	249,593	672,404
Royal Mail plc	93,692	145,146
RPS Group plc	100,537	42,745
S&U plc	343	6,855
Sabre Insurance Group plc	11,395	41,239
Saga plc	127,724	26,837
Savannah Petroleum plc (c)	60,736	5,982
Savills plc	58,446	597,859
Scapa Group plc	15,602	21,620
SDL plc	33,826	166,988
Secure Trust Bank plc	458	5,297
Senior plc	166,890	144,966
Severfield plc	100,890	79,312
SIG plc	246,262	72,247
Signature Aviation plc	320,590	654,790
Smart Metering Systems plc (d)	10,974	90,447
Softcat plc	34,705	446,023
Spectris plc	37,742	1,146,677
Speedy Hire plc	205,988	126,108
Spire Healthcare Group plc	32,574	31,552
Spirent Communications plc	209,055	543,793
Sportech plc (c)	20,264	3,778
SSP Group plc	125,662	477,607
St. Modwen Properties plc	86,555	354,674
Stagecoach Group plc	144,489	125,299
SThree plc	40,191	114,806
Stobart Group, Ltd. (c)	80,421	47,911
Stock Spirits Group plc	35,879	73,074
Studio Retail Group plc (c)	17,439	32,423
STV Group plc	7,121	28,200
Superdry plc	18,185	24,141
Synthomer plc	110,628	333,151
T. Clarke plc	15,381	16,558

United Kingdom—(Continued)
TalkTalk Telecom Group plc	201,309	212,220
Tate & Lyle plc	152,454	1,238,141
Ted Baker plc (c)	9,974	12,720
Telecom Plus plc	20,424	314,440
Telit Communications plc (c)	33,381	37,644
TEN Entertainment Group plc	2,917	6,329
Topps Tiles plc	61,961	27,888
TORM plc (c)	6,490	55,279
TP ICAP plc	203,445	853,260
Travis Perkins plc	80,252	876,056
Trifast plc	20,432	24,060
Trinity Mirror plc	157,693	204,222
TT electronics plc	79,290	150,978
U & I Group plc	54,856	54,223
Ultra Electronics Holdings plc	27,882	693,833
Urban & Civic plc	10,696	27,804
Vectura Group plc	226,500	272,480
Vertu Motors plc	35,216	9,013
Vesuvius plc	95,731	385,656
Victrex plc	28,463	694,717
Virgin Money UK plc (c)	190,655	145,855
Vistry Group plc	91,525	653,089
Vitec Group plc (The)	10,351	82,847
Volex plc	20,438	28,620
Volution Group plc	23,180	45,253
Vp plc	4,147	33,208
Watkin Jones plc	21,708	41,610
Weir Group plc (The)	8,067	73,121
WH Smith plc	35,182	496,927
William Hill plc	315,264	265,365
Wincanton plc	44,811	140,022
Xaar plc (c)	18,088	4,594

		63,615,161

United States—0.3%
Alacer Gold Corp. (c)	102,778	331,565
Argonaut Gold, Inc. (c)	66,123	50,745
BRP, Inc.	2,874	46,889
Burford Capital, Ltd.	13,154	68,371
Energy Fuels, Inc. (c) (d)	19,715	23,115
Epsilon Energy, Ltd. (c)	10,928	29,178
Golden Star Resources, Ltd. (c) (d)	28,192	72,118
Ormat Technologies, Inc.	1	38
PureTech Health plc (c)	33,651	100,365
REC Silicon ASA (c) (d)	64,361	17,492
Reliance Worldwide Corp., Ltd.	163,182	258,993
Samsonite International S.A.	285,600	270,055
Sims, Ltd.	81,887	305,993
Sundance Energy, Inc. (c)	2,046	4,644
Varia US Properties AG	781	31,740

		1,611,301

Total Common Stocks (Cost $586,687,087)		471,208,421

BHFTII-101

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Preferred Stocks—0.3%

Security Description	Shares	Value

Germany—0.3%
Biotest AG	5,357	$107,506
Draegerwerk AG & Co. KGaA	2,545	248,853
FUCHS Petrolub SE	15,515	551,286
Jungheinrich AG	14,450	224,461
Sixt SE	4,716	186,862
Sto SE & Co. KGaA	478	43,678
Villeroy & Boch AG	505	5,704

Total Preferred Stocks (Cost $1,665,832)		1,368,350

Rights—0.0%

Australia—0.0%
Centrebet International, Ltd. (Litigation Units) (c)	9,600	0
OTTO Energy, Ltd., Expires 04/16/20 (c)	209,028	0

		0

Austria—0.0%
Intercell AG (a) (b) (c)	24,163	0

Canada—0.0%
Pan American Silver Corp., Expires 02/22/29 (a) (b) (c)	78,950	26,843

Hong Kong—0.0%
Fortune Oil CVR (a) (b) (c)	575,627	0

Japan—0.0%
Chiba Kogyo Bank, Ltd., Expires 06/17/20 (c)	16,000	0

Norway—0.0%
Nel ASA, Expires 04/07/20 (c)	3,641	298

Total Rights (Cost $20,692)		27,141

Warrant—0.0%

Canada—0.0%
Tervita Corp., Expires 07/19/20 (c)	733	3

China—0.0%
First Sponsor Group, Ltd., Expires 05/30/24 (c)	949	7

France—0.0%
METabolic EXplorer S.A., Expires 03/19/21 (c)	6,035	116

Singapore—0.0%
Ezion Holdings, Ltd., Expires 04/16/23 (c)	309,737	0

Total Warrants (Cost $409)		126

Short-Term Investment—0.4%
Security Description	Shares/ Principal Amount*	Value

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $2,051,354; collateralized by U.S. Treasury Note at 1.750%, maturing 06/15/22, with a market value of $2,093,519.	2,051,354	2,051,354

Total Short-Term Investments (Cost $2,051,354)		2,051,354

Securities Lending Reinvestments (e)—3.1%

Repurchase Agreements—1.6%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.010%, due on 04/01/20 with a maturity value of $1,023,124; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $1,043,586.	1,023,123	1,023,123
CF Secured LLC Repurchase Agreement dated 03/31/20 at 0.040%, due on 04/01/20 with a maturity value of $2,000,002; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 6.500%, maturity dates ranging from 10/31/20 - 01/01/50, and an aggregate market value of $2,040,002.	2,000,000	2,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $200,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $204,000.	200,000	200,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $400,004; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $408,000.	400,000	400,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/20 at 0.250%, due on 04/01/20 with a maturity value of $2,000,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.625%, maturity dates ranging from 08/31/20 - 02/15/49, and various Common Stock with an aggregate market value of $2,194,584.	2,000,000	2,000,000
Societe Generale Repurchase Agreement dated 03/31/20 at 0.580%, due on 04/01/20 with a maturity value of $2,000,032; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/25, and various Common Stock with an aggregate market value of $2,222,072.	2,000,000	2,000,000

		7,623,123

Mutual Funds—1.5%
BlackRock Liquidity Funds, Institutional Shares 0.340% (f)	500,000	500,000

BHFTII-102

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
Dreyfus Treasury Cash Management Fund, Institutional Class 0.220% (f)	2,000,000	$2,000,000
Fidelity Government Portfolio, Institutional Class 0.340% (f)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (f)	500,000	500,000
STIT-Government & Agency Portfolio, Institutional Class 0.430% (f)	2,000,000	2,000,000

		7,000,000

Total Securities Lending Reinvestments (Cost $14,623,123)		14,623,123

Total Investments—102.6% (Cost $605,048,497)		489,278,515
Other assets and liabilities (net)—(2.6)%		(12,257,770)

Net Assets—100.0%		$477,020,745

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2020, these securities represent 0.1% of net assets.
(c)	Non-income producing security.
(d)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $20,283,294 and the collateral received consisted of cash in the amount of $14,623,123 and non-cash collateral with a value of $7,866,568. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2020.

Ten Largest Industries as of March 31, 2020 (Unaudited)	% of Net Assets
Machinery	6.3
Real Estate Management & Development	5.3
Metals & Mining	4.9
Banks	4.3
Food Products	3.7
Capital Markets	3.6
Electronic Equipment, Instruments & Components	3.6
Chemicals	3.3
Construction & Engineering	3.3
Hotels, Restaurants & Leisure	2.7

Glossary of Abbreviations

Other Abbreviations

(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$397,776	$25,878,838	$186,277	$26,462,891
Austria	—	7,334,382	0	7,334,382
Belgium	3,274,046	7,980,939	—	11,254,985
Canada	33,375,360	6,791	836	33,382,987
China	38,986	1,454,161	—	1,493,147
Colombia	20,477	—	—	20,477
Denmark	126,743	10,127,594	—	10,254,337
Faeroe Islands	—	9,175	—	9,175

BHFTII-103

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Finland	$—	$12,186,715	$—	$12,186,715
France	—	18,449,693	—	18,449,693
Georgia	—	146,368	—	146,368
Germany	238,229	28,148,713	—	28,386,942
Ghana	—	64,550	—	64,550
Greenland	—	9,554	—	9,554
Guernsey, Channel Islands	—	48,635	—	48,635
Hong Kong	696,591	11,306,073	174,466	12,177,130
India	—	10,080	—	10,080
Ireland	—	1,774,317	906	1,775,223
Isle of Man	—	56,579	—	56,579
Israel	—	6,638,497	18,647	6,657,144
Italy	—	20,168,413	48	20,168,461
Japan	55,343	126,841,327	—	126,896,670
Jersey, Channel Islands	—	798,172	—	798,172
Kazakhstan	—	267,455	—	267,455
Liechtenstein	—	322,496	—	322,496
Luxembourg	—	565,190	—	565,190
Macau	—	66,277	—	66,277
Malta	—	228,944	—	228,944
Monaco	301,650	—	—	301,650
Netherlands	—	16,077,840	0	16,077,840
New Zealand	—	2,376,593	—	2,376,593
Norway	6,003	3,751,348	—	3,757,351
Peru	—	126,516	—	126,516
Philippines	—	5,301	—	5,301
Portugal	—	1,518,230	0	1,518,230
Russia	—	261,444	—	261,444
Singapore	42,825	6,457,178	67,047	6,567,050
South Africa	12,009	171,150	—	183,159
Spain	—	11,944,132	0	11,944,132
Sweden	—	13,259,100	—	13,259,100
Switzerland	88,915	30,001,176	—	30,090,091
Turkey	—	2,457	—	2,457
United Arab Emirates	—	16,386	—	16,386
United Kingdom	1,391	63,613,770	0	63,615,161
United States	558,254	1,053,047	—	1,611,301
Total Common Stocks	39,234,598	431,525,596	448,227	471,208,421
Total Preferred Stocks*	—	1,368,350	—	1,368,350
Rights
Australia	0	0	—	0
Austria	—	—	0	0
Canada	—	—	26,843	26,843
Hong Kong	—	—	0	0
Japan	0	—	—	0
Norway	298	—	—	298
Total Rights	298	0	26,843	27,141
Warrant
Canada	3	—	—	3
China	7	—	—	7
France	116	—	—	116
Singapore	—	0	—	0
Total Warrants	126	0	—	126
Total Short-Term Investment*	—	2,051,354	—	2,051,354

BHFTII-104

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Repurchase Agreements	$—	$7,623,123	$—	$7,623,123
Mutual Funds	7,000,000	—	—	7,000,000
Total Securities Lending Reinvestments	7,000,000	7,623,123	—	14,623,123
Total Investments	$46,235,022	$442,568,423	$475,070	$489,278,515

Collateral for Securities Loaned (Liability)	$—	$(14,623,123)	$—	$(14,623,123)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2020 is not presented.

Transfers from Level 2 to Level 3 in the amount of $752,658 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

BHFTII-105

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—59.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
Boeing Co. (The)	13,180	$1,965,665
Lockheed Martin Corp.	20,626	6,991,183
Northrop Grumman Corp.	18,251	5,521,840
Raytheon Technologies Corp. (a)	78,370	7,392,642

		21,871,330

Air Freight & Logistics—0.2%
FedEx Corp.	16,179	1,961,866

Airlines—0.1%
JetBlue Airways Corp. (a)	48,120	430,674
Southwest Airlines Co.	10,474	372,979

		803,653

Banks—1.2%
Bank of America Corp.	442,399	9,392,131
JPMorgan Chase & Co.	34,662	3,120,620

		12,512,751

Beverages—1.1%
Coca-Cola Co. (The)	278,025	12,302,606

Biotechnology—1.1%
89bio, Inc. (a) (b)	15,100	381,275
Alnylam Pharmaceuticals, Inc. (a) (b)	3,070	334,170
Apellis Pharmaceuticals, Inc. (a)	11,485	307,683
Assembly Biosciences, Inc. (a)	7,799	115,659
Atreca, Inc. - Class A (a)	9,909	163,994
Biohaven Pharmaceutical Holding Co., Ltd. (a)	21,096	717,897
Black Diamond Therapeutics, Inc. (a) (b)	19,300	481,535
Bluebird Bio, Inc. (a) (b)	2,538	116,646
Coherus Biosciences, Inc. (a) (b)	47,172	765,130
Constellation Pharmaceuticals, Inc. (a) (b)	9,089	285,667
Forty Seven, Inc. (a)	10,448	996,948
G1 Therapeutics, Inc. (a)	16,109	177,521
Global Blood Therapeutics, Inc. (a) (b)	7,945	405,910
GlycoMimetics, Inc. (a)	28,848	65,773
ImmunoGen, Inc. (a)	38,200	130,262
Incyte Corp. (a)	4,994	365,711
Kodiak Sciences, Inc. (a) (b)	5,500	262,350
Madrigal Pharmaceuticals, Inc. (a) (b)	3,706	247,413
Mirati Therapeutics, Inc. (a) (b)	3,336	256,438
Momenta Pharmaceuticals, Inc. (a)	26,593	723,330
Portola Pharmaceuticals, Inc. (a) (b)	66,900	476,997
Radius Health, Inc. (a)	46,381	602,953
REVOLUTION Medicines, Inc. (a)	10,300	225,673
Rigel Pharmaceuticals, Inc. (a)	41,463	64,682
Seattle Genetics, Inc. (a)	6,965	803,622
Syndax Pharmaceuticals, Inc. (a)	26,685	292,734
Turning Point Therapeutics, Inc. (a)	7,524	336,022
Vertex Pharmaceuticals, Inc. (a)	6,710	1,596,645

		11,700,640

Building Products—0.2%
Trane Technologies plc	27,702	2,287,908

Capital Markets—2.4%
Ares Management Corp. - Class A	87,893	2,718,531
Blackstone Group, Inc. (The) - Class A	96,558	4,400,148
Blucora, Inc. (a)	104,519	1,259,454
Charles Schwab Corp. (The)	24,505	823,858
CME Group, Inc.	52,634	9,100,945
Hamilton Lane, Inc. - Class A	37,884	2,095,364
Raymond James Financial, Inc.	3,195	201,924
S&P Global, Inc.	13,862	3,396,883
TD Ameritrade Holding Corp.	52,708	1,826,859

		25,823,966

Chemicals—1.3%
Cabot Corp.	58,206	1,520,341
Celanese Corp.	25,642	1,881,866
FMC Corp.	34,011	2,778,358
Ingevity Corp. (a)	23,105	813,296
Linde plc	22,430	3,880,390
Livent Corp. (a) (b)	43,807	229,987
PPG Industries, Inc.	31,078	2,598,121

		13,702,359

Communications Equipment—0.3%
Lumentum Holdings, Inc. (a)	46,040	3,393,148

Construction & Engineering—0.1%
Dycom Industries, Inc. (a) (b)	29,899	766,909

Consumer Finance—0.3%
American Express Co.	25,592	2,190,931
OneMain Holdings, Inc.	49,431	945,121

		3,136,052

Containers & Packaging—0.4%
Ball Corp.	54,552	3,527,332
International Paper Co.	30,751	957,279

		4,484,611

Diversified Consumer Services—0.0%
Houghton Mifflin Harcourt Co. (a)	117,356	220,629

Diversified Financial Services—0.4%
Equitable Holdings, Inc.	197,796	2,858,152
Voya Financial, Inc.	45,953	1,863,394

		4,721,546

Electric Utilities—1.7%
Avangrid, Inc. (b)	48,832	2,137,865
Duke Energy Corp.	47,545	3,845,439
Edison International	34,358	1,882,475
Exelon Corp.	190,070	6,996,477
NRG Energy, Inc.	116,031	3,163,005

		18,025,261

Electrical Equipment—0.1%
Nvent Electric plc	77,704	1,310,866

BHFTII-106

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—0.1%
Flex, Ltd. (a)	112,286	$940,395

Energy Equipment & Services—0.1%
Schlumberger, Ltd.	82,625	1,114,611

Entertainment—2.3%
Electronic Arts, Inc. (a)	58,993	5,909,329
Liberty Media Corp.-Liberty Formula One - Class C (a)	57,068	1,553,962
Netflix, Inc. (a)	26,461	9,936,105
Spotify Technology S.A. (a)	5,260	638,774
Walt Disney Co. (The)	72,948	7,046,777

		25,084,947

Equity Real Estate Investment Trusts—2.3%
Alexandria Real Estate Equities, Inc. (b)	30,624	4,197,326
American Tower Corp.	38,607	8,406,674
Douglas Emmett, Inc.	68,815	2,099,546
Equinix, Inc.	12,486	7,798,381
STORE Capital Corp.	62,959	1,140,817
Vornado Realty Trust	26,648	964,924

		24,607,668

Food & Staples Retailing—0.2%
Performance Food Group Co. (a)	72,445	1,790,840

Food Products—0.8%
Mondelez International, Inc. - Class A	182,025	9,115,812

Gas Utilities—0.0%
UGI Corp.	18,831	502,223

Health Care Equipment & Supplies—2.3%
Abbott Laboratories	95,000	7,496,450
Baxter International, Inc.	50,452	4,096,198
Danaher Corp.	35,189	4,870,510
Edwards Lifesciences Corp. (a)	13,970	2,635,021
Envista Holdings Corp. (a)	71,595	1,069,629
IDEXX Laboratories, Inc. (a)	6,777	1,641,660
Intuitive Surgical, Inc. (a)	2,350	1,163,744
Shockwave Medical, Inc. (a)	44,200	1,466,556

		24,439,768

Health Care Providers & Services—1.6%
Anthem, Inc.	20,342	4,618,448
Centene Corp. (a)	31,300	1,859,533
HCA Healthcare, Inc.	24,780	2,226,483
McKesson Corp.	12,600	1,704,276
UnitedHealth Group, Inc.	27,827	6,939,497

		17,348,237

Hotels, Restaurants & Leisure—1.8%
Hyatt Hotels Corp. - Class A (b)	30,934	1,481,739
McDonald’s Corp.	105,615	17,463,440

		18,945,179

Household Products—1.4%
Procter & Gamble Co. (The)	139,847	15,383,170

Industrial Conglomerates—0.1%
3M Co.	3,411	465,636
General Electric Co.	126,966	1,008,110

		1,473,746

Insurance—2.0%
American International Group, Inc.	112,720	2,733,460
Assurant, Inc.	27,986	2,913,063
Assured Guaranty, Ltd.	93,861	2,420,675
Athene Holding, Ltd. - Class A (a)	73,870	1,833,453
Hartford Financial Services Group, Inc. (The)	85,947	3,028,772
Marsh & McLennan Cos., Inc.	42,663	3,688,643
Progressive Corp. (The)	52,175	3,852,602
Trupanion, Inc. (a) (b)	43,420	1,130,223

		21,600,891

Interactive Media & Services—3.5%
Alphabet, Inc. - Class A (a)	16,110	18,719,014
Facebook, Inc. - Class A (a)	85,531	14,266,571
Match Group, Inc. (a) (b)	67,050	4,427,982

		37,413,567

Internet & Direct Marketing Retail—3.4%
Amazon.com, Inc. (a)	16,611	32,386,799
Etsy, Inc. (a) (b)	101,887	3,916,536

		36,303,335

IT Services—2.8%
FleetCor Technologies, Inc. (a)	15,232	2,841,377
Genpact, Ltd.	67,109	1,959,583
Global Payments, Inc.	52,675	7,597,315
PayPal Holdings, Inc. (a)	40,491	3,876,608
Science Applications International Corp.	18,574	1,386,178
VeriSign, Inc. (a)	10,478	1,886,983
Visa, Inc. - A Shares (b)	55,393	8,924,920
WEX, Inc. (a)	11,843	1,238,186

		29,711,150

Life Sciences Tools & Services—0.8%
Illumina, Inc. (a)	2,513	686,351
PPD, Inc. (a)	94,092	1,675,778
Thermo Fisher Scientific, Inc.	21,182	6,007,215

		8,369,344

Machinery—1.1%
Fortive Corp.	66,028	3,644,086
Illinois Tool Works, Inc.	1,459	207,353
Ingersoll Rand, Inc. (a) (b)	247,874	6,147,275
Kennametal, Inc.	53,094	988,610
Rexnord Corp.	43,480	985,692

		11,973,016

BHFTII-107

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—1.5%
Charter Communications, Inc. - Class A (a)	29,816	$13,009,019
New York Times Co. (The) - Class A	16,571	508,896
Omnicom Group, Inc.	38,876	2,134,292

		15,652,207

Multi-Utilities—0.8%
Ameren Corp.	33,254	2,421,889
National Grid plc (ADR)	33,070	1,926,989
Sempra Energy	38,107	4,305,710

		8,654,588

Oil, Gas & Consumable Fuels—1.6%
BP plc (ADR)	51,536	1,256,963
Chevron Corp.	49,001	3,550,612
Concho Resources, Inc.	14,988	642,236
Diamondback Energy, Inc.	17,407	456,063
Exxon Mobil Corp.	165,745	6,293,338
Marathon Petroleum Corp.	65,530	1,547,819
Noble Energy, Inc.	75,957	458,780
Pioneer Natural Resources Co.	9,406	659,831
TC Energy Corp.	48,596	2,152,803
TE Holdcorp LLC (a) (c) (d)	2,426	0

		17,018,445

Pharmaceuticals—3.2%
Aerie Pharmaceuticals, Inc. (a) (b)	13,052	176,202
AstraZeneca plc (ADR)	188,925	8,437,390
Bristol-Myers Squibb Co.	123,571	6,887,848
Eli Lilly & Co.	28,464	3,948,526
MyoKardia, Inc. (a)	10,435	489,193
Novartis AG (ADR)	18,603	1,533,817
Odonate Therapeutics, Inc. (a)	13,213	364,811
Pfizer, Inc.	323,666	10,564,458
Reata Pharmaceuticals, Inc. - Class A (a) (b)	1,899	274,102
Revance Therapeutics, Inc. (a)	50,184	742,723
Satsuma Pharmaceuticals, Inc. (a)	6,000	129,120
Tricida, Inc. (a)	15,535	341,770
WAVE Life Sciences, Ltd. (a) (b)	12,586	117,931

		34,007,891

Professional Services—0.4%
Equifax, Inc.	10,245	1,223,765
IHS Markit, Ltd.	16,349	980,940
TransUnion	14,402	953,125
TriNet Group, Inc. (a)	41,970	1,580,590

		4,738,420

Road & Rail—0.7%
J.B. Hunt Transport Services, Inc.	31,316	2,888,275
Knight-Swift Transportation Holdings, Inc.	34,720	1,138,816
Schneider National, Inc. - Class B	4,800	92,832
Uber Technologies, Inc. (a)	134,763	3,762,583

		7,882,506

Semiconductors & Semiconductor Equipment—2.6%
Advanced Micro Devices, Inc. (a)	106,456	4,841,619
First Solar, Inc. (a) (b)	19,943	719,145
Intel Corp.	25,678	1,389,693
KLA Corp.	22,277	3,202,096
Lattice Semiconductor Corp. (a) (b)	145,534	2,593,416
Marvell Technology Group, Ltd.	158,026	3,576,128
Micron Technology, Inc. (a)	80,799	3,398,406
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	49,476	2,364,458
Teradyne, Inc.	36,674	1,986,631
Texas Instruments, Inc.	42,886	4,285,598

		28,357,190

Software—5.1%
Adobe, Inc. (a)	7,468	2,376,616
Guidewire Software, Inc. (a)	11,590	919,203
Microsoft Corp.	225,837	35,616,753
Salesforce.com, Inc. (a)	35,877	5,165,571
ServiceNow, Inc. (a)	8,002	2,293,213
Slack Technologies, Inc. - Class A (a) (b)	34,641	929,764
Splunk, Inc. (a)	8,386	1,058,565
SS&C Technologies Holdings, Inc.	56,997	2,497,609
SVMK, Inc. (a)	164,957	2,228,569
Workday, Inc. - Class A (a)	14,762	1,922,308

		55,008,171

Specialty Retail—0.9%
TJX Cos., Inc. (The)	207,432	9,917,324

Technology Hardware, Storage & Peripherals—2.4%
Apple, Inc. (b)	103,024	26,197,973

Textiles, Apparel & Luxury Goods—0.7%
Under Armour, Inc. - Class A (a) (b)	161,406	1,486,549
Under Armour, Inc. - Class C (a)	226,529	1,825,824
VF Corp.	78,918	4,267,885

		7,580,258

Trading Companies & Distributors—0.1%
Triton International, Ltd.	27,440	709,873

Total Common Stocks (Cost $656,802,321)		640,868,846

U.S. Treasury & Government Agencies—21.5%

Agency Sponsored Mortgage - Backed—19.7%
Fannie Mae 15 Yr. Pool
3.000%, 07/01/28	1,091,547	1,146,104
3.000%, 02/01/31	133,467	140,145
4.000%, 04/01/26	25,718	27,146
4.000%, 02/01/29	585,966	616,951
4.500%, 06/01/24	110,431	115,695
4.500%, 02/01/25	30,912	32,681

BHFTII-108

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool
4.500%, 04/01/25	5,273	$5,621
4.500%, 07/01/25	22,477	23,706
4.500%, 06/01/26	525,231	559,796
Fannie Mae 20 Yr. Pool 3.000%, 03/01/37	719,036	760,930
5.000%, 02/01/23	20,723	22,340
Fannie Mae 30 Yr. Pool
3.000%, 02/01/43	611,781	648,014
3.000%, 03/01/43	791,561	837,852
3.000%, 04/01/43	733,176	776,176
3.000%, 05/01/43	2,000,735	2,119,110
3.000%, 06/01/43	239,589	254,246
3.500%, 03/01/43	40,141	43,111
3.500%, 05/01/43	73,170	78,584
3.500%, 07/01/43	182,572	196,080
3.500%, 08/01/43	333,088	357,731
3.500%, 10/01/44	308,028	330,739
3.500%, 02/01/45	376,311	401,633
3.500%, 09/01/46	712,652	759,052
3.500%, 10/01/46	332,714	353,608
3.500%, 11/01/46	202,171	216,867
3.500%, 09/01/47	284,492	305,154
3.500%, 12/01/47	879,059	931,764
3.500%, 01/01/48	1,104,832	1,172,478
3.500%, 02/01/48	208,262	223,058
4.000%, 10/01/40	653,375	707,282
4.000%, 11/01/40	287,633	311,215
4.000%, 12/01/40	212,027	229,460
4.000%, 02/01/41	102,638	111,062
4.000%, 03/01/41	243,028	263,030
4.000%, 08/01/42	139,923	151,477
4.000%, 09/01/42	214,494	232,204
4.000%, 03/01/45	36,167	39,144
4.000%, 07/01/45	186,958	203,506
4.000%, 05/01/46	111,282	120,085
4.000%, 06/01/46	239,682	258,337
4.000%, 04/01/47	272,176	296,226
4.000%, 10/01/47	1,842,203	1,983,918
4.000%, 07/01/48	1,756,059	1,875,301
4.000%, 09/01/48	768,708	820,550
4.000%, 02/01/49	934,180	997,063
4.500%, 10/01/40	561,735	615,491
4.500%, 09/01/41	65,069	71,317
4.500%, 10/01/41	246,000	269,545
4.500%, 08/01/42	71,632	78,487
4.500%, 09/01/43	1,386,706	1,515,253
4.500%, 10/01/43	166,881	181,808
4.500%, 12/01/43	137,667	150,351
4.500%, 01/01/44	441,490	482,384
5.000%, 04/01/33	2,621	2,905
5.000%, 07/01/33	7,031	7,766
5.000%, 09/01/33	123,091	136,403
5.000%, 11/01/33	31,780	35,223
5.000%, 12/01/33	12,837	14,224
5.000%, 02/01/34	5,784	6,411

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.000%, 03/01/34	2,745	3,042
5.000%, 04/01/34	2,623	2,907
5.000%, 06/01/34	2,645	2,929
5.000%, 07/01/34	37,645	41,722
5.000%, 10/01/34	94,269	104,460
5.000%, 07/01/35	65,636	72,734
5.000%, 10/01/35	72,064	79,871
5.000%, 12/01/35	56,944	63,095
5.000%, 08/01/36	51,610	57,183
5.000%, 07/01/37	29,074	32,220
5.000%, 07/01/41	50,859	56,363
5.000%, 08/01/41	23,964	26,587
5.000%, 03/01/49	3,839,043	4,146,782
5.500%, 08/01/28	21,833	23,874
5.500%, 04/01/33	34,799	39,136
5.500%, 08/01/37	205,573	232,358
5.500%, 04/01/41	16,010	18,121
6.000%, 03/01/28	1,153	1,275
6.000%, 02/01/34	141,245	161,765
6.000%, 08/01/34	75,907	87,379
6.000%, 04/01/35	633,207	727,080
6.000%, 02/01/38	49,953	57,379
6.000%, 03/01/38	16,104	18,542
6.000%, 05/01/38	52,245	60,159
6.000%, 10/01/38	15,799	18,191
6.000%, 12/01/38	19,332	22,260
6.500%, 05/01/40	358,650	418,487
Fannie Mae ARM Pool 3.738%, 12M LIBOR + 1.779%, 12/01/40 (e)	39,061	39,749
4.155%, 12M LIBOR + 1.820%, 03/01/41 (e)	10,410	10,511
4.184%, 12M LIBOR + 1.750%, 03/01/41 (e)	21,639	21,807
4.286%, 12M LIBOR + 1.778%, 06/01/41 (e)	93,096	94,868
4.373%, 12M LIBOR + 1.819%, 09/01/41 (e)	60,847	62,074
Fannie Mae Connecticut Avenue Securities (CMO) 1.667%, 1M LIBOR + 0.720%, 01/25/31 (e)	134,614	133,768
4.497%, 1M LIBOR + 3.550%, 07/25/29 (e)	387,609	354,588
5.297%, 1M LIBOR + 4.350%, 05/25/29 (e)	599,622	571,701
5.847%, 1M LIBOR + 4.900%, 11/25/24 (e)	223,985	213,136
6.647%, 1M LIBOR + 5.700%, 04/25/28 (e)	114,686	113,394
6.947%, 1M LIBOR + 6.000%, 09/25/28 (e)	97,727	95,361
Fannie Mae Interest Strip (CMO) 2.000%, 09/25/39	321,849	313,337
4.000%, 05/25/27 (f)	211,944	13,810
Fannie Mae Pool 1.850%, 05/01/32	145,000	147,674
2.430%, 08/01/26	198,011	211,165
3.240%, 12/01/26	79,243	88,185
3.410%, 08/01/27	465,473	524,712
3.500%, 09/01/57	1,771,710	1,911,190
3.500%, 05/01/58	1,077,910	1,162,769
4.000%, 06/01/41	744,671	813,384
4.500%, 01/01/51	1,408,762	1,570,112
Fannie Mae REMICS (CMO)
Zero Coupon, 03/25/36 (g)	22,588	20,389
Zero Coupon, 06/25/36 (g)	187,779	174,307
1.750%, 12/25/42	439,973	444,888

BHFTII-109

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae REMICS (CMO)
2.000%, 08/25/43	211,027	$215,026
2.105%, 05/25/46 (e) (f)	506,315	24,520
2.113%, 04/25/55 (e) (f)	509,550	30,448
2.189%, 08/25/44 (e) (f)	424,878	19,551
2.202%, 06/25/55 (e) (f)	396,896	22,038
2.500%, 06/25/28 (f)	130,034	7,879
3.000%, 02/25/27 (f)	310,418	15,876
3.000%, 09/25/27 (f)	116,907	7,607
3.000%, 01/25/28 (f)	757,262	47,423
3.000%, 05/25/47	332,147	350,126
3.000%, 09/25/47	1,142,622	1,218,114
3.000%, 06/25/48	936,791	998,462
3.000%, 10/25/48	864,537	928,379
3.000%, 08/25/49	957,347	1,025,283
3.500%, 05/25/27 (f)	323,802	22,893
3.500%, 10/25/27 (f)	205,777	14,978
3.500%, 05/25/30 (f)	226,177	18,827
3.500%, 08/25/30 (f)	67,960	5,394
3.500%, 02/25/31 (f)	155,007	10,022
3.500%, 09/25/35 (f)	147,899	15,273
3.500%, 04/25/46	150,812	178,640
3.500%, 10/25/46 (f)	148,730	22,999
3.500%, 11/25/47	934,670	1,025,480
3.500%, 02/25/48	281,077	301,150
3.500%, 12/25/58	1,108,615	1,212,106
4.000%, 03/25/42 (f)	95,982	9,816
4.000%, 05/25/42 (f)	625,753	77,617
4.000%, 11/25/42 (f)	54,198	7,907
4.500%, 07/25/27 (f)	94,735	6,817
5.000%, 12/25/43 (f)	753,599	77,065
5.000%, 06/25/48 (f)	714,399	141,572
5.470%, 05/25/42 (e) (f)	45,371	4,436
5.500%, 04/25/35	299,933	354,775
5.500%, 04/25/37	101,558	118,613
5.500%, 11/25/40 (f)	719,932	129,122
5.500%, 09/25/44 (f)	459,280	101,445
5.500%, 06/25/48 (f)	485,919	97,821
6.000%, 01/25/42 (f)	460,029	78,097
6.000%, 09/25/47 (f)	316,356	73,832
Fannie Mae-ACES 0.346%, 01/25/30 (e) (f)	2,073,477	50,540
1.332%, 06/25/34 (e) (f)	4,268,229	567,137
1.568%, 05/25/29 (e) (f)	2,690,231	276,755
2.036%, 01/25/22 (e) (f)	563,963	8,970
3.329%, 10/25/23 (e)	415,333	440,049
Freddie Mac 15 Yr. Gold Pool 3.000%, 07/01/28	466,645	489,046
3.000%, 08/01/29	272,035	286,685
3.000%, 04/01/33	810,965	851,573
Freddie Mac 20 Yr. Gold Pool
3.000%, 11/01/36	966,003	1,020,002
3.000%, 01/01/37	744,492	786,148
3.500%, 08/01/34	607,061	652,255
5.000%, 03/01/27	48,573	52,416
5.000%, 02/01/28	158,347	170,755

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 20 Yr. Gold Pool
5.000%, 03/01/28	73,217	78,954
5.000%, 05/01/28	282,516	304,713
5.000%, 05/01/30	283,818	308,834
Freddie Mac 30 Yr. Gold Pool 3.000%, 12/01/44	15,402	16,275
3.000%, 08/01/46	1,421,392	1,500,140
3.000%, 10/01/46	1,435,076	1,514,557
3.000%, 11/01/46	2,242,195	2,366,101
3.000%, 12/01/46	702,040	740,523
3.000%, 01/01/47	796,526	840,651
3.500%, 08/01/42	98,743	106,692
3.500%, 11/01/42	148,688	159,735
3.500%, 06/01/46	216,717	230,444
3.500%, 10/01/47	990,021	1,050,422
3.500%, 03/01/48	576,454	618,421
4.000%, 05/01/42	639,477	691,167
4.000%, 08/01/42	169,592	183,662
4.000%, 09/01/42	240,381	260,325
4.000%, 07/01/44	37,845	40,677
4.000%, 02/01/46	248,874	269,240
4.000%, 09/01/48	159,879	170,954
4.500%, 09/01/43	89,213	97,430
4.500%, 11/01/43	815,660	892,404
5.000%, 03/01/38	53,912	60,025
5.000%, 05/01/39	5,626	6,211
5.000%, 06/01/41	363,401	402,056
5.000%, 03/01/49	448,185	483,888
5.500%, 07/01/33	83,478	93,928
5.500%, 04/01/39	37,498	42,496
5.500%, 06/01/41	138,053	156,435
Freddie Mac 30 Yr. Pool 3.000%, 01/01/50	4,545,574	4,765,338
5.000%, 06/01/49	590,297	636,993
Freddie Mac ARM Non-Gold Pool 3.900%, 12M LIBOR + 1.900%, 02/01/41 (e)	43,890	44,452
Freddie Mac Multifamily Structured Pass-Through Certificates 0.607%, 03/25/27 (e) (f)	4,342,570	156,191
1.127%, 02/25/52 (e) (f)	2,519,680	220,823
1.420%, 06/25/22 (e) (f)	1,730,286	44,188
1.592%, 03/25/22 (e) (f)	1,245,875	32,669
Freddie Mac REMICS (CMO)
Zero Coupon, 11/15/36 (g)	21,259	20,028
1.750%, 10/15/42	355,724	361,594
2.500%, 05/15/28 (f)	140,818	9,369
3.000%, 03/15/28 (f)	362,945	22,564
3.000%, 05/15/32 (f)	164,081	8,792
3.000%, 03/15/33 (f)	139,717	13,488
3.000%, 08/15/43	1,056,000	1,126,643
3.000%, 05/15/46	463,944	493,827
3.250%, 11/15/41	227,206	245,959
3.500%, 06/15/26 (f)	165,396	6,102
3.500%, 09/15/26 (f)	70,686	4,901
3.500%, 03/15/27 (f)	110,284	6,821
3.500%, 03/15/41 (f)	232,877	15,532
4.000%, 07/15/27 (f)	416,704	27,202

BHFTII-110

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac REMICS (CMO)
4.000%, 03/15/28 (f)	204,195	$13,476
4.000%, 06/15/28 (f)	114,061	8,254
4.000%, 07/15/30 (f)	270,080	26,959
4.000%, 11/15/40	232,000	267,728
4.750%, 07/15/39	402,235	456,463
5.000%, 09/15/33 (f)	185,134	33,487
5.000%, 02/15/48 (f)	278,373	44,285
5.500%, 08/15/33	48,339	56,020
5.500%, 07/15/36	106,615	124,314
5.500%, 06/15/46	140,943	165,702
6.500%, 07/15/36	140,318	162,565
Freddie Mac STACR Trust (CMO) 2.797%, 1M LIBOR + 1.850%, 09/25/49 (144A) (e)	485,000	393,320
2.997%, 1M LIBOR + 2.050%, 07/25/49 (144A) (e)	693,137	564,756
3.297%, 1M LIBOR + 2.350%, 02/25/49 (144A) (e)	1,161,488	980,491
3.397%, 1M LIBOR + 2.450%, 03/25/49 (144A) (e)	819,704	679,452
FREMF Mortgage Trust 5.298%, 09/25/43 (144A) (e)	855,000	852,842
Ginnie Mae I 30 Yr. Pool 3.000%, 12/15/44	23,275	24,805
3.000%, 02/15/45	59,149	62,703
3.000%, 04/15/45	768,747	814,599
3.000%, 05/15/45	1,035,247	1,096,234
3.000%, 07/15/45	27,909	29,540
4.000%, 09/15/42	665,647	724,558
4.500%, 04/15/41	459,695	508,622
4.500%, 02/15/42	980,943	1,085,627
5.000%, 12/15/38	35,500	39,560
5.000%, 04/15/39	668,633	744,973
5.000%, 07/15/39	56,826	63,253
5.000%, 12/15/40	95,779	106,713
5.500%, 12/15/40	334,286	379,743
Ginnie Mae II 30 Yr. Pool 2.500%, TBA (h)	29,000,000	30,309,531
3.000%, 01/20/50	6,568,158	6,959,066
3.500%, 08/20/47	272,433	289,368
3.500%, 03/20/48	416,206	441,247
3.500%, 11/20/49	1,777,826	1,874,850
3.500%, TBA (h)	10,413,000	10,970,944
4.000%, 08/20/45	887,953	967,673
4.000%, 11/20/47	239,748	260,199
4.000%, 03/20/48	851,624	917,707
4.000%, 07/20/48	1,816,953	1,940,895
4.000%, TBA (h)	2,127,000	2,259,726
4.500%, 01/20/46	94,556	103,214
4.500%, TBA (h)	2,205,000	2,340,487
5.000%, 10/20/39	15,409	17,048
5.000%, TBA (h)	616,000	654,981
Government National Mortgage Association (CMO)
0.766%, 02/16/53 (e) (f)	1,755,230	76,697
1.750%, 09/20/43	354,202	364,467
2.000%, 01/20/42	345,014	357,233
2.500%, 12/16/39	300,468	313,985
2.500%, 07/20/41	513,072	535,031

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO)
3.000%, 09/20/28 (f)	146,886	10,935
3.000%, 02/16/43 (f)	106,691	12,882
3.000%, 10/20/47	295,700	312,183
3.500%, 02/16/27 (f)	59,470	4,307
3.500%, 03/20/27 (f)	152,208	12,481
3.500%, 10/20/29 (f)	846,831	73,385
3.500%, 07/20/40 (f)	154,863	10,897
3.500%, 02/20/41 (f)	228,412	14,626
3.500%, 04/20/42 (f)	412,552	28,726
3.500%, 10/20/42 (f)	644,122	96,387
3.500%, 05/20/43 (f)	90,235	14,310
3.500%, 07/20/43 (f)	316,751	34,958
4.000%, 12/16/26 (f)	38,864	2,988
4.000%, 05/20/29 (f)	624,766	49,701
4.000%, 05/16/42 (f)	69,485	9,137
4.000%, 03/20/43 (f)	121,735	19,330
4.000%, 01/20/44 (f)	55,477	9,435
4.000%, 11/20/44 (f)	898,693	133,475
4.000%, 03/20/47 (f)	436,368	56,989
4.000%, 07/20/47 (f)	679,012	66,143
4.500%, 04/20/45 (f)	192,567	32,253
4.500%, 08/20/45 (f)	892,680	143,181
4.500%, 05/20/48 (f)	794,769	81,791
5.000%, 02/16/40 (f)	502,825	90,987
5.000%, 10/16/41 (f)	248,135	39,937
5.000%, 12/20/43 (f)	531,841	106,807
5.000%, 01/16/47 (f)	123,557	23,387
5.500%, 03/20/39 (f)	356,496	64,213
5.500%, 02/16/47 (f)	335,371	60,075
5.500%, 02/20/47 (f)	210,274	34,236
6.000%, 09/20/40 (f)	386,040	73,434
6.000%, 02/20/46 (f)	328,681	71,318
Uniform Mortgage-Backed Securities 2.000%, TBA (h)	1,060,000	1,082,055
2.500%, TBA (h)	29,875,000	30,926,797
3.000%, TBA (h)	9,023,000	9,447,809
3.500%, TBA (h)	7,510,000	7,944,465
4.000%, TBA (h)	6,810,000	7,271,125
4.500%, TBA (h)	1,765,000	1,899,581
5.000%, TBA (h)	500,000	526,289
6.000%, TBA (h)	1,000,000	1,107,500

		212,393,084

U.S. Treasury—1.8%
U.S. Treasury Bonds 2.875%, 11/15/46 (i)	1,200,000	1,620,047
3.125%, 08/15/44 (j) (k)	6,010,000	8,285,114
U.S. Treasury Inflation Indexed Bonds 1.000%, 02/15/48 (l)	868,180	1,069,715
1.000%, 02/15/49 (l)	579,153	720,587
U.S. Treasury Inflation Indexed Notes
0.125%, 01/15/30 (l)	350,893	361,957
0.500%, 01/15/28 (l)	742,447	774,163
0.625%, 01/15/26 (k) (l)	3,680,015	3,802,561

BHFTII-111

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Notes
0.875%, 01/15/29 (i) (l)	2,533,394	$2,755,100

		19,389,244

Total U.S. Treasury & Government Agencies (Cost $225,568,711)		231,782,328

Corporate Bonds & Notes—14.5%

Advertising—0.0%
Lamar Media Corp. 3.750%, 02/15/28 (144A)	35,000	32,808

Aerospace/Defense—0.2%
Boeing Co. (The) 3.250%, 02/01/35	170,000	147,603
L3Harris Technologies, Inc. 2.900%, 12/15/29	555,000	524,402
3.850%, 06/15/23 (144A)	480,000	499,353
United Technologies Corp. 3.650%, 08/16/23	25,000	26,286
3.950%, 08/16/25	345,000	377,480
4.450%, 11/16/38	285,000	326,588
4.625%, 11/16/48	90,000	106,504

		2,008,216

Agriculture—0.3%
Altria Group, Inc.
2.625%, 09/16/26	140,000	133,701
3.875%, 09/16/46	190,000	171,736
4.400%, 02/14/26	190,000	196,754
4.800%, 02/14/29	305,000	319,130
5.375%, 01/31/44	310,000	343,859
5.800%, 02/14/39	20,000	21,915
5.950%, 02/14/49 (b)	135,000	157,069
Archer-Daniels-Midland Co. 3.250%, 03/27/30	205,000	217,168
BAT Capital Corp. 2.789%, 09/06/24	565,000	556,124
4.390%, 08/15/37	100,000	92,652
4.700%, 04/02/27	155,000	158,065
4.906%, 04/02/30	405,000	415,442
Kernel Holding S.A. 6.500%, 10/17/24	520,000	391,565

		3,175,180

Apparel—0.0%
Hanesbrands, Inc. 4.875%, 05/15/26 (144A)	110,000	108,075
William Carter Co. (The) 5.625%, 03/15/27 (144A)	50,000	47,928

		156,003

Auto Manufacturers—0.1%
Ford Motor Co. 5.291%, 12/08/46	55,000	31,036
General Motors Co. 5.200%, 04/01/45	265,000	210,040
6.250%, 10/02/43	47,000	37,325
General Motors Financial of Canada, Ltd. 3.080%, 05/22/20 (CAD)	985,000	693,056
Nissan Canada, Inc. 1.750%, 04/09/20 (CAD)	150,000	106,527

		1,077,984

Auto Parts & Equipment—0.0%
Goodyear Tire & Rubber Co. (The) 5.000%, 05/31/26	60,000	55,350

Banks—3.5%
Bank of America Corp. 2.456%, 3M LIBOR + 0.870%, 10/22/25 (e)	485,000	489,103
3.194%, 3M LIBOR + 1.180%, 07/23/30 (e)	715,000	730,136
3.366%, 3M LIBOR + 0.810%, 01/23/26 (e)	1,255,000	1,304,904
3.419%, 3M LIBOR + 1.040%, 12/20/28 (e)	118,000	121,838
3.705%, 3M LIBOR + 1.512%, 04/24/28 (e)	935,000	977,701
3.974%, 3M LIBOR + 1.210%, 02/07/30 (e)	405,000	437,314
4.083%, 3M LIBOR + 3.150%, 03/20/51 (e)	1,180,000	1,339,504
7.750%, 05/14/38	630,000	938,315
Bank of New York Mellon Corp. (The) 2.100%, 10/24/24	785,000	798,844
BNG Bank NV 1.900%, 11/26/25 (AUD)	1,705,000	1,092,765
Citigroup, Inc. 2.312%, SOFR + 0.867%, 11/04/22 (e)	855,000	849,953
3.200%, 10/21/26	545,000	564,475
3.352%, 3M LIBOR + 0.897%, 04/24/25 (e)	770,000	792,863
3.520%, 3M LIBOR + 1.151%, 10/27/28 (e)	230,000	230,300
3.980%, 3M LIBOR + 1.338%, 03/20/30 (e)	1,175,000	1,256,084
4.075%, 3M LIBOR + 1.192%, 04/23/29 (e)	165,000	174,991
4.412%, SOFR + 3.914%, 03/31/31 (e)	425,000	467,618
4.450%, 09/29/27	55,000	57,671
Credit Suisse Group AG 6.250%, 5Y USD Swap + 3.455%, 12/18/24 (144A) (e)	845,000	778,456
Danske Bank A/S 5.000%, 01/12/22 (144A)	430,000	440,263
5.375%, 01/12/24 (144A)	450,000	473,701
Fifth Third Bancorp 2.375%, 01/28/25	375,000	365,228
Goldman Sachs Bank USA 0.995%, SOFR + 0.600%, 05/24/21 (e)	210,000	204,257
Goldman Sachs Group, Inc. (The)
2.600%, 02/07/30	335,000	314,752
2.905%, 3M LIBOR + 0.990%, 07/24/23 (e)	1,085,000	1,090,173
3.814%, 3M LIBOR + 1.158%, 04/23/29 (e)	270,000	279,126
4.017%, 3M LIBOR + 1.373%, 10/31/38 (e)	410,000	411,715
4.223%, 3M LIBOR + 1.301%, 05/01/29 (e)	45,000	48,048
6.250%, 02/01/41	245,000	339,141
6.750%, 10/01/37	410,000	551,380

BHFTII-112

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
HSBC Holdings plc 2.950%, 05/25/21	255,000	$256,609
3.400%, 03/08/21	565,000	568,108
4.583%, 3M LIBOR + 1.535%, 06/19/29 (e)	260,000	276,742
Industrial & Commercial Bank of China, Ltd. 2.446%, 3M LIBOR + 0.750%, 05/21/21 (e)	645,000	646,991
2.453%, 3M LIBOR + 0.770%, 05/23/20 (e)	250,000	250,197
JPMorgan Chase & Co. 3.220%, 3M LIBOR + 1.155%, 03/01/25 (e)	550,000	570,147
3.509%, 3M LIBOR + 0.945%, 01/23/29 (e)	525,000	541,007
3.702%, 3M LIBOR + 1.160%, 05/06/30 (e)	390,000	418,871
3.960%, 3M LIBOR + 1.245%, 01/29/27 (e)	1,475,000	1,593,018
4.005%, 3M LIBOR + 1.120%, 04/23/29 (e)	410,000	440,608
KeyCorp 2.550%, 10/01/29	410,000	369,547
Landsbanki Islands
Zero Coupon, 08/25/20 (c) (d) (m)	320,000	0
Metro Bank plc 5.500%, 5Y GUKG + 4.458%, 06/26/28 (GBP) (e)	500,000	275,751
Morgan Stanley 2.500%, 04/21/21	680,000	679,521
2.699%, SOFR + 1.143%, 01/22/31 (e)	565,000	552,889
3.125%, 07/27/26	180,000	186,065
3.591%, 3M LIBOR + 1.340%, 07/22/28 (e)	1,010,000	1,058,561
3.625%, 01/20/27	685,000	724,080
4.000%, 07/23/25	180,000	192,644
4.431%, 3M LIBOR + 1.628%, 01/23/30 (e)	75,000	83,357
5.000%, 11/24/25	322,000	355,936
PNC Bank N.A. 2.700%, 10/22/29	250,000	242,471
PNC Financial Services Group, Inc. (The) 2.200%, 11/01/24	545,000	564,567
2.550%, 01/22/30	665,000	644,097
Royal Bank of Canada 2.550%, 07/16/24 (b)	460,000	468,449
Santander Holdings USA, Inc. 3.700%, 03/28/22	330,000	326,676
State Street Corp. 2.354%, SOFR + 0.940%, 11/01/25 (e)	490,000	484,979
2.901%, SOFR + 2.600%, 03/30/26 (144A) (e)	225,000	230,357
3.152%, SOFR + 2.650%, 03/30/31 (144A) (e)	25,000	25,616
Truist Bank 2.250%, 03/11/30	1,150,000	1,054,433
UBS Group Funding Switzerland AG 2.650%, 02/01/22 (144A)	420,000	419,371
5.750%, 5Y EUR Swap + 5.287%, 02/19/22 (EUR) (e)	250,000	267,453
7.000%, 5Y USD Swap + 4.866%, 02/19/25 (e)	200,000	192,700
UniCredit S.p.A. 6.572%, 01/14/22 (144A)	605,000	616,233
Wells Fargo & Co. 2.406%, 3M LIBOR + 0.825%, 10/30/25 (e)	735,000	724,252
2.625%, 07/22/22	595,000	601,949
3.000%, 04/22/26	310,000	319,078
3.000%, 10/23/26	200,000	204,883
3.069%, 01/24/23	960,000	975,781

Banks—(Continued)
Wells Fargo & Co.
3.584%, 3M LIBOR + 1.310%, 05/22/28 (e)	505,000	528,807
3.750%, 01/24/24	645,000	682,840
4.900%, 11/17/45	290,000	343,856

		37,880,116

Beverages—0.4%
Anheuser-Busch InBev Worldwide, Inc. 3.750%, 07/15/42 (b)	544,000	515,234
4.600%, 04/15/48	280,000	296,611
4.750%, 04/15/58	310,000	318,406
5.450%, 01/23/39	1,183,000	1,377,213
Constellation Brands, Inc. 2.650%, 11/07/22	260,000	248,468
Molson Coors Beverage Co. 3.000%, 07/15/26	505,000	474,358
Molson Coors International L.P. 2.750%, 09/18/20 (CAD)	275,000	194,448
PepsiCo, Inc. 2.625%, 03/19/27 (b)	145,000	151,480
3.625%, 03/19/50	840,000	996,830

		4,573,048

Biotechnology—0.1%
Amgen, Inc. 1.900%, 02/21/25	125,000	125,803
2.200%, 02/21/27	225,000	223,843
2.450%, 02/21/30	320,000	317,513
2.650%, 05/11/22	295,000	298,420
3.375%, 02/21/50	240,000	250,235
Baxalta, Inc. 3.600%, 06/23/22	17,000	17,350

		1,233,164

Building Materials—0.1%
Carrier Global Corp. 2.493%, 02/15/27 (144A)	185,000	176,613
2.722%, 02/15/30 (144A)	160,000	147,215
Standard Industries, Inc.
5.000%, 02/15/27 (144A)	10,000	9,100
6.000%, 10/15/25 (144A)	220,000	216,216

		549,144

Chemicals—0.2%
Alpek S.A.B. de C.V. 4.250%, 09/18/29 (144A)	345,000	281,354
Chemours Co. (The) 5.375%, 05/15/27	60,000	45,891
Dow Chemical Co. (The) 4.800%, 05/15/49	120,000	124,043
DuPont de Nemours, Inc. 4.205%, 11/15/23	525,000	550,866
Ecolab, Inc. 4.800%, 03/24/30	40,000	45,537

BHFTII-113

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Methanex Corp. 5.650%, 12/01/44	110,000	$66,603
Olin Corp. 5.125%, 09/15/27	60,000	53,614
Sherwin-Williams Co. (The) 2.300%, 05/15/30	160,000	150,313
2.950%, 08/15/29	295,000	289,609
3.300%, 05/15/50	115,000	107,769
4.500%, 06/01/47	105,000	114,087
Syngenta Finance NV 4.892%, 04/24/25 (144A)	385,000	377,554

		2,207,240

Commercial Services—0.3%
Ashtead Capital, Inc. 4.375%, 08/15/27 (144A)	1,000,000	925,000
Global Payments, Inc. 3.200%, 08/15/29	150,000	146,540
IHS Markit, Ltd. 4.125%, 08/01/23	940,000	978,051
Service Corp. International 5.125%, 06/01/29	858,000	875,160
United Rentals North America, Inc. 4.000%, 07/15/30	85,000	76,075
4.875%, 01/15/28	65,000	63,050
5.500%, 07/15/25	110,000	107,800

		3,171,676

Computers—0.4%
Apple, Inc. 2.200%, 09/11/29	1,225,000	1,257,009
3.450%, 02/09/45	215,000	242,673
IBM Credit LLC 2.083%, 3M LIBOR + 0.470%, 11/30/20 (e)	515,000	509,546
International Business Machines Corp. 3.000%, 05/15/24	455,000	475,765
3.500%, 05/15/29	710,000	775,131
4.250%, 05/15/49	100,000	121,790
4.700%, 02/19/46	205,000	238,467
Western Digital Corp. 4.750%, 02/15/26	60,000	60,990

		3,681,371

Distribution/Wholesale—0.0%
HD Supply, Inc. 5.375%, 10/15/26 (144A)	50,000	48,606

Diversified Financial Services—0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875%, 01/23/28	300,000	228,751
Capital One Financial Corp. 2.473%, 3M LIBOR + 0.760%, 05/12/20 (e)	255,000	254,671
3.900%, 01/29/24	390,000	391,099
GTP Acquisition Partners I LLC 3.482%, 06/15/50 (144A)	1,355,000	1,362,760

Diversified Financial Services—(Continued)
Mastercard, Inc. 3.350%, 03/26/30	105,000	116,677
Navient Corp. 5.875%, 03/25/21	20,000	19,526
Power Finance Corp., Ltd. 3.950%, 04/23/30 (144A)	970,000	815,271

		3,188,755

Electric—1.0%
AES Corp. 4.500%, 03/15/23	45,000	44,100
4.875%, 05/15/23	17,000	16,362
5.125%, 09/01/27	10,000	10,025
Berkshire Hathaway Energy Co. 3.250%, 04/15/28	245,000	253,437
Centrais Eletricas Brasileiras S.A. 3.625%, 02/04/25 (144A)	215,000	190,976
Cleco Corporate Holdings LLC 3.375%, 09/15/29 (144A)	255,000	253,304
3.743%, 05/01/26	105,000	102,893
4.973%, 05/01/46	20,000	19,280
Commonwealth Edison Co. 3.650%, 06/15/46	325,000	344,179
4.000%, 03/01/48	85,000	95,519
Connecticut Light & Power Co. (The) 4.000%, 04/01/48	85,000	94,897
Dominion Energy South Carolina, Inc. 5.100%, 06/01/65	95,000	118,895
Dominion Energy, Inc. 3.375%, 04/01/30	545,000	539,523
Duke Energy Carolinas LLC 4.250%, 12/15/41	275,000	311,971
Duke Energy Florida LLC 3.400%, 10/01/46	225,000	232,392
Duke Energy Indiana LLC 3.250%, 10/01/49	280,000	282,971
Duke Energy Progress LLC 4.375%, 03/30/44	320,000	368,273
Evergy, Inc. 2.450%, 09/15/24	165,000	161,884
2.900%, 09/15/29	425,000	402,605
Exelon Corp. 2.450%, 04/15/21	80,000	79,240
2.850%, 06/15/20	480,000	479,947
3.950%, 06/15/25	585,000	587,674
Florida Power & Light Co. 3.990%, 03/01/49	80,000	90,222
Georgia Power Co. 2.100%, 07/30/23	530,000	516,842
4.300%, 03/15/42	365,000	396,771
IPALCO Enterprises, Inc. 3.700%, 09/01/24	335,000	347,241
MidAmerican Energy Co. 3.150%, 04/15/50	205,000	207,851
3.650%, 08/01/48	85,000	91,234

BHFTII-114

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Northern States Power Co. 2.900%, 03/01/50	90,000	$88,683
Oglethorpe Power Corp. 5.050%, 10/01/48	260,000	263,080
Oncor Electric Delivery Co. LLC 3.100%, 09/15/49	80,000	77,713
5.750%, 03/15/29	110,000	134,172
PacifiCorp 4.150%, 02/15/50	80,000	89,966
Public Service Electric & Gas Co. 3.800%, 03/01/46	90,000	95,576
Public Service Enterprise Group, Inc. 2.875%, 06/15/24	415,000	413,682
Puget Energy, Inc. 3.650%, 05/15/25 (b)	470,000	459,620
Sempra Energy 3.400%, 02/01/28	365,000	366,073
3.800%, 02/01/38	165,000	154,910
4.000%, 02/01/48	50,000	47,928
Southern California Edison Co. 2.250%, 06/01/30	385,000	357,305
2.850%, 08/01/29	315,000	303,881
3.650%, 02/01/50 (b)	245,000	235,917
4.000%, 04/01/47	116,000	120,743
4.125%, 03/01/48	69,000	73,666
Southern Co. (The) 2.950%, 07/01/23	130,000	130,763
3.250%, 07/01/26	335,000	337,870
4.400%, 07/01/46	10,000	10,453
Union Electric Co. 4.000%, 04/01/48	85,000	94,793
Xcel Energy, Inc. 3.500%, 12/01/49	160,000	140,989

		10,638,291

Electronics—0.0%
Sensata Technologies B.V. 5.000%, 10/01/25 (144A)	120,000	113,700

Engineering & Construction—0.1%
Fluor Corp. 4.250%, 09/15/28 (b)	495,000	333,953
International Airport Finance S.A. 12.000%, 03/15/33 (144A)	940,000	535,800

		869,753

Entertainment—0.0%
WMG Acquisition Corp. 4.875%, 11/01/24 (144A) (b)	120,000	117,000
5.000%, 08/01/23 (144A)	40,000	39,700

		156,700

Environmental Control—0.2%
Clean Harbors, Inc. 4.875%, 07/15/27 (144A)	1,205,000	1,179,575
5.125%, 07/15/29 (144A)	25,000	23,250
Waste Management, Inc. 3.200%, 06/15/26	295,000	307,017
3.450%, 06/15/29	95,000	101,662
4.150%, 07/15/49	55,000	63,249

		1,674,753

Food—0.2%
Conagra Brands, Inc. 2.552%, 3M LIBOR + 0.750%, 10/22/20 (e)	81,000	80,143
4.300%, 05/01/24	175,000	181,700
4.600%, 11/01/25	55,000	58,233
Kraft Heinz Foods Co. 3.000%, 06/01/26	290,000	281,808
3.750%, 04/01/30 (144A)	10,000	9,538
Minerva Luxembourg S.A. 6.500%, 09/20/26	485,000	441,551
NBM U.S. Holdings, Inc. 7.000%, 05/14/26 (144A)	635,000	576,262
Sysco Corp. 5.950%, 04/01/30	245,000	257,982
TreeHouse Foods, Inc. 6.000%, 02/15/24 (144A)	60,000	59,549

		1,946,766

Food Service—0.0%
Aramark Services, Inc. 5.000%, 02/01/28 (144A) (b)	200,000	186,124

Forest Products & Paper—0.1%
Suzano Austria GmbH 5.000%, 01/15/30	950,000	836,000

Gas—0.1%
AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.875%, 08/20/26	95,000	90,991
Dominion Energy Gas Holdings LLC 2.500%, 11/15/24	475,000	461,528

		552,519

Healthcare-Products—0.1%
Alcon Finance Corp. 3.000%, 09/23/29 (144A)	265,000	263,843
Baxter International, Inc. 3.950%, 04/01/30 (144A)	105,000	113,535
Hill-Rom Holdings, Inc. 4.375%, 09/15/27 (144A)	120,000	118,200
Thermo Fisher Scientific, Inc. 3.000%, 04/15/23	45,000	46,158
Zimmer Biomet Holdings, Inc. 3.050%, 01/15/26	330,000	324,310

		866,046

BHFTII-115

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—0.3%
Anthem, Inc. 2.875%, 09/15/29	345,000	$335,890
3.500%, 08/15/24	430,000	441,264
4.375%, 12/01/47	35,000	37,675
4.625%, 05/15/42	170,000	189,088
Centene Corp. 3.375%, 02/15/30 (144A)	20,000	18,600
4.250%, 12/15/27 (144A)	20,000	20,038
4.625%, 12/15/29 (144A)	20,000	20,100
CommonSpirit Health 3.347%, 10/01/29	275,000	258,685
Rede D’or Finance Sarl 4.500%, 01/22/30 (144A)	1,210,000	1,049,675
UnitedHealth Group, Inc. 2.375%, 08/15/24	325,000	333,201
2.875%, 08/15/29	275,000	289,817
3.500%, 08/15/39	190,000	204,341
4.750%, 07/15/45	70,000	89,253

		3,287,627

Home Builders—0.1%
Lennar Corp. 4.750%, 11/29/27	125,000	124,687
PulteGroup, Inc. 5.500%, 03/01/26	1,150,000	1,133,975
Toll Brothers Finance Corp. 4.875%, 11/15/25	130,000	123,500

		1,382,162

Insurance—0.3%
Aon Corp. 2.200%, 11/15/22	350,000	348,285
Genworth Holdings, Inc. 4.900%, 08/15/23	90,000	77,400
Marsh & McLennan Cos., Inc. 3.875%, 03/15/24	330,000	345,609
4.375%, 03/15/29	140,000	155,517
4.750%, 03/15/39	245,000	288,634
Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/70 (144A) †	83,000	76,946
MGIC Investment Corp. 5.750%, 08/15/23	90,000	83,324
New York Life Global Funding 2.000%, 01/22/25 (144A)	595,000	591,280
Progressive Corp. (The) 3.200%, 03/26/30	285,000	309,618
Unum Group 4.000%, 06/15/29	145,000	139,244
4.500%, 12/15/49	240,000	186,160
Willis North America, Inc. 2.950%, 09/15/29	170,000	161,594
3.600%, 05/15/24	210,000	216,741
4.500%, 09/15/28	310,000	340,338

		3,320,690

Internet—0.3%
Alibaba Group Holding, Ltd. 3.400%, 12/06/27	810,000	849,837
4.200%, 12/06/47	200,000	244,191
Amazon.com, Inc. 3.875%, 08/22/37	515,000	617,233
NortonLifeLock, Inc. 5.000%, 04/15/25 (144A)	750,000	757,260
Tencent Holdings, Ltd. 3.595%, 01/19/28 (144A)	250,000	264,617
3.975%, 04/11/29 (144A)	700,000	775,370

		3,508,508

Iron/Steel—0.0%
Commercial Metals Co. 5.375%, 07/15/27	60,000	55,200
Metinvest B.V. 5.625%, 06/17/25 (144A) (EUR)	355,000	262,732

		317,932

Lodging—0.1%
Hilton Domestic Operating Co., Inc. 4.250%, 09/01/24	796,000	744,260
5.125%, 05/01/26	100,000	95,750
Las Vegas Sands Corp. 3.500%, 08/18/26	220,000	201,273
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.250%, 05/15/27 (144A)	10,000	9,050
5.500%, 03/01/25 (144A)	20,000	18,600

		1,068,933

Machinery-Construction & Mining—0.0%
BWX Technologies, Inc. 5.375%, 07/15/26 (144A)	30,000	28,800

Machinery-Diversified—0.2%
John Deere Capital Corp. 1.200%, 04/06/23	150,000	146,850
1.750%, 03/09/27	170,000	163,559
Otis Worldwide Corp. 2.565%, 02/15/30 (144A)	1,825,000	1,767,572

		2,077,981

Media—0.8%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.500%, 08/15/30 (144A)	49,000	48,020
5.125%, 05/01/27 (144A)	15,000	15,097
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.800%, 03/01/50	215,000	224,015
4.908%, 07/23/25	50,000	53,864
5.125%, 07/01/49	105,000	111,690
5.750%, 04/01/48	165,000	187,313
6.484%, 10/23/45	690,000	843,598
6.834%, 10/23/55	90,000	106,602

BHFTII-116

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Comcast Corp. 3.200%, 07/15/36	100,000	$105,569
3.250%, 11/01/39	470,000	496,004
3.400%, 04/01/30	170,000	184,174
3.400%, 07/15/46	75,000	81,157
4.049%, 11/01/52	45,000	53,632
4.250%, 10/15/30	90,000	105,520
4.600%, 10/15/38	240,000	299,013
4.700%, 10/15/48	160,000	206,858
4.750%, 03/01/44	55,000	69,513
4.950%, 10/15/58	255,000	352,170
COX Communications, Inc. 3.150%, 08/15/24 (144A)	1,165,000	1,191,338
Discovery Communications LLC 2.800%, 06/15/20	400,000	399,064
3.800%, 03/13/24	99,000	98,404
3.950%, 06/15/25	2,000	1,952
5.000%, 09/20/37 (b)	35,000	34,657
5.300%, 05/15/49	147,000	148,903
6.350%, 06/01/40	355,000	410,780
DISH DBS Corp. 5.875%, 11/15/24	130,000	126,598
Time Warner Cable LLC 4.500%, 09/15/42	400,000	376,008
6.550%, 05/01/37	85,000	95,440
ViacomCBS, Inc. 4.250%, 09/01/23	340,000	346,695
4.950%, 01/15/31	1,160,000	1,148,259
5.875%, 3M LIBOR + 3.895%, 02/28/57 (e)	10,000	8,513
6.250%, 3M LIBOR + 3.899%, 02/28/57 (e)	15,000	12,900
Videotron, Ltd. 5.375%, 06/15/24 (144A)	145,000	145,681

		8,089,001

Mining—0.1%
Anglo American Capital plc 4.750%, 04/10/27 (144A)	200,000	195,401
4.875%, 05/14/25 (144A)	520,000	504,560
5.625%, 04/01/30 (144A)	220,000	223,336
Kaiser Aluminum Corp. 4.625%, 03/01/28 (144A)	60,000	53,250

		976,547

Miscellaneous Manufacturing—0.0%
Ingersoll-Rand Global Holding Co., Ltd. 2.900%, 02/21/21	210,000	208,205
Ingersoll-Rand Luxembourg Finance S.A. 4.500%, 03/21/49	80,000	89,463

		297,668

Multi-National — 0.5%
Asian Development Bank 3.000%, 01/17/23 (NZD)	3,595,000	2,261,158

Multi-National —(Continued)
Inter-American Development Bank 2.750%, 10/30/25 (AUD)	3,245,000	2,172,298
7.250%, 06/10/21 (MXN)	10,375,000	440,440

		4,873,896

Office/Business Equipment—0.0%
CDW LLC / CDW Finance Corp. 4.250%, 04/01/28	60,000	60,300

Oil & Gas—0.3%
Apache Corp. 4.750%, 04/15/43	80,000	35,427
5.350%, 07/01/49	20,000	10,071
Canadian Natural Resources, Ltd. 2.050%, 06/01/20 (CAD)	210,000	148,357
2.890%, 08/14/20 (CAD)	580,000	408,180
Exxon Mobil Corp. 4.227%, 03/19/40	450,000	521,165
4.327%, 03/19/50	350,000	428,291
Hess Corp. 7.125%, 03/15/33	127,000	102,167
7.300%, 08/15/31	170,000	145,627
MEG Energy Corp. 6.500%, 01/15/25 (144A)	54,000	34,155
Petroleos Mexicanos 6.750%, 09/21/47	316,000	202,047
6.840%, 01/23/30 (144A)	220,000	159,174
7.690%, 01/23/50 (144A)	90,000	62,550
QEP Resources, Inc. 5.250%, 05/01/23 (b)	80,000	29,600
Saudi Arabian Oil Co. 2.875%, 04/16/24 (144A)	400,000	388,569
SM Energy Co. 6.125%, 11/15/22	55,000	23,272
6.750%, 09/15/26	15,000	4,500
Sunoco L.P. / Sunoco Finance Corp. 5.500%, 02/15/26	60,000	51,917
Tullow Oil plc 7.000%, 03/01/25 (144A)	500,000	125,000
Valero Energy Corp. 4.000%, 04/01/29	500,000	487,986
WPX Energy, Inc. 5.250%, 09/15/24	125,000	76,250
YPF S.A. 16.500%, 05/09/22 (144A) (ARS) †	19,392,845	152,628

		3,596,933

Oil & Gas Services—0.0%
Halliburton Co. 2.920%, 03/01/30	225,000	175,500

Packaging & Containers—0.1%
Ball Corp. 4.000%, 11/15/23	1,060,000	1,067,950

BHFTII-117

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Owens-Brockway Glass Container, Inc. 5.875%, 08/15/23 (144A) (b)	150,000	$147,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.125%, 07/15/23 (144A)	75,000	74,437

		1,289,387

Pharmaceuticals—0.8%
AbbVie, Inc. 2.950%, 11/21/26 (144A)	575,000	585,843
3.200%, 11/21/29 (144A)	970,000	989,568
4.250%, 11/21/49 (144A)	565,000	609,448
Allergan Finance LLC 4.625%, 10/01/42	255,000	319,084
Bausch Health Cos., Inc. 6.500%, 03/15/22 (144A)	65,000	65,650
7.000%, 03/15/24 (144A)	30,000	30,750
Bayer U.S. Finance LLC 4.250%, 12/15/25 (144A)	535,000	555,793
Becton Dickinson & Co. 3.363%, 06/06/24	925,000	927,001
Bristol-Myers Squibb Co. 3.400%, 07/26/29 (144A)	315,000	346,154
Cigna Corp. 2.400%, 03/15/30	155,000	146,619
4.375%, 10/15/28	785,000	844,377
CVS Health Corp. 3.750%, 04/01/30	215,000	222,458
3.875%, 07/20/25	299,000	308,940
4.125%, 04/01/40	225,000	226,185
4.250%, 04/01/50	50,000	51,982
5.050%, 03/25/48	345,000	391,784
5.125%, 07/20/45	315,000	361,192
GlaxoSmithKline Capital, Inc. 3.625%, 05/15/25 (b)	535,000	576,589
Pfizer, Inc. 2.625%, 04/01/30	165,000	173,141
Shire Acquisitions Investments Ireland DAC 2.400%, 09/23/21	355,000	353,671
Teva Pharmaceutical Finance Netherlands B.V. 3.150%, 10/01/26	650,000	547,528

		8,633,757

Pipelines—0.3%
Cheniere Energy Partners L.P. 4.500%, 10/01/29 (144A) (b)	10,000	8,900
DCP Midstream Operating L.P. 3.875%, 03/15/23	20,000	15,994
4.950%, 04/01/22	26,000	21,320
5.600%, 04/01/44	50,000	22,134
Energy Transfer Operating L.P. 3.750%, 05/15/30	195,000	152,733
4.500%, 04/15/24	235,000	209,627
4.950%, 06/15/28	270,000	223,531
5.000%, 05/15/50	70,000	54,035
5.250%, 04/15/29	305,000	258,270

Pipelines—(Continued)
Energy Transfer Operating L.P.
5.950%, 10/01/43	20,000	17,327
6.125%, 12/15/45	570,000	473,298
6.250%, 04/15/49	105,000	88,862
MPLX L.P. 1.899%, 3M LIBOR + 0.900%, 09/09/21 (e)	70,000	66,145
4.250%, 12/01/27 (144A)	285,000	246,559
4.700%, 04/15/48	260,000	201,274
5.200%, 03/01/47	65,000	51,864
5.200%, 12/01/47 (144A)	75,000	62,778
5.500%, 02/15/49	35,000	29,549
6.250%, 10/15/22 (144A)	41,000	36,899
Rockies Express Pipeline LLC 3.600%, 05/15/25 (144A)	285,000	196,968
4.800%, 05/15/30 (144A)	285,000	170,693
Sunoco Logistics Partners Operations L.P. 5.300%, 04/01/44	35,000	29,142
5.350%, 05/15/45	35,000	27,501
Texas Eastern Transmission L.P. 2.800%, 10/15/22 (144A)	120,000	117,856
TransCanada PipeLines, Ltd. 4.625%, 03/01/34	240,000	228,057
Western Midstream Operating L.P. 4.500%, 03/01/28	25,000	12,130
4.750%, 08/15/28	260,000	123,778
5.500%, 08/15/48	25,000	9,508
Williams Cos., Inc. (The) 4.900%, 01/15/45	17,000	14,889
5.100%, 09/15/45	30,000	28,498
5.800%, 11/15/43	60,000	59,096
6.300%, 04/15/40	58,000	58,543

		3,317,758

Real Estate Investment Trusts—0.2%
American Tower Corp. 2.400%, 03/15/25	255,000	251,262
Crown Castle International Corp. 3.300%, 07/01/30	255,000	252,906
Equinix, Inc. 5.875%, 01/15/26	135,000	137,750
GLP Capital L.P. / GLP Financing II, Inc. 5.300%, 01/15/29	235,000	200,972
5.375%, 04/15/26	60,000	53,184
SBA Tower Trust 2.836%, 01/15/25 (144A)	545,000	526,415
3.168%, 04/09/47 (144A)	995,000	989,384
VICI Properties L.P. / VICI Note Co., Inc. 4.250%, 12/01/26 (144A)	35,000	32,113

		2,443,986

Retail—0.3%
Alimentation Couche-Tard, Inc. 2.950%, 01/25/30 (144A)	90,000	83,659
3.800%, 01/25/50 (144A)	200,000	175,618

BHFTII-118

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
AutoZone, Inc. 3.625%, 04/15/25	180,000	$182,498
4.000%, 04/15/30	270,000	275,550
Dollar Tree, Inc. 2.536%, 3M LIBOR + 0.700%, 04/17/20 (e)	30,000	29,994
Home Depot, Inc. (The) 2.500%, 04/15/27	180,000	181,796
Lithia Motors, Inc. 4.625%, 12/15/27 (144A)	120,000	108,012
Lowe’s Cos., Inc. 3.375%, 09/15/25	700,000	699,520
3.700%, 04/15/46	60,000	55,595
4.550%, 04/05/49	265,000	293,256
McDonald’s Corp. 3.350%, 04/01/23	330,000	340,897
3.625%, 09/01/49	285,000	288,738
4.200%, 04/01/50	15,000	16,619
Starbucks Corp. 3.350%, 03/12/50	65,000	59,361
Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.875%, 03/01/27	75,000	69,094

		2,860,207

Semiconductors—0.4%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875%, 01/15/27	1,183,000	1,127,714
Broadcom, Inc. 4.250%, 04/15/26 (144A)	324,000	329,238
Entegris, Inc. 4.625%, 02/10/26 (144A)	75,000	71,250
Intel Corp. 2.450%, 11/15/29	575,000	585,873
3.100%, 02/15/60 (b)	330,000	357,895
4.100%, 05/19/46	185,000	223,441
NVIDIA Corp. 2.850%, 04/01/30	330,000	342,982
NXP B.V. / NXP Funding LLC 4.875%, 03/01/24 (144A)	590,000	629,932
Qorvo, Inc. 5.500%, 07/15/26	60,000	62,715
QUALCOMM, Inc. 4.650%, 05/20/35	87,000	110,103
4.800%, 05/20/45	303,000	403,368

		4,244,511

Software—0.4%
CDK Global, Inc. 5.250%, 05/15/29 (144A)	25,000	25,500
5.875%, 06/15/26	5,000	5,282
Fair Isaac Corp. 4.000%, 06/15/28 (144A)	77,000	73,920
Fidelity National Information Services, Inc. 4.250%, 05/15/28	115,000	127,774
Fiserv, Inc. 3.200%, 07/01/26	390,000	401,417

Software—(Continued)
Microsoft Corp. 3.700%, 08/08/46	195,000	231,308
3.950%, 08/08/56	245,000	306,094
MSCI, Inc. 3.625%, 09/01/30 (144A)	5,000	4,744
4.000%, 11/15/29 (144A)	20,000	19,868
5.375%, 05/15/27 (144A)	1,045,000	1,060,675
5.750%, 08/15/25 (144A)	65,000	67,103
Open Text Corp. 5.875%, 06/01/26 (144A)	115,000	120,623
Oracle Corp. 2.500%, 04/01/25	915,000	934,097
3.850%, 04/01/60	915,000	920,550
4.000%, 11/15/47	180,000	197,716

		4,496,671

Telecommunications—1.1%
AT&T, Inc. 2.330%, 3M LIBOR + 0.750%, 06/01/21 (e)	185,000	179,645
2.800%, 02/17/21	470,000	472,082
2.950%, 07/15/26	70,000	68,860
3.800%, 02/15/27	490,000	509,110
3.825%, 11/25/20 (CAD)	700,000	499,625
3.875%, 01/15/26	70,000	71,859
4.300%, 02/15/30	326,000	350,881
4.350%, 03/01/29	470,000	505,357
4.350%, 06/15/45	305,000	322,497
5.150%, 03/15/42	164,000	188,112
Nokia Oyj 6.625%, 05/15/39	110,000	111,430
SoftBank Group Corp. 6.000%, 5Y USD ICE Swap + 4.226%, 07/19/23 (e)	1,060,000	795,000
Sprint Corp. 7.125%, 06/15/24	100,000	109,873
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.152%, 03/20/28 (144A)	540,000	575,100
T-Mobile USA, Inc. 6.500%, 01/15/26	1,145,000	1,202,250
Telecom Italia Capital S.A. 6.000%, 09/30/34	45,000	44,550
7.721%, 06/04/38	50,000	52,860
Telefonica Celular del Paraguay S.A. 5.875%, 04/15/27 (144A)	730,000	658,398
Telefonica Emisiones S.A.U. 4.665%, 03/06/38	150,000	161,383
4.895%, 03/06/48	335,000	370,752
5.213%, 03/08/47	150,000	168,321
5.520%, 03/01/49	270,000	316,832
Verizon Communications, Inc.
2.233%, 3M LIBOR + 0.550%, 05/22/20 (e)	155,000	154,977
3.150%, 03/22/30	245,000	263,467
3.875%, 02/08/29	215,000	240,659
4.000%, 03/22/50	100,000	118,681
4.016%, 12/03/29	610,000	687,731

BHFTII-119

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Verizon Communications, Inc.
4.400%, 11/01/34	535,000	$626,349
4.500%, 08/10/33	775,000	932,919
4.672%, 03/15/55	335,000	426,702
5.012%, 08/21/54	105,000	143,643
5.250%, 03/16/37	210,000	268,618
Vodafone Group plc 4.250%, 09/17/50	170,000	173,123
6.150%, 02/27/37	425,000	493,361

		12,265,007

Transportation—0.2%
CSX Corp. 2.400%, 02/15/30	240,000	236,346
3.250%, 06/01/27	315,000	323,551
3.350%, 09/15/49	95,000	89,961
4.300%, 03/01/48	90,000	98,777
4.500%, 03/15/49	40,000	46,070
Norfolk Southern Corp. 3.400%, 11/01/49	90,000	87,465
Union Pacific Corp. 3.250%, 02/05/50	295,000	286,643
4.375%, 09/10/38	660,000	750,306

		1,919,119

Trucking & Leasing—0.0%
DAE Funding LLC 4.500%, 08/01/22 (144A)	15,000	13,913
5.000%, 08/01/24 (144A)	15,000	13,575

		27,488

Water—0.0%
American Water Capital Corp. 4.150%, 06/01/49	205,000	226,258

Total Corporate Bonds & Notes (Cost $158,860,650)		155,665,940

Mortgage-Backed Securities—6.1%

Collateralized Mortgage Obligations—3.7%
Adjustable Rate Mortgage Trust 1.447%, 1M LIBOR + 0.500%, 01/25/36 (e)	142,868	118,180
1.487%, 1M LIBOR + 0.540%, 11/25/35 (e)	125,655	115,497
Angel Oak Mortgage Trust LLC 2.930%, 05/25/59 (144A) (e)	1,204,096	1,157,780
3.628%, 03/25/49 (144A) (e)	294,592	296,648
3.920%, 11/25/48 (144A) (e)	971,917	938,979
Arroyo Mortgage Trust 3.347%, 04/25/49 (144A) (e)	1,357,466	1,289,876
Bear Stearns Adjustable Rate Mortgage Trust 4.079%, 07/25/36 (e)	252,279	211,766
Bear Stearns ALT-A Trust 1.427%, 1M LIBOR + 0.480%, 02/25/36 (e)	518,737	467,042

Collateralized Mortgage Obligations—(Continued)
Bear Stearns Mortgage Funding Trust 1.127%, 1M LIBOR + 0.180%, 10/25/36 (e)	158,775	131,209
1.147%, 1M LIBOR + 0.200%, 02/25/37 (e)	500,384	455,340
Bellemeade Re, Ltd. 2.047%, 1M LIBOR + 1.100%, 07/25/29 (144A) (e)	230,669	229,537
2.347%, 1M LIBOR + 1.400%, 10/25/29 (144A) (e)	1,529,310	1,519,803
CIM Trust 3.000%, 04/25/57 (144A) (e)	909,301	906,571
Citigroup Mortgage Loan Trust 2.720%, 07/25/49 (144A) (e)	371,220	357,846
COLT Funding LLC 2.579%, 11/25/49 (144A) (e)	795,234	771,292
3.705%, 03/25/49 (144A) (e)	278,387	275,928
COLT Mortgage Loan Trust 3.337%, 05/25/49 (144A) (e)	500,551	489,754
Connecticut Avenue Securities Trust 3.047%, 1M LIBOR + 2.100%, 06/25/39 (144A) (e)	715,000	581,496
3.097%, 1M LIBOR + 2.150%, 09/25/31 (144A) (e)	450,405	368,755
3.811%, 1M LIBOR + 2.150%, 11/25/39 (144A) (e)	346,099	305,741
Countrywide Alternative Loan Trust 1.397%, 1M LIBOR + 0.450%, 03/01/38 (e)	206,431	167,505
1.487%, 1M LIBOR + 0.540%, 01/25/36 (e)	112,557	93,657
1.747%, 1M LIBOR + 0.800%, 12/25/35 (e)	133,141	108,056
3.316%, 12M MTA + 1.350%, 08/25/35 (e)	239,910	190,440
5.500%, 11/25/35	559,851	425,849
Countrywide Home Loan Mortgage Pass-Through Trust 1.147%, 1M LIBOR + 0.200%, 04/25/46 (e)	264,650	194,837
1.627%, 1M LIBOR + 0.680%, 02/25/35 (e)	106,551	87,042
3.792%, 09/25/47 (e)	331,834	275,072
4.082%, 06/20/35 (e)	12,152	11,336
Credit Suisse Mortgage Capital Certificates Trust 3.250%, 04/25/47 (144A) (e)	467,499	448,416
Deephaven Residential Mortgage Trust 2.453%, 06/25/47 (144A) (e)	135,811	131,862
2.964%, 07/25/59 (144A) (e)	1,250,017	1,193,809
3.558%, 04/25/59 (144A) (e)	533,262	518,773
3.789%, 08/25/58 (144A) (e)	681,492	667,667
Deutsche ALT-A Securities Mortgage Loan Trust 1.097%, 1M LIBOR + 0.150%, 12/25/36 (e)	305,784	262,932
GreenPoint Mortgage Funding Trust 3.366%, 12M MTA + 1.400%, 10/25/45 (e)	190,834	143,674
GSR Mortgage Loan Trust 1.247%, 1M LIBOR + 0.300%, 01/25/37 (e)	572,661	181,342
3.932%, 01/25/36 (e)	351,728	318,318
6.000%, 07/25/37	217,477	173,584
Home Re, Ltd. 2.547%, 1M LIBOR + 1.600%, 10/25/28 (144A) (e)	334,840	333,564
Homeward Opportunities Fund I Trust 2.702%, 09/25/59 (144A) (e)	477,474	457,658
IndyMac INDX Mortgage Loan Trust 3.690%, 10/25/35 (e)	30,325	25,436
JPMorgan Mortgage Trust 3.866%, 05/25/36 (e)	24,067	21,491
Legacy Mortgage Asset Trust 3.000%, 06/25/59 (144A) (n)	807,568	711,676
3.250%, 11/25/59 (144A) (n)	1,007,714	1,017,000

BHFTII-120

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
LSTAR Securities Investment Trust 3.081%, 1M LIBOR + 1.500%, 04/01/24 (144A) (e)	143,735	$139,318
3.281%, 1M LIBOR + 1.700%, 03/01/24 (144A) (e)	470,390	446,735
LSTAR Securities Investment, Ltd. 3.081%, 1M LIBOR + 1.500%, 04/01/24 (144A) (e)	450,342	416,427
3.081%, 1M LIBOR + 1.500%, 05/01/24 (144A) (e)	1,049,747	1,015,113
MASTR Adjustable Rate Mortgages Trust 3.542%, 09/25/33 (e)	59,738	50,961
4.684%, 11/21/34 (e)	73,143	69,010
Metlife Securitization Trust 3.750%, 03/25/57 (144A) (e)	711,423	717,340
MFA Trust 2.588%, 02/25/57 (144A) (e)	197,713	194,525
Morgan Stanley Mortgage Loan Trust 3.900%, 05/25/36 (e)	178,211	110,173
Mortgage Insurance-Linked Note 2.847%, 1M LIBOR + 1.900%, 11/26/29 (144A) (e)	771,000	732,087
New Residential Mortgage Loan Trust 1.697%, 1M LIBOR + 0.750%, 01/25/48 (144A) (e)	1,020,298	947,806
2.492%, 09/25/59 (144A) (e)	461,518	454,487
3.500%, 08/25/59 (144A) (e)	786,188	799,921
3.750%, 11/26/35 (144A) (e)	694,249	714,766
4.000%, 02/25/57 (144A) (e)	1,186,527	1,228,237
4.000%, 03/25/57 (144A) (e)	1,242,557	1,290,357
4.000%, 04/25/57 (144A) (e)	983,695	1,018,679
4.000%, 05/25/57 (144A) (e)	784,355	813,282
4.000%, 09/25/57 (144A) (e)	991,001	1,018,858
Oaktown Re III, Ltd. 2.347%, 1M LIBOR + 1.400%, 07/25/29 (144A) (e)	614,314	611,433
Preston Ridge Mortgage LLC 3.500%, 10/25/24 (144A) (e)	374,513	372,373
Radnor RE, Ltd. 2.147%, 1M LIBOR + 1.200%, 06/25/29 (144A) (e)	343,531	342,266
Residential Accredit Loans, Inc. Trust 1.247%, 1M LIBOR + 0.300%, 04/25/36 (e)	574,143	457,601
6.000%, 12/25/35	220,066	196,323
RFMSI Trust 4.097%, 08/25/35 (e)	79,491	34,233
Seasoned Credit Risk Transfer Trust 2.500%, 08/25/59	793,094	768,117
3.500%, 11/25/57	466,915	503,227
3.500%, 03/25/58	1,275,201	1,366,653
3.500%, 07/25/58	1,273,872	1,376,071
3.500%, 08/25/58	249,316	269,525
3.500%, 10/25/58	1,349,853	1,449,201
Structured Adjustable Rate Mortgage Loan Trust 0.490%, 09/25/34 (e)	53,895	43,338
Verus Securitization Trust 3.211%, 05/25/59 (144A) (e)	603,675	591,068
WaMu Mortgage Pass-Through Certificates Trust 2.846%, 12M MTA + 0.880%, 10/25/46 (e)	190,749	151,073
3.721%, 06/25/37 (e)	113,797	92,857
Washington Mutual Mortgage Pass-Through Certificates 1.547%, 1M LIBOR + 0.600%, 07/25/36 (e)	91,869	54,850

Collateralized Mortgage Obligations—(Continued)
Wells Fargo Mortgage-Backed Securities Trust 4.492%, 10/25/36 (e)	108,798	94,477
4.814%, 09/25/36 (e)	80,736	72,787

		40,175,591

Commercial Mortgage-Backed Securities—2.4%
BANK 0.604%, 11/15/62 (e) (f)	4,604,739	208,168
0.701%, 12/15/52 (e) (f)	3,667,523	193,640
0.741%, 11/15/50 (e) (f)	8,250,135	369,621
0.768%, 11/15/62 (e) (f)	2,273,024	113,222
0.810%, 11/15/54 (e) (f)	986,545	44,139
0.841%, 09/15/62 (e) (f)	4,490,706	273,542
0.905%, 05/15/62 (e) (f)	2,915,655	185,078
Benchmark Mortgage Trust 0.522%, 01/15/51 (e) (f)	2,479,054	77,211
0.538%, 07/15/51 (e) (f)	4,445,270	138,778
1.068%, 08/15/52 (e) (f)	2,051,672	137,516
BX Commercial Mortgage Trust 1.625%, 1M LIBOR + 0.920%, 10/15/36 (144A) (e)	1,156,035	1,099,602
CAMB Commercial Mortgage Trust 3.255%, 1M LIBOR + 2.550%, 12/15/37 (144A) (e)	665,000	584,571
Century Plaza Towers 2.865%, 11/13/39 (144A)	585,000	573,046
Citigroup Commercial Mortgage Trust 0.953%, 07/10/47 (e) (f)	3,647,948	117,465
1.077%, 04/10/48 (e) (f)	4,139,071	173,347
Commercial Mortgage Pass-Through Certificates Mortgage Trust 0.591%, 02/10/47 (e) (f)	2,788,693	54,946
0.663%, 08/10/46 (e) (f)	865,537	16,868
1.605%, 1M LIBOR + 0.900%, 10/15/36 (144A) (e)	1,010,000	908,618
1.697%, 10/15/45 (e) (f)	348,263	11,218
2.540%, 12/10/45	229,607	228,398
2.853%, 10/15/45	178,907	176,373
3.101%, 03/10/46	145,000	147,948
3.213%, 03/10/46	171,029	175,189
3.424%, 03/10/31 (144A)	1,065,000	1,096,907
3.612%, 06/10/46 (e)	260,000	269,841
3.796%, 08/10/47	225,000	236,873
3.961%, 03/10/47	235,125	245,006
4.074%, 02/10/47 (e)	115,000	122,159
4.205%, 08/10/46	100,035	106,032
4.210%, 08/10/46 (e)	175,000	185,288
4.236%, 02/10/47 (e)	190,000	202,484
4.593%, 10/15/45 (144A) (e) (f)	210,000	10,500
4.750%, 10/15/45 (144A) (e)	355,000	209,713
Credit Suisse First Boston Mortgage Securities Corp. 4.877%, 04/15/37	1,851	1,810
CSAIL Commercial Mortgage Trust 0.757%, 06/15/57 (e) (f)	12,133,565	367,528
0.942%, 11/15/48 (e) (f)	983,663	33,645
1.897%, 01/15/49 (e) (f)	1,830,835	142,868
GS Mortgage Securities Corp. 2.954%, 11/05/34 (144A)	1,200,000	1,177,270

BHFTII-121

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
GS Mortgage Securities Trust 0.078%, 07/10/46 (e) (f)	10,882,008	$28,261
1.328%, 08/10/44 (144A) (e) (f)	964,206	11,581
3.674%, 04/10/47 (144A)	235,000	76,574
4.965%, 04/10/47 (144A) (e)	465,000	398,102
JPMBB Commercial Mortgage Securities Trust 0.631%, 09/15/47 (e) (f)	3,326,330	75,625
3.363%, 07/15/45	357,842	368,331
JPMorgan Chase Commercial Mortgage Securities Trust 2.733%, 10/15/45 (144A) (e)	400,000	233,319
2.812%, 01/16/37 (144A)	305,000	303,234
4.418%, 12/15/47 (144A) (e)	130,000	104,230
Morgan Stanley Bank of America Merrill Lynch Trust 1.003%, 12/15/47 (e) (f)	1,993,948	70,277
1.026%, 10/15/48 (e) (f)	855,539	36,276
2.918%, 02/15/46	130,000	130,385
3.134%, 12/15/48	480,000	484,054
3.176%, 08/15/45	245,000	246,799
3.766%, 11/15/46	166,176	171,159
4.259%, 10/15/46 (e)	115,000	121,634
Morgan Stanley Capital Trust 1.432%, 06/15/50 (e) (f)	1,692,412	112,914
3.912%, 09/09/32 (144A)	1,140,000	1,147,911
5.245%, 07/15/49 (144A) (e)	265,000	225,183
5.667%, 10/12/52 (144A) (e)	12,137	2,735
MTRO Commercial Mortgage Trust 2.505%, 1M LIBOR + 1.800%, 12/15/33 (144A) (e)	565,000	520,085
Natixis Commercial Mortgage Securities Trust 2.906%, 10/15/36 (144A)	310,000	272,762
SFAVE Commercial Mortgage Securities Trust 3.872%, 01/05/43 (144A) (e)	150,000	138,598
SG Commercial Mortgage Securities Trust 2.632%, 03/15/37 (144A)	1,230,000	1,202,650
UBS Commercial Mortgage Trust 1.087%, 08/15/50 (e) (f)	975,402	56,240
UBS-Barclays Commercial Mortgage Trust 1.498%, 02/15/50 (e) (f)	5,637,744	423,084
1.555%, 1M LIBOR + 0.850%, 08/15/36 (144A) (e)	1,802,000	1,476,496
2.850%, 12/10/45	325,000	323,916
3.091%, 08/10/49	641,537	642,829
3.185%, 03/10/46	240,000	243,481
3.244%, 04/10/46	300,119	305,233
VNDO Mortgage Trust 2.996%, 11/15/30 (144A)	1,105,000	1,099,567
Wells Fargo Commercial Mortgage Trust 1.106%, 09/15/57 (e) (f)	6,790,600	251,969
1.114%, 05/15/48 (e) (f)	3,049,479	131,427
2.918%, 10/15/45	282,311	287,458
2.942%, 10/15/49	890,000	917,759
4.158%, 05/15/48 (e)	80,000	63,711
WF-RBS Commercial Mortgage Trust
1.207%, 03/15/47 (e) (f)	1,783,493	62,714
2.870%, 11/15/45	349,099	350,600
2.875%, 12/15/45	175,000	175,093
3.016%, 11/15/47 (144A)	550,000	357,451
3.071%, 03/15/45	185,000	186,287

Commercial Mortgage-Backed Securities—(Continued)
WF-RBS Commercial Mortgage Trust
3.345%, 05/15/45	100,000	99,428
3.723%, 05/15/47	190,000	196,016
3.995%, 05/15/47	160,281	167,880
4.045%, 03/15/47	40,000	42,611
4.101%, 03/15/47	335,000	355,320
5.000%, 06/15/44 (144A) (e)	105,000	84,035
5.579%, 04/15/45 (144A) (e)	255,000	238,047

		25,437,759

Total Mortgage-Backed Securities (Cost $69,923,544)		65,613,350

Asset-Backed Securities—4.5%

Asset-Backed - Automobile—0.4%
AmeriCredit Automobile Receivables Trust 2.580%, 09/18/25	535,000	503,918
CIG Auto Receivables Trust 2.710%, 05/15/23 (144A)	29,462	29,368
Credit Acceptance Auto Loan Trust 2.650%, 06/15/26 (144A)	285,056	283,514
Drive Auto Receivables Trust 2.700%, 02/16/27	465,000	431,820
Exeter Automobile Receivables Trust 2.580%, 09/15/25 (144A)	1,045,000	991,325
2.730%, 12/15/25 (144A)	315,000	255,328
Westlake Automobile Receivables Trust 2.720%, 11/15/24 (144A)	765,000	707,297
3.280%, 12/15/22 (144A)	1,015,000	1,011,078

		4,213,648

Asset-Backed - Home Equity—0.1%
GSAA Home Equity Trust 0.997%, 1M LIBOR + 0.050%, 12/25/46 (e)	74,191	43,146
1.247%, 1M LIBOR + 0.300%, 03/25/36 (e)	791,608	496,147
5.985%, 06/25/36 (e)	516,369	199,188
Morgan Stanley ABS Capital I, Inc. Trust 1.097%, 1M LIBOR + 0.150%, 06/25/36 (e)	11,430	9,205
Renaissance Home Equity Loan Trust 6.120%, 11/25/36 (n)	247,146	124,730
Soundview Home Loan Trust 1.197%, 1M LIBOR + 0.250%, 11/25/36 (e)	485,000	386,212

		1,258,628

Asset-Backed - Other—4.0%
Apex Credit CLO, Ltd. 3.271%, 3M LIBOR + 1.470%, 04/24/29 (144A) (e)	1,315,000	1,252,856
Apollo Aviation Securitization Trust 3.351%, 01/16/40 (144A)	244,877	175,516
Avant Loans Funding Trust 3.420%, 01/18/22 (144A)	82,671	81,420
Avery Point CLO, Ltd. 2.894%, 3M LIBOR + 1.100%, 04/25/26 (144A) (e)	476,569	470,941
2.939%, 3M LIBOR + 1.120%, 01/18/25 (144A) (e)	113,735	113,104

BHFTII-122

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Babson CLO, Ltd. 2.969%, 3M LIBOR + 1.150%, 07/20/25 (144A) (e)	96,384	$95,686
Bayview Koitere Fund Trust 3.500%, 07/28/57 (144A) (e)	1,002,351	998,365
4.000%, 11/28/53 (144A) (e)	401,015	400,276
Bayview Mortgage Fund Trust 3.500%, 01/28/58 (144A) (e)	687,876	675,016
Bayview Opportunity Master Fund Trust 3.500%, 01/28/55 (144A) (e)	443,941	440,263
3.500%, 06/28/57 (144A) (e)	528,308	516,550
3.500%, 10/28/57 (144A) (e)	958,379	946,036
4.000%, 10/28/64 (144A) (e)	776,743	776,036
Benefit Street Partners CLO, Ltd. 3.081%, 3M LIBOR + 1.250%, 07/15/29 (144A) (e)	320,000	306,725
Carlyle Global Market Strategies CLO, Ltd. 2.574%, 3M LIBOR + 0.780%, 04/27/27 (144A) (e)	1,146,086	1,113,713
Cirrus Funding, Ltd. 4.800%, 01/25/37 (144A)	940,000	949,767
Citigroup Mortgage Loan Trust 3.228%, 11/25/70 (144A) (n)	490,968	504,478
Domino’s Pizza Master Issuer LLC 3.668%, 10/25/49 (144A)	329,175	293,565
4.116%, 07/25/48 (144A)	689,500	665,726
Dryden Senior Loan Fund 2.631%, 3M LIBOR + 0.800%, 07/15/30 (144A) (e)	137,000	137,022
Finance America Mortgage Loan Trust 1.997%, 1M LIBOR + 1.050%, 09/25/33 (e)	64,760	59,260
GMACM Home Equity Loan Trust 1.447%, 1M LIBOR + 0.500%, 10/25/34 (144A) (e)	25,839	24,561
Knollwood CDO, Ltd. 5.072%, 3M LIBOR + 3.200%, 01/10/39 (144A) (e)	699,042	70
LCM, Ltd. 2.859%, 3M LIBOR + 1.040%, 10/20/27 (144A) (e)	1,075,000	1,050,419
Legacy Mortgage Asset Trust 4.000%, 03/25/58 (144A) (n)	1,478,939	1,425,474
Madison Park Funding, Ltd. 3.079%, 3M LIBOR + 1.260%, 07/20/26 (144A) (e)	522,673	517,298
MFRA Trust 3.352%, 11/25/47 (144A) (n)	1,124,722	1,145,306
Mill City Mortgage Loan Trust 3.500%, 08/25/58 (144A) (e)	836,302	851,126
3.500%, 04/25/66 (144A) (e)	1,630,000	1,611,440
New Residential Advance Receivables Trust 2.329%, 10/15/51 (144A)	1,135,000	1,099,677
New Residential Mortgage LLC 3.790%, 07/25/54 (144A)	1,089,351	1,087,203
NRZ Excess Spread-Collateralized Notes 3.193%, 01/25/23 (144A)	679,224	677,266
3.265%, 02/25/23 (144A)	429,584	427,645
OCP CLO, Ltd. 2.686%, 3M LIBOR + 0.850%, 04/17/27 (144A) (e)	682,006	670,161
OnDeck Asset Securitization Trust II LLC 2.650%, 11/18/24 (144A)	905,000	897,154
OneMain Financial Issuance Trust 2.370%, 09/14/32 (144A)	1,008,790	991,247

Asset-Backed - Other—(Continued)
OZLM, Ltd. 2.820%, 3M LIBOR + 1.050%, 04/30/27 (144A) (e)	1,360,000	1,318,490
2.846%, 3M LIBOR + 1.010%, 07/17/29 (144A) (e)	335,000	318,991
Pretium Mortgage Credit Partners LLC 2.858%, 05/27/59 (144A) (n)	1,056,231	743,688
3.105%, 07/27/59 (144A) (n)	847,311	735,098
3.721%, 01/25/59 (144A) (n)	652,123	561,466
Regional Management Issuance Trust 3.830%, 07/15/27 (144A)	950,000	910,358
Sapphire Aviation Finance II, Ltd. 3.228%, 03/15/40 (144A)	250,000	161,756
Seneca Park CLO, Ltd. 2.956%, 3M LIBOR + 1.120%, 07/17/26 (144A) (e)	284,041	281,800
SoFi Consumer Loan Program LLC 2.500%, 05/26/26 (144A)	116,471	110,963
2.770%, 05/25/26 (144A)	57,642	57,141
3.090%, 10/27/25 (144A)	49,408	48,495
3.280%, 01/26/26 (144A)	68,990	67,748
Sound Point CLO, Ltd. 2.709%, 3M LIBOR + 0.890%, 01/20/28 (144A) (e)	1,440,000	1,426,222
Springleaf Funding Trust 2.680%, 07/15/30 (144A)	1,705,000	1,633,568
2.900%, 11/15/29 (144A)	124,062	123,010
Stanwich Mortgage Loan Trust 3.475%, 11/16/24 (144A) (n)	1,435,854	1,402,528
Symphony CLO, Ltd. 2.788%, 3M LIBOR + 0.950%, 07/14/26 (144A) (e)	1,207,084	1,168,852
Towd Point Mortgage Trust 2.750%, 02/25/55 (144A) (e)	98,999	98,599
2.750%, 08/25/55 (144A) (e)	420,796	415,086
2.750%, 04/25/57 (144A) (e)	313,079	306,692
2.750%, 06/25/57 (144A) (e)	933,124	903,561
3.000%, 03/25/54 (144A) (e)	19,368	19,304
Vericrest Opportunity Loan Trust 3.179%, 10/25/49 (144A) (n)	735,803	651,363
3.278%, 11/25/49 (144A) (n)	1,009,552	898,280
VOLT LXIV LLC 3.375%, 10/25/47 (144A) (n)	471,784	429,646
VOLT LXXX LLC 3.228%, 10/25/49 (144A) (n)	990,664	906,831
VOLT LXXXIII LLC 3.327%, 11/26/49 (144A) (n)	408,762	361,605
VOLT LXXXIV LLC 3.426%, 12/27/49 (144A) (n)	1,432,296	1,317,108
Voya CLO, Ltd. 2.719%, 3M LIBOR + 0.900%, 01/18/29 (144A) (e)	1,610,000	1,557,609
Wendys Funding LLC 3.884%, 03/15/48 (144A)	425,213	384,932
Wingstop Funding LLC 4.970%, 12/05/48 (144A)	400,950	385,525

		43,154,683

Total Asset-Backed Securities (Cost $51,759,871)		48,626,959

BHFTII-123

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Floating Rate Loans (o)—1.0%

Security Description	Principal Amount*	Value

Advertising—0.0%
Clear Channel Outdoor Holdings, Inc. Term Loan B, 4.489%, 1M LIBOR + 3.500%, 08/21/26	139,300	$126,241
Terrier Media Buyer, Inc. Term Loan B, 5.700%, 3M LIBOR + 4.250%, 12/17/26	119,700	103,765

		230,006

Aerospace/Defense—0.0%
TransDigm, Inc. Term Loan E, 3.239%, 1M LIBOR + 2.250%, 05/30/25	147,993	138,373

Airlines—0.0%
Kestrel Bidco, Inc. Term Loan B, 4.000%, 1M LIBOR + 3.000%, 12/11/26	99,750	77,140

Auto Manufacturers—0.0%
Navistar International Corp. 1st Lien Term Loan B, 4.280%, 1M LIBOR + 3.500%, 11/06/24	98,000	86,077

Auto Parts & Equipment—0.0%
Adient U.S. LLC Term Loan B, 5.742%, 3M LIBOR + 4.000%, 05/06/24	99,250	88,209
Panther BF Aggregator 2 L.P. Term Loan B, 3.750%, 3M EURIBOR + 3.750%, 04/30/26 (EUR)	150,000	145,996
Term Loan B, 4.441%, 1M LIBOR + 3.500%, 04/30/26	114,425	105,271

		339,476

Building Materials—0.0%
NCI Building Systems, Inc. Term Loan, 4.561%, 1M LIBOR + 3.750%, 04/12/25	98,250	85,969
Quikrete Holdings, Inc. 1st Lien Term Loan, 3.489%, 1M LIBOR + 2.500%, 02/01/27	124,688	108,478
		194,447

Commercial Services—0.1%
AlixPartners LLP Term Loan B, 3.500%, 1M LIBOR + 2.500%, 04/04/24	174,600	166,306
Allied Universal Holdco LLC Term Loan B, 5.239%, 1M LIBOR + 4.250%, 07/10/26	113,352	104,851
BrightView Landscapes LLC 1st Lien Term Loan B, 3.500%, 1M LIBOR + 2.500%, 08/15/25	214,140	205,574
Financial & Risk U.S. Holdings, Inc. Term Loan, 4.239%, 1M LIBOR + 3.250%, 10/01/25	103,688	100,231
MPH Acquisition Holdings LLC Term Loan B, 4.200%, 3M LIBOR + 2.750%, 06/07/23	140,576	127,925
PSAV Holdings LLC 1st Lien Term Loan, 4.954%, 3M LIBOR + 3.250%, 03/03/25	171,684	107,303
Techem Verwaltungsgesellschaft 675 mbH Term Loan B4, 2.875%, 3M EURIBOR + 2.875%, 07/15/25 (EUR)	49,291	51,350
Victory Capital Holdings, Inc. Term Loan B, 4.015%, 1M LIBOR + 2.500%, 07/01/26	83,091	73,951

Commercial Services—(Continued)
Weight Watchers International, Inc. Term Loan B, 6.720%, 3M LIBOR + 4.750%, 11/29/24	86,586	83,555
WEX, Inc. Term Loan B3, 3.239%, 1M LIBOR + 2.250%, 05/15/26	404,365	353,820

		1,374,866

Computers—0.0%
Tempo Acquisition LLC Term Loan, 3.739%, 1M LIBOR + 2.750%, 05/01/24	204,225	183,462

Cosmetics/Personal Care—0.0%
Coty, Inc.
Term Loan B, 3.255%, 1M LIBOR + 2.250%, 04/07/25	186,454	156,155
Revlon Consumer Products Corp.
Term Loan B, 5.113%, 3M LIBOR + 3.500%, 09/07/23	137,704	54,737
Sunshine Luxembourg ViII S.a.r.l
First Lien Term Loan, 5.322%, 6M LIBOR + 4.250%, 10/01/26	129,675	118,653

		329,545

Distribution/Wholesale—0.0%
Univar, Inc.
Term Loan B, 3.700%, 3M LIBOR + 2.250%, 07/01/24	65,933	61,812

Diversified Financial Services—0.1%
Blackhawk Network Holdings, Inc. 1st Lien Term Loan, 3.989%, 1M LIBOR + 3.000%, 06/15/25	196,994	162,848
Deerfield Dakota Holding, LLC
Term Loan B, 03/05/27 (p)	220,000	189,200
Nets Holding A/S
Term Loan B1E, 3.250%, 3M EURIBOR + 3.250%, 02/06/25 (EUR)	88,194	87,847

		439,895

Electronics—0.0%
APX Group, Inc. 2020 Term Loan, 6.704%, 2M LIBOR + 5.000%, 12/31/25	98,750	85,419

Engineering & Construction—0.0%
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.124%, 3M LIBOR + 4.250%, 06/21/24	145,875	119,131

Entertainment—0.1%
Aristocrat Technologies, Inc. 1st Lien Term Loan, 3.577%, 3M LIBOR + 1.750%, 10/19/24	81,592	74,249
Caesars Entertainment Operating Co.
Term Loan, 2.989%, 1M LIBOR + 2.000%, 10/07/24	129,733	107,462
Crown Finance U.S., Inc.
Term Loan, 3.322%, 6M LIBOR + 2.250%, 02/28/25	81,459	54,740
Delta 2 (LUX) S.a.r.l.
Term Loan, 3.500%, 1M LIBOR + 2.500%, 02/01/24	241,686	217,216

BHFTII-124

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Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Floating Rate Loans (o)—(Continued)

Security Description	Principal Amount*	Value

Entertainment—(Continued)
Golden Entertainment, Inc. 1st Lien Term Loan, 3.960%, 1M LIBOR + 3.000%, 10/21/24	164,050	$125,498

		579,165

Food—0.0%
Froneri International Ltd.
Term Loan, 3.239%, 1M LIBOR + 2.250%, 01/29/27	100,000	96,000
Hostess Brands LLC 2019 Term Loan, 4.027%, 3M LIBOR + 2.250%, 08/03/25	106,457	100,247
U.S. Foods, Inc.
Term Loan B, 3.072%, 6M LIBOR + 2.000%, 09/13/26	124,375	115,876

		312,123

Food Service—0.0%
Aramark Services, Inc.
Term Loan B4, 2.739%, 1M LIBOR + 1.750%, 01/15/27	100,000	93,500

Gas—0.0%
UGI Energy Services, LLC
Term Loan B, 4.739%, 1M LIBOR + 3.750%, 08/13/26	148,875	128,777

Healthcare-Products—0.0%
Lifescan Global Corp. 1st Lien Term Loan, 8.056%, 6M LIBOR + 6.000%, 10/01/24	91,250	73,228

Healthcare-Services—0.0%
Envision Healthcare Corp. 1st Lien Term Loan, 4.739%, 1M LIBOR + 3.750%, 10/10/25	113,563	60,870
Jaguar Holding Co. II
Term Loan, 3.500%, 1M LIBOR + 2.500%, 08/18/22	128,310	123,712
Syneos Health, Inc.
Term Loan B, 2.739%, 1M LIBOR + 1.750%, 08/01/24	49,723	48,231

		232,813

Insurance—0.1%
Asurion LLC
Term Loan B4, 3.989%, 1M LIBOR + 3.000%, 08/04/22	252,498	234,823
HUB International, Ltd.
Term Loan B, 4.551%, 3M LIBOR + 2.750%, 04/25/25	117,900	111,416
Sedgwick Claims Management Services, Inc.
Term Loan B, 4.239%, 1M LIBOR + 3.250%, 12/31/25	98,750	87,229
Term Loan B, 4.989%, 1M LIBOR + 4.000%, 09/03/26	133,988	122,152
USI, Inc.
Term Loan, 3.989%, 3M LIBOR + 3.000%, 05/16/24	102,375	93,417

		649,037

Lodging—0.0%
Boyd Gaming Corp.
Term Loan B3, 2.934%, 1M LIBOR + 2.250%, 09/15/23	79,354	69,964

Lodging—(Continued)
Caesars Resort Collection LLC 1st Lien Term Loan B, 3.739%, 1M LIBOR + 2.750%, 12/23/24	108,786	89,360

		159,324

Machinery—0.0%
Circor International, Inc. Term Loan B, 4.061%, 1M LIBOR + 3.250%, 12/11/24	84,870	69,169

Machinery-Construction & Mining—0.0%
Brookfield WEC Holdings Inc.
Term Loan, 3.989%, 1M LIBOR + 3.000%, 08/01/25	98,750	94,183

Machinery-Diversified—0.0%
Gardner Denver, Inc.
Term Loan, 2.739%, 1M LIBOR + 1.750%, 03/01/27	174,906	165,286

Media—0.1%
CSC Holdings LLC 1st Lien Term Loan, 2.862%, 1M LIBOR + 2.250%, 07/17/25	105,304	102,144
Gray Television, Inc.
Term Loan C, 4.015%, 1M LIBOR + 2.500%, 01/02/26	84,964	81,991
ION Media Networks, Inc.
Term Loan B, 4.000%, 1M LIBOR + 3.000%, 12/18/24	202,897	184,129
Nexstar Broadcasting, Inc.
Term Loan B4, 3.735%, 1M LIBOR + 2.750%, 09/18/26	158,503	149,786
Univision Communications, Inc.
Term Loan C5, 3.750%, 1M LIBOR + 2.750%, 03/15/24	140,379	120,024

		638,074

Miscellaneous Manufacturing—0.0%
CTC AcquiCo GmbH
Term Loan B1, 2.500%, 3M EURIBOR + 2.500%, 03/07/25 (EUR)	92,993	87,214

Oil & Gas—0.0%
California Resources Corp.
Term Loan, 11.988%, 3M LIBOR + 10.375%, 12/31/21	130,000	8,883
Fieldwood Energy LLC 1st Lien TL, 7.027%, 3M LIBOR + 5.250%, 04/11/22	249,780	87,423
Foresight Energy LLC 1st Lien Term Loan, 7.363%, 3M LIBOR + 5.750%, 03/28/22	184,254	32,244
Paragon Offshore Finance Co.
Term Loan B, 07/18/21 (c) (d) (m)	706	0
Seadrill Partners Finco LLC
Term Loan B, 7.450%, 3M LIBOR + 6.000%, 02/21/21	102,386	18,174

		146,724

Packaging & Containers—0.1%
Berry Global, Inc.
Term Loan Y, 2.863%, 1M LIBOR + 2.000%, 07/01/26	198,500	187,980

BHFTII-125

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Floating Rate Loans (o)—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Flex Acquisition Co., Inc. 1st Lien Term Loan, 4.433%, 3M LIBOR + 3.000%, 12/29/23	88,260	$78,698
Reynolds Group Holdings, Inc.
Term Loan, 3.739%, 1M LIBOR + 2.750%, 02/05/23	249,827	238,272

		504,950

Pharmaceuticals—0.1%
Bausch Health Companies, Inc.
Term Loan B, 3.612%, 1M LIBOR + 3.000%, 06/02/25	141,596	135,696
Change Healthcare Holdings LLC
Term Loan B, 3.500%, 1M LIBOR + 2.500%, 03/01/24	130,675	120,657
Endo Luxembourg Finance Co. I S.a.r.l.
Term Loan B, 5.250%, 1M LIBOR + 4.250%, 04/29/24	165,325	148,379

		404,732

Real Estate Investment Trusts—0.0%
VICI Properties 1 LLC
Term Loan B, 2.674%, 1M LIBOR + 1.750%, 12/20/24	195,455	180,633

Retail—0.1%
Bass Pro Group LLC
Term Loan B, 5.989%, 1M LIBOR + 5.000%, 09/25/24	146,250	124,312
Harbor Freight Tools USA, Inc.
Term Loan B, 3.489%, 1M LIBOR + 2.500%, 08/18/23	115,150	105,650
J. Crew Group, Inc.
Term Loan B, 4.777%, 3M LIBOR + 3.000%, 03/05/21† (c) (d)	301,226	185,374
Staples, Inc.
Term Loan, 6.515%, 1M LIBOR + 5.000%, 04/16/26	127,412	102,408

		517,744

Semiconductors—0.0%
Microchip Technology, Inc.
Term Loan B, 2.990%, 1M LIBOR + 2.000%, 05/29/25	57,489	54,519

Software—0.1%
Almonde, Inc. 1st Lien Term Loan, 5.277%, 3M LIBOR + 3.500%, 06/13/24	115,756	100,708
DCert Buyer, Inc.
Term Loan B, 4.989%, 1M LIBOR + 4.000%, 10/16/26	110,000	98,908
Dun & Bradstreet Corp. (The)
Term Loan, 4.959%, 1M LIBOR + 4.000%, 02/06/26	200,000	184,000
Infor (U.S.), Inc.
Term Loan B6, 3.750%, 1M LIBOR + 2.750%, 02/01/22	239,688	232,378
SS&C Technologies, Inc.
Term Loan B5, 2.739%, 1M LIBOR + 1.750%, 04/16/25	98,484	93,609
Zelis Healthcare Corp.
Term Loan B, 5.739%, 1M LIBOR + 4.750%, 09/30/26	124,688	115,336

		824,939

Telecommunications—0.1%
Altice France S.A.
Term Loan B12, 4.392%, 1M LIBOR + 3.688%, 01/31/26	97,750	91,885
CenturyLink, Inc.
Term Loan B, 3.239%, 1M LIBOR + 2.250%, 03/15/27	99,750	92,705
Sprint Communications, Inc. 1st Lien Term Loan B, 3.500%, 1M LIBOR + 2.500%, 02/02/24	329,800	328,563
Telenet Financing USD LLC
Term Loan AR, 2.705%, 1M LIBOR + 2.000%, 04/30/28	100,000	92,875

		606,028

Transportation—0.0%
Savage Enterprises LLC 1st Lien Term Loan B, 4.620%, 1M LIBOR + 4.000%, 08/01/25	80,455	71,252

Total Floating Rate Loans (Cost $12,112,849)		10,253,063

Foreign Government—0.7%

Banks—0.1%
Banque Centrale de Tunisie International Bond 6.750%, 10/31/23 (144A) (EUR)	405,000	403,301
Korea Development Bank (The) 1.334%, 3M LIBOR + 0.550%, 03/12/21 (e)	200,000	199,761
Trade & Development Bank of Mongolia LLC 9.375%, 05/19/20	820,000	779,000

		1,382,062

Sovereign—0.6%
Abu Dhabi Government International Bond 3.125%, 09/30/49 (144A)	405,000	376,650
Argentine Republic Government International Bond 5.250%, 01/15/28 (EUR)	370,000	94,673
Chile Government International Bond 2.550%, 01/27/32	495,000	494,505
Dominican Republic International Bond 6.400%, 06/05/49 (144A)	1,110,000	976,800
Egypt Government International Bonds
8.500%, 01/31/47	200,000	163,357
16.100%, 05/07/29 (EGP)	11,590,000	816,145
Ghana Government International Bonds 6.375%, 02/11/27 (144A)	490,000	358,925
7.625%, 05/16/29	485,000	346,775
Hungary Government International Bond 6.375%, 03/29/21	160,000	165,864
Japan Bank for International Cooperation 2.060%, 3M LIBOR + 0.480%, 06/01/20 (e)	200,000	199,900
Panama Government International Bonds 3.160%, 01/23/30	235,000	235,002
4.500%, 04/01/56	200,000	216,500
Romanian Government International Bonds 4.625%, 04/03/49 (EUR)	738,000	857,953
6.125%, 01/22/44	254,000	291,897

BHFTII-126

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Senegal Government International Bond 6.250%, 05/23/33	485,000	$434,429
Uruguay Government International Bond 4.975%, 04/20/55	45,000	50,963

		6,080,338

Total Foreign Government (Cost $8,487,245)		7,462,400

Municipals—0.5%
Chicago Board of Education, General Obligation Unlimited, Build America Bonds 6.038%, 12/01/29	85,000	84,824
6.138%, 12/01/39	325,000	318,987
6.319%, 11/01/29	345,000	346,477
Municipal Electric Authority of Georgia, Build America Bond 6.637%, 04/01/57	361,000	472,636
Philadelphia, Authority for Industrial Development 6.550%, 10/15/28	1,235,000	1,617,455
State of California General Obligation Unlimited, Build America Bonds 7.300%, 10/01/39	360,000	553,158
7.350%, 11/01/39	30,000	46,371
7.550%, 04/01/39	20,000	32,454
7.600%, 11/01/40	25,000	41,603
7.625%, 03/01/40	40,000	64,532
State of Illinois 4.950%, 06/01/23	776,727	783,531
5.000%, 01/01/23	70,000	75,060
5.563%, 02/01/21	150,000	154,592
5.947%, 04/01/22	220,000	235,521

Total Municipals (Cost $4,717,192)		4,827,201

Short-Term Investments—2.3%

Certificate of Deposit—0.0%
Credit Agricole Corporate and Investment Bank 1.604%, 3M LIBOR + 0.400%, 09/24/20 (e)	250,000	249,582

Commercial Paper—0.4%
Boeing Co. (The) 1.652%, 06/03/20 (q)	800,000	793,970
1.923%, 07/31/20 (q)	500,000	491,295
1.978%, 05/26/20 (q)	800,000	794,752
CNPC Finance HK, Ltd. 1.924%, 05/22/20 (q)	500,000	498,892
Nissan Motor Acceptance Corp. 1.401%, 01/29/21 (q)	500,000	486,452
VM Credit, Inc. 1.518%, 08/11/20 (q)	1,100,000	1,086,751

		4,152,112

Foreign Government—0.4%
Japan Treasury Bills Zero Coupon, 04/06/20 (JPY)	158,400,000	1,473,169
Zero Coupon, 04/13/20 (JPY)	8,050,000	74,870
Zero Coupon, 04/27/20 (JPY)	79,100,000	735,749
Zero Coupon, 05/25/20 (JPY)	155,050,000	1,442,453
Zero Coupon, 06/15/20 (JPY)	14,450,000	134,447

		3,860,688

Repurchase Agreement—1.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $16,292,470; collateralized by U.S. Treasury Note at 1.750%, maturing 06/30/22, with a market value of $16,621,849.	16,292,470	16,292,470

Total Short-Term Investments (Cost $24,500,740)		24,554,852

Securities Lending Reinvestments (r)—2.8%

Certificates of Deposit—0.4%
Banco del Estado de Chile 0.160%, SOFR + 0.150%, 08/28/20 (e)	1,000,000	992,949
BNP Paribas S.A. New York 1.345%, 1M LIBOR + 0.340%, 10/09/20 (e)	1,000,000	992,283
China Construction Bank Corp. 2.250%, 04/03/20	500,000	500,075
Norinchukin Bank 1.850%, 04/07/20	1,000,025	1,000,300
Standard Chartered Bank 0.250%, FEDEFF PRV + 0.160%, 08/07/20 (e)	500,000	497,770

		3,983,377

Commercial Paper—0.1%
Bank of China, Ltd. 1.890%, 05/13/20	995,275	997,837

Repurchase Agreements—1.5%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.010%, due on 04/01/20 with a maturity value of $4,419,822; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $4,508,218.	4,419,821	4,419,821
CF Secured LLC Repurchase Agreement dated 03/31/20 at 0.040%, due on 04/01/20 with a maturity value of $2,000,002; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 6.500%, maturity dates ranging from 10/31/20 - 01/01/50, and an aggregate market value of $2,040,002.	2,000,000	2,000,000

BHFTII-127

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (r)—(Continued)

Security Description	Shares/ Principal Amount*	Value
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $200,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $204,000.	200,000	$200,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $600,007; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $612,000.	600,000	600,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/20 at 0.250%, due on 04/01/20 with a maturity value of $3,000,021; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.625%, maturity dates ranging from 08/31/20 - 02/15/49, and various Common Stock with an aggregate market value of $3,291,876.	3,000,000	3,000,000
Societe Generale Repurchase Agreement dated 03/31/20 at 0.580%, due on 04/01/20 with a maturity value of $6,000,097; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/25, and various Common Stock with an aggregate market value of $6,666,217.	6,000,000	6,000,000

		16,219,821

Mutual Funds—0.8%
BlackRock Liquidity Funds, Institutional Shares 0.340% (s)	2,000,000	2,000,000
Dreyfus Treasury Cash Management Fund, Institutional Class 0.220% (s)	1,000,000	1,000,000
Fidelity Government Portfolio, Institutional Class 0.340% (s)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (s)	3,000,000	3,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.430% (s)	1,000,000	1,000,000
Wells Fargo Government Money Market Fund, Select Class 0.350% (s)	1,000,000	1,000,000

		9,000,000

Total Securities Lending Reinvestments (Cost $30,217,565)		30,201,035

Total Purchased Options—0.0% (t) (Cost $183,256)		222,190

Total Investments—113.4% (Cost $1,243,133,944)		1,220,078,164
Other assets and liabilities (net)—(13.4)%		(143,815,686)

Net Assets—100.0%		$1,076,262,478

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2020, the market value of restricted securities was $414,948, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $29,223,053 and the collateral received consisted of cash in the amount of $30,215,122 and non-cash collateral with a value of $337,614. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2020, these securities represent less than 0.05% of net assets.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	Interest only security.
(g)	Principal only security.
(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(i)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2020, the market value of securities pledged was $3,175,345.
(j)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2020, the market value of securities pledged was $4,135,664.
(k)	All or a portion of the security was pledged as collateral against open OTC swap contracts. As of March 31, 2020, the market value of securities pledged was $3,472,862.
(l)	Principal amount of security is adjusted for inflation.
(m)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(n)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(o)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(p)	This loan will settle after March 31, 2020, at which time the interest rate will be determined.
(q)	The rate shown represents current yield to maturity.
(r)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.

BHFTII-128

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

(s)	The rate shown represents the annualized seven-day yield as of March 31, 2020.
(t)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020, the market value of 144A securities was $124,944,107, which is 11.6% of net assets.

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
J. Crew Group, Inc., 4.777%, 03/05/21	02/28/14	USD	301,226	$301,026	$185,374
Massachusetts Mutual Life Insurance Co., 3.729%, 10/15/70	02/04/14 - 10/08/19	USD	83,000	79,627	76,946
YPF S.A., 16.500%, 05/09/22	05/04/17	ARS	19,392,845	1,264,168	152,628

					$414,948

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Ginnie Mae II 30 Yr. Pool	3.000%	TBA	$(2,175,000)	$(2,281,775)	$(2,300,648)
Uniform Mortgage-Backed Securities	3.000%	TBA	(6,060,000)	(6,269,605)	(6,354,715)
Uniform Mortgage-Backed Securities	4.500%	TBA	(1,300,000)	(1,353,473)	(1,359,414)
Uniform Mortgage-Backed Securities	5.000%	TBA	(4,826,000)	(5,154,400)	(5,205,992)

Totals				$(15,059,253)	$(15,220,769)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	50,000	BNP	04/15/20	USD	35,215	$320
CAD	200,000	BNP	04/20/20	USD	140,872	1,277
CAD	40,000	BNP	04/30/20	USD	28,177	257
CAD	4,928,000	DBAG	05/29/20	USD	3,467,924	35,744
CAD	140,000	SSBT	07/02/20	USD	98,681	887
CAD	110,000	DBAG	07/07/20	USD	77,431	802
CAD	55,000	SSBT	07/10/20	USD	38,770	347
CAD	100,000	SSBT	09/08/20	USD	70,508	628
EUR	45,000	GSI	04/30/20	USD	49,832	(149)
EUR	170,000	JPMC	05/14/20	USD	186,640	1,157
EUR	299,000	GSI	06/17/20	USD	331,702	(977)
EUR	153,000	JPMC	06/17/20	USD	165,069	4,165
EUR	170,000	JPMC	06/17/20	USD	189,703	(1,665)
EUR	210,000	JPMC	06/17/20	USD	229,255	3,027
EUR	213,000	JPMC	06/17/20	USD	236,901	(1,301)
EUR	295,000	JPMC	06/17/20	USD	322,404	3,897
EUR	226,000	MSIP	06/17/20	USD	246,027	3,952
EUR	70,000	JPMC	07/14/20	USD	77,024	472
EUR	20,000	NWM	11/27/20	USD	22,090	142
GBP	134,000	JPMC	06/17/20	USD	158,101	8,562
JPY	210,650,000	HSBC	05/11/20	USD	1,908,188	54,389
JPY	252,700,000	HSBC	05/18/20	USD	2,289,988	65,010
JPY	176,650,000	HSBC	06/01/20	USD	1,602,204	44,968
JPY	154,950,000	HSBC	06/08/20	USD	1,405,487	39,740

Contracts to Deliver
AUD	5,213,000	NWM	05/29/20	USD	3,442,796	235,662
CAD	150,000	HSBC	04/09/20	USD	113,484	6,888
CAD	50,000	MSIP	04/15/20	USD	38,312	2,777
CAD	200,000	SSBT	04/20/20	USD	150,441	8,292
CAD	40,000	BNP	04/30/20	USD	30,228	1,794

BHFTII-129

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	235,000	DBAG	05/22/20	USD	177,823	$10,752
CAD	315,000	GSI	05/22/20	USD	237,000	13,054
CAD	250,000	MSIP	05/22/20	USD	190,495	12,760
CAD	185,000	NWM	05/22/20	USD	139,949	8,425
CAD	4,834,000	HSBC	05/29/20	USD	3,640,847	204,011
CAD	210,000	HSBC	06/01/20	USD	157,915	8,608
CAD	140,000	MSIP	07/02/20	USD	107,279	7,711
CAD	110,000	MSIP	07/07/20	USD	82,941	4,707
CAD	55,000	MSIP	07/10/20	USD	42,116	2,999
CAD	100,000	CBNA	08/14/20	USD	76,092	4,962
CAD	480,000	MSIP	08/14/20	USD	361,919	20,493
CAD	100,000	SCB	09/08/20	USD	75,891	4,755
CAD	275,000	MSIP	09/18/20	USD	209,154	13,522
CAD	550,000	HSBC	11/25/20	USD	416,052	24,710
CAD	150,000	HSBC	11/25/20	USD	112,662	5,932
EUR	362,483	MSIP	04/30/20	USD	389,986	(10,223)
EUR	170,000	JPMC	05/14/20	USD	190,540	2,743
EUR	3,227,000	DBAG	06/17/20	USD	3,613,756	44,358
EUR	70,000	CBNA	07/14/20	USD	78,428	932
EUR	20,000	MSIP	11/27/20	USD	22,384	152
GBP	413,000	BOM	06/17/20	USD	518,040	4,369
JPY	158,400,000	JPMC	04/06/20	USD	1,467,067	(6,248)
JPY	8,050,000	JPMC	04/13/20	USD	73,860	(1,037)
JPY	79,100,000	JPMC	04/27/20	USD	726,102	(10,363)
JPY	210,650,000	MSIP	05/11/20	USD	1,926,517	(36,060)
JPY	252,700,000	MSIP	05/18/20	USD	2,312,709	(42,289)
JPY	155,050,000	MSIP	05/26/20	USD	1,391,089	(54,331)
JPY	176,650,000	JPMC	06/01/20	USD	1,625,529	(21,643)
JPY	154,950,000	JPMC	06/08/20	USD	1,469,608	24,381
JPY	14,450,000	BNP	06/15/20	USD	138,246	3,433
MXN	10,375,000	GSI	06/10/21	USD	511,184	99,296
NZD	3,828,000	MSIP	04/30/20	USD	2,504,224	220,575

Net Unrealized Appreciation						$1,086,510

Securities in the amount of $48,335 have been received and held as collateral for forward foreign currency exchange contracts.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 Year Futures	06/19/20	12	USD	1,664,250	$15,978
U.S. Treasury Note 2 Year Futures	06/30/20	256	USD	56,418,000	203,141
U.S. Treasury Note 5 Year Futures	06/30/20	179	USD	22,439,328	439,983
U.S. Treasury Note Ultra 10 Year Futures	06/19/20	8	USD	1,248,250	18,157
U.S. Treasury Ultra Long Bond Futures	06/19/20	125	USD	27,734,375	409,530

Futures Contracts—Short
Euro-Buxl 30 Year Bond Futures	06/08/20	(2)	EUR	(419,800)	18,659
U.S. Treasury Long Bond Futures	06/19/20	(7)	USD	(1,253,438)	(12,482)

Net Unrealized Appreciation					$1,092,966

BHFTII-130

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Purchased Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 30 Year IRS	2.450%	DBAG	3M LIBOR	Pay	08/02/27	239,000	USD	239,000	$—	$100,229	$100,229
Call - OTC - 30 Year IRS	1.850%	DBAG	3M LIBOR	Pay	09/20/29	245,000	USD	245,000	40,058	80,197	40,139
Put - OTC - 10 Year IRS	1.700%	BOA	3M LIBOR	Receive	11/23/20	2,770,000	USD	2,770,000	69,388	7,645	(61,743)
Put - OTC - 30 Year IRS	2.450%	DBAG	3M LIBOR	Receive	08/02/27	239,000	USD	239,000	33,752	12,475	(21,277)
Put - OTC - 30 Year IRS	1.850%	DBAG	3M LIBOR	Receive	09/20/29	245,000	USD	245,000	40,058	21,644	(18,414)

Totals									$183,256	$222,190	$38,934

Written Options

Credit Default Swaptions	Strike Spread	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call OTC - 5 Year CDS	0.650%	MSIP	CDX.NA.IG.S33.V1	Buy	04/15/20	(18,470,000)	USD	(18,470,000)	$(46,637)	$(2,526)	$44,111
Call OTC - 5 Year CDS	1.025%	MSIP	CDX.NA.IG.S33.V1	Buy	04/15/20	(18,470,000)	USD	(18,470,000)	(114,514)	(91,586)	22,928
Put OTC - 5 Year CDS	0.650%	MSIP	CDX.NA.IG.S33.V1	Sell	04/15/20	(18,470,000)	USD	(18,470,000)	(140,372)	(145,407)	(5,035)
Put OTC - 5 Year CDS	1.025%	MSIP	CDX.NA.IG.S33.V1	Sell	04/15/20	(18,470,000)	USD	(18,470,000)	(70,186)	(359,339)	(289,153)

Totals									$(371,709)	$(598,858)	$(227,149)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	Quarterly	0.482%	Semi-Annually	04/01/25	USD	985,000	$(1,734)	$—	$(1,734)
Pay	3M LIBOR	Quarterly	0.719%	Semi-Annually	03/29/60	USD	342,000	(16,670)	—	(16,670)
Pay	3M LIBOR	Quarterly	0.858%	Semi-Annually	03/30/50	USD	40,000	(434)	—	(434)
Receive	12M FEDRC	Annually	1.625%	Annually	11/14/26	USD	2,610,000	(229,969)	—	(229,969)
Receive	3M LIBOR	Semi-Annually	0.767%	Quarterly	03/13/50	USD	182,000	6,212	—	6,212
Receive	3M LIBOR	Semi-Annually	0.811%	Quarterly	03/31/50	USD	67,000	1,597	—	1,597
Receive	3M LIBOR	Semi-Annually	0.836%	Quarterly	03/20/30	USD	2,545,000	(30,715)	—	(30,715)
Receive	3M LIBOR	Semi-Annually	0.900%	Quarterly	03/24/50	USD	40,000	(46)	—	(46)
Receive	3M LIBOR	Semi-Annually	0.907%	Quarterly	03/24/50	USD	51,000	(164)	—	(164)
Receive	3M LIBOR	Semi-Annually	0.959%	Quarterly	03/24/50	USD	55,000	(964)	—	(964)
Receive	3M LIBOR	Semi-Annually	1.716%	Quarterly	10/29/29	USD	830,000	(78,919)	—	(78,919)
Receive	3M LIBOR	Semi-Annually	1.721%	Quarterly	10/29/29	USD	1,610,000	(153,843)	—	(153,843)
Receive	3M LIBOR	Semi-Annually	1.727%	Quarterly	10/29/29	USD	2,675,000	(257,122)	—	(257,122)
Receive	3M LIBOR	Semi-Annually	1.766%	Quarterly	10/30/29	USD	1,210,000	(120,781)	—	(120,781)
Receive	3M LIBOR	Semi-Annually	1.769%	Quarterly	10/30/29	USD	1,340,000	(134,200)	—	(134,200)
Receive	3M LIBOR	Semi-Annually	2.000%	Quarterly	03/21/23	USD	2,825,000	(131,538)	14,481	(146,019)
Receive	3M LIBOR	Semi-Annually	2.358%	Quarterly	04/09/24	USD	8,625,000	(650,474)	—	(650,474)
Receive	3M LIBOR	Semi-Annually	2.359%	Quarterly	04/09/24	USD	6,055,000	(456,895)	—	(456,895)
Receive	3M LIBOR	Semi-Annually	2.360%	Quarterly	04/09/24	USD	6,470,000	(488,469)	—	(488,469)
Receive	3M LIBOR	Semi-Annually	2.363%	Quarterly	04/09/24	USD	6,295,000	(475,887)	—	(475,887)
Receive	3M LIBOR	Semi-Annually	2.386%	Quarterly	05/31/49	USD	84,000	(33,460)	—	(33,460)
Receive	3M LIBOR	Semi-Annually	2.750%	Quarterly	12/20/47	USD	3,955,000	(1,880,061)	(89,207)	(1,790,854)
Receive	3M LIBOR	Semi-Annually	2.884%	Quarterly	12/31/48	USD	283,000	(148,696)	—	(148,696)

Totals								$(5,283,232)	$(74,726)	$(5,208,506)

BHFTII-131

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(b)	Notional Amount(c)		Market Value	Upfront Premiums Received	Unrealized Appreciation
CDX.NA.IG.33.V1	(1.000%)	Quarterly	12/20/24	1.077%	USD	18,470,000	$64,147	$(70,679)	$134,826

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.33.V3	5.000%	Quarterly	12/20/24	6.667%	USD	225,400	$(14,283)	$14,225	$(28,508)
CDX.EM.33.V1	1.000%	Quarterly	06/20/25	3.511%	USD	5,925,000	(688,515)	(708,398)	19,883
CDX.NA.IG.33.V1	1.000%	Quarterly	12/20/24	1.077%	USD	4,745,000	(16,479)	114,604	(131,083)

Totals							$(719,277)	$(579,569)	$(139,708)

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.PEN.AAA.06-2	(0.110%)	Monthly	05/25/46	JPMC	37.743%	USD	131,462	$11,832	$18,124	$(6,292)
PRIMEX.ARM.2 (e)	(4.580%)	Monthly	12/25/37	MSIP	0.000%	USD	218,843	—	(462)	462

Totals								$11,832	$17,662	$(5,830)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation
ABX.HE.PEN.AAA.06-2	0.110%	Monthly	05/25/46	BBP	37.743%	USD	131,462	$(11,832)	$(3,556)	$(8,276)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CSI	11.256%	USD	270,000	(105,453)	(53,314)	(52,139)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CSI	11.256%	USD	465,000	(181,613)	(86,601)	(95,012)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CSI	11.256%	USD	465,000	(181,613)	(86,601)	(95,012)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CSI	11.256%	USD	645,000	(251,915)	(135,820)	(116,095)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	GSI	11.256%	USD	530,000	(207,000)	(58,813)	(148,187)
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	CSI	21.479%	USD	550,000	(261,702)	(156,166)	(105,536)
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	GSI	21.479%	USD	241,000	(114,673)	(59,417)	(55,256)
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	GSI	21.479%	USD	580,000	(275,977)	(181,510)	(94,467)
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	MSIP	21.479%	USD	1,289,000	(613,335)	(365,997)	(247,338)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CSI	13.747%	USD	185,000	(40,932)	(26,509)	(14,423)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	DBAG	13.747%	USD	170,000	(37,614)	(25,789)	(11,825)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	GSI	13.747%	USD	660,000	(146,029)	(74,951)	(71,078)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	MSIP	13.747%	USD	90,000	(19,913)	(8,031)	(11,882)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	MSIP	13.747%	USD	830,000	(183,643)	(124,759)	(58,884)
PRIMEX.ARM.2 (e)	4.580%	Monthly	12/25/37	JPMC	0.000%	USD	218,843	—	6,412	(6,412)

Totals								$(2,633,244)	$(1,441,422)	$(1,191,822)

BHFTII-132

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(e)	Significant unobservable inputs were used in the valuation of this position; i.e. Level 3.

Glossary of Abbreviations

Counterparties

(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(BOM)—	Bank of Montreal
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(HSBC)—	HSBC Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(NWM)—	NatWest Markets plc
(SCB)—	Standard Chartered Bank
(SSBT)—	State Street Bank and Trust

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EGP)—	Egyptian Pound
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NZD)—	New Zealand Dollar
(USD)—	United States Dollar

Index Abbreviations

(ABX.HE.PEN.AAA)—	Markit Asset-Backed Home Equity Penultimate AAA Rated Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CMBX.NA.BB)—	Markit North America BB Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(EURIBOR)—	Euro InterBank Offered Rate
(FEDEFF PRV)—	Effective Federal Funds Rate
(FEDRC)—	U.S. Federal Funds Rate Compounded
(GUKG)—	U.K. Government Bonds Generic Bid Yield
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(OBFR)—	U.S. Overnight Bank Funding Rate
(PRIMEX.ARM)—	Markit PrimeX Adjustable Rate Mortgage Index
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(CMS)—	Constant Maturity Swap
(ICE)—	Intercontinental Exchange, Inc.
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTII-133

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$21,871,330	$—	$—	$21,871,330
Air Freight & Logistics	1,961,866	—	—	1,961,866
Airlines	803,653	—	—	803,653
Banks	12,512,751	—	—	12,512,751
Beverages	12,302,606	—	—	12,302,606
Biotechnology	11,700,640	—	—	11,700,640
Building Products	2,287,908	—	—	2,287,908
Capital Markets	25,823,966	—	—	25,823,966
Chemicals	13,702,359	—	—	13,702,359
Communications Equipment	3,393,148	—	—	3,393,148
Construction & Engineering	766,909	—	—	766,909
Consumer Finance	3,136,052	—	—	3,136,052
Containers & Packaging	4,484,611	—	—	4,484,611
Diversified Consumer Services	220,629	—	—	220,629
Diversified Financial Services	4,721,546	—	—	4,721,546
Electric Utilities	18,025,261	—	—	18,025,261
Electrical Equipment	1,310,866	—	—	1,310,866
Electronic Equipment, Instruments & Components	940,395	—	—	940,395
Energy Equipment & Services	1,114,611	—	—	1,114,611
Entertainment	25,084,947	—	—	25,084,947
Equity Real Estate Investment Trusts	24,607,668	—	—	24,607,668
Food & Staples Retailing	1,790,840	—	—	1,790,840
Food Products	9,115,812	—	—	9,115,812
Gas Utilities	502,223	—	—	502,223
Health Care Equipment & Supplies	24,439,768	—	—	24,439,768
Health Care Providers & Services	17,348,237	—	—	17,348,237
Hotels, Restaurants & Leisure	18,945,179	—	—	18,945,179
Household Products	15,383,170	—	—	15,383,170
Industrial Conglomerates	1,473,746	—	—	1,473,746
Insurance	21,600,891	—	—	21,600,891
Interactive Media & Services	37,413,567	—	—	37,413,567
Internet & Direct Marketing Retail	36,303,335	—	—	36,303,335
IT Services	29,711,150	—	—	29,711,150
Life Sciences Tools & Services	8,369,344	—	—	8,369,344
Machinery	11,973,016	—	—	11,973,016
Media	15,652,207	—	—	15,652,207
Multi-Utilities	8,654,588	—	—	8,654,588
Oil, Gas & Consumable Fuels	17,018,445	—	0	17,018,445
Pharmaceuticals	34,007,891	—	—	34,007,891
Professional Services	4,738,420	—	—	4,738,420
Road & Rail	7,882,506	—	—	7,882,506

BHFTII-134

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Semiconductors & Semiconductor Equipment	$28,357,190	$—	$—	$28,357,190
Software	55,008,171	—	—	55,008,171
Specialty Retail	9,917,324	—	—	9,917,324
Technology Hardware, Storage & Peripherals	26,197,973	—	—	26,197,973
Textiles, Apparel & Luxury Goods	7,580,258	—	—	7,580,258
Trading Companies & Distributors	709,873	—	—	709,873
Total Common Stocks	640,868,846	—	0	640,868,846
Total U.S. Treasury & Government Agencies*	—	231,782,328	—	231,782,328
Corporate Bonds & Notes
Advertising	—	32,808	—	32,808
Aerospace/Defense	—	2,008,216	—	2,008,216
Agriculture	—	3,175,180	—	3,175,180
Apparel	—	156,003	—	156,003
Auto Manufacturers	—	1,077,984	—	1,077,984
Auto Parts & Equipment	—	55,350	—	55,350
Banks	—	37,880,116	0	37,880,116
Beverages	—	4,573,048	—	4,573,048
Biotechnology	—	1,233,164	—	1,233,164
Building Materials	—	549,144	—	549,144
Chemicals	—	2,207,240	—	2,207,240
Commercial Services	—	3,171,676	—	3,171,676
Computers	—	3,681,371	—	3,681,371
Distribution/Wholesale	—	48,606	—	48,606
Diversified Financial Services	—	3,188,755	—	3,188,755
Electric	—	10,638,291	—	10,638,291
Electronics	—	113,700	—	113,700
Engineering & Construction	—	869,753	—	869,753
Entertainment	—	156,700	—	156,700
Environmental Control	—	1,674,753	—	1,674,753
Food	—	1,946,766	—	1,946,766
Food Service	—	186,124	—	186,124
Forest Products & Paper	—	836,000	—	836,000
Gas	—	552,519	—	552,519
Healthcare-Products	—	866,046	—	866,046
Healthcare-Services	—	3,287,627	—	3,287,627
Home Builders	—	1,382,162	—	1,382,162
Insurance	—	3,320,690	—	3,320,690
Internet	—	3,508,508	—	3,508,508
Iron/Steel	—	317,932	—	317,932
Lodging	—	1,068,933	—	1,068,933
Machinery-Construction & Mining	—	28,800	—	28,800
Machinery-Diversified	—	2,077,981	—	2,077,981
Media	—	8,089,001	—	8,089,001
Mining	—	976,547	—	976,547
Miscellaneous Manufacturing	—	297,668	—	297,668
Multi-National	—	4,873,896	—	4,873,896
Office/Business Equipment	—	60,300	—	60,300
Oil & Gas	—	3,596,933	—	3,596,933
Oil & Gas Services	—	175,500	—	175,500
Packaging & Containers	—	1,289,387	—	1,289,387
Pharmaceuticals	—	8,633,757	—	8,633,757
Pipelines	—	3,317,758	—	3,317,758
Real Estate Investment Trusts	—	2,443,986	—	2,443,986
Retail	—	2,860,207	—	2,860,207
Semiconductors	—	4,244,511	—	4,244,511
Software	—	4,496,671	—	4,496,671
Telecommunications	—	12,265,007	—	12,265,007
Transportation	—	1,919,119	—	1,919,119

BHFTII-135

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Trucking & Leasing	$—	$27,488	$—	$27,488
Water	—	226,258	—	226,258
Total Corporate Bonds & Notes	—	155,665,940	0	155,665,940
Total Mortgage-Backed Securities*	—	65,613,350	—	65,613,350
Total Asset-Backed Securities*	—	48,626,959	—	48,626,959
Floating Rate Loans
Advertising	—	230,006	—	230,006
Aerospace/Defense	—	138,373	—	138,373
Airlines	—	77,140	—	77,140
Auto Manufacturers	—	86,077	—	86,077
Auto Parts & Equipment	—	339,476	—	339,476
Building Materials	—	194,447	—	194,447
Commercial Services	—	1,374,866	—	1,374,866
Computers	—	183,462	—	183,462
Cosmetics/Personal Care	—	329,545	—	329,545
Distribution/Wholesale	—	61,812	—	61,812
Diversified Financial Services	—	439,895	—	439,895
Electronics	—	85,419	—	85,419
Engineering & Construction	—	119,131	—	119,131
Entertainment	—	579,165	—	579,165
Food	—	312,123	—	312,123
Food Service	—	93,500	—	93,500
Gas	—	128,777	—	128,777
Healthcare-Products	—	73,228	—	73,228
Healthcare-Services	—	232,813	—	232,813
Insurance	—	649,037	—	649,037
Lodging	—	159,324	—	159,324
Machinery	—	69,169	—	69,169
Machinery-Construction & Mining	—	94,183	—	94,183
Machinery-Diversified	—	165,286	—	165,286
Media	—	638,074	—	638,074
Miscellaneous Manufacturing	—	87,214	—	87,214
Oil & Gas	—	146,724	0	146,724
Packaging & Containers	—	504,950	—	504,950
Pharmaceuticals	—	404,732	—	404,732
Real Estate Investment Trusts	—	180,633	—	180,633
Retail	—	332,370	185,374	517,744
Semiconductors	—	54,519	—	54,519
Software	—	824,939	—	824,939
Telecommunications	—	606,028	—	606,028
Transportation	—	71,252	—	71,252
Total Floating Rate Loans	—	10,067,689	185,374	10,253,063
Total Foreign Government*	—	7,462,400	—	7,462,400
Total Municipals*	—	4,827,201	—	4,827,201
Total Short-Term Investments*	—	24,554,852	—	24,554,852
Securities Lending Reinvestments
Certificates of Deposit	—	3,983,377	—	3,983,377
Commercial Paper	—	997,837	—	997,837
Repurchase Agreements	—	16,219,821	—	16,219,821
Mutual Funds	9,000,000	—	—	9,000,000
Total Securities Lending Reinvestments	9,000,000	21,201,035	—	30,201,035
Total Purchased Options at Value	$—	$222,190	$—	$222,190
Total Investments	$649,868,846	$570,023,944	$185,374	$1,220,078,164

Collateral for Securities Loaned (Liability)	$—	$(30,215,122)	$—	$(30,215,122)
TBA Forward Sales Commitments	$—	$(15,220,769)	$—	$(15,220,769)

BHFTII-136

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,272,796	$—	$1,272,796
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(186,286)	—	(186,286)
Total Forward Contracts	$—	$1,086,510	$—	$1,086,510
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,105,448	$—	$—	$1,105,448
Futures Contracts (Unrealized Depreciation)	(12,482)	—	—	(12,482)
Total Futures Contracts	$1,092,966	$—	$—	$1,092,966
Total Written Options at Value	$—	$(598,858)	$—	$(598,858)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$162,518	$—	$162,518
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(5,375,906)	—	(5,375,906)
Total Centrally Cleared Swap Contracts	$—	$(5,213,388)	$—	$(5,213,388)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$11,832	$0	$11,832
OTC Swap Contracts at Value (Liabilities)	—	(2,633,244)	—	(2,633,244)
Total OTC Swap Contracts	$—	$(2,621,412)	$0	$(2,621,412)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2020 is not presented.

BHFTII-137

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—97.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—7.9%
General Dynamics Corp.	567,760	$75,120,326
Lockheed Martin Corp. (a)	179,396	60,806,274
Northrop Grumman Corp. (a)	184,845	55,924,855
United Technologies Corp.	514,428	48,525,993

		240,377,448

Air Freight & Logistics—2.0%
United Parcel Service, Inc. - Class B	662,095	61,852,915

Banks—1.8%
PNC Financial Services Group, Inc. (The) (a)	560,872	53,686,668

Beverages—8.3%
Coca-Cola Co. (The)	2,413,093	106,779,365
Diageo plc	2,127,967	68,155,969
PepsiCo, Inc.	660,298	79,301,790

		254,237,124

Biotechnology—1.7%
Amgen, Inc.	261,157	52,944,359

Capital Markets—1.7%
BlackRock, Inc.	118,734	52,239,398

Chemicals—4.4%
Ecolab, Inc.	405,025	63,115,046
Linde plc	415,392	71,862,816

		134,977,862

Consumer Finance—2.9%
American Express Co. (a)	1,030,743	88,241,908

Equity Real Estate Investment Trusts—4.4%
American Tower Corp.	302,509	65,871,335
Public Storage	348,386	69,192,943

		135,064,278

Food & Staples Retailing—1.6%
Costco Wholesale Corp.	173,883	49,579,260

Health Care Equipment & Supplies—7.9%
Baxter International, Inc.	849,416	68,964,085
Danaher Corp. (a)	491,622	68,045,401
Medtronic plc	1,176,765	106,120,668

		243,130,154

Health Care Providers & Services—3.9%
UnitedHealth Group, Inc.	478,830	119,410,625

Hotels, Restaurants & Leisure—3.6%
McDonald’s Corp. (a)	670,838	110,923,063

Household Products—5.8%
Colgate-Palmolive Co.	1,408,074	93,439,791

Household Products—(Continued)
Procter & Gamble Co. (The)	750,183	82,520,130

		175,959,921

Industrial Conglomerates—3.2%
3M Co. (a)	298,993	40,815,535
Honeywell International, Inc. (a)	425,203	56,887,909

		97,703,444

Insurance—4.9%
Chubb, Ltd.	701,089	78,304,631
Marsh & McLennan Cos., Inc.	814,329	70,406,885

		148,711,516

IT Services—5.5%
Accenture plc - Class A (a)	359,373	58,671,236
Automatic Data Processing, Inc. (a)	319,555	43,676,777
Visa, Inc. - Class A (a)	410,672	66,167,473

		168,515,486

Machinery—1.6%
Deere & Co.	346,007	47,804,327

Pharmaceuticals—6.5%
Johnson & Johnson (a)	838,804	109,992,368
Merck & Co., Inc.	1,163,200	89,496,608

		199,488,976

Road & Rail—5.1%
Canadian National Railway Co.	926,833	72,464,602
Union Pacific Corp.	601,772	84,873,923

		157,338,525

Software—3.2%
Microsoft Corp. (a)	622,539	98,180,626

Specialty Retail—5.0%
Home Depot, Inc. (The)	314,694	58,756,517
TJX Cos., Inc. (The)	1,973,318	94,344,333

		153,100,850

Textiles, Apparel & Luxury Goods—4.1%
NIKE, Inc. - Class B	1,134,651	93,881,024
VF Corp.	576,465	31,175,227

		125,056,251

Total Common Stocks (Cost $2,633,569,010)		2,968,524,984

Escrow Shares—0.0%

Forest Products & Paper—0.0%
Sino-Forest Corp. (b) (c) (Cost $0)	5,844,000	0

BHFTII-138

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Short-Term Investment—3.2%

Security Description	Principal Amount*	Value

Repurchase Agreement—3.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $98,214,913; collateralized by U.S. Treasury Note at 1.750%, maturing 06/15/22, with a market value of $100,182,393.	98,214,912	$98,214,912

Total Short-Term Investments (Cost $98,214,912)		98,214,912

Securities Lending Reinvestments (d)—6.2%

Certificates of Deposit—3.8%
Bank of Montreal 0.990%, 06/08/20	2,000,000	1,999,080
Bank of Montreal (Chicago) 0.907%, 1M LIBOR + 0.110%, 11/13/20 (e)	5,000,000	4,986,750
Bank of Nova Scotia 1.225%, 1M LIBOR + 0.220%, 01/08/21 (e)	3,000,000	2,993,100
1.820%, 10/06/20	2,007,794	2,005,260
Barclays Bank plc 1.730%, 05/08/20	4,000,000	4,002,400
BNP Paribas S.A. New York 0.845%, 1M LIBOR + 0.120%, 02/11/21 (e)	3,000,000	2,979,810
0.921%, 1M LIBOR + 0.110%, 02/12/21 (e)	3,000,000	2,954,838
Chiba Bank, Ltd. 1.150%, 04/28/20	1,000,000	999,780
1.150%, 05/06/20	2,000,000	1,999,280
China Construction Bank Corp. 1.930%, 05/11/20	2,000,000	2,000,900
Commonwealth Bank of Australia 0.975%, 1M LIBOR + 0.175%, 04/16/20 (e)	4,000,000	3,996,760
Credit Agricole S.A. 1.500%, 06/12/20	5,000,000	5,005,000
Credit Suisse AG 0.470%, SOFR + 0.460%, 11/03/20 (e)	5,000,000	4,972,850
DZ Bank AG
Zero Coupon, 06/05/20	1,988,726	1,996,020
Goldman Sachs Bank USA 0.210%, SOFR + 0.200%, 02/22/21 (e)	5,000,000	4,965,200
0.220%, SOFR + 0.210%, 02/22/21 (e)	5,000,000	4,965,650
Industrial & Commercial Bank of China Corp. 1.910%, 04/21/20	2,000,000	2,000,860
KBC Bank NV 1.800%, 04/14/20	5,009,114	5,001,700
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 06/09/20	1,994,749	1,995,760
Mizuho Bank, Ltd.
Zero Coupon, 04/14/20	2,985,661	2,999,130
National Australia Bank, Ltd. 1.790%, 07/14/20	3,000,000	3,008,040
Natixis S.A. (New York) 0.950%, 09/09/20	1,000,000	999,770
NatWest Bank plc 1.860%, 04/14/20	4,000,000	4,001,080
Norinchukin Bank 1.850%, 04/07/20	1,000,025	1,000,300

Certificates of Deposit—(Continued)
Rabobank International London 1.073%, 1M LIBOR + 0.210%, 01/08/21 (e)	1,500,000	1,500,000
Royal Bank of Canada New York 0.270%, FEDEFF PRV + 0.180%, 02/12/21 (e)	5,000,000	4,943,650
0.300%, SOFR + 0.290%, 07/16/20 (e)	5,000,000	4,984,150
Standard Chartered Bank 0.250%, FEDEFF PRV + 0.160%, 08/07/20 (e)	5,000,000	4,977,700
Sumitomo Mitsui Banking Corp. 1.735%, 1M LIBOR + 0.220%, 08/03/20 (e)	1,000,140	999,640
1.739%, 05/26/20	1,000,694	999,350
1.930%, 04/21/20	2,015,644	2,001,260
1.950%, 04/22/20	2,000,000	2,001,300
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 08/18/20	1,982,958	1,990,380
1.970%, 04/17/20	500,000	500,295
Svenska Handelsbanken AB 1.144%, 1M LIBOR + 0.220%, 07/22/20 (e)	5,000,000	4,998,700
Toronto-Dominion Bank 0.440%, FEDEFF PRV + 0.350%, 07/31/20 (e)	1,000,000	996,080
1.777%, 3M LIBOR + 0.070%, 02/16/21 (e)	6,000,000	6,000,000
UBS AG 1.394%, 3M LIBOR + 0.080%, 12/04/20 (e)	5,000,000	4,974,250

		115,696,073

Commercial Paper—0.6%
Banco Santander S.A. (Chile) 1.300%, 05/28/20	996,931	997,460
Bank of China, Ltd. 1.830%, 05/21/20	4,977,125	4,987,400
China Construction Bank Corp. 1.900%, 05/04/20	1,990,606	1,997,140
LMA S.A. & LMA Americas 0.950%, 10/06/20	1,988,706	1,983,200
Santander UK plc 1.825%, 04/07/20	1,990,774	1,999,760
Svenska Handelsbanken AB 0.963%, 1M LIBOR + 0.100%, 11/10/20 (e)	2,000,000	1,996,400
Versailles LLC 1.500%, 05/22/20	1,993,000	1,995,520
Westpac Banking Corp. 1.091%, 1M LIBOR + 0.150%, 05/29/20 (e)	3,999,878	4,000,560

		19,957,440

Repurchase Agreements—0.7%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.010%, due on 04/01/20 with a maturity value of $4,007,529; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $4,087,679.	4,007,528	4,007,528

BHFTII-139

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $15,006,271; collateralized by U.S. Treasury Obligations with rates ranging from 0.118% - 2.875%, maturity dates ranging from 04/30/20 - 07/15/26, and various Common Stock with an aggregate market value of $15,641,748.	15,000,000	$15,000,000
Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $1,500,627; collateralized by various Common Stock with an aggregate market value of $1,650,000.	1,500,000	1,500,000

		20,507,528

Mutual Funds—1.1%
Fidelity Government Portfolio, Institutional Class 0.340% (f)	10,000,000	10,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.250% (f)	10,000,000	10,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.430% (f)	3,000,000	3,000,000
Wells Fargo Government Money Market Fund, Select Class 0.350% (f)	10,000,000	10,000,000

		33,000,000

Total Securities Lending Reinvestments (Cost $189,450,593)		189,161,041

Total Investments—106.4% (Cost $2,921,234,515)		3,255,900,937
Other assets and liabilities (net)—(6.4)%		(194,458,809)

Net Assets—100.0%		$3,061,442,128

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $180,678,539 and the collateral received consisted of cash in the amount of $189,181,556. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2020.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTII-140

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$240,377,448	$—	$—	$240,377,448
Air Freight & Logistics	61,852,915	—	—	61,852,915
Banks	53,686,668	—	—	53,686,668
Beverages	186,081,155	68,155,969	—	254,237,124
Biotechnology	52,944,359	—	—	52,944,359
Capital Markets	52,239,398	—	—	52,239,398
Chemicals	134,977,862	—	—	134,977,862
Consumer Finance	88,241,908	—	—	88,241,908
Equity Real Estate Investment Trusts	135,064,278	—	—	135,064,278
Food & Staples Retailing	49,579,260	—	—	49,579,260
Health Care Equipment & Supplies	243,130,154	—	—	243,130,154
Health Care Providers & Services	119,410,625	—	—	119,410,625
Hotels, Restaurants & Leisure	110,923,063	—	—	110,923,063
Household Products	175,959,921	—	—	175,959,921
Industrial Conglomerates	97,703,444	—	—	97,703,444
Insurance	148,711,516	—	—	148,711,516
IT Services	168,515,486	—	—	168,515,486
Machinery	47,804,327	—	—	47,804,327
Pharmaceuticals	199,488,976	—	—	199,488,976
Road & Rail	157,338,525	—	—	157,338,525
Software	98,180,626	—	—	98,180,626
Specialty Retail	153,100,850	—	—	153,100,850
Textiles, Apparel & Luxury Goods	125,056,251	—	—	125,056,251
Total Common Stocks	2,900,369,015	68,155,969	—	2,968,524,984
Total Escrow Shares*	—	—	0	0
Total Short-Term Investment*	—	98,214,912	—	98,214,912
Securities Lending Reinvestments
Certificates of Deposit	—	115,696,073	—	115,696,073
Commercial Paper	—	19,957,440	—	19,957,440
Repurchase Agreements	—	20,507,528	—	20,507,528
Mutual Funds	33,000,000	—	—	33,000,000
Total Securities Lending Reinvestments	33,000,000	156,161,041	—	189,161,041
Total Investments	$2,933,369,015	$322,531,922	$0	$3,255,900,937

Collateral for Securities Loaned (Liability)	$—	$(189,181,556)	$—	$(189,181,556)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2020 is not presented.

BHFTII-141

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.7%
BWX Technologies, Inc. (a)	214,218	$10,434,559
L3Harris Technologies, Inc.	132,036	23,782,324

		34,216,883

Banks—1.0%
Pinnacle Financial Partners, Inc. (a)	80,561	3,024,260
Texas Capital Bancshares, Inc. (b)	54,784	1,214,561
Webster Financial Corp.	236,849	5,423,842

		9,662,663

Biotechnology—5.0%
ACADIA Pharmaceuticals, Inc. (b)	99,478	4,202,945
BioMarin Pharmaceutical, Inc. (b)	126,199	10,663,815
Exact Sciences Corp. (a) (b)	93,118	5,400,844
Incyte Corp. (b)	139,751	10,233,966
Seattle Genetics, Inc. (a) (b)	133,186	15,367,001

		45,868,571

Building Products—1.0%
Masco Corp. (a)	123,371	4,264,936
Owens Corning	117,783	4,571,158

		8,836,094

Capital Markets—6.0%
KKR & Co., Inc. - Class A	723,408	16,978,386
LPL Financial Holdings, Inc.	86,294	4,696,982
Moody’s Corp.	80,943	17,119,444
MSCI, Inc.	13,449	3,886,223
Nasdaq, Inc.	128,148	12,167,653

		54,848,688

Chemicals—3.7%
FMC Corp.	255,472	20,869,508
Sherwin-Williams Co. (The)	28,865	13,264,045

		34,133,553

Commercial Services & Supplies—3.8%
Cintas Corp.	71,609	12,404,111
Stericycle, Inc. (a) (b)	173,347	8,421,197
Waste Connections, Inc.	186,050	14,418,875

		35,244,183

Construction & Engineering—1.7%
Jacobs Engineering Group, Inc.	84,287	6,681,430
Quanta Services, Inc.	285,193	9,049,174

		15,730,604

Construction Materials—1.2%
Vulcan Materials Co.	98,325	10,625,983

Containers & Packaging—2.0%
Ball Corp.	278,535	18,010,073

Diversified Consumer Services—0.7%
Bright Horizons Family Solutions, Inc. (b)	59,778	6,097,356

Electrical Equipment—1.3%
Rockwell Automation, Inc.	80,202	12,103,284

Electronic Equipment, Instruments & Components—1.1%
Amphenol Corp. - Class A	142,364	10,375,488

Entertainment—2.8%
Electronic Arts, Inc. (b)	126,734	12,694,945
Live Nation Entertainment, Inc. (a) (b)	277,102	12,597,057

		25,292,002

Equity Real Estate Investment Trusts—2.9%
Brixmor Property Group, Inc.	361,935	3,438,382
SBA Communications Corp.	86,504	23,353,485

		26,791,867

Health Care Equipment & Supplies—9.7%
Alcon, Inc. (a) (b)	125,655	6,385,787
Cooper Cos., Inc. (The)	35,542	9,797,863
DexCom, Inc. (b)	42,579	11,465,247
Edwards Lifesciences Corp. (b)	36,900	6,960,078
IDEXX Laboratories, Inc. (a) (b)	28,485	6,900,207
Insulet Corp. (a) (b)	61,784	10,236,373
ResMed, Inc.	72,783	10,720,208
STERIS plc	43,868	6,140,204
Teleflex, Inc.	56,158	16,446,432
Varian Medical Systems, Inc. (b)	38,273	3,929,106

		88,981,505

Health Care Providers & Services—1.2%
Humana, Inc.	22,320	7,008,926
Molina Healthcare, Inc. (b)	32,243	4,504,670

		11,513,596

Hotels, Restaurants & Leisure—2.7%
Domino’s Pizza, Inc.	27,904	9,042,849
Eldorado Resorts, Inc. (a) (b)	632,894	9,113,674
Yum! Brands, Inc.	99,140	6,794,064

		24,950,587

Industrial Conglomerates—0.6%
Roper Technologies, Inc. (a)	16,329	5,091,546

Insurance—2.9%
Aon plc	162,696	26,851,348

Interactive Media & Services—1.5%
Twitter, Inc. (b)	546,279	13,416,612

IT Services—11.0%
Booz Allen Hamilton Holding Corp.	160,587	11,022,692
Genpact, Ltd.	397,726	11,613,599
Global Payments, Inc.	184,242	26,573,223

BHFTII-142

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
KBR, Inc.	577,251	$11,937,551
Leidos Holdings, Inc.	164,971	15,119,592
MongoDB, Inc. (a) (b)	63,518	8,672,748
Square, Inc. - Class A (a) (b)	309,473	16,210,196

		101,149,601

Leisure Products—0.7%
Mattel, Inc. (a) (b)	749,021	6,598,875

Life Sciences Tools & Services—1.0%
Agilent Technologies, Inc.	70,756	5,067,545
Illumina, Inc. (b)	14,159	3,867,106

		8,934,651

Marine—0.6%
Kirby Corp. (a) (b)	135,280	5,880,622

Multiline Retail—3.1%
Dollar General Corp.	190,037	28,697,487

Professional Services—2.5%
IHS Markit, Ltd.	376,323	22,579,380

Road & Rail—1.4%
Knight-Swift Transportation Holdings, Inc. (a)	394,705	12,946,324

Semiconductors & Semiconductor Equipment—9.9%
Advanced Micro Devices, Inc. (b)	418,522	19,034,381
Cree, Inc. (a) (b)	134,617	4,773,519
KLA Corp.	43,163	6,204,250
Lam Research Corp.	86,491	20,757,840
Marvell Technology Group, Ltd. (a)	469,185	10,617,656
Microchip Technology, Inc. (a)	256,094	17,363,173
Monolithic Power Systems, Inc.	41,201	6,899,519
Xilinx, Inc.	70,290	5,478,403

		91,128,741

Software—6.8%
Atlassian Corp. plc - Class A (b)	40,072	5,500,283
Autodesk, Inc. (b)	61,804	9,647,604
Coupa Software, Inc. (a) (b)	54,441	7,607,041
Five9, Inc. (a) (b)	101,725	7,777,894
Guidewire Software, Inc. (b)	59,749	4,738,693
RingCentral, Inc. - Class A (a) (b)	57,717	12,230,809
Splunk, Inc. (b)	117,495	14,831,394

		62,333,718

Specialty Retail—4.6%
Advance Auto Parts, Inc.	46,193	4,310,731
Burlington Stores, Inc. (b)	52,892	8,381,266
Floor & Decor Holdings, Inc. - Class A (a) (b)	179,730	5,767,536
O’Reilly Automotive, Inc. (b)	54,275	16,339,489
Ross Stores, Inc.	80,625	7,011,956

		41,810,978

Textiles, Apparel & Luxury Goods—0.8%
lululemon athletica, Inc. (b)	37,167	7,045,005

Total Common Stocks (Cost $890,928,036)		907,747,868

Short-Term Investment—1.0%

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $9,137,728; collateralized by U.S. Treasury Note at 1.750%, maturing 06/30/22, with a market value of $9,320,905.	9,137,728	9,137,728

Total Short-Term Investments (Cost $9,137,728)		9,137,728

Securities Lending Reinvestments (c)—13.6%

Certificates of Deposit—8.8%
Bank of Montreal (Chicago) 0.260%, SOFR + 0.250%, 07/10/20 (d)	1,000,000	998,570
0.420%, SOFR + 0.410%, 10/02/20 (d)	2,000,000	1,994,960
0.440%, FEDEFF PRV + 0.350%, 08/06/20 (d)	2,000,000	1,990,798
0.470%, FEDEFF PRV + 0.380%, 09/09/20 (d)	1,000,000	995,330
0.907%, 1M LIBOR + 0.110%, 11/13/20 (d)	2,000,000	1,994,700
Bank of Nova Scotia 1.820%, 10/06/20	2,007,794	2,005,260
Barclays Bank plc 1.730%, 05/08/20	3,000,000	3,001,800
BNP Paribas S.A. New York 1.345%, 1M LIBOR + 0.340%, 10/09/20 (d)	2,000,000	1,984,566
Canadian Imperial Bank of Commerce 0.220%, SOFR + 0.210%, 06/12/20 (d)	1,000,128	998,930
0.350%, FEDEFF PRV + 0.260%, 06/10/20 (d)	2,998,772	2,993,160
China Construction Bank Corp. 1.930%, 05/11/20	2,000,000	2,000,900
2.250%, 04/03/20	1,000,186	1,000,150
Commonwealth Bank of Australia 0.975%, 1M LIBOR + 0.175%, 04/16/20 (d)	3,000,000	2,997,570
Credit Agricole S.A. 0.320%, FEDEFF PRV + 0.230%, 01/29/21 (d)	2,000,000	1,978,376
0.510%, FEDEFF PRV + 0.420%, 07/20/20 (d)	2,000,000	1,993,488
Credit Industriel et Commercial 0.520%, FEDEFF PRV + 0.430%, 07/20/20 (d)	2,000,000	1,993,900
Credit Suisse AG 0.490%, SOFR + 0.480%, 10/06/20 (d)	5,000,000	4,977,200
DG Bank 0.950%, 06/10/20	1,000,000	999,380
Goldman Sachs Bank USA 0.210%, SOFR + 0.200%, 02/22/21 (d)	1,500,000	1,489,560
0.220%, SOFR + 0.210%, 02/22/21 (d)	1,500,000	1,489,695
Industrial & Commercial Bank of China Corp. 1.910%, 04/21/20	1,000,000	1,000,430

BHFTII-143

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
KBC Bank NV 1.800%, 04/14/20	2,003,646	$2,000,680
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 06/09/20	997,375	997,880
1.580%, 06/26/20	1,000,000	1,000,890
MUFG Bank, Ltd. 1.790%, 07/17/20	1,000,000	1,002,060
National Australia Bank, Ltd. 1.195%, 1M LIBOR + 0.190%, 04/08/20 (d)	1,000,000	999,650
Norinchukin Bank 1.850%, 04/07/20	2,000,051	2,000,600
Rabobank International London 1.115%, 1M LIBOR + 0.190%, 04/24/20 (d)	5,000,000	4,994,550
Royal Bank of Canada New York 0.270%, FEDEFF PRV + 0.180%, 02/12/21 (d)	2,000,000	1,977,460
Standard Chartered Bank 0.250%, FEDEFF PRV + 0.160%, 08/07/20 (d)	5,000,000	4,977,700
Sumitomo Mitsui Banking Corp. 1.735%, 1M LIBOR + 0.220%, 08/03/20 (d)	1,000,132	999,640
1.950%, 04/22/20	2,000,000	2,001,300
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 08/18/20	991,479	995,190
1.457%, 1M LIBOR + 0.080%, 06/05/20 (d)	1,000,000	999,910
1.940%, 04/17/20	2,000,000	2,001,160
1.970%, 04/17/20	2,000,000	2,001,180
Toronto-Dominion Bank 0.440%, FEDEFF PRV + 0.350%, 07/31/20 (d)	2,000,000	1,992,160
1.777%, 3M LIBOR + 0.070%, 02/16/21 (d)	2,000,000	2,000,000
Wells Fargo Bank N.A. 0.440%, FEDEFF PRV + 0.350%, 08/20/20 (d)	7,000,000	7,000,000

		80,820,733

Commercial Paper—2.4%
Bank of China, Ltd. 1.830%, 05/21/20	4,977,125	4,987,400
LMA S.A. & LMA Americas 0.950%, 10/06/20	1,988,706	1,983,200
Santander UK plc 1.825%, 04/07/20	3,981,547	3,999,520
Svenska Handelsbanken AB 0.963%, 1M LIBOR + 0.100%, 11/10/20 (d)	1,000,000	998,200
UBS AG 1.281%, 1M LIBOR + 0.340%, 07/28/20 (d)	7,000,000	7,000,420
Westpac Banking Corp. 1.091%, 1M LIBOR + 0.150%, 05/29/20 (d)	2,999,908	3,000,420

		21,969,160

Repurchase Agreements—0.9%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $1,185,939; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $1,209,657.	1,185,938	1,185,938

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $6,002,508; collateralized by various Common Stock with an aggregate market value of $6,600,000.	6,000,000	6,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $300,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $306,000.	300,000	300,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $700,008; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $714,000.	700,000	700,000

		8,185,938

Mutual Funds—1.5%
BlackRock Liquidity Funds, Institutional Shares 0.340% (e)	5,000,000	5,000,000
Fidelity Government Portfolio, Institutional Class 0.340% (e)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Class 0.320% (e)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.250% (e)	2,000,000	2,000,000

		14,000,000

Total Securities Lending Reinvestments (Cost $125,153,496)		124,975,831

Total Investments—113.5% (Cost $1,025,219,260)		1,041,861,427
Other assets and liabilities (net)—(13.5)%		(123,859,517)

Net Assets—100.0%		$918,001,910

BHFTII-144

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $120,463,139 and the collateral received consisted of cash in the amount of $125,189,004. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2020.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$907,747,868	$—	$—	$907,747,868
Total Short-Term Investment*	—	9,137,728	—	9,137,728
Securities Lending Reinvestments
Certificates of Deposit	—	80,820,733	—	80,820,733
Commercial Paper	—	21,969,160	—	21,969,160
Repurchase Agreements	—	8,185,938	—	8,185,938
Mutual Funds	14,000,000	—	—	14,000,000
Total Securities Lending Reinvestments	14,000,000	110,975,831	—	124,975,831
Total Investments	$921,747,868	$120,113,559	$—	$1,041,861,427

Collateral for Securities Loaned (Liability)	$—	$(125,189,004)	$—	$(125,189,004)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-145

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—98.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.9%
Boeing Co. (The)	138,879	$20,712,414

Automobiles—3.2%
Tesla, Inc. (a) (b)	143,796	75,349,104

Biotechnology—2.2%
BioMarin Pharmaceutical, Inc. (a)	200,945	16,979,852
Vertex Pharmaceuticals, Inc. (a)	145,123	34,532,018

		51,511,870

Capital Markets—2.1%
Goldman Sachs Group, Inc. (The)	148,158	22,903,745
S&P Global, Inc.	108,428	26,570,282

		49,474,027

Entertainment—4.5%
Netflix, Inc. (a)	281,750	105,797,125

Equity Real Estate Investment Trusts—1.5%
American Tower Corp.	90,898	19,793,039
Crown Castle International Corp.	98,237	14,185,423

		33,978,462

Food & Staples Retailing—2.4%
Costco Wholesale Corp. (b)	200,204	57,084,166

Health Care Equipment & Supplies—3.7%
Boston Scientific Corp. (a)	375,827	12,263,235
Danaher Corp.	122,807	16,997,717
DexCom, Inc. (a)	87,632	23,596,669
Edwards Lifesciences Corp. (a)	64,140	12,098,087
Intuitive Surgical, Inc. (a)	40,854	20,231,309

		85,187,017

Hotels, Restaurants & Leisure—1.1%
Chipotle Mexican Grill, Inc. (a) (b)	38,412	25,136,813

Interactive Media & Services—9.3%
Alphabet, Inc. - Class A (a)	55,445	64,424,318
Alphabet, Inc. - Class C (a)	55,440	64,466,187
Facebook, Inc. - Class A (a)	391,579	65,315,377
Tencent Holdings, Ltd.	461,066	22,482,303

		216,688,185

Internet & Direct Marketing Retail—11.1%
Alibaba Group Holding, Ltd. (ADR) (a)	439,493	85,472,599
Amazon.com, Inc. (a)	88,268	172,097,885

		257,570,484

IT Services—12.5%
Adyen NV (a)	31,795	26,908,976
MasterCard, Inc. - Class A (b)	400,102	96,648,639
PayPal Holdings, Inc. (a)	358,718	34,343,661

IT Services —(Continued)
Shopify, Inc. - Class A (a)	72,850	$30,373,351
Twilio, Inc. - Class A (a) (b)	197,982	17,717,409
Visa, Inc. - A Shares (b)	527,015	84,912,657

		290,904,693

Life Sciences Tools & Services—0.6%
Illumina, Inc. (a)	53,356	14,572,591

Personal Products—1.8%
Estee Lauder Cos., Inc. (The) - Class A (b)	257,758	41,071,160

Pharmaceuticals—4.2%
AstraZeneca plc (ADR)	1,174,017	52,431,599
Eli Lilly & Co.	238,748	33,119,123
Novartis AG (ADR)	149,081	12,291,728

		97,842,450

Road & Rail—2.2%
Uber Technologies, Inc. (a) (b)	1,131,299	31,585,868
Union Pacific Corp.	136,009	19,182,709

		50,768,577

Semiconductors & Semiconductor Equipment—3.7%
Broadcom, Inc.	63,620	15,084,302
NVIDIA Corp.	267,799	70,591,816

		85,676,118

Software—20.6%
Adobe, Inc. (a)	232,358	73,945,610
Atlassian Corp. plc - Class A (a)	44,864	6,158,033
Coupa Software, Inc. (a) (b)	109,076	15,241,190
Microsoft Corp.	1,124,308	177,314,615
RingCentral, Inc. - Class A (a) (b)	49,822	10,557,780
Salesforce.com, Inc. (a)	607,029	87,400,035
ServiceNow, Inc. (a) (b)	107,992	30,948,347
Splunk, Inc. (a) (b)	256,238	32,344,923
Trade Desk, Inc. (The) - Class A (a) (b)	45,514	8,784,202
Workday, Inc. - Class A (a)	290,174	37,786,458

		480,481,193

Specialty Retail—1.0%
Home Depot, Inc. (The)	125,928	23,512,017

Technology Hardware, Storage & Peripherals—4.7%
Apple, Inc.	432,651	110,018,823

Textiles, Apparel & Luxury Goods—4.9%
Kering S.A.	69,958	36,503,708
lululemon athletica, Inc. (a)	207,619	39,354,181
NIKE, Inc. - Class B	468,458	38,760,215

		114,618,104

Total Common Stocks (Cost $1,421,068,085)		2,287,955,393

BHFTII-146

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Short-Term Investment—1.9%

Security Description	Principal Amount*	Value

Repurchase Agreement—1.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $43,045,262; collateralized by U.S. Treasury Note at 1.750%, maturing 06/30/22, with a market value of $43,909,513.	43,045,262	$43,045,262

Total Short-Term Investments (Cost $43,045,262)		43,045,262

Securities Lending Reinvestments (c)—9.2%

Certificates of Deposit—5.0%
Banco del Estado de Chile 0.160%, SOFR + 0.150%, 08/25/20 (d)	3,000,000	2,991,540
Bank of Montreal (Chicago) 0.907%, 1M LIBOR + 0.110%, 11/13/20 (d)	5,000,000	4,986,750
Bank of Nova Scotia 0.875%, 1M LIBOR + 0.170%, 05/15/20 (d)	7,000,000	6,983,914
Canadian Imperial Bank of Commerce 0.250%, FEDEFF PRV + 0.160%, 02/26/21 (d)	5,000,000	4,940,000
China Construction Bank Corp. 2.250%, 04/03/20	1,000,186	1,000,150
Commonwealth Bank of Australia 0.975%, 1M LIBOR + 0.175%, 04/16/20 (d)	5,000,000	4,995,950
Credit Agricole S.A. 0.510%, FEDEFF PRV + 0.420%, 07/20/20 (d)	1,000,000	996,744
1.500%, 06/12/20	1,000,000	1,001,000
1.790%, 05/04/20	6,000,000	6,004,440
Credit Industriel et Commercial Zero Coupon, 05/07/20	3,961,745	3,996,120
0.520%, FEDEFF PRV + 0.430%, 07/20/20 (d)	1,000,000	996,950
Credit Suisse AG 0.470%, SOFR + 0.460%, 11/03/20 (d)	2,000,000	1,989,140
0.490%, SOFR + 0.480%, 10/06/20 (d)	2,000,000	1,990,880
DZ Bank AG Zero Coupon, 07/15/20	1,981,964	1,993,780
Goldman Sachs Bank USA 0.210%, SOFR + 0.200%, 02/22/21 (d)	1,500,000	1,489,560
0.220%, SOFR + 0.210%, 02/22/21 (d)	1,500,000	1,489,695
KBC Bank NV 1.800%, 04/14/20	4,003,646	4,001,360
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 06/09/20	1,994,749	1,995,760
1.580%, 06/26/20	3,000,000	3,002,670
Mizuho Bank, Ltd. Zero Coupon, 04/14/20	2,985,661	2,999,130
1.560%, 07/27/20	4,000,000	4,003,920
MUFG Bank Ltd. 1.790%, 07/17/20	1,000,000	1,002,060
National Australia Bank, Ltd. 1.790%, 07/14/20	4,000,000	4,010,720
Natixis S.A. (New York) 0.410%, FEDEFF PRV + 0.320%, 04/09/20 (d)	1,000,050	999,840
NatWest Bank plc 1.860%, 04/14/20	7,000,000	7,001,890

Certificates of Deposit—(Continued)
Norinchukin Bank 1.850%, 04/07/20	2,000,051	2,000,600
Rabobank International London 1.073%, 1M LIBOR + 0.210%, 01/08/21 (d)	2,500,000	2,500,000
Royal Bank of Canada New York 0.270%, FEDEFF PRV + 0.180%, 02/12/21 (d)	2,000,000	1,977,460
0.300%, SOFR + 0.290%, 07/16/20 (d)	6,000,000	5,980,980
Societe Generale 0.440%, FEDEFF PRV + 0.350%, 06/19/20 (d)	4,000,000	3,987,344
Sumitomo Mitsui Banking Corp. 1.061%, 1M LIBOR + 0.120%, 07/28/20 (d)	5,000,000	4,996,200
1.735%, 1M LIBOR + 0.220%, 08/03/20 (d)	4,000,544	3,998,560
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 08/18/20	991,479	995,190
Svenska Handelsbanken AB 1.144%, 1M LIBOR + 0.220%, 07/22/20 (d)	4,000,000	3,998,960
1.557%, 1M LIBOR + 0.180%, 06/05/20 (d)	3,000,000	3,000,510
Toronto-Dominion Bank 0.440%, FEDEFF PRV + 0.350%, 07/31/20 (d)	2,000,000	1,992,160
UBS AG 1.394%, 3M LIBOR + 0.080%, 12/04/20 (d)	2,000,000	1,989,700
Wells Fargo Bank N.A. 0.440%, FEDEFF PRV + 0.350%, 08/20/20 (d)	3,000,000	3,000,000

		117,281,627

Commercial Paper—1.0%
Banco Santander S.A. (Chile) 1.300%, 05/28/20	996,931	997,460
Bank of China, Ltd. 1.830%, 05/21/20	4,977,125	4,987,400
Santander UK plc 1.825%, 04/07/20	5,474,627	5,499,340
UBS AG 1.281%, 1M LIBOR + 0.340%, 07/28/20 (d)	7,000,000	7,000,420
Westpac Banking Corp. 1.091%, 1M LIBOR + 0.150%, 05/29/20 (d)	3,999,878	4,000,560

		22,485,180

Repurchase Agreements—3.2%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $23,082,659; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $23,544,315.	23,082,659	23,082,659
Repurchase Agreement dated 03/31/20 at 0.010%, due on 04/01/20 with a maturity value of $12,694,657; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $12,948,548.	12,694,654	12,694,654
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $8,003,344; collateralized by various Common Stock with an aggregate market value of $8,800,001.	8,000,000	8,000,000

BHFTII-147

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $3,300,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $3,366,001.	3,300,000	$3,300,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $6,800,076; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $6,936,001.	6,800,000	6,800,000
Goldman Sachs & Co. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $17,164,837; collateralized by U.S. Government Agency Obligations with rates ranging from 2.810% - 6.000%, maturity dates ranging from 03/20/29 - 01/15/55, and an aggregate market value of $17,508,134.	17,164,837	17,164,837
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/20 at 0.250%, due on 04/01/20 with a maturity value of $4,500,031; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.625%, maturity dates ranging from 08/31/20 - 02/15/49, and various Common Stock with an aggregate market value of $4,937,814.	4,500,000	4,500,000

		75,542,150

Total Securities Lending Reinvestments (Cost $215,495,693)		215,308,957

Total Investments— 109.3% (Cost $1,679,609,040)		2,546,309,612
Other assets and liabilities (net) — (9.3)%		(217,074,588)

Net Assets—100.0%		$2,329,235,024

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $204,153,536 and the collateral received consisted of cash in the amount of $215,410,785. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

BHFTII-148

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$20,712,414	$—	$—	$20,712,414
Automobiles	75,349,104	—	—	75,349,104
Biotechnology	51,511,870	—	—	51,511,870
Capital Markets	49,474,027	—	—	49,474,027
Entertainment	105,797,125	—	—	105,797,125
Equity Real Estate Investment Trusts	33,978,462	—	—	33,978,462
Food & Staples Retailing	57,084,166	—	—	57,084,166
Health Care Equipment & Supplies	85,187,017	—	—	85,187,017
Hotels, Restaurants & Leisure	25,136,813	—	—	25,136,813
Interactive Media & Services	194,205,882	22,482,303	—	216,688,185
Internet & Direct Marketing Retail	257,570,484	—	—	257,570,484
IT Services	263,995,717	26,908,976	—	290,904,693
Life Sciences Tools & Services	14,572,591	—	—	14,572,591
Personal Products	41,071,160	—	—	41,071,160
Pharmaceuticals	97,842,450	—	—	97,842,450
Road & Rail	50,768,577	—	—	50,768,577
Semiconductors & Semiconductor Equipment	85,676,118	—	—	85,676,118
Software	480,481,193	—	—	480,481,193
Specialty Retail	23,512,017	—	—	23,512,017
Technology Hardware, Storage & Peripherals	110,018,823	—	—	110,018,823
Textiles, Apparel & Luxury Goods	78,114,396	36,503,708	—	114,618,104
Total Common Stocks	2,202,060,406	85,894,987	—	2,287,955,393
Total Short-Term Investment*	—	43,045,262	—	43,045,262
Total Securities Lending Reinvestments*	—	215,308,957	—	215,308,957
Total Investments	$2,202,060,406	$344,249,206	$—	$2,546,309,612

Collateral for Securities Loaned (Liability)	$—	$(215,410,785)	$—	$(215,410,785)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-149

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—96.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
Aerojet Rocketdyne Holdings, Inc. (a)	59,215	$2,476,963
BWX Technologies, Inc.	28,383	1,382,536
Hexcel Corp.	12,613	469,078
Kratos Defense & Security Solutions, Inc. (a)	46,066	637,553
Mercury Systems, Inc. (a)	24,188	1,725,572

		6,691,702

Air Freight & Logistics—0.2%
Air Transport Services Group, Inc. (a)	34,213	625,414

Auto Components—1.7%
Cooper Tire & Rubber Co.	60,863	992,067
Dana, Inc.	116,845	912,559
Fox Factory Holding Corp. (a)	36,813	1,546,146
LCI Industries (b)	14,660	979,728
Stoneridge, Inc. (a)	31,759	531,963

		4,962,463

Banks—9.0%
Ameris Bancorp	58,218	1,383,260
BancorpSouth Bank (b)	62,743	1,187,098
Bryn Mawr Bank Corp.	59,197	1,680,011
Carolina Financial Corp.	35,308	913,418
Cathay General Bancorp	52,460	1,203,957
CenterState Bank Corp.	83,285	1,435,001
CVB Financial Corp.	94,169	1,888,088
First Financial Bancorp	90,458	1,348,729
Home BancShares, Inc.	129,552	1,553,329
PacWest Bancorp	53,740	963,021
Pinnacle Financial Partners, Inc.	37,880	1,422,015
Popular, Inc.	57,298	2,005,430
Prosperity Bancshares, Inc.	42,944	2,072,048
Signature Bank	15,796	1,269,840
TCF Financial Corp.	84,999	1,926,077
Triumph Bancorp, Inc. (a)	78,995	2,053,870
Wintrust Financial Corp.	46,397	1,524,605

		25,829,797

Beverages—0.5%
Primo Water Corp. (b)	165,569	1,500,055

Biotechnology—3.9%
Argenx SE (ADR) (a)	7,729	1,018,141
Emergent BioSolutions, Inc. (a)	41,128	2,379,666
Epizyme, Inc. (a) (b)	51,184	793,864
Halozyme Therapeutics, Inc. (a)	52,373	942,190
Momenta Pharmaceuticals, Inc. (a)	23,104	628,429
Natera, Inc. (a)	26,325	786,064
PTC Therapeutics, Inc. (a)	17,746	791,649
United Therapeutics Corp. (a)	19,070	1,808,313
Veracyte, Inc. (a)	29,275	711,675
Xencor, Inc. (a) (b)	23,684	707,678
Y-mAbs Therapeutics, Inc. (a)	28,568	745,625

		11,313,294

Building Products—2.7%
AAON, Inc. (b)	27,853	1,345,857
Advanced Drainage Systems, Inc.	28,862	849,697
American Woodmark Corp. (a)	16,146	735,773
Armstrong World Industries, Inc.	22,958	1,823,325
Trex Co., Inc. (a)	21,381	1,713,473
Universal Forest Products, Inc.	32,712	1,216,559

		7,684,684

Capital Markets—1.5%
Assetmark Financial Holdings, Inc.	34,574	704,964
Donnelley Financial Solutions, Inc. (a)	122,388	644,985
Hamilton Lane, Inc. - Class A	17,791	984,020
Stifel Financial Corp.	46,489	1,919,066

		4,253,035

Chemicals—1.9%
AdvanSix, Inc. (a) (b)	34,669	330,742
Ashland Global Holdings, Inc.	22,086	1,105,846
Cabot Corp.	40,908	1,068,517
Ingevity Corp. (a)	14,922	525,254
Valvoline, Inc.	79,014	1,034,293
WR Grace & Co.	35,726	1,271,846

		5,336,498

Commercial Services & Supplies—3.5%
Casella Waste Systems, Inc. - Class A (a)	33,520	1,309,291
Clean Harbors, Inc. (a)	24,878	1,277,237
Harsco Corp. (a)	147,140	1,025,566
IAA, Inc. (a)	62,203	1,863,602
KAR Auction Services, Inc. (b)	62,203	746,436
Kimball International, Inc. - Class B	90,350	1,076,068
McGrath RentCorp	18,671	977,987
Mobile Mini, Inc.	25,264	662,675
Viad Corp.	48,018	1,019,422

		9,958,284

Communications Equipment—0.6%
Digi International, Inc. (a)	49,348	470,780
Viavi Solutions, Inc. (a)	119,300	1,337,353

		1,808,133

Construction & Engineering—1.6%
AECOM (a)	46,013	1,373,488
Arcosa, Inc.	66,800	2,654,632
Primoris Services Corp.	42,830	680,997

		4,709,117

Distributors—0.9%
Core-Mark Holding Co., Inc.	46,959	1,341,619
Pool Corp.	6,841	1,346,103

		2,687,722

Diversified Consumer Services—0.7%
frontdoor, Inc. (a) (b)	36,527	1,270,409

BHFTII-150

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Consumer Services—(Continued)
Laureate Education, Inc. - Class A (a)	82,713	$869,314

		2,139,723

Diversified Financial Services—0.7%
Cannae Holdings, Inc. (a)	56,224	1,882,942

Diversified Telecommunication Services—1.5%
Cogent Communications Holdings, Inc.	14,066	1,152,990
GCI Liberty, Inc. - Class A (a)	53,435	3,044,192

		4,197,182

Electric Utilities—1.6%
ALLETE, Inc.	43,117	2,616,340
NRG Energy, Inc.	70,417	1,919,567

		4,535,907

Electrical Equipment—0.7%
Generac Holdings, Inc. (a)	15,405	1,435,284
GrafTech International, Ltd. (b)	71,295	578,915

		2,014,199

Electronic Equipment, Instruments & Components—3.3%
Insight Enterprises, Inc. (a)	10,340	435,624
Itron, Inc. (a)	16,368	913,826
Kimball Electronics, Inc. (a)	49,862	544,493
Littelfuse, Inc.	18,772	2,504,560
Methode Electronics, Inc.	57,982	1,532,464
National Instruments Corp.	25,764	852,273
Novanta, Inc. (a)	16,376	1,308,115
Rogers Corp. (a)	5,840	551,413
TTM Technologies, Inc. (a)	96,665	999,516

		9,642,284

Energy Equipment & Services—0.5%
Apergy Corp. (a)	87,407	502,590
DMC Global, Inc. (b)	41,535	955,721

		1,458,311

Entertainment—0.5%
IMAX Corp. (a)	39,940	361,457
Liberty Braves Group - Class C (a)	57,036	1,087,106

		1,448,563

Equity Real Estate Investment Trusts—4.6%
American Campus Communities, Inc.	38,783	1,076,228
Americold Realty Trust	65,646	2,234,590
CubeSmart	63,463	1,700,174
CyrusOne, Inc.	26,162	1,615,503
Essential Properties Realty Trust, Inc.	99,940	1,305,216
National Retail Properties, Inc.	31,847	1,025,155
Outfront Media, Inc.	46,996	633,506
Retail Opportunity Investments Corp.	115,530	957,744
Rexford Industrial Realty, Inc.	65,662	2,692,799

		13,240,915

Food Products—3.6%
Darling Ingredients, Inc. (a)	78,726	1,509,177
Freshpet, Inc. (a)	30,412	1,942,414
J&J Snack Foods Corp.	10,628	1,285,988
Nomad Foods, Ltd. (a)	162,805	3,021,661
Post Holdings, Inc. (a) (b)	19,974	1,657,243
Simply Good Foods Co. (The) (a)	49,829	959,707

		10,376,190

Health Care Equipment & Supplies—4.2%
AtriCure, Inc. (a)	26,483	889,564
Avanos Medical, Inc. (a)	45,994	1,238,618
CONMED Corp.	15,653	896,447
CryoLife, Inc. (a)	41,415	700,742
iRhythm Technologies, Inc. (a)	5,947	483,788
NuVasive, Inc. (a)	15,375	778,898
Penumbra, Inc. (a) (b)	6,291	1,014,927
Quidel Corp. (a)	37,911	3,708,075
STAAR Surgical Co. (a)	21,471	692,655
Varex Imaging Corp. (a)	68,337	1,551,933

		11,955,647

Health Care Providers & Services—2.6%
Amedisys, Inc. (a)	9,023	1,656,081
AMN Healthcare Services, Inc. (a)	42,775	2,472,823
BioTelemetry, Inc. (a)	27,025	1,040,733
HealthEquity, Inc. (a)	12,447	629,694
LHC Group, Inc. (a)	12,575	1,763,015

		7,562,346

Health Care Technology—0.9%
Inovalon Holdings, Inc. - Class A (a)	75,078	1,250,800
Inspire Medical Systems, Inc. (a)	12,673	763,928
Phreesia, Inc. (a)	31,676	666,146

		2,680,874

Hotels, Restaurants & Leisure—1.8%
Churchill Downs, Inc.	19,637	2,021,629
Cracker Barrel Old Country Store, Inc.	8,442	702,543
Marriott Vacations Worldwide Corp.	22,272	1,237,878
Wingstop, Inc. (b)	14,622	1,165,374

		5,127,424

Household Durables—0.9%
Helen of Troy, Ltd. (a)	11,949	1,721,014
Skyline Champion Corp. (a)	49,573	777,305

		2,498,319

Independent Power and Renewable Electricity Producers—1.2%
NextEra Energy Partners L.P.	55,051	2,367,193
Vistra Energy Corp.	69,141	1,103,490

		3,470,683

Industrial Conglomerates—0.4%
Raven Industries, Inc.	51,214	1,087,273

BHFTII-151

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—3.6%
Employers Holdings, Inc.	65,494	$2,653,162
First American Financial Corp.	48,823	2,070,584
Goosehead Insurance, Inc. - Class A (a) (b)	28,606	1,276,686
Kinsale Capital Group, Inc.	16,557	1,730,703
Palomar Holdings, Inc. (a)	22,352	1,299,992
ProAssurance Corp.	47,449	1,186,225

		10,217,352

Internet & Direct Marketing Retail—0.2%
Qurate Retail, Inc. (a)	103,173	629,871

IT Services—4.9%
CSG Systems International, Inc. (b)	39,060	1,634,661
Euronet Worldwide, Inc. (a)	19,030	1,631,252
EVERTEC, Inc.	30,675	697,243
Evo Payments, Inc. - Class A (a) (b)	46,706	714,602
Genpact, Ltd.	82,491	2,408,737
ManTech International Corp. - Class A	9,723	706,570
NIC, Inc.	53,201	1,223,623
Perspecta, Inc.	82,286	1,500,897
Unisys Corp. (a)	67,529	833,983
WEX, Inc. (a)	14,178	1,482,310
WNS Holdings, Ltd. (ADR) (a)	32,444	1,394,443

		14,228,321

Leisure Products—0.6%
Brunswick Corp.	33,286	1,177,326
Callaway Golf Co.	45,434	464,335

		1,641,661

Life Sciences Tools & Services—1.4%
NeoGenomics, Inc. (a)	45,358	1,252,335
PRA Health Sciences, Inc. (a)	18,182	1,509,833
Repligen Corp. (a)	12,380	1,195,165

		3,957,333

Machinery—4.3%
Alamo Group, Inc.	22,650	2,010,867
Albany International Corp. - Class A	22,788	1,078,556
Altra Industrial Motion Corp.	57,215	1,000,690
Chart Industries, Inc. (a)	12,041	348,948
Columbus McKinnon Corp.	60,543	1,513,575
John Bean Technologies Corp. (b)	13,507	1,003,165
Kadant, Inc.	24,343	1,817,205
Kornit Digital, Ltd. (a)	33,016	821,768
Miller Industries, Inc.	24,647	697,017
Proto Labs, Inc. (a) (b)	11,266	857,681
RBC Bearings, Inc. (a)	10,972	1,237,532

		12,387,004

Marine—0.4%
Kirby Corp. (a) (b)	27,494	1,195,164

Media—1.1%
Gray Television, Inc. (a)	107,130	1,150,576

Media—(Continued)
John Wiley & Sons, Inc. - Class A	31,060	1,164,439
Liberty Latin America, Ltd. - Class C (a)	89,852	921,882

		3,236,897

Metals & Mining—0.3%
Ferroglobe Representation & Warranty Insurance Trust (a) (c) (d)	141,548	0
Haynes International, Inc.	37,282	768,382

		768,382

Multi-Utilities—1.4%
MDU Resources Group, Inc.	81,083	1,743,285
NorthWestern Corp.	36,721	2,197,017

		3,940,302

Oil, Gas & Consumable Fuels—0.4%
Arch Coal, Inc. - Class A (b)	24,813	717,096
Delek U.S. Holdings, Inc. (b)	35,324	556,706

		1,273,802

Pharmaceuticals—2.7%
Catalent, Inc. (a)	46,744	2,428,351
GW Pharmaceuticals plc (ADR) (a)	6,532	572,007
Horizon Therapeutics plc (a)	38,427	1,138,208
MyoKardia, Inc. (a)	12,402	581,406
Pacira BioSciences, Inc. (a)	30,510	1,023,000
Reata Pharmaceuticals, Inc. - Class A (a) (b)	5,418	782,034
Supernus Pharmaceuticals, Inc. (a)	62,694	1,127,865

		7,652,871

Professional Services—2.3%
ASGN, Inc. (a)	25,412	897,552
Clarivate Analytics plc (a)	88,513	1,836,645
Huron Consulting Group, Inc. (a)	24,098	1,093,085
ICF International, Inc.	17,655	1,212,899
Insperity, Inc.	18,814	701,762
Korn Ferry	32,116	781,061

		6,523,004

Road & Rail—0.4%
Old Dominion Freight Line, Inc.	8,432	1,106,719

Semiconductors & Semiconductor Equipment—3.3%
Advanced Energy Industries, Inc. (a)	36,828	1,785,790
FormFactor, Inc. (a)	32,406	651,036
MACOM Technology Solutions Holdings, Inc. (a)	33,648	636,957
Mellanox Technologies, Ltd. (a)	7,441	902,742
Monolithic Power Systems, Inc.	10,611	1,776,918
Rambus, Inc. (a)	67,349	747,574
Silicon Laboratories, Inc. (a)	13,456	1,149,277
Silicon Motion Technology Corp. (ADR)	17,196	630,405
Tower Semiconductor, Ltd. (U.S. Listed Shares) (a)	83,843	1,334,781

		9,615,480

BHFTII-152

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—5.0%
ACI Worldwide, Inc. (a) (b)	45,312	$1,094,285
Blackline, Inc. (a)	11,996	631,109
Cornerstone OnDemand, Inc. (a)	10,589	336,201
Envestnet, Inc. (a)	22,773	1,224,732
Five9, Inc. (a)	26,611	2,034,677
Globant S.A. (a)	12,297	1,080,660
LogMeIn, Inc.	8,545	711,628
Mimecast, Ltd. (a)	31,458	1,110,467
Q2 Holdings, Inc. (a) (b)	21,885	1,292,528
Rapid7, Inc. (a)	29,027	1,257,740
RealPage, Inc. (a) (b)	23,149	1,225,277
Varonis Systems, Inc. (a)	10,039	639,183
Verint Systems, Inc. (a)	38,164	1,641,052

		14,279,539

Specialty Retail—0.9%
Aaron’s, Inc.	34,175	778,506
National Vision Holdings, Inc. (a)	41,287	801,794
Urban Outfitters, Inc. (a)	68,424	974,358

		2,554,658

Textiles, Apparel & Luxury Goods—0.6%
Columbia Sportswear Co.	15,962	1,113,669
Steven Madden, Ltd.	26,920	625,351

		1,739,020

Thrifts & Mortgage Finance—1.4%
Federal Agricultural Mortgage Corp. - Class C	21,842	1,215,070
Meta Financial Group, Inc. (b)	62,223	1,351,484
OceanFirst Financial Corp.	86,637	1,378,395

		3,944,949

Trading Companies & Distributors—0.9%
Herc Holdings, Inc. (a)	39,025	798,452
SiteOne Landscape Supply, Inc. (a) (b)	24,986	1,839,469

		2,637,921

Wireless Telecommunication Services—0.5%
United States Cellular Corp. (a)	49,719	1,456,269

Total Common Stocks (Cost $275,705,480)		277,665,499

Short-Term Investment—3.6%

Repurchase Agreement—3.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $10,472,789; collateralized by U.S. Treasury Note at 1.750%, maturing 06/30/22, with a market value of $10,686,587.	10,472,789	10,472,789

Total Short-Term Investments (Cost $10,472,789)		10,472,789

Securities Lending Reinvestments (e)—5.0%
Security Description	Shares/ Principal Amount*	Value

Certificates of Deposit—2.1%
BNP Paribas S.A. New York 1.345%, 1M LIBOR + 0.340%, 10/09/20 (f)	1,000,000	$992,283
Canadian Imperial Bank of Commerce 0.440%, FEDEFF PRV + 0.350%, 08/06/20 (f)	2,000,000	1,990,316
Credit Agricole S.A. 1.790%, 05/04/20	1,000,000	1,000,740
Industrial & Commercial Bank of China Corp. 1.910%, 04/21/20	1,000,000	1,000,430
Norinchukin Bank 1.850%, 04/07/20	1,000,025	1,000,300

		5,984,069

Repurchase Agreements—0.6%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.010%, due on 04/01/20 with a maturity value of $362,029; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $369,269.	362,029	362,029
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $1,000,418; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $100,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $102,000.	100,000	100,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $200,002; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $204,000.	200,000	200,000

		1,662,029

Time Deposit—0.2%
Rabobank International Netherlands 0.080%, 04/01/20	500,000	500,000

Mutual Funds—2.1%
BlackRock Liquidity Funds, Institutional Shares 0.340% (g)	2,000,000	2,000,000
Fidelity Government Portfolio, Institutional Class 0.340% (g)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund 0.320% (g)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.250% (g)	1,000,000	1,000,000

BHFTII-153

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
Wells Fargo Government Money Market Fund, Select Class 0.350% (g)	1,000,000	$1,000,000

		6,000,000

Total Securities Lending Reinvestments (Cost $14,162,031)		14,146,098

Total Investments—105.2% (Cost $300,340,300)		302,284,386
Other assets and liabilities (net)—(5.2)%		(14,827,565)

Net Assets—100.0%		$287,456,821

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $13,690,221 and the collateral received consisted of cash in the amount of $14,122,511. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2020, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2020.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$6,691,702	$—	$—	$6,691,702
Air Freight & Logistics	625,414	—	—	625,414
Auto Components	4,962,463	—	—	4,962,463
Banks	25,829,797	—	—	25,829,797
Beverages	1,500,055	—	—	1,500,055
Biotechnology	11,313,294	—	—	11,313,294
Building Products	7,684,684	—	—	7,684,684
Capital Markets	4,253,035	—	—	4,253,035
Chemicals	5,336,498	—	—	5,336,498
Commercial Services & Supplies	9,958,284	—	—	9,958,284
Communications Equipment	1,808,133	—	—	1,808,133
Construction & Engineering	4,709,117	—	—	4,709,117
Distributors	2,687,722	—	—	2,687,722
Diversified Consumer Services	2,139,723	—	—	2,139,723
Diversified Financial Services	1,882,942	—	—	1,882,942

BHFTII-154

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Diversified Telecommunication Services	$4,197,182	$—	$—	$4,197,182
Electric Utilities	4,535,907	—	—	4,535,907
Electrical Equipment	2,014,199	—	—	2,014,199
Electronic Equipment, Instruments & Components	9,642,284	—	—	9,642,284
Energy Equipment & Services	1,458,311	—	—	1,458,311
Entertainment	1,448,563	—	—	1,448,563
Equity Real Estate Investment Trusts	13,240,915	—	—	13,240,915
Food Products	10,376,190	—	—	10,376,190
Health Care Equipment & Supplies	11,955,647	—	—	11,955,647
Health Care Providers & Services	7,562,346	—	—	7,562,346
Health Care Technology	2,680,874	—	—	2,680,874
Hotels, Restaurants & Leisure	5,127,424	—	—	5,127,424
Household Durables	2,498,319	—	—	2,498,319
Independent Power and Renewable Electricity Producers	3,470,683	—	—	3,470,683
Industrial Conglomerates	1,087,273	—	—	1,087,273
Insurance	10,217,352	—	—	10,217,352
Internet & Direct Marketing Retail	629,871	—	—	629,871
IT Services	14,228,321	—	—	14,228,321
Leisure Products	1,641,661	—	—	1,641,661
Life Sciences Tools & Services	3,957,333	—	—	3,957,333
Machinery	12,387,004	—	—	12,387,004
Marine	1,195,164	—	—	1,195,164
Media	3,236,897	—	—	3,236,897
Metals & Mining	768,382	—	0	768,382
Multi-Utilities	3,940,302	—	—	3,940,302
Oil, Gas & Consumable Fuels	1,273,802	—	—	1,273,802
Pharmaceuticals	7,652,871	—	—	7,652,871
Professional Services	6,523,004	—	—	6,523,004
Road & Rail	1,106,719	—	—	1,106,719
Semiconductors & Semiconductor Equipment	9,615,480	—	—	9,615,480
Software	14,279,539	—	—	14,279,539
Specialty Retail	2,554,658	—	—	2,554,658
Textiles, Apparel & Luxury Goods	1,739,020	—	—	1,739,020
Thrifts & Mortgage Finance	3,944,949	—	—	3,944,949
Trading Companies & Distributors	2,637,921	—	—	2,637,921
Wireless Telecommunication Services	1,456,269	—	—	1,456,269
Total Common Stocks	277,665,499	—	0	277,665,499
Total Short-Term Investment*	—	10,472,789	—	10,472,789
Securities Lending Reinvestments
Certificates of Deposit	—	5,984,069	—	5,984,069
Repurchase Agreements	—	1,662,029	—	1,662,029
Time Deposit	—	500,000	—	500,000
Mutual Funds	6,000,000	—	—	6,000,000
Total Securities Lending Reinvestments	6,000,000	8,146,098	—	14,146,098
Total Investments	$283,665,499	$18,618,887	$0	$302,284,386

Collateral for Securities Loaned (Liability)	$—	$(14,122,511)	$—	$(14,122,511)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2020 is not presented.

BHFTII-155

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—96.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.8%
Hexcel Corp.	32,474	$1,207,708
Kratos Defense & Security Solutions, Inc. (a)	118,581	1,641,161
Mercury Systems, Inc. (a)	62,264	4,441,914

		7,290,783

Air Freight & Logistics—0.6%
Air Transport Services Group, Inc. (a)	88,069	1,609,901

Auto Components—1.3%
Fox Factory Holding Corp. (a)	48,820	2,050,440
Stoneridge, Inc. (a)	81,753	1,369,363

		3,419,803

Banks—0.5%
TCF Financial Corp.	60,928	1,380,629

Biotechnology—7.7%
Argenx SE (ADR) (a)	19,896	2,620,900
Emergent BioSolutions, Inc. (a)	26,734	1,546,829
Epizyme, Inc. (a) (b)	131,754	2,043,505
Halozyme Therapeutics, Inc. (a)	134,815	2,425,322
Momenta Pharmaceuticals, Inc. (a)	59,463	1,617,394
Natera, Inc. (a)	67,784	2,024,030
PTC Therapeutics, Inc. (a) (b)	45,681	2,037,829
Veracyte, Inc. (a)	75,370	1,832,245
Xencor, Inc. (a) (b)	60,967	1,821,694
Y-mAbs Therapeutics, Inc. (a)	73,539	1,919,368

		19,889,116

Building Products—4.6%
AAON, Inc. (b)	71,699	3,464,496
Advanced Drainage Systems, Inc.	74,295	2,187,245
Trex Co., Inc. (a)	55,038	4,410,745
Universal Forest Products, Inc.	45,798	1,703,227

		11,765,713

Capital Markets—1.7%
Assetmark Financial Holdings, Inc. (a)	88,999	1,814,690
Hamilton Lane, Inc. - Class A	45,798	2,533,087

		4,347,777

Commercial Services & Supplies—2.9%
Casella Waste Systems, Inc. - Class A (a)	86,286	3,370,331
McGrath RentCorp	48,064	2,517,592
Mobile Mini, Inc.	65,038	1,705,947

		7,593,870

Construction & Engineering—0.7%
Primoris Services Corp.	110,250	1,752,975

Distributors—1.3%
Pool Corp.	17,610	3,465,120

Diversified Consumer Services—1.5%
frontdoor, Inc. (a) (b)	44,046	$1,531,920
Laureate Education, Inc. - Class A (a)	213,381	2,242,634

		3,774,554

Diversified Telecommunication Services—1.2%
Cogent Communications Holdings, Inc.	36,208	2,967,970

Electrical Equipment—1.4%
Generac Holdings, Inc. (a)	39,657	3,694,843

Electronic Equipment, Instruments & Components—3.2%
Insight Enterprises, Inc. (a)	26,618	1,121,416
Itron, Inc. (a)	42,146	2,353,011
Novanta, Inc. (a)	42,155	3,367,342
Rogers Corp. (a) (b)	15,033	1,419,416

		8,261,185

Entertainment—0.4%
IMAX Corp. (a)	102,829	930,602

Food Products—2.9%
Freshpet, Inc. (a)	78,285	5,000,063
Simply Good Foods Co. (The) (a)	128,267	2,470,422

		7,470,485

Health Care Equipment & Supplies—7.0%
AtriCure, Inc. (a)	68,173	2,289,931
CONMED Corp.	40,303	2,308,153
CryoLife, Inc. (a) (b)	106,609	1,803,824
iRhythm Technologies, Inc. (a)	15,300	1,244,655
NuVasive, Inc. (a)	39,579	2,005,072
Penumbra, Inc. (a) (b)	16,195	2,612,739
Quidel Corp. (a)	40,993	4,009,525
STAAR Surgical Co. (a) (b)	55,271	1,783,043

		18,056,942

Health Care Providers & Services—5.6%
Amedisys, Inc. (a)	23,227	4,263,083
AMN Healthcare Services, Inc. (a)	21,553	1,245,979
BioTelemetry, Inc. (a)	69,568	2,679,064
HealthEquity, Inc. (a)	32,020	1,619,892
LHC Group, Inc. (a)	32,372	4,538,554

		14,346,572

Health Care Technology—2.7%
Inovalon Holdings, Inc. - Class A (a)	193,264	3,219,778
Inspire Medical Systems, Inc. (a)	32,623	1,966,515
Phreesia, Inc. (a)	81,540	1,714,786

		6,901,079

Hotels, Restaurants & Leisure—1.2%
Wingstop, Inc.	37,642	3,000,067

BHFTII-156

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—4.3%
Goosehead Insurance, Inc. - Class A (b)	73,644	$3,286,732
Kinsale Capital Group, Inc.	42,627	4,455,800
Palomar Holdings, Inc. (a)	57,538	3,346,410

		11,088,942

IT Services—4.7%
EVERTEC, Inc.	78,964	1,794,852
Evo Payments, Inc. - Class A (a)	120,360	1,841,508
ManTech International Corp. - Class A	25,040	1,819,657
NIC, Inc.	136,946	3,149,758
WNS Holdings, Ltd. (ADR) (a)	83,516	3,589,517

		12,195,292

Leisure Products—0.5%
Callaway Golf Co.	116,974	1,195,474

Life Sciences Tools & Services—4.0%
NeoGenomics, Inc. (a) (b)	116,760	3,223,744
PRA Health Sciences, Inc. (a)	46,805	3,886,687
Repligen Corp. (a)	31,868	3,076,537

		10,186,968

Machinery—4.3%
Albany International Corp. - Class A	58,661	2,776,425
Chart Industries, Inc. (a)	31,009	898,641
Kornit Digital, Ltd. (a)	84,988	2,115,351
Proto Labs, Inc. (a) (b)	29,001	2,207,846
RBC Bearings, Inc. (a)	28,246	3,185,867

		11,184,130

Pharmaceuticals—4.1%
GW Pharmaceuticals plc (ADR) (a)	16,795	1,470,738
Horizon Therapeutics plc (a)	98,917	2,929,922
MyoKardia, Inc. (a) (b)	31,926	1,496,691
Pacira BioSciences, Inc. (a)	78,537	2,633,346
Reata Pharmaceuticals, Inc. - Class A (a) (b)	13,916	2,008,635

		10,539,332

Professional Services—2.3%
Huron Consulting Group, Inc. (a)	62,032	2,813,771
ICF International, Inc.	45,448	3,122,278

		5,936,049

Semiconductors & Semiconductor Equipment—5.6%
FormFactor, Inc. (a)	83,341	1,674,321
MACOM Technology Solutions Holdings, Inc. (a)	86,616	1,639,641
Monolithic Power Systems, Inc.	27,316	4,574,337
Rambus, Inc. (a)	173,368	1,924,385
Silicon Laboratories, Inc. (a)	34,638	2,958,432
Silicon Motion Technology Corp. (ADR)	44,267	1,622,828

		14,393,944

Software—10.8%
Blackline, Inc. (a)	30,880	1,624,597
Cornerstone OnDemand, Inc. (a)	27,260	865,505
Envestnet, Inc. (a)	58,623	3,152,745
Five9, Inc. (a)	68,503	5,237,739
Globant S.A. (a)	31,655	2,781,841
Mimecast, Ltd. (a)	80,979	2,858,559
Q2 Holdings, Inc. (a) (b)	56,336	3,327,204
Rapid7, Inc. (a)	74,721	3,237,661
RealPage, Inc. (a) (b)	59,591	3,154,152
Varonis Systems, Inc. (a)	25,855	1,646,188

		27,886,191

Specialty Retail—0.8%
National Vision Holdings, Inc. (a)	106,295	2,064,249

Textiles, Apparel & Luxury Goods—1.7%
Columbia Sportswear Co. (b)	41,090	2,866,849
Steven Madden, Ltd.	69,296	1,609,746

		4,476,595

Trading Companies & Distributors—1.8%
SiteOne Landscape Supply, Inc. (a) (b)	64,318	4,735,091

Total Common Stocks (Cost $224,557,660)		247,802,243

Short-Term Investment—4.3%

Repurchase Agreement—4.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $11,067,122; collateralized by U.S. Treasury Note at 1.750%, maturing 06/30/22, with a market value of $11,288,941.	11,067,122	11,067,122

Total Short-Term Investments (Cost $11,067,122)		11,067,122

Securities Lending Reinvestments (c)—7.5%

Certificates of Deposit—2.5%
Banco del Estado de Chile 0.160%, SOFR + 0.150%, 08/28/20 (d)	1,000,000	992,949
Canadian Imperial Bank of Commerce 0.440%, FEDEFF PRV + 0.350%, 08/06/20 (d)	1,000,000	995,158
Cooperative Rabobank UA 1.745%, 3M LIBOR + 0.050%, 02/22/21 (d)	1,000,000	1,000,000
Credit Agricole S.A. 0.320%, FEDEFF PRV + 0.230%, 01/29/21 (d)	500,000	494,594
DZ Bank AG Zero Coupon, 07/15/20	990,982	996,890
Industrial & Commercial Bank of China Corp. 1.910%, 04/21/20	1,000,000	1,000,430

BHFTII-157

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Certificates of Deposit—(Continued)
Norinchukin Bank 1.850%, 04/07/20	1,000,025	$1,000,300

		6,480,321

Commercial Paper—0.4%
Bank of China, Ltd. 1.890%, 05/13/20	995,275	997,837

Repurchase Agreements—2.5%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.010%, due on 04/01/20 with a maturity value of $655,701; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $668,815.	655,701	655,701
CF Secured LLC Repurchase Agreement dated 03/31/20 at 0.040%, due on 04/01/20 with a maturity value of $2,000,002; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 6.500%, maturity dates ranging from 10/31/20 - 01/01/50, and an aggregate market value of $2,040,002.	2,000,000	2,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $1,000,418; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $400,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $408,000.	400,000	400,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $900,010; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $918,000.	900,000	900,000
Societe Generale Repurchase Agreement dated 03/31/20 at 0.580%, due on 04/01/20 with a maturity value of $1,600,026; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/25, and various Common Stock with an aggregate market value of $1,777,658.	1,600,000	1,600,000

		6,555,701

Mutual Funds—2.1%
BlackRock Liquidity Funds, Institutional Shares 0.340% (e)	2,000,000	2,000,000
Fidelity Government Portfolio, Institutional Class 0.340% (e)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (e)	500,000	500,000

Mutual Funds—(Continued)
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.250% (e)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.430% (e)	1,000,000	1,000,000
Wells Fargo Government Money Market Fund, Select Class 0.350% (e)	500,000	500,000

		5,500,000

Total Securities Lending Reinvestments (Cost $19,548,242)		19,533,859

Total Investments—107.9% (Cost $255,173,024)		278,403,224
Other assets and liabilities (net)—(7.9)%		(20,491,709)

Net Assets—100.0%		$257,911,515

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $18,599,651 and the collateral received consisted of cash in the amount of $19,541,983. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2020.

Glossary of Abbreviations

Index Abbreviations
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations
(ADR)—	American Depositary Receipt

BHFTII-158

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$247,802,243	$—	$—	$247,802,243
Total Short-Term Investment*	—	11,067,122	—	11,067,122
Securities Lending Reinvestments
Certificates of Deposit	—	6,480,321	—	6,480,321
Commercial Paper	—	997,837	—	997,837
Repurchase Agreements	—	6,555,701	—	6,555,701
Mutual Funds	5,500,000	—	—	5,500,000
Total Securities Lending Reinvestments	5,500,000	14,033,859	—	19,533,859
Total Investments	$253,302,243	$25,100,981	$—	$278,403,224

Collateral for Securities Loaned (Liability)	$—	$(19,541,983)	$—	$(19,541,983)
* See Schedule of Investments for additional detailed categorizations.

BHFTII-159

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies — 70.1% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—27.7%
Fannie Mae 15 Yr. Pool
2.500%, 12/01/27	1,932,613	$2,005,917
2.500%, 02/01/28	1,569,810	1,629,353
2.500%, 07/01/28	2,675,926	2,780,548
2.500%, 10/01/28	1,695,716	1,762,235
2.500%, 03/01/30	1,879,662	1,953,049
2.500%, 09/01/31	2,976,926	3,093,069
2.500%, 01/01/32	963,943	1,001,550
2.500%, 04/01/32	2,113,690	2,198,907
2.500%, 09/01/32	686,854	714,545
2.500%, 12/01/34	2,426,768	2,518,021
3.000%, 01/01/27	653,398	683,542
3.000%, 02/01/27	1,106,544	1,157,594
3.000%, 03/01/27	578,350	605,612
3.000%, 01/01/29	2,938,148	3,080,161
3.000%, 10/01/29	1,324,495	1,388,869
3.000%, 06/01/30	1,518,411	1,591,421
3.000%, 02/01/33	3,589,327	3,764,492
3.500%, 02/01/26	887,285	933,614
3.500%, 03/01/26	427,749	450,310
3.500%, 05/01/29	1,267,454	1,337,307
3.500%, 08/01/32	568,166	599,167
3.500%, 03/01/34	1,291,838	1,359,565
4.000%, 06/01/24	105,395	111,082
4.000%, 11/01/24	656,535	691,966
4.000%, 08/01/34	2,124,924	2,250,518
4.500%, 08/01/24	179,826	187,867
4.500%, 06/01/25	356,561	374,728
5.000%, 01/01/22	16,881	17,173
5.000%, 02/01/24	118,104	121,177
Fannie Mae 20 Yr. Pool
3.000%, 02/01/33	1,156,292	1,221,464
3.000%, 08/01/35	1,644,630	1,733,649
3.000%, 05/01/36	2,229,271	2,358,506
3.500%, 04/01/32	1,003,976	1,067,232
3.500%, 09/01/35	1,454,261	1,546,488
3.500%, 07/01/38	1,788,628	1,901,257
4.000%, 02/01/31	423,918	458,417
4.000%, 03/01/38	1,374,165	1,473,560
4.000%, 07/01/38	1,758,217	1,885,383
4.500%, 08/01/30	250,603	272,982
5.000%, 02/01/24	58,616	61,329
5.000%, 09/01/25	67,475	72,800
5.500%, 07/01/23	38,412	40,130
5.500%, 01/01/24	26,971	28,383
5.500%, 07/01/24	77,317	84,685
5.500%, 07/01/25	79,836	87,470
7.000%, 10/01/21	1,293	1,325
Fannie Mae 30 Yr. Pool
2.500%, 01/01/50	2,970,141	3,078,818
2.500%, 03/01/50	2,991,843	3,101,780
3.000%, 08/01/42	1,163,199	1,233,111
3.000%, 09/01/42	1,496,149	1,586,072
3.000%, 11/01/42	1,723,898	1,827,509
3.000%, 12/01/42	3,580,178	3,795,357
3.000%, 01/01/43	863,660	915,568

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.000%, 02/01/43	3,517,456	3,728,865
3.000%, 03/01/43	3,550,420	3,762,949
3.000%, 05/01/43	2,587,038	2,738,879
3.000%, 07/01/43	7,281,422	7,708,791
3.000%, 09/01/43	1,376,911	1,457,726
3.000%, 05/01/45	2,500,591	2,637,535
3.000%, 05/01/46	2,477,222	2,606,068
3.000%, 06/01/46	3,250,570	3,419,640
3.000%, 08/01/46	3,309,305	3,481,431
3.000%, 02/01/47	3,816,794	4,015,315
3.000%, 11/01/49	2,932,276	3,075,144
3.000%, 12/01/49	4,923,257	5,163,130
3.000%, 01/01/50	4,944,122	5,185,011
3.000%, 02/01/50	2,463,027	2,583,031
3.000%, 04/01/50	5,000,000	5,248,675
3.500%, 12/01/40	1,260,398	1,351,592
3.500%, 03/01/42	891,118	953,635
3.500%, 04/01/42	2,041,187	2,184,389
3.500%, 05/01/42	2,082,177	2,228,254
3.500%, 06/01/42	1,475,663	1,579,190
3.500%, 08/01/42	942,184	1,008,284
3.500%, 09/01/42	3,094,648	3,311,755
3.500%, 10/01/42	1,650,306	1,766,084
3.500%, 01/01/43	1,159,858	1,241,229
3.500%, 02/01/43	1,916,795	2,051,269
3.500%, 04/01/43	2,366,332	2,531,213
3.500%, 06/01/43	1,237,335	1,318,733
3.500%, 08/01/44	1,663,651	1,773,062
3.500%, 02/01/45	2,064,392	2,200,157
3.500%, 03/01/45	3,364,013	3,583,138
3.500%, 04/01/45	3,721,354	3,961,833
3.500%, 09/01/45	7,139,826	7,601,210
3.500%, 11/01/45	2,364,037	2,516,805
3.500%, 01/01/46	2,830,239	3,013,133
3.500%, 03/01/46	2,744,189	2,917,968
3.500%, 05/01/46	2,135,433	2,270,662
3.500%, 04/01/47	5,966,264	6,323,802
3.500%, 11/01/47	5,102,516	5,408,292
3.500%, 03/01/48	4,330,689	4,578,803
3.500%, 02/01/49	1,362,014	1,440,047
3.500%, 08/01/49	1,745,807	1,845,500
3.500%, 10/01/49	3,286,110	3,473,760
3.500%, 02/01/50	2,969,340	3,138,902
4.000%, 08/01/39	651,403	707,206
4.000%, 09/01/39	591,359	642,018
4.000%, 12/01/39	711,502	772,453
4.000%, 06/01/40	561,709	610,023
4.000%, 09/01/40	480,745	522,095
4.000%, 12/01/40	3,544,268	3,849,118
4.000%, 01/01/41	1,761,637	1,913,158
4.000%, 02/01/41	2,281,852	2,478,119
4.000%, 12/01/41	841,841	914,864
4.000%, 02/01/42	930,430	1,011,137
4.000%, 09/01/43	1,305,109	1,408,987
4.000%, 02/01/44	2,190,609	2,362,830

BHFTII-160

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 05/01/44	1,354,839	$1,457,179
4.000%, 08/01/44	2,012,583	2,164,605
4.000%, 10/01/44	1,054,847	1,134,526
4.000%, 11/01/44	2,425,115	2,601,691
4.000%, 01/01/45	1,810,101	1,946,829
4.000%, 03/01/45	1,164,057	1,250,380
4.000%, 10/01/45	2,096,367	2,251,828
4.000%, 03/01/47	769,290	821,730
4.000%, 05/01/47	1,090,519	1,164,855
4.000%, 06/01/47	5,880,495	6,281,344
4.000%, 07/01/47	1,484,869	1,586,087
4.000%, 10/01/47	1,885,123	2,013,624
4.000%, 05/01/48	2,726,998	2,907,160
4.000%, 06/01/48	2,620,254	2,793,364
4.000%, 07/01/48	1,940,523	2,068,726
4.000%, 09/01/48	1,020,217	1,087,619
4.000%, 10/01/48	1,568,510	1,675,992
4.000%, 11/01/48	1,902,223	2,032,573
4.000%, 04/01/49	3,061,485	3,265,764
4.500%, 08/01/33	136,764	151,425
4.500%, 10/01/33	129,505	143,387
4.500%, 04/01/34	60,276	66,787
4.500%, 01/01/39	38,673	42,538
4.500%, 07/01/39	932,071	1,026,929
4.500%, 09/01/39	1,288,421	1,419,544
4.500%, 10/01/39	590,835	650,964
4.500%, 05/01/40	836,519	921,136
4.500%, 08/01/40	1,269,051	1,397,420
4.500%, 11/01/40	683,289	752,406
4.500%, 12/01/40	1,258,213	1,385,486
4.500%, 04/01/41	3,156,605	3,478,189
4.500%, 05/01/41	754,993	832,319
4.500%, 03/01/44	699,921	761,860
4.500%, 08/01/47	1,710,341	1,842,308
4.500%, 08/01/48	3,720,317	4,017,140
4.500%, 10/01/48	1,221,419	1,318,870
4.500%, 12/01/48	1,744,244	1,883,408
5.000%, 07/01/33	82,028	91,669
5.000%, 08/01/33	270,699	302,516
5.000%, 09/01/33	112,748	126,000
5.000%, 10/01/33	1,140,634	1,274,702
5.000%, 03/01/34	134,764	150,604
5.000%, 04/01/34	320,940	357,403
5.000%, 05/01/34	40,987	45,524
5.000%, 09/01/34	142,434	158,204
5.000%, 02/01/35	58,297	64,751
5.000%, 04/01/35	50,176	55,696
5.000%, 05/01/35	37,923	42,094
5.000%, 11/01/35	86,517	96,034
5.000%, 03/01/36	312,955	347,381
5.000%, 07/01/37	281,957	310,860
5.000%, 01/01/39	240,020	264,624
5.000%, 04/01/40	860,325	946,598
5.000%, 07/01/41	582,340	640,663
5.000%, 04/01/49	1,983,089	2,145,473

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 10/01/32	25,160	27,619
5.500%, 02/01/33	57,322	64,604
5.500%, 03/01/33	216,607	244,540
5.500%, 08/01/33	422,686	477,194
5.500%, 10/01/33	54,036	61,004
5.500%, 12/01/33	464,637	524,555
5.500%, 02/01/34	89,372	100,610
5.500%, 03/01/34	78,824	88,736
5.500%, 04/01/34	27,431	30,880
5.500%, 06/01/34	122,080	137,431
5.500%, 09/01/34	111,179	125,158
5.500%, 12/01/34	81,590	91,850
5.500%, 01/01/35	91,748	103,285
5.500%, 04/01/35	44,476	50,042
5.500%, 06/01/35	93,377	105,060
5.500%, 01/01/37	105,489	118,174
5.500%, 05/01/37	83,312	93,282
5.500%, 05/01/38	36,754	41,159
5.500%, 06/01/38	60,771	68,056
5.500%, 07/01/38	16,676	18,675
6.000%, 08/01/28	1,520	1,543
6.000%, 11/01/28	401	438
6.000%, 12/01/28	477	533
6.000%, 06/01/31	30,523	33,743
6.000%, 09/01/32	48,405	55,716
6.000%, 01/01/33	11,019	12,508
6.000%, 02/01/33	48,223	55,263
6.000%, 03/01/33	63,312	66,921
6.000%, 04/01/33	177,432	197,749
6.000%, 05/01/33	132,891	148,544
6.000%, 05/01/34	66,690	72,300
6.000%, 09/01/34	61,692	69,052
6.000%, 11/01/34	162,138	188,899
6.000%, 01/01/35	59,664	68,294
6.000%, 07/01/36	23,708	27,330
6.000%, 09/01/36	75,057	87,486
6.000%, 07/01/37	44,361	49,250
6.000%, 08/01/37	111,221	128,380
6.000%, 09/01/37	206,522	239,010
6.000%, 10/01/37	74,040	85,292
6.000%, 05/01/38	307,501	357,987
6.000%, 12/01/38	74,591	86,218
6.500%, 05/01/28	23,425	26,329
6.500%, 12/01/28	94,606	103,709
6.500%, 03/01/29	1,850	2,070
6.500%, 04/01/29	15,759	17,851
6.500%, 05/01/29	3,236	3,703
6.500%, 08/01/29	681	760
6.500%, 05/01/30	12,027	12,763
6.500%, 09/01/31	3,438	3,750
6.500%, 06/01/32	12,766	14,967
6.500%, 10/01/33	56,073	62,516
6.500%, 10/01/34	148,716	174,509
6.500%, 10/01/37	39,110	45,696
7.000%, 06/01/26	258	277

BHFTII-161

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
7.000%, 06/01/28	5,666	$5,990
7.000%, 10/01/29	4,776	5,523
7.000%, 12/01/29	2,772	2,995
7.000%, 06/01/32	41,051	48,455
7.000%, 10/01/37	71,347	86,757
7.500%, 09/01/25	1,823	2,015
7.500%, 06/01/26	1,881	2,107
7.500%, 07/01/29	5,536	6,342
7.500%, 10/01/29	2,344	2,508
8.000%, 11/01/29	67	80
8.000%, 05/01/30	14,188	15,717
8.000%, 11/01/30	1,516	1,790
8.000%, 01/01/31	1,042	1,205
8.000%, 02/01/31	2,878	3,436
Freddie Mac 15 Yr. Gold Pool
2.500%, 12/01/27	811,284	842,738
2.500%, 02/01/28	1,449,744	1,506,931
2.500%, 04/01/28	1,113,812	1,157,429
2.500%, 12/01/29	1,839,519	1,910,360
2.500%, 01/01/31	2,490,172	2,587,961
2.500%, 01/01/32	3,935,073	4,089,529
3.000%, 03/01/27	613,968	642,465
3.000%, 05/01/27	830,449	869,833
3.000%, 11/01/28	1,086,035	1,138,365
3.000%, 12/01/29	1,945,919	2,041,066
3.000%, 05/01/31	2,379,683	2,497,843
3.500%, 12/01/25	606,895	639,200
3.500%, 05/01/26	219,872	231,417
3.500%, 09/01/30	1,591,668	1,680,254
4.000%, 05/01/25	309,873	327,070
4.000%, 08/01/25	147,563	155,752
4.000%, 10/01/25	188,004	198,438
5.500%, 01/01/24	116,370	121,725
Freddie Mac 15 Yr. Pool
3.000%, 10/01/32	1,334,337	1,399,378
3.000%, 03/01/35	2,485,581	2,601,842
Freddie Mac 20 Yr. Gold Pool
3.000%, 04/01/33	1,777,667	1,875,766
3.000%, 02/01/37	2,119,433	2,243,115
3.500%, 04/01/32	1,267,975	1,348,441
4.000%, 01/01/31	473,095	511,716
4.000%, 08/01/31	479,039	516,485
4.500%, 05/01/29	113,410	123,535
5.000%, 03/01/27	44,030	47,987
Freddie Mac 30 Yr. Gold Pool
3.000%, 10/01/42	1,842,634	1,953,915
3.000%, 01/01/43	1,710,715	1,814,029
3.000%, 03/01/43	4,570,334	4,841,981
3.000%, 04/01/43	3,055,400	3,235,695
3.000%, 06/01/43	1,546,500	1,637,941
3.000%, 07/01/43	2,700,457	2,859,807
3.000%, 06/01/45	3,020,733	3,184,590
3.000%, 06/01/46	3,259,201	3,429,553
3.000%, 11/01/46	3,446,001	3,626,116
3.000%, 01/01/47	5,598,592	5,891,220

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.500%, 01/01/42	921,453	988,410
3.500%, 03/01/42	839,340	898,492
3.500%, 08/01/42	2,149,570	2,301,268
3.500%, 02/01/43	1,206,351	1,291,369
3.500%, 05/01/43	1,852,971	1,978,266
3.500%, 06/01/43	1,136,652	1,213,510
3.500%, 06/01/44	1,298,812	1,384,657
3.500%, 10/01/44	1,380,778	1,472,041
3.500%, 11/01/44	2,077,921	2,215,551
3.500%, 12/01/44	1,877,922	2,002,043
3.500%, 05/01/45	2,337,048	2,488,792
3.500%, 08/01/45	2,750,921	2,933,444
3.500%, 11/01/45	2,476,063	2,636,833
3.500%, 12/01/45	1,492,996	1,589,936
3.500%, 03/01/46	4,541,769	4,833,841
3.500%, 06/01/47	2,649,356	2,808,879
3.500%, 08/01/47	1,723,093	1,826,844
3.500%, 11/01/47	2,168,705	2,299,287
3.500%, 02/01/48	4,481,112	4,750,929
4.000%, 06/01/39	449,503	488,205
4.000%, 12/01/39	639,338	694,384
4.000%, 11/01/40	713,819	775,500
4.000%, 04/01/41	744,248	809,039
4.000%, 09/01/41	751,518	816,942
4.000%, 10/01/41	1,707,934	1,856,619
4.000%, 11/01/41	625,616	680,080
4.000%, 10/01/43	2,187,972	2,362,921
4.000%, 07/01/44	1,932,431	2,079,045
4.000%, 10/01/44	1,449,477	1,559,449
4.000%, 07/01/45	2,272,883	2,442,372
4.000%, 01/01/46	2,234,431	2,401,052
4.000%, 02/01/46	1,220,767	1,311,799
4.000%, 06/01/47	2,628,211	2,808,266
4.000%, 10/01/47	1,271,542	1,360,160
4.000%, 11/01/47	1,287,678	1,375,895
4.000%, 03/01/48	2,022,795	2,161,374
4.000%, 05/01/48	1,294,222	1,380,213
4.000%, 10/01/48	1,526,398	1,631,567
4.000%, 11/01/48	1,804,052	1,923,917
4.000%, 01/01/49	1,081,055	1,152,883
4.500%, 10/01/35	215,465	234,759
4.500%, 06/01/38	341,041	371,579
4.500%, 02/01/39	240,449	264,575
4.500%, 03/01/39	202,292	222,971
4.500%, 04/01/39	388,173	427,855
4.500%, 09/01/39	390,770	430,717
4.500%, 10/01/39	1,049,638	1,156,938
4.500%, 11/01/39	305,683	336,931
4.500%, 01/01/40	225,140	248,155
4.500%, 05/01/40	402,555	443,444
4.500%, 11/01/40	690,128	760,227
4.500%, 02/01/41	110,886	122,279
4.500%, 05/01/41	356,499	393,159
4.500%, 06/01/41	256,015	282,342
4.500%, 12/01/43	613,070	672,131

BHFTII-162

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.500%, 12/01/45	726,062	$790,467
4.500%, 08/01/47	1,609,707	1,739,723
4.500%, 08/01/48	867,788	937,330
4.500%, 10/01/48	1,499,243	1,619,388
4.500%, 12/01/48	1,088,342	1,175,558
5.000%, 10/01/33	338,125	378,060
5.000%, 03/01/34	44,329	49,265
5.000%, 08/01/35	220,585	244,972
5.000%, 09/01/35	94,790	105,269
5.000%, 10/01/35	86,326	95,858
5.000%, 01/01/36	241,540	268,244
5.000%, 04/01/38	152,423	167,912
5.000%, 11/01/39	781,420	860,573
5.000%, 05/01/40	1,010,368	1,112,043
5.500%, 06/01/34	128,833	145,082
5.500%, 10/01/35	86,252	97,104
5.500%, 12/01/35	294,197	331,213
5.500%, 01/01/36	208,265	234,469
5.500%, 12/01/37	202,022	226,430
5.500%, 04/01/38	854,545	957,215
5.500%, 07/01/38	97,614	109,359
5.500%, 08/01/38	300,604	336,771
6.000%, 11/01/28	4,119	4,552
6.000%, 12/01/28	2,947	3,294
6.000%, 04/01/29	1,544	1,703
6.000%, 06/01/31	1,675	1,854
6.000%, 07/01/31	378	433
6.000%, 09/01/31	46,412	50,362
6.000%, 11/01/32	11,531	13,153
6.000%, 06/01/34	39,674	43,664
6.000%, 11/01/35	50,331	57,866
6.000%, 02/01/36	77,940	87,844
6.000%, 08/01/36	23,390	27,078
6.000%, 10/01/36	82,152	95,367
6.000%, 11/01/36	44,029	49,843
6.000%, 01/01/37	33,844	38,063
6.000%, 02/01/38	87,574	101,024
6.000%, 11/01/39	729,020	849,115
6.000%, 04/01/40	241,495	286,673
6.500%, 02/01/30	4,314	4,822
6.500%, 08/01/31	4,734	5,523
6.500%, 10/01/31	5,946	6,494
6.500%, 11/01/31	9,991	11,698
6.500%, 03/01/32	174,789	204,706
6.500%, 04/01/32	170,301	199,658
6.500%, 09/01/36	211,110	254,950
6.500%, 11/01/37	69,242	81,945
7.000%, 12/01/27	671	761
7.000%, 11/01/28	1,760	2,019
7.000%, 04/01/29	1,709	1,970
7.000%, 05/01/29	531	591
7.000%, 06/01/29	4,764	5,205
7.000%, 07/01/29	562	626
7.000%, 01/01/31	37,202	40,257
7.500%, 08/01/24	5,084	5,164

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
7.500%, 10/01/27	4,286	4,868
7.500%, 10/01/29	6,366	7,427
7.500%, 05/01/30	9,952	11,506
8.000%, 02/01/27	1,661	1,891
8.000%, 10/01/28	2,905	3,309
Freddie Mac 30 Yr. Pool
2.500%, 03/01/50	4,986,277	5,169,501
3.000%, 01/01/48	1,630,540	1,711,927
3.000%, 09/01/49	4,707,785	4,937,159
3.000%, 12/01/49	4,914,803	5,154,263
3.000%, 02/01/50	2,408,503	2,525,851
3.000%, 04/01/50	4,000,000	4,198,940
3.500%, 10/01/47	2,185,809	2,316,744
3.500%, 04/01/49	2,322,279	2,453,800
3.500%, 05/01/49	1,417,511	1,497,791
3.500%, 10/01/49	2,344,700	2,478,592
4.000%, 02/01/49	1,052,721	1,122,230
4.000%, 06/01/49	1,824,206	1,949,010
4.500%, 01/01/49	999,684	1,079,309
4.500%, 09/01/49	2,065,369	2,222,621
Freddie Mac Multifamily Structured Pass-Through Certificates
3.060%, 07/25/23 (a)	4,800,000	5,044,503
3.117%, 06/25/27	2,000,000	2,205,731
3.171%, 10/25/24	975,000	1,048,269
3.187%, 09/25/27 (a)	1,265,000	1,403,511
3.194%, 07/25/27	685,000	759,894
3.458%, 08/25/23 (a)	2,000,000	2,131,455
3.780%, 10/25/28 (a)	4,000,000	4,587,969
3.920%, 09/25/28 (a)	2,900,000	3,360,316
Ginnie Mae I 15 Yr. Pool
3.000%, 08/15/28	1,249,134	1,308,474
5.000%, 10/15/20	11,187	11,223
5.000%, 01/15/21	5,047	5,051
Ginnie Mae I 30 Yr. Pool
3.000%, 11/15/42	1,578,712	1,705,638
3.000%, 12/15/42	1,322,182	1,428,483
3.000%, 02/15/43	1,027,027	1,109,599
3.000%, 03/15/43	1,200,855	1,291,240
3.000%, 05/15/43	1,710,698	1,839,457
3.000%, 07/15/43	1,100,990	1,183,858
3.500%, 02/15/42	496,445	539,163
4.000%, 07/15/39	1,037,968	1,135,573
4.000%, 07/15/40	635,255	693,716
4.500%, 01/15/39	168,477	185,917
4.500%, 04/15/39	478,165	527,748
4.500%, 05/15/39	953,133	1,051,968
4.500%, 08/15/39	444,195	490,256
4.500%, 01/15/40	420,637	464,255
4.500%, 04/15/40	396,276	440,431
4.500%, 02/15/41	134,795	149,814
4.500%, 04/15/41	268,186	298,220
5.000%, 12/15/35	168,581	188,710
5.000%, 12/15/36	66,177	72,422
5.000%, 01/15/39	487,018	546,555
5.000%, 02/15/39	106,426	121,840

BHFTII-163

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
5.000%, 08/15/39	651,677	$723,980
5.000%, 09/15/39	147,432	160,730
5.000%, 12/15/39	338,255	373,924
5.000%, 05/15/40	552,217	599,243
5.500%, 03/15/36	83,320	91,645
5.500%, 01/15/37	200,167	224,258
5.500%, 11/15/37	275,319	317,338
5.500%, 09/15/38	20,475	22,135
5.500%, 08/15/39	409,389	472,558
6.000%, 01/15/29	1,915	2,107
6.000%, 01/15/33	115,618	133,537
6.000%, 03/15/35	109,698	128,560
6.000%, 12/15/35	51,114	58,148
6.000%, 06/15/36	77,546	88,770
6.000%, 09/15/36	95,127	109,285
6.000%, 07/15/38	559,143	659,449
6.500%, 05/15/23	601	609
6.500%, 02/15/27	13,507	14,727
6.500%, 07/15/28	6,571	7,261
6.500%, 08/15/28	6,057	6,697
6.500%, 11/15/28	4,070	4,571
6.500%, 12/15/28	7,119	7,796
6.500%, 07/15/29	1,659	1,769
6.500%, 05/15/36	98,857	116,552
7.000%, 01/15/28	834	930
7.000%, 05/15/28	4,460	4,772
7.000%, 06/15/28	5,185	5,843
7.000%, 10/15/28	5,171	5,749
7.000%, 09/15/29	1,404	1,440
7.000%, 01/15/31	1,111	1,188
7.000%, 03/15/31	600	664
7.000%, 07/15/31	217,523	253,471
7.000%, 08/15/31	42,105	49,238
7.000%, 02/15/32	6,768	6,988
7.000%, 07/15/32	12,513	14,756
8.000%, 08/15/26	1,902	2,119
8.000%, 09/15/26	1,834	1,940
8.000%, 06/15/29	18,302	20,288
9.000%, 11/15/24	444	451
Ginnie Mae II 30 Yr. Pool
3.000%, 12/20/42	1,496,562	1,610,523
3.000%, 03/20/43	2,205,990	2,374,645
3.000%, 12/20/44	1,801,345	1,931,554
3.000%, 04/20/45	1,683,151	1,799,205
3.000%, 08/20/45	2,601,620	2,781,002
3.000%, 11/20/45	1,476,386	1,578,183
3.000%, 01/20/46	2,574,746	2,752,275
3.000%, 09/20/46	2,986,956	3,194,636
3.000%, 10/20/46	3,024,295	3,234,571
3.000%, 11/20/46	3,148,663	3,367,587
3.000%, 01/20/47	3,199,474	3,421,931
3.000%, 04/20/47	1,301,729	1,382,695
3.000%, 02/20/48	2,375,168	2,522,900
3.000%, 10/20/49	2,958,428	3,132,281
3.000%, 12/20/49	4,964,095	5,255,812

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
3.000%, 01/20/50	6,909,897	7,315,961
3.500%, 12/20/41	897,675	970,704
3.500%, 08/20/42	864,277	934,898
3.500%, 01/20/43	2,520,950	2,742,682
3.500%, 04/20/43	1,070,729	1,175,416
3.500%, 05/20/43	1,757,732	1,896,960
3.500%, 07/20/44	2,139,556	2,300,898
3.500%, 02/20/45	2,290,459	2,463,181
3.500%, 06/20/45	1,452,982	1,546,338
3.500%, 08/20/45	3,412,742	3,632,013
3.500%, 09/20/45	3,969,335	4,224,369
3.500%, 10/20/45	2,329,270	2,478,928
3.500%, 12/20/45	2,082,777	2,216,597
3.500%, 01/20/46	2,043,517	2,174,814
3.500%, 02/20/46	1,685,295	1,793,576
3.500%, 06/20/46	1,952,429	2,072,872
3.500%, 02/20/47	3,223,145	3,421,978
3.500%, 03/20/47	2,882,404	3,057,914
3.500%, 06/20/47	3,735,709	3,963,177
3.500%, 09/20/47	1,313,315	1,393,283
3.500%, 12/20/47	6,199,286	6,576,762
3.500%, 10/20/48	695,994	736,426
3.500%, 05/20/49	1,545,433	1,633,833
3.500%, 07/20/49	1,855,080	1,961,192
3.500%, 09/20/49	4,888,476	5,168,100
3.500%, 10/20/49	2,946,886	3,115,451
3.500%, 12/20/49	2,478,925	2,620,722
4.000%, 11/20/40	833,834	914,988
4.000%, 12/20/40	988,408	1,084,606
4.000%, 05/20/43	1,628,133	1,797,091
4.000%, 11/20/43	576,389	627,911
4.000%, 04/20/44	816,719	885,961
4.000%, 05/20/44	986,535	1,070,174
4.000%, 09/20/44	1,561,106	1,693,457
4.000%, 10/20/44	2,223,453	2,411,959
4.000%, 11/20/44	428,272	464,581
4.000%, 10/20/45	1,713,290	1,844,280
4.000%, 11/20/45	914,857	984,803
4.000%, 02/20/47	2,239,530	2,401,602
4.000%, 03/20/47	461,426	494,819
4.000%, 04/20/47	1,890,763	2,016,684
4.000%, 09/20/47	1,718,323	1,832,761
4.000%, 07/20/48	1,453,563	1,550,433
4.000%, 08/20/48	1,019,744	1,087,704
4.000%, 09/20/48	1,819,550	1,940,811
4.000%, 07/20/49	2,682,150	2,847,877
4.500%, 08/20/40	680,774	748,662
4.500%, 12/20/40	458,157	503,845
4.500%, 04/20/41	378,878	416,948
4.500%, 03/20/42	319,837	351,975
4.500%, 10/20/43	475,804	520,197
4.500%, 02/20/44	955,474	1,044,619
4.500%, 04/20/45	855,968	935,829
4.500%, 03/20/47	1,049,193	1,119,462
4.500%, 11/20/47	1,046,520	1,112,475

BHFTII-164

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
4.500%, 08/20/48	2,797,296	$2,975,374
4.500%, 03/20/49	1,148,213	1,221,309
5.000%, 08/20/40	317,612	354,063
5.000%, 10/20/40	337,523	376,260
5.000%, 06/20/44	706,544	787,631
5.000%, 10/20/48	1,236,635	1,314,281
5.000%, 01/20/49	996,884	1,059,476
6.500%, 06/20/31	12,904	14,950
6.500%, 11/20/38	281,901	338,505
7.500%, 02/20/28	1,296	1,458

		695,658,867

Federal Agencies — 1.3%
Federal Home Loan Bank 3.000%, 10/12/21 (b)	9,700,000	10,083,441
3.250%, 11/16/28 (b)	2,700,000	3,190,536
Federal Home Loan Mortgage Corp. 1.125%, 08/12/21	5,200,000	5,246,956
1.375%, 05/01/20	2,645,000	2,647,380
Federal National Mortgage Association 2.125%, 04/24/26 (b)	3,500,000	3,758,370
2.625%, 09/06/24	2,000,000	2,179,460
6.625%, 11/15/30 (b)	2,450,000	3,755,286
Tennessee Valley Authority 5.250%, 09/15/39 (b)	1,350,000	2,023,178

		32,884,607

U.S. Treasury — 41.1%
U.S. Treasury Bonds
2.250%, 08/15/46	3,000,000	3,577,031
2.250%, 08/15/49 (b)	13,800,000	16,693,687
2.500%, 02/15/46	8,200,000	10,212,844
2.500%, 05/15/46	4,800,000	5,983,500
2.750%, 08/15/42	4,820,000	6,159,056
2.750%, 11/15/42	3,200,000	4,096,000
2.750%, 08/15/47	3,000,000	3,948,750
2.750%, 11/15/47	7,300,000	9,615,469
2.875%, 05/15/43	5,760,000	7,491,600
2.875%, 11/15/46	4,600,000	6,154,656
3.000%, 11/15/44	2,600,000	3,501,469
3.000%, 02/15/47	7,000,000	9,590,000
3.000%, 05/15/47	5,800,000	7,952,344
3.000%, 08/15/48	11,200,000	15,491,000
3.000%, 02/15/49	7,300,000	10,120,766
3.125%, 11/15/41	3,000,000	4,056,563
3.125%, 02/15/42 (b)	1,800,000	2,437,313
3.125%, 02/15/43	3,270,000	4,432,894
3.125%, 08/15/44	4,700,000	6,447,813
3.375%, 05/15/44	3,000,000	4,267,500
3.375%, 11/15/48 (b)	10,000,000	14,739,062
3.500%, 02/15/39 (b)	1,872,000	2,623,140
3.625%, 08/15/43	2,600,000	3,799,656
3.625%, 02/15/44	8,020,000	11,766,844
3.750%, 11/15/43	2,600,000	3,876,031

U.S. Treasury —(Continued)
U.S. Treasury Bonds
4.250%, 05/15/39	2,200,000	3,371,844
4.250%, 11/15/40	4,280,000	6,668,106
4.375%, 11/15/39	1,900,000	2,972,906
4.375%, 05/15/40	3,220,000	5,069,991
4.375%, 05/15/41	1,350,000	2,145,445
4.500%, 02/15/36 (b)	1,600,000	2,428,250
4.625%, 02/15/40	3,000,000	4,852,500
5.000%, 05/15/37 (b)	1,560,000	2,526,469
5.250%, 02/15/29	750,000	1,038,984
5.375%, 02/15/31 (b)	3,675,000	5,398,230
6.250%, 08/15/23	7,700,000	9,225,562
6.250%, 05/15/30	2,500,000	3,814,453
6.375%, 08/15/27	2,900,000	4,096,703
6.500%, 11/15/26 (b)	2,500,000	3,455,469
7.125%, 02/15/23	11,125,000	13,291,768
7.250%, 08/15/22	6,120,000	7,113,544
8.000%, 11/15/21	2,920,000	3,284,202
8.125%, 08/15/21 (b)	1,250,000	1,383,789
U.S. Treasury Notes
1.125%, 06/30/21 (b)	14,200,000	14,362,523
1.125%, 07/31/21	12,300,000	12,444,141
1.125%, 08/31/21	6,300,000	6,377,520
1.250%, 03/31/21 (b)	4,100,000	4,143,242
1.250%, 07/31/23	8,600,000	8,857,328
1.500%, 10/31/24 (b)	8,100,000	8,512,594
1.500%, 08/15/26	10,600,000	11,225,234
1.500%, 01/31/27 (b)	8,000,000	8,505,000
1.625%, 06/30/21	9,000,000	9,158,906
1.625%, 12/31/21 (b)	10,000,000	10,239,844
1.625%, 11/15/22	13,900,000	14,378,899
1.625%, 05/31/23	7,900,000	8,218,469
1.625%, 02/15/26	12,400,000	13,186,625
1.625%, 05/15/26	10,900,000	11,615,312
1.625%, 09/30/26	6,000,000	6,412,500
1.625%, 08/15/29 (b)	15,000,000	16,263,281
1.750%, 11/30/21	11,000,000	11,272,422
1.750%, 02/28/22	9,000,000	9,251,719
1.750%, 05/15/22 (b)	8,000,000	8,252,500
1.750%, 05/31/22	5,100,000	5,261,367
1.750%, 07/15/22	9,000,000	9,303,047
1.750%, 05/15/23 (b)	12,720,000	13,274,512
1.875%, 02/28/22	9,000,000	9,276,328
1.875%, 03/31/22	11,000,000	11,351,914
1.875%, 04/30/22	12,100,000	12,502,703
1.875%, 07/31/22	11,100,000	11,511,047
1.875%, 08/31/22	7,400,000	7,681,547
1.875%, 09/30/22	16,900,000	17,564,117
1.875%, 08/31/24	10,200,000	10,860,609
1.875%, 06/30/26	6,900,000	7,467,633
2.000%, 10/31/21	6,000,000	6,163,125
2.000%, 11/15/21	3,000,000	3,084,727
2.000%, 02/15/22	17,700,000	18,264,187
2.000%, 11/30/22	6,700,000	7,000,977
2.000%, 02/15/23	6,900,000	7,229,906
2.000%, 05/31/24 (b)	8,400,000	8,968,312

BHFTII-165

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury —(Continued)
U.S. Treasury Notes
2.000%, 02/15/25	15,500,000	$16,681,875
2.000%, 08/15/25	14,100,000	15,246,727
2.000%, 11/15/26	7,300,000	7,984,375
2.125%, 06/30/21 (b)	12,000,000	12,287,344
2.125%, 08/15/21	8,710,000	8,930,132
2.125%, 12/31/21	11,900,000	12,282,102
2.125%, 12/31/22	7,200,000	7,557,750
2.125%, 02/29/24	12,000,000	12,819,375
2.125%, 03/31/24	13,100,000	14,018,023
2.125%, 05/15/25	11,900,000	12,912,430
2.125%, 05/31/26	6,800,000	7,458,219
2.250%, 04/30/21	3,000,000	3,066,680
2.250%, 07/31/21	13,000,000	13,339,727
2.250%, 11/15/24	27,700,000	30,048,008
2.250%, 11/15/25	10,800,000	11,851,312
2.250%, 02/15/27	11,800,000	13,144,094
2.250%, 08/15/27	2,100,000	2,352,328
2.250%, 11/15/27	7,600,000	8,529,812
2.375%, 04/15/21	5,000,000	5,112,695
2.375%, 08/15/24	15,900,000	17,276,344
2.375%, 05/15/27	8,000,000	9,005,000
2.375%, 05/15/29	6,800,000	7,812,563
2.500%, 03/31/23	7,800,000	8,307,609
2.500%, 08/15/23 (b)	14,400,000	15,441,750
2.500%, 05/15/24	10,000,000	10,871,875
2.500%, 02/28/26	6,700,000	7,478,352
2.625%, 12/31/23 (b)	6,900,000	7,484,883
2.625%, 02/15/29	10,000,000	11,670,312
2.750%, 08/31/23	4,800,000	5,192,625
2.750%, 11/15/23	19,335,000	20,995,091
2.750%, 02/15/24	12,400,000	13,532,469
2.750%, 02/28/25	6,900,000	7,684,336
2.750%, 02/15/28 (b)	9,100,000	10,592,969
2.875%, 10/15/21	3,900,000	4,056,762
2.875%, 04/30/25	8,400,000	9,432,281
2.875%, 07/31/25	6,600,000	7,445,109
2.875%, 05/15/28	5,900,000	6,947,250
2.875%, 08/15/28	6,000,000	7,083,750
3.125%, 11/15/28	8,000,000	9,646,250

		1,034,197,908

Total U.S. Treasury & Government Agencies (Cost $1,626,413,171)		1,762,741,382

Corporate Bonds & Notes — 25.8%

Aerospace/Defense — 0.6%
Boeing Co. (The) 7.250%, 06/15/25	460,000	497,200
General Dynamics Corp. 3.000%, 05/11/21	1,000,000	1,007,250
Lockheed Martin Corp. 3.550%, 01/15/26 (b)	1,000,000	1,071,820
4.090%, 09/15/52	3,454,000	4,165,179

Aerospace/Defense —(Continued)
Northrop Grumman Corp. 3.250%, 01/15/28	1,100,000	1,141,063
Northrop Grumman Systems Corp. 7.750%, 02/15/31	515,000	715,345
Raytheon Co. 3.125%, 10/15/20 (b)	1,000,000	998,800
United Technologies Corp. 3.125%, 05/04/27 (b)	2,000,000	2,038,820
4.500%, 06/01/42	2,645,000	3,019,030
7.500%, 09/15/29 (b)	200,000	264,856

		14,919,363

Agriculture — 0.4%
Altria Group, Inc. 4.000%, 01/31/24 (b)	1,000,000	1,028,810
Archer-Daniels-Midland Co. 4.479%, 03/01/21	2,000,000	2,039,640
Philip Morris International, Inc. 3.250%, 11/10/24 (b)	2,000,000	2,105,280
Reynolds American, Inc. 4.450%, 06/12/25	3,800,000	3,883,904

		9,057,634

Airlines — 0.1%
Delta Air Lines, Inc. 2.900%, 10/28/24 (b)	2,000,000	1,646,200

Auto Manufacturers — 0.4%
American Honda Finance Corp. 2.300%, 09/09/26 (b)	1,100,000	1,051,314
Daimler Finance North America LLC 8.500%, 01/18/31	1,050,000	1,418,802
General Motors Financial Co., Inc. 3.200%, 07/06/21	2,000,000	1,899,140
4.350%, 01/17/27 (b)	3,200,000	2,557,632
Toyota Motor Credit Corp. 3.300%, 01/12/22	2,000,000	2,029,300

		8,956,188

Banks — 5.8%
Bank of America Corp. 2.625%, 04/19/21 (b)	1,000,000	1,005,190
3.300%, 01/11/23 (b)	4,075,000	4,210,168
4.100%, 07/24/23	2,905,000	3,092,227
4.200%, 08/26/24 (b)	3,000,000	3,175,350
5.875%, 02/07/42	3,000,000	4,160,100
Bank of Montreal 1.900%, 08/27/21 (b)	1,000,000	1,000,260
Bank of New York Mellon Corp. (The) 3.442%, 3M LIBOR + 1.069%, 02/07/28 (a) (b)	1,800,000	1,865,268
Bank of Nova Scotia (The) 2.700%, 03/07/22 (b)	3,000,000	3,052,560
Barclays plc 4.375%, 01/12/26	3,500,000	3,634,120

BHFTII-166

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks —(Continued)
BNP Paribas S.A. 5.000%, 01/15/21 (b)	1,225,000	$1,249,390
Branch Banking & Trust Co. 2.850%, 04/01/21	3,400,000	3,410,200
Capital One N.A. 2.250%, 09/13/21	3,000,000	2,934,000
Citigroup, Inc. 2.700%, 03/30/21	2,000,000	2,008,020
3.200%, 10/21/26	1,700,000	1,760,197
4.750%, 05/18/46	3,400,000	3,682,608
5.375%, 08/09/20	2,200,000	2,221,802
Cooperatieve Rabobank UA 5.250%, 05/24/41	1,640,000	2,392,957
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/22	1,000,000	1,013,420
4.550%, 04/17/26	2,700,000	2,841,129
Deutsche Bank AG 4.250%, 10/14/21	900,000	854,064
Fifth Third Bancorp 8.250%, 03/01/38	1,175,000	1,628,221
Goldman Sachs Group, Inc. (The) 3.850%, 01/26/27 (b)	1,900,000	1,942,446
4.000%, 03/03/24 (b)	2,000,000	2,096,140
4.223%, 3M LIBOR + 1.301%, 05/01/29 (a)	1,900,000	2,004,709
6.125%, 02/15/33	2,075,000	2,665,524
HSBC Holdings plc 5.100%, 04/05/21	2,556,000	2,613,357
5.250%, 03/14/44 (b)	900,000	1,063,755
6.500%, 09/15/37	2,405,000	2,898,939
JPMorgan Chase & Co. 2.950%, 10/01/26	2,000,000	2,055,320
3.250%, 09/23/22	2,850,000	2,928,090
3.882%, 3M LIBOR + 1.360%, 07/24/38 (a)	2,100,000	2,342,823
3.900%, 07/15/25	4,700,000	5,056,871
KeyBank N.A. 3.300%, 06/01/25 (b)	3,800,000	3,949,302
KFW 1.625%, 03/15/21	5,500,000	5,556,705
1.750%, 09/14/29	2,000,000	2,127,380
2.375%, 08/25/21	1,945,000	1,996,270
Landwirtschaftliche Rentenbank 2.000%, 01/13/25	1,500,000	1,593,570
Lloyds Bank plc 6.375%, 01/21/21	1,500,000	1,535,655
Mitsubishi UFJ Financial Group, Inc. 2.998%, 02/22/22	1,900,000	1,930,571
3.850%, 03/01/26	1,000,000	1,051,140
Mizuho Financial Group, Inc. 4.018%, 03/05/28	1,800,000	1,931,832
Morgan Stanley 4.300%, 01/27/45	2,900,000	3,431,541
4.350%, 09/08/26 (b)	3,800,000	4,123,874
7.250%, 04/01/32	1,850,000	2,584,820
National Australia Bank, Ltd. 2.800%, 01/10/22	1,900,000	1,920,691

Banks —(Continued)
Oesterreichische Kontrollbank AG 2.875%, 03/13/23	1,300,000	1,386,086
PNC Bank N.A. 2.950%, 02/23/25	4,100,000	4,221,073
Royal Bank of Scotland Group plc 3.498%, 3M LIBOR + 1.480%, 05/15/23 (a) (b)	1,000,000	997,740
3.875%, 09/12/23	1,000,000	1,025,550
Santander UK Group Holdings plc 2.875%, 08/05/21	1,500,000	1,492,440
Sumitomo Mitsui Financial Group, Inc. 2.632%, 07/14/26	4,700,000	4,634,482
Toronto-Dominion Bank (The) 3.500%, 07/19/23 (b)	3,000,000	3,168,360
U.S. Bancorp 3.600%, 09/11/24 (b)	3,000,000	3,197,880
Wells Fargo & Co. 3.000%, 01/22/21	3,400,000	3,408,670
3.000%, 10/23/26 (b)	2,000,000	2,083,180
5.606%, 01/15/44	2,200,000	2,631,222
Wells Fargo Bank N.A. 5.950%, 08/26/36	1,900,000	2,488,202
Westpac Banking Corp. 2.800%, 01/11/22	2,000,000	2,020,980

		145,348,441

Beverages—0.6%
Anheuser-Busch InBev Finance, Inc. 4.900%, 02/01/46 (b)	3,300,000	3,398,274
Anheuser-Busch InBev Worldwide, Inc. 4.439%, 10/06/48	1,165,000	1,200,335
5.550%, 01/23/49	1,900,000	2,230,182
Coca-Cola Co. (The) 3.150%, 11/15/20	280,000	282,136
3.200%, 11/01/23	3,000,000	3,242,070
Keurig Dr Pepper, Inc. 4.057%, 05/25/23	1,000,000	1,047,030
PepsiCo, Inc. 3.375%, 07/29/49	900,000	1,010,574
3.600%, 03/01/24	2,475,000	2,645,082

		15,055,683

Biotechnology—0.3%
Amgen, Inc. 2.600%, 08/19/26 (b)	3,200,000	3,327,360
3.625%, 05/22/24	1,200,000	1,263,276
Gilead Sciences, Inc. 3.650%, 03/01/26	3,000,000	3,239,040

		7,829,676

Chemicals—0.3%
Dow Chemical Co. (The) 4.375%, 11/15/42	1,000,000	995,810
9.400%, 05/15/39	650,000	976,716
DuPont de Nemours, Inc. 5.419%, 11/15/48 (b)	1,600,000	1,848,720

BHFTII-167

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
LyondellBasell Industries NV 4.625%, 02/26/55	1,400,000	$1,394,204
Praxair, Inc. 3.000%, 09/01/21	1,950,000	1,982,448

		7,197,898

Computers—0.8%
Apple, Inc. 2.250%, 02/23/21	3,000,000	3,024,780
2.400%, 05/03/23 (b)	4,072,000	4,238,626
4.450%, 05/06/44 (b)	944,000	1,209,264
4.650%, 02/23/46	2,700,000	3,567,834
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	1,400,000	1,445,990
International Business Machines Corp. 3.300%, 05/15/26 (b)	1,900,000	2,033,266
4.000%, 06/20/42	3,200,000	3,626,880

		19,146,640

Cosmetics/Personal Care—0.2%
Procter & Gamble Co. (The) 2.300%, 02/06/22	1,600,000	1,640,864
3.550%, 03/25/40	900,000	1,049,640
Unilever Capital Corp. 2.900%, 05/05/27	1,500,000	1,570,470
5.900%, 11/15/32	1,500,000	2,020,725

		6,281,699

Diversified Financial Services—0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.950%, 02/01/22 (b)	1,800,000	1,625,508
Air Lease Corp. 4.250%, 02/01/24	900,000	773,847
American Express Credit Corp. 3.300%, 05/03/27 (b)	3,000,000	3,101,700
BlackRock, Inc. 3.500%, 03/18/24 (b)	3,800,000	4,093,094
Charles Schwab Corp. (The) 4.625%, 03/22/30	900,000	989,359
GE Capital International Funding Co. 4.418%, 11/15/35	2,700,000	2,881,710
Intercontinental Exchange, Inc. 3.750%, 12/01/25	1,000,000	1,052,930
Visa, Inc. 2.800%, 12/14/22 (b)	3,000,000	3,124,890

		17,643,038

Electric—1.8%
Connecticut Light & Power Co. (The) 4.000%, 04/01/48	1,000,000	1,136,220
Consolidated Edison Co. of New York, Inc. 3.950%, 03/01/43	3,070,000	2,776,907
Dominion Energy, Inc. 3.900%, 10/01/25	1,900,000	1,960,401

Electric—(Continued)
DTE Electric Co. 3.700%, 03/15/45 (b)	2,000,000	2,212,260
Duke Energy Carolinas LLC 5.300%, 02/15/40	2,000,000	2,457,200
Duke Energy Corp. 3.050%, 08/15/22	4,000,000	3,988,400
Entergy Louisiana LLC 4.000%, 03/15/33	1,000,000	1,108,220
Exelon Corp. 3.400%, 04/15/26	3,000,000	2,923,170
5.625%, 06/15/35	1,500,000	1,725,870
FirstEnergy Corp. 3.900%, 07/15/27	2,000,000	2,031,640
Florida Power & Light Co. 5.950%, 02/01/38	1,700,000	2,290,886
Georgia Power Co. 4.300%, 03/15/42	2,000,000	2,179,580
MidAmerican Energy Co. 4.250%, 07/15/49	1,500,000	1,776,615
Northern States Power Co. 6.250%, 06/01/36 (b)	2,200,000	3,383,952
Oncor Electric Delivery Co. LLC 7.000%, 05/01/32	950,000	1,349,675
PPL Capital Funding, Inc. 3.400%, 06/01/23	2,000,000	2,004,060
PSEG Power LLC 8.625%, 04/15/31	1,000,000	1,276,810
Sempra Energy 3.400%, 02/01/28 (b)	2,100,000	2,105,901
Southern California Edison Co. 3.650%, 03/01/28	1,900,000	1,966,063
4.000%, 04/01/47	1,000,000	1,047,210
Southwestern Electric Power Co. 4.100%, 09/15/28	1,800,000	1,934,946
Union Electric Co. 3.500%, 03/15/29	1,800,000	1,919,448

		45,555,434

Electrical Components & Equipment—0.0%
Emerson Electric Co. 2.625%, 12/01/21	1,000,000	1,024,250

Food—0.3%
General Mills, Inc. 4.200%, 04/17/28 (b)	1,500,000	1,644,900
Kroger Co. (The) 3.300%, 01/15/21	1,900,000	1,895,250
Sysco Corp. 2.600%, 06/12/22	2,400,000	2,291,856
Tyson Foods, Inc. 3.550%, 06/02/27	1,200,000	1,227,636

		7,059,642

BHFTII-168

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Forest Products & Paper—0.1%
Georgia-Pacific LLC 8.000%, 01/15/24	1,800,000	$2,163,870
International Paper Co. 3.000%, 02/15/27 (b)	1,500,000	1,525,275

		3,689,145

Gas—0.1%
NiSource, Inc. 4.800%, 02/15/44	1,500,000	1,482,240

Healthcare-Products—0.4%
Abbott Laboratories 4.750%, 11/30/36	3,000,000	3,852,630
Medtronic, Inc. 4.625%, 03/15/45 (b)	2,433,000	3,243,238
Thermo Fisher Scientific, Inc. 4.150%, 02/01/24	3,445,000	3,662,896

		10,758,764

Healthcare-Services—0.3%
Aetna, Inc. 2.750%, 11/15/22	1,000,000	1,004,910
Anthem, Inc. 5.850%, 01/15/36	1,800,000	2,433,546
UnitedHealth Group, Inc. 3.750%, 07/15/25	3,600,000	3,880,224
4.250%, 06/15/48	1,000,000	1,185,840

		8,504,520

Insurance—0.9%
Aflac, Inc. 3.625%, 06/15/23	1,475,000	1,516,285
American International Group, Inc. 3.300%, 03/01/21	3,000,000	3,002,760
4.500%, 07/16/44 (b)	1,100,000	1,129,942
AXA S.A. 8.600%, 12/15/30	1,165,000	1,551,629
Berkshire Hathaway Finance Corp. 4.200%, 08/15/48	2,700,000	3,240,864
Berkshire Hathaway, Inc. 3.125%, 03/15/26	2,900,000	3,104,740
Chubb Corp. (The) 6.000%, 05/11/37	865,000	1,184,929
Chubb INA Holdings, Inc. 3.350%, 05/15/24 (b)	2,000,000	2,076,540
Hartford Financial Services Group, Inc. (The) 6.100%, 10/01/41	780,000	1,003,564
Marsh & McLennan Cos., Inc. 3.750%, 03/14/26	2,000,000	2,057,720
Principal Financial Group, Inc. 3.100%, 11/15/26	1,000,000	986,520
Prudential Financial, Inc. 5.700%, 12/14/36	1,525,000	1,884,076

		22,739,569

Internet—0.3%
Alibaba Group Holding, Ltd. 4.200%, 12/06/47 (b)	1,400,000	1,688,134
Amazon.com, Inc. 3.800%, 12/05/24 (b)	1,800,000	1,994,382
3.875%, 08/22/37	1,900,000	2,259,879
eBay, Inc. 3.600%, 06/05/27	1,500,000	1,517,865

		7,460,260

Iron/Steel—0.0%
Vale Overseas, Ltd. 6.875%, 11/21/36	528,000	586,877

Lodging—0.0%
Sands China, Ltd. 5.400%, 08/08/28 (b)	900,000	837,333

Machinery—Construction & Mining—0.1%
Caterpillar Financial Services Corp. 3.750%, 11/24/23	1,000,000	1,047,620
Caterpillar, Inc. 3.803%, 08/15/42 (b)	1,500,000	1,650,435

		2,698,055

Machinery-Diversified—0.1%
Deere & Co. 2.600%, 06/08/22	1,950,000	1,975,565

Media—0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, 07/23/22	2,800,000	2,902,284
6.484%, 10/23/45	900,000	1,076,994
Comcast Corp. 3.150%, 03/01/26	2,000,000	2,089,900
3.969%, 11/01/47 (b)	2,900,000	3,336,334
4.650%, 07/15/42	1,670,000	2,096,301
5.650%, 06/15/35	1,500,000	1,992,585
Discovery Communications LLC 6.350%, 06/01/40	1,800,000	1,990,170
Time Warner Cable LLC 6.550%, 05/01/37	100,000	118,146
Time Warner Entertainment Co. L.P. 8.375%, 03/15/23	380,000	423,852
TWDC Enterprises 18 Corp. 2.950%, 06/15/27 (b)	2,000,000	2,079,700
ViacomCBS, Inc. 4.375%, 03/15/43	3,500,000	3,058,370
Walt Disney Co. (The) 6.550%, 03/15/33	1,950,000	2,591,706

		23,756,342

Mining—0.2%
Newmont Corp. 6.250%, 10/01/39	1,800,000	2,216,880

BHFTII-169

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—(Continued)
Rio Tinto Alcan, Inc. 6.125%, 12/15/33	1,751,000	$2,311,320

		4,528,200

Miscellaneous Manufacturing—0.3%
3M Co. 3.625%, 10/15/47	1,000,000	1,078,730
General Electric Co. 3.375%, 03/11/24	2,900,000	2,868,216
5.300%, 02/11/21	1,915,000	1,947,785
6.750%, 03/15/32	1,250,000	1,506,612
7.500%, 08/21/35	100,000	103,985
Ingersoll-Rand Luxembourg Finance S.A. 3.800%, 03/21/29 (b)	1,000,000	1,027,840

		8,533,168

Multi-National—1.4%
African Development Bank 2.625%, 03/22/21	1,000,000	1,019,660
Asian Development Bank 1.625%, 08/26/20	4,000,000	4,016,560
2.000%, 02/16/22	2,000,000	2,054,560
European Investment Bank 1.875%, 02/10/25 (b)	2,500,000	2,638,175
2.500%, 10/15/24 (b)	3,800,000	4,111,106
4.000%, 02/16/21	1,700,000	1,752,037
4.875%, 02/15/36 (b)	1,100,000	1,637,922
Inter-American Development Bank 2.125%, 01/15/25	4,000,000	4,266,560
2.375%, 07/07/27	1,500,000	1,658,595
7.000%, 06/15/25	200,000	259,630
International Bank for Reconstruction & Development 2.125%, 03/03/25	3,000,000	3,210,780
2.500%, 07/29/25	2,000,000	2,185,500
7.625%, 01/19/23	2,970,000	3,550,546
International Finance Corp. 1.125%, 07/20/21	1,600,000	1,613,120

		33,974,751

Oil & Gas—1.2%
Apache Finance Canada Corp. 7.750%, 12/15/29	100,000	62,068
BP Capital Markets America, Inc. 3.245%, 05/06/22	3,900,000	3,937,050
Burlington Resources LLC 5.950%, 10/15/36	1,550,000	1,747,827
Canadian Natural Resources, Ltd. 6.250%, 03/15/38 (b)	1,800,000	1,398,204
Chevron Corp. 3.191%, 06/24/23	2,025,000	2,117,461
ConocoPhillips Holding Co. 6.950%, 04/15/29 (b)	700,000	854,875
Equinor ASA 3.250%, 11/10/24 (b)	3,100,000	3,167,642

Oil & Gas—(Continued)
Exxon Mobil Corp. 3.176%, 03/15/24 (b)	2,900,000	3,022,032
4.114%, 03/01/46	800,000	950,890
Marathon Oil Corp. 6.600%, 10/01/37	2,000,000	1,302,080
Petroleos Mexicanos 6.625%, 06/15/35	3,400,000	2,274,226
6.750%, 09/21/47	1,700,000	1,095,089
7.690%, 01/23/50 (144A)	1,971,000	1,339,531
Phillips 66 4.875%, 11/15/44	1,000,000	1,009,410
Shell International Finance B.V. 2.375%, 11/07/29	4,000,000	3,950,560
Total Capital International S.A. 2.700%, 01/25/23	1,500,000	1,519,410
Valero Energy Corp. 3.400%, 09/15/26	1,000,000	886,950

		30,635,305

Oil & Gas Services—0.0%
Halliburton Co. 3.500%, 08/01/23	209,000	197,292

Pharmaceuticals—1.7%
AbbVie, Inc. 4.400%, 11/06/42	3,200,000	3,571,840
Allergan Funding SCS 3.800%, 03/15/25	2,400,000	2,462,616
AstraZeneca plc 4.000%, 09/18/42	1,200,000	1,400,928
Becton Dickinson & Co. 4.669%, 06/06/47	2,000,000	2,166,280
Bristol-Myers Squibb Co. 4.625%, 05/15/44 (144A)	2,000,000	2,508,920
Cigna Corp. 4.500%, 02/25/26 (144A)	2,700,000	2,906,199
6.125%, 11/15/41 (144A)	313,000	395,187
CVS Health Corp. 3.350%, 03/09/21	1,500,000	1,509,690
4.300%, 03/25/28	1,400,000	1,484,098
4.780%, 03/25/38	2,500,000	2,760,575
5.050%, 03/25/48	1,500,000	1,712,760
5.125%, 07/20/45	1,900,000	2,178,198
GlaxoSmithKline Capital, Inc. 3.875%, 05/15/28	2,000,000	2,241,280
Johnson & Johnson 3.700%, 03/01/46 (b)	2,000,000	2,440,140
5.950%, 08/15/37 (b)	910,000	1,319,336
Merck & Co., Inc. 2.400%, 09/15/22	1,000,000	1,027,630
6.550%, 09/15/37	1,000,000	1,462,390
Merck Sharp & Dohme Corp. 5.950%, 12/01/28	300,000	370,962
Novartis Capital Corp. 4.400%, 04/24/20	900,000	900,684

BHFTII-170

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Sanofi 4.000%, 03/29/21 (b)	1,275,000	$1,297,147
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/26	3,000,000	3,052,980
Wyeth LLC 5.950%, 04/01/37	3,300,000	4,669,632

		43,839,472

Pipelines—0.8%
El Paso Natural Gas Co. LLC 8.375%, 06/15/32	220,000	246,101
Enbridge Energy Partners L.P. 5.875%, 10/15/25	3,000,000	2,746,290
Energy Transfer Operating L.P. 4.650%, 06/01/21	1,950,000	1,874,477
5.150%, 03/15/45	2,600,000	2,020,252
Enterprise Products Operating LLC 3.950%, 02/15/27 (b)	3,800,000	3,388,764
Kinder Morgan Energy Partners L.P. 6.500%, 02/01/37	2,000,000	1,908,380
MPLX L.P. 5.200%, 03/01/47 (b)	1,000,000	789,650
Tennessee Gas Pipeline Co. LLC 7.000%, 10/15/28	1,050,000	1,157,331
7.625%, 04/01/37 (b)	640,000	748,883
TransCanada PipeLines, Ltd. 6.200%, 10/15/37	1,800,000	2,099,142
Williams Cos., Inc. (The) 3.750%, 06/15/27	2,500,000	2,318,325

		19,297,595

Real Estate Investment Trusts—0.7%
Alexandria Real Estate Equities, Inc. 3.375%, 08/15/31	1,000,000	927,320
American Tower Corp. 3.000%, 06/15/23	2,100,000	2,029,230
AvalonBay Communities, Inc. 2.300%, 03/01/30 (b)	2,000,000	1,890,960
Boston Properties L.P. 3.850%, 02/01/23 (b)	2,950,000	3,003,218
Digital Realty Trust L.P. 3.700%, 08/15/27	3,500,000	3,475,675
Simon Property Group L.P. 3.300%, 01/15/26	3,800,000	3,813,870
Ventas Realty L.P. 3.100%, 01/15/23 (b)	2,100,000	2,184,462
Welltower, Inc. 4.000%, 06/01/25	1,500,000	1,480,995

		18,805,730

Retail—0.8%
Home Depot, Inc. (The) 2.000%, 04/01/21	1,000,000	1,001,380
4.250%, 04/01/46	2,000,000	2,326,020
4.400%, 04/01/21	1,450,000	1,474,664

Retail—(Continued)
Lowe’s Cos., Inc. 4.050%, 05/03/47	1,500,000	1,535,235
McDonald’s Corp. 3.700%, 01/30/26 (b)	3,000,000	3,164,970
Starbucks Corp. 3.550%, 08/15/29	1,000,000	1,049,477
Target Corp. 4.000%, 07/01/42	1,000,000	1,172,270
6.350%, 11/01/32 (b)	708,000	965,266
Walmart, Inc. 2.550%, 04/11/23	4,000,000	4,134,280
4.050%, 06/29/48	900,000	1,120,572
5.250%, 09/01/35	935,000	1,275,405

		19,219,539

Semiconductors—0.4%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.000%, 01/15/22	3,100,000	3,064,226
Intel Corp. 2.700%, 12/15/22	2,000,000	2,088,560
3.734%, 12/08/47	1,000,000	1,170,530
QUALCOMM, Inc. 3.450%, 05/20/25	4,000,000	4,194,720

		10,518,036

Software—0.8%
Fiserv, Inc. 2.750%, 07/01/24	2,000,000	2,003,980
Microsoft Corp. 3.125%, 11/03/25 (b)	5,100,000	5,571,903
4.250%, 02/06/47 (b)	3,000,000	3,863,490
Oracle Corp. 1.900%, 09/15/21	1,800,000	1,804,500
2.500%, 10/15/22	2,100,000	2,144,835
4.125%, 05/15/45 (b)	4,200,000	4,599,294

		19,988,002

Telecommunications—1.4%
AT&T, Inc. 4.100%, 02/15/28	2,687,000	2,816,567
4.125%, 02/17/26	3,000,000	3,177,030
5.150%, 11/15/46	1,308,000	1,526,737
5.300%, 08/15/58	2,500,000	2,932,675
6.100%, 07/15/40	925,000	1,083,406
7.125%, 12/15/31	100,000	130,391
British Telecommunications plc 9.625%, 12/15/30	1,000,000	1,595,630
Cisco Systems, Inc. 2.500%, 09/20/26	1,200,000	1,265,064
5.500%, 01/15/40 (b)	2,000,000	2,864,400
Deutsche Telekom International Finance B.V. 8.750%, 06/15/30	1,000,000	1,403,030
Orange S.A. 5.500%, 02/06/44	1,000,000	1,296,120

BHFTII-171

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Telefonica Emisiones S.A. 4.103%, 03/08/27 (b)	1,900,000	$1,957,988
Verizon Communications, Inc. 3.376%, 02/15/25 (b)	2,078,000	2,224,748
4.812%, 03/15/39	1,927,000	2,389,866
5.012%, 04/15/49 (b)	2,032,000	2,717,353
Vodafone Group plc 5.250%, 05/30/48	1,700,000	2,016,931
6.150%, 02/27/37	2,170,000	2,575,551

		33,973,487

Transportation—0.6%
Burlington Northern Santa Fe LLC 4.150%, 04/01/45	3,900,000	4,502,472
CSX Corp. 6.150%, 05/01/37	1,600,000	2,061,440
FedEx Corp. 4.550%, 04/01/46	1,000,000	941,200
Norfolk Southern Corp. 3.000%, 04/01/22	1,911,000	1,912,433
5.590%, 05/17/25	28,000	30,698
Union Pacific Corp. 4.500%, 09/10/48	900,000	962,964
6.625%, 02/01/29 (b)	1,200,000	1,527,768
United Parcel Service, Inc. 2.500%, 04/01/23	2,000,000	2,033,640

		13,972,615

Water—0.0%
American Water Capital Corp. 3.750%, 09/01/28 (b)	900,000	937,728

Total Corporate Bonds & Notes (Cost $625,580,070)		649,631,376

Foreign Government—1.6%

Electric—0.0%
Hydro-Quebec 8.400%, 01/15/22	1,000,000	1,134,990

Provincial—0.4%
Province of British Columbia Canada 2.000%, 10/23/22 (b)	1,970,000	2,033,789
Province of Ontario Canada 2.450%, 06/29/22	2,000,000	2,072,240
3.050%, 01/29/24 (b)	1,900,000	2,051,012
Province of Quebec Canada 2.500%, 04/20/26 (b)	2,000,000	2,165,060
7.500%, 07/15/23	350,000	425,386

		8,747,487

Sovereign—1.2%
Colombia Government International Bonds 5.000%, 06/15/45	1,000,000	1,023,100
8.125%, 05/21/24	1,500,000	1,716,300

Sovereign—(Continued)
Export Development Canada 2.000%, 05/17/22 (b)	1,000,000	1,030,600
Italy Government International Bond 2.875%, 10/17/29	2,000,000	1,908,460
Japan Bank for International Cooperation 2.500%, 05/23/24	3,900,000	4,146,909
Mexico Government International Bonds 4.750%, 03/08/44 (b)	900,000	909,567
5.750%, 10/12/10	2,000,000	2,079,400
6.750%, 09/27/34 (b)	1,050,000	1,379,931
8.000%, 09/24/22 (b)	2,200,000	2,566,520
Panama Government International Bond 4.500%, 05/15/47 (b)	1,400,000	1,525,678
Peruvian Government International Bond 8.750%, 11/21/33 (b)	1,450,000	2,295,307
Philippine Government International Bonds 3.950%, 01/20/40 (b)	2,100,000	2,302,062
5.000%, 01/13/37	1,740,000	2,067,729
Poland Government International Bond 3.250%, 04/06/26 (b)	2,000,000	2,170,580
Ukraine Government AID Bond 1.471%, 09/29/21	1,600,000	1,623,696
Uruguay Government International Bond 4.375%, 10/27/27	1,900,000	2,052,038

		30,797,877

Total Foreign Government (Cost $38,838,978)		40,680,354

Mortgage-Backed Securities—1.3%

Commercial Mortgage-Backed Securities—1.3%
BANK 2.758%, 09/15/62	455,000	453,941
4.407%, 11/15/61 (a)	881,000	1,007,363
Benchmark Mortgage Trust 3.049%, 12/15/62	1,430,000	1,498,598
CD Commercial Mortgage Trust 3.631%, 02/10/50	950,000	1,023,130
Commercial Mortgage Pass-Through Certificates Mortgage Trust 3.765%, 02/10/49	1,539,000	1,637,656
3.902%, 07/10/50	1,835,000	1,976,275
Commercial Mortgage Trust 3.838%, 09/10/47	3,800,000	3,954,046
GS Mortgage Securities Trust 3.377%, 05/10/45	2,135,033	2,159,055
3.382%, 05/10/50	1,835,000	1,912,995
4.243%, 08/10/46	966,000	1,021,191
JPMBB Commercial Mortgage Securities Trust
3.598%, 11/15/48	3,900,000	4,129,723
3.801%, 08/15/48	1,534,000	1,626,645
Morgan Stanley Bank of America Merrill Lynch Trust
3.544%, 01/15/49	3,850,000	4,106,140
3.635%, 10/15/48	1,547,000	1,647,350
3.732%, 05/15/48	3,750,000	3,967,568

BHFTII-172

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
WF-RBS Commercial Mortgage Trust 3.488%, 06/15/46	1,054,000	$1,061,970

Total Mortgage-Backed Securities (Cost $32,925,944)		33,183,646

Municipals — 0.6%
Los Angeles, CA Unified School District, Build America Bond 6.758%, 07/01/34	660,000	911,176
Municipal Electric Authority of Georgia, Build America Bond 6.637%, 04/01/57	1,988,000	2,602,769
New Jersey State Turnpike Authority, Build America Bond 7.414%, 01/01/40	1,700,000	2,488,800
Oregon School Boards Association 5.680%, 06/30/28	1,900,000	2,201,207
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,500,000	1,657,050
State of California General Obligation Unlimited, Build America Bond 7.300%, 10/01/39	2,700,000	4,148,685
State of Illinois, General Obligation Unlimited 5.100%, 06/01/33	1,230,000	1,220,935

Total Municipals (Cost $13,428,557)		15,230,622

Asset-Backed Securities — 0.5%

Asset-Backed - Automobile — 0.2%
AmeriCredit Automobile Receivables Trust 3.080%, 12/18/23	1,500,000	1,457,358
Ford Credit Auto Owner Trust 3.160%, 10/15/23	1,000,000	1,011,910
Toyota Auto Receivables Owner Trust 2.570%, 08/15/23	2,915,000	2,956,258

		5,425,526

Asset-Backed - Credit Card — 0.3%
Capital One Multi-Asset Execution Trust 1.660%, 06/17/24	3,000,000	2,959,649
Citibank Credit Card Issuance Trust 2.880%, 01/23/23	2,924,000	2,931,832

		5,891,481

Total Asset-Backed Securities (Cost $11,317,746)		11,317,007

Short-Term Investments — 0.4%

Discount Notes — 0.4%
Federal Home Loan Bank
Zero Coupon, 04/01/20	300,000	300,000
0.020%, 05/14/20 (c)	2,800,000	2,799,766
0.029%, 04/22/20 (c)	3,000,000	2,999,877
0.049%, 04/29/20 (c)	1,500,000	1,499,918

Discount Notes —(Continued)
Federal Home Loan Bank
0.105%, 04/17/20 (c)	300,000	299,991
0.110%, 05/28/20 (c)	2,200,000	2,199,756

		10,099,308

U.S. Treasury — 0.0%
U.S. Treasury Bill 0.027%, 06/11/20 (c)	700,000	699,874

Total Short-Term Investments (Cost $10,799,387)		10,799,182

Securities Lending Reinvestments (d) — 7.9%

Certificates of Deposit — 5.3%
Banco del Estado de Chile 0.160%, SOFR + 0.150%, 08/25/20 (a)	2,000,000	1,994,360
Bank of Montreal (Chicago)
0.440%, FEDEFF PRV + 0.350%, 08/06/20 (a)	5,000,000	4,976,995
0.470%, FEDEFF PRV + 0.380%, 09/09/20 (a)	2,000,000	1,990,660
0.907%, 1M LIBOR + 0.110%, 11/13/20 (a)	4,000,000	3,989,400
Bank of Nova Scotia 0.875%, 1M LIBOR + 0.170%, 05/15/20 (a)	10,000,000	9,977,020
Barclays Bank plc 1.730%, 05/08/20	2,000,000	2,001,200
BNP Paribas S.A. New York
0.845%, 1M LIBOR + 0.120%, 02/11/21 (a)	1,000,000	993,270
0.921%, 1M LIBOR + 0.110%, 02/12/21 (a)	1,000,000	984,946
1.345%, 1M LIBOR + 0.340%, 10/09/20 (a)	2,000,000	1,984,566
Canadian Imperial Bank of Commerce
0.220%, SOFR + 0.210%, 06/12/20 (a)	2,000,278	1,997,882
0.440%, FEDEFF PRV + 0.350%, 08/06/20 (a)	1,000,000	995,158
Chiba Bank, Ltd. 1.720%, 04/13/20	3,000,000	3,000,960
Commonwealth Bank of Australia 0.975%, 1M LIBOR + 0.175%, 04/16/20 (a)	5,000,000	4,995,950
Credit Agricole S.A.
0.320%, FEDEFF PRV + 0.230%, 01/29/21 (a)	5,000,000	4,945,940
1.500%, 06/12/20	1,000,000	1,001,000
Credit Industriel et Commercial
Zero Coupon, 05/07/20	4,952,181	4,995,150
0.520%, FEDEFF PRV + 0.430%, 07/20/20 (a)	1,000,000	996,950
Credit Suisse AG
0.470%, SOFR + 0.460%, 11/03/20 (a)	4,000,000	3,978,280
0.490%, SOFR + 0.480%, 10/06/20 (a)	5,000,000	4,977,200
DZ Bank AG Zero Coupon, 06/05/20	994,363	998,010
Goldman Sachs Bank USA
0.210%, SOFR + 0.200%, 02/22/21 (a)	2,000,000	1,986,080
0.220%, SOFR + 0.210%, 02/22/21 (a)	2,000,000	1,986,260
Industrial & Commercial Bank of China Corp. 1.910%, 04/21/20	2,000,000	2,000,860
KBC Bank NV 1.800%, 04/14/20	2,003,646	2,000,680
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 06/09/20	1,994,749	1,995,760

BHFTII-173

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit —(Continued)
Mizuho Bank, Ltd. Zero Coupon, 04/14/20	2,985,661	$2,999,130
MUFG Bank Ltd. 1.790%, 07/17/20	2,000,000	2,004,120
National Australia Bank, Ltd.
1.195%, 1M LIBOR + 0.190%, 04/08/20 (a)	1,000,000	999,650
1.790%, 07/14/20	2,000,000	2,005,360
Natixis S.A. (New York) 0.950%, 09/09/20	1,000,000	999,770
Rabobank International London 1.115%, 1M LIBOR + 0.190%, 04/24/20 (a)	4,000,000	3,995,640
Royal Bank of Canada New York
0.250%, SOFR + 0.240%, 07/08/20 (a)	3,000,000	2,990,790
0.270%, FEDEFF PRV + 0.180%, 02/12/21 (a)	3,000,000	2,966,190
Societe Generale 0.540%, FEDEFF PRV + 0.450%, 08/14/20 (a)	7,000,000	6,964,482
Sumitomo Mitsui Banking Corp.
1.739%, 05/26/20	2,001,388	1,998,700
1.950%, 04/22/20	3,000,000	3,001,950
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 08/18/20	991,479	995,190
1.457%, 1M LIBOR + 0.080%, 06/05/20 (a)	2,000,000	1,999,820
1.940%, 04/17/20	3,000,000	3,001,740
Svenska Handelsbanken AB
1.144%, 1M LIBOR + 0.220%, 07/22/20 (a)	6,000,000	5,998,440
1.557%, 1M LIBOR + 0.180%, 06/05/20 (a)	2,000,000	2,000,340
1.573%, 3M LIBOR + 0.110%, 12/03/20 (a)	2,000,000	1,990,160
Toronto-Dominion Bank 1.777%, 3M LIBOR + 0.070%, 02/16/21 (a)	2,000,000	2,000,000
UBS AG 1.394%, 3M LIBOR + 0.080%, 12/04/20 (a)	2,000,000	1,989,700
Wells Fargo Bank N.A. 0.440%, FEDEFF PRV + 0.350%, 08/20/20 (a)	7,000,000	7,000,000
Westpac Banking Corp. 1.870%, 04/22/20	3,022,640	3,001,710

		132,647,419

Commercial Paper — 0.9%
China Construction Bank Corp. 1.900%, 05/04/20	1,990,606	1,997,140
Santander UK plc 1.825%, 04/07/20	3,981,547	3,999,520
Starbird Funding, Corp. 1.616%, 1M LIBOR + 0.260%, 05/04/20 (a)	3,000,000	2,995,941
UBS AG 1.281%, 1M LIBOR + 0.340%, 07/28/20 (a)	9,000,000	9,000,540
Westpac Banking Corp. 1.091%, 1M LIBOR + 0.150%, 05/29/20 (a)	4,999,847	5,000,700

		22,993,841

Master Demand Notes — 0.2%
Natixis Financial Products LLC 0.430%, OBFR + 0.350%, 05/05/20 (a)	5,000,000	5,000,000

Repurchase Agreements — 0.8%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $3,435,259; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $3,503,965.	3,435,259	3,435,259
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $7,002,926; collateralized by various Common Stock with an aggregate market value of $7,700,000.	7,000,000	$7,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $1,300,005; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% -2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $1,326,001.	1,300,000	1,300,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $2,600,029; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $2,652,000.	2,600,000	2,600,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/20 at 0.250%, due on 04/01/20 with a maturity value of $5,000,035; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.625%, maturity dates ranging from 08/31/20 - 02/15/49, and various Common Stock with an aggregate market value of $5,486,460.	5,000,000	5,000,000

		19,335,259

Time Deposit — 0.1%
Rabobank International Netherlands 0.080%, 04/01/20	2,000,000	2,000,000

Mutual Funds — 0.6%
BlackRock Liquidity Funds, Institutional Shares 0.340% (e)	10,000,000	10,000,000
Fidelity Government Portfolio, Institutional Class 0.340% (e)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.250% (e)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.430% (e)	2,000,000	2,000,000

		16,000,000

Total Securities Lending Reinvestments (Cost $198,306,336)		197,976,519

Total Investments— 108.2% (Cost $2,557,610,189)		2,721,560,088
Other assets and liabilities (net) — (8.2)%		(206,594,810)

Net Assets — 100.0%		$2,514,965,278

BHFTII-174

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $228,564,768 and the collateral received consisted of cash in the amount of $198,254,643 and non-cash collateral with a value of $37,203,320. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020, the market value of 144A securities was $7,149,837, which is 0.3% of net assets.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,762,741,382	$—	$1,762,741,382
Total Corporate Bonds & Notes*	—	649,631,376	—	649,631,376
Total Foreign Government*	—	40,680,354	—	40,680,354
Total Mortgage-Backed Securities*	—	33,183,646	—	33,183,646
Total Municipals*	—	15,230,622	—	15,230,622
Total Asset-Backed Securities*	—	11,317,007	—	11,317,007
Total Short-Term Investments*	—	10,799,182	—	10,799,182
Securities Lending Reinvestments
Certificates of Deposit	—	132,647,419	—	132,647,419
Commercial Paper	—	22,993,841	—	22,993,841
Master Demand Notes	—	5,000,000	—	5,000,000
Repurchase Agreements	—	19,335,259	—	19,335,259
Time Deposit	—	2,000,000	—	2,000,000
Mutual Funds	16,000,000	—	—	16,000,000
Total Securities Lending Reinvestments	16,000,000	181,976,519	—	197,976,519
Total Investments	$16,000,000	$2,705,560,088	$—	$2,721,560,088

Collateral for Securities Loaned (Liability)	$—	$(198,254,643)	$—	$(198,254,643)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-175

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—96.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
Axon Enterprise, Inc. (a)	34,062	$2,410,568
Curtiss-Wright Corp.	24,504	2,264,415
Mercury Systems, Inc. (a)	31,879	2,274,248
Teledyne Technologies, Inc. (a) (b)	20,935	6,223,347

		13,172,578

Air Freight & Logistics—0.3%
XPO Logistics, Inc. (a)	52,981	2,582,824

Airlines—0.2%
JetBlue Airways Corp. (a) (c)	165,713	1,483,131

Auto Components—1.2%
Adient plc (a)	49,966	453,192
Dana, Inc.	82,615	645,223
Delphi Technologies plc (a)	49,406	397,718
Gentex Corp.	145,209	3,217,831
Goodyear Tire & Rubber Co. (The)	133,494	776,935
Lear Corp.	31,587	2,566,444
Visteon Corp. (a)	16,052	770,175

		8,827,518

Automobiles—0.2%
Thor Industries, Inc. (b)	31,685	1,336,473

Banks—5.8%
Associated Banc-Corp.	91,464	1,169,825
BancorpSouth Bank (b)	55,078	1,042,076
Bank of Hawaii Corp. (b)	23,118	1,277,038
Bank OZK	69,389	1,158,796
Cathay General Bancorp	43,465	997,522
CIT Group, Inc.	54,372	938,461
Commerce Bancshares, Inc. (b)	59,530	2,997,336
Cullen/Frost Bankers, Inc. (b)	32,681	1,823,273
East West Bancorp, Inc.	83,590	2,151,607
First Financial Bankshares, Inc. (b)	77,976	2,092,876
First Horizon National Corp. (b)	178,621	1,439,685
FNB Corp.	186,510	1,374,579
Fulton Financial Corp.	94,208	1,082,450
Hancock Whitney Corp.	50,061	977,191
Home BancShares, Inc.	89,062	1,067,853
International Bancshares Corp.	32,932	885,212
PacWest Bancorp (b)	68,784	1,232,609
Pinnacle Financial Partners, Inc.	41,312	1,550,852
Prosperity Bancshares, Inc. (b)	54,189	2,614,619
Signature Bank	30,991	2,491,367
Sterling Bancorp	115,976	1,211,949
Synovus Financial Corp.	84,118	1,477,112
TCF Financial Corp.	88,057	1,995,372
Texas Capital Bancshares, Inc. (a)	28,885	640,380
Trustmark Corp. (b)	36,886	859,444
UMB Financial Corp.	24,798	1,150,131
Umpqua Holdings Corp.	126,407	1,377,836
United Bankshares, Inc. (b)	58,280	1,345,102
Valley National Bancorp	224,833	1,643,529
Webster Financial Corp.	52,827	1,209,738

Banks—(Continued)
Wintrust Financial Corp.	32,760	1,076,494

		44,352,314

Beverages—0.3%
Boston Beer Co., Inc. (The) - Class A (a) (b)	5,290	1,944,392

Biotechnology—1.0%
Arrowhead Pharmaceuticals, Inc. (a)	57,462	1,653,182
Exelixis, Inc. (a)	174,411	3,003,358
Ligand Pharmaceuticals, Inc. (a) (b)	9,474	688,949
United Therapeutics Corp. (a)	25,188	2,388,452

		7,733,941

Building Products—1.2%
Lennox International, Inc. (b)	20,128	3,659,069
Owens Corning	62,445	2,423,491
Resideo Technologies, Inc. (a)	70,499	341,215
Trex Co., Inc. (a) (b)	33,486	2,683,568

		9,107,343

Capital Markets—2.9%
Affiliated Managers Group, Inc. (b)	28,283	1,672,657
Eaton Vance Corp.	64,946	2,094,508
Evercore, Inc. - Class A	22,436	1,033,402
FactSet Research Systems, Inc. (b)	21,781	5,677,871
Federated Hermes, Inc.	55,147	1,050,550
Interactive Brokers Group, Inc. - Class A	44,054	1,901,811
Janus Henderson Group plc (b)	89,324	1,368,444
Legg Mason, Inc.	46,836	2,287,939
SEI Investments Co.	72,449	3,357,287
Stifel Financial Corp.	39,247	1,620,116

		22,064,585

Chemicals—2.3%
Ashland Global Holdings, Inc.	34,572	1,731,020
Cabot Corp.	32,706	854,281
Chemours Co. (The) (b)	93,851	832,458
Ingevity Corp. (a)	24,008	845,082
Minerals Technologies, Inc.	20,007	725,454
NewMarket Corp.	4,239	1,622,986
Olin Corp. (b)	91,653	1,069,590
PolyOne Corp.	51,803	982,703
RPM International, Inc.	74,438	4,429,061
Scotts Miracle-Gro Co. (The)	22,743	2,328,883
Sensient Technologies Corp.	24,291	1,056,901
Valvoline, Inc. (b)	108,141	1,415,566

		17,893,985

Commercial Services & Supplies—1.8%
Brink’s Co. (The)	28,715	1,494,616
Clean Harbors, Inc. (a)	29,472	1,513,093
Deluxe Corp.	24,167	626,650
Healthcare Services Group, Inc. (b)	42,545	1,017,251
Herman Miller, Inc.	33,900	752,580
HNI Corp. (b)	24,581	619,195

BHFTII-176

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
KAR Auction Services, Inc.	73,917	$887,004
MSA Safety, Inc. (b)	20,457	2,070,248
Stericycle, Inc. (a) (b)	52,308	2,541,123
Tetra Tech, Inc.	31,334	2,212,807

		13,734,567

Communications Equipment—1.3%
Ciena Corp. (a) (b)	88,797	3,535,008
InterDigital, Inc. (b)	17,870	797,538
Lumentum Holdings, Inc. (a) (b)	44,314	3,265,942
NetScout Systems, Inc. (a)	37,802	894,773
ViaSat, Inc. (a) (b)	33,104	1,189,096

		9,682,357

Construction & Engineering—1.1%
AECOM (a)	90,169	2,691,545
Dycom Industries, Inc. (a) (b)	18,095	464,137
EMCOR Group, Inc.	32,233	1,976,528
Fluor Corp.	80,461	555,985
MasTec, Inc. (a)	34,614	1,132,916
Valmont Industries, Inc. (b)	12,356	1,309,489

		8,130,600

Construction Materials—0.2%
Eagle Materials, Inc.	23,897	1,396,063

Consumer Finance—0.6%
FirstCash, Inc.	24,498	1,757,486
Navient Corp.	97,658	740,248
SLM Corp.	242,330	1,742,353

		4,240,087

Containers & Packaging—1.1%
AptarGroup, Inc.	36,695	3,652,620
Greif, Inc. - Class A	15,072	468,589
O-I Glass, Inc. (b)	89,334	635,165
Silgan Holdings, Inc.	44,507	1,291,593
Sonoco Products Co. (b)	57,457	2,663,132

		8,711,099

Distributors—0.6%
Pool Corp.	22,983	4,522,365

Diversified Consumer Services—1.1%
Adtalem Global Education, Inc. (a)	30,993	830,303
Graham Holdings Co. - Class B	2,497	851,902
Grand Canyon Education, Inc. (a)	27,682	2,111,721
Service Corp. International (b)	104,919	4,103,382
WW International, Inc. (a)	26,664	450,888

		8,348,196

Diversified Financial Services—0.2%
Jefferies Financial Group, Inc.	137,302	1,876,918

Electric Utilities—1.6%
ALLETE, Inc.	29,658	1,799,647
Hawaiian Electric Industries, Inc.	62,551	2,692,821
IDACORP, Inc.	28,929	2,539,677
OGE Energy Corp.	114,903	3,530,969
PNM Resources, Inc. (b)	45,722	1,737,436

		12,300,550

Electrical Equipment—1.7%
Acuity Brands, Inc.	22,744	1,948,251
EnerSys	24,273	1,201,999
Generac Holdings, Inc. (a)	35,900	3,344,803
Hubbell, Inc.	31,218	3,581,953
Nvent Electric plc	89,326	1,506,930
Regal-Beloit Corp.	23,501	1,479,388

		13,063,324

Electronic Equipment, Instruments & Components—3.6%
Arrow Electronics, Inc. (a)	46,753	2,425,078
Avnet, Inc.	57,953	1,454,620
Belden, Inc.	22,179	800,218
Cognex Corp. (b)	98,097	4,141,655
Coherent, Inc. (a)	13,864	1,475,268
II-VI, Inc. (a) (b)	50,062	1,426,767
Jabil, Inc.	79,740	1,960,009
Littelfuse, Inc.	13,982	1,865,479
National Instruments Corp.	67,706	2,239,715
SYNNEX Corp.	23,454	1,714,488
Tech Data Corp. (a)	20,333	2,660,573
Trimble, Inc. (a)	143,006	4,551,881
Vishay Intertechnology, Inc.	75,969	1,094,713

		27,810,464

Energy Equipment & Services—0.1%
Apergy Corp. (a) (b)	44,463	255,662
Core Laboratories NV (b)	25,471	263,370
Patterson-UTI Energy, Inc.	111,669	262,422
Transocean, Ltd. (a) (b)	330,143	382,966

		1,164,420

Entertainment—0.2%
Cinemark Holdings, Inc.	61,192	623,547
World Wrestling Entertainment, Inc. - Class A (b)	27,241	924,287

		1,547,834

Equity Real Estate Investment Trusts—9.2%
American Campus Communities, Inc.	78,872	2,188,698
Brixmor Property Group, Inc.	170,967	1,624,186
Camden Property Trust	55,583	4,404,397
CoreCivic, Inc.	68,362	763,603
CoreSite Realty Corp.	21,633	2,507,265
Corporate Office Properties Trust	64,323	1,423,468
Cousins Properties, Inc. (b)	84,243	2,465,793
CyrusOne, Inc.	64,978	4,012,391
Diversified Healthcare Trust	136,556	495,698
Douglas Emmett, Inc. (b)	94,613	2,886,643

BHFTII-177

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
EastGroup Properties, Inc.	22,048	$2,303,575
EPR Properties	45,036	1,090,772
First Industrial Realty Trust, Inc.	72,872	2,421,537
Geo Group, Inc. (The)	69,613	846,494
Healthcare Realty Trust, Inc.	76,766	2,144,074
Highwoods Properties, Inc.	59,550	2,109,261
JBG SMITH Properties	67,751	2,156,514
Kilroy Realty Corp.	55,984	3,566,181
Lamar Advertising Co. - Class A	49,371	2,531,745
Life Storage, Inc.	26,778	2,531,860
Macerich Co. (The) (b)	63,248	356,086
Mack-Cali Realty Corp.	51,979	791,640
Medical Properties Trust, Inc.	297,016	5,135,407
National Retail Properties, Inc.	98,522	3,171,423
Omega Healthcare Investors, Inc.	125,422	3,328,700
Park Hotels & Resorts, Inc.	137,411	1,086,921
Pebblebrook Hotel Trust (b)	74,985	816,587
PotlatchDeltic Corp.	38,585	1,211,183
PS Business Parks, Inc.	11,497	1,558,073
Rayonier, Inc. (b)	74,227	1,748,046
Sabra Health Care REIT, Inc. (b)	117,830	1,286,704
Service Properties Trust	94,462	510,095
Spirit Realty Capital, Inc.	57,246	1,496,983
Taubman Centers, Inc.	35,141	1,471,705
Urban Edge Properties	66,104	582,376
Weingarten Realty Investors	69,428	1,001,846

		70,027,930

Food & Staples Retailing—0.8%
BJ’s Wholesale Club Holdings, Inc. (a)	70,125	1,786,084
Casey’s General Stores, Inc.	21,114	2,797,394
Sprouts Farmers Market, Inc. (a) (b)	67,813	1,260,643

		5,844,121

Food Products—2.2%
Darling Ingredients, Inc. (a)	93,972	1,801,443
Flowers Foods, Inc.	110,484	2,267,132
Hain Celestial Group, Inc. (The) (a) (b)	46,114	1,197,581
Ingredion, Inc. (b)	38,323	2,893,386
Lancaster Colony Corp. (b)	11,359	1,642,966
Pilgrim’s Pride Corp. (a)	30,083	545,104
Post Holdings, Inc. (a)	38,152	3,165,471
Sanderson Farms, Inc.	11,318	1,395,736
Tootsie Roll Industries, Inc. (b)	9,919	356,684
TreeHouse Foods, Inc. (a) (b)	32,267	1,424,588

		16,690,091

Gas Utilities—1.8%
National Fuel Gas Co.	49,551	1,847,757
New Jersey Resources Corp.	54,819	1,862,201
ONE Gas, Inc.	30,272	2,531,345
Southwest Gas Holdings, Inc.	31,356	2,181,123
Spire, Inc.	29,261	2,179,359
UGI Corp.	119,974	3,199,707

		13,801,492

Health Care Equipment & Supplies—4.1%
Avanos Medical, Inc. (a)	27,511	740,871
Cantel Medical Corp.	21,507	772,101
Globus Medical, Inc. - Class A (a) (b)	44,183	1,879,103
Haemonetics Corp. (a)	29,093	2,899,408
Hill-Rom Holdings, Inc.	38,322	3,855,193
ICU Medical, Inc. (a) (b)	11,036	2,226,734
Integra LifeSciences Holdings Corp. (a)	40,909	1,827,405
LivaNova plc (a)	27,782	1,257,136
Masimo Corp. (a)	28,161	4,987,876
NuVasive, Inc. (a)	29,891	1,514,278
Penumbra, Inc. (a) (b)	18,438	2,974,603
West Pharmaceutical Services, Inc.	42,472	6,466,362

		31,401,070

Health Care Providers & Services—2.8%
Acadia Healthcare Co., Inc. (a)	50,840	932,914
Amedisys, Inc. (a)	18,515	3,398,243
Chemed Corp.	9,190	3,981,108
Encompass Health Corp.	56,598	3,623,970
HealthEquity, Inc. (a)	40,685	2,058,254
MEDNAX, Inc. (a) (b)	48,388	563,236
Molina Healthcare, Inc. (a) (b)	35,991	5,028,303
Patterson Cos., Inc.	49,450	756,090
Tenet Healthcare Corp. (a)	59,637	858,773

		21,200,891

Health Care Technology—0.1%
Allscripts Healthcare Solutions, Inc. (a)	93,200	656,128

Hotels, Restaurants & Leisure—3.7%
Boyd Gaming Corp. (b)	45,943	662,498
Brinker International, Inc. (b)	21,451	257,627
Caesars Entertainment Corp. (a)	320,377	2,165,749
Cheesecake Factory, Inc. (The) (b)	23,570	402,576
Choice Hotels International, Inc.	18,235	1,116,894
Churchill Downs, Inc.	20,349	2,094,930
Cracker Barrel Old Country Store, Inc.	13,811	1,149,351
Domino’s Pizza, Inc. (b)	22,195	7,192,734
Dunkin’ Brands Group, Inc. (b)	47,553	2,525,064
Eldorado Resorts, Inc. (a) (b)	37,498	539,971
Jack in the Box, Inc.	13,576	475,839
Marriott Vacations Worldwide Corp.	21,478	1,193,747
Papa John’s International, Inc. (b)	12,653	675,291
Penn National Gaming, Inc. (a)	62,543	791,169
Scientific Games Corp. - Class A (a)	31,046	301,146
Six Flags Entertainment Corp.	45,121	565,817
Texas Roadhouse, Inc. (b)	37,451	1,546,726
Wendy’s Co. (The)	105,639	1,571,908
Wyndham Destinations Inc.	52,065	1,129,810
Wyndham Hotels & Resorts, Inc.	54,627	1,721,297

		28,080,144

Household Durables—0.9%
Helen of Troy, Ltd. (a)	14,445	2,080,513
KB Home (b)	49,175	890,068

BHFTII-178

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
Taylor Morrison Home Corp. (a)	75,921	$835,131
Tempur Sealy International, Inc. (a)	26,081	1,140,001
Toll Brothers, Inc.	69,289	1,333,813
TRI Pointe Group, Inc. (a)	79,924	700,933

		6,980,459

Household Products—0.1%
Energizer Holdings, Inc. (b)	36,929	1,117,102

Industrial Conglomerates—0.5%
Carlisle Cos., Inc. (b)	32,531	4,075,484

Insurance—5.1%
Alleghany Corp.	8,262	4,563,516
American Financial Group, Inc.	42,963	3,010,847
Brighthouse Financial, Inc. (a)	62,718	1,515,894
Brown & Brown, Inc.	134,232	4,861,883
CNO Financial Group, Inc.	86,756	1,074,907
First American Financial Corp.	64,482	2,734,682
Genworth Financial, Inc. - Class A (a)	288,908	959,174
Hanover Insurance Group, Inc. (The)	22,612	2,048,195
Kemper Corp.	35,961	2,674,419
Mercury General Corp.	15,569	633,970
Old Republic International Corp.	163,797	2,497,904
Primerica, Inc.	23,741	2,100,604
Reinsurance Group of America, Inc.	35,940	3,023,991
RenaissanceRe Holdings, Ltd.	25,350	3,785,262
RLI Corp. (b)	22,905	2,014,037
Selective Insurance Group, Inc.	34,097	1,694,621

		39,193,906

Interactive Media & Services—0.2%
TripAdvisor, Inc. (b)	60,312	1,048,826
Yelp, Inc. (a)	36,670	661,160

		1,709,986

Internet & Direct Marketing Retail—0.6%
Etsy, Inc. (a) (b)	68,014	2,614,458
GrubHub, Inc. (a) (b)	52,492	2,137,999

		4,752,457

IT Services—2.0%
CACI International, Inc. - Class A (a)	14,375	3,035,281
KBR, Inc.	81,345	1,682,215
LiveRamp Holdings, Inc. (a)	38,858	1,279,205
MAXIMUS, Inc.	36,725	2,137,395
Perspecta, Inc.	78,931	1,439,702
Sabre Corp.	157,213	932,273
Science Applications International Corp.	28,164	2,101,879
WEX, Inc. (a)	24,849	2,597,963

		15,205,913

Leisure Products—0.7%
Brunswick Corp.	46,824	1,656,165
Mattel, Inc. (a)	199,018	1,753,349

Leisure Products—(Continued)
Polaris, Inc.	33,007	1,589,287

		4,998,801

Life Sciences Tools & Services—2.5%
Bio-Rad Laboratories, Inc. - Class A (a)	12,403	4,347,996
Bio-Techne Corp.	21,877	4,148,317
Charles River Laboratories International, Inc. (a)	28,034	3,538,171
PRA Health Sciences, Inc. (a) (b)	36,305	3,014,767
Repligen Corp. (a)	26,894	2,596,347
Syneos Health, Inc. (a)	35,748	1,409,186

		19,054,784

Machinery—4.2%
AGCO Corp.	35,981	1,700,102
Colfax Corp. (a) (b)	47,991	950,222
Crane Co.	29,264	1,439,203
Donaldson Co., Inc. (b)	72,647	2,806,354
Graco, Inc. (b)	95,733	4,665,069
ITT, Inc. (b)	50,341	2,283,468
Kennametal, Inc.	47,560	885,567
Lincoln Electric Holdings, Inc.	35,100	2,421,900
Nordson Corp. (b)	29,370	3,967,006
Oshkosh Corp. (b)	39,066	2,513,116
Terex Corp.	37,652	540,683
Timken Co. (The)	38,913	1,258,446
Toro Co. (The)	61,191	3,982,922
Trinity Industries, Inc. (b)	56,338	905,352
Woodward, Inc.	32,368	1,923,954

		32,243,364

Marine—0.2%
Kirby Corp. (a)	34,410	1,495,803

Media—1.4%
AMC Networks, Inc. - Class A (a) (b)	25,299	615,019
Cable One, Inc.	2,885	4,742,969
John Wiley & Sons, Inc. - Class A	25,112	941,449
Meredith Corp. (b)	23,074	281,964
New York Times Co. (The) - Class A	82,516	2,534,066
TEGNA, Inc.	124,505	1,352,124

		10,467,591

Metals & Mining—1.8%
Allegheny Technologies, Inc. (a) (b)	72,374	615,179
Carpenter Technology Corp.	27,392	534,144
Commercial Metals Co.	68,106	1,075,394
Compass Minerals International, Inc.	19,450	748,241
Reliance Steel & Aluminum Co.	38,262	3,351,369
Royal Gold, Inc.	37,651	3,302,369
Steel Dynamics, Inc.	123,672	2,787,567
United States Steel Corp. (b)	97,603	615,875
Worthington Industries, Inc.	21,186	556,132

		13,586,270

BHFTII-179

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multi-Utilities—0.8%
Black Hills Corp.	35,275	$2,258,658
MDU Resources Group, Inc.	115,022	2,472,973
NorthWestern Corp.	28,957	1,732,498

		6,464,129

Multiline Retail—0.2%
Dillard’s, Inc. - Class A (b)	5,658	209,063
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	31,391	1,454,659

		1,663,722

Oil, Gas & Consumable Fuels—0.8%
Antero Midstream Corp. (b)	170,491	358,031
Cimarex Energy Co.	58,440	983,545
CNX Resources Corp. (a)	107,103	569,788
EQT Corp.	146,742	1,037,466
Equitrans Midstream Corp. (b)	116,980	588,410
Matador Resources Co. (a) (b)	62,936	156,081
Murphy Oil Corp. (b)	85,739	525,580
PBF Energy, Inc. - Class A	58,473	413,989
World Fuel Services Corp.	37,535	945,131
WPX Energy, Inc. (a)	239,214	729,603

		6,307,624

Paper & Forest Products—0.2%
Domtar Corp.	32,875	711,415
Louisiana-Pacific Corp.	67,419	1,158,258

		1,869,673

Personal Products—0.2%
Edgewell Personal Care Co. (a) (b)	31,115	749,249
Nu Skin Enterprises, Inc. - Class A	31,884	696,666

		1,445,915

Pharmaceuticals—1.0%
Catalent, Inc. (a)	88,831	4,614,770
Nektar Therapeutics (a) (b)	100,981	1,802,511
Prestige Consumer Healthcare, Inc. (a)	28,834	1,057,631

		7,474,912

Professional Services—1.0%
ASGN, Inc. (a)	30,308	1,070,478
CoreLogic, Inc.	45,644	1,393,968
FTI Consulting, Inc. (a)	21,601	2,587,152
Insperity, Inc.	21,582	805,009
ManpowerGroup, Inc. (b)	33,845	1,793,446

		7,650,053

Real Estate Management & Development—0.4%
Jones Lang LaSalle, Inc.	29,582	2,987,190

Road & Rail—0.9%
Avis Budget Group, Inc. (a)	32,629	453,543
Knight-Swift Transportation Holdings, Inc. (b)	70,526	2,313,253
Landstar System, Inc. (b)	22,652	2,171,421

Road & Rail—(Continued)
Ryder System, Inc.	30,590	808,799
Werner Enterprises, Inc.	25,423	921,838

		6,668,854

Semiconductors & Semiconductor Equipment—4.5%
Cabot Microelectronics Corp.	16,706	1,906,823
Cirrus Logic, Inc. (a)	33,177	2,177,406
Cree, Inc. (a) (b)	61,827	2,192,385
Cypress Semiconductor Corp.	211,991	4,943,630
First Solar, Inc. (a) (b)	43,563	1,570,882
MKS Instruments, Inc. (b)	31,290	2,548,570
Monolithic Power Systems, Inc.	23,189	3,883,230
Semtech Corp. (a)	38,026	1,425,975
Silicon Laboratories, Inc. (a)	24,897	2,126,453
SolarEdge Technologies, Inc. (a) (b)	27,903	2,284,698
Synaptics, Inc. (a) (b)	19,209	1,111,625
Teradyne, Inc. (b)	96,192	5,210,721
Universal Display Corp.	24,338	3,207,262

		34,589,660

Software—4.2%
ACI Worldwide, Inc. (a)	66,355	1,602,473
Blackbaud, Inc.	28,233	1,568,343
CDK Global, Inc.	69,684	2,289,119
Ceridian HCM Holding, Inc. (a)	57,851	2,896,600
CommVault Systems, Inc. (a)	24,139	977,147
Fair Isaac Corp. (a)	16,625	5,115,346
j2 Global, Inc. (b)	26,573	1,988,989
LogMeIn, Inc.	28,020	2,333,506
Manhattan Associates, Inc. (a) (b)	36,680	1,827,398
PTC, Inc. (a) (b)	59,665	3,652,095
Teradata Corp. (a)	64,576	1,323,162
Tyler Technologies, Inc. (a) (b)	22,379	6,636,716

		32,210,894

Specialty Retail—1.6%
Aaron’s, Inc.	38,546	878,078
American Eagle Outfitters, Inc.	91,167	724,777
AutoNation, Inc. (a) (b)	33,797	948,344
Bed Bath & Beyond, Inc. (b)	72,650	305,856
Dick’s Sporting Goods, Inc. (b)	36,505	776,096
Five Below, Inc. (a) (b)	31,957	2,249,134
Foot Locker, Inc.	61,441	1,354,774
Murphy USA, Inc. (a) (b)	16,597	1,400,123
RH (a) (b)	9,378	942,208
Sally Beauty Holdings, Inc. (a) (b)	66,772	539,518
Urban Outfitters, Inc. (a)	40,491	576,592
Williams-Sonoma, Inc. (b)	44,550	1,894,266

		12,589,766

Technology Hardware, Storage & Peripherals—0.2%
NCR Corp. (a)	73,243	1,296,401

Textiles, Apparel & Luxury Goods—0.9%
Carter’s, Inc.	25,341	1,665,664

BHFTII-180

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
Columbia Sportswear Co.	16,667	$1,162,857
Deckers Outdoor Corp. (a)	16,059	2,151,906
Skechers USA, Inc. - Class A (a)	76,868	1,824,846

		6,805,273

Thrifts & Mortgage Finance—0.6%
LendingTree, Inc. (a) (b)	4,403	807,466
New York Community Bancorp, Inc.	268,265	2,519,009
Washington Federal, Inc.	44,971	1,167,447

		4,493,922

Trading Companies & Distributors—0.8%
GATX Corp. (b)	20,148	1,260,459
MSC Industrial Direct Co., Inc. - Class A	25,856	1,421,305
NOW, Inc. (a)	62,452	322,252
Watsco, Inc.	18,741	2,961,640

		5,965,656

Water Utilities—0.7%
Essential Utilities, Inc. (b)	123,895	5,042,527

Wireless Telecommunication Services—0.1%
Telephone & Data Systems, Inc.	56,140	940,906

Total Common Stocks (Cost $781,036,495)		736,078,792

Mutual Fund—2.5%

Investment Companies—2.5%
SPDR S&P MidCap 400 ETF Trust (b) (Cost $19,668,557)	72,900	19,163,952

Short-Term Investments—1.7%

Discount Notes—0.4%
Federal Home Loan Bank 0.020%, 05/14/20 (d)	1,400,000	1,399,883
0.036%, 04/07/20 (d)	500,000	499,994
0.060%, 04/24/20 (d)	1,350,000	1,349,940

		3,249,817

U.S. Treasury—1.3%
U.S. Treasury Bills 0.051%, 09/24/20 (d)	8,000,000	7,995,101
0.143%, 04/14/20 (d)	1,625,000	1,624,964

		9,620,065

Total Short-Term Investments (Cost $12,872,853)		12,869,882

Securities Lending Reinvestments (e)—15.7%
Security Description	Principal Amount*	Value

Certificates of Deposit—10.1%
Banco del Estado de Chile 2.002%, 3M LIBOR + 0.130%, 07/08/20 (f)	2,000,000	1,997,780
Bank of Montreal (Chicago) 0.260%, SOFR + 0.250%, 07/10/20 (f)	1,000,000	998,570
0.440%, FEDEFF PRV + 0.350%, 08/06/20 (f)	7,000,000	6,967,793
Bank of Nova Scotia 0.875%, 1M LIBOR + 0.170%, 05/15/20 (f)	2,000,000	1,995,404
1.225%, 1M LIBOR + 0.220%, 01/08/21 (f)	2,000,000	1,995,400
Barclays Bank plc 1.730%, 05/08/20	1,000,000	1,000,600
BNP Paribas S.A. New York 0.845%, 1M LIBOR + 0.120%, 02/11/21 (f)	1,000,000	993,270
0.921%, 1M LIBOR + 0.110%, 02/12/21 (f)	1,000,000	984,946
Canadian Imperial Bank of Commerce 0.220%, SOFR + 0.210%, 06/12/20 (f)	2,000,255	1,997,859
0.440%, FEDEFF PRV + 0.350%, 08/06/20 (f)	4,000,000	3,980,632
Chiba Bank, Ltd. 1.720%, 04/13/20	2,000,000	2,000,640
China Construction Bank Corp. 2.250%, 04/03/20	1,000,186	1,000,150
Credit Agricole S.A. 0.320%, FEDEFF PRV + 0.230%, 01/29/21 (f)	3,000,000	2,967,564
Credit Industriel et Commercial Zero Coupon, 05/07/20	3,961,745	3,996,120
0.260%, FEDEFF PRV + 0.170%, 02/12/21 (f)	3,000,000	2,966,268
Credit Suisse AG 0.470%, SOFR + 0.460%, 11/03/20 (f)	3,000,000	2,983,710
0.490%, SOFR + 0.480%, 10/06/20 (f)	4,000,000	3,981,760
Goldman Sachs Bank USA 0.210%, SOFR + 0.200%, 02/22/21 (f)	1,500,000	1,489,560
0.220%, SOFR + 0.210%, 02/22/21 (f)	1,500,000	1,489,695
Industrial & Commercial Bank of China Corp. 1.870%, 04/21/20	4,000,000	4,001,640
National Australia Bank, Ltd. 1.790%, 07/14/20	3,000,000	3,008,040
Natixis S.A. (New York) 0.950%, 09/09/20	1,000,000	999,770
NatWest Bank plc 1.860%, 04/14/20	6,000,000	6,001,620
Rabobank International London 1.073%, 1M LIBOR + 0.210%, 01/08/21 (f)	1,500,000	1,500,000
Royal Bank of Canada New York 0.270%, FEDEFF PRV + 0.180%, 02/12/21 (f)	2,000,000	1,977,460
Societe Generale 1.030%, 1M LIBOR + 0.280%, 06/19/20 (f)	2,000,000	1,993,004
Sumitomo Mitsui Banking Corp. 1.735%, 1M LIBOR + 0.220%, 08/03/20 (f)	2,000,272	1,999,280
1.950%, 04/22/20	1,000,000	1,000,650
Svenska Handelsbanken AB 1.557%, 1M LIBOR + 0.180%, 06/05/20 (f)	2,000,000	2,000,340
Toronto-Dominion Bank 1.777%, 3M LIBOR + 0.070%, 02/16/21 (f)	2,000,000	2,000,000
Wells Fargo Bank N.A. 0.440%, FEDEFF PRV + 0.350%, 08/20/20 (f)	5,000,000	5,000,000

		77,269,525

BHFTII-181

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Commercial Paper—1.4%
Santander UK plc 1.825%, 04/07/20	1,990,774	$1,999,760
Starbird Funding, Corp. 1.616%, 1M LIBOR + 0.260%, 05/04/20 (f)	2,000,000	1,997,294
UBS AG 1.281%, 1M LIBOR + 0.340%, 07/28/20 (f)	7,000,000	7,000,420

		10,997,474

Repurchase Agreements—0.5%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.010%, due on 04/01/20 with a maturity value of $1,958,462; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $1,997,631.	1,958,461	1,958,461
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $2,000,836; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000

		3,958,461

Time Deposit—0.3%
Rabobank International Netherlands 0.080%, 04/01/20	2,000,000	2,000,000

Mutual Funds—3.4%
BlackRock Liquidity Funds, Institutional Shares 0.340% (g)	12,000,000	12,000,000
Fidelity Government Portfolio, Institutional Class 0.340% (g)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (g)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.250% (g)	5,000,000	5,000,000

Mutual Funds—(Continued)
Wells Fargo Government Money Market Fund, Select Class 0.350% (g)	2,000,000	2,000,000

		26,000,000

Total Securities Lending Reinvestments (Cost $120,450,705)		120,225,460

Total Investments—116.2% (Cost $934,028,610)		888,338,086
Other assets and liabilities (net)—(16.2)%		(123,853,342)

Net Assets—100.0%		$764,484,744

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $117,023,030 and the collateral received consisted of cash in the amount of $120,853,857 and non-cash collateral with a value of $1,053,544. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2020, the market value of securities pledged was $1,297,750.
(d)	The rate shown represents current yield to maturity.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2020.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount	Value/ Unrealized Depreciation
S&P Midcap 400 Index E-Mini Futures	06/19/20	25	USD 3,594,500	$(617,851)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

BHFTII-182

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Glossary of Abbreviations—(Continued)

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$736,078,792	$—	$—	$736,078,792
Total Mutual Fund*	19,163,952	—	—	19,163,952
Total Short-Term Investments*	—	12,869,882	—	12,869,882
Securities Lending Reinvestments
Certificates of Deposit	—	77,269,525	—	77,269,525
Commercial Paper	—	10,997,474	—	10,997,474
Repurchase Agreements	—	3,958,461	—	3,958,461
Time Deposit	—	2,000,000	—	2,000,000
Mutual Funds	26,000,000	—	—	26,000,000
Total Securities Lending Reinvestments	26,000,000	94,225,460	—	120,225,460
Total Investments	$781,242,744	$107,095,342	$—	$888,338,086

Collateral for Securities Loaned (Liability)	$—	$(120,853,857)	$—	$(120,853,857)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(617,851)	$—	$—	$(617,851)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-183

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks — 93.1% of Net Assets

Security Description	Shares	Value

Australia — 5.8%
AGL Energy, Ltd.	45,920	$489,323
Alumina, Ltd.	179,581	159,289
AMP, Ltd. (a)	197,480	160,254
APA Group	80,604	512,234
Aristocrat Leisure, Ltd.	41,217	530,663
ASX, Ltd.	14,426	692,292
Aurizon Holdings, Ltd.	157,842	406,874
AusNet Services	139,053	146,157
Australia & New Zealand Banking Group, Ltd.	203,134	2,179,875
Bendigo & Adelaide Bank, Ltd.	35,779	136,563
BGP Holdings plc (b) (c)	713,624	0
BHP Group plc	148,719	2,296,247
BHP Group, Ltd.	204,560	3,700,445
BlueScope Steel, Ltd.	31,579	171,379
Boral, Ltd.	86,560	107,713
Brambles, Ltd.	109,798	721,018
Caltex Australia, Ltd.	18,604	259,792
Challenger, Ltd.	44,035	111,559
Coca-Cola Amatil, Ltd.	42,510	233,783
Cochlear, Ltd.	4,099	468,577
Coles Group, Ltd.	80,874	761,384
Commonwealth Bank of Australia	123,880	4,656,047
Computershare, Ltd.	35,559	209,797
Crown Resorts, Ltd.	29,464	135,968
CSL, Ltd.	31,652	5,713,298
Dexus	77,269	438,877
Fortescue Metals Group, Ltd.	100,316	609,670
Goodman Group (REIT)	118,280	899,107
GPT Group (The) (REIT)	149,666	339,394
Incitec Pivot, Ltd.	118,196	149,811
Insurance Australia Group, Ltd.	155,852	604,276
Lend Lease Group (REIT)	39,184	245,249
Macquarie Group, Ltd.	23,361	1,265,535
Magellan Financial Group, Ltd.	9,069	238,123
Medibank Private, Ltd.	199,900	324,560
Mirvac Group (REIT)	272,935	359,442
National Australia Bank, Ltd.	202,357	2,128,573
Newcrest Mining, Ltd.	56,335	787,623
Oil Search, Ltd.	104,563	158,273
Orica, Ltd.	26,176	244,351
Origin Energy, Ltd.	119,590	318,772
Qantas Airways, Ltd.	52,647	102,753
QBE Insurance Group, Ltd.	93,998	511,029
Ramsay Health Care, Ltd.	10,616	370,088
REA Group, Ltd.	4,158	194,803
Rio Tinto, Ltd.	26,269	1,383,618
Santos, Ltd.	118,547	255,698
Scentre Group (REIT)	367,395	361,954
Seek, Ltd.	22,233	207,545
Sonic Healthcare, Ltd.	32,696	487,234
South32, Ltd.	353,638	379,288
Stockland (REIT)	162,137	258,467
Suncorp Group, Ltd.	92,883	516,563
Sydney Airport	80,467	280,150
Tabcorp Holdings, Ltd.	153,298	241,974
Telstra Corp., Ltd.	309,539	587,850
Transurban Group	195,278	1,429,482

Australia —(Continued)
Treasury Wine Estates, Ltd.	53,467	326,395
Vicinity Centres (REIT)	231,252	144,816
Wesfarmers, Ltd.	80,874	1,732,908
Westpac Banking Corp.	248,548	2,585,119
Woodside Petroleum, Ltd.	68,426	758,625
Woolworths Group, Ltd.	90,239	1,961,944
Worley, Ltd.	23,498	91,629

		49,242,099

Austria — 0.2%
Andritz AG	5,828	182,443
Erste Group Bank AG	20,614	380,118
OMV AG	9,828	270,255
Raiffeisen Bank International AG	9,390	137,127
Verbund AG	4,951	178,527
voestalpine AG	9,525	192,948

		1,341,418

Belgium — 0.8%
Ageas	12,505	517,672
Anheuser-Busch InBev S.A.	52,656	2,326,387
Colruyt S.A.	4,373	235,908
Galapagos NV (a)	3,038	599,720
Groupe Bruxelles Lambert S.A.	5,864	459,051
KBC Group NV	17,769	815,786
Proximus SADP	11,920	272,143
Solvay S.A.	5,192	376,739
UCB S.A.	9,033	780,351
Umicore S.A.	14,103	490,644

		6,874,401

Chile — 0.0%
Antofagasta plc	26,957	256,729

China — 0.4%
BeiGene, Ltd. (ADR) (a)	2,400	295,464
BOC Hong Kong Holdings, Ltd.	258,465	712,395
Budweiser Brewing Co. APAC, Ltd. (144A) (a)	85,100	218,710
Prosus NV (a)	34,820	2,400,271

		3,626,840

Denmark — 2.0%
AP Moller - Maersk A/S - Class A	274	226,279
AP Moller - Maersk A/S - Class B	458	408,944
Carlsberg A/S - Class B	7,497	847,064
Chr Hansen Holding A/S	7,473	558,088
Coloplast A/S - Class B	8,619	1,248,166
Danske Bank A/S	45,729	515,903
Demant A/S (a)	7,349	162,349
DSV Panalpina A/S	14,180	1,285,118
Genmab A/S (a)	4,641	937,629
H Lundbeck A/S	5,421	160,566
ISS A/S	12,164	166,883
Novo Nordisk A/S - Class B	123,835	7,435,087
Novozymes A/S - B Shares	14,958	678,894

BHFTII-184

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Denmark —(Continued)
Orsted A/S	13,516	$1,321,151
Pandora A/S	7,708	249,837
Tryg A/S	8,735	214,466
Vestas Wind Systems A/S	12,557	1,017,407

		17,433,831

Finland — 1.1%
Elisa Oyj	9,227	570,417
Fortum Oyj	30,377	444,355
Kone Oyj - Class B	23,809	1,344,440
Metso Oyj	7,511	178,233
Neste Oyj	30,257	1,019,600
Nokia Oyj	403,069	1,258,496
Nokian Renkaat Oyj	7,495	180,952
Nordea Bank Abp	226,093	1,274,318
Orion Oyj - Class B	8,084	329,918
Sampo Oyj - A Shares	29,278	851,985
Stora Enso Oyj - R Shares	40,497	408,919
UPM-Kymmene Oyj	37,640	1,032,136
Wartsila Oyj Abp	31,392	229,508

		9,123,277

France — 9.8%
Accor S.A.	10,693	290,999
Aeroports de Paris	2,209	211,002
Air Liquide S.A.	33,043	4,213,657
Airbus SE	40,902	2,640,260
Alstom S.A.	12,526	521,537
Amundi S.A.	4,463	262,779
Arkema S.A.	5,073	349,023
Atos SE	7,084	476,894
AXA S.A.	135,193	2,329,134
BioMerieux	3,058	343,330
BNP Paribas S.A.	78,794	2,363,096
Bollore S.A.	61,600	168,816
Bouygues S.A.	14,921	435,622
Bureau Veritas S.A.	19,643	371,454
Capgemini SE	11,166	939,745
Carrefour S.A.	42,889	676,006
Casino Guichard Perrachon S.A. (d)	3,988	152,989
Cie de Saint-Gobain	33,678	814,648
Cie Generale des Etablissements Michelin	12,172	1,077,824
CNP Assurances	10,520	102,447
Covivio	3,163	177,467
Credit Agricole S.A.	81,608	595,063
Danone S.A.	42,844	2,749,054
Dassault Aviation S.A.	183	149,823
Dassault Systemes SE	9,434	1,391,866
Edenred	17,136	713,524
Eiffage S.A. (144A)	5,760	405,846
Electricite de France S.A.	42,972	337,153
Engie S.A.	124,929	1,285,664
EssilorLuxottica S.A.	20,173	2,165,315
Eurazeo S.A.	2,867	129,061
Eutelsat Communications S.A.	14,990	156,155
Faurecia S.A.	5,604	166,878

France —(Continued)
Gecina S.A. (REIT)	3,288	433,949
Getlink SE	32,808	394,516
Hermes International	2,220	1,525,414
ICADE (REIT)	2,561	201,951
Iliad S.A.	838	113,315
Ingenico Group S.A.	4,093	432,787
Ipsen S.A.	2,947	152,189
JCDecaux S.A.	4,706	84,901
Kering S.A.	5,325	2,764,325
Klepierre S.A. (REIT) (d)	12,682	243,651
L’Oreal S.A.	17,414	4,547,518
Legrand S.A.	18,736	1,197,802
LVMH Moet Hennessy Louis Vuitton SE	19,473	7,191,263
Natixis S.A.	61,192	197,942
Orange S.A.	137,239	1,692,803
Pernod-Ricard S.A.	14,881	2,105,814
Peugeot S.A.	40,345	535,142
Publicis Groupe S.A.	15,420	440,134
Remy Cointreau S.A.	1,860	202,760
Renault S.A.	14,189	274,143
Safran S.A.	22,576	1,974,176
Sanofi	78,809	6,902,867
Sartorius Stedim Biotech	2,011	401,778
Schneider Electric SE	38,307	3,281,283
SCOR SE	11,686	256,165
SEB S.A.	1,809	224,586
Societe Generale S.A.	55,187	923,621
Sodexo S.A.	5,584	376,449
Suez	24,607	249,428
Teleperformance SE	4,265	885,640
Thales S.A.	7,807	651,924
Total S.A.	167,504	6,462,445
UBISOFT Entertainment S.A. (a)	5,696	417,906
Unibail-Rodamco-Westfield	9,927	559,249
Valeo S.A.	18,217	303,085
Veolia Environnement S.A.	38,959	829,176
Vinci S.A.	35,933	2,958,049
Vivendi S.A.	59,823	1,277,026
Wendel S.A.	2,267	180,427
Worldline S.A. (a)	8,960	523,990

		83,535,720

Germany — 7.3%
Adidas AG	12,440	2,847,136
Allianz SE	29,147	4,998,668
Aroundtown S.A.	85,499	426,279
BASF SE	64,340	3,093,851
Bayer AG	68,852	4,020,926
Bayerische Motoren Werke AG	23,596	1,232,446
Beiersdorf AG	7,090	717,737
Brenntag AG	11,405	428,669
Carl Zeiss Meditec AG	2,898	280,132
Commerzbank AG	77,199	279,385
Continental AG	7,151	520,273
Covestro AG (144A)	11,059	341,773
Daimler AG	63,808	1,947,442
Delivery Hero AG (a)	8,164	615,906

BHFTII-185

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany —(Continued)
Deutsche Bank AG	137,605	$919,683
Deutsche Boerse AG	13,601	1,858,775
Deutsche Lufthansa AG	17,782	168,920
Deutsche Post AG	68,112	1,869,617
Deutsche Telekom AG	233,269	3,072,787
Deutsche Wohnen SE	24,681	938,177
E.ON SE	159,780	1,671,722
Evonik Industries AG	13,109	278,470
Fraport AG Frankfurt Airport Services Worldwide	3,260	131,635
Fresenius Medical Care AG & Co. KGaA	15,649	1,038,497
Fresenius SE & Co. KGaA	28,011	1,047,225
GEA Group AG	9,381	192,179
Hannover Rueck SE	4,145	602,925
HeidelbergCement AG	10,444	453,178
Henkel AG & Co. KGaA	7,933	594,743
HOCHTIEF AG	1,646	108,897
Infineon Technologies AG	85,769	1,278,122
KION Group AG	5,441	237,778
Knorr-Bremse AG	3,477	310,151
LANXESS AG	5,571	221,885
Merck KGaA	9,421	971,883
METRO AG	15,747	135,585
MTU Aero Engines AG	3,839	559,543
Muenchener Rueckversicherungs-Gesellschaft AG	10,059	2,022,955
Puma SE	6,040	358,976
RWE AG	39,146	1,042,528
SAP SE	68,846	7,866,677
Siemens AG	53,103	4,547,077
Siemens Healthineers AG	10,900	430,279
Symrise AG	8,745	823,957
Telefonica Deutschland Holding AG	58,800	145,388
ThyssenKrupp AG (a)	31,577	167,388
TUI AG	30,068	134,425
Uniper SE	14,858	370,982
United Internet AG	8,781	262,058
Volkswagen AG	2,495	336,405
Vonovia SE	35,809	1,756,029
Wirecard AG	8,665	990,170
Zalando SE (a)	8,719	337,987

		62,006,281

Hong Kong — 3.3%
AIA Group, Ltd.	846,800	7,619,886
ASM Pacific Technology, Ltd.	19,600	182,917
Bank of East Asia, Ltd. (The)	103,920	223,015
CK Asset Holdings, Ltd.	188,440	1,025,403
CK Hutchison Holdings, Ltd.	187,440	1,257,330
CK Infrastructure Holdings, Ltd.	49,500	262,243
CLP Holdings, Ltd.	116,377	1,069,952
Galaxy Entertainment Group, Ltd.	151,000	800,021
Hang Lung Properties, Ltd.	162,000	327,729
Hang Seng Bank, Ltd.	54,400	927,127
Henderson Land Development Co., Ltd.	100,311	381,059
HK Electric Investments & HK Electric Investments, Ltd.	195,000	187,327
HKT Trust & HKT, Ltd.	277,980	377,488
Hong Kong & China Gas Co., Ltd.	703,415	1,157,039

Hong Kong —(Continued)
Hong Kong Exchanges and Clearing, Ltd.	82,400	2,475,164
Hongkong Land Holdings, Ltd.	86,500	323,554
Jardine Matheson Holdings, Ltd.	16,900	845,349
Jardine Strategic Holdings, Ltd.	14,600	323,170
Link REIT (REIT)	150,141	1,268,593
Melco Resorts & Entertainment, Ltd. (ADR)	13,200	163,680
MTR Corp., Ltd.	110,500	569,109
New World Development Co., Ltd.	463,707	496,824
NWS Holdings, Ltd.	99,000	101,347
PCCW, Ltd.	313,000	172,037
Power Assets Holdings, Ltd.	107,549	640,878
Sino Land Co., Ltd.	247,600	313,317
Sun Hung Kai Properties, Ltd.	116,250	1,526,717
Swire Pacific, Ltd. - Class A	36,817	235,920
Swire Properties, Ltd.	83,600	234,608
Techtronic Industries Co., Ltd.	95,000	612,132
Vitasoy International Holdings, Ltd. (d)	54,000	163,115
WH Group, Ltd.	679,000	630,696
Wharf Real Estate Investment Co., Ltd. (d)	87,976	360,570
Wheelock & Co., Ltd.	68,000	462,011

		27,717,327

Ireland — 0.6%
AerCap Holdings NV (a)	7,900	180,041
AIB Group plc (a)	60,112	67,063
Bank of Ireland Group plc	56,296	105,810
CRH plc	54,249	1,471,195
Flutter Entertainment plc	4,945	445,986
James Hardie Industries plc	31,140	361,399
Kerry Group plc - Class A	11,539	1,316,089
Kingspan Group plc	11,136	593,206
Smurfit Kappa Group plc	16,402	460,128

		5,000,917

Israel — 0.6%
Azrieli Group, Ltd.	3,090	178,904
Bank Hapoalim B.M.	79,475	478,319
Bank Leumi Le-Israel B.M.	88,946	492,358
Check Point Software Technologies, Ltd. (a)	8,100	814,374
CyberArk Software, Ltd. (a)	2,700	231,012
Elbit Systems, Ltd.	1,811	236,285
Isracard, Ltd.	0	0
Israel Chemicals, Ltd.	54,463	173,232
Israel Discount Bank, Ltd. - Class A	83,247	246,845
Mizrahi Tefahot Bank, Ltd.	9,874	184,671
Nice, Ltd. (a)	4,447	644,563
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	77,953	700,018
Wix.com, Ltd. (a)	3,200	322,624

		4,703,205

Italy — 1.8%
Assicurazioni Generali S.p.A.	77,824	1,054,762
Atlantia S.p.A.	36,067	449,776
Davide Campari-Milano S.p.A.	42,874	306,814
Enel S.p.A.	565,439	3,915,534
Eni S.p.A.	175,289	1,763,169

BHFTII-186

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy —(Continued)
Ferrari NV	8,924	$1,379,965
FinecoBank Banca Fineco S.p.A.	42,655	385,644
Intesa Sanpaolo S.p.A.	1,028,893	1,670,813
Leonardo S.p.A.	28,782	190,496
Mediobanca S.p.A.	44,816	245,807
Moncler S.p.A.	13,024	473,007
Poste Italiane S.p.A.	41,357	348,535
Prysmian S.p.A.	16,202	258,139
Recordati S.p.A.	8,194	345,346
Snam S.p.A.	136,820	628,684
Telecom Italia S.p.A. (a)	649,578	264,283
Telecom Italia S.p.A. - Risparmio Shares	432,726	170,419
Terna Rete Elettrica Nazionale S.p.A.	92,957	586,053
UniCredit S.p.A.	142,434	1,109,506

		15,546,752

Japan — 24.5%
ABC-Mart, Inc.	2,500	124,888
Advantest Corp.	14,500	579,205
Aeon Co., Ltd.	44,500	985,133
Air Water, Inc.	10,000	137,052
Aisin Seiki Co., Ltd.	10,600	259,986
Ajinomoto Co., Inc.	31,900	592,013
Alfresa Holdings Corp.	15,300	284,250
Alps Alpine Co., Ltd.	13,100	126,434
Amada Holdings Co., Ltd.	27,000	212,299
ANA Holdings, Inc.	8,400	204,305
Aozora Bank, Ltd.	9,600	182,312
Asahi Glass Co., Ltd.	12,600	308,443
Asahi Group Holdings, Ltd.	24,500	792,320
Asahi Intecc Co., Ltd.	14,200	350,120
Asahi Kasei Corp.	84,100	592,034
Astellas Pharma, Inc.	131,100	2,021,366
Bandai Namco Holdings, Inc.	13,300	642,922
Bank of Kyoto, Ltd. (The)	1	32
Bridgestone Corp.	40,800	1,250,545
Brother Industries, Ltd.	16,400	249,680
Calbee, Inc.	5,500	148,357
Canon, Inc.	67,800	1,474,883
Casio Computer Co., Ltd.	16,900	236,129
Central Japan Railway Co.	9,800	1,564,711
Chiba Bank, Ltd. (The)	39,400	171,674
Chubu Electric Power Co., Inc.	45,700	641,695
Chugai Pharmaceutical Co., Ltd.	15,200	1,752,412
Chugoku Electric Power Co., Inc. (The)	23,700	330,516
Coca-Cola Bottlers Japan Holdings, Inc. (d)	9,900	202,555
Concordia Financial Group, Ltd.	75,900	220,207
Credit Saison Co., Ltd.	11,300	130,699
CyberAgent, Inc.	7,400	286,022
Dai Nippon Printing Co., Ltd.	14,900	316,089
Dai-ichi Life Holdings, Inc.	75,800	903,517
Daicel Corp.	22,000	159,990
Daifuku Co., Ltd.	7,400	467,126
Daiichi Sankyo Co., Ltd.	40,600	2,782,219
Daikin Industries, Ltd.	17,200	2,089,118
Daito Trust Construction Co., Ltd.	5,200	483,075

Japan —(Continued)
Daiwa House Industry Co., Ltd.	38,200	942,326
Daiwa House REIT Investment Corp. (REIT)	136	330,946
Daiwa Securities Group, Inc.	108,500	419,178
Denso Corp.	31,000	997,379
Dentsu Group, Inc.	16,600	318,774
Disco Corp.	1,600	314,498
East Japan Railway Co.	20,800	1,569,835
Eisai Co., Ltd.	18,200	1,330,554
Electric Power Development Co., Ltd.	10,900	219,179
FamilyMart Co., Ltd.	17,600	313,873
FANUC Corp.	13,300	1,796,405
Fast Retailing Co., Ltd.	4,100	1,668,651
Fuji Electric Co., Ltd.	8,600	193,777
FUJIFILM Holdings Corp.	25,900	1,294,850
Fujitsu, Ltd.	13,800	1,240,339
Fukuoka Financial Group, Inc.	10,600	139,793
GMO Payment Gateway, Inc.	3,000	209,664
Hakuhodo DY Holdings, Inc.	17,600	176,821
Hamamatsu Photonics KK	9,600	391,379
Hankyu Hanshin Holdings, Inc.	16,400	550,028
Hikari Tsushin, Inc.	1,500	250,661
Hino Motors, Ltd.	19,000	101,713
Hirose Electric Co., Ltd.	2,415	249,484
Hisamitsu Pharmaceutical Co., Inc.	4,500	208,976
Hitachi Chemical Co., Ltd.	7,700	326,940
Hitachi Construction Machinery Co., Ltd. (d)	8,900	179,285
Hitachi High-Technologies Corp.	5,500	406,620
Hitachi Metals, Ltd.	10,700	112,221
Hitachi, Ltd.	66,500	1,928,094
Honda Motor Co., Ltd.	113,900	2,551,376
Hoshizaki Corp.	4,100	306,884
Hoya Corp.	26,800	2,270,499
Hulic Co., Ltd.	17,100	172,933
Idemitsu Kosan Co., Ltd.	12,068	275,564
IHI Corp.	12,200	141,744
Iida Group Holdings Co., Ltd.	12,700	175,226
Inpex Corp.	71,100	398,066
Isetan Mitsukoshi Holdings, Ltd.	26,900	156,195
Isuzu Motors, Ltd.	43,700	288,107
ITOCHU Corp.	96,700	1,998,348
Itochu Techno-Solutions Corp.	7,100	201,722
J Front Retailing Co., Ltd.	17,900	148,108
Japan Airlines Co., Ltd.	8,400	153,964
Japan Airport Terminal Co., Ltd.	3,800	146,095
Japan Exchange Group, Inc.	38,100	670,531
Japan Post Bank Co., Ltd. (d)	30,800	283,443
Japan Post Holdings Co., Ltd.	107,000	834,961
Japan Post Insurance Co., Ltd.	16,000	197,691
Japan Prime Realty Investment Corp. (REIT)	51	152,558
Japan Real Estate Investment Corp.	96	560,553
Japan Retail Fund Investment Corp.	202	227,189
Japan Tobacco, Inc.	86,100	1,587,403
JFE Holdings, Inc.	35,100	227,543
JGC Holdings Corp.	14,000	111,851
JSR Corp.	11,000	201,822
JTEKT Corp.	14,700	99,421
JXTG Holdings, Inc.	205,700	702,254

BHFTII-187

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan —(Continued)
Kajima Corp.	32,000	$327,098
Kakaku.com, Inc.	10,700	195,580
Kamigumi Co., Ltd.	8,500	143,219
Kansai Electric Power Co., Inc. (The)	55,000	611,062
Kansai Paint Co., Ltd.	10,300	195,619
Kao Corp.	33,400	2,723,869
Kawasaki Heavy Industries, Ltd.	12,400	179,063
KDDI Corp.	122,200	3,597,610
Keihan Holdings Co., Ltd.	7,800	345,840
Keikyu Corp.	18,000	302,045
Keio Corp.	6,600	389,200
Keisei Electric Railway Co., Ltd.	10,000	287,619
Keyence Corp.	12,600	4,050,018
Kikkoman Corp.	9,600	407,142
Kintetsu Group Holdings Co., Ltd.	12,612	582,337
Kirin Holdings Co., Ltd.	60,300	1,189,560
Kobayashi Pharmaceutical Co., Ltd.	3,600	332,392
Koito Manufacturing Co., Ltd.	7,700	259,546
Komatsu, Ltd.	65,500	1,073,451
Konami Holdings Corp.	7,300	222,911
Konica Minolta, Inc.	37,000	149,640
Kose Corp.	2,300	282,432
Kubota Corp.	75,300	959,358
Kuraray Co., Ltd.	24,500	246,617
Kurita Water Industries, Ltd.	7,100	163,414
Kyocera Corp.	22,700	1,340,806
Kyowa Kirin Co., Ltd.	14,200	317,128
Kyushu Electric Power Co., Inc.	25,900	207,817
Kyushu Railway Co.	12,700	363,749
Lawson, Inc.	3,800	208,176
LINE Corp. (a)	4,500	216,571
Lion Corp.	15,900	339,764
LIXIL Group Corp.	19,000	235,325
M3, Inc.	31,400	924,226
Makita Corp.	15,200	464,208
Marubeni Corp.	114,800	570,069
Marui Group Co., Ltd.	10,300	172,211
Mazda Motor Corp.	43,000	226,591
McDonald’s Holdings Co. Japan, Ltd.	5,400	242,902
Medipal Holdings Corp.	10,700	199,177
MEIJI Holdings Co., Ltd.	7,700	546,409
Minebea Mitsumi, Inc.	26,300	390,595
MISUMI Group, Inc.	22,200	482,182
Mitsubishi Chemical Holdings Corp.	93,700	555,272
Mitsubishi Corp.	93,100	1,968,146
Mitsubishi Electric Corp.	131,200	1,612,778
Mitsubishi Estate Co., Ltd.	86,400	1,268,624
Mitsubishi Gas Chemical Co., Inc.	11,500	124,419
Mitsubishi Heavy Industries, Ltd.	23,100	581,915
Mitsubishi Materials Corp.	7,900	161,271
Mitsubishi Motors Corp.	44,999	126,916
Mitsubishi UFJ Financial Group, Inc.	854,388	3,174,720
Mitsubishi UFJ Lease & Finance Co., Ltd.	30,700	150,368
Mitsui & Co., Ltd.	118,417	1,642,994
Mitsui Chemicals, Inc.	15,000	283,531
Mitsui Fudosan Co., Ltd.	59,500	1,025,016
Mitsui OSK Lines, Ltd.	7,500	120,482

Japan —(Continued)
Mizuho Financial Group, Inc.	1,661,900	1,894,422
MonotaRO Co., Ltd.	9,200	243,483
MS&AD Insurance Group Holdings, Inc.	31,800	887,147
Murata Manufacturing Co., Ltd.	41,200	2,077,028
Nabtesco Corp.	7,500	172,312
Nagoya Railroad Co., Ltd.	14,800	414,017
NEC Corp.	16,800	610,530
Nexon Co., Ltd.	32,300	526,217
NGK Insulators, Ltd.	19,300	251,983
NGK Spark Plug Co., Ltd.	12,000	168,236
NH Foods, Ltd.	7,000	242,975
Nidec Corp.	30,800	1,591,271
Nikon Corp.	22,500	207,013
Nintendo Co., Ltd.	7,700	2,958,013
Nippon Building Fund, Inc.	88	588,904
Nippon Express Co., Ltd.	5,900	287,767
Nippon Paint Holdings Co., Ltd.	9,500	498,811
Nippon Prologis REIT, Inc.	143	358,825
Nippon Shinyaku Co., Ltd.	3,200	250,430
Nippon Steel Corp.	56,300	480,305
Nippon Telegraph & Telephone Corp.	88,400	2,089,396
Nippon Yusen KK	12,600	149,191
Nissan Chemical Corp.	10,000	362,751
Nissan Motor Co., Ltd.	166,900	548,801
Nisshin Seifun Group, Inc.	15,700	261,014
Nissin Foods Holdings Co., Ltd.	4,700	390,712
Nitori Holdings Co., Ltd.	5,800	780,865
Nitto Denko Corp.	11,500	511,315
Nomura Holdings, Inc.	233,900	986,910
Nomura Real Estate Holdings, Inc.	9,500	153,479
Nomura Real Estate Master Fund, Inc. (REIT)	296	372,046
Nomura Research Institute, Ltd.	24,500	515,606
NSK, Ltd.	26,600	169,948
NTT Data Corp.	40,780	390,661
NTT DoCoMo, Inc.	94,600	2,961,922
Obayashi Corp.	45,500	388,212
Obic Co., Ltd.	4,600	598,534
Odakyu Electric Railway Co., Ltd.	20,100	440,059
OJI Holdings Corp.	61,700	329,548
Olympus Corp.	80,000	1,149,995
Omron Corp.	13,400	694,338
Ono Pharmaceutical Co., Ltd.	26,100	598,392
Oracle Corp. Japan	3,000	260,866
Oriental Land Co., Ltd.	14,000	1,784,498
ORIX Corp.	92,600	1,109,112
Orix JREIT, Inc.	185	241,963
Osaka Gas Co., Ltd.	29,000	545,243
Otsuka Corp.	7,400	315,345
Otsuka Holdings Co., Ltd.	28,200	1,099,617
Pan Pacific International Holdings Corp.	32,800	620,384
Panasonic Corp.	155,300	1,180,799
Park24 Co., Ltd.	7,400	107,909
PeptiDream, Inc. (a)	6,800	236,400
Persol Holdings Co., Ltd.	13,400	134,060
Pigeon Corp.	8,500	324,943
Rakuten, Inc.	61,500	464,728
Recruit Holdings Co., Ltd. (144A)	95,300	2,451,016

BHFTII-188

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan —(Continued)
Renesas Electronics Corp. (a)	54,800	$195,969
Resona Holdings, Inc.	143,300	429,484
Ricoh Co., Ltd.	48,600	355,449
Rinnai Corp.	2,800	197,687
Rohm Co., Ltd.	6,700	365,449
Ryohin Keikaku Co., Ltd.	18,000	201,228
Santen Pharmaceutical Co., Ltd.	27,500	471,774
SBI Holdings, Inc.	16,511	239,912
Secom Co., Ltd.	14,800	1,225,605
Sega Sammy Holdings, Inc.	12,900	156,444
Seibu Holdings, Inc.	13,800	151,360
Seiko Epson Corp.	20,000	215,567
Sekisui Chemical Co., Ltd.	25,900	342,141
Sekisui House, Ltd.	45,500	748,953
Seven & i Holdings Co., Ltd.	51,300	1,687,299
SG Holdings Co., Ltd.	10,500	249,491
Sharp Corp.	12,000	125,231
Shimadzu Corp.	14,600	382,784
Shimano, Inc.	5,400	770,336
Shimizu Corp.	39,000	303,821
Shin-Etsu Chemical Co., Ltd.	25,100	2,477,724
Shinsei Bank, Ltd.	12,900	171,496
Shionogi & Co., Ltd.	19,700	965,499
Shiseido Co., Ltd.	28,700	1,688,609
Shizuoka Bank, Ltd. (The)	25,800	156,341
Showa Denko KK	9,900	203,874
SMC Corp.	4,100	1,743,204
Softbank Corp.	121,800	1,544,214
SoftBank Group Corp.	109,900	3,833,041
Sohgo Security Services Co., Ltd.	4,800	232,922
Sompo Holdings, Inc.	23,599	727,068
Sony Corp.	89,100	5,275,293
Sony Financial Holdings, Inc.	12,800	215,493
Square Enix Holdings Co., Ltd.	6,500	289,326
Stanley Electric Co., Ltd.	9,700	190,370
Subaru Corp.	45,400	868,192
SUMCO Corp.	17,600	225,434
Sumitomo Chemical Co., Ltd.	106,000	313,302
Sumitomo Corp.	83,900	958,236
Sumitomo Dainippon Pharma Co., Ltd.	12,500	161,544
Sumitomo Electric Industries, Ltd.	57,634	603,826
Sumitomo Heavy Industries, Ltd.	7,800	140,122
Sumitomo Metal Mining Co., Ltd.	16,600	339,092
Sumitomo Mitsui Financial Group, Inc.	91,400	2,211,929
Sumitomo Mitsui Trust Holdings, Inc.	22,826	656,795
Sumitomo Realty & Development Co., Ltd.	22,400	543,784
Sundrug Co., Ltd.	5,300	169,424
Suntory Beverage & Food, Ltd.	10,400	391,985
Suzuken Co., Ltd.	5,800	210,556
Suzuki Motor Corp.	26,200	624,414
Sysmex Corp.	12,200	878,570
T&D Holdings, Inc.	39,400	320,398
Taiheiyo Cement Corp.	8,200	139,685
Taisei Corp.	12,400	377,562
Taisho Pharmaceutical Holdings Co., Ltd.	3,000	183,702
Taiyo Nippon Sanso Corp.	9,600	141,627
Takeda Pharmaceutical Co., Ltd.	105,148	3,204,984
TDK Corp.	9,500	732,194

Japan —(Continued)
Teijin, Ltd.	13,200	222,741
Terumo Corp.	44,200	1,513,960
THK Co., Ltd.	7,700	156,586
Tobu Railway Co., Ltd.	14,600	508,285
Toho Co., Ltd.	8,500	258,842
Toho Gas Co., Ltd.	6,200	281,983
Tohoku Electric Power Co., Inc.	28,000	269,246
Tokio Marine Holdings, Inc.	43,800	2,000,777
Tokyo Electric Power Co. Holdings, Inc. (a)	112,000	389,802
Tokyo Electron, Ltd.	11,300	2,116,381
Tokyo Gas Co., Ltd.	26,400	622,977
Tokyu Corp.	37,500	588,366
Tokyu Fudosan Holdings Corp.	37,000	176,392
Toppan Printing Co., Ltd.	20,500	312,935
Toray Industries, Inc.	99,900	431,462
Toshiba Corp.	27,300	598,614
Tosoh Corp.	13,400	151,849
TOTO, Ltd.	10,400	344,807
Toyo Seikan Group Holdings, Ltd.	8,300	94,357
Toyo Suisan Kaisha, Ltd.	6,000	289,336
Toyota Industries Corp.	10,100	482,717
Toyota Motor Corp.	160,100	9,599,913
Toyota Tsusho Corp.	15,500	363,467
Trend Micro, Inc.	8,900	437,856
Tsuruha Holdings, Inc.	2,900	381,910
Unicharm Corp.	29,600	1,106,975
United Urban Investment Corp. (REIT)	213	210,501
USS Co., Ltd.	16,600	227,741
Welcia Holdings Co., Ltd.	3,500	245,438
West Japan Railway Co.	11,500	784,419
Yakult Honsha Co., Ltd.	8,200	483,676
Yamada Denki Co., Ltd.	46,500	184,932
Yamaha Corp.	10,400	403,794
Yamaha Motor Co., Ltd.	18,700	224,981
Yamato Holdings Co., Ltd.	21,800	340,775
Yamazaki Baking Co., Ltd.	9,000	187,696
Yaskawa Electric Corp.	18,000	492,674
Yokogawa Electric Corp.	16,300	195,536
Yokohama Rubber Co., Ltd. (The)	9,200	113,692
Z Holdings Corp.	187,500	600,706

		208,898,806

Luxembourg — 0.2%
ArcelorMittal S.A.	46,976	442,910
Eurofins Scientific SE	878	433,011
Millicom International Cellular S.A.	7,585	213,255
SES S.A.	29,140	170,576
Tenaris S.A.	35,513	216,125

		1,475,877

Macau — 0.1%
Sands China, Ltd.	176,400	642,137
SJM Holdings, Ltd.	147,000	123,321
Wynn Macau, Ltd.	95,600	144,632

		910,090

BHFTII-189

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Netherlands — 4.1%
ABN AMRO Bank NV	29,995	$244,957
Adyen NV (a)	753	634,020
Aegon NV	119,047	300,438
Akzo Nobel NV	14,176	929,785
Altice Europe NV - Class A (a)	47,267	181,779
ASML Holding NV	29,818	7,883,855
EXOR NV	8,104	415,297
Heineken Holding NV	7,836	598,317
Heineken NV	18,534	1,543,314
ING Groep NV	272,022	1,417,569
Just Eat Takeaway (a)	8,062	604,643
Koninklijke Ahold Delhaize NV	77,143	1,796,153
Koninklijke DSM NV	12,515	1,414,847
Koninklijke KPN NV	250,369	595,797
Koninklijke Philips NV	65,152	2,623,501
Koninklijke Vopak NV	3,942	204,493
NN Group NV	21,018	564,765
NXP Semiconductors NV	19,500	1,617,135
Randstad NV	9,402	330,486
Royal Dutch Shell plc - A Shares	293,028	5,119,056
Royal Dutch Shell plc - B Shares	261,692	4,380,173
Wolters Kluwer NV	19,254	1,361,944

		34,762,324

New Zealand — 0.3%
a2 Milk Co., Ltd. (a)	53,251	535,110
Auckland International Airport, Ltd.	69,174	202,550
Fisher & Paykel Healthcare Corp., Ltd.	35,755	643,976
Fletcher Building, Ltd.	68,594	141,514
Mercury NZ, Ltd.	47,715	118,607
Meridian Energy, Ltd.	89,813	211,109
Ryman Healthcare, Ltd.	29,900	182,580
Spark New Zealand, Ltd.	131,194	317,725

		2,353,171

Norway — 0.5%
Aker BP ASA	7,864	99,126
DNB ASA	68,520	760,816
Equinor ASA	71,632	893,343
Gjensidige Forsikring ASA (d)	14,357	243,225
Mowi ASA	30,284	457,005
Norsk Hydro ASA	91,188	196,151
Orkla ASA	47,435	401,880
Schibsted ASA - B Shares	7,443	130,830
Telenor ASA	51,893	752,895
Yara International ASA	11,222	351,522

		4,286,793

Portugal — 0.2%
Banco Espirito Santo S.A. (a) (b) (c)	199,038	0
EDP - Energias de Portugal S.A.	185,244	740,542
Galp Energia SGPS S.A.	37,002	420,298
Jeronimo Martins SGPS S.A.	18,255	328,496

		1,489,336

Russia — 0.0%
Evraz plc	36,315	103,454

Singapore — 1.1%
Ascendas Real Estate Investment Trust (REIT)	213,904	425,494
CapitaLand Commercial Trust (REIT)	166,738	179,302
CapitaLand Mall Trust (REIT)	157,500	198,152
CapitaLand, Ltd.	172,300	343,347
City Developments, Ltd.	34,000	172,053
ComfortDelGro Corp., Ltd.	153,000	163,442
DBS Group Holdings, Ltd.	123,967	1,618,043
Genting Singapore, Ltd.	439,000	212,960
Jardine Cycle & Carriage, Ltd.	8,888	122,885
Keppel Corp., Ltd.	113,900	423,409
Mapletree Commercial Trust	147,200	189,350
Oversea-Chinese Banking Corp., Ltd.	230,564	1,400,101
SATS, Ltd.	56,300	125,078
Singapore Airlines, Ltd.	33,140	133,719
Singapore Exchange, Ltd.	54,400	349,661
Singapore Press Holdings, Ltd.	159,050	204,524
Singapore Technologies Engineering, Ltd.	130,000	285,083
Singapore Telecommunications, Ltd.	601,420	1,073,570
Suntec Real Estate Investment Trust (REIT)	144,600	127,055
United Overseas Bank, Ltd.	89,292	1,220,661
UOL Group, Ltd.	33,000	151,670
Venture Corp., Ltd.	20,500	194,500
Wilmar International, Ltd.	144,000	325,139

		9,639,198

South Africa — 0.1%
Anglo American plc	71,358	1,244,772

Spain — 2.4%
ACS Actividades de Construccion y Servicios S.A.	18,984	368,973
Aena SME S.A. (144A)	5,006	543,517
Amadeus IT Group S.A.	29,710	1,401,792
Banco Bilbao Vizcaya Argentaria S.A.	476,413	1,515,184
Banco de Sabadell S.A. (d)	394,360	201,590
Banco Santander S.A.	1,156,971	2,801,584
Bankia S.A.	80,824	89,771
Bankinter S.A.	48,939	178,752
CaixaBank S.A.	251,522	466,700
Cellnex Telecom S.A. (144A)	17,920	811,480
Enagas S.A.	15,887	314,417
Endesa S.A.	23,384	498,069
Ferrovial S.A.	35,226	841,549
Grifols S.A.	21,632	733,014
Iberdrola S.A.	425,758	4,182,400
Industria de Diseno Textil S.A	74,470	1,923,469
Mapfre S.A.	74,474	126,734
Naturgy Energy Group S.A.	20,891	367,933
Red Electrica Corp. S.A.	29,508	528,622
Repsol S.A.	99,814	906,161
Siemens Gamesa Renewable Energy S.A.	18,682	279,659
Telefonica S.A. (d)	317,348	1,449,430

		20,530,800

BHFTII-190

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden — 2.4%
Alfa Laval AB	20,852	$360,816
Assa Abloy AB - Class B	67,119	1,266,943
Atlas Copco AB - A Shares	46,052	1,545,342
Atlas Copco AB - B Shares	28,433	837,161
Boliden AB	20,002	364,094
Electrolux AB - Series B	17,118	212,839
Epiroc AB - Class A	49,888	493,804
Epiroc AB - Class B	28,433	281,549
Essity AB - Class B	43,954	1,353,351
Hennes & Mauritz AB - B Shares	53,857	691,916
Hexagon AB - B Shares	19,206	817,952
Husqvarna AB - B Shares	25,677	128,901
ICA Gruppen AB	5,619	236,525
Industrivarden AB - C Shares	10,214	199,087
Investor AB - B Shares	32,036	1,471,222
Kinnevik AB - Class B	16,046	266,248
L E Lundbergforetagen AB - B Shares	6,090	249,313
Lundin Petroleum AB	11,594	221,673
Sandvik AB	76,849	1,089,686
Securitas AB - B Shares	21,462	231,936
Skandinaviska Enskilda Banken AB - Class A	113,560	766,999
Skanska AB - B Shares (a) (d)	24,008	365,357
SKF AB - B Shares	25,976	356,828
Svenska Handelsbanken AB - A Shares (a)	113,277	947,156
Swedbank AB - A Shares	65,848	734,183
Swedish Match AB	11,623	663,842
Tele2 AB - B Shares	33,676	451,853
Telefonaktiebolaget LM Ericsson - B Shares	220,757	1,798,926
Telia Co. AB	191,764	688,743
Volvo AB - B Shares	104,577	1,255,585

		20,349,830

Switzerland — 10.4%
ABB, Ltd.	128,908	2,254,702
Adecco Group AG	10,992	431,434
Alcon, Inc. (a)	29,285	1,486,673
Baloise Holding AG	3,117	406,994
Barry Callebaut AG	211	422,047
Chocoladefabriken Lindt & Spruengli AG	7	609,181
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	81	680,759
Cie Financiere Richemont S.A.	35,656	1,943,914
Clariant AG	13,958	233,538
Coca-Cola HBC AG	13,800	296,091
Credit Suisse Group AG	175,461	1,441,287
Dufry AG	2,729	84,153
EMS-Chemie Holding AG	579	362,532
Ferguson plc	15,873	990,833
Geberit AG	2,596	1,139,213
Givaudan S.A.	649	2,001,673
Glencore plc	751,722	1,145,338
Julius Baer Group, Ltd.	17,027	578,285
Kuehne & Nagel International AG	4,135	565,385
LafargeHolcim, Ltd.	35,343	1,285,282
Lonza Group AG	5,308	2,196,873
Nestle S.A.	208,469	21,374,383
Novartis AG	150,487	12,372,091
Pargesa Holding S.A.	3,025	199,758

Switzerland — (Continued)
Partners Group Holding AG	1,227	844,262
Roche Holding AG	49,215	15,916,974
Schindler Holding AG	1,428	300,527
Schindler Holding AG (Participation Certificate)	2,909	636,071
SGS S.A.	424	978,393
Sika AG	9,000	1,481,336
Sonova Holding AG	4,058	728,792
STMicroelectronics NV	44,997	974,284
Straumann Holding AG	747	553,810
Swatch Group AG (The)	4,374	171,217
Swatch Group AG (The) - Bearer Shares	2,245	446,353
Swiss Life Holding AG	2,458	832,506
Swiss Prime Site AG	5,000	488,249
Swiss Re AG	20,070	1,539,396
Swisscom AG	1,853	993,753
Temenos AG	4,384	571,850
UBS Group AG	269,006	2,501,128
Vifor Pharma AG	2,847	391,867
Zurich Insurance Group AG	10,457	3,692,432

		88,545,619

United Arab Emirates — 0.0%
NMC Health plc (b) (c)	7,569	9,841

United Kingdom — 13.0%
3i Group plc	70,865	692,327
Admiral Group plc	16,009	440,975
Ashtead Group plc	32,603	722,880
Associated British Foods plc	23,197	519,706
AstraZeneca plc	91,898	8,194,862
Auto Trader Group plc	75,401	409,068
AVEVA Group plc	4,525	195,051
Aviva plc	288,445	955,951
BAE Systems plc	231,979	1,494,289
Barclays plc	1,179,699	1,368,335
Barratt Developments plc	69,622	378,789
Berkeley Group Holdings plc	7,831	349,448
BP plc	1,427,032	6,060,330
British American Tobacco plc	162,458	5,538,073
British Land Co. plc (The) (REIT)	73,348	304,626
BT Group plc	572,988	834,271
Bunzl plc	23,002	462,984
Burberry Group plc	29,504	481,854
Centrica plc	408,947	192,031
CNH Industrial NV	72,572	413,102
Coca-Cola European Partners plc	16,100	604,233
Compass Group plc	111,126	1,733,295
Croda International plc	9,045	477,519
DCC plc	7,008	441,226
Diageo plc	165,702	5,298,029
Direct Line Insurance Group plc	89,919	328,449
easyJet plc	11,130	79,960
Experian plc	65,580	1,822,468
Fiat Chrysler Automobiles NV	78,476	562,616
G4S plc	108,086	123,154
GlaxoSmithKline plc	347,720	6,511,017
GVC Holdings plc	39,400	273,027

BHFTII-191

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom —(Continued)
Halma plc	27,211	$645,377
Hargreaves Lansdown plc	20,716	354,348
HSBC Holdings plc	1,414,292	7,950,915
Imperial Brands plc	64,348	1,190,686
Informa plc	91,052	504,101
InterContinental Hotels Group plc	11,622	496,742
Intertek Group plc	11,453	668,257
J Sainsbury plc	120,106	312,251
JD Sports Fashion plc	30,679	176,273
Johnson Matthey plc	15,590	345,860
Kingfisher plc	151,460	272,344
Land Securities Group plc (REIT)	54,641	375,811
Legal & General Group plc	421,904	1,007,596
Lloyds Banking Group plc	4,856,156	1,911,677
London Stock Exchange Group plc	22,230	1,999,492
M&G plc (a)	186,011	258,568
Marks & Spencer Group plc	107,851	132,201
Meggitt plc	55,862	202,018
Melrose Industries plc	351,107	395,818
Micro Focus International plc	22,532	111,265
Mondi plc	35,550	605,330
National Grid plc	249,620	2,920,606
Next plc	9,783	491,925
Ocado Group plc (a)	32,598	491,382
Pearson plc	50,185	345,918
Persimmon plc	22,805	539,142
Prudential plc	186,011	2,370,326
Reckitt Benckiser Group plc	50,616	3,877,935
RELX plc	137,652	2,945,755
Rentokil Initial plc	132,544	635,057
Rio Tinto plc	78,928	3,616,741
Rolls-Royce Holdings plc	123,608	519,291
Royal Bank of Scotland Group plc	339,485	472,714
RSA Insurance Group plc	74,322	385,660
Sage Group plc (The)	77,930	569,772
Schroders plc	7,697	236,006
Segro plc (REIT)	74,212	700,597
Severn Trent plc	14,884	419,068
Smith & Nephew plc	62,049	1,099,190
Smiths Group plc	25,301	382,374
Spirax-Sarco Engineering plc	5,277	532,148
SSE plc	72,948	1,175,277
St. James’s Place plc	38,927	370,285
Standard Chartered plc	188,103	1,034,967
Standard Life Aberdeen plc	163,097	450,425
Taylor Wimpey plc	240,026	348,193
Tesco plc	690,838	1,952,903
Unilever NV	101,817	4,990,827
Unilever plc	76,987	3,879,849
United Utilities Group plc	43,570	485,692
Vodafone Group plc	1,865,066	2,600,816
Weir Group plc (The)	17,104	154,766
Whitbread plc	8,801	329,002
WM Morrison Supermarkets plc	166,578	366,334
WPP plc	93,040	632,850

		110,504,668

United States — 0.1%
Carnival plc	13,029	157,869
International Flavors & Fragrances, Inc.	0	46
QIAGEN NV (a)	15,166	612,319

		770,234

Total Common Stocks (Cost $835,512,249)		792,283,610

Mutual Fund — 3.4%

United States — 3.4%
iShares MSCI EAFE ETF (e) (Cost $30,686,366)	534,000	28,547,640

Preferred Stocks — 0.5%

Germany — 0.5%
Bayerische Motoren Werke (BMW) AG	3,581	155,867
FUCHS Petrolub SE	4,900	173,217
Henkel AG & Co. KGaA	12,893	1,046,028
Porsche Automobil Holding SE	11,105	477,278
Sartorius AG	2,589	629,538
Volkswagen AG	12,651	1,499,573

Total Preferred Stocks (Cost $4,220,016)		3,981,501

Short-Term Investments — 3.0%

Discount Notes — 0.4%
Federal Home Loan Bank
0.003%, 04/02/20 (f)	650,000	649,999
0.020%, 05/14/20 (f)	1,050,000	1,049,912
0.058%, 04/24/20 (f)	2,050,000	2,049,908

		3,749,819

U.S. Treasury — 2.6%
U.S. Treasury Bills
0.051%, 09/24/20 (f)	9,300,000	9,294,305
0.134%, 04/14/20 (f)	13,200,000	13,199,706

		22,494,011

Total Short-Term Investments (Cost $26,246,934)		26,243,830

Securities Lending Reinvestments (g) — 0.1%

Repurchase Agreements — 0.1%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.010%, due on 04/01/20 with a maturity value of $269,093; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $274,475.	269,093	269,093

BHFTII-192

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements —(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $26,105; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $26,627.	26,105	$26,105
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $54,039; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $55,119.	54,038	54,038
Goldman Sachs & Co. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $269,093; collateralized by U.S. Government Agency Obligations with rates ranging from 2.810% - 6.000%, maturity dates ranging from 03/20/29 - 01/15/55, and an aggregate market value of $274,475.	269,093	269,093
HSBC Securities, Inc. Repurchase Agreement dated 03/31/20 at 0.010%, due on 04/01/20 with a maturity value of $269,093; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 5.000%, maturity dates ranging from 03/31/27 - 05/15/37, and an aggregate market value of $274,475.	269,093	269,093
Societe Generale Repurchase Agreement dated 03/31/20 at 0.010%, due on 04/01/20 with a maturity value of $269,093; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 06/15/20 - 11/15/47, and an aggregate market value of $274,475.	269,093	269,093

		1,156,515

Mutual Fund — 0.0%
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.250% (h)	66,635	66,635

Total Securities Lending Reinvestments (Cost $1,223,150)		1,223,150

Total Investments— 100.1% (Cost $897,888,715)		852,279,731
Other assets and liabilities (net) — (0.1)%		(1,236,824)

Net Assets — 100.0%		$851,042,907

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2020, these securities represent less than 0.05% of net assets.
(d)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $2,045,198 and the collateral received consisted of cash in the amount of $1,223,150 and non-cash collateral with a value of $937,923. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2020, the market value of securities pledged was $6,949,800.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020, the market value of 144A securities was $4,772,342, which is 0.6% of net assets.

Ten Largest Industries as of March 31, 2020 (Unaudited)	% of Net Assets
Pharmaceuticals	9.5
Banks	7.4
Insurance	5.0
Food Products	4.0
Oil, Gas & Consumable Fuels	3.6
Chemicals	3.3
Machinery	2.7
Automobiles	2.6
Textiles, Apparel & Luxury Goods	2.4
Capital Markets	2.4

BHFTII-193

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Depreciation
MSCI EAFE Index Mini Futures	06/19/20	210	USD	16,372,650	$(721,209)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Other Abbreviations

(REIT)—	Real Estate Investment Trust
(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund

BHFTII-194

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$49,242,099	$0	$49,242,099
Austria	—	1,341,418	—	1,341,418
Belgium	—	6,874,401	—	6,874,401
Chile	—	256,729	—	256,729
China	295,464	3,331,376	—	3,626,840
Denmark	—	17,433,831	—	17,433,831
Finland	—	9,123,277	—	9,123,277
France	—	83,535,720	—	83,535,720
Germany	—	62,006,281	—	62,006,281
Hong Kong	163,680	27,553,647	—	27,717,327
Ireland	180,041	4,820,876	—	5,000,917
Israel	2,068,028	2,635,177	—	4,703,205
Italy	—	15,546,752	—	15,546,752
Japan	—	208,898,806	—	208,898,806
Luxembourg	—	1,475,877	—	1,475,877
Macau	—	910,090	—	910,090
Netherlands	1,617,135	33,145,189	—	34,762,324
New Zealand	—	2,353,171	—	2,353,171
Norway	—	4,286,793	—	4,286,793
Portugal	—	1,489,336	0	1,489,336
Russia	—	103,454	—	103,454
Singapore	—	9,639,198	—	9,639,198
South Africa	—	1,244,772	—	1,244,772
Spain	—	20,530,800	—	20,530,800
Sweden	—	20,349,830	—	20,349,830
Switzerland	—	88,545,619	—	88,545,619
United Arab Emirates	—	—	9,841	9,841
United Kingdom	604,233	109,900,435	—	110,504,668
United States	—	770,234	—	770,234
Total Common Stocks	4,928,581	787,345,188	9,841	792,283,610
Total Mutual Fund*	28,547,640	—	—	28,547,640
Total Preferred Stocks*	—	3,981,501	—	3,981,501
Total Short-Term Investments*	—	26,243,830	—	26,243,830
Securities Lending Reinvestments
Repurchase Agreements	—	1,156,515	—	1,156,515
Mutual Fund	66,635	—	—	66,635
Total Securities Lending Reinvestments	66,635	1,156,515	—	1,223,150
Total Investments	$33,542,856	$818,727,034	$9,841	$852,279,731

Collateral for Securities Loaned (Liability)	$—	$(1,223,150)	$—	$(1,223,150)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(721,209)	$—	$—	$(721,209)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2020 is not presented.

Transfers from Level 2 to Level 3 in the amount of $177,705 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

BHFTII-195

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—95.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
AAR Corp.	13,862	$246,189
Aerojet Rocketdyne Holdings, Inc. (a) (b)	31,677	1,325,049
Aerovironment, Inc. (a)	8,967	546,628
Astronics Corp. (a) (b)	10,382	95,307
Axon Enterprise, Inc. (a) (b)	24,169	1,710,440
Cubic Corp.	13,660	564,295
Ducommun, Inc. (a)	4,992	124,051
Kratos Defense & Security Solutions, Inc. (a)	39,769	550,403
Maxar Technologies, Inc. (a) (b)	25,232	269,478
Mercury Systems, Inc. (a)	22,778	1,624,982
Moog, Inc. - Class A	13,220	668,007
National Presto Industries, Inc.	2,572	182,123
Park Aerospace Corp.	10,569	133,169
Parsons Corp. (a)	8,512	272,044
Triumph Group, Inc.	22,400	151,424
Vectrus, Inc. (a)	5,647	233,842

		8,697,431

Air Freight & Logistics—0.3%
Air Transport Services Group, Inc. (a)	24,322	444,606
Atlas Air Worldwide Holdings, Inc. (a)	10,224	262,450
Echo Global Logistics, Inc. (a)	13,053	222,945
Forward Air Corp.	11,493	582,121
Hub Group, Inc. - Class A (a)	13,754	625,394

		2,137,516

Airlines—0.2%
Allegiant Travel Co. (b)	5,298	433,376
Hawaiian Holdings, Inc.	18,895	197,264
SkyWest, Inc.	20,873	546,664
Spirit Airlines, Inc. (a) (b)	29,877	385,115

		1,562,419

Auto Components—0.8%
Adient plc (a)	39,298	356,433
American Axle & Manufacturing Holdings, Inc. (a)	51,196	184,818
Cooper Tire & Rubber Co.	22,320	363,816
Cooper-Standard Holdings, Inc. (a)	7,342	75,402
Dana, Inc.	60,327	471,154
Dorman Products, Inc. (a) (b)	11,137	615,542
Fox Factory Holding Corp. (a)	15,669	658,098
Gentherm, Inc. (a)	15,174	476,464
LCI Industries	10,785	720,761
Modine Manufacturing Co. (a)	23,187	75,358
Motorcar Parts of America, Inc. (a) (b)	8,000	100,640
Standard Motor Products, Inc.	9,638	400,652
Stoneridge, Inc. (a)	10,698	179,191
Tenneco, Inc. - Class A (b)	22,605	81,378
Visteon Corp. (a)	11,503	551,914

		5,311,621

Automobiles—0.1%
Winnebago Industries, Inc.	13,793	383,583

Banks—8.6%
1st Source Corp.	5,572	$180,700
ACNB Corp.	3,451	103,530
Allegiance Bancshares, Inc.	9,094	219,256
Amerant Bancorp, Inc. (a)	6,964	107,176
American National Bankshares, Inc.	4,311	103,033
Ameris Bancorp	26,755	635,699
Ames National Corp.	4,321	88,364
Arrow Financial Corp.	6,548	182,493
Atlantic Capital Bancshares, Inc. (a)	10,440	123,923
Atlantic Union Bankshares Corp.	33,750	739,125
Banc of California, Inc. (b)	18,620	148,960
BancFirst Corp.	8,433	281,409
Bancorp, Inc. (The) (a)	22,607	137,224
BancorpSouth Bank	42,752	808,868
Bank First Corp. (b)	2,663	149,128
Bank of Marin Bancorp	6,398	191,940
Bank of NT Butterfield & Son, Ltd. (The)	23,174	394,653
Banner Corp.	14,787	488,562
Bar Harbor Bankshares	7,342	126,870
Baycom Corp. (a)	5,323	64,142
BCB Bancorp, Inc.	7,495	79,822
Berkshire Hills Bancorp, Inc.	21,074	313,160
Boston Private Financial Holdings, Inc.	37,198	265,966
Bridge Bancorp, Inc.	8,870	187,689
Brookline Bancorp, Inc.	36,642	413,322
Bryn Mawr Bank Corp.	9,382	266,261
Byline Bancorp, Inc.	11,156	115,688
Cadence BanCorp	56,137	367,697
Cambridge Bancorp	2,103	109,356
Camden National Corp.	6,082	191,279
Capital City Bank Group, Inc.	5,769	116,072
Carolina Financial Corp.	10,298	266,409
Carter Bank & Trust	12,904	118,459
Cathay General Bancorp	31,869	731,394
CBTX, Inc.	8,948	159,006
CenterState Bank Corp.	52,355	902,077
Central Pacific Financial Corp.	11,636	185,012
Central Valley Community Bancorp	5,828	75,997
Century Bancorp, Inc. - Class A	1,431	89,065
Citizens & Northern Corp.	6,716	134,320
City Holding Co.	7,242	481,810
Civista Bancshares, Inc.	6,893	103,119
CNB Financial Corp.	6,782	127,976
Codorus Valley Bancorp, Inc.	4,741	76,330
Columbia Banking System, Inc. (b)	30,427	815,444
Community Bank System, Inc. (b)	21,277	1,251,088
Community Trust Bancorp, Inc.	7,150	227,298
ConnectOne Bancorp, Inc.	13,860	186,278
CrossFirst Bankshares, Inc. (a)	21,534	180,886
Customers Bancorp, Inc. (a)	13,560	148,211
CVB Financial Corp.	56,418	1,131,181
Dime Community Bancshares, Inc.	15,501	212,519
Eagle Bancorp, Inc.	15,143	457,470
Enterprise Bancorp, Inc.	4,064	109,687
Enterprise Financial Services Corp.	10,782	300,926
Equity Bancshares, Inc. - Class A (a)	7,293	125,804
Farmers & Merchants Bancorp, Inc.	4,006	103,795

BHFTII-196

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Farmers National Banc Corp.	13,414	$156,005
FB Financial Corp.	7,970	157,168
Fidelity D&D Bancorp, Inc.	1,415	72,193
Financial Institutions, Inc.	6,461	117,203
First Bancorp	12,826	296,024
First Bancorp, Inc.	5,308	116,776
First BanCorp. (Puerto Rico)	94,227	501,288
First Bancshares, Inc. (The)	7,872	150,119
First Busey Corp.	23,513	402,307
First Capital, Inc.	1,581	94,702
First Choice Bancorp	4,966	74,540
First Commonwealth Financial Corp.	39,340	359,568
First Community Bancshares, Inc.	8,470	197,351
First Financial Bancorp	43,646	650,762
First Financial Bankshares, Inc. (b)	55,137	1,479,877
First Financial Corp.	5,707	192,440
First Foundation, Inc.	17,720	181,098
First Interstate BancSystem, Inc. - Class A	16,939	488,521
First Merchants Corp.	23,954	634,541
First Mid Bancshares, Inc.	5,809	137,906
First Midwest Bancorp, Inc.	46,471	615,044
First of Long Island Corp. (The)	9,924	172,181
Flushing Financial Corp.	13,422	179,318
Franklin Financial Network, Inc.	4,990	101,746
Fulton Financial Corp.	68,220	783,848
German American Bancorp, Inc.	10,821	297,036
Glacier Bancorp, Inc.	35,784	1,216,835
Great Southern Bancorp, Inc.	4,991	201,636
Great Western Bancorp, Inc.	23,510	481,485
Guaranty Bancshares, Inc.	3,924	90,801
Hancock Whitney Corp.	38,128	744,259
Hanmi Financial Corp.	15,681	170,139
HarborOne Bancrop, Inc. (a)	13,445	101,241
Heartland Financial USA, Inc.	14,828	447,806
Heritage Commerce Corp.	24,561	188,383
Heritage Financial Corp. (b)	15,777	315,540
Hilltop Holdings, Inc.	28,897	436,923
Home BancShares, Inc.	68,087	816,363
HomeTrust Bancshares, Inc.	8,531	135,814
Hope Bancorp, Inc.	53,525	439,975
Horizon Bancorp	17,556	173,102
Iberiabank Corp.	21,761	786,878
Independent Bank Corp.	11,863	152,677
Independent Bank Corp./Rockland Trust	14,251	917,337
Independent Bank Group, Inc.	14,598	345,681
International Bancshares Corp.	24,957	670,844
Investors Bancorp, Inc.	97,490	778,945
Lakeland Bancorp, Inc.	19,933	215,476
Lakeland Financial Corp. (b)	11,384	418,362
LCNB Corp.	6,097	76,822
Live Oak Bancshares, Inc.	10,534	131,359
Macatawa Bank Corp.	14,416	102,642
Mercantile Bank Corp.	6,046	127,994
Metrocity Bankshares, Inc. (b)	7,720	90,633
Metropolitan Bank Holding Corp. (a)	3,277	88,250
Midland States Bancorp, Inc.	10,034	175,495
MidWestOne Financial Group, Inc.	5,585	116,950

Banks—(Continued)
MutualFirst Financial, Inc.	2,936	82,795
National Bank Holdings Corp. - Class A	12,889	308,047
National Bankshares, Inc.	3,487	111,235
NBT Bancorp, Inc.	17,470	565,853
Nicolet Bankshares, Inc. (a)	4,200	229,236
Norwood Financial Corp.	2,867	76,549
OFG Bancorp	22,996	257,095
Old National Bancorp (b)	71,934	948,809
Old Second Bancorp, Inc.	14,296	98,785
Opus Bank	8,631	149,575
Origin Bancorp, Inc.	9,030	182,858
Pacific Premier Bancorp, Inc.	24,640	464,218
Park National Corp. (b)	5,741	445,731
Peapack Gladstone Financial Corp.	8,311	149,182
People’s Utah Bancorp	7,011	135,803
Peoples Bancorp, Inc.	8,443	187,012
Peoples Financial Services Corp.	3,673	145,965
Preferred Bank	6,573	222,299
QCR Holdings, Inc.	5,810	157,277
RBB Bancorp	6,720	92,198
Red River Bancshares, Inc.	2,422	90,147
Renasant Corp.	22,907	500,289
Republic Bancorp, Inc .- Class A	3,575	118,082
S&T Bancorp, Inc.	15,660	427,831
Sandy Spring Bancorp, Inc.	16,080	364,051
Seacoast Banking Corp. of Florida (a)	21,315	390,278
ServisFirst Bancshares, Inc.	20,928	613,609
Sierra Bancorp	5,841	102,685
Simmons First National Corp .- Class A	41,478	763,195
SmartFinancial, Inc.	5,821	88,537
South State Corp.	14,180	832,791
Southern First Bancshares, Inc. (a)	3,419	96,997
Southern National Bancorp of Virginia, Inc.	10,799	106,262
Southside Bancshares, Inc.	12,931	392,973
Spirit of Texas Bancshares, Inc. (a)	5,933	61,347
Stock Yards Bancorp, Inc.	8,132	235,259
Summit Financial Group, Inc.	5,705	121,003
Tompkins Financial Corp.	5,838	419,168
Towne Bank	30,317	548,435
TriCo Bancshares	11,734	349,908
TriState Capital Holdings, Inc. (a)	11,422	110,451
Triumph Bancorp, Inc. (a)	11,267	292,942
Trustmark Corp.	28,210	657,293
UMB Financial Corp.	19,210	890,960
United Bankshares, Inc. (b)	40,823	942,195
United Community Banks, Inc.	34,521	632,080
Univest Financial Corp.	12,133	198,011
Valley National Bancorp	163,035	1,191,786
Veritex Holdings, Inc.	23,827	332,863
Washington Trust Bancorp, Inc.	6,986	255,408
WesBanco, Inc.	27,151	643,479
West Bancorp, Inc.	8,036	131,389
Westamerica Bancorporation	10,676	627,535

		54,708,898

BHFTII-197

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Beverages—0.3%
Boston Beer Co., Inc. (The) - Class A (a)	3,495	$1,284,622
Coca-Cola Consolidated, Inc.	2,130	444,169
Craft Brew Alliance, Inc. (a)	5,777	86,077
MGP Ingredients, Inc. (b)	6,119	164,540
National Beverage Corp. (a) (b)	4,782	203,953

		2,183,361

Biotechnology—8.9%
ACADIA Pharmaceuticals, Inc. (a)	48,173	2,035,309
Acceleron Pharma, Inc. (a)	19,395	1,743,029
ADMA Biologics, Inc. (a)	36,875	106,200
Adverum Biotechnologies, Inc. (a) (b)	28,557	279,002
Agenus, Inc. (a) (b)	46,040	112,798
Aimmune Therapeutics, Inc. (a) (b)	20,346	293,389
Akcea Therapeutics, Inc. (a) (b)	7,356	105,191
Akebia Therapeutics, Inc. (a) (b)	52,226	395,873
Albireo Pharma, Inc. (a)	4,713	77,152
Alector, Inc. (a) (b)	14,366	346,652
Allakos, Inc. (a) (b)	8,226	365,975
Allogene Therapeutics, Inc. (a) (b)	18,009	350,095
AMAG Pharmaceuticals, Inc. (a) (b)	16,034	99,090
Amicus Therapeutics, Inc. (a) (b)	112,681	1,041,172
AnaptysBio, Inc. (a)	11,271	159,259
Anika Therapeutics, Inc. (a) (b)	7,087	204,885
Apellis Pharmaceuticals, Inc. (a)	25,364	679,502
Applied Therapeutics, Inc. (a)	4,031	131,773
Aprea Therapeutics, Inc. (a)	3,144	109,285
Arcus Biosciences, Inc. (a)	15,645	217,153
Arcutis Biotherapeutics, Inc. (a)	5,342	159,192
Ardelyx, Inc. (a)	25,332	144,012
Arena Pharmaceuticals, Inc. (a)	20,901	877,842
Arrowhead Pharmaceuticals, Inc. (a) (b)	42,472	1,221,919
Assembly Biosciences, Inc. (a)	13,044	193,443
Atara Biotherapeutics, Inc. (a) (b)	23,772	202,300
Athenex, Inc. (a)	31,132	240,962
Athersys, Inc. (a)	64,545	193,635
Atreca, Inc .- Class A (a)	8,416	139,285
Avid Bioservices, Inc. (a) (b)	30,862	157,705
Avrobio, Inc. (a)	10,951	170,398
Beam Therapeutics, Inc. (a)	6,621	119,178
Beyondspring, Inc. (a)	6,560	84,034
BioCryst Pharmaceuticals, Inc. (a)	39,089	78,178
Biohaven Pharmaceutical Holding Co., Ltd. (a) (b)	18,409	626,458
BioSpecifics Technologies Corp. (a)	3,035	171,690
Black Diamond Therapeutics, Inc. (a)	6,317	157,609
Blueprint Medicines Corp. (a)	22,505	1,316,092
Bridgebio Pharma, Inc. (a) (b)	32,098	930,842
Calithera Biosciences, Inc. (a)	27,502	122,109
CareDx, Inc. (a)	18,796	410,317
Castle Biosciences, Inc. (a)	4,608	137,365
Catalyst Pharmaceuticals, Inc. (a)	45,807	176,357
CEL-SCI Corp. (a) (b)	14,591	168,380
Cellular Biomedicine Group, Inc. (a)	6,199	98,068
ChemoCentryx, Inc. (a)	17,880	718,418
Clovis Oncology, Inc. (a) (b)	21,967	139,710
Coherus Biosciences, Inc. (a) (b)	28,406	460,745

Biotechnology—(Continued)
Concert Pharmaceuticals, Inc. (a)	13,379	118,270
Constellation Pharmaceuticals, Inc. (a) (b)	8,600	270,298
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	31,148	163,216
Cortexyme, Inc. (a) (b)	5,340	243,557
Crinetics Pharmaceuticals, Inc. (a)	5,835	85,775
Cue Biopharma, Inc. (a)	10,006	141,985
Cytokinetics, Inc. (a) (b)	26,348	310,643
CytomX Therapeutics, Inc. (a)	27,302	209,406
Deciphera Pharmaceuticals, Inc. (a)	8,722	359,085
Denali Therapeutics, Inc. (a) (b)	22,690	397,302
Dicerna Pharmaceuticals, Inc. (a)	22,854	419,828
Dynavax Technologies Corp. (a) (b)	41,452	146,326
Eagle Pharmaceuticals, Inc. (a) (b)	4,988	229,448
Editas Medicine, Inc. (a) (b)	21,518	426,702
Eidos Therapeutics, Inc. (a) (b)	5,576	273,168
Emergent BioSolutions, Inc. (a)	20,011	1,157,837
Enanta Pharmaceuticals, Inc. (a)	8,294	426,560
Epizyme, Inc. (a)	32,385	502,291
Esperion Therapeutics, Inc. (a) (b)	10,901	343,709
Fate Therapeutics, Inc. (a)	26,915	597,782
FibroGen, Inc. (a) (b)	34,740	1,207,215
Flexion Therapeutics, Inc. (a) (b)	15,518	122,127
Forty Seven, Inc. (a)	10,741	1,024,906
G1 Therapeutics, Inc. (a)	15,694	172,948
Geron Corp. (a) (b)	92,818	110,453
Global Blood Therapeutics, Inc. (a) (b)	24,047	1,228,561
Gossamer Bio, Inc. (a)	19,641	199,356
Gritstone Oncology, Inc. (a)	12,942	75,322
Halozyme Therapeutics, Inc. (a)	57,297	1,030,773
Heron Therapeutics, Inc. (a)	36,544	429,027
Homology Medicines, Inc. (a)	11,986	186,262
IGM Biosciences, Inc. (a)	2,437	136,838
ImmunoGen, Inc. (a) (b)	77,500	264,275
Immunomedics, Inc. (a)	78,858	1,063,006
Inovio Pharmaceuticals, Inc. (a) (b)	46,474	345,767
Insmed, Inc. (a) (b)	39,584	634,532
Intellia Therapeutics, Inc. (a) (b)	15,741	192,512
Intercept Pharmaceuticals, Inc. (a)	11,215	706,096
Invitae Corp. (a) (b)	39,306	537,313
Iovance Biotherapeutics, Inc. (a) (b)	49,133	1,470,796
Ironwood Pharmaceuticals, Inc. (a) (b)	69,963	705,927
Kadmon Holdings, Inc. (a) (b)	65,134	272,912
Karuna Therapeutics, Inc. (a)	4,635	333,720
Karyopharm Therapeutics, Inc. (a)	25,742	494,504
Kindred Biosciences, Inc. (a)	11,530	46,120
Kiniksa Pharmaceuticals, Ltd .- Class A (a)	7,092	109,784
Kodiak Sciences, Inc. (a) (b)	12,097	577,027
Krystal Biotech, Inc. (a) (b)	4,509	194,969
Kura Oncology, Inc. (a)	13,652	135,837
Ligand Pharmaceuticals, Inc. (a) (b)	7,468	543,073
MacroGenics, Inc. (a)	22,474	130,799
Madrigal Pharmaceuticals, Inc. (a) (b)	3,687	246,144
MannKind Corp. (a) (b)	92,909	95,696
MeiraGTx Holdings plc (a)	6,528	87,736
Mersana Therapeutics, Inc. (a)	18,345	106,951
Mirati Therapeutics, Inc. (a) (b)	12,655	972,790
Molecular Templates, Inc. (a)	9,741	129,458

BHFTII-198

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Momenta Pharmaceuticals, Inc. (a)	48,114	$1,308,701
Myriad Genetics, Inc. (a)	31,814	455,258
Natera, Inc. (a)	27,047	807,623
NextCure, Inc. (a) (b)	6,409	237,582
Novavax, Inc. (a) (b)	14,795	200,916
Opko Health, Inc. (a) (b)	171,997	230,476
Oyster Point Pharma, Inc. (a)	2,846	99,610
PDL BioPharma, Inc. (a)	52,776	148,828
Pfenex, Inc. (a)	15,404	135,863
Portola Pharmaceuticals, Inc. (a) (b)	32,975	235,112
Precigen, Inc. (a) (b)	32,766	111,404
Precision BioSciences, Inc. (a)	17,261	104,084
Prevail Therapeutics, Inc. (a)	7,148	87,134
Principia Biopharma, Inc. (a)	8,192	486,441
Progenics Pharmaceuticals, Inc. (a)	12,569	47,762
Prothena Corp. plc (a)	18,324	196,067
PTC Therapeutics, Inc. (a)	25,792	1,150,581
Puma Biotechnology, Inc. (a) (b)	13,791	116,396
Ra Pharmaceuticals, Inc. (a)	14,651	703,395
Radius Health, Inc. (a)	20,884	271,492
REGENXBIO, Inc. (a)	15,197	492,079
Retrophin, Inc. (a)	18,842	274,905
REVOLUTION Medicines, Inc. (a)	7,012	153,633
Rhythm Pharmaceuticals, Inc. (a)	13,465	204,937
Rigel Pharmaceuticals, Inc. (a)	39,747	62,005
Rocket Pharmaceuticals, Inc. (a) (b)	14,674	204,702
Sangamo Therapeutics, Inc. (a)	52,928	337,151
Scholar Rock Holding Corp. (a)	8,382	101,506
Sorrento Therapeutics, Inc. (a) (b)	63,328	116,524
Spectrum Pharmaceuticals, Inc. (a)	51,934	121,006
SpringWorks Therapeutics, Inc. (a)	4,987	134,649
Stemline Therapeutics, Inc. (a)	18,471	89,400
Stoke Therapeutics, Inc. (a)	7,812	178,895
Syndax Pharmaceuticals, Inc. (a)	11,215	123,029
Syros Pharmaceuticals, Inc. (a)	17,288	102,518
TG Therapeutics, Inc. (a) (b)	37,719	371,155
Translate Bio, Inc. (a)	16,186	161,374
Turning Point Therapeutics, Inc. (a)	12,114	541,011
Twist Bioscience Corp. (a)	11,632	355,707
Ultragenyx Pharmaceutical, Inc. (a) (b)	22,855	1,015,448
UroGen Pharma, Ltd. (a) (b)	9,990	178,222
Vanda Pharmaceuticals, Inc. (a)	24,336	252,121
Veracyte, Inc. (a)	21,446	521,352
Vericel Corp. (a) (b)	18,632	170,855
Viela Bio, Inc. (a)	2,780	105,640
Viking Therapeutics, Inc. (a) (b)	28,602	133,857
Vir Biotechnology, Inc. (a) (b)	3,382	115,901
Voyager Therapeutics, Inc. (a)	10,649	97,438
Xencor, Inc. (a) (b)	21,420	640,030
Y-mAbs Therapeutics, Inc. (a)	10,071	262,853
ZIOPHARM Oncology, Inc. (a) (b)	84,312	206,564

		56,574,939

Building Products—1.5%
AAON, Inc. (b)	17,040	823,373
Advanced Drainage Systems, Inc.	18,690	550,234

Building Products—(Continued)
American Woodmark Corp. (a)	7,434	338,767
Apogee Enterprises, Inc.	11,475	238,910
Builders FirstSource, Inc. (a)	50,475	617,309
Caesarstone, Ltd.	11,687	123,532
Cornerstone Building Brands, Inc. (a)	19,586	89,312
CSW Industrials, Inc.	5,978	387,673
Gibraltar Industries, Inc. (a)	13,738	589,635
Griffon Corp. (b)	14,438	182,641
Insteel Industries, Inc.	9,004	119,303
JELD-WEN Holding, Inc. (a)	27,435	266,943
Masonite International Corp. (a)	10,341	490,680
Patrick Industries, Inc.	10,680	300,749
PGT Innovations, Inc. (a)	25,605	214,826
Quanex Building Products Corp.	12,585	126,857
Simpson Manufacturing Co., Inc.	18,627	1,154,501
Trex Co., Inc. (a) (b)	24,679	1,977,775
Universal Forest Products, Inc.	25,733	957,010

		9,550,030

Capital Markets—1.5%
Ares Management Corp. - Class A	29,429	910,239
Artisan Partners Asset Management, Inc . - Class A	21,072	452,837
Assetmark Financial Holdings, Inc. (a)	6,476	132,046
B. Riley Financial, Inc.	10,620	195,620
Blucora, Inc. (a)	20,338	245,073
Brightsphere Investment Group, Inc. (a)	26,017	166,249
Cohen & Steers, Inc.	9,693	440,547
Cowen, Inc. - Class A	13,196	127,473
Diamond Hill Investment Group, Inc.	1,546	139,511
Donnelley Financial Solutions, Inc. (a)	16,100	84,847
Federated Hermes, Inc.	39,674	755,790
Focus Financial Partners, Inc . - Class A (a) (b)	13,966	321,358
Greenhill & Co., Inc. (b)	10,011	98,508
Hamilton Lane, Inc .- Class A	9,898	547,458
Houlihan Lokey, Inc.	18,135	945,196
INTL. FCStone, Inc. (a)	7,668	278,042
Moelis & Co .- Class A	20,101	564,838
Oppenheimer Holdings, Inc. - Class A	4,998	98,761
Piper Sandler Cos.	5,776	292,092
PJT Partners, Inc. - Class A	10,648	462,017
Sculptor Capital Management, Inc. (b)	7,985	108,117
Stifel Financial Corp.	28,958	1,195,386
Virtus Investment Partners, Inc.	3,239	246,520
Waddell & Reed Financial, Inc .- Class A (b)	28,810	327,858
WisdomTree Investments, Inc.	60,118	140,075

		9,276,458

Chemicals—1.6%
AdvanSix, Inc. (a)	10,869	103,690
American Vanguard Corp.	14,887	215,266
Balchem Corp.	13,324	1,315,345
Chase Corp.	3,533	290,731
Ferro Corp. (a)	33,662	315,076
FutureFuel Corp.	10,195	114,898
GCP Applied Technologies, Inc. (a)	24,276	432,113
Hawkins, Inc.	4,778	170,097

BHFTII-199

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
HB Fuller Co.	22,649	$632,586
Ingevity Corp. (a)	18,263	642,858
Innospec, Inc.	10,583	735,413
Koppers Holdings, Inc. (a)	8,316	102,869
Kraton Corp. (a)	14,021	113,570
Kronos Worldwide, Inc. (b)	11,199	94,519
Livent Corp. (a) (b)	63,109	331,322
Minerals Technologies, Inc.	15,449	560,181
OMNOVA Solutions, Inc. (a)	21,500	218,010
Orion Engineered Carbons S.A.	26,715	199,294
PolyOne Corp.	37,155	704,830
PQ Group Holdings, Inc. (a)	14,392	156,873
Quaker Chemical Corp. (b)	5,392	680,902
Sensient Technologies Corp.	17,425	758,162
Stepan Co.	8,597	760,491
Tredegar Corp.	13,367	208,926
Trinseo S.A.	17,985	325,708
Tronox Holding Plc - Class A (a)	43,198	215,126

		10,398,856

Commercial Services & Supplies—2.5%
ABM Industries, Inc.	29,625	721,665
ACCO Brands Corp.	42,900	216,645
Advanced Disposal Services, Inc. (a)	30,444	998,563
Brady Corp. - Class A	19,971	901,291
BrightView Holdings, Inc. (a)	13,796	152,584
Brink’s Co. (The)	21,021	1,094,143
Casella Waste Systems, Inc. - Class A (a)	19,066	744,718
Cimpress plc (a)	8,313	442,252
Covanta Holding Corp.	47,331	404,680
Deluxe Corp.	17,458	452,686
Ennis, Inc. (b)	9,631	180,870
Harsco Corp. (a)	33,815	235,690
Healthcare Services Group, Inc. (b)	32,315	772,652
Heritage-Crystal Clean, Inc. (a)	7,474	121,378
Herman Miller, Inc.	26,222	582,128
HNI Corp.	18,317	461,405
Interface, Inc.	27,071	204,657
Kimball International, Inc. - Class B	16,738	199,350
Knoll, Inc.	22,127	228,351
Matthews International Corp. - Class A	14,349	347,102
McGrath RentCorp	10,515	550,776
Mobile Mini, Inc.	20,245	531,026
MSA Safety, Inc. (b)	14,808	1,498,570
Pitney Bowes, Inc. (b)	75,289	153,589
SP Plus Corp. (a)	10,567	219,265
Steelcase, Inc. - Class A	39,276	387,654
Team, Inc. (a) (b)	14,183	92,189
Tetra Tech, Inc.	23,022	1,625,814
U.S. Ecology, Inc.	10,067	306,037
UniFirst Corp.	6,262	946,126
Viad Corp.	8,932	189,626

		15,963,482

Communications Equipment—1.2%
Acacia Communications, Inc. (a)	15,766	1,059,160
ADTRAN, Inc.	14,276	109,640

Communications Equipment—(Continued)
CalAmp Corp. (a) (b)	14,239	64,075
Calix, Inc. (a)	21,486	152,121
Comtech Telecommunications Corp.	11,475	152,503
Digi International, Inc. (a)	12,500	119,250
Extreme Networks, Inc. (a)	50,414	155,779
Harmonic, Inc. (a)	38,803	223,505
Infinera Corp. (a) (b)	77,196	409,139
Inseego Corp. (a) (b)	20,226	126,008
InterDigital, Inc.	13,238	590,812
Lumentum Holdings, Inc. (a) (b)	31,348	2,310,348
NETGEAR, Inc. (a)	13,343	304,754
NetScout Systems, Inc. (a)	29,939	708,656
Plantronics, Inc. (b)	14,059	141,433
Viavi Solutions, Inc. (a)	100,089	1,121,998

		7,749,181

Construction & Engineering—1.0%
Aegion Corp. (a)	15,075	270,295
Ameresco, Inc. - Class A (a) (b)	9,620	163,829
Arcosa, Inc.	21,322	847,336
Argan, Inc.	6,140	212,260
Comfort Systems USA, Inc.	14,585	533,082
Construction Partners, Inc. - Class A (a) (b)	8,165	137,907
Dycom Industries, Inc. (a) (b)	13,476	345,659
EMCOR Group, Inc.	23,039	1,412,751
Granite Construction, Inc. (b)	20,910	317,414
Great Lakes Dredge & Dock Corp. (a)	27,775	230,533
MasTec, Inc. (a) (b)	25,328	828,985
MYR Group, Inc. (a)	6,874	180,030
Northwest Pipe Co. (a)	4,538	100,971
NV5 Global, Inc. (a) (b)	4,636	191,420
Primoris Services Corp.	17,980	285,882
Sterling Construction Co., Inc. (a)	13,246	125,837
Tutor Perini Corp. (a)	19,192	128,970
Willscot Corp. (a) (b)	23,553	238,592

		6,551,753

Construction Materials—0.1%
Summit Materials, Inc. - Class A (a)	47,118	706,770
U.S. Concrete, Inc. (a)	7,217	130,917
United States Lime & Minerals, Inc.	958	70,748

		908,435

Consumer Finance—0.6%
Encore Capital Group, Inc. (a)	14,109	329,868
Enova International, Inc. (a)	15,391	223,016
EZCORP, Inc. - Class A (a) (b)	24,929	103,954
FirstCash, Inc. (b)	17,850	1,280,559
Green Dot Corp. - Class A (a)	21,516	546,291
LendingClub Corp. (a)	29,536	231,858
Nelnet, Inc. - Class A	7,521	341,529
PRA Group, Inc. (a) (b)	19,388	537,435
World Acceptance Corp. (a) (b)	2,848	155,529

		3,750,039

BHFTII-200

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Containers & Packaging—0.1%
Greif, Inc. - Class A	12,112	$376,562
Greif, Inc. - Class B	2,277	91,217
Myers Industries, Inc.	14,676	157,767
UFP Technologies, Inc. (a)	3,225	122,840

		748,386

Distributors—0.1%
Core-Mark Holding Co., Inc.	18,959	541,659

Diversified Consumer Services—0.9%
Adtalem Global Education, Inc. (a)	22,648	606,740
American Public Education, Inc. (a)	6,422	153,678
Carriage Services, Inc.	7,506	121,222
Chegg, Inc. (a) (b)	49,473	1,770,144
Houghton Mifflin Harcourt Co. (a)	49,825	93,671
K12, Inc. (a)	17,337	326,976
Laureate Education, Inc. - Class A (a)	50,907	535,033
Perdoceo Education Corp. (a)	31,150	336,108
Regis Corp. (a) (b)	12,930	76,416
Strategic Education, Inc.	8,842	1,235,758
WW International, Inc. (a)	21,424	362,280

		5,618,026

Diversified Financial Services—0.3%
Banco Latinoamericano de Comercio Exterior S.A. - Class E	14,005	144,391
Cannae Holdings, Inc. (a)	30,326	1,015,618
FGL Holdings (b)	61,920	606,816

		1,766,825

Diversified Telecommunication Services—0.7%
Anterix, Inc. (a) (b)	4,481	204,647
ATN International, Inc.	4,754	279,107
Bandwidth, Inc. - Class A (a) (b)	6,604	444,383
Cincinnati Bell, Inc. (a)	19,517	285,729
Cogent Communications Holdings, Inc.	17,861	1,464,066
Consolidated Communications Holdings, Inc.	31,722	144,335
Iridium Communications, Inc. (a) (b)	40,993	915,374
Ooma, Inc. (a)	9,258	110,448
Vonage Holdings Corp. (a) (b)	98,290	710,637

		4,558,726

Electric Utilities—1.1%
ALLETE, Inc.	21,966	1,332,897
El Paso Electric Co.	17,120	1,163,475
MGE Energy, Inc.	14,660	959,790
Otter Tail Corp.	16,288	724,165
PNM Resources, Inc. (b)	34,450	1,309,100
Portland General Electric Co.	38,193	1,830,972

		7,320,399

Electrical Equipment—1.0%
Atkore International Group, Inc. (a)	20,832	438,930
AZZ, Inc.	11,705	329,145
Bloom Energy Corp. - Class A (a) (b)	28,619	149,677
Encore Wire Corp.	9,176	385,300

Electrical Equipment—(Continued)
EnerSys	18,778	929,887
Generac Holdings, Inc. (a)	25,695	2,394,003
Plug Power, Inc. (a) (b)	127,995	453,102
Powell Industries, Inc.	4,404	113,051
Sunrun, Inc. (a)	50,041	505,414
Thermon Group Holdings, Inc. (a)	15,847	238,814
TPI Composites, Inc. (a)	13,727	202,885
Vicor Corp. (a) (b)	7,027	312,983
Vivint Solar, Inc. (a) (b)	22,579	98,670

		6,551,861

Electronic Equipment, Instruments & Components—2.7%
Anixter International, Inc. (a)	12,499	1,098,287
Badger Meter, Inc. (b)	12,590	674,824
Belden, Inc.	17,022	614,154
Benchmark Electronics, Inc.	16,877	337,371
CTS Corp.	15,701	390,798
Daktronics, Inc.	16,828	82,962
ePlus, Inc. (a)	6,246	391,125
Fabrinet (a)	15,025	819,764
FARO Technologies, Inc. (a)	7,841	348,925
Fitbit, Inc. - Class A (a)	94,378	628,557
II-VI, Inc. (a) (b)	36,937	1,052,704
Insight Enterprises, Inc. (a) (c)	15,396	648,633
Itron, Inc. (a)	14,816	827,177
KEMET Corp.	22,932	554,037
Kimball Electronics, Inc. (a)	11,468	125,231
Knowles Corp. (a)	35,141	470,187
Methode Electronics, Inc.	15,351	405,727
MTS Systems Corp.	7,482	168,345
Napco Security Technologies, Inc. (a) (b)	5,652	85,741
nLight, Inc. (a)	14,866	155,944
Novanta, Inc. (a)	13,873	1,108,175
OSI Systems, Inc. (a)	7,093	488,850
PC Connection, Inc.	5,366	221,133
Plexus Corp. (a) (c)	12,159	663,395
Rogers Corp. (a)	7,495	707,678
Sanmina Corp. (a)	30,166	822,928
ScanSource, Inc. (a)	12,162	260,145
Tech Data Corp. (a)	14,823	1,939,590
TTM Technologies, Inc. (a)	43,439	449,159
Vishay Intertechnology, Inc.	56,370	812,292
Vishay Precision Group, Inc. (a)	5,267	105,761

		17,459,599

Energy Equipment & Services—0.4%
Archrock, Inc.	63,856	240,099
Cactus, Inc. - Class A	21,510	249,516
Diamond Offshore Drilling, Inc. (a) (b)	27,291	49,943
DMC Global, Inc. (b)	7,096	163,279
Dril-Quip, Inc. (a)	15,999	487,969
Frank’s International NV (a)	51,512	133,416
Helix Energy Solutions Group, Inc. (a)	67,569	110,813
Matrix Service Co. (a)	14,196	134,436
Nabors Industries, Ltd. (b)	164,491	64,168
NexTier Oilfield Solutions, Inc. (a)	88,895	104,007

BHFTII-201

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Oceaneering International, Inc. (a) (b)	45,596	$134,052
ProPetro Holding Corp. (a)	36,472	91,180
SEACOR Holdings, Inc. (a)	7,977	215,060
Select Energy Services, Inc. - Class A (a)	28,192	91,060
Solaris Oilfield Infrastructure, Inc. - Class A (b)	13,032	68,418
Tidewater, Inc. (a)	17,119	121,203

		2,458,619

Entertainment—0.2%
AMC Entertainment Holdings, Inc. - Class A (b)	25,798	81,522
Glu Mobile, Inc. (a)	49,503	311,374
IMAX Corp. (a)	23,016	208,295
Liberty Braves Group - Class A (a) (b)	5,080	99,060
Liberty Braves Group - Class C (a)	16,010	305,150
Marcus Corp. (The)	9,550	117,656

		1,123,057

Equity Real Estate Investment Trusts—6.7%
Acadia Realty Trust	36,489	452,099
Agree Realty Corp.	17,906	1,108,381
Alexander & Baldwin, Inc. (a)	29,617	332,303
Alexander’s, Inc.	1,029	283,953
American Assets Trust, Inc.	20,868	521,700
American Finance Trust, Inc.	47,324	295,775
Armada Hoffler Properties, Inc.	23,985	256,640
Bluerock Residential Growth REIT, Inc.	11,894	66,250
CareTrust REIT, Inc.	42,777	632,672
CatchMark Timber Trust, Inc. - Class A	23,620	170,536
Chatham Lodging Trust	19,109	113,507
City Office REIT, Inc.	23,989	173,440
Community Healthcare Trust, Inc.	8,337	319,140
CoreCivic, Inc.	53,294	595,294
CorEnergy Infrastructure Trust, Inc.	5,980	109,912
DiamondRock Hospitality Co.	83,043	421,858
Diversified Healthcare Trust	102,527	372,173
Easterly Government Properties, Inc.	31,717	781,507
EastGroup Properties, Inc.	16,143	1,686,621
Essential Properties Realty Trust, Inc.	39,544	516,445
Farmland Partners, Inc. (b)	13,956	84,713
First Industrial Realty Trust, Inc.	53,632	1,782,191
Four Corners Property Trust, Inc.	29,818	557,895
Franklin Street Properties Corp.	46,236	264,932
Front Yard Residential Corp.	23,934	286,011
Geo Group, Inc. (The)	53,292	648,031
Getty Realty Corp.	15,262	362,320
Gladstone Commercial Corp.	13,243	190,169
Gladstone Land Corp.	9,389	111,260
Global Medical REIT, Inc.	15,177	153,591
Global Net Lease, Inc.	38,058	508,835
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	26,422	539,273
Healthcare Realty Trust, Inc. (b)	56,907	1,589,413
Independence Realty Trust, Inc.	39,339	351,691
Industrial Logistics Properties Trust	27,724	486,279
Innovative Industrial Properties, Inc. (b)	7,066	536,521
Investors Real Estate Trust	4,660	256,300
iStar, Inc. (b)	23,855	253,102

Equity Real Estate Investment Trusts—(Continued)
Jernigan Capital, Inc.	8,813	96,590
Kite Realty Group Trust	38,990	369,235
Lexington Realty Trust	104,001	1,032,730
LTC Properties, Inc.	17,896	552,986
Mack-Cali Realty Corp.	36,280	552,544
Monmouth Real Estate Investment Corp. (b)	38,893	468,661
National Health Investors, Inc.	18,070	894,826
National Storage Affiliates Trust	25,366	750,834
New Senior Investment Group, Inc.	35,722	91,448
NexPoint Residential Trust, Inc.	9,154	230,772
Office Properties Income Trust	20,820	567,345
One Liberty Properties, Inc.	6,290	87,620
Pebblebrook Hotel Trust	54,320	591,545
Physicians Realty Trust	78,173	1,089,732
Piedmont Office Realty Trust, Inc. - Class A	54,067	954,823
PotlatchDeltic Corp.	27,634	867,431
Preferred Apartment Communities, Inc. - Class A	18,839	135,264
PS Business Parks, Inc.	8,302	1,125,087
QTS Realty Trust, Inc. - Class A (b)	24,478	1,419,969
Retail Opportunity Investments Corp.	50,605	419,515
Retail Value, Inc.	7,343	89,952
Rexford Industrial Realty, Inc.	47,563	1,950,559
RLJ Lodging Trust	72,222	557,554
RPT Realty	34,953	210,767
Ryman Hospitality Properties, Inc.	21,190	759,662
Sabra Health Care REIT, Inc.	86,007	939,196
Safehold, Inc.	5,596	353,835
Saul Centers, Inc.	5,405	176,960
Seritage Growth Properties - Class A (b)	15,000	136,650
STAG Industrial, Inc.	63,214	1,423,579
Summit Hotel Properties, Inc.	48,101	202,986
Sunstone Hotel Investors, Inc.	94,982	827,293
Tanger Factory Outlet Centers, Inc. (b)	35,698	178,490
Terreno Realty Corp.	27,731	1,435,079
UMH Properties, Inc.	14,825	161,000
Uniti Group, Inc.	79,520	479,506
Universal Health Realty Income Trust	5,178	521,994
Urban Edge Properties	50,231	442,535
Urstadt Biddle Properties, Inc. - Class A	13,207	186,219
Washington Prime Group, Inc. (b)	87,468	70,421
Washington Real Estate Investment Trust	34,947	834,185
Whitestone REIT	18,215	112,933
Xenia Hotels & Resorts, Inc.	49,824	513,187

		43,036,232

Food & Staples Retailing—0.7%
Andersons, Inc. (The)	13,251	248,456
BJ’s Wholesale Club Holdings, Inc. (a)	46,946	1,195,715
HF Foods Group, Inc. (a) (b)	10,276	86,216
Ingles Markets, Inc. - Class A	6,173	223,216
Performance Food Group Co. (a)	48,633	1,202,208
Pricesmart, Inc.	10,206	536,325
Rite Aid Corp. (a) (b)	23,960	359,400
SpartanNash Co.	16,917	242,251
United Natural Foods, Inc. (a) (b)	23,843	218,879
Village Super Market, Inc. - Class A	4,017	98,738

BHFTII-202

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—(Continued)
Weis Markets, Inc.	4,490	$187,053

		4,598,457

Food Products—1.4%
B&G Foods, Inc. (b)	26,559	480,452
Cal-Maine Foods, Inc.	12,734	560,041
Calavo Growers, Inc.	7,353	424,195
Darling Ingredients, Inc. (a)	69,300	1,328,481
Fresh Del Monte Produce, Inc.	13,189	364,148
Freshpet, Inc. (a)	14,112	901,334
Hostess Brands, Inc. (a) (b)	53,355	568,764
J&J Snack Foods Corp.	6,582	796,422
John B Sanfilippo & Son, Inc.	4,150	371,010
Lancaster Colony Corp. (b)	7,816	1,130,506
Landec Corp. (a)	12,103	105,175
Limoneira Co. (b)	6,209	81,338
Sanderson Farms, Inc.	8,655	1,067,335
Seneca Foods Corp. - Class A (a)	3,595	143,009
Simply Good Foods Co. (The) (a)	37,007	712,755
Tootsie Roll Industries, Inc. (b)	6,576	236,456

		9,271,421

Gas Utilities—1.4%
Chesapeake Utilities Corp.	6,975	597,827
New Jersey Resources Corp.	40,102	1,362,265
Northwest Natural Holding Co.	13,165	812,939
ONE Gas, Inc.	22,206	1,856,866
RGC Resources, Inc.	3,482	100,734
South Jersey Industries, Inc. (b)	40,163	1,004,075
Southwest Gas Holdings, Inc. (a)	22,498	1,564,961
Spire, Inc.	21,020	1,565,569

		8,865,236

Health Care Equipment & Supplies—4.5%
AngioDynamics, Inc. (a)	17,852	186,196
Antares Pharma, Inc. (a)	69,581	164,211
AtriCure, Inc. (a)	16,270	546,509
Atrion Corp.	618	401,700
Avanos Medical, Inc. (a)	20,898	562,783
AxoGen, Inc. (a)	15,476	160,950
Axonics Modulation Technologies, Inc. (a) (b)	7,468	189,762
Cardiovascular Systems, Inc. (a)	14,951	526,425
Cerus Corp. (a) (b)	70,657	328,555
CONMED Corp.	11,400	652,878
CryoLife, Inc. (a)	17,220	291,362
CryoPort, Inc. (a) (b)	12,188	208,049
Cutera, Inc. (a)	6,744	88,077
GenMark Diagnostics, Inc. (a)	26,350	108,562
Glaukos Corp. (a)	16,710	515,671
Globus Medical, Inc. - Class A (a) (b)	32,419	1,378,780
Haemonetics Corp. (a)	21,302	2,122,957
Heska Corp. (a) (b)	3,277	181,218
Inogen, Inc. (a)	8,423	435,132
Integer Holdings Corp. (a)	13,545	851,439
Invacare Corp.	17,816	132,373

Health Care Equipment & Supplies—(Continued)
iRhythm Technologies, Inc. (a)	11,010	895,664
Lantheus Holdings, Inc. (a)	18,267	233,087
LeMaitre Vascular, Inc.	7,651	190,663
LivaNova plc(a)	21,333	965,318
Meridian Bioscience, Inc. (a)	22,552	189,437
Merit Medical Systems, Inc. (a)	23,561	736,281
Mesa Laboratories, Inc.	1,705	385,484
Natus Medical, Inc. (a)	15,157	350,582
Neogen Corp. (a)	21,574	1,445,242
Nevro Corp. (a) (b)	13,030	1,302,739
Novocure, Ltd. (a)	36,576	2,463,028
NuVasive, Inc. (a)	22,017	1,115,381
OraSure Technologies, Inc. (a)	28,446	306,079
Orthofix Medical, Inc. (a)	7,560	211,756
OrthoPediatrics Corp. (a)	4,608	182,661
Quidel Corp. (a)	15,135	1,480,354
Shockwave Medical, Inc. (a)	11,335	376,095
SI-BONE, Inc. (a)	8,386	100,213
Silk Road Medical, Inc. (a)	7,468	235,093
STAAR Surgical Co. (a) (b)	19,419	626,457
SurModics, Inc. (a)	6,159	205,218
Tactile Systems Technology, Inc. (a)	8,238	330,838
Tandem Diabetes Care, Inc. (a)	23,636	1,520,977
TransMedics Group, Inc. (a)	7,377	89,114
Utah Medical Products, Inc.	2,002	188,288
Vapotherm, Inc. (a)	7,603	143,165
Varex Imaging Corp. (a)	17,885	406,168
ViewRay, Inc. (a) (b)	53,715	134,288
Wright Medical Group NV(a)	53,368	1,528,993
Zynex, Inc. (a) (b)	8,075	89,390

		28,461,642

Health Care Providers & Services—2.4%
1Life Healthcare, Inc. (a)	9,581	173,895
Addus HomeCare Corp. (a)	5,538	374,369
Amedisys, Inc. (a) (b)	13,083	2,401,254
American Renal Associates Holdings, Inc. (a)	9,580	63,324
AMN Healthcare Services, Inc. (a)	19,843	1,147,124
BioTelemetry, Inc. (a) (b)	15,132	582,733
Brookdale Senior Living, Inc. (a) (b)	73,100	228,072
Community Health Systems, Inc. (a) (b)	41,228	137,701
Corvel Corp. (a)	4,267	232,594
Cross Country Healthcare, Inc. (a)	16,495	111,176
Ensign Group, Inc. (The)	20,972	788,757
Hanger, Inc. (a)	17,297	269,487
HealthEquity, Inc. (a)	28,856	1,459,825
LHC Group, Inc. (a)	12,734	1,785,307
Magellan Health, Inc. (a)	9,733	468,255
National Healthcare Corp.	5,246	376,296
National Research Corp.	4,969	225,990
Option Care Health, Inc. (a)	15,212	144,058
Owens & Minor, Inc.	30,958	283,266
Patterson Cos., Inc.	37,980	580,714
Pennant Group Inc. (The) (a)	11,360	160,858
PetIQ, Inc. (a)	7,985	185,492
Progyny, Inc. (a) (b)	5,742	121,673

BHFTII-203

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Providence Service Corp. (The) (a)	4,881	$267,869
R1 RCM, Inc. (a)	47,026	427,466
RadNet, Inc. (a)	21,044	221,172
Select Medical Holdings Corp. (a)	47,922	718,830
Tenet Healthcare Corp. (a)	43,954	632,938
Triple-S Management Corp. - Class B (a) (b)	9,765	137,686
U.S. Physical Therapy, Inc.	5,303	365,907

		15,074,088

Health Care Technology—1.8%
Allscripts Healthcare Solutions, Inc. (a)	77,571	546,100
Computer Programs & Systems, Inc.	5,856	130,296
Evolent Health, Inc. - Class A (a)	31,066	168,688
Health Catalyst, Inc. (a)	8,634	225,779
HealthStream, Inc. (a)	12,016	287,783
HMS Holdings Corp. (a)	39,005	985,656
Inovalon Holdings, Inc. - Class A (a)	29,972	499,333
Inspire Medical Systems, Inc. (a)	5,559	335,097
Livongo Health, Inc. (a) (b)	22,252	634,850
NextGen Healthcare, Inc. (a)	24,814	259,058
Omnicell, Inc. (a)	17,319	1,135,780
Phreesia, Inc. (a)	12,237	257,344
Schrodinger, Inc. (a)	6,513	280,841
Simulations Plus, Inc.	5,451	190,349
Tabula Rasa HealthCare, Inc. (a) (b)	8,390	438,713
Teladoc Health, Inc. (a) (b)	30,482	4,725,015
Vocera Communications, Inc. (a)	13,407	284,765

		11,385,447

Hotels, Restaurants & Leisure—1.8%
BJ’s Restaurants, Inc.	9,083	126,163
Bloomin’ Brands, Inc. (b)	36,722	262,195
Boyd Gaming Corp.	33,651	485,247
Brinker International, Inc.	16,964	203,738
Cheesecake Factory, Inc. (The) (b)	18,905	322,897
Churchill Downs, Inc.	14,861	1,529,940
Chuy’s Holdings, Inc. (a)	8,272	83,299
Cracker Barrel Old Country Store, Inc.	10,275	855,085
Dave & Buster’s Entertainment, Inc. (b)	13,484	176,371
Denny’s Corp. (a)	25,229	193,759
Dine Brands Global, Inc.	6,775	194,307
El Pollo Loco Holdings, Inc. (a)	10,879	91,928
Eldorado Resorts, Inc. (a) (b)	27,684	398,650
Everi Holdings, Inc. (a)	31,818	104,999
Fiesta Restaurant Group, Inc. (a)	9,712	39,139
Jack in the Box, Inc.	11,563	405,283
Marriott Vacations Worldwide Corp.	17,647	980,820
Monarch Casino & Resort, Inc. (a)	5,265	147,789
Papa John’s International, Inc.	10,257	547,416
Penn National Gaming, Inc. (a)	48,164	609,275
Red Rock Resorts, Inc. - Class A	32,000	273,600
Scientific Games Corp. - Class A (a)	24,798	240,541
SeaWorld Entertainment, Inc. (a)	19,332	213,039
Shake Shack, Inc. - Class A (a) (b)	12,648	477,335
Texas Roadhouse, Inc.	28,516	1,177,711

Hotels, Restaurants & Leisure—(Continued)
Twin River Worldwide Holdings, Inc.	9,752	126,873
Wingstop, Inc.	13,094	1,043,592

		11,310,991

Household Durables—1.5%
Cavco Industries, Inc. (a)	3,896	564,686
Century Communities, Inc. (a)	12,109	175,702
Ethan Allen Interiors, Inc.	12,159	124,265
GoPro, Inc. - Class A (a) (b)	58,738	153,893
Green Brick Partners, Inc. (a)	11,941	96,125
Helen of Troy, Ltd. (a)	10,709	1,542,417
Hooker Furniture Corp.	5,444	84,981
Installed Building Products, Inc. (a)	9,469	377,529
iRobot Corp. (a) (b)	12,204	499,144
KB Home	37,780	683,818
La-Z-Boy, Inc.	18,635	382,949
LGI Homes, Inc. (a) (b)	9,051	408,653
M/I Homes, Inc. (a)	11,887	196,492
MDC Holdings, Inc.	22,360	518,752
Meritage Homes Corp. (a)	15,760	575,398
Skyline Champion Corp. (a)	22,767	356,986
Sonos, Inc. (a)	32,162	272,734
Taylor Morrison Home Corp. (a)	59,450	653,950
TopBuild Corp. (a)	14,392	1,031,043
TRI Pointe Group, Inc. (a)	63,627	558,009
Universal Electronics, Inc. (a)	6,028	231,294

		9,488,820

Household Products—0.3%
Central Garden and Pet Co. (Non-Voting Shares) (a)	18,062	461,845
Central Garden and Pet Co. (Voting Shares) (a)	4,446	122,265
Oil-Dri Corp. of America	2,594	86,744
WD-40 Co. (b)	5,680	1,140,828

		1,811,682

Independent Power and Renewable Electricity Producers—0.4%
Atlantic Power Corp. (a)	49,998	106,996
Clearway Energy, Inc. - Class A	16,087	276,214
Clearway Energy, Inc. - Class C	32,256	606,413
Ormat Technologies, Inc. (b)	16,458	1,113,548
Sunnova Energy International, Inc. (a)	17,216	173,365
TerraForm Power, Inc. - Class A	34,889	550,199

		2,826,735

Industrial Conglomerates—0.1%
Raven Industries, Inc.	15,898	337,515

Insurance—2.6%
Ambac Financial Group, Inc. (a)	22,444	276,959
American Equity Investment Life Holding Co.	40,340	758,392
AMERISAFE, Inc.	8,690	560,244
Argo Group International Holdings, Ltd.	14,435	534,961
Benefytt Technologies, Inc. (a)	4,748	106,308
BRP Group, Inc. - Class A (a)	8,533	90,023
Citizens, Inc. (a) (b)	22,172	144,561

BHFTII-204

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
CNO Financial Group, Inc.	64,962	$804,879
eHealth, Inc. (a)	9,736	1,371,024
Employers Holdings, Inc.	13,058	528,980
Enstar Group, Ltd. (a)	4,985	792,864
FBL Financial Group, Inc. - Class A	4,790	223,549
Genworth Financial, Inc. - Class A (a)	215,064	714,013
Global Indemnity, Ltd.	4,143	105,647
Goosehead Insurance, Inc. - Class A (a) (b)	5,024	224,221
Greenlight Capital Re, Ltd. - Class A (a)	13,998	83,288
HCI Group, Inc.	2,670	107,468
Heritage Insurance Holdings, Inc.	11,792	126,292
Horace Mann Educators Corp.	17,082	625,030
Investors Title Co.	700	89,600
James River Group Holdings, Ltd.	13,410	485,978
Kinsale Capital Group, Inc.	8,344	872,198
MBIA, Inc. (a) (b)	31,645	225,945
National General Holdings Corp.	28,550	472,503
National Western Life Group, Inc. - Class A	1,054	181,288
Palomar Holdings, Inc. (a)	8,030	467,025
ProAssurance Corp.	23,948	598,700
RLI Corp. (b)	16,778	1,475,290
Safety Insurance Group, Inc.	5,994	506,073
Selective Insurance Group, Inc.	24,761	1,230,622
State Auto Financial Corp.	7,940	220,653
Stewart Information Services Corp.	10,993	293,183
Third Point Reinsurance, Ltd. (a)	34,789	257,787
Trupanion, Inc. (a) (b)	13,011	338,676
United Fire Group, Inc.	9,677	315,567
United Insurance Holdings Corp.	8,654	79,963
Universal Insurance Holdings, Inc. (b)	13,371	239,608
Watford Holdings, Ltd. (a)	7,177	105,143

		16,634,505

Interactive Media & Services—0.3%
Cargurus, Inc. (a)	32,991	624,850
Cars.com, Inc. (a) (b)	29,503	126,863
Eventbrite, Inc. - Class A (a)	14,648	106,930
EverQuote, Inc. - Class A (a) (b)	4,046	106,207
Meet Group, Inc. (The) (a) (b)	30,234	177,474
QuinStreet, Inc. (a)	17,938	144,401
TrueCar, Inc. (a)	42,606	103,106
Yelp, Inc. (a)	30,104	542,775

		1,932,606

Internet & Direct Marketing Retail—0.4%
1-800-Flowers.com, Inc. - Class A (a) (b)	13,330	176,356
Groupon, Inc. (a) (b)	87,147	85,421
PetMed Express, Inc.	9,436	271,568
Quotient Technology, Inc. (a)	33,741	219,317
RealReal, Inc. (The) (a) (b)	23,448	164,370
Rubicon Project, Inc. (The) (a)	22,854	126,840
Shutterstock, Inc.	9,230	296,837
Stamps.com, Inc. (a)	7,028	914,202
Stitch Fix, Inc. - Class A (a) (b)	17,321	219,977
Waitr Holdings, Inc. (a) (b)	29,615	36,426

		2,511,314

IT Services—2.2%
Brightcove, Inc. (a)	17,189	119,807
Cardtronics plc - Class A (a)	15,362	321,373
Cass Information Systems, Inc.	5,890	207,092
Conduent, Inc. (a)	62,598	153,365
CSG Systems International, Inc. (b)	13,502	565,059
EVERTEC, Inc.	26,041	591,912
Evo Payments, Inc. - Class A (a)	17,582	269,005
ExlService Holdings, Inc. (a)	13,901	723,269
GTT Communications, Inc. (a) (b)	13,560	107,802
Hackett Group, Inc. (The)	11,151	141,841
I3 Verticals, Inc. - Class A (a)	7,082	135,195
International Money Express, Inc. (a)	9,139	83,439
KBR, Inc.	62,037	1,282,925
Limelight Networks, Inc. (a)	49,777	283,729
LiveRamp Holdings, Inc. (a)	28,264	930,451
ManTech International Corp. - Class A	10,987	798,425
MAXIMUS, Inc.	26,510	1,542,882
NIC, Inc.	29,109	669,507
Perficient, Inc. (a) (b)	13,564	367,449
Perspecta, Inc.	57,858	1,055,330
Science Applications International Corp.	24,008	1,791,717
Sykes Enterprises, Inc. (a)	15,602	423,126
TTEC Holdings, Inc.	7,611	279,476
Tucows, Inc. - Class A (a) (b)	4,376	211,186
Unisys Corp. (a)	20,742	256,164
Verra Mobility Corp. (a) (b)	54,748	390,901
Virtusa Corp. (a)	12,986	368,802

		14,071,229

Leisure Products—0.4%
Acushnet Holdings Corp.	14,893	383,048
American Outdoor Brands Corp. (a)	25,637	212,787
Callaway Golf Co.	43,200	441,504
Clarus Corp.	10,372	101,646
Johnson Outdoors, Inc. - Class A	2,524	158,255
Malibu Boats, Inc. - Class A (a)	8,768	252,431
Sturm Ruger & Co., Inc.	7,553	384,523
Vista Outdoor, Inc. (a)	27,041	237,961
YETI Holdings, Inc. (a) (b)	24,424	476,756

		2,648,911

Life Sciences Tools & Services—1.0%
Accelerate Diagnostics, Inc. (a) (b)	11,226	93,513
Codexis, Inc. (a) (b)	24,613	274,681
Luminex Corp.	18,901	520,345
Medpace Holdings, Inc. (a)	11,596	850,914
NanoString Technologies, Inc. (a)	15,452	371,621
NeoGenomics, Inc. (a)	39,863	1,100,617
Pacific Biosciences of California, Inc. (a)	65,353	199,980
Quanterix Corp. (a) (b)	4,900	90,013
Repligen Corp. (a)	21,863	2,110,654
Syneos Health, Inc. (a)	26,524	1,045,576

		6,657,914

BHFTII-205

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—3.4%
Alamo Group, Inc.	3,842	$341,093
Albany International Corp. - Class A	13,340	631,382
Altra Industrial Motion Corp.	28,671	501,456
Astec Industries, Inc.	10,105	353,372
Barnes Group, Inc.	20,566	860,276
Blue Bird Corp. (a)	5,751	62,858
Chart Industries, Inc. (a)	15,776	457,188
CIRCOR International, Inc. (a)	8,858	103,019
Columbus McKinnon Corp.	10,074	251,850
Douglas Dynamics, Inc.	9,877	350,732
Energy Recovery, Inc. (a) (b)	17,996	133,890
Enerpac Tool Group Corp.	24,465	404,896
EnPro Industries, Inc.	9,247	365,996
ESCO Technologies, Inc.	10,899	827,343
Evoqua Water Technologies Corp. (a)	34,844	390,601
Federal Signal Corp.	25,137	685,737
Franklin Electric Co., Inc.	19,338	911,400
Gorman-Rupp Co. (The)	7,300	227,833
Greenbrier Cos., Inc. (The)	14,568	258,436
Helios Technologies, Inc.	12,428	471,270
Hillenbrand, Inc.	31,487	601,717
Hurco Cos., Inc.	3,022	87,940
Hyster-Yale Materials Handling, Inc.	4,976	199,488
John Bean Technologies Corp.	13,012	966,401
Kadant, Inc.	4,675	348,989
Kennametal, Inc.	36,506	679,742
Lindsay Corp. (b)	4,595	420,810
Luxfer Holdings plc	10,598	149,856
Manitowoc Co., Inc. (The) (a)	15,849	134,717
Meritor, Inc. (a)	31,866	422,224
Miller Industries, Inc.	5,680	160,630
Mueller Industries, Inc.	24,779	593,209
Mueller Water Products, Inc. - Class A	67,872	543,655
Navistar International Corp. (a)	21,262	350,610
Omega Flex, Inc. (b)	1,378	116,303
Proto Labs, Inc. (a)	11,672	888,589
RBC Bearings, Inc. (a)	10,166	1,146,623
REV Group, Inc.	11,893	49,594
Rexnord Corp.	44,130	1,000,427
Spartan Motors, Inc.	16,327	210,782
SPX Corp. (a)	19,606	639,940
SPX FLOW, Inc. (a)	17,327	492,433
Standex International Corp.	5,879	288,189
Tennant Co.	8,362	484,578
Terex Corp.	28,294	406,302
TriMas Corp. (a)	19,031	439,616
Wabash National Corp.	20,924	151,071
Watts Water Technologies, Inc. - Class A	11,298	956,376
Welbilt, Inc. (a)	57,920	297,130

		21,818,569

Marine—0.1%
Costamare, Inc.	19,016	85,952
Matson, Inc.	19,029	582,668

		668,620

Media—0.7%
Boston Omaha Corp. - Class A (a)	5,254	95,150
Cardlytics, Inc. (a) (b)	6,643	232,239
Central European Media Enterprises, Ltd. - Class A (a)	43,273	135,445
Daily Journal Corp. (a) (b)	598	136,523
Entercom Communications Corp. - Class A	57,852	98,927
EW Scripps Co. (The) - Class A (b)	25,176	189,827
Gannett Co., Inc. (b)	57,994	85,831
Gray Television, Inc. (a)	41,101	441,425
Hemisphere Media Group, Inc. (a)	8,577	73,248
Liberty Latin America, Ltd. - Class A (a)	20,395	214,556
Liberty Latin America, Ltd. - Class C (a)	51,063	523,906
Loral Space & Communications, Inc. (a)	6,669	108,371
Meredith Corp. (b)	17,831	217,895
MSG Networks, Inc. - Class A (a) (b)	19,156	195,391
National CineMedia, Inc. (b)	28,689	93,526
Scholastic Corp.	13,390	341,311
TechTarget, Inc. (a)	9,817	202,328
TEGNA, Inc.	90,384	981,570

		4,367,469

Metals & Mining—1.0%
Allegheny Technologies, Inc. (a) (b)	56,239	478,032
Carpenter Technology Corp.	20,845	406,478
Century Aluminum Co. (a)	22,819	82,605
Cleveland-Cliffs, Inc. (b)	167,875	663,106
Coeur Mining, Inc. (a)	97,205	312,028
Commercial Metals Co.	52,508	829,101
Compass Minerals International, Inc.	14,036	539,965
Ferroglobe Representation & Warranty Insurance Trust (d) (e)	31,634	0
Gold Resource Corp.	28,915	79,516
Haynes International, Inc.	6,653	137,118
Hecla Mining Co. (b)	212,095	386,013
Kaiser Aluminum Corp.	7,148	495,214
Materion Corp.	8,038	281,410
Novagold Resources, Inc. (a)	96,795	714,347
Schnitzer Steel Industries, Inc. - Class A	10,351	134,977
SunCoke Energy, Inc.	42,209	162,505
Warrior Met Coal, Inc.	23,723	251,938
Worthington Industries, Inc.	17,089	448,586

		6,402,939

Mortgage Real Estate Investment Trusts—0.7%
AG Mortgage Investment Trust, Inc.	14,345	39,305
Apollo Commercial Real Estate Finance, Inc. (b)	67,902	503,833
Ares Commercial Real Estate Corp.	11,438	79,952
ARMOUR Residential REIT, Inc.	27,134	239,050
Blackstone Mortgage Trust, Inc. - Class A	53,494	996,058
Capstead Mortgage Corp.	42,582	178,844
Colony Credit Real Estate, Inc. (b)	37,213	146,619
Dynex Capital, Inc.	9,188	95,923
Ellington Financial, Inc.	15,117	86,318
Granite Point Mortgage Trust, Inc.	22,671	114,942
Great Ajax Corp.	291	1,851
Invesco Mortgage Capital, Inc.	70,636	240,869
KKR Real Estate Finance Trust, Inc. (b)	10,088	151,421
Ladder Capital Corp.	46,377	219,827

BHFTII-206

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Mortgage Real Estate Investment Trusts—(Continued)
New York Mortgage Trust, Inc.	165,074	$255,865
Orchid Island Capital, Inc. (b)	32,743	96,592
PennyMac Mortgage Investment Trust	43,204	458,826
Ready Capital Corp.	14,894	107,535
Redwood Trust, Inc.	48,410	244,955
TPG RE Finance Trust, Inc.	22,728	124,777
Western Asset Mortgage Capital Corp.	19,929	45,637

		4,428,999

Multi-Utilities—0.7%
Avista Corp.	27,970	1,188,445
Black Hills Corp.	25,562	1,636,735
NorthWestern Corp.	21,289	1,273,721
Unitil Corp.	5,847	305,915

		4,404,816

Multiline Retail—0.1%
Big Lots, Inc.	17,050	242,451
Dillard’s, Inc. - Class A (b)	4,781	176,658
J.C. Penney Co., Inc. (a) (b)	28,867	10,392

		429,501

Oil, Gas & Consumable Fuels—1.2%
Arch Coal, Inc. - Class A	7,165	207,068
Ardmore Shipping Corp.	16,350	85,838
Bonanza Creek Energy, Inc. (a)	9,142	102,848
Brigham Minerals, Inc. - Class A	15,907	131,551
California Resources Corp. (a) (b)	20,491	20,491
Callon Petroleum Co. (a) (b)	171,701	94,075
Clean Energy Fuels Corp. (a)	71,652	127,541
CNX Resources Corp. (a)	89,020	473,586
CONSOL Energy, Inc. (a)	13,213	48,756
CVR Energy, Inc. (b)	13,526	223,585
Delek U.S. Holdings, Inc. (b)	33,286	524,587
DHT Holdings, Inc.	48,147	369,287
Diamond S Shipping, Inc. (a)	12,429	146,786
Dorian LPG, Ltd. (a)	13,589	118,360
Golar LNG, Ltd. (b)	43,127	339,841
Green Plains, Inc.	17,956	87,087
International Seaways, Inc.	9,606	229,487
Magnolia Oil & Gas Corp. - Class A (a) (b)	49,481	197,924
Matador Resources Co. (a) (b)	50,198	124,491
Nordic American Tankers, Ltd.	62,163	281,598
Northern Oil and Gas, Inc. (a) (b)	140,859	93,404
Par Pacific holdings, Inc. (a)	16,282	115,602
PDC Energy, Inc. (a)	44,039	273,482
Peabody Energy Corp.	30,193	87,560
Renewable Energy Group, Inc. (a) (b)	16,294	334,516
REX American Resources Corp. (a)	2,989	139,018
Scorpio Tankers, Inc.	18,258	349,093
SFL Corp., Ltd. (b)	38,547	365,040
SM Energy Co. (b)	51,354	62,652
Southwestern Energy Co. (a) (b)	248,862	420,577
Talos Energy, Inc. (a)	10,507	60,415
Teekay Corp. (a)	33,029	104,372

Oil, Gas & Consumable Fuels—(Continued)
Teekay Tankers, Ltd. - Class A (a)	11,598	257,940
W&T Offshore, Inc. (a)	44,133	75,026
World Fuel Services Corp.	27,658	696,428

		7,369,912

Paper & Forest Products—0.4%
Boise Cascade Co.	15,772	375,058
Clearwater Paper Corp. (a) (b)	7,836	170,903
Louisiana-Pacific Corp.	46,573	800,124
Neenah, Inc.	7,745	334,042
PH Glatfelter Co.	21,278	260,017
Schweitzer-Mauduit International, Inc.	13,580	377,796
Verso Corp. - Class A (a)	16,813	189,651

		2,507,591

Personal Products—0.3%
BellRing Brands, Inc. - Class A (a)	17,433	297,233
Edgewell Personal Care Co. (a) (b)	22,703	546,688
elf Beauty, Inc. (a)	12,689	124,860
Inter Parfums, Inc.	8,191	379,653
Medifast, Inc. (b)	5,370	335,625
USANA Health Sciences, Inc. (a)	5,595	323,167

		2,007,226

Pharmaceuticals—1.8%
Aerie Pharmaceuticals, Inc. (a) (b)	19,440	262,440
Amneal Pharmaceuticals, Inc. (a)	55,273	192,350
Amphastar Pharmaceuticals, Inc. (a)	18,205	270,162
ANI Pharmaceuticals, Inc. (a)	3,945	160,719
Arvinas Holding Co. LLC (a)	8,786	354,076
Axsome Therapeutics, Inc. (a) (b)	11,632	684,311
BioDelivery Sciences International, Inc. (a)	39,589	150,042
Cara Therapeutics, Inc. (a)	18,209	240,541
Collegium Pharmaceutical, Inc. (a) (b)	14,032	229,143
Corcept Therapeutics, Inc. (a) (b)	43,446	516,573
Endo International plc (a)	96,815	358,216
Innoviva, Inc. (a)	33,334	392,008
Intersect ENT, Inc. (a) (b)	13,971	165,556
Intra-Cellular Therapies, Inc. (a)	23,265	357,583
Kala Pharmaceuticals, Inc. (a)	12,214	107,361
Lannett Co., Inc. (a) (b)	15,440	107,308
MyoKardia, Inc. (a)	18,768	879,844
NGM Biopharmaceuticals, Inc. (a) (b)	11,665	143,829
Ocular Therapeutix, Inc. (a)	20,989	103,896
Odonate Therapeutics, Inc. (a)	5,941	164,031
Omeros Corp. (a) (b)	21,460	286,920
Pacira BioSciences, Inc. (a)	18,507	620,540
Phathom Pharmaceuticals, Inc. (a)	5,088	131,372
Phibro Animal Health Corp. - Class A	9,993	241,531
Prestige Consumer Healthcare, Inc. (a) (b)	20,815	763,494
Reata Pharmaceuticals, Inc. - Class A (a) (b)	9,507	1,372,240
Revance Therapeutics, Inc. (a)	21,348	315,950
SIGA Technologies, Inc. (a)	22,951	109,706
Supernus Pharmaceuticals, Inc. (a)	22,494	404,667
TherapeuticsMD, Inc. (a) (b)	46,985	49,804

BHFTII-207

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Theravance Biopharma, Inc. (a)	21,254	$491,180
Tricida, Inc. (a)	10,261	225,742
WAVE Life Sciences, Ltd. (a) (b)	10,858	101,740
Zogenix, Inc. (a)	19,414	480,108

		11,434,983

Professional Services—1.4%
ASGN, Inc. (a)	22,539	796,078
Barrett Business Services, Inc.	3,358	133,111
CBIZ, Inc. (a)	20,874	436,684
CRA International, Inc.	2,862	95,619
Exponent, Inc.	21,586	1,552,249
Forrester Research, Inc. (a)	4,738	138,492
Franklin Covey Co. (a)	4,809	74,732
FTI Consulting, Inc. (a) (b)	15,480	1,854,040
Heidrick & Struggles International, Inc.	7,257	163,283
Huron Consulting Group, Inc. (a)	10,356	469,748
ICF International, Inc.	8,158	560,455
Insperity, Inc.	16,031	597,956
Kelly Services, Inc. - Class A	14,944	189,639
Kforce, Inc.	9,613	245,804
Korn Ferry	22,760	553,523
Resources Connection, Inc.	12,083	132,551
TriNet Group, Inc. (a)	19,326	727,817
TrueBlue, Inc. (a)	15,422	196,785
Upwork, Inc. (a) (b)	24,847	160,263
Willdan Group, Inc. (a)	4,570	97,661

		9,176,490

Real Estate Management & Development—0.6%
Consolidated-Tomoka Land Co.	2,485	112,645
Cushman & Wakefield plc (a)	48,568	570,188
eXp World Holdings, Inc. (a) (b)	10,307	87,197
Forestar Group, Inc. (a)	5,973	61,821
FRP Holdings, Inc. (a)	3,389	145,727
Kennedy-Wilson Holdings, Inc.	52,082	698,940
Marcus & Millichap, Inc. (a)	9,282	251,542
Newmark Group, Inc. - Class A	64,506	274,150
RE/MAX Holdings, Inc. - Class A	8,877	194,584
Realogy Holdings Corp.	42,855	128,994
Redfin Corp. (a) (b)	39,839	614,317
RMR Group, Inc. (The) - Class A	7,008	189,006
St. Joe Co. (The) (a) (b)	13,592	228,074
Tejon Ranch Co. (a)	9,079	127,651

		3,684,836

Road & Rail—0.5%
ArcBest Corp.	10,451	183,102
Avis Budget Group, Inc. (a)	26,515	368,558
Heartland Express, Inc.	18,890	350,787
Hertz Global Holdings, Inc. (a) (b)	44,849	277,167
Marten Transport, Ltd.	16,122	330,823
Saia, Inc. (a)	10,845	797,541
Werner Enterprises, Inc.	19,256	698,223

		3,006,201

Semiconductors & Semiconductor Equipment—3.2%
Adesto Technologies Corp. (a)	12,100	135,399
Advanced Energy Industries, Inc. (a)	15,868	769,439
Ambarella, Inc. (a)	14,056	682,559
Amkor Technology, Inc. (a)	36,664	285,613
Axcelis Technologies, Inc. (a)	13,934	255,132
Brooks Automation, Inc.	29,252	892,186
Cabot Microelectronics Corp. (b)	12,212	1,393,878
Ceva, Inc. (a)	10,183	253,862
Cirrus Logic, Inc. (a)	24,667	1,618,895
Cohu, Inc. (b)	17,431	215,796
Diodes, Inc. (a)	18,315	744,230
DSP Group, Inc. (a)	10,337	138,516
Enphase Energy, Inc. (a)	41,498	1,339,970
FormFactor, Inc. (a) (c)	31,702	636,893
Ichor Holdings, Ltd. (a)	10,143	194,340
Impinj, Inc. (a) (b)	7,512	125,526
Inphi Corp. (a) (b)	18,427	1,458,866
Lattice Semiconductor Corp. (a)	51,577	919,102
MACOM Technology Solutions Holdings, Inc. (a)	18,984	359,367
MaxLinear, Inc. (a)	29,165	340,356
NeoPhotonics Corp. (a)	18,073	131,029
NVE Corp.	1,659	86,318
Onto Innovation, Inc. (a)	20,367	604,289
PDF Solutions, Inc. (a)	12,971	152,020
Photronics, Inc. (a)	30,362	311,514
Power Integrations, Inc. (b)	11,573	1,022,243
Rambus, Inc. (a)	49,965	554,611
Semtech Corp. (a)	27,317	1,024,387
Silicon Laboratories, Inc. (a)	18,201	1,554,547
SMART Global Holdings, Inc. (a) (b)	6,037	146,699
SunPower Corp. (a) (b)	31,453	159,467
Synaptics, Inc. (a) (b)	14,825	857,923
Ultra Clean Holdings, Inc. (a) (b)	16,793	231,743
Veeco Instruments, Inc. (a)	22,250	212,933
Xperi Corp.	22,215	309,011

		20,118,659

Software—4.9%
8x8, Inc. (a) (b)	41,065	569,161
A10 Networks, Inc. (a)	21,727	134,925
ACI Worldwide, Inc. (a) (b)	47,278	1,141,764
Agilysys, Inc. (a)	9,228	154,108
Alarm.com Holdings, Inc. (a)	14,857	578,086
Altair Engineering, Inc. - Class A (a) (b)	17,244	456,966
American Software, Inc. - Class A	12,761	181,334
Appfolio, Inc. - Class A (a) (b)	6,877	763,003
Appian Corp. (a) (b)	14,675	590,375
Avaya Holdings Corp. (a)	39,462	319,248
Benefitfocus, Inc. (a)	11,793	105,076
Blackbaud, Inc. (b)	20,640	1,146,552
Blackline, Inc. (a)	17,782	935,511
Bottomline Technologies de, Inc. (a)	18,440	675,826
Box, Inc. - Class A (a)	63,715	894,559
ChannelAdvisor Corp. (a)	10,403	75,526
Cloudera, Inc. (a)	105,967	833,960
CommVault Systems, Inc. (a)	17,586	711,881

BHFTII-208

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Cornerstone OnDemand, Inc. (a)	24,063	$764,000
Digital Turbine, Inc. (a)	36,179	155,931
Domo, Inc. - Class B (a) (b)	7,443	73,983
Ebix, Inc. (b)	10,806	164,035
Envestnet, Inc. (a) (b)	19,827	1,066,296
Everbridge, Inc. (a) (b)	13,891	1,477,447
Five9, Inc. (a) (b)	25,123	1,920,905
ForeScout Technologies, Inc. (a)	18,197	574,843
GTY Technology Holdings Inc. (a)	17,951	81,138
Intelligent Systems Corp. (a) (b)	3,124	106,185
j2 Global, Inc. (b)	19,712	1,475,443
LivePerson, Inc. (a) (b)	27,176	618,254
MicroStrategy, Inc. - Class A (a)	3,569	421,499
Mitek Systems, Inc. (a)	14,980	118,042
MobileIron, Inc. (a)	43,290	164,502
Model N, Inc. (a)	14,843	329,663
OneSpan, Inc. (a)	15,031	272,813
Ping Identity Holding Corp. (a)	6,116	122,442
Progress Software Corp.	19,846	635,072
PROS Holdings, Inc. (a)	14,662	454,962
Q2 Holdings, Inc. (a)	18,701	1,104,481
QAD, Inc. - Class A	4,798	191,584
Qualys, Inc. (a) (b)	14,058	1,222,905
Rapid7, Inc. (a)	21,376	926,222
Rosetta Stone, Inc. (a)	9,843	137,999
SailPoint Technologies Holding, Inc. (a)	38,299	582,911
ShotSpotter, Inc. (a)	3,623	99,560
SPS Commerce, Inc. (a)	15,132	703,789
SVMK, Inc. (a)	37,618	508,219
Synchronoss Technologies, Inc. (a)	17,963	54,787
Telaria, Inc. (a)	20,315	121,890
Telenav, Inc. (a)	15,561	67,224
Tenable Holdings, Inc. (a)	16,685	364,734
TiVo Corp.	54,357	384,848
Upland Software, Inc. (a) (b)	10,139	271,928
Varonis Systems, Inc. (a) (b)	12,721	809,946
Verint Systems, Inc. (a) (b)	27,418	1,178,974
VirnetX Holding Corp. (a)	26,846	146,848
Workiva, Inc. (a)	15,621	505,027
Yext, Inc. (a) (b)	41,476	422,640
Zix Corp. (a) (b)	24,370	105,035
Zuora, Inc. - Class A (a)	35,347	284,543

		31,461,410

Specialty Retail—1.6%
Aaron’s, Inc.	28,511	649,481
Abercrombie & Fitch Co. - Class A	28,497	259,038
America’s Car-Mart, Inc. (a)	2,826	159,245
American Eagle Outfitters, Inc.	65,605	521,560
Asbury Automotive Group, Inc. (a)	8,467	467,632
Bed Bath & Beyond, Inc. (b)	55,063	231,815
Boot Barn Holdings, Inc. (a)	12,612	163,073
Buckle, Inc. (The) (b)	14,188	194,517
Caleres, Inc.	17,181	89,341
Cato Corp. (The) - Class A	9,562	102,027
Chico’s FAS, Inc.	56,999	73,529

Specialty Retail—(Continued)
Children’s Place, Inc. (The) (b)	7,101	138,896
Designer Brands, Inc. - Class A	26,445	131,696
GameStop Corp. - Class A (b)	26,071	91,248
Genesco, Inc. (a)	6,357	84,802
Group 1 Automotive, Inc.	7,911	350,141
Guess?, Inc.	20,227	136,937
Haverty Furniture Cos., Inc. (b)	10,391	123,549
Hibbett Sports, Inc. (a)	6,677	73,013
Lithia Motors, Inc. - Class A (b)	9,276	758,684
MarineMax, Inc. (a)	8,159	85,017
Monro, Inc. (b)	14,571	638,355
Murphy USA, Inc. (a) (b)	12,473	1,052,222
National Vision Holdings, Inc. (a)	34,470	669,407
Office Depot, Inc.	235,223	385,766
Rent-A-Center, Inc.	21,277	300,857
RH (a)	7,214	724,791
Sally Beauty Holdings, Inc. (a) (b)	51,047	412,460
Shoe Carnival, Inc. (b)	4,114	85,448
Signet Jewelers, Ltd.	22,572	145,589
Sleep Number Corp. (a)	11,987	229,671
Sonic Automotive, Inc. - Class A	9,474	125,815
Sportsman’s Warehouse Holdings, Inc. (a)	20,038	123,434
Winmark Corp.	1,140	145,259
Zumiez, Inc. (a)	9,084	157,335

		10,081,650

Technology Hardware, Storage & Peripherals—0.2%
3D Systems Corp. (a) (b)	50,283	387,682
Avid Technology, Inc. (a)	13,287	89,421
Diebold Nixdorf, Inc. (a)	35,435	124,731
Immersion Corp. (a)	14,353	76,932
Stratasys, Ltd. (a) (b)	23,667	377,489

		1,056,255

Textiles, Apparel & Luxury Goods—0.7%
Crocs, Inc. (a) (c)	28,518	484,521
Deckers Outdoor Corp. (a) (b)	11,830	1,585,220
Fossil Group, Inc. (a)	20,656	67,958
G-III Apparel Group, Ltd. (a)	20,478	157,681
Kontoor Brands, Inc. (a)	20,050	384,358
Movado Group, Inc.	7,984	94,371
Oxford Industries, Inc.	7,657	277,643
Steven Madden, Ltd.	35,491	824,456
Unifi, Inc. (a)	7,892	91,153
Wolverine World Wide, Inc.	33,053	502,405

		4,469,766

Thrifts & Mortgage Finance—1.7%
Axos Financial, Inc. (a)	26,097	473,139
Bridgewater Bancshares, Inc. (a)	11,530	112,417
Capitol Federal Financial, Inc.	54,530	633,093
Columbia Financial, Inc. (a)	24,437	351,893
Essent Group, Ltd.	40,892	1,077,095
Federal Agricultural Mortgage Corp. - Class C	4,263	237,151
First Defiance Financial Corp.	15,929	234,793
Flagstar Bancorp, Inc.	15,144	300,306

BHFTII-209

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—(Continued)
Hingham Institution for Savings	716	$103,813
Home Bancorp, Inc.	3,086	75,360
HomeStreet, Inc.	9,014	200,381
Kearny Financial Corp.	34,811	299,026
Luther Burbank Corp.	9,971	91,434
Meridian Bancorp, Inc.	23,292	261,336
Meta Financial Group, Inc.	13,949	302,972
Mr Cooper Group, Inc. (a)	33,464	245,291
NMI Holdings, Inc. - Class A (a)	27,767	322,375
Northfield Bancorp, Inc.	19,366	216,706
Northwest Bancshares, Inc. (b)	45,193	522,883
OceanFirst Financial Corp.	22,048	350,784
PCSB Financial Corp.	6,336	88,641
PennyMac Financial Services, Inc.	11,764	260,102
Provident Financial Services, Inc.	27,899	358,781
Radian Group, Inc.	86,096	1,114,943
Southern Missouri Bancorp, Inc.	3,592	87,178
Territorial Bancorp, Inc.	4,024	98,789
TrustCo Bank Corp.	42,750	231,277
Walker & Dunlop, Inc.	12,545	505,187
Washington Federal, Inc.	32,310	838,768
Waterstone Financial, Inc.	10,900	158,486
Western New England Bancorp, Inc.	12,322	83,297
WSFS Financial Corp.	21,355	532,167

		10,769,864

Tobacco—0.1%
Universal Corp.	11,116	491,438
Vector Group, Ltd.	45,780	431,248

		922,686

Trading Companies & Distributors—1.1%
Applied Industrial Technologies, Inc.	17,086	781,172
Beacon Roofing Supply, Inc. (a)	23,275	384,969
BMC Stock Holdings, Inc. (a)	27,466	486,972
CAI International, Inc. (a) (b)	8,107	114,633
DXP Enterprises, Inc. (a)	6,978	85,550
Foundation Building Materials, Inc. (a)	7,141	73,481
GATX Corp. (b)	15,087	943,843
GMS, Inc. (a)	17,347	272,868
H&E Equipment Services, Inc.	15,412	226,248
Herc Holdings, Inc. (a)	11,071	226,513
Kaman Corp.	12,375	476,066
MRC Global, Inc. (a)	33,085	140,942
NOW, Inc. (a)	51,271	264,558
Rush Enterprises, Inc. - Class A	10,890	347,609
SiteOne Landscape Supply, Inc. (a) (b)	17,769	1,308,154
Systemax, Inc.	5,954	105,564
Textainer Group Holdings, Ltd. (a)	22,079	181,489
Transcat, Inc. (a)	3,340	88,510
Triton International, Ltd.	22,894	592,268

		7,101,409

Water Utilities—0.6%
American States Water Co.	15,259	1,247,271
Artesian Resources Corp. - Class A	3,766	140,773

Water Utilities—(Continued)
California Water Service Group	20,902	1,051,789
Consolidated Water Co., Ltd.	6,871	112,684
Middlesex Water Co.	7,497	450,720
Pure Cycle Corp. (a)	9,107	101,543
SJW Group	10,826	625,418
York Water Co. (The)	5,133	223,080

		3,953,278

Wireless Telecommunication Services—0.2%
Boingo Wireless, Inc. (a)	20,091	213,166
Shenandoah Telecommunications Co.	20,230	996,327
Spok Holdings, Inc.	8,296	88,684

		1,298,177

Total Common Stocks (Cost $590,191,650)		607,721,210

Mutual Fund—2.5%

Investment Company Security—2.5%
iShares Russell 2000 Index Fund (b) (Cost $15,901,548)	138,400	15,841,264

Rights—0.0%

Biotechnology—0.0%
Tobira Therapeutics, Inc., Expires 12/31/28 (a) (d) (e) (Cost $280)	4,660	37,094

Short-Term Investments—1.9%

Discount Notes—0.4%
Federal Home Loan Bank
Zero Coupon, 04/03/20 (f)	150,000	150,000
0.020%, 05/14/20 (f)	1,650,000	1,649,862
0.037%, 04/07/20 (f)	325,000	324,996
0.059%, 04/24/20 (f)	425,000	424,981

		2,549,839

U.S. Treasury—1.5%
U.S. Treasury Bills
0.051%, 09/24/20 (f)	6,475,000	6,471,035
0.142%, 04/14/20 (f)	3,000,000	2,999,933

		9,470,968

Total Short-Term Investments (Cost $9,554,856)		12,020,807

Securities Lending Reinvestments (g)—19.0%

Certificates of Deposit—11.5%
Banco del Estado de Chile 2.002%, 3M LIBOR + 0.130%, 07/08/20 (h)	1,000,000	998,890

BHFTII-210

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Bank of Montreal (Chicago)
0.260%, SOFR + 0.250%, 07/10/20 (h)	2,000,000	$1,997,140
0.440%, FEDEFF PRV + 0.350%, 08/06/20 (h)	3,000,000	2,986,197
0.907%, 1M LIBOR + 0.110%, 11/13/20 (h)	2,000,000	1,994,700
Bank of Nova Scotia
0.875%, 1M LIBOR + 0.170%, 05/15/20 (h)	5,000,000	4,988,510
1.225%, 1M LIBOR + 0.220%, 01/08/21 (h)	2,000,000	1,995,400
Canadian Imperial Bank of Commerce 0.220%, SOFR + 0.210%, 06/12/20 (h)	1,000,128	998,929
Chiba Bank, Ltd. 1.720%, 04/13/20	1,500,000	1,500,480
China Construction Bank Corp. 2.250%, 04/03/20	1,000,186	1,000,150
Credit Agricole S.A. 1.790%, 05/04/20	4,000,000	4,002,960
Credit Industriel et Commercial
Zero Coupon, 05/07/20	3,961,745	3,996,120
0.520%, FEDEFF PRV + 0.430%, 07/20/20 (h)	1,000,000	996,950
Credit Suisse AG
0.470%, SOFR + 0.460%, 11/03/20 (h)	3,000,000	2,983,710
0.490%, SOFR + 0.480%, 10/06/20 (h)	3,000,000	2,986,320
Goldman Sachs Bank USA
0.210%, SOFR + 0.200%, 02/22/21 (h)	1,500,000	1,489,560
0.220%, SOFR + 0.210%, 02/22/21 (h)	1,500,000	1,489,695
KBC Bank NV 1.800%, 04/14/20	5,003,646	5,001,700
MUFG Bank, Ltd. 1.790%, 07/17/20	2,000,000	2,004,120
National Australia Bank, Ltd. 1.790%, 07/14/20	3,000,000	3,008,040
NatWest Bank plc 1.860%, 04/14/20	5,000,000	5,001,350
Rabobank International London 1.073%, 1M LIBOR + 0.210%, 01/08/21 (h)	1,000,000	1,000,000
Societe Generale
0.440%, FEDEFF PRV + 0.350%, 06/19/20 (h)	2,000,000	1,993,672
1.030%, 1M LIBOR + 0.280%, 06/19/20 (h)	2,000,000	1,993,004
Sumitomo Mitsui Banking Corp. 1.735%, 1M LIBOR + 0.220%, 08/03/20 (h)	2,000,272	1,999,280
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 05/18/20	993,904	998,290
1.970%, 04/17/20	2,000,000	2,001,180
Svenska Handelsbanken AB
1.144%, 1M LIBOR + 0.220%, 07/22/20 (h)	3,000,000	2,999,220
1.557%, 1M LIBOR + 0.180%, 06/05/20 (h)	2,000,000	2,000,340
Toronto-Dominion Bank 0.440%, FEDEFF PRV + 0.350%, 07/31/20 (h)	2,000,000	1,992,160
Wells Fargo Bank N.A. 0.440%, FEDEFF PRV + 0.350%, 08/20/20 (h)	5,000,000	5,000,000

		73,398,067

Commercial Paper—1.9%
Santander UK plc 1.825%, 04/07/20	1,990,774	1,999,760
Starbird Funding, Corp. 1.616%, 1M LIBOR + 0.260%, 05/04/20 (h)	3,000,000	2,995,941
UBS AG 1.281%, 1M LIBOR + 0.340%, 07/28/20 (h)	7,000,000	7,000,420

		11,996,121

Repurchase Agreements—1.2%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.010%, due on 04/01/20 with a maturity value of $3,769,388; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $3,844,775.	3,769,386	3,769,386
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $2,000,836; collateralized by U.S. Treasury Obligations with rates ranging from 0.118% - 2.875%, maturity dates ranging from 04/30/20 - 07/15/26, and various Common Stock with an aggregate market value of $2,085,566.	2,000,000	2,000,000
Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $1,000,418; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $200,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $204,000.	200,000	200,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $500,006; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $510,000.	500,000	500,000

		7,469,386

Time Deposit—0.3%
Rabobank International Netherlands 0.080%, 04/01/20	2,000,000	2,000,000

Mutual Funds—4.1%
BlackRock Liquidity Funds, Institutional Shares 0.340% (i)	5,000,000	5,000,000
Fidelity Government Portfolio, Institutional Class 0.340% (i)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (i)	7,000,000	7,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.250% (i)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.430% (i)	2,000,000	2,000,000

BHFTII-211

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
Wells Fargo Government Money Market Fund, Select Class 0.350% (i)	5,000,000	$5,000,000

		26,000,000

Total Securities Lending Reinvestments (Cost $120,959,217)		120,863,574

Total Investments— 118.6% (Cost $736,607,551)		756,483,949
Other assets and liabilities (net)—(18.6)%		(118,578,293)

Net Assets—100.0%		$637,905,656

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $117,420,040 and the collateral received consisted of cash in the amount of $120,900,904 and non-cash collateral with a value of $1,125,577. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2020, the market value of securities pledged was $1,064,490.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2020, these securities represent less than 0.05% of net assets.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(h)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(i)	The rate shown represents the annualized seven-day yield as of March 31, 2020.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Depreciation
Russell 2000 Index E-Mini Futures	06/19/20	178	USD	10,213,640	$(1,671,233)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTII-212

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$8,697,431	$—	$—	$8,697,431
Air Freight & Logistics	2,137,516	—	—	2,137,516
Airlines	1,562,419	—	—	1,562,419
Auto Components	5,311,621	—	—	5,311,621
Automobiles	383,583	—	—	383,583
Banks	54,708,898	—	—	54,708,898
Beverages	2,183,361	—	—	2,183,361
Biotechnology	56,574,939	—	—	56,574,939
Building Products	9,550,030	—	—	9,550,030
Capital Markets	9,276,458	—	—	9,276,458
Chemicals	10,398,856	—	—	10,398,856
Commercial Services & Supplies	15,963,482	—	—	15,963,482
Communications Equipment	7,749,181	—	—	7,749,181
Construction & Engineering	6,551,753	—	—	6,551,753
Construction Materials	908,435	—	—	908,435
Consumer Finance	3,750,039	—	—	3,750,039
Containers & Packaging	748,386	—	—	748,386
Distributors	541,659	—	—	541,659
Diversified Consumer Services	5,618,026	—	—	5,618,026
Diversified Financial Services	1,766,825	—	—	1,766,825
Diversified Telecommunication Services	4,558,726	—	—	4,558,726
Electric Utilities	7,320,399	—	—	7,320,399
Electrical Equipment	6,551,861	—	—	6,551,861
Electronic Equipment, Instruments & Components	17,459,599	—	—	17,459,599
Energy Equipment & Services	2,458,619	—	—	2,458,619
Entertainment	1,123,057	—	—	1,123,057
Equity Real Estate Investment Trusts	43,036,232	—	—	43,036,232
Food & Staples Retailing	4,598,457	—	—	4,598,457
Food Products	9,271,421	—	—	9,271,421
Gas Utilities	8,865,236	—	—	8,865,236
Health Care Equipment & Supplies	28,461,642	—	—	28,461,642
Health Care Providers & Services	15,074,088	—	—	15,074,088
Health Care Technology	11,385,447	—	—	11,385,447
Hotels, Restaurants & Leisure	11,310,991	—	—	11,310,991
Household Durables	9,488,820	—	—	9,488,820
Household Products	1,811,682	—	—	1,811,682
Independent Power and Renewable Electricity Producers	2,826,735	—	—	2,826,735
Industrial Conglomerates	337,515	—	—	337,515
Insurance	16,634,505	—	—	16,634,505
Interactive Media & Services	1,932,606	—	—	1,932,606
Internet & Direct Marketing Retail	2,511,314	—	—	2,511,314

BHFTII-213

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
IT Services	$14,071,229	$—	$—	$14,071,229
Leisure Products	2,648,911	—	—	2,648,911
Life Sciences Tools & Services	6,657,914	—	—	6,657,914
Machinery	21,818,569	—	—	21,818,569
Marine	668,620	—	—	668,620
Media	4,367,469	—	—	4,367,469
Metals & Mining	6,402,939	—	0	6,402,939
Mortgage Real Estate Investment Trusts	4,428,999	—	—	4,428,999
Multi-Utilities	4,404,816	—	—	4,404,816
Multiline Retail	429,501	—	—	429,501
Oil, Gas & Consumable Fuels	7,369,912	—	—	7,369,912
Paper & Forest Products	2,507,591	—	—	2,507,591
Personal Products	2,007,226	—	—	2,007,226
Pharmaceuticals	11,434,983	—	—	11,434,983
Professional Services	9,176,490	—	—	9,176,490
Real Estate Management & Development	3,684,836	—	—	3,684,836
Road & Rail	3,006,201	—	—	3,006,201
Semiconductors & Semiconductor Equipment	20,118,659	—	—	20,118,659
Software	31,461,410	—	—	31,461,410
Specialty Retail	10,081,650	—	—	10,081,650
Technology Hardware, Storage & Peripherals	1,056,255	—	—	1,056,255
Textiles, Apparel & Luxury Goods	4,469,766	—	—	4,469,766
Thrifts & Mortgage Finance	10,769,864	—	—	10,769,864
Tobacco	922,686	—	—	922,686
Trading Companies & Distributors	7,101,409	—	—	7,101,409
Water Utilities	3,953,278	—	—	3,953,278
Wireless Telecommunication Services	1,298,177	—	—	1,298,177
Total Common Stocks	607,721,210	—	—	607,721,210
Total Mutual Fund*	15,841,264	—	—	15,841,264
Total Rights*	—	—	37,094	37,094
Total Short-Term Investments*	—	12,020,807	—	12,020,807
Securities Lending Reinvestments
Certificates of Deposit	—	73,398,067	—	73,398,067
Commercial Paper	—	11,996,121	—	11,996,121
Repurchase Agreements	—	7,469,386	—	7,469,386
Time Deposit	—	2,000,000	—	2,000,000
Mutual Funds	26,000,000	—	—	26,000,000
Total Securities Lending Reinvestments	26,000,000	94,863,574	—	120,863,574
Total Investments	$649,562,474	$106,884,381	$37,094	$756,483,949

Collateral for Securities Loaned (Liability)	$—	$(120,900,904)	$—	$(120,900,904)
Futures Contracts (Unrealized Depreciation)	$(1,671,233)	$—	$—	$(1,671,233)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2020 is not presented.

BHFTII-214

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—97.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
Boeing Co. (The)	137,813	$20,553,431
General Dynamics Corp.	60,404	7,992,053
Howmet Aerospace, Inc. (a)	99,848	1,603,559
Huntington Ingalls Industries, Inc.	10,543	1,921,040
L3Harris Technologies, Inc.	56,982	10,263,598
Lockheed Martin Corp.	63,983	21,687,038
Northrop Grumman Corp.	40,401	12,223,322
Raytheon Co. (b)	71,781	9,414,078
Textron, Inc.	58,837	1,569,183
TransDigm Group, Inc. (b)	12,837	4,110,279
United Technologies Corp.	209,126	19,726,856

		111,064,437

Air Freight & Logistics—0.5%
C.H. Robinson Worldwide, Inc. (b)	34,862	2,307,864
Expeditors International of Washington, Inc.	43,897	2,928,808
FedEx Corp.	61,872	7,502,599
United Parcel Service, Inc. - Class B	180,628	16,874,268

		29,613,539

Airlines—0.2%
Alaska Air Group, Inc.	31,749	903,894
American Airlines Group, Inc. (b)	100,494	1,225,022
Delta Air Lines, Inc. (b)	148,368	4,232,939
Southwest Airlines Co.	122,089	4,347,589
United Airlines Holdings, Inc. (a)	56,093	1,769,734

		12,479,178

Auto Components—0.1%
Aptiv plc	65,803	3,240,140
BorgWarner, Inc. (b)	53,226	1,297,117

		4,537,257

Automobiles—0.2%
Ford Motor Co. (b)	1,003,740	4,848,064
General Motors Co.	324,093	6,734,653
Harley-Davidson, Inc. (b)	39,770	752,846

		12,335,563

Banks—4.0%
Bank of America Corp.	2,086,744	44,301,575
Citigroup, Inc.	562,746	23,702,862
Citizens Financial Group, Inc.	112,054	2,107,736
Comerica, Inc.	37,157	1,090,186
Fifth Third Bancorp	182,925	2,716,436
First Republic Bank	43,438	3,574,079
Huntington Bancshares, Inc.	266,205	2,185,543
JPMorgan Chase & Co.	808,469	72,786,464
KeyCorp	253,885	2,632,787
M&T Bank Corp.	34,014	3,518,068
People’s United Financial, Inc. (b)	114,478	1,264,982
PNC Financial Services Group, Inc. (The)	112,944	10,811,000
Regions Financial Corp.	248,648	2,230,373
SVB Financial Group (a)	13,292	2,008,155
Truist Financial Corp.	345,676	10,660,648

Banks—(Continued)
U.S. Bancorp	366,356	12,620,964
Wells Fargo & Co.	992,056	28,472,007
Zions Bancorp N.A.	43,939	1,175,808

		227,859,673

Beverages—1.8%
Brown-Forman Corp. - Class B (b)	46,963	2,606,916
Coca-Cola Co. (The)	993,944	43,982,022
Constellation Brands, Inc. - Class A	43,175	6,189,568
Molson Coors Beverage Co. - Class B (b)	48,422	1,888,942
Monster Beverage Corp. (a)	98,402	5,536,097
PepsiCo, Inc.	359,434	43,168,023

		103,371,568

Biotechnology—2.3%
AbbVie, Inc.	381,185	29,042,485
Alexion Pharmaceuticals, Inc. (a)	57,040	5,121,622
Amgen, Inc.	153,159	31,049,924
Biogen, Inc. (a)	46,512	14,715,467
Gilead Sciences, Inc.	326,107	24,379,759
Incyte Corp. (a)	46,082	3,374,585
Regeneron Pharmaceuticals, Inc. (a)	20,591	10,054,379
Vertex Pharmaceuticals, Inc. (a)	66,284	15,772,278

		133,510,499

Building Products—0.3%
A.O. Smith Corp.	35,328	1,335,752
Allegion plc	23,950	2,203,879
Fortune Brands Home & Security, Inc.	35,867	1,551,248
Johnson Controls International plc	198,843	5,360,807
Masco Corp.	73,230	2,531,561
Trane Technologies plc	61,759	5,100,676

		18,083,923

Capital Markets—2.5%
Ameriprise Financial, Inc.	32,657	3,346,689
Bank of New York Mellon Corp. (The)	216,314	7,285,456
BlackRock, Inc.	30,399	13,374,648
Cboe Global Markets, Inc.	28,575	2,550,319
Charles Schwab Corp. (The)	294,694	9,907,612
CME Group, Inc.	92,372	15,972,043
E*Trade Financial Corp.	58,232	1,998,522
Franklin Resources, Inc. (b)	71,895	1,199,928
Goldman Sachs Group, Inc. (The)	82,143	12,698,486
Intercontinental Exchange, Inc.	143,535	11,590,451
Invesco, Ltd. (b)	95,937	871,108
MarketAxess Holdings, Inc. (b)	9,776	3,251,204
Moody’s Corp.	41,853	8,851,909
Morgan Stanley	300,196	10,206,664
MSCI, Inc.	21,834	6,309,153
Nasdaq, Inc.	29,576	2,808,241
Northern Trust Corp. (b)	54,615	4,121,248
Raymond James Financial, Inc. (b)	31,824	2,011,277
S&P Global, Inc.	62,997	15,437,415
State Street Corp.	93,728	4,992,891

BHFTII-215

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
T. Rowe Price Group, Inc.	60,233	$5,881,752

		144,667,016

Chemicals—1.6%
Air Products & Chemicals, Inc.	56,820	11,341,840
Albemarle Corp. (b)	27,331	1,540,648
Celanese Corp.	31,156	2,286,539
CF Industries Holdings, Inc.	56,045	1,524,424
Corteva, Inc. (a)	192,910	4,533,385
Dow, Inc. (a)	191,130	5,588,641
DuPont de Nemours, Inc.	190,952	6,511,463
Eastman Chemical Co.	35,050	1,632,629
Ecolab, Inc.	64,640	10,072,851
FMC Corp.	33,409	2,729,181
International Flavors & Fragrances, Inc. (b)	27,523	2,809,548
Linde plc	138,464	23,954,272
LyondellBasell Industries NV - Class A	66,174	3,284,216
Mosaic Co. (The) (b)	90,124	975,142
PPG Industries, Inc.	60,951	5,095,504
Sherwin-Williams Co. (The)	21,177	9,731,255

		93,611,538

Commercial Services & Supplies—0.4%
Cintas Corp.	21,610	3,743,284
Copart, Inc. (a)	52,727	3,612,854
Republic Services, Inc.	54,294	4,075,308
Rollins, Inc. (b)	36,293	1,311,629
Waste Management, Inc.	100,605	9,311,999

		22,055,074

Communications Equipment—1.0%
Arista Networks, Inc. (a)	13,982	2,832,054
Cisco Systems, Inc.	1,093,498	42,985,406
F5 Networks, Inc. (a)	15,670	1,670,892
Juniper Networks, Inc. (b)	86,275	1,651,304
Motorola Solutions, Inc.	44,164	5,870,279

		55,009,935

Construction & Engineering—0.1%
Jacobs Engineering Group, Inc.	34,926	2,768,584
Quanta Services, Inc.	36,678	1,163,793

		3,932,377

Construction Materials—0.1%
Martin Marietta Materials, Inc.	16,110	3,048,495
Vulcan Materials Co.	34,116	3,686,916

		6,735,411

Consumer Finance—0.5%
American Express Co.	172,954	14,806,592
Capital One Financial Corp.	120,045	6,052,669
Discover Financial Services	80,800	2,882,136
Synchrony Financial	145,481	2,340,789

		26,082,186

Containers & Packaging—0.3%
AMCOR plc (a) (b)	417,612	3,391,009
Avery Dennison Corp.	21,524	2,192,650
Ball Corp. (b)	84,321	5,452,196
International Paper Co.	101,072	3,146,371
Packaging Corp. of America (b)	24,399	2,118,565
Sealed Air Corp. (b)	39,828	984,150
WestRock Co.	66,475	1,878,584

		19,163,525

Distributors—0.1%
Genuine Parts Co. (b)	37,451	2,521,576
LKQ Corp. (a)	78,994	1,620,167

		4,141,743

Diversified Consumer Services—0.0%
H&R Block, Inc. (b)	50,327	708,604

Diversified Financial Services—1.6%
Berkshire Hathaway, Inc. - Class B (a)	504,194	92,181,789

Diversified Telecommunication Services—2.0%
AT&T, Inc. (b)	1,882,958	54,888,226
CenturyLink, Inc.	252,918	2,392,604
Verizon Communications, Inc.	1,066,051	57,278,920

		114,559,750

Electric Utilities—2.2%
Alliant Energy Corp. (b)	61,953	2,991,710
American Electric Power Co., Inc.	127,322	10,183,214
Duke Energy Corp. (b)	187,917	15,198,727
Edison International	92,434	5,064,459
Entergy Corp.	51,321	4,822,635
Evergy, Inc.	58,744	3,233,857
Eversource Energy	83,453	6,526,859
Exelon Corp.	250,573	9,223,592
FirstEnergy Corp.	139,272	5,580,629
NextEra Energy, Inc.	125,988	30,315,233
NRG Energy, Inc. (b)	64,851	1,767,838
Pinnacle West Capital Corp.	28,975	2,196,015
PPL Corp.	197,914	4,884,518
Southern Co. (The)	270,324	14,635,341
Xcel Energy, Inc.	135,167	8,150,570

		124,775,197

Electrical Equipment—0.4%
AMETEK, Inc.	58,922	4,243,562
Eaton Corp. plc	106,559	8,278,569
Emerson Electric Co.	157,017	7,481,860
Rockwell Automation, Inc.	29,784	4,494,704

		24,498,695

Electronic Equipment, Instruments & Components—0.5%
Amphenol Corp. - Class A	76,424	5,569,781
CDW Corp.	37,035	3,454,255
Corning, Inc. (b)	198,248	4,072,014

BHFTII-216

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
FLIR Systems, Inc. (b)	34,579	$1,102,724
IPG Photonics Corp. (a) (b)	9,165	1,010,716
Keysight Technologies, Inc. (a) (b)	48,350	4,045,928
TE Connectivity, Ltd.	86,215	5,429,821
Zebra Technologies Corp. - Class A (a)	13,899	2,551,856

		27,237,095

Energy Equipment & Services—0.2%
Baker Hughes Co.	167,512	1,758,876
Halliburton Co. (b)	226,265	1,549,915
Helmerich & Payne, Inc. (b)	27,953	437,464
National Oilwell Varco, Inc. (b)	99,453	977,623
Schlumberger, Ltd.	356,844	4,813,826
TechnipFMC plc	108,322	730,090

		10,267,794

Entertainment—2.0%
Activision Blizzard, Inc.	198,028	11,778,705
Electronic Arts, Inc. (a)	75,261	7,538,894
Live Nation Entertainment, Inc. (a) (b)	36,322	1,651,198
Netflix, Inc. (a)	112,965	42,418,358
Take-Two Interactive Software, Inc. (a)	29,173	3,460,210
Walt Disney Co. (The) (b)	464,591	44,879,491

		111,726,856

Equity Real Estate Investment Trusts—2.9%
Alexandria Real Estate Equities, Inc. (b)	31,602	4,331,370
American Tower Corp. (b)	114,174	24,861,389
Apartment Investment & Management Co. - Class A	38,376	1,348,916
AvalonBay Communities, Inc. (b)	36,000	5,298,120
Boston Properties, Inc. (b)	37,066	3,418,597
Crown Castle International Corp.	107,170	15,475,348
Digital Realty Trust, Inc. (b)	67,755	9,411,847
Duke Realty Corp.	94,746	3,067,876
Equinix, Inc.	21,982	13,729,298
Equity Residential (b)	89,978	5,552,542
Essex Property Trust, Inc. (b)	17,034	3,751,568
Extra Space Storage, Inc. (b)	33,383	3,196,756
Federal Realty Investment Trust	18,104	1,350,739
Healthpeak Properties, Inc. (b)	127,580	3,042,783
Host Hotels & Resorts, Inc. (b)	184,861	2,040,866
Iron Mountain, Inc. (b)	74,014	1,761,533
Kimco Realty Corp. (b)	108,836	1,052,444
Mid-America Apartment Communities, Inc.	29,402	3,029,288
Prologis, Inc.	190,291	15,293,688
Public Storage	38,722	7,690,576
Realty Income Corp.	88,335	4,404,383
Regency Centers Corp. (b)	43,191	1,659,830
SBA Communications Corp.	29,025	7,835,879
Simon Property Group, Inc. (b)	79,097	4,339,261
SL Green Realty Corp. (b)	21,011	905,574
UDR, Inc. (b)	75,538	2,760,159
Ventas, Inc.	96,077	2,574,864
Vornado Realty Trust	40,831	1,478,491
Welltower, Inc.	104,589	4,788,084

Equity Real Estate Investment Trusts—(Continued)
Weyerhaeuser Co.	192,070	3,255,587

		162,707,656

Food & Staples Retailing—1.7%
Costco Wholesale Corp.	113,876	32,469,464
Kroger Co. (The)	206,725	6,226,557
Sysco Corp. (b)	131,517	6,001,121
Walgreens Boots Alliance, Inc.	193,253	8,841,325
Walmart, Inc.	365,659	41,546,175

		95,084,642

Food Products—1.2%
Archer-Daniels-Midland Co.	143,493	5,048,084
Campbell Soup Co.	43,543	2,009,945
Conagra Brands, Inc.	125,441	3,680,439
General Mills, Inc. (b)	155,790	8,221,038
Hershey Co. (The)	38,228	5,065,210
Hormel Foods Corp. (b)	71,674	3,342,875
J.M. Smucker Co. (The)	29,399	3,263,289
Kellogg Co.	64,182	3,850,278
Kraft Heinz Co. (The)	160,532	3,971,562
Lamb Weston Holdings, Inc. (b)	37,649	2,149,758
McCormick & Co., Inc. (b)	31,852	4,497,821
Mondelez International, Inc. - Class A	371,133	18,586,340
Tyson Foods, Inc. - Class A	76,087	4,403,155

		68,089,794

Gas Utilities—0.1%
Atmos Energy Corp.	30,762	3,052,513

Health Care Equipment & Supplies—3.6%
Abbott Laboratories	455,569	35,948,950
ABIOMED, Inc. (a) (b)	11,639	1,689,517
Align Technology, Inc. (a) (b)	18,487	3,215,814
Baxter International, Inc.	131,602	10,684,766
Becton Dickinson & Co.	69,715	16,018,416
Boston Scientific Corp. (a)	359,276	11,723,176
Cooper Cos., Inc. (The)	12,779	3,522,787
Danaher Corp.	164,780	22,807,200
DENTSPLY SIRONA, Inc. (b)	57,330	2,226,124
Edwards Lifesciences Corp. (a)	53,762	10,140,588
Hologic, Inc. (a)	69,117	2,426,007
IDEXX Laboratories, Inc. (a) (b)	22,112	5,356,411
Intuitive Surgical, Inc. (a)	29,791	14,752,801
Medtronic plc	345,499	31,157,100
ResMed, Inc.	37,063	5,459,009
STERIS plc	21,854	3,058,904
Stryker Corp. (b)	82,996	13,818,004
Teleflex, Inc.	11,934	3,494,991
Varian Medical Systems, Inc. (a) (b)	23,430	2,405,324
Zimmer Biomet Holdings, Inc.	53,017	5,358,958

		205,264,847

BHFTII-217

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—2.9%
AmerisourceBergen Corp.	38,747	$3,429,110
Anthem, Inc.	65,360	14,839,334
Cardinal Health, Inc.	75,392	3,614,293
Centene Corp. (a)	150,484	8,940,254
Cigna Corp. (a)	96,255	17,054,461
CVS Health Corp.	335,340	19,895,722
DaVita, Inc. (a)	23,115	1,758,127
HCA Healthcare, Inc.	68,193	6,127,141
Henry Schein, Inc. (a) (b)	37,824	1,910,869
Humana, Inc.	34,135	10,719,073
Laboratory Corp. of America Holdings (a)	25,029	3,163,415
McKesson Corp.	41,630	5,630,874
Quest Diagnostics, Inc. (b)	34,719	2,787,936
UnitedHealth Group, Inc.	244,209	60,900,840
Universal Health Services, Inc. - Class B (b)	20,704	2,051,352

		162,822,801

Health Care Technology—0.1%
Cerner Corp. (b)	80,962	5,099,796

Hotels, Restaurants & Leisure—1.5%
Carnival Corp. (b)	103,249	1,359,789
Chipotle Mexican Grill, Inc. (a) (b)	6,592	4,313,805
Darden Restaurants, Inc.	31,602	1,721,045
Hilton Worldwide Holdings, Inc.	72,731	4,963,164
Las Vegas Sands Corp.	87,107	3,699,434
Marriott International, Inc. - Class A	69,945	5,232,586
McDonald’s Corp.	194,119	32,097,577
MGM Resorts International (b)	132,743	1,566,367
Norwegian Cruise Line Holdings, Ltd. (a) (b)	54,841	601,057
Royal Caribbean Cruises, Ltd. (b)	44,308	1,425,388
Starbucks Corp.	304,418	20,012,439
Wynn Resorts, Ltd. (b)	24,904	1,498,972
Yum! Brands, Inc.	77,963	5,342,804

		83,834,427

Household Durables—0.3%
DR Horton, Inc. (b)	86,435	2,938,790
Garmin, Ltd.	37,241	2,791,585
Leggett & Platt, Inc.	33,922	905,039
Lennar Corp. - Class A	72,142	2,755,824
Mohawk Industries, Inc. (a)	15,323	1,168,226
Newell Brands, Inc. (b)	98,223	1,304,401
NVR, Inc. (a)	896	2,301,923
PulteGroup, Inc.	65,662	1,465,576
Whirlpool Corp. (b)	16,290	1,397,682

		17,029,046

Household Products—1.9%
Church & Dwight Co., Inc.	63,255	4,059,706
Clorox Co. (The)	32,350	5,604,637
Colgate-Palmolive Co.	220,914	14,659,853
Kimberly-Clark Corp.	88,363	11,298,977
Procter & Gamble Co. (The)	642,812	70,709,320

		106,332,493

Independent Power and Renewable Electricity Producers—0.0%
AES Corp. (b)	171,127	2,327,327

Industrial Conglomerates—1.2%
3M Co.	148,227	20,234,468
General Electric Co.	2,251,185	17,874,409
Honeywell International, Inc.	184,180	24,641,442
Roper Technologies, Inc.	26,823	8,363,679

		71,113,998

Insurance—2.0%
Aflac, Inc.	189,202	6,478,276
Allstate Corp. (The)	83,503	7,659,730
American International Group, Inc.	224,241	5,437,844
Aon plc	60,352	9,960,494
Arthur J. Gallagher & Co. (b)	48,078	3,918,838
Assurant, Inc.	15,629	1,626,823
Chubb, Ltd.	116,818	13,047,402
Cincinnati Financial Corp. (b)	39,164	2,954,924
Everest Re Group, Ltd.	10,512	2,022,719
Globe Life, Inc. (b)	25,679	1,848,118
Hartford Financial Services Group, Inc. (The)	92,903	3,273,902
Lincoln National Corp.	51,122	1,345,531
Loews Corp. (b)	65,935	2,296,516
Marsh & McLennan Cos., Inc.	130,084	11,247,063
MetLife, Inc. (c)	201,489	6,159,519
Principal Financial Group, Inc.	66,563	2,086,084
Progressive Corp. (The) (b)	150,695	11,127,319
Prudential Financial, Inc.	103,620	5,402,747
Travelers Cos., Inc. (The)	66,532	6,609,954
Unum Group	53,168	798,052
W.R. Berkley Corp.	37,402	1,951,262
Willis Towers Watson plc	33,141	5,628,999

		112,882,116

Interactive Media & Services—5.1%
Alphabet, Inc. - Class A (a)	77,233	89,740,884
Alphabet, Inc. - Class C (a) (d)	77,043	89,586,371
Facebook, Inc. - Class A (a) (b)	620,298	103,465,707
Twitter, Inc. (a) (b)	200,116	4,914,849

		287,707,811

Internet & Direct Marketing Retail—4.1%
Amazon.com, Inc. (a) (b)	107,351	209,304,392
Booking Holdings, Inc. (a)	10,789	14,514,657
eBay, Inc.	197,114	5,925,247
Expedia Group, Inc.	36,021	2,026,902

		231,771,198

IT Services—5.4%
Accenture plc - Class A	163,696	26,725,009
Akamai Technologies, Inc. (a)	41,654	3,810,925
Alliance Data Systems Corp.	10,565	355,512
Automatic Data Processing, Inc.	111,533	15,244,330
Broadridge Financial Solutions, Inc.	29,551	2,802,321
Cognizant Technology Solutions Corp. - Class A	141,142	6,558,869

BHFTII-218

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
DXC Technology Co. (b)	65,986	$861,117
Fidelity National Information Services, Inc.	158,421	19,270,330
Fiserv, Inc. (a)	147,211	13,983,573
FleetCor Technologies, Inc. (a) (b)	22,369	4,172,713
Gartner, Inc. (a)	23,057	2,295,786
Global Payments, Inc.	77,470	11,173,498
International Business Machines Corp.	228,284	25,323,544
Jack Henry & Associates, Inc. (b)	19,832	3,078,720
Leidos Holdings, Inc.	34,300	3,143,595
MasterCard, Inc. - Class A	228,824	55,274,725
Paychex, Inc.	82,115	5,166,676
PayPal Holdings, Inc. (a)	302,663	28,976,956
VeriSign, Inc. (a)	26,632	4,796,157
Visa, Inc. - Class A (b)	441,248	71,093,878
Western Union Co. (The) (b)	108,068	1,959,273

		306,067,507

Leisure Products—0.0%
Hasbro, Inc.	32,801	2,346,912

Life Sciences Tools & Services—1.1%
Agilent Technologies, Inc.	79,769	5,713,056
Illumina, Inc. (a)	37,891	10,348,790
IQVIA Holdings, Inc. (a)	46,514	5,017,000
Mettler-Toledo International, Inc. (a) (b)	6,278	4,335,022
PerkinElmer, Inc. (b)	28,637	2,155,793
Thermo Fisher Scientific, Inc.	103,361	29,313,180
Waters Corp. (a)	16,609	3,023,668

		59,906,509

Machinery—1.4%
Caterpillar, Inc.	142,455	16,530,478
Cummins, Inc.	39,490	5,343,787
Deere & Co.	81,162	11,213,342
Dover Corp.	37,444	3,143,049
Flowserve Corp.	33,730	805,810
Fortive Corp. (b)	76,170	4,203,822
IDEX Corp.	19,605	2,707,647
Illinois Tool Works, Inc.	75,390	10,714,427
Ingersoll Rand, Inc. (a) (b)	89,201	2,212,185
PACCAR, Inc.	89,153	5,449,923
Parker-Hannifin Corp.	33,113	4,295,750
Pentair plc (b)	43,328	1,289,441
Snap-on, Inc.	14,137	1,538,388
Stanley Black & Decker, Inc.	39,183	3,918,300
Westinghouse Air Brake Technologies Corp.	46,938	2,259,126
Xylem, Inc.	46,417	3,023,139

		78,648,614

Media—1.3%
Charter Communications, Inc. - Class A (a)	40,415	17,633,469
Comcast Corp. - Class A	1,170,193	40,231,235
Discovery, Inc. - Class A (a) (b)	40,762	792,413
Discovery, Inc. - Class C (a)	86,458	1,516,473
DISH Network Corp. - Class A (a)	65,991	1,319,160

Media—(Continued)
Fox Corp. - Class A (b)	91,379	2,159,286
Fox Corp. - Class B (a)	41,851	957,551
Interpublic Group of Cos., Inc. (The) (b)	99,942	1,618,061
News Corp. - Class A	100,155	898,891
News Corp. - Class B	31,388	282,178
Omnicom Group, Inc. (b)	56,123	3,081,153
ViacomCBS, Inc. - Class B (b)	139,294	1,951,509

		72,441,379

Metals & Mining—0.3%
Freeport-McMoRan, Inc.	373,991	2,524,439
Newmont Corp. (b)	211,324	9,568,751
Nucor Corp. (b)	78,157	2,815,215

		14,908,405

Multi-Utilities—1.1%
Ameren Corp. (b)	63,417	4,618,660
CenterPoint Energy, Inc.	129,459	2,000,142
CMS Energy Corp. (b)	73,163	4,298,326
Consolidated Edison, Inc.	85,688	6,683,664
Dominion Energy, Inc.	212,162	15,315,975
DTE Energy Co.	49,517	4,702,630
NiSource, Inc. (b)	96,285	2,404,236
Public Service Enterprise Group, Inc.	130,357	5,854,333
Sempra Energy	72,662	8,210,079
WEC Energy Group, Inc.	81,308	7,165,674

		61,253,719

Multiline Retail—0.5%
Dollar General Corp.	65,626	9,910,182
Dollar Tree, Inc. (a)	61,002	4,481,817
Kohl’s Corp. (b)	40,357	588,809
Macy’s, Inc. (b)	79,648	391,072
Nordstrom, Inc. (b)	27,612	423,568
Target Corp.	130,618	12,143,555

		27,939,003

Oil, Gas & Consumable Fuels—2.4%
Apache Corp.	96,928	405,159
Cabot Oil & Gas Corp.	105,147	1,807,477
Chevron Corp.	487,396	35,316,714
Concho Resources, Inc.	51,817	2,220,359
ConocoPhillips	282,835	8,711,318
Devon Energy Corp.	99,754	689,300
Diamondback Energy, Inc. (b)	41,536	1,088,243
EOG Resources, Inc.	149,957	5,386,455
Exxon Mobil Corp. (b)	1,090,622	41,410,917
Hess Corp. (b)	66,760	2,223,108
HollyFrontier Corp.	38,272	938,047
Kinder Morgan, Inc.	502,088	6,989,065
Marathon Oil Corp. (b)	206,192	678,372
Marathon Petroleum Corp.	167,371	3,953,303
Noble Energy, Inc. (b)	123,287	744,654
Occidental Petroleum Corp. (b)	230,264	2,666,457
ONEOK, Inc.	106,478	2,322,285

BHFTII-219

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Phillips 66	114,539	$6,145,017
Pioneer Natural Resources Co.	42,697	2,995,195
Valero Energy Corp.	105,851	4,801,401
Williams Cos., Inc. (The)	312,421	4,420,757

		135,913,603

Personal Products—0.2%
Coty, Inc. - Class A (b)	76,189	393,135
Estee Lauder Cos., Inc. (The) - Class A	57,365	9,140,539

		9,533,674

Pharmaceuticals—5.0%
Allergan plc	84,618	14,985,848
Bristol-Myers Squibb Co.	604,244	33,680,561
Eli Lilly & Co.	217,788	30,211,551
Johnson & Johnson (b)	678,399	88,958,461
Merck & Co., Inc.	656,260	50,492,644
Mylan NV (a)	133,039	1,983,611
Perrigo Co. plc (b)	35,084	1,687,190
Pfizer, Inc.	1,426,491	46,560,666
Zoetis, Inc.	122,772	14,449,037

		283,009,569

Professional Services—0.3%
Equifax, Inc.	31,211	3,728,154
IHS Markit, Ltd.	103,359	6,201,540
Nielsen Holdings plc (b)	91,714	1,150,094
Robert Half International, Inc. (b)	30,302	1,143,900
Verisk Analytics, Inc.	42,240	5,887,411

		18,111,099

Real Estate Management & Development—0.1%
CBRE Group, Inc. - Class A (a)	86,286	3,253,845

Road & Rail—1.0%
CSX Corp.	200,446	11,485,556
J.B. Hunt Transport Services, Inc. (b)	21,977	2,026,939
Kansas City Southern	25,549	3,249,322
Norfolk Southern Corp.	67,211	9,812,806
Old Dominion Freight Line, Inc.	24,692	3,241,006
Union Pacific Corp.	178,939	25,237,556

		55,053,185

Semiconductors & Semiconductor Equipment—4.4%
Advanced Micro Devices, Inc. (a)	301,495	13,711,993
Analog Devices, Inc.	94,934	8,510,833
Applied Materials, Inc.	238,109	10,910,154
Broadcom, Inc.	102,247	24,242,764
Intel Corp.	1,121,268	60,683,024
KLA Corp. (b)	40,673	5,846,337
Lam Research Corp. (b)	37,396	8,975,040
Maxim Integrated Products, Inc.	69,752	3,390,645
Microchip Technology, Inc. (b)	61,599	4,176,412
Micron Technology, Inc. (a)	285,356	12,002,073
NVIDIA Corp. (b)	157,751	41,583,164

Semiconductors & Semiconductor Equipment—(Continued)
Qorvo, Inc. (a)	29,945	2,414,465
QUALCOMM, Inc.	294,325	19,911,086
Skyworks Solutions, Inc.	43,916	3,925,212
Texas Instruments, Inc.	240,950	24,078,134
Xilinx, Inc.	64,818	5,051,915

		249,413,251

Software—8.4%
Adobe, Inc. (a)	124,778	39,709,351
ANSYS, Inc. (a) (b)	22,060	5,128,288
Autodesk, Inc. (a)	56,716	8,853,368
Cadence Design Systems, Inc. (a)	72,326	4,776,409
Citrix Systems, Inc.	29,647	4,196,533
Fortinet, Inc. (a)	36,591	3,701,911
Intuit, Inc.	67,098	15,432,540
Microsoft Corp.	1,966,424	310,124,729
NortonLifeLock, Inc.	147,797	2,765,282
Oracle Corp.	558,433	26,989,067
Paycom Software, Inc. (a) (b)	12,645	2,554,416
Salesforce.com, Inc. (a)	228,636	32,919,011
ServiceNow, Inc. (a) (b)	48,614	13,931,800
Synopsys, Inc. (a)	38,750	4,990,613

		476,073,318

Specialty Retail—2.1%
Advance Auto Parts, Inc.	17,852	1,665,949
AutoZone, Inc. (a)	6,142	5,196,132
Best Buy Co., Inc.	58,698	3,345,786
CarMax, Inc. (a) (b)	42,383	2,281,477
Gap, Inc. (The) (b)	54,846	386,116
Home Depot, Inc. (The) (b)	281,176	52,498,371
L Brands, Inc. (b)	59,862	692,005
Lowe’s Cos., Inc.	197,568	17,000,726
O’Reilly Automotive, Inc. (a)	19,502	5,871,077
Ross Stores, Inc.	93,240	8,109,083
Tiffany & Co.	27,825	3,603,337
TJX Cos., Inc. (The)	312,580	14,944,450
Tractor Supply Co. (b)	30,515	2,580,043
Ulta Salon Cosmetics & Fragrance, Inc. (a) (b)	14,734	2,588,764

		120,763,316

Technology Hardware, Storage & Peripherals—5.2%
Apple, Inc.	1,076,591	273,766,325
Hewlett Packard Enterprise Co.	333,545	3,238,722
HP, Inc.	381,982	6,631,207
NetApp, Inc.	58,828	2,452,539
Seagate Technology plc	59,591	2,908,041
Western Digital Corp.	76,659	3,190,548
Xerox Holdings Corp. (a)	47,923	907,662

		293,095,044

Textiles, Apparel & Luxury Goods—0.6%
Capri Holdings, Ltd. (a) (b)	39,085	421,727
Hanesbrands, Inc. (b)	93,232	733,736
NIKE, Inc. - Class B	321,179	26,574,351

BHFTII-220

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
PVH Corp.	19,111	$719,338
Ralph Lauren Corp. (b)	12,819	856,694
Tapestry, Inc.	71,126	921,082
Under Armour, Inc. - Class A (a) (b)	48,511	446,786
Under Armour, Inc. - Class C (a) (b)	50,154	404,241
VF Corp.	84,413	4,565,055

		35,643,010

Tobacco—0.8%
Altria Group, Inc.	481,533	18,620,881
Philip Morris International, Inc.	401,046	29,260,316

		47,881,197

Trading Companies & Distributors—0.2%
Fastenal Co. (b)	147,834	4,619,812
United Rentals, Inc. (a) (b)	19,372	1,993,379
WW Grainger, Inc.	11,247	2,794,880

		9,408,071

Water Utilities—0.1%
American Water Works Co., Inc.	46,597	5,571,137

Wireless Telecommunication Services—0.1%
T-Mobile U.S., Inc. (a) (b)	81,598	6,846,072

Total Common Stocks (Cost $2,977,834,075)		5,522,412,126

Mutual Fund—1.7%

Investment Company—1.7%
SPDR S&P 500 ETF Trust (b) (Cost $93,820,037)	383,000	98,718,250

Short-Term Investments—1.0%

Discount Notes—0.4%
Federal Home Loan Bank 0.005%, 04/02/20 (e)	2,075,000	2,074,996
0.020%, 05/14/20 (e)	10,700,000	10,699,105
0.030%, 04/07/20 (e)	200,000	199,998
0.060%, 04/24/20 (e)	8,600,000	8,599,615

		21,573,714

U.S. Treasury—0.6%
U.S. Treasury Bills 0.050%, 09/24/20 (e)	27,275,000	27,258,299
0.143%, 04/14/20 (e)	8,075,000	8,074,820

		35,333,119

Total Short-Term Investments (Cost $56,917,392)		56,906,833

Securities Lending Reinvestments (f)—11.5%
Security Description	Principal Amount*	Value

Certificates of Deposit—5.6%
Banco del Estado de Chile 0.160%, SOFR + 0.150%, 08/25/20 (g)	5,000,000	4,985,900
1.316%, 1M LIBOR + 0.300%, 07/06/20 (g)	3,000,000	2,987,781
2.002%, 3M LIBOR + 0.130%, 07/08/20 (g)	3,000,000	2,996,670
Bank of Montreal 0.990%, 06/08/20	3,000,000	2,998,620
Bank of Montreal (Chicago) 0.440%, FEDEFF PRV + 0.350%, 08/06/20 (g)	5,000,000	4,976,995
0.907%, 1M LIBOR + 0.110%, 11/13/20 (g)	11,000,000	10,970,850
Bank of Nova Scotia 0.875%, 1M LIBOR + 0.170%, 05/15/20 (g)	7,000,000	6,983,914
1.225%, 1M LIBOR + 0.220%, 01/08/21 (g)	5,000,000	4,988,500
BNP Paribas S.A. New York 1.345%, 1M LIBOR + 0.340%, 10/09/20 (g)	8,000,000	7,938,264
Canadian Imperial Bank of Commerce 0.220%, SOFR + 0.210%, 06/12/20 (g)	3,000,383	2,996,788
0.350%, FEDEFF PRV + 0.260%, 06/10/20 (g)	4,997,953	4,988,600
0.440%, FEDEFF PRV + 0.350%, 08/06/20 (g)	12,000,000	11,941,896
Chiba Bank, Ltd. 1.150%, 05/06/20	2,000,000	1,999,280
1.720%, 04/13/20	5,000,000	5,001,600
Cooperative Rabobank UA 0.170%, SOFR + 0.160%, 09/04/20 (g)	4,000,000	3,973,980
1.745%, 3M LIBOR + 0.050%, 02/22/21 (g)	10,000,000	10,000,000
Credit Agricole S.A. 0.320%, FEDEFF PRV + 0.230%, 01/29/21 (g)	11,000,000	10,881,068
1.500%, 06/12/20	8,000,000	8,008,000
Credit Industriel et Commercial Zero Coupon, 05/07/20	9,904,362	9,990,300
0.260%, FEDEFF PRV + 0.170%, 02/12/21 (g)	12,000,000	11,865,072
0.520%, FEDEFF PRV + 0.430%, 07/20/20 (g)	2,000,000	1,993,900
DG Bank 0.950%, 06/10/20	5,000,000	4,996,900
DZ Bank AG Zero Coupon, 06/05/20	1,988,726	1,996,020
Goldman Sachs Bank USA 0.210%, SOFR + 0.200%, 02/22/21 (g)	5,000,000	4,965,200
0.220%, SOFR + 0.210%, 02/22/21 (g)	5,000,000	4,965,650
KBC Bank NV 1.800%, 04/14/20	5,009,114	5,001,700
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 05/15/20	6,966,027	6,992,307
Zero Coupon, 06/09/20	4,986,873	4,989,400
0.945%, 1M LIBOR + 0.240%, 05/15/20 (g)	3,000,000	2,993,994
Mizuho Bank, Ltd. Zero Coupon, 04/14/20	4,976,101	4,998,550
1.560%, 07/27/20	5,000,000	5,004,900
MUFG Bank Ltd. 1.150%, 08/03/20	5,000,000	4,995,500
National Australia Bank, Ltd. 1.195%, 1M LIBOR + 0.190%, 04/08/20 (g)	7,000,000	6,997,550
1.790%, 07/14/20	3,000,000	3,008,040
Natixis S.A. (New York) 0.950%, 09/09/20	4,000,000	3,999,080
NatWest Bank plc 1.860%, 04/14/20	5,000,000	5,001,350

BHFTII-221

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Rabobank International London 1.073%, 1M LIBOR + 0.210%, 01/08/21 (g)	4,000,000	$4,000,000
Royal Bank of Canada New York 0.250%, SOFR + 0.240%, 07/08/20 (g)	5,000,000	4,984,650
0.270%, FEDEFF PRV + 0.180%, 02/12/21 (g)	5,000,000	4,943,650
Skandinaviska Enskilda Banken AB 2.059%, 3M LIBOR + 0.150%, 10/02/20 (g)	2,005,230	1,994,520
Societe Generale 0.440%, FEDEFF PRV + 0.350%, 06/19/20 (g)	4,000,000	3,987,344
0.540%, FEDEFF PRV + 0.450%, 08/14/20 (g)	7,000,000	6,964,482
1.030%, 1M LIBOR + 0.280%, 06/19/20 (g)	4,000,000	3,986,008
Standard Chartered Bank 0.240%, FEDEFF PRV + 0.150%, 08/26/20 (g)	10,000,000	9,948,300
0.250%, FEDEFF PRV + 0.160%, 08/07/20 (g)	7,000,000	6,968,780
Sumitomo Mitsui Banking Corp. 1.061%, 1M LIBOR + 0.120%, 07/28/20 (g)	5,000,000	4,996,200
1.739%, 05/26/20	5,003,469	4,996,750
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 08/18/20	1,982,958	1,990,380
1.457%, 1M LIBOR + 0.080%, 06/05/20 (g)	5,000,000	4,999,550
1.970%, 04/17/20	8,000,000	8,004,720
Svenska Handelsbanken AB 1.144%, 1M LIBOR + 0.220%, 07/22/20 (g)	7,000,000	6,998,180
1.557%, 1M LIBOR + 0.180%, 06/05/20 (g)	3,000,000	3,000,510
UBS AG 1.394%, 3M LIBOR + 0.080%, 12/04/20 (g)	7,000,000	6,963,950
Wells Fargo Bank N.A. 0.440%, FEDEFF PRV + 0.350%, 08/20/20 (g)	10,000,000	10,000,000
Westpac Banking Corp. 1.870%, 04/22/20	10,579,240	10,505,985

		314,608,078

Commercial Paper—1.0%
Banco Santander S.A. (Chile) 1.300%, 05/28/20	3,987,722	3,989,840
Bank of China, Ltd. 1.830%, 05/21/20	7,963,400	7,979,840
1.890%, 05/13/20	4,976,375	4,989,187
China Construction Bank Corp. 1.900%, 05/04/20	1,990,606	1,997,140
LMA S.A. & LMA Americas 0.950%, 10/06/20	9,943,528	9,916,000
Santander UK plc 1.825%, 04/07/20	4,976,934	4,999,400
Svenska Handelsbanken AB 0.963%, 1M LIBOR + 0.100%, 11/10/20 (g)	2,000,000	1,996,400
UBS AG 1.281%, 1M LIBOR + 0.340%, 07/28/20 (g)	15,000,000	15,000,900
Versailles LLC 1.500%, 05/22/20	1,993,000	1,995,520
Westpac Banking Corp. 1.091%, 1M LIBOR + 0.150%, 05/29/20 (g)	2,999,908	3,000,420

		55,864,647

Master Demand Notes—0.3%
Natixis Financial Products LLC 0.310%, OBFR + 0.230%, 04/01/20 (g)	13,000,000	13,000,000
0.330%, OBFR + 0.250%, 04/01/20 (g)	1,000,000	1,000,000

		14,000,000

Repurchase Agreements—1.2%
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $20,008,361; collateralized by various Common Stock with an aggregate market value of $22,000,001.	20,000,000	20,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $5,000,021; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $5,100,002.	5,000,000	5,000,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $10,000,111; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $10,200,002.	10,000,000	10,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $30,017,819; collateralized by U.S. Government Agency Obligations with rates ranging from 2.810% - 6.000%, maturity dates ranging from 03/20/29 - 01/15/55, and an aggregate market value of $30,618,175.	30,017,819	30,017,819

		65,017,819

Time Deposits—0.3%
National Bank of Canada 0.150%, OBFR + 0.070%, 04/07/20 (g)	17,000,000	17,000,000
Rabobank International Netherlands 0.080%, 04/01/20	2,000,000	2,000,000

		19,000,000

Mutual Funds—3.1%
BlackRock Liquidity Funds, Institutional Shares 0.340% (h)	35,000,000	35,000,000
Fidelity Government Portfolio, Institutional Class 0.340% (h)	42,000,000	42,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (h)	20,000,000	20,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.250% (h)	5,000,000	5,000,000
SSGA Institutional U.S. Government Money Market Fund, Premier Class 0.290% (h)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.430% (h)	40,000,000	40,000,000

BHFTII-222

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
Wells Fargo Government Money Market Fund, Select Class 0.350% (h)	30,000,000	$30,000,000

		177,000,000

Total Securities Lending Reinvestments (Cost $646,352,246)		645,490,544

Total Investments— 111.7% (Cost $3,774,923,750)		6,323,527,753
Other assets and liabilities (net) — (11.7)%		(660,241,588)

Net Assets—100.0%		$5,663,286,165

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $623,325,809 and the collateral received consisted of cash in the amount of $646,247,029 and non-cash collateral with a value of $2,507,966. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Affiliated Issuer.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2020, the market value of securities pledged was $23,320,155.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2020.

Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Depreciation
S&P 500 Index E-Mini Futures	06/19/20	200	USD	25,697,000	$(2,844,741)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

BHFTII-223

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$5,522,412,126	$—	$—	$5,522,412,126
Total Mutual Fund*	98,718,250	—	—	98,718,250
Total Short-Term Investments*	—	56,906,833	—	56,906,833
Securities Lending Reinvestments
Certificates of Deposit	—	314,608,078	—	314,608,078
Commercial Paper	—	55,864,647	—	55,864,647
Master Demand Notes	—	14,000,000	—	14,000,000
Repurchase Agreements	—	65,017,819	—	65,017,819
Time Deposits	—	19,000,000	—	19,000,000
Mutual Funds	177,000,000	—	—	177,000,000
Total Securities Lending Reinvestments	177,000,000	468,490,544	—	645,490,544
Total Investments	$5,798,130,376	$525,397,377	$—	$6,323,527,753

Collateral for Securities Loaned (Liability)	$—	$(646,247,029)	$—	$(646,247,029)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(2,844,741)	$—	$—	$(2,844,741)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-224

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—59.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
L3Harris Technologies, Inc.	6,015	$1,083,422
Lockheed Martin Corp.	8,461	2,867,856
Northrop Grumman Corp.	9,623	2,911,439
Raytheon Technologies Corp.	38,314	3,614,159

		10,476,876

Auto Components—0.7%
Aptiv plc (a)	22,968	1,130,944
Lear Corp. (a)	37,666	3,060,363

		4,191,307

Automobiles—0.0%
Harley-Davidson, Inc. (a)	4,721	89,368

Banks—5.5%
Bank of America Corp.	235,025	4,989,581
Citigroup, Inc.	120,222	5,063,751
JPMorgan Chase & Co.	108,429	9,761,863
PNC Financial Services Group, Inc. (The)	20,584	1,970,300
Truist Financial Corp.	221,352	6,826,496
U.S. Bancorp	128,494	4,426,618
Wells Fargo & Co.	63,997	1,836,714

		34,875,323

Beverages—0.9%
Coca-Cola European Partners plc (a)	17,959	674,001
Diageo plc	87,298	2,796,039
PepsiCo, Inc.	18,855	2,264,486

		5,734,526

Building Products—1.3%
Johnson Controls International plc	139,250	3,754,180
Masco Corp. (a)	88,496	3,059,307
Trane Technologies plc	13,257	1,094,895

		7,908,382

Capital Markets—4.2%
Bank of New York Mellon Corp. (The)	28,918	973,958
BlackRock, Inc.	6,010	2,644,220
Blackstone Group, Inc. (The) - Class A	54,685	2,491,995
Charles Schwab Corp. (The)	91,799	3,086,282
Goldman Sachs Group, Inc. (The)	47,705	7,374,716
Invesco, Ltd.	116,211	1,055,196
Nasdaq, Inc.	31,150	2,957,693
State Street Corp.	36,648	1,952,239
T. Rowe Price Group, Inc.	16,890	1,649,309
TD Ameritrade Holding Corp.	67,026	2,323,121

		26,508,729

Chemicals—1.3%
Axalta Coating Systems, Ltd. (b)	59,334	1,024,698
Corteva, Inc.	20,503	481,821
DuPont de Nemours, Inc. (a)	44,216	1,507,766
PPG Industries, Inc.	49,198	4,112,953

Chemicals—(Continued)
Sherwin-Williams Co. (The)	2,299	1,056,436

		8,183,674

Construction Materials—0.2%
Vulcan Materials Co.	11,480	1,240,644

Consumer Finance—0.1%
American Express Co.	10,115	865,945

Diversified Telecommunication Services—0.5%
Verizon Communications, Inc.	63,745	3,425,019

Electric Utilities—2.2%
Duke Energy Corp.	61,296	4,957,621
Exelon Corp.	84,143	3,097,304
FirstEnergy Corp.	47,806	1,915,586
Southern Co. (The)	70,359	3,809,236

		13,779,747

Electrical Equipment—1.0%
Eaton Corp. plc	83,318	6,472,975

Electronic Equipment, Instruments & Components—0.3%
Hitachi, Ltd.	58,100	1,691,281

Entertainment—0.2%
Electronic Arts, Inc. (b)	11,857	1,187,716

Equity Real Estate Investment Trusts—0.8%
EPR Properties	24,666	597,410
Medical Properties Trust, Inc.	75,535	1,306,000
Public Storage	5,923	1,176,367
Simon Property Group, Inc. (a)	10,538	578,115
STORE Capital Corp. (a)	84,107	1,524,019

		5,181,911

Food Products—2.1%
Archer-Daniels-Midland Co.	72,703	2,557,691
Danone S.A.	19,152	1,235,201
General Mills, Inc.	48,271	2,547,261
J.M. Smucker Co. (The) (a)	17,401	1,931,511
Mondelez International, Inc. - Class A	19,098	956,428
Nestle S.A.	40,130	4,136,128

		13,364,220

Health Care Equipment & Supplies—2.8%
Abbott Laboratories	26,452	2,087,327
Becton Dickinson & Co. (a)	9,247	2,124,683
Danaher Corp.	46,612	6,451,567
Medtronic plc	79,628	7,180,853

		17,844,430

Health Care Providers & Services—2.4%
Cigna Corp.	63,322	11,219,392

BHFTII-225

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
McKesson Corp.	29,255	$3,957,031

		15,176,423

Hotels, Restaurants & Leisure—0.6%
Marriott International, Inc. - Class A	11,669	872,958
Starbucks Corp. (a)	39,955	2,626,642

		3,499,600

Household Durables—0.4%
Toll Brothers, Inc.	63,052	1,213,751
Whirlpool Corp. (a)	13,235	1,135,563

		2,349,314

Household Products—0.9%
Colgate-Palmolive Co.	27,826	1,846,533
Kimberly-Clark Corp.	25,022	3,199,563
Procter & Gamble Co. (The)	2,972	326,920

		5,373,016

Industrial Conglomerates—1.5%
3M Co.	24,173	3,299,856
Honeywell International, Inc.	48,278	6,459,114

		9,758,970

Insurance—3.1%
Aon plc	33,008	5,447,640
Chubb, Ltd.	51,184	5,716,741
Marsh & McLennan Cos., Inc.	22,606	1,954,515
Travelers Cos., Inc. (The)	55,143	5,478,457
Willis Towers Watson plc	4,512	766,363

		19,363,716

Interactive Media & Services—0.4%
Alphabet, Inc. - Class A (b)	1,923	2,234,430

Internet & Direct Marketing Retail—0.2%
Amazon.com, Inc. (b)	590	1,150,335

IT Services—2.6%
Accenture plc - Class A	35,914	5,863,320
Amdocs, Ltd.	23,475	1,290,421
Cognizant Technology Solutions Corp. - Class A	10,473	486,680
Fidelity National Information Services, Inc.	26,240	3,191,833
Fiserv, Inc. (b)	40,419	3,839,401
Visa, Inc. - A Shares (a)	8,847	1,425,429

		16,097,084

Life Sciences Tools & Services—0.9%
Thermo Fisher Scientific, Inc.	18,947	5,373,369

Machinery—1.6%
Caterpillar, Inc.	20,077	2,329,735
Deere & Co.	6,628	915,725
Illinois Tool Works, Inc. (a)	29,405	4,179,039

Machinery—(Continued)
Ingersoll Rand, Inc. (a) (b)	11,698	290,110
Stanley Black & Decker, Inc.	26,036	2,603,600

		10,318,209

Media—1.8%
Comcast Corp. - Class A	306,040	10,521,655
Omnicom Group, Inc. (a)	12,556	689,325

		11,210,980

Metals & Mining—0.2%
Rio Tinto plc	33,871	1,554,772

Multi-Utilities—0.3%
Public Service Enterprise Group, Inc.	22,434	1,007,511
Sempra Energy	9,058	1,023,463

		2,030,974

Multiline Retail—0.7%
Target Corp.	49,210	4,575,054

Oil, Gas & Consumable Fuels—2.0%
BP plc	433,148	1,842,686
Chevron Corp.	27,494	1,992,215
ConocoPhillips	49,005	1,509,354
Enterprise Products Partners L.P.	132,407	1,893,420
EQT Midstream Partners L.P.	22,942	270,716
Equitrans Midstream Corp. (a)	61,291	308,294
Hess Corp. (a)	47,988	1,598,000
Phillips 66	4,977	267,016
Pioneer Natural Resources Co.	9,759	684,594
Suncor Energy, Inc.	81,652	1,303,136
Valero Energy Corp.	23,208	1,052,715

		12,722,146

Pharmaceuticals—4.8%
Bayer AG	26,046	1,528,906
Eli Lilly & Co.	25,134	3,486,588
Johnson & Johnson	88,303	11,579,172
Merck & Co., Inc.	53,236	4,095,978
Pfizer, Inc.	156,663	5,113,480
Roche Holding AG	12,827	4,170,238

		29,974,362

Professional Services—0.3%
Equifax, Inc.	16,133	1,927,087

Road & Rail—1.3%
Canadian National Railway Co.	10,185	790,662
Union Pacific Corp.	50,358	7,102,492

		7,893,154

Semiconductors & Semiconductor Equipment—2.3%
Analog Devices, Inc.	9,118	817,429
Applied Materials, Inc.	29,717	1,361,633

BHFTII-226

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Semiconductors & Semiconductor Equipment—(Continued)
Intel Corp.	29,441	$1,593,347
Maxim Integrated Products, Inc.	21,240	1,032,476
NXP Semiconductors NV	23,098	1,915,517
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	69,894	3,340,234
Texas Instruments, Inc.	43,677	4,364,643

		14,425,279

Software—2.8%
Adobe, Inc. (b)	9,380	2,985,091
Microsoft Corp.	79,430	12,526,906
Oracle Corp.	47,252	2,283,689

		17,795,686

Specialty Retail—0.6%
Best Buy Co., Inc.	7,823	445,911
Home Depot, Inc. (The)	9,914	1,851,043
Tractor Supply Co. (a)	14,153	1,196,636

		3,493,590

Technology Hardware, Storage & Peripherals—0.7%
Apple, Inc.	16,543	4,206,719

Textiles, Apparel & Luxury Goods—0.0%
LVMH Moet Hennessy Louis Vuitton SE	438	162,584

Tobacco—1.4%
Altria Group, Inc.	14,380	556,075
British American Tobacco plc	29,625	1,011,645
Philip Morris International, Inc.	98,275	7,170,144

		8,737,864

Total Common Stocks (Cost $358,703,435)		374,426,790

U.S. Treasury & Government Agencies—17.5%

Agency Sponsored Mortgage - Backed—12.5%
Fannie Mae 15 Yr. Pool
2.500%, 11/01/31	43,781	45,478
2.500%, 03/01/35	670,764	696,306
3.000%, 11/01/28	120,373	126,448
3.000%, 09/01/30	79,173	83,146
3.000%, 12/01/31	939,228	989,856
3.000%, 08/01/33	82,619	86,455
3.000%, 10/01/33	779,747	818,212
3.000%, 12/01/33	108,395	113,784
4.500%, 04/01/20	3	3
4.500%, 07/01/20	39	40
5.000%, 07/01/20	1,038	1,091
5.000%, 08/01/20	1,149	1,207
5.000%, 12/01/20	1,099	1,155
5.500%, 01/01/21	1,710	1,719
5.500%, 03/01/21	950	962

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool
6.000%, 01/01/21	3,801	3,830
6.000%, 05/01/21	1,286	1,295
Fannie Mae 20 Yr. Pool
3.000%, 07/01/37	208,987	221,006
3.000%, 11/01/37	401,799	425,064
3.500%, 04/01/38	384,886	410,703
Fannie Mae 30 Yr. Pool
2.500%, 02/01/50	519,861	539,196
3.000%, 09/01/46	168,516	178,050
3.000%, 10/01/46	679,424	717,763
3.000%, 11/01/46	875,622	925,031
3.500%, 11/01/41	35,999	38,662
3.500%, 01/01/42	527,672	567,001
3.500%, 01/01/43	189,445	203,466
3.500%, 04/01/43	642,833	690,393
3.500%, 05/01/43	743,991	798,829
3.500%, 07/01/43	932,143	1,000,945
3.500%, 08/01/43	296,386	318,223
3.500%, 09/01/43	1,211,745	1,300,915
3.500%, 02/01/45	911,957	979,637
3.500%, 09/01/45	997,942	1,063,871
3.500%, 10/01/45	712,749	763,037
3.500%, 01/01/46	229,429	246,102
3.500%, 05/01/46	417,119	444,921
3.500%, 07/01/46	965,563	1,031,584
3.500%, 10/01/46	259,893	276,779
3.500%, 12/01/46	767,620	815,004
3.500%, 01/01/47	109,772	116,437
3.500%, 11/01/48	56,343	59,727
4.000%, 09/01/40	878,963	951,121
4.000%, 11/01/40	202,747	219,366
4.000%, 12/01/40	465,296	503,479
4.000%, 02/01/41	551,730	597,018
4.000%, 06/01/41	534,951	578,721
4.000%, 11/01/41	179,369	194,028
4.000%, 01/01/42	1,309,564	1,417,204
4.000%, 04/01/42	166,159	179,848
4.000%, 10/01/42	147,839	160,046
4.000%, 12/01/42	157,069	170,016
4.000%, 01/01/43	190,734	206,345
4.000%, 04/01/43	47,871	51,790
4.000%, 05/01/43	322,705	349,305
4.000%, 06/01/43	232,126	251,030
4.000%, 07/01/43	204,483	221,342
4.000%, 04/01/44	110,777	119,849
4.000%, 05/01/44	390,882	422,901
4.000%, 11/01/44	182,522	197,481
4.000%, 06/01/47	744,680	799,558
4.500%, 08/01/33	101,699	111,271
4.500%, 03/01/34	317,617	348,043
4.500%, 01/01/40	108,983	119,330
4.500%, 08/01/40	26,972	29,553
4.500%, 02/01/41	176,632	193,239

BHFTII-227

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 04/01/41	333,070	$364,967
4.500%, 11/01/42	98,934	108,397
4.500%, 01/01/43	237,230	259,937
4.500%, 04/01/44	1,396,616	1,530,326
4.500%, 06/01/44	140,072	153,429
5.000%, 11/01/33	61,827	68,526
5.000%, 03/01/34	50,536	56,003
5.000%, 05/01/34	20,391	22,596
5.000%, 08/01/34	20,868	23,126
5.000%, 09/01/34	79,724	88,355
5.000%, 06/01/35	50,784	56,482
5.000%, 07/01/35	161,143	178,944
5.000%, 08/01/35	49,064	54,599
5.000%, 09/01/35	34,539	38,483
5.000%, 10/01/35	138,190	153,899
5.000%, 07/01/39	151,864	168,508
5.000%, 10/01/39	71,156	78,054
5.000%, 11/01/39	43,821	48,605
5.000%, 11/01/40	65,099	71,999
5.000%, 01/01/41	5,967	6,444
5.000%, 03/01/41	38,402	42,548
5.500%, 02/01/33	22,431	25,057
5.500%, 05/01/33	3,100	3,397
5.500%, 06/01/33	108,917	122,780
5.500%, 07/01/33	97,942	110,409
5.500%, 11/01/33	59,923	67,633
5.500%, 12/01/33	10,936	11,969
5.500%, 01/01/34	72,459	80,308
5.500%, 02/01/34	79,067	88,777
5.500%, 03/01/34	24,671	27,429
5.500%, 04/01/34	33,058	36,210
5.500%, 05/01/34	189,407	213,228
5.500%, 06/01/34	225,253	253,550
5.500%, 07/01/34	76,571	84,919
5.500%, 09/01/34	208,889	230,439
5.500%, 10/01/34	267,636	299,439
5.500%, 11/01/34	299,476	334,764
5.500%, 12/01/34	165,372	186,357
5.500%, 01/01/35	238,507	269,940
5.500%, 04/01/35	41,526	47,022
5.500%, 07/01/35	16,009	17,523
5.500%, 08/01/35	7,243	7,923
5.500%, 09/01/35	136,880	155,058
6.000%, 02/01/32	57,503	64,104
6.000%, 03/01/34	15,748	17,726
6.000%, 04/01/34	144,178	163,534
6.000%, 06/01/34	158,043	179,853
6.000%, 07/01/34	123,699	140,309
6.000%, 08/01/34	173,346	197,507
6.000%, 10/01/34	111,532	127,797
6.000%, 11/01/34	27,065	30,161
6.000%, 12/01/34	7,974	8,824
6.000%, 08/01/35	19,067	21,246
6.000%, 09/01/35	26,178	29,560
6.000%, 10/01/35	50,688	57,355

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 11/01/35	8,520	9,436
6.000%, 12/01/35	51,461	58,338
6.000%, 02/01/36	68,917	77,171
6.000%, 04/01/36	46,370	51,930
6.000%, 06/01/36	7,954	9,149
6.000%, 07/01/37	81,955	92,827
6.500%, 06/01/31	21,095	24,114
6.500%, 07/01/31	3,560	3,945
6.500%, 09/01/31	21,654	24,697
6.500%, 02/01/32	12,043	13,995
6.500%, 07/01/32	55,103	63,076
6.500%, 08/01/32	43,745	50,263
6.500%, 01/01/33	23,815	27,495
6.500%, 04/01/34	43,229	49,294
6.500%, 06/01/34	20,548	23,757
6.500%, 08/01/34	13,690	15,168
6.500%, 04/01/36	11,169	12,375
6.500%, 05/01/36	34,882	41,246
6.500%, 02/01/37	54,151	62,130
6.500%, 05/01/37	29,562	34,426
6.500%, 07/01/37	39,558	47,253
Fannie Mae Pool
2.280%, 11/01/26	150,364	159,402
2.410%, 05/01/23	87,080	90,493
2.550%, 05/01/23	139,700	145,747
2.700%, 07/01/25	121,000	130,197
5.000%, 03/01/26	80,557	93,723
Fannie Mae REMICS (CMO)
2.000%, 10/25/40	64,264	65,773
2.000%, 05/25/44	132,731	135,909
2.000%, 02/25/46	156,321	160,584
2.000%, 04/25/46	125,047	128,430
3.000%, 02/25/33 (c)	131,445	14,416
3.250%, 05/25/40	75,938	81,611
3.500%, 05/25/25	186,669	195,743
4.000%, 10/25/40	83,140	92,094
4.000%, 07/25/46 (c)	140,558	26,473
5.000%, 03/25/25	30,185	32,169
5.500%, 02/15/36 (c)	33,296	6,619
Fannie Mae-ACES (CMO)
2.584%, 12/25/26 (d)	511,000	539,305
Freddie Mac 15 Yr. Gold Pool
4.500%, 08/01/24	88,084	93,132
6.000%, 05/01/21	1,535	1,545
6.000%, 10/01/21	7,871	8,045
Freddie Mac 20 Yr. Gold Pool
3.000%, 01/01/38	697,298	737,775
3.500%, 11/01/37	438,191	467,590
3.500%, 05/01/38	127,908	136,508
4.000%, 08/01/37	85,539	93,092
Freddie Mac 30 Yr. Gold Pool
3.000%, 10/01/42	471,863	499,014
3.000%, 04/01/43	1,010,166	1,070,536
3.000%, 05/01/43	877,399	930,555
3.000%, 05/01/46	427,418	452,025

BHFTII-228

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.000%, 10/01/46	849,282	$897,393
3.000%, 11/01/46	1,624,572	1,715,812
3.000%, 03/01/48	164,679	174,211
3.500%, 02/01/42	386,555	415,267
3.500%, 04/01/42	280,121	302,668
3.500%, 12/01/42	663,328	712,809
3.500%, 04/01/43	168,553	180,935
3.500%, 07/01/43	40,084	43,060
3.500%, 08/01/43	415,290	446,068
3.500%, 12/01/45	403,987	430,888
3.500%, 11/01/46	354,545	376,453
3.500%, 12/01/46	1,653,078	1,755,923
3.500%, 01/01/47	1,098,227	1,168,274
4.000%, 11/01/40	485,545	524,713
4.000%, 01/01/41	1,001,518	1,082,489
4.000%, 04/01/44	307,816	333,291
4.000%, 08/01/47	859,500	923,767
4.500%, 04/01/35	27,480	30,052
4.500%, 07/01/39	156,109	170,956
4.500%, 09/01/39	88,307	96,707
4.500%, 10/01/39	50,580	55,392
4.500%, 12/01/39	77,894	85,326
4.500%, 05/01/42	140,101	153,298
5.000%, 09/01/33	119,674	132,648
5.000%, 03/01/34	27,802	30,841
5.000%, 04/01/34	21,841	24,209
5.000%, 08/01/35	26,637	29,566
5.000%, 10/01/35	66,112	73,557
5.000%, 11/01/35	41,956	46,662
5.000%, 12/01/36	33,007	36,732
5.000%, 07/01/39	237,649	263,746
5.500%, 12/01/33	151,364	171,915
5.500%, 01/01/34	95,365	107,746
5.500%, 04/01/34	15,708	17,199
5.500%, 11/01/34	13,485	14,972
5.500%, 12/01/34	7,870	8,613
5.500%, 05/01/35	22,658	24,958
5.500%, 09/01/35	30,013	33,167
5.500%, 10/01/35	26,347	29,003
6.000%, 04/01/34	72,177	80,864
6.000%, 07/01/34	23,546	26,381
6.000%, 08/01/34	165,824	189,792
6.000%, 09/01/34	2,360	2,611
6.000%, 07/01/35	26,265	30,240
6.000%, 08/01/35	32,122	36,918
6.000%, 11/01/35	35,244	39,804
6.000%, 03/01/36	18,799	20,839
6.000%, 10/01/36	25,375	28,670
6.000%, 03/01/37	7,148	7,907
6.000%, 05/01/37	37,756	42,139
6.000%, 06/01/37	30,595	35,152
6.500%, 05/01/34	11,496	13,130
6.500%, 06/01/34	52,973	60,515
6.500%, 08/01/34	46,445	51,486
6.500%, 10/01/34	46,577	54,036

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
6.500%, 11/01/34	39,921	44,253
6.500%, 05/01/37	31,496	35,751
6.500%, 07/01/37	43,117	49,469
Freddie Mac Multifamily Structured Pass-Through Certificates
0.197%, 11/25/27 (c) (d)	5,207,000	80,987
0.240%, 12/25/27 (c) (d)	3,235,000	61,777
0.275%, 11/25/24 (c) (d)	4,908,000	63,456
0.279%, 09/25/27 (c) (d)	3,341,000	69,917
0.288%, 12/25/27 (c) (d)	3,579,000	78,617
0.291%, 11/25/27 (c) (d)	3,677,924	74,300
0.308%, 11/25/32 (c) (d)	2,796,749	79,350
0.314%, 08/25/24 (c) (d)	4,897,000	72,452
0.326%, 11/25/27 (c) (d)	3,349,180	75,014
0.330%, 08/25/27 (c) (d)	3,107,000	74,735
0.364%, 10/25/24 (c) (d)	6,464,099	88,215
0.365%, 09/25/27 (c) (d)	2,704,356	65,702
0.369%, 12/25/27 (c) (d)	5,707,407	142,193
0.414%, 08/25/24 (c) (d)	8,899,540	134,032
0.435%, 08/25/27 (c) (d)	2,132,902	59,067
0.503%, 07/25/24 (c) (d)	4,483,000	96,085
0.578%, 07/25/27 (c) (d)	3,868,515	141,447
0.606%, 07/25/24 (c) (d)	1,615,551	35,507
0.636%, 06/25/27 (c) (d)	4,356,000	184,871
0.751%, 06/25/27 (c) (d)	1,473,629	66,246
0.757%, 11/25/29 (c) (d)	3,678,360	185,088
0.882%, 04/25/24 (c) (d)	1,951,030	53,644
1.090%, 07/25/29 (c) (d)	256,804	21,441
1.271%, 08/25/29 (c) (d)	1,598,388	138,966
2.510%, 11/25/22	489,000	503,194
2.670%, 12/25/24	507,000	537,163
2.791%, 01/25/22	474,000	487,997
3.010%, 07/25/25	134,000	144,775
3.060%, 07/25/23 (d)	59,000	62,347
3.064%, 08/25/24 (d)	255,000	271,553
3.111%, 02/25/23	695,000	727,842
3.117%, 06/25/27	354,000	395,298
3.151%, 11/25/25	317,000	345,861
3.171%, 10/25/24	424,000	457,979
3.187%, 09/25/27 (d)	242,000	271,980
3.244%, 08/25/27	920,000	1,038,197
3.250%, 04/25/23 (d)	803,000	845,821
3.320%, 02/25/23	227,000	239,211
3.413%, 12/25/26	248,000	277,482
3.430%, 01/25/27 (d)	242,707	271,763
3.458%, 08/25/23 (d)	566,000	605,477
3.650%, 02/25/28 (d)	285,000	329,695
3.900%, 04/25/28	528,000	620,181
Freddie Mac REMICS (CMO)
3.000%, 07/15/39	76,912	82,406
3.000%, 07/15/41	150,729	159,176
3.500%, 06/15/42	61,000	70,170
4.500%, 12/15/40 (c)	38,291	3,650
5.000%, 01/15/40	101,949	116,470
Ginnie Mae I 30 Yr. Pool
3.500%, 12/15/41	302,212	336,635

BHFTII-229

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
3.500%, 02/15/42	81,815	$88,768
4.500%, 09/15/33	60,732	66,812
4.500%, 11/15/39	161,316	178,560
4.500%, 03/15/40	192,216	218,484
4.500%, 04/15/40	204,786	226,725
4.500%, 06/15/40	83,028	92,783
5.000%, 03/15/34	19,745	21,921
5.000%, 06/15/34	47,738	53,013
5.000%, 12/15/34	21,009	23,314
5.000%, 06/15/35	6,672	7,212
5.500%, 11/15/32	58,269	63,373
5.500%, 08/15/33	164,898	184,887
5.500%, 12/15/33	89,169	101,282
5.500%, 09/15/34	72,916	82,479
5.500%, 10/15/35	8,889	9,753
6.000%, 12/15/28	23,061	25,937
6.000%, 12/15/31	17,430	19,437
6.000%, 03/15/32	1,017	1,122
6.000%, 10/15/32	111,399	126,499
6.000%, 01/15/33	19,285	21,330
6.000%, 02/15/33	1,368	1,528
6.000%, 04/15/33	112,453	127,654
6.000%, 08/15/33	943	1,046
6.000%, 07/15/34	56,321	64,679
6.000%, 09/15/34	23,024	25,430
6.000%, 01/15/38	76,396	88,137
Ginnie Mae II 30 Yr. Pool
3.000%, 04/20/45	284,456	305,488
3.000%, 04/20/46	137,265	146,810
3.000%, 08/20/46	145,664	156,037
3.000%, 09/20/46	329,023	352,513
3.000%, 11/20/47	1,754,039	1,871,043
3.000%, 01/20/48	2,402,508	2,561,803
3.000%, 02/20/48	145,647	155,236
3.000%, 03/20/48	399,038	425,223
3.000%, 04/20/48	46,268	49,021
3.500%, 06/20/43	494,931	529,141
3.500%, 07/20/43	623,845	666,981
3.500%, 11/20/47	145,974	155,038
3.500%, 03/20/48	1,776,237	1,883,106
4.000%, 01/20/41	592,858	646,377
4.000%, 02/20/41	146,579	159,805
4.000%, 04/20/41	114,836	125,200
4.000%, 02/20/42	150,628	164,226
4.500%, 07/20/33	10,261	10,990
4.500%, 09/20/33	6,474	6,936
4.500%, 12/20/34	4,343	4,666
4.500%, 03/20/35	29,371	31,443
4.500%, 01/20/41	152,092	167,575
5.000%, 07/20/33	21,918	24,296
6.000%, 01/20/35	27,655	31,525
6.000%, 02/20/35	13,416	15,298
6.000%, 04/20/35	24,576	27,994
Government National Mortgage Association (CMO)
0.659%, 02/16/59 (c) (d)	2,304,651	121,052

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO)
2.500%, 07/20/32	125,000	132,480
4.000%, 07/20/41	80,000	89,502
4.500%, 09/20/41	74,255	82,764

		78,500,550

U.S. Treasury—5.0%
U.S. Treasury Bonds
2.500%, 02/15/45	68,000	84,923
2.875%, 05/15/43	4,215,500	5,554,909
2.875%, 11/15/46	2,439,000	3,292,745
3.000%, 02/15/48	5,982,000	8,280,630
3.500%, 02/15/39 (a)	1,093,000	1,556,031
6.250%, 08/15/23	80,000	96,025
U.S. Treasury Notes
1.625%, 05/31/23	1,200,000	1,249,828
1.750%, 11/30/21	11,350,000	11,639,514

		31,754,605

Total U.S. Treasury & Government Agencies (Cost $102,434,772)		110,255,155

Corporate Bonds & Notes—14.3%

Aerospace/Defense—0.3%
Huntington Ingalls Industries, Inc. 3.844%, 05/01/25 (144A)	180,000	185,337
L3Harris Technologies, Inc. 3.850%, 06/15/23 (144A)	792,000	823,932
United Technologies Corp. 4.125%, 11/16/28	562,000	620,394

		1,629,663

Agriculture—0.1%
BAT Capital Corp.
4.700%, 04/02/27	132,000	134,610
4.906%, 04/02/30	277,000	284,142
5.282%, 04/02/50	81,000	81,278

		500,030

Auto Manufacturers—0.2%
General Motors Co. 6.750%, 04/01/46	374,000	299,048
General Motors Financial Co., Inc. 4.350%, 04/09/25	203,000	181,865
Hyundai Capital America 3.000%, 02/10/27 (144A)	497,000	461,047
Toyota Motor Credit Corp. 3.375%, 04/01/30	392,000	396,591

		1,338,551

BHFTII-230

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Parts & Equipment—0.1%
Lear Corp.
3.800%, 09/15/27 (a)	801,000	$733,863
4.250%, 05/15/29	275,000	244,661

		978,524

Banks—3.0%
Banco de Credito del Peru 5.375%, 09/16/20	835,000	836,378
Bank of America Corp.
2.496%, 3M LIBOR + 0.990%, 02/13/31 (d)	1,770,000	1,698,172
3.004%, 3M LIBOR + 0.790%, 12/20/23 (d)	510,000	519,531
3.366%, 3M LIBOR + 0.810%, 01/23/26 (d)	591,000	614,500
3.500%, 04/19/26	496,000	528,098
4.100%, 07/24/23	1,270,000	1,352,932
4.125%, 01/22/24	1,357,000	1,446,749
BBVA Bancomer S.A. 6.750%, 09/30/22 (144A) (a)	810,000	803,925
Citigroup, Inc. 2.666%, SOFR + 1.146%, 01/29/31 (d)	980,000	950,889
Goldman Sachs Group, Inc. (The) 2.600%, 02/07/30	980,000	920,768
JPMorgan Chase & Co.
2.739%, SOFR + 1.510%, 10/15/30 (d)	1,310,000	1,315,489
3.200%, 01/25/23	1,756,000	1,806,526
3.782%, 3M LIBOR + 1.337%, 02/01/28 (a) (d)	1,362,000	1,462,548
3.897%, 3M LIBOR + 1.220%, 01/23/49 (a) (d)	400,000	462,550
Morgan Stanley
2.699%, SOFR + 1.143%, 01/22/31 (d)	785,000	768,173
3.125%, 01/23/23	132,000	135,004
3.875%, 04/29/24	557,000	584,435
4.000%, 07/23/25	396,000	423,816
PNC Bank N.A. 2.700%, 10/22/29	250,000	242,471
State Street Corp. 2.901%, SOFR + 2.600%, 03/30/26 (144A) (d)	142,000	145,381
Truist Bank 2.250%, 03/11/30	946,000	867,386
Wells Fargo & Co.
2.572%, 3M LIBOR + 1.000%, 02/11/31 (d)	131,000	126,023
3.750%, 01/24/24	542,000	573,797

		18,585,541

Beverages—0.5%
Anheuser-Busch InBev Worldwide, Inc. 8.000%, 11/15/39	706,000	1,010,036
Constellation Brands, Inc. 3.500%, 05/09/27 (a)	1,077,000	1,011,119
Diageo Capital plc 2.375%, 10/24/29	835,000	803,290
PepsiCo, Inc. 3.500%, 03/19/40 (a)	197,000	221,480

		3,045,925

Building Materials—0.2%
CRH America Finance, Inc. 4.500%, 04/04/48 (144A)	362,000	339,634
Martin Marietta Materials, Inc.
2.500%, 03/15/30	78,000	71,012
3.500%, 12/15/27	297,000	293,480
Masco Corp. 4.375%, 04/01/26	623,000	616,337

		1,320,463

Chemicals—0.1%
Sherwin-Williams Co. (The) 4.500%, 06/01/47	402,000	436,791

Commercial Services—0.5%
ERAC USA Finance LLC 7. 000%, 10/15/37 (144A)	672,000	855,177
Experian Finance plc 4.250%, 02/01/29 (144A)	533,000	585,556
IHS Markit, Ltd.
3.625%, 05/01/24	121,000	120,232
4.000%, 03/01/26 (144A)	627,000	622,987
4.250%, 05/01/29	181,000	191,409
Verisk Analytices, Inc. 4.125%, 03/15/29	762,000	804,381

		3,179,742

Computers—0.4%
Apple, Inc.
2.050%, 09/11/26	131,000	135,128
2.850%, 05/11/24	654,000	692,067
3.850%, 05/04/43	370,000	437,610
3.850%, 08/04/46	326,000	393,717
Dell International LLC / EMC Corp. 4.900%, 10/01/26 (144A)	583,000	580,735

		2,239,257

Diversified Financial Services—1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.650%, 07/21/27 (a)	320,000	247,997
4.875%, 01/16/24 (a)	150,000	128,537
Avolon Holdings Funding, Ltd.
3.250%, 02/15/27 (144A)	248,000	194,640
4.375%, 05/01/26 (144A)	243,000	194,504
Capital One Financial Corp. 3.750%, 03/09/27	621,000	607,902
E*TRADE Financial Corp.
2.950%, 08/24/22	247,000	243,408
4.500%, 06/20/28	348,000	361,657
Intercontinental Exchange, Inc.
2.350%, 09/15/22	487,000	492,003
4.000%, 10/15/23	832,000	871,706
Raymond James Financial, Inc. 4.950%, 07/15/46	778,000	896,130
Visa, Inc. 3.150%, 12/14/25 (a)	1,511,000	1,646,043

BHFTII-231

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Western Union Co. (The) 2.850%, 01/10/25	198,000	$197,072

		6,081,599

Electric—1.0%
Berkshire Hathaway Energy Co. 3.750%, 11/15/23 (a)	440,000	443,841
Duke Energy Corp. 2.650%, 09/01/26	131,000	130,004
Enel Finance International NV
2.650%, 09/10/24 (144A)	650,000	620,467
4.875%, 06/14/29 (144A)	496,000	539,907
Evergy, Inc. 2.900%, 09/15/29	566,000	536,175
Exelon Corp. 4.050%, 04/15/30	660,000	653,651
FirstEnergy Corp. 3.400%, 03/01/50	374,000	353,571
Georgia Power Co. 3.700%, 01/30/50	51,000	52,864
Jersey Central Power & Light Co. 4.300%, 01/15/26 (144A)	474,000	506,733
Oncor Electric Delivery Co. LLC 5.750%, 03/15/29	795,000	969,695
PPL Capital Funding, Inc.
3.400%, 06/01/23	480,000	492,922
5.000%, 03/15/44	296,000	316,361
Xcel Energy, Inc.
3.400%, 06/01/30	335,000	339,563
3.500%, 12/01/49 (a)	390,000	343,660

		6,299,414

Environmental Control—0.1%
Republic Services, Inc. 3.950%, 05/15/28 (a)	446,000	482,648

Food—0.1%
General Mills, Inc.
2.875%, 04/15/30	152,000	151,696
4.000%, 04/17/25 (a)	729,000	785,572

		937,268

Gas—0.0%
NiSource, Inc. 5.650%, 02/01/45	176,000	202,309

Healthcare-Products—0.8%
Abbott Laboratories 4.900%, 11/30/46	674,000	921,045
Alcon Finance Corp. 3.800%, 09/23/49 (144A)	462,000	461,576
Boston Scientific Corp. 3.750%, 03/01/26	813,000	852,771

Healthcare-Products—(Continued)
Thermo Fisher Scientific, Inc.
2.950%, 09/19/26	851,000	861,326
3.200%, 08/15/27	867,000	887,909
Zimmer Biomet Holdings, Inc. 3.550%, 04/01/25	955,000	961,421

		4,946,048

Healthcare-Services—0.5%
HCA, Inc. 5.125%, 06/15/39	645,000	666,184
Laboratory Corp. of America Holdings
3.200%, 02/01/22	213,000	214,726
3.250%, 09/01/24	558,000	572,563
4.700%, 02/01/45	236,000	268,304
Northwell Healthcare, Inc.
3.979%, 11/01/46	57,000	58,803
4.260%, 11/01/47	456,000	487,673
UnitedHealth Group, Inc.
3.500%, 08/15/39	250,000	268,870
3.700%, 08/15/49	653,000	726,655

		3,263,778

Household Products/Wares—0.2%
Kimberly-Clark Corp. 3.100%, 03/26/30	88,000	94,497
Reckitt Benckiser Treasury Services plc
2.750%, 06/26/24 (144A)	348,000	344,860
3.625%, 09/21/23 (144A)	1,070,000	1,105,782

		1,545,139

Insurance—0.7%
AIA Group, Ltd. 3.375%, 04/07/30	224,000	225,801
American International Group, Inc.
4.125%, 02/15/24	750,000	787,063
4.875%, 06/01/22	1,292,000	1,335,724
Aon Corp. 3.750%, 05/02/29	801,000	844,975
Hartford Financial Services Group, Inc. (The) 3.600%, 08/19/49	325,000	304,932
Liberty Mutual Group, Inc. 3.951%, 10/15/50 (144A)	407,000	377,825
Marsh & McLennan Cos., Inc. 4.750%, 03/15/39	298,000	351,073
Progressive Corp. (The) 3.950%, 03/26/50	129,000	148,873

		4,376,266

Internet—0.2%
Booking Holdings, Inc. 2.750%, 03/15/23	1,244,000	1,219,873

Investment Company—0.3%
Temasek Financial I, Ltd. 2.375%, 01/23/23 (144A)	1,790,000	1,827,262

BHFTII-232

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Lodging—0.1%
Las Vegas Sands Corp. 3.900%, 08/08/29 (a)	326,000	$282,015
Marriott International, Inc. 4.000%, 04/15/28	698,000	645,849

		927,864

Machinery-Diversified—0.3%
CNH Industrial Capital LLC 4.200%, 01/15/24	605,000	591,079
Roper Technologies, Inc.
2.950%, 09/15/29	167,000	165,938
4.200%, 09/15/28	281,000	302,545
Westinghouse Air Brake Technologies Corp. 4.950%, 09/15/28	648,000	595,991

		1,655,553

Media—0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.908%, 07/23/25	523,000	563,418
5.375%, 05/01/47	149,000	161,007
Comcast Corp. 3.450%, 02/01/50	521,000	571,692
Time Warner Entertainment Co. L.P. 8.375%, 07/15/33	1,240,000	1,707,144

		3,003,261

Mining—0.1%
Glencore Funding LLC 4.125%, 05/30/23 (144A)	468,000	431,196

Oil & Gas—0.3%
Eni S.p.A. 4.750%, 09/12/28 (144A)	617,000	613,961
Equinor ASA 7.750%, 06/15/23	100,000	116,254
Marathon Petroleum Corp. 4.750%, 09/15/44	583,000	443,710
Valero Energy Corp. 4.900%, 03/15/45 (a)	896,000	928,157

		2,102,082

Pharmaceuticals—0.2%
Becton Dickinson & Co.
3.125%, 11/08/21	344,000	345,118
4.669%, 06/06/47	656,000	707,789
Cigna Corp. 3.200%, 03/15/40	192,000	175,845

		1,228,752

Pipelines—0.7%
APT Pipelines, Ltd.
4.200%, 03/23/25 (144A)	1,228,000	1,318,375
4.250%, 07/15/27 (144A)	93,000	96,837

Pipelines—(Continued)
Cheniere Corpus Christi Holdings LLC 3.700%, 11/15/29 (144A)	514,000	384,387
Enbridge, Inc. 2.500%, 01/15/25	330,000	306,867
Enterprise Products Operating LLC 4.200%, 01/31/50	281,000	263,115
Kinder Morgan Energy Partners L.P. 4.150%, 02/01/24	691,000	689,402
ONEOK, Inc. 4.950%, 07/13/47	869,000	687,431
Sabine Pass Liquefaction LLC 5.000%, 03/15/27	579,000	492,355

		4,238,769

Real Estate Investment Trusts—0.6%
American Tower Corp.
3.000%, 06/15/23	343,000	343,423
3.600%, 01/15/28	415,000	414,738
Crown Castle International Corp. 3.650%, 09/01/27 (a)	942,000	938,525
Equinix, Inc. 2.625%, 11/18/24 (a)	969,000	904,843
GLP Capital L.P. / GLP Financing II, Inc. 5.300%, 01/15/29	574,000	490,885
ProLogis L.P. 2.250%, 04/15/30	249,000	227,807
VEREIT Operating Partnership L.P. 3.100%, 12/15/29	527,000	455,565

		3,775,786

Retail—0.3%
Best Buy Co., Inc. 4.450%, 10/01/28	725,000	744,058
Home Depot, Inc. (The) 3.900%, 06/15/47	402,000	452,100
Target Corp. 2.250%, 04/15/25	991,000	1,006,099

		2,202,257

Semiconductors—0.2%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.500%, 01/15/28	984,000	911,853
Broadcom, Inc. 4.250%, 04/15/26 (144A)	428,000	434,920

		1,346,773

Software—0.2%
Fiserv, Inc. 4.400%, 07/01/49 (a)	527,000	561,488
Microsoft Corp. 4.250%, 02/06/47	643,000	835,222

		1,396,710

BHFTII-233

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Specialty Retail—0.1%
TJX Cos., Inc. (The)
3.750%, 04/15/27	132,000	$135,546
3.875%, 04/15/30	158,000	163,490
4.500%, 04/15/50	111,000	118,967

		418,003

Telecommunications—0.4%
AT&T, Inc. 5.450%, 03/01/47	548,000	658,000
Deutsche Telekom AG 3.625%, 01/21/50 (144A)	382,000	376,763
Verizon Communications, Inc.
4.272%, 01/15/36	655,000	765,211
4.812%, 03/15/39	782,000	963,682

		2,763,656

Total Corporate Bonds & Notes (Cost $88,493,581)		89,926,753

Mortgage-Backed Securities—3.3%

Collateralized Mortgage Obligations—0.1%
Seasoned Credit Risk Transfer Trust
3.000%, 02/25/59	356,376	371,069
3.500%, 08/25/58	90,947	98,026
3.500%, 10/25/58	298,629	318,720

		787,815

Commercial Mortgage-Backed Securities—3.2%
AREIT Trust
1.685%, 1M LIBOR + 0.980%, 11/14/35 (144A) (d)	671,923	624,173
2.005%, 1M LIBOR + 1.300%, 09/14/36 (144A) (d)	1,053,000	919,897
Bancorp Commercial Mortgage Trust
1.605%, 1M LIBOR + 0.900%, 09/15/35 (144A) (d)	787,052	683,368
2.005%, 1M LIBOR + 1.300%, 09/15/36 (144A) (d)	1,060,205	987,610
BANK 3.714%, 04/15/52	875,000	956,320
BDS, Ltd. 2.200%, 1M LIBOR + 1.400%, 08/15/35 (144A) (d)	1,322,500	1,153,443
Commercial Mortgage Trust 3.708%, 07/10/48	1,300,833	1,382,723
CSAIL Commercial Mortgage Trust 3.504%, 06/15/57	738,578	765,228
Exantas Capital Corp., Ltd. 1.800%, 1M LIBOR + 1.000%, 04/15/36 (144A) (d)	149,442	123,092
GS Mortgage Securities Trust
3.048%, 11/10/52	655,025	657,303
3.382%, 05/10/50	1,387,991	1,424,694
JPMBB Commercial Mortgage Securities Trust
3.227%, 10/15/48	1,036,740	1,076,400
3.494%, 01/15/48	1,590,000	1,666,725
MF1, Ltd. 2.077%, 1M LIBOR + 1.130%, 12/25/34 (144A) (d)	1,320,000	1,070,601
Morgan Stanley Bank of America Merrill Lynch Trust 3.536%, 11/15/52	519,442	559,723

Commercial Mortgage-Backed Securities—(Continued)
Morgan Stanley Capital Trust 3.530%, 06/15/50	470,148	491,274
UBS Commercial Mortgage Trust 2.921%, 10/15/52	743,153	771,046
Wells Fargo Commercial Mortgage Trust
3.146%, 12/15/52	2,786,885	2,899,448
3.540%, 05/15/48	1,410,327	1,457,311

		19,670,379

Total Mortgage-Backed Securities (Cost $21,039,961)		20,458,194

Asset-Backed Securities—2.7%

Asset-Backed - Automobile—0.5%
Avis Budget Rental Car Funding AESOP LLC 3.450%, 03/20/23 (144A)	1,220,000	1,200,511
Chesapeake Funding II LLC 3.040%, 04/15/30 (144A)	293,760	290,910
Exeter Automobile Receivables Trust 2.260%, 04/15/24 (144A)	215,000	209,289
GLS Auto Receivables Issuer Trust 2.170%, 02/15/24 (144A)	332,484	327,258
Santander Retail Auto Lease Trust 1.880%, 03/20/24 (144A)	487,000	471,370
Veros Automobile Receivables Trust 1.670%, 09/15/23 (144A)	718,000	707,226

		3,206,564

Asset-Backed - Home Equity—0.1%
Bayview Financial Revolving Asset Trust 2.541%, 1M LIBOR + 1.600%, 12/28/40 (144A) (d)	354,939	336,987
GMAC Home Equity Loan Trust 5.805%, 10/25/36 (d)	89,449	88,595
Home Equity Loan Trust 5.320%, 12/25/35 (d)	135,485	135,138

		560,720

Asset-Backed - Other—2.1%
ALM, Ltd. 3.231%, 3M LIBOR + 1.400%, 10/15/27 (144A) (d)	1,395,000	1,326,821
American Tower Trust I 3.070%, 03/15/48 (144A)	911,000	895,072
BDS, Ltd. 1.805%, 1M LIBOR + 1.100%, 08/15/36 (144A) (d)	757,500	673,789
Cutwater, Ltd. 3.051%, 3M LIBOR + 1.220%, 01/15/29 (144A) (d)	1,395,000	1,343,252
Dryden 55 CLO, Ltd. 2.851%, 3M LIBOR + 1.020%, 04/15/31 (144A) (d)	1,430,000	1,362,291
Dryden Senior Loan Fund 2.731%, 3M LIBOR + 0.900%, 04/15/29 (144A) (d)	663,000	640,243
Figueroa CLO, Ltd. 3.331%, 3M LIBOR + 1.500%, 01/15/27 (144A) (d)	420,000	401,344

BHFTII-234

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Shares/ Principal Amount*	Value

Asset-Backed - Other—(Continued)
Fort Credit LLC 2.274%, 1M LIBOR + 1.350%, 11/16/35 (144A) (d)	518,500	$485,139
KREF, Ltd. 1.900%, 1M LIBOR + 1.100%, 06/15/36 (144A) (d)	691,000	567,971
Mountain Hawk CLO, Ltd. 3.619%, 3M LIBOR + 1.800%, 04/18/25 (144A) (d)	1,463,576	1,425,251
Navistar Financial Dealer Note Master Trust 1.577%, 1M LIBOR + 0.630%, 09/25/23 (144A) (d)	808,000	783,741
Neuberger Berman CLO, Ltd. 2.631%, 3M LIBOR + 0.800%, 01/15/28 (144A) (d)	600,000	576,116
Oaktree CLO, Ltd. 3.169%, 3M LIBOR + 1.350%, 10/20/27 (144A) (d)	254,518	238,368
Small Business Administration Participation Certificates
4.350%, 07/01/23	55,471	57,404
4.770%, 04/01/24	4,516	4,692
4.950%, 03/01/25	26,236	27,459
4.990%, 09/01/24	13,613	14,251
5.110%, 08/01/25	35,177	37,274
5.180%, 05/01/24	6,599	6,933
5.520%, 06/01/24	15,416	16,260
Sound Point CLO, Ltd. 2.709%, 3M LIBOR + 0.890%, 01/20/28 (144A) (d)	365,000	361,508
Venture XII CLO, Ltd. 2.813%, 3M LIBOR + 1.200%, 02/28/26 (144A) (d)	1,378,000	1,271,722
Verizon Owner Trust 1.980%, 07/22/24	782,000	739,082

		13,255,983

Total Asset-Backed Securities (Cost $17,823,333)		17,023,267

Municipals—0.4%
New Jersey Economic Development Authority 7.425%, 02/15/29	800,000	954,392
New Jersey State Turnpike Authority, Build America Bond 7.414%, 01/01/40	1,050,000	1,537,200

Total Municipals (Cost $2,116,005)		2,491,592

Convertible Preferred Stocks—0.3%

Health Care Equipment & Supplies—0.1%
Danaher Corp. 4.750%, 04/15/22	418	431,856

Multi-Utilities—0.2%
CenterPoint Energy, Inc. 7.000%, 09/01/21 (a)	49,976	1,439,309

Total Convertible Preferred Stocks (Cost $2,976,835)		1,871,165

Preferred Stock—0.2%
Security Description	Shares/ Principal Amount*	Value

Technology Hardware, Storage & Peripherals—0.2%
Samsung Electronics Co., Ltd. (Cost $1,574,079)	41,082	1,341,019

Foreign Government—0.1%

Sovereign—0.1%
Indonesia Government International Bond 2.850%, 02/14/30 (Cost $698,450)	675,000	654,728

Short-Term Investment—1.2%

Repurchase Agreement—1.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $7,278,183; collateralized by U.S. Treasury Note at 1.750%, maturing 06/30/22, with a market value of $7,425,568.	7,278,183	7,278,183

Total Short-Term Investments (Cost $7,278,183)		7,278,183

Securities Lending Reinvestments (e)—3.8%

Certificates of Deposit—0.9%
Canadian Imperial Bank of Commerce 0.440%, FEDEFF PRV + 0.350%, 08/06/20 (d)	3,000,000	2,985,474
China Construction Bank Corp. 2.250%, 04/03/20	500,000	500,075
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 06/09/20	997,375	997,880
Norinchukin Bank 1.850%, 04/07/20	1,000,025	1,000,300
Standard Chartered Bank 0.250%, FEDEFF PRV + 0.160%, 08/07/20 (d)	500,000	497,770

		5,981,499

Commercial Paper—0.2%
Banco Santander S.A. (Chile) 1.300%, 05/28/20	996,931	997,460

Repurchase Agreements—0.3%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.010%, due on 04/01/20 with a maturity value of $207,814; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $211,970.	207,813	207,813
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $1,500,627; collateralized by various Common Stock with an aggregate market value of $1,650,000.	1,500,000	1,500,000

BHFTII-235

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $100,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $102,000.	100,000	$100,000

		1,807,813

Mutual Funds—2.4%
BlackRock Liquidity Funds, Institutional Shares 0.340% (f)	1,000,000	1,000,000
Fidelity Government Portfolio, Institutional Class 0.340% (f)	4,000,000	4,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (f)	4,000,000	4,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.430% (f)	2,000,000	2,000,000
Wells Fargo Government Money Market Fund, Select Class 0.350% (f)	4,000,000	4,000,000

		15,000,000

Total Securities Lending Reinvestments (Cost $23,803,788)		23,786,772

Total Investments—103.4% (Cost $626,942,422)		649,513,618
Other assets and liabilities (net)—(3.4)%		(21,439,566)

Net Assets—100.0%		$628,074,052

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $24,804,480 and the collateral received consisted of cash in the amount of $23,836,883 and non-cash collateral with a value of $1,856,947. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Interest only security.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020, the market value of 144A securities was $36,692,069, which is 5.8% of net assets.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTII-236

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$10,476,876	$—	$—	$10,476,876
Auto Components	4,191,307	—	—	4,191,307
Automobiles	89,368	—	—	89,368
Banks	34,875,323	—	—	34,875,323
Beverages	2,938,487	2,796,039	—	5,734,526
Building Products	7,908,382	—	—	7,908,382
Capital Markets	26,508,729	—	—	26,508,729
Chemicals	8,183,674	—	—	8,183,674
Construction Materials	1,240,644	—	—	1,240,644
Consumer Finance	865,945	—	—	865,945
Diversified Telecommunication Services	3,425,019	—	—	3,425,019
Electric Utilities	13,779,747	—	—	13,779,747
Electrical Equipment	6,472,975	—	—	6,472,975
Electronic Equipment, Instruments & Components	—	1,691,281	—	1,691,281
Entertainment	1,187,716	—	—	1,187,716
Equity Real Estate Investment Trusts	5,181,911	—	—	5,181,911
Food Products	7,992,891	5,371,329	—	13,364,220
Health Care Equipment & Supplies	17,844,430	—	—	17,844,430
Health Care Providers & Services	15,176,423	—	—	15,176,423
Hotels, Restaurants & Leisure	3,499,600	—	—	3,499,600
Household Durables	2,349,314	—	—	2,349,314
Household Products	5,373,016	—	—	5,373,016
Industrial Conglomerates	9,758,970	—	—	9,758,970
Insurance	19,363,716	—	—	19,363,716
Interactive Media & Services	2,234,430	—	—	2,234,430
Internet & Direct Marketing Retail	1,150,335	—	—	1,150,335
IT Services	16,097,084	—	—	16,097,084
Life Sciences Tools & Services	5,373,369	—	—	5,373,369
Machinery	10,318,209	—	—	10,318,209
Media	11,210,980	—	—	11,210,980
Metals & Mining	—	1,554,772	—	1,554,772
Multi-Utilities	2,030,974	—	—	2,030,974
Multiline Retail	4,575,054	—	—	4,575,054
Oil, Gas & Consumable Fuels	10,879,460	1,842,686	—	12,722,146
Pharmaceuticals	24,275,218	5,699,144	—	29,974,362
Professional Services	1,927,087	—	—	1,927,087
Road & Rail	7,893,154	—	—	7,893,154
Semiconductors & Semiconductor Equipment	14,425,279	—	—	14,425,279
Software	17,795,686	—	—	17,795,686
Specialty Retail	3,493,590	—	—	3,493,590

BHFTII-237

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Technology Hardware, Storage & Peripherals	$4,206,719	$—	$—	$4,206,719
Textiles, Apparel & Luxury Goods	—	162,584	—	162,584
Tobacco	7,726,219	1,011,645	—	8,737,864
Total Common Stocks	354,297,310	20,129,480	—	374,426,790
Total U.S. Treasury & Government Agencies*	—	110,255,155	—	110,255,155
Total Corporate Bonds & Notes*	—	89,926,753	—	89,926,753
Total Mortgage-Backed Securities*	—	20,458,194	—	20,458,194
Total Asset-Backed Securities*	—	17,023,267	—	17,023,267
Total Municipals*	—	2,491,592	—	2,491,592
Total Convertible Preferred Stocks*	1,871,165	—	—	1,871,165
Total Preferred Stock*	—	1,341,019	—	1,341,019
Total Foreign Government*	—	654,728	—	654,728
Total Short-Term Investment*	—	7,278,183	—	7,278,183
Securities Lending Reinvestments
Certificates of Deposit	—	5,981,499	—	5,981,499
Commercial Paper	—	997,460	—	997,460
Repurchase Agreements	—	1,807,813	—	1,807,813
Mutual Funds	15,000,000	—	—	15,000,000
Total Securities Lending Reinvestments	15,000,000	8,786,772	—	23,786,772
Total Investments	$371,168,475	$278,345,143	$—	$649,513,618

Collateral for Securities Loaned (Liability)	$—	$(23,836,883)	$—	$(23,836,883)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-238

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—5.1%
Lockheed Martin Corp.	96,026	$32,548,013
Northrop Grumman Corp.	226,379	68,490,966
United Technologies Corp.	338,826	31,961,457

		133,000,436

Auto Components—0.6%
Aptiv plc	321,775	15,844,201

Banks—10.5%
Citigroup, Inc.	1,189,730	50,111,427
JPMorgan Chase & Co.	1,225,887	110,366,607
PNC Financial Services Group, Inc. (The)	318,229	30,460,880
Truist Financial Corp.	907,851	27,998,125
U.S. Bancorp	1,260,346	43,418,920
Wells Fargo & Co.	430,359	12,351,303

		274,707,262

Beverages—2.2%
Diageo plc	1,291,741	41,372,756
PepsiCo, Inc.	132,678	15,934,628

		57,307,384

Building Products—2.4%
Johnson Controls International plc	882,131	23,782,252
Masco Corp. (a)	501,505	17,337,028
Trane Technologies plc	270,282	22,322,590

		63,441,870

Capital Markets—5.8%
BlackRock, Inc.	65,945	29,013,822
Goldman Sachs Group, Inc. (The)	247,861	38,316,832
Moody’s Corp.	90,832	19,210,968
Nasdaq, Inc.	375,147	35,620,207
State Street Corp.	307,567	16,384,094
T. Rowe Price Group, Inc. (a)	138,334	13,508,315

		152,054,238

Chemicals—3.4%
Corteva, Inc.	135,859	3,192,686
DuPont de Nemours, Inc.	422,256	14,398,930
PPG Industries, Inc.	500,095	41,807,942
Sherwin-Williams Co. (The) (a)	64,719	29,739,675

		89,139,233

Consumer Finance—0.9%
American Express Co.	261,190	22,360,476

Diversified Telecommunication Services—0.5%
Verizon Communications, Inc.	262,450	14,101,438

Electric Utilities—7.4%
American Electric Power Co., Inc.	163,560	13,081,529
Duke Energy Corp.	844,126	68,272,911
FirstEnergy Corp. (a)	970,871	38,902,801

Electric Utilities—(Continued)
Southern Co. (The)	1,052,868	57,002,273
Xcel Energy, Inc.	265,879	16,032,504

		193,292,018

Electrical Equipment—1.3%
Eaton Corp. plc	437,459	33,986,190

Equity Real Estate Investment Trusts—0.4%
Public Storage (a)	53,388	10,603,391

Food Products—3.6%
Archer-Daniels-Midland Co.	415,115	14,603,746
Danone S.A.	181,202	11,686,553
J.M. Smucker Co. (The)	109,123	12,112,653
Nestle S.A.	526,589	54,274,593

		92,677,545

Health Care Equipment & Supplies—7.0%
Abbott Laboratories	511,311	40,347,551
Boston Scientific Corp. (b)	559,955	18,271,332
Danaher Corp.	334,933	46,358,076
Medtronic plc	876,490	79,041,868

		184,018,827

Health Care Providers & Services—3.4%
Cigna Corp.	376,059	66,630,134
McKesson Corp.	163,719	22,144,632

		88,774,766

Hotels, Restaurants & Leisure—0.4%
Marriott International, Inc. - Class A (a)	137,765	10,306,200

Household Products—1.2%
Colgate-Palmolive Co.	91,637	6,081,031
Kimberly-Clark Corp.	83,437	10,669,089
Reckitt Benckiser Group plc	178,197	13,676,203

		30,426,323

Industrial Conglomerates—2.5%
Honeywell International, Inc.	490,054	65,564,325

Insurance—8.2%
Aon plc	387,921	64,022,482
Chubb, Ltd.	487,290	54,425,420
Marsh & McLennan Cos., Inc.	564,706	48,824,481
Travelers Cos., Inc. (The) (a)	464,080	46,106,348

		213,378,731

IT Services—6.0%
Accenture plc - Class A	396,235	64,689,326
Cognizant Technology Solutions Corp. - Class A	212,139	9,858,099
Fidelity National Information Services, Inc.	327,758	39,868,483
Fiserv, Inc. (a) (b)	444,401	42,213,651

		156,629,559

BHFTII-239

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Life Sciences Tools & Services—1.6%
Thermo Fisher Scientific, Inc.	149,900	$42,511,640

Machinery—2.7%
Illinois Tool Works, Inc.	327,814	46,588,926
Stanley Black & Decker, Inc.	237,966	23,796,600

		70,385,526

Media—3.0%
Comcast Corp. - Class A	2,263,450	77,817,411

Oil, Gas & Consumable Fuels—2.5%
Chevron Corp.	221,398	16,042,499
ConocoPhillips	560,651	17,268,051
EOG Resources, Inc.	295,295	10,606,996
Pioneer Natural Resources Co.	89,066	6,247,980
Suncor Energy, Inc. (a)	967,467	15,440,424

		65,605,950

Pharmaceuticals—8.3%
Johnson & Johnson	869,867	114,065,660
Merck & Co., Inc.	442,981	34,082,958
Pfizer, Inc.	1,599,244	52,199,324
Roche Holding AG	47,827	15,549,228

		215,897,170

Professional Services—0.9%
Equifax, Inc.	204,736	24,455,715

Road & Rail—2.0%
Canadian National Railway Co.	210,322	16,327,297
Union Pacific Corp.	246,404	34,752,820

		51,080,117

Semiconductors & Semiconductor Equipment—3.5%
Analog Devices, Inc.	184,438	16,534,867
NXP Semiconductors NV	230,059	19,078,793
Texas Instruments, Inc. (a)	553,363	55,297,564

		90,911,224

Tobacco—1.2%
Philip Morris International, Inc.	432,967	31,589,272

Total Common Stocks (Cost $2,349,699,808)		2,571,868,438

Short-Term Investment—1.5%

Repurchase Agreement—1.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $38,514,370; collateralized by U.S. Treasury Note at 1.750%, maturing 06/15/22, with a market value of $39,288,537.	38,514,370	38,514,370

Total Short-Term Investments (Cost $38,514,370)		38,514,370

Securities Lending Reinvestments (c)—5.1%
Security Description	Principal Amount*	Value

Certificates of Deposit—2.2%
Bank of Montreal 0.990%, 06/08/20	3,000,000	2,998,620
Bank of Montreal (Chicago) 0.907%, 1M LIBOR + 0.110%, 11/13/20 (d)	2,000,000	1,994,700
Bank of Nova Scotia 0.875%, 1M LIBOR + 0.170%, 05/15/20 (d)	8,000,000	7,981,616
Chiba Bank, Ltd. 1.150%, 05/06/20	1,000,000	999,640
Commonwealth Bank of Australia 0.975%, 1M LIBOR + 0.175%, 04/16/20 (d)	7,000,000	6,994,330
Credit Suisse AG 0.470%, SOFR + 0.460%, 11/03/20 (d)	2,000,000	1,989,140
DG Bank 0.950%, 06/10/20	1,000,000	999,380
KBC Bank NV 1.800%, 04/14/20	3,005,468	3,001,020
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 06/09/20	1,994,749	1,995,760
National Australia Bank, Ltd. 1.195%, 1M LIBOR + 0.190%, 04/08/20 (d)	6,000,000	5,997,900
Natixis S.A. (New York) 0.950%, 09/09/20	1,000,000	999,770
Royal Bank of Canada New York 0.300%, SOFR + 0.290%, 07/16/20 (d)	5,000,000	4,984,150
Skandinaviska Enskilda Banken AB 2.059%, 3M LIBOR + 0.150%, 10/02/20 (d)	3,007,845	2,991,780
Sumitomo Mitsui Banking Corp. 1.739%, 05/26/20	2,001,388	1,998,700
1.930%, 04/21/20	1,007,822	1,000,630
Svenska Handelsbanken AB 1.144%, 1M LIBOR + 0.220%, 07/22/20 (d)	7,000,000	6,998,180
1.557%, 1M LIBOR + 0.180%, 06/05/20 (d)	4,000,000	4,000,680

		57,925,996

Commercial Paper—0.6%
Banco Santander S.A. (Chile) 1.300%, 05/28/20	1,993,861	1,994,920
LMA S.A. & LMA Americas 0.950%, 10/06/20	994,353	991,600
UBS AG 1.281%, 1M LIBOR + 0.340%, 07/28/20 (d)	7,000,000	7,000,420
Westpac Banking Corp. 1.091%, 1M LIBOR + 0.150%, 05/29/20 (d)	3,999,878	4,000,560

		13,987,500

Repurchase Agreements—0.5%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.010%, due on 04/01/20 with a maturity value of $2,502,741; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $2,552,796.	2,502,741	2,502,741

BHFTII-240

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $10,504,390; collateralized by various Common Stock with an aggregate market value of $11,550,001.	10,500,000	$10,500,000

		13,002,741

Time Deposit—0.1%
Rabobank International Netherlands 0.080%, 04/01/20	2,000,000	2,000,000

Mutual Funds—1.7%
BlackRock Liquidity Funds, Institutional Shares 0.340% (e)	15,000,000	15,000,000
Fidelity Government Portfolio, Institutional Class 0.340% (e)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Class 0.320% (e)	10,000,000	10,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.250% (e)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.430% (e)	10,000,000	10,000,000

		45,000,000

Total Securities Lending Reinvestments (Cost $131,986,143)		131,916,237

Total Investments—105.1% (Cost $2,520,200,321)		2,742,299,045
Other assets and liabilities (net)—(5.1)%		(131,869,936)

Net Assets—100.0%		$2,610,429,109

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $126,650,939 and the collateral received consisted of cash in the amount of $132,008,105. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2020.

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTII-241

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$133,000,436	$—	$—	$133,000,436
Auto Components	15,844,201	—	—	15,844,201
Banks	274,707,262	—	—	274,707,262
Beverages	15,934,628	41,372,756	—	57,307,384
Building Products	63,441,870	—	—	63,441,870
Capital Markets	152,054,238	—	—	152,054,238
Chemicals	89,139,233	—	—	89,139,233
Consumer Finance	22,360,476	—	—	22,360,476
Diversified Telecommunication Services	14,101,438	—	—	14,101,438
Electric Utilities	193,292,018	—	—	193,292,018
Electrical Equipment	33,986,190	—	—	33,986,190
Equity Real Estate Investment Trusts	10,603,391	—	—	10,603,391
Food Products	26,716,399	65,961,146	—	92,677,545
Health Care Equipment & Supplies	184,018,827	—	—	184,018,827
Health Care Providers & Services	88,774,766	—	—	88,774,766
Hotels, Restaurants & Leisure	10,306,200	—	—	10,306,200
Household Products	16,750,120	13,676,203	—	30,426,323
Industrial Conglomerates	65,564,325	—	—	65,564,325
Insurance	213,378,731	—	—	213,378,731
IT Services	156,629,559	—	—	156,629,559
Life Sciences Tools & Services	42,511,640	—	—	42,511,640
Machinery	70,385,526	—	—	70,385,526
Media	77,817,411	—	—	77,817,411
Oil, Gas & Consumable Fuels	65,605,950	—	—	65,605,950
Pharmaceuticals	200,347,942	15,549,228	—	215,897,170
Professional Services	24,455,715	—	—	24,455,715
Road & Rail	51,080,117	—	—	51,080,117
Semiconductors & Semiconductor Equipment	90,911,224	—	—	90,911,224
Tobacco	31,589,272	—	—	31,589,272
Total Common Stocks	2,435,309,105	136,559,333	—	2,571,868,438
Total Short-Term Investment*	—	38,514,370	—	38,514,370
Securities Lending Reinvestments
Certificates of Deposit	—	57,925,996	—	57,925,996
Commercial Paper	—	13,987,500	—	13,987,500
Repurchase Agreements	—	13,002,741	—	13,002,741
Time Deposit	—	2,000,000	—	2,000,000
Mutual Funds	45,000,000	—	—	45,000,000
Total Securities Lending Reinvestments	45,000,000	86,916,237	—	131,916,237
Total Investments	$2,480,309,105	$261,989,940	$—	$2,742,299,045

Collateral for Securities Loaned (Liability)	$—	$(132,008,105)	$—	$(132,008,105)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-242

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—0.5%
Forward Air Corp.	78,721	$3,987,219

Airlines—0.4%
Allegiant Travel Co.	42,905	3,509,629

Auto Components—1.9%
Fox Factory Holding Corp. (a)	220,435	9,258,270
LCI Industries	97,745	6,532,298

		15,790,568

Banks—9.7%
Bank of Hawaii Corp.	163,610	9,037,816
Bank OZK	250,811	4,188,544
BOK Financial Corp.	95,662	4,071,375
Columbia Banking System, Inc.	226,875	6,080,250
Community Bank System, Inc.	171,337	10,074,616
Cullen/Frost Bankers, Inc.	115,703	6,455,070
CVB Financial Corp.	468,615	9,395,731
First Financial Bankshares, Inc.	390,470	10,480,215
First Hawaiian, Inc.	444,895	7,354,114
Glacier Bancorp, Inc.	168,810	5,740,384
Lakeland Financial Corp.	69,475	2,553,206
Prosperity Bancshares, Inc.	105,448	5,087,866

		80,519,187

Biotechnology—1.6%
Abcam plc	244,055	3,485,979
Emergent BioSolutions, Inc. (a)	167,695	9,702,833

		13,188,812

Building Products—1.3%
AAON, Inc.	223,062	10,778,356

Capital Markets—4.2%
Artisan Partners Asset Management, Inc. - Class A	107,755	2,315,655
FactSet Research Systems, Inc.	21,870	5,701,071
Hamilton Lane, Inc. - Class A	66,590	3,683,093
Houlihan Lokey, Inc.	113,985	5,940,898
MarketAxess Holdings, Inc.	51,610	17,163,938

		34,804,655

Chemicals—2.2%
Chase Corp.	51,505	4,238,346
Ingevity Corp. (a)	64,445	2,268,464
NewMarket Corp.	11,202	4,288,910
Quaker Chemical Corp.	56,700	7,160,076

		17,955,796

Commercial Services & Supplies—4.1%
IAA, Inc. (a)	126,305	3,784,098
MSA Safety, Inc.	102,860	10,409,432
Rollins, Inc.	311,985	11,275,138
Tetra Tech, Inc.	61,600	4,350,192
UniFirst Corp.	29,065	4,391,431

		34,210,291

Communications Equipment—1.3%
NetScout Systems, Inc. (a)	442,150	10,465,690

Construction & Engineering—0.8%
Valmont Industries, Inc.	60,525	6,414,440

Construction Materials—0.7%
Eagle Materials, Inc.	96,150	5,617,083

Containers & Packaging—1.3%
AptarGroup, Inc.	109,529	10,902,517

Distributors—3.0%
Pool Corp.	127,680	25,123,594

Diversified Consumer Services—1.2%
Bright Horizons Family Solutions, Inc. (a)	93,640	9,551,280

Electronic Equipment, Instruments & Components—5.9%
Cognex Corp.	196,245	8,285,464
Littelfuse, Inc.	75,680	10,097,225
Novanta, Inc. (a)	138,110	11,032,227
Rogers Corp. (a)	119,890	11,320,014
Zebra Technologies Corp. - Class A (a)	45,067	8,274,301

		49,009,231

Energy Equipment & Services—0.4%
Cactus, Inc. - Class A	132,995	1,542,742
Pason Systems, Inc.	361,060	1,616,682

		3,159,424

Food & Staples Retailing—0.5%
Grocery Outlet Holding Corp. (a)	123,915	4,255,241

Food Products—1.5%
J&J Snack Foods Corp.	35,469	4,291,749
Lancaster Colony Corp.	53,990	7,809,114

		12,100,863

Health Care Equipment & Supplies—8.7%
Atrion Corp.	11,640	7,566,000
Cantel Medical Corp.	128,337	4,607,298
Haemonetics Corp. (a)	176,861	17,625,967
Heska Corp. (a)	35,375	1,956,238
IDEXX Laboratories, Inc. (a)	51,770	12,540,765
Neogen Corp. (a)	73,695	4,936,828
West Pharmaceutical Services, Inc.	149,691	22,790,455

		72,023,551

Health Care Providers & Services—3.1%
Chemed Corp.	46,276	20,046,763
National Research Corp.	74,070	3,368,704
U.S. Physical Therapy, Inc.	32,210	2,222,490

		25,637,957

BHFTII-243

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Technology—0.3%
Simulations Plus, Inc.	80,450	$2,809,314

Hotels, Restaurants & Leisure—0.8%
Texas Roadhouse, Inc.	152,450	6,296,185

Household Products—2.8%
Church & Dwight Co., Inc.	160,645	10,310,196
WD-40 Co.	64,375	12,929,719

		23,239,915

Industrial Conglomerates—0.1%
Raven Industries, Inc.	23,949	508,437

Insurance—2.2%
AMERISAFE, Inc.	111,230	7,170,998
RLI Corp.	124,390	10,937,613

		18,108,611

IT Services—1.8%
Computer Services, Inc.	51,260	2,062,190
Jack Henry & Associates, Inc.	83,870	13,019,979

		15,082,169

Life Sciences Tools & Services—2.9%
Bio-Techne Corp.	92,835	17,603,373
ICON plc (a)	46,927	6,382,072

		23,985,445

Machinery—6.2%
Graco, Inc.	157,825	7,690,812
Kadant, Inc.	32,590	2,432,844
Lindsay Corp.	49,820	4,562,516
Middleby Corp. (The) (a)	69,705	3,964,820
Nordson Corp.	62,432	8,432,690
RBC Bearings, Inc. (a)	101,185	11,412,656
Toro Co. (The)	195,225	12,707,195

		51,203,533

Media—3.1%
Cable One, Inc.	8,310	13,661,723
Gray Television, Inc. (a)	227,755	2,446,089
Nexstar Media Group, Inc. - Class A	147,085	8,491,217
TechTarget, Inc. (a)	59,895	1,234,436

		25,833,465

Multiline Retail—0.4%
Ollie’s Bargain Outlet Holdings, Inc. (a)	64,500	2,988,930

Professional Services—2.1%
Exponent, Inc.	247,107	17,769,464

Real Estate Management & Development—1.0%
FirstService Corp.	107,270	8,272,662

Semiconductors & Semiconductor Equipment—4.8%
Cabot Microelectronics Corp.	114,860	13,110,120
Lattice Semiconductor Corp. (a)	204,395	3,642,319
MKS Instruments, Inc.	85,680	6,978,636
Power Integrations, Inc.	179,860	15,887,034

		39,618,109

Software—11.5%
Altair Engineering, Inc. - Class A (a)	146,995	3,895,367
Aspen Technology, Inc. (a)	197,675	18,792,962
Fair Isaac Corp. (a)	65,820	20,252,156
Manhattan Associates, Inc. (a)	265,681	13,236,227
Model N, Inc. (a)	142,400	3,162,704
Qualys, Inc. (a)	174,120	15,146,699
SPS Commerce, Inc. (a)	7,150	332,547
Tyler Technologies, Inc. (a)	66,685	19,776,104

		94,594,766

Specialty Retail—2.5%
Asbury Automotive Group, Inc. (a)	76,750	4,238,903
Floor & Decor Holdings, Inc. - Class A (a)	126,370	4,055,213
Lithia Motors, Inc. - Class A	48,930	4,001,985
Monro, Inc.	87,215	3,820,889
Tractor Supply Co.	52,690	4,454,939

		20,571,929

Trading Companies & Distributors—1.9%
Applied Industrial Technologies, Inc.	47,126	2,154,601
Richelieu Hardware, Ltd.	155,810	2,461,206
SiteOne Landscape Supply, Inc. (a)	58,740	4,324,439
Watsco, Inc.	43,560	6,883,787

		15,824,033

Total Common Stocks (Cost $607,797,341)		815,712,351

Short-Term Investment—1.3%

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $10,457,400; collateralized by U.S. Treasury Note at 1.750%, maturing 06/15/22, with a market value of $10,670,191.	10,457,400	10,457,400

Total Short-Term Investments (Cost $10,457,400)		10,457,400

Total Investments—100.0% (Cost $618,254,741)		826,169,751
Other assets and liabilities (net)—0.0%		(252,111)

Net Assets—100.0%		$825,917,640

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.

BHFTII-244

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$3,987,219	$—	$—	$3,987,219
Airlines	3,509,629	—	—	3,509,629
Auto Components	15,790,568	—	—	15,790,568
Banks	80,519,187	—	—	80,519,187
Biotechnology	9,702,833	3,485,979	—	13,188,812
Building Products	10,778,356	—	—	10,778,356
Capital Markets	34,804,655	—	—	34,804,655
Chemicals	17,955,796	—	—	17,955,796
Commercial Services & Supplies	34,210,291	—	—	34,210,291
Communications Equipment	10,465,690	—	—	10,465,690
Construction & Engineering	6,414,440	—	—	6,414,440
Construction Materials	5,617,083	—	—	5,617,083
Containers & Packaging	10,902,517	—	—	10,902,517
Distributors	25,123,594	—	—	25,123,594
Diversified Consumer Services	9,551,280	—	—	9,551,280
Electronic Equipment, Instruments & Components	49,009,231	—	—	49,009,231
Energy Equipment & Services	3,159,424	—	—	3,159,424
Food & Staples Retailing	4,255,241	—	—	4,255,241
Food Products	12,100,863	—	—	12,100,863
Health Care Equipment & Supplies	72,023,551	—	—	72,023,551
Health Care Providers & Services	25,637,957	—	—	25,637,957
Health Care Technology	2,809,314	—	—	2,809,314
Hotels, Restaurants & Leisure	6,296,185	—	—	6,296,185
Household Products	23,239,915	—	—	23,239,915
Industrial Conglomerates	508,437	—	—	508,437
Insurance	18,108,611	—	—	18,108,611
IT Services	15,082,169	—	—	15,082,169
Life Sciences Tools & Services	23,985,445	—	—	23,985,445
Machinery	51,203,533	—	—	51,203,533
Media	25,833,465	—	—	25,833,465
Multiline Retail	2,988,930	—	—	2,988,930
Professional Services	17,769,464	—	—	17,769,464
Real Estate Management & Development	8,272,662	—	—	8,272,662
Semiconductors & Semiconductor Equipment	39,618,109	—	—	39,618,109
Software	94,594,766	—	—	94,594,766
Specialty Retail	20,571,929	—	—	20,571,929
Trading Companies & Distributors	13,362,827	2,461,206	—	15,824,033
Total Common Stocks	809,765,166	5,947,185	—	815,712,351
Total Short-Term Investment*	—	10,457,400	—	10,457,400
Total Investments	$809,765,166	$16,404,585	$—	$826,169,751

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-245

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—95.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
Boeing Co. (The)	119,537	$17,827,748
Teledyne Technologies, Inc. (a)	32,467	9,651,465

		27,479,213

Auto Components—0.4%
Aptiv plc	163,574	8,054,384

Automobiles—0.9%
Ferrari NV	123,124	18,785,029

Biotechnology—2.8%
AbbVie, Inc.	131,600	10,026,604
Biogen, Inc. (a)	41,200	13,034,856
Incyte Corp. (a)	62,360	4,566,623
Vertex Pharmaceuticals, Inc. (a)	119,699	28,482,377

		56,110,460

Capital Markets—1.7%
Goldman Sachs Group, Inc. (The)	51,300	7,930,467
MSCI, Inc.	15,634	4,517,601
S&P Global, Inc.	51,467	12,611,988
TD Ameritrade Holding Corp.	197,473	6,844,414
XP, Inc. - Class A (a) (b)	73,357	1,415,057

		33,319,527

Chemicals—0.6%
Linde plc	63,807	11,038,611

Commercial Services & Supplies—0.4%
Cintas Corp. (b)	49,200	8,522,424

Electronic Equipment, Instruments & Components—0.2%
Hexagon AB—B Shares	80,446	3,431,309

Entertainment—3.1%
Netflix, Inc. (a)	136,270	51,169,385
Spotify Technology S.A. (a)	91,500	11,111,760

		62,281,145

Health Care Equipment & Supplies—4.1%
Alcon, Inc. (a)	197,405	10,073,977
Becton Dickinson & Co.	63,523	14,595,680
Intuitive Surgical, Inc. (a)	58,486	28,962,852
Stryker Corp.	162,849	27,112,730

		80,745,239

Health Care Providers & Services—6.3%
Anthem, Inc.	87,218	19,801,975
Centene Corp. (a)	420,322	24,971,330
Cigna Corp. (a)	130,023	23,037,475
HCA Healthcare, Inc.	148,257	13,320,891
Humana, Inc.	18,900	5,934,978
UnitedHealth Group, Inc.	147,115	36,687,539

		123,754,188

Hotels, Restaurants & Leisure—2.2%
Chipotle Mexican Grill, Inc. (a)	16,489	10,790,402
Las Vegas Sands Corp.	279,918	11,888,117
Marriott International, Inc. - Class A	104,755	7,836,722
Wynn Resorts, Ltd. (b)	204,711	12,321,555

		42,836,796

Industrial Conglomerates—1.7%
General Electric Co.	1,648,400	13,088,296
Roper Technologies, Inc. (b)	68,309	21,299,429

		34,387,725

Insurance—0.6%
Chubb, Ltd.	100,636	11,240,035

Interactive Media & Services—13.4%
Alphabet, Inc. - Class A (a)	55,020	63,930,489
Alphabet, Inc. - Class C (a)	47,888	55,684,645
Facebook, Inc. - Class A (a)	584,479	97,491,097
IAC/InterActiveCorp (a)	56,777	10,176,142
Match Group, Inc. (a) (b)	101,243	6,686,088
Snap, Inc. - Class A (a) (b)	1,178,428	14,011,509
Tencent Holdings, Ltd.	351,285	17,129,209

		265,109,179

Internet & Direct Marketing Retail—11.8%
Alibaba Group Holding, Ltd. (ADR) (a)	236,284	45,952,512
Amazon.com, Inc. (a)	89,922	175,322,722
Booking Holdings, Inc. (a)	8,341	11,221,314

		232,496,548

IT Services—12.8%
Fidelity National Information Services, Inc.	338,582	41,185,115
Fiserv, Inc. (a)	293,393	27,869,401
Global Payments, Inc. (b)	169,356	24,426,216
MasterCard, Inc. - Class A	270,040	65,230,862
PayPal Holdings, Inc. (a)	239,234	22,904,263
Stripe, Inc. - Class B† (a) (c) (d)	63,278	734,696
Visa, Inc. - A Shares (b)	442,428	71,283,999

		253,634,552

Machinery—1.2%
Fortive Corp.	242,338	13,374,634
Westinghouse Air Brake Technologies Corp. (b)	207,276	9,976,194

		23,350,828

Multi-Utilities—0.6%
Sempra Energy	101,165	11,430,633

Multiline Retail—0.9%
Dollar Tree, Inc. (a)	141,965	10,430,168
Dollarama, Inc. (b)	292,981	8,127,605

		18,557,773

BHFTII-246

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—0.4%
Concho Resources, Inc.	73,800	$3,162,330
Pioneer Natural Resources Co.	64,155	4,500,473

		7,662,803

Professional Services—1.6%
Equifax, Inc.	97,390	11,633,236
TransUnion	300,813	19,907,804

		31,541,040

Road & Rail—0.9%
J.B. Hunt Transport Services, Inc.	95,620	8,819,033
Union Pacific Corp.	61,038	8,608,799

		17,427,832

Semiconductors & Semiconductor Equipment—3.0%
Advanced Micro Devices, Inc. (a) (b)	280,400	12,752,592
ASML Holding NV	80,144	20,968,876
Marvell Technology Group, Ltd. (b)	657,921	14,888,752
NVIDIA Corp.	41,000	10,807,600

		59,417,820

Software—15.5%
Adobe, Inc. (a)	23,200	7,383,168
Datadog, Inc. - Class A (a)	150,800	5,425,784
Intuit, Inc.	133,320	30,663,600
Microsoft Corp.	866,034	136,582,222
Paycom Software, Inc. (a) (b)	50,017	10,103,934
Salesforce.com, Inc. (a)	244,093	35,144,510
ServiceNow, Inc. (a) (b)	69,592	19,943,676
Slack Technologies, Inc. - Class A (a) (b)	286,256	7,683,111
Snowflake, Inc. - Class B† (a) (c) (d)	5,790	224,478
Splunk, Inc. (a)	147,584	18,629,528
Temenos AG (b)	77,199	10,122,684
VMware, Inc. - Class A (a) (b)	121,826	14,753,129
Workday, Inc. - Class A (a)	72,792	9,478,974

		306,138,798

Specialty Retail—1.1%
Carvana Co. (a)	77,077	4,246,172
Ross Stores, Inc.	136,847	11,901,584
Ulta Beauty, Inc. (a)	34,757	6,106,805

		22,254,561

Technology Hardware, Storage & Peripherals—4.7%
Apple, Inc.	368,797	93,781,389

Textiles, Apparel & Luxury Goods—0.8%
lululemon athletica, Inc. (a)	80,876	15,330,046

Total Common Stocks (Cost $1,515,218,686)		1,880,119,887

Convertible Preferred Stocks—2.1%
Security Description	Shares/ Principal Amount*	Value

Automobiles—0.6%
Aurora Innovation, Inc. - Series B† (a) (c) (d)	205,250	$1,403,458
GM Cruise Holdings LLC - Series F† (a) (c) (d)	196,100	2,648,331
Rivian Automotive, Inc. - Series D† (a) (c) (d)	675,570	7,258,324

		11,310,113

Internet & Direct Marketing Retail—1.2%
Airbnb, Inc. - Series D† (a) (c) (d)	97,047	7,387,218
Airbnb, Inc. - Series E† (a) (c) (d)	9,760	742,931
ANT International Co., Ltd. - Class C† (a) (c) (d)	1,458,697	10,240,053
DoorDash, Inc. - Series G† (a) (c) (d)	10,069	1,413,445
Xiaoju Kuaizhi, Inc. - Series A-17† (a) (c) (d)	91,053	3,431,769

		23,215,416

Real Estate Management & Development—0.0%
WeWork Cos., Inc. - Series E† (a) (c) (d)	60,866	219,118

Software—0.3%
Magic Leap, Inc. - Series C† (a) (c) (d)	124,428	2,120,801
Magic Leap, Inc. - Series D† (a) (c) (d)	90,348	1,624,638
UiPath, Inc. - Series D-1† (a) (c) (d)	70,352	2,048,671
UiPath, Inc. - Series D-2† (a) (c) (d)	11,813	343,998

		6,138,108

Total Convertible Preferred Stocks (Cost $40,724,523)		40,882,755

Short-Term Investment—3.4%

Mutual Fund—3.4%
T. Rowe Price Government Reserve Fund (e)	67,406,025	67,406,025

Total Short-Term Investments (Cost $67,406,025)		67,406,025

Securities Lending Reinvestments (f)—8.6%

Certificates of Deposit—6.7%
Banco del Estado de Chile 1.316%, 1M LIBOR + 0.300%, 07/06/20 (g)	3,000,000	2,987,781
Bank of Montreal 0.990%, 06/08/20	2,000,000	1,999,080
Bank of Montreal (Chicago) 0.420%, SOFR + 0.410%, 10/02/20 (g)	1,000,000	997,480
0.440%, FEDEFF PRV + 0.350%, 08/06/20 (g)	2,000,000	1,990,798
0.907%, 1M LIBOR + 0.110%, 11/13/20 (g)	1,000,000	997,350
Bank of Nova Scotia 0.380%, FEDEFF PRV + 0.290%, 07/10/20 (g)	1,998,785	1,993,640
0.875%, 1M LIBOR + 0.170%, 05/15/20 (g)	3,000,000	2,993,106
1.225%, 1M LIBOR + 0.220%, 01/08/21 (g)	2,000,000	1,995,400
BNP Paribas S.A. New York 1.345%, 1M LIBOR + 0.340%, 10/09/20 (g)	2,000,000	1,984,566
China Construction Bank Corp. 2.250%, 04/03/20	6,000,186	6,000,900

BHFTII-247

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Commonwealth Bank of Australia 0.975%, 1M LIBOR + 0.175%, 04/16/20 (g)	5,000,000	$4,995,950
Credit Agricole S.A. 0.510%, FEDEFF PRV + 0.420%, 07/20/20 (g)	2,000,000	1,993,488
1.790%, 05/04/20	7,000,000	7,005,180
Credit Industriel et Commercial 0.520%, FEDEFF PRV + 0.430%, 07/20/20 (g)	2,000,000	1,993,900
Credit Suisse AG 0.470%, SOFR + 0.460%, 11/03/20 (g)	5,000,000	4,972,850
Goldman Sachs Bank USA 0.210%, SOFR + 0.200%, 02/22/21 (g)	1,500,000	1,489,560
0.220%, SOFR + 0.210%, 02/22/21 (g)	1,500,000	1,489,695
KBC Bank NV 1.800%, 04/14/20	6,003,646	6,002,040
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 06/09/20	997,375	997,880
MUFG Bank Ltd. 1.790%, 07/17/20	2,000,000	2,004,120
National Australia Bank, Ltd. 1.195%, 1M LIBOR + 0.190%, 04/08/20 (g)	5,000,000	4,998,250
1.790%, 07/14/20	5,000,000	5,013,400
Natixis S.A. (New York) 0.410%, FEDEFF PRV + 0.320%, 04/09/20 (g)	1,000,050	999,840
NatWest Bank plc 1.860%, 04/14/20	7,000,000	7,001,890
Norinchukin Bank 1.850%, 04/07/20	4,000,102	4,001,200
Rabobank International London 1.073%, 1M LIBOR + 0.210%, 01/08/21 (g)	2,000,000	2,000,000
1.115%, 1M LIBOR + 0.190%, 04/24/20 (g)	5,000,000	4,994,550
Royal Bank of Canada New York 0.250%, SOFR + 0.240%, 07/08/20 (g)	5,000,000	4,984,650
0.270%, FEDEFF PRV + 0.180%, 02/12/21 (g)	2,000,000	1,977,460
Skandinaviska Enskilda Banken AB 2.059%, 3M LIBOR + 0.150%, 10/02/20 (g)	4,010,461	3,989,040
Societe Generale 0.540%, FEDEFF PRV + 0.450%, 08/14/20 (g)	4,000,000	3,979,704
Standard Chartered Bank 0.240%, FEDEFF PRV + 0.150%, 08/26/20 (g)	2,000,000	1,989,660
Sumitomo Mitsui Banking Corp. 1.735%, 1M LIBOR + 0.220%, 08/03/20 (g)	5,000,684	4,998,200
1.930%, 04/21/20	1,007,822	1,000,630
1.950%, 04/22/20	3,000,000	3,001,950
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 05/18/20	1,987,807	1,996,580
Svenska Handelsbanken AB 1.144%, 1M LIBOR + 0.220%, 07/22/20 (g)	5,000,000	4,998,700
1.557%, 1M LIBOR + 0.180%, 06/05/20 (g)	5,000,000	5,000,850
Toronto-Dominion Bank 0.440%, FEDEFF PRV + 0.350%, 07/31/20 (g)	1,000,000	996,080
UBS AG 1.394%, 3M LIBOR + 0.080%, 12/04/20 (g)	2,000,000	1,989,700
Wells Fargo Bank N.A. 0.440%, FEDEFF PRV + 0.350%, 08/20/20 (g)	5,000,000	5,000,000

		131,797,098

Commercial Paper—1.1%
Santander UK plc 1.825%, 04/07/20	4,976,934	4,999,400
Starbird Funding, Corp. 1.616%, 1M LIBOR + 0.260%, 05/04/20 (g)	5,000,000	4,993,235
UBS AG 1.281%, 1M LIBOR + 0.340%, 07/28/20 (g)	7,000,000	7,000,420
Versailles LLC 1.500%, 05/22/20	1,993,000	1,995,520
Westpac Banking Corp. 1.091%, 1M LIBOR + 0.150%, 05/29/20 (g)	3,999,878	4,000,560

		22,989,135

Repurchase Agreements—0.5%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.010%, due on 04/01/20 with a maturity value of $2,694,575; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $2,748,466.	2,694,574	2,694,574
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $5,002,090; collateralized by various Common Stock with an aggregate market value of $5,500,000.	5,000,000	5,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $2,000,008; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $2,040,001.	2,000,000	2,000,000

		9,694,574

Time Deposit—0.1%
Rabobank International Netherlands 0.080%, 04/01/20	1,000,000	1,000,000

Mutual Funds—0.2%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (h)	2,000,000	2,000,000
Wells Fargo Government Money Market Fund, Select Class 0.350% (h)	3,000,000	3,000,000

		5,000,000

Total Securities Lending Reinvestments (Cost $170,677,428)		170,480,807

Total Investments—109.2% (Cost $1,794,026,662)		2,158,889,474
Other assets and liabilities (net)—(9.2)%		(182,587,435)

Net Assets—100.0%		$1,976,302,039

BHFTII-248

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2020, the market value of restricted securities was $41,841,929, which is 2.1% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $161,807,498 and the collateral received consisted of cash in the amount of $170,671,302 and non-cash collateral with a value of $680,147. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2020, these securities represent 2.1% of net assets.
(e)	Affiliated Issuer.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2020.

Restricted Securities	Acquisition Date	Shares	Cost	Value
ANT International Co., Ltd. - Class C	06/07/18	1,458,697	$8,183,290	$10,240,053
Airbnb, Inc. - Series D	04/16/14	97,047	3,951,078	7,387,218
Airbnb, Inc. - Series E	01/28/16	9,760	908,601	742,931
Aurora Innovation, Inc. - Series B	03/01/19	205,250	1,896,572	1,403,458
DoorDash, Inc. - Series G	11/12/19	10,069	1,910,060	1,413,445
GM Cruise Holdings LLC - Series F	05/07/19	196,100	3,578,825	2,648,331
Magic Leap, Inc. - Series C	01/20/16	124,428	2,865,950	2,120,801
Magic Leap, Inc. - Series D	10/12/17	90,348	2,439,396	1,624,638
Rivian Automotive, Inc. - Series D	12/23/19	675,570	7,258,324	7,258,324
Snowflake, Inc. - Class B	03/17/20	5,790	224,574	224,478
Stripe, Inc. - Class B	12/17/19	63,278	992,832	734,696
UiPath, Inc. - Series D-1	04/26/19	70,352	2,768,471	2,048,671
UiPath, Inc. - Series D-2	04/26/19	11,813	464,861	343,998
WeWork Cos., Inc. - Series E	06/23/15	60,866	2,001,857	219,118
Xiaoju Kuaizhi, Inc. - Series A-17	10/19/15	91,053	2,497,238	3,431,769

				$41,841,929

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-249

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$27,479,213	$—	$—	$27,479,213
Auto Components	8,054,384	—	—	8,054,384
Automobiles	18,785,029	—	—	18,785,029
Biotechnology	56,110,460	—	—	56,110,460
Capital Markets	33,319,527	—	—	33,319,527
Chemicals	11,038,611	—	—	11,038,611
Commercial Services & Supplies	8,522,424	—	—	8,522,424
Electronic Equipment, Instruments & Components	—	3,431,309	—	3,431,309
Entertainment	62,281,145	—	—	62,281,145
Health Care Equipment & Supplies	70,671,262	10,073,977	—	80,745,239
Health Care Providers & Services	123,754,188	—	—	123,754,188
Hotels, Restaurants & Leisure	42,836,796	—	—	42,836,796
Industrial Conglomerates	34,387,725	—	—	34,387,725
Insurance	11,240,035	—	—	11,240,035
Interactive Media & Services	247,979,970	17,129,209	—	265,109,179
Internet & Direct Marketing Retail	232,496,548	—	—	232,496,548
IT Services	252,899,856	—	734,696	253,634,552
Machinery	23,350,828	—	—	23,350,828
Multi-Utilities	11,430,633	—	—	11,430,633
Multiline Retail	18,557,773	—	—	18,557,773
Oil, Gas & Consumable Fuels	7,662,803	—	—	7,662,803
Professional Services	31,541,040	—	—	31,541,040
Road & Rail	17,427,832	—	—	17,427,832
Semiconductors & Semiconductor Equipment	59,417,820	—	—	59,417,820
Software	295,791,636	10,122,684	224,478	306,138,798
Specialty Retail	22,254,561	—	—	22,254,561
Technology Hardware, Storage & Peripherals	93,781,389	—	—	93,781,389
Textiles, Apparel & Luxury Goods	15,330,046	—	—	15,330,046
Total Common Stocks	1,838,403,534	40,757,179	959,174	1,880,119,887
Total Convertible Preferred Stocks*	—	—	40,882,755	40,882,755
Total Short-Term Investment*	67,406,025	—	—	67,406,025
Securities Lending Reinvestments
Certificates of Deposit	—	131,797,098	—	131,797,098
Commercial Paper	—	22,989,135	—	22,989,135
Repurchase Agreements	—	9,694,574	—	9,694,574
Time Deposit	—	1,000,000	—	1,000,000
Mutual Funds	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	165,480,807	—	170,480,807
Total Investments	$1,910,809,559	$206,237,986	$41,841,929	$2,158,889,474

Collateral for Securities Loaned (Liability)	$—	$(170,671,302)	$—	$(170,671,302)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-250

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Investments in Securities	Balance as of December 31, 2019	Change in Unrealized Depreciation	Purchases	Balance as of March 31, 2020	Change in Unrealized Depreciation from Investments Held at March 31, 2020
Common Stocks
IT Services	$992,832	$(258,136)	$—	$734,696	$(258,136)
Software	—	(96)	224,574	224,478	(96)
Convertible Preferred Stocks
Automobiles	12,733,721	(1,423,608)	—	11,310,113	(1,423,608)
Internet & Direct Marketing Retail	29,958,238	(6,742,822)	—	23,215,416	(6,742,822)
Real Estate Management & Development	856,993	(637,875)	—	219,118	(637,875)
Software	8,294,739	(2,156,631)	—	6,138,108	(2,156,631)

	$52,836,523	$(11,219,168)	$224,574	$41,841,929	$(11,219,168)

	Fair Value at March 31, 2020	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
IT Services	$734,696	Market Transaction Method	Precedent Transaction	$15.69	$15.69	$15.69	Increase
			Discount for Market Volatility	26.00%	26.00%	26.00%	Decrease
Software	224,478	Market Transaction Method	Precedent Transaction	$38.77	$38.77	$38.77	Increase
Convertible Preferred Stocks
Automobiles	1,403,458	Market Transaction Method	Precedent Transaction (Split Adj.)	$9.24	$9.24	$9.24	Increase
			Discount for Market Volatility	26.00%	26.00%	26.00%	Decrease
	2,648,331	Market Transaction Method	Precedent Transaction (Split Adj.)	$18.25	$18.25	$18.25	Increase
			Discount for Market Volatility	26.00%	26.00%	26.00%	Decrease
	7,258,324	Market Transaction Method	Precedent Transaction	$10.74	$10.74	$10.74	Increase
Internet & Direct Marketing Retail	8,130,149	Comparable Company Analysis	Enterprise Value/Revenue	3.0x	3.6x	3.2x	Increase
			Enterprise Value/Gross Profit	3.4x	3.9x	3.5x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	10,240,053	Market Transaction Method	Precedent Transaction	$5.61	$5.61	$5.61	Increase
		Comparable Company Analysis	Enterprise Value/Gross Profit	10.9x	10.9x	10.9x	Increase
			Enterprise Value/EBIT	15.7x	19.9x	17.8x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	3,431,769	Market Transaction Method	Secondary Market Transaction	$50.93	$50.93	$50.93	Increase
			Discount for Market Volatility	26.00%	26.00%	26.00%	Decrease
	1,413,445	Market Transaction Method	Precedent Transaction	$189.70	$189.70	$189.70	Increase
			Discount for Market Volatility	26.00%	26.00%	26.00%	Decrease
Real Estate Management & Development	219,118	Market Transaction Method	Pending Share Issuance	$4.00	$4.00	$4.00	Increase
			Discount for Lack of Certainty	10.00%	10.00%	10.00%	Decrease
Software	3,745,439	Market Transaction Method	Precedent Transaction	$27.00	$27.00	$27.00	Increase
			Discount for Liquidation Preference	20.00%	32.00%	26.79%	Decrease
			Discount for Market Volatility	7.50%	7.50%	7.50%	Decrease
	2,392,669	Market Transaction Method	Precedent Transaction	$39.35	$39.35	$39.35	Increase
			Discount for Market Volatility	26.00%	26.00%	26.00%	Decrease

BHFTII-251

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.3%
Aerojet Rocketdyne Holdings, Inc. (a) (b)	214,281	$8,963,374
Curtiss-Wright Corp.	64,025	5,916,550
HEICO Corp. - Class A	80,463	5,141,586
Hexcel Corp.	90,721	3,373,914
Moog, Inc. - Class A	70,643	3,569,591
Teledyne Technologies, Inc. (a)	27,372	8,136,874

		35,101,889

Air Freight & Logistics—0.3%
XPO Logistics, Inc. (a)	68,969	3,362,239

Auto Components—0.3%
LCI Industries	45,229	3,022,654

Automobiles—0.0%
Thor Industries, Inc. (b)	8,550	360,639

Banks—1.2%
Ameris Bancorp	95,765	2,275,376
Carolina Financial Corp.	23,628	611,256
CenterState Bank Corp.	153,318	2,641,669
First Bancorp	110,825	2,557,841
Signature Bank	22,141	1,779,915
Western Alliance Bancorp	104,604	3,201,929

		13,067,986

Beverages—1.0%
Boston Beer Co., Inc. (The) - Class A (a) (b)	18,382	6,756,488
Coca-Cola Consolidated, Inc.	18,848	3,930,373

		10,686,861

Biotechnology—7.8%
ACADIA Pharmaceuticals, Inc. (a)	155,997	6,590,873
Acceleron Pharma, Inc. (a)	52,767	4,742,170
Agios Pharmaceuticals, Inc. (a) (b)	57,563	2,042,335
Aimmune Therapeutics, Inc. (a) (b)	58,235	839,749
Alkermes plc (a)	88,185	1,271,628
Alnylam Pharmaceuticals, Inc. (a)	8,492	924,354
Amicus Therapeutics, Inc. (a)	95,674	884,028
Bluebird Bio, Inc. (a) (b)	12,714	584,336
Blueprint Medicines Corp. (a)	58,507	3,421,489
CRISPR Therapeutics AG (a)	52,925	2,244,549
Deciphera Pharmaceuticals, Inc. (a)	26,600	1,095,122
Emergent BioSolutions, Inc. (a) (b)	101,649	5,881,411
Enanta Pharmaceuticals, Inc. (a)	12,232	629,092
Exact Sciences Corp. (a) (b)	92,447	5,361,926
Exelixis, Inc. (a)	103,167	1,776,536
FibroGen, Inc. (a) (b)	60,106	2,088,684
Global Blood Therapeutics, Inc. (a) (b)	72,087	3,682,925
Immunomedics, Inc. (a)	102,648	1,383,695
Insmed, Inc. (a) (b)	124,094	1,989,227
Ionis Pharmaceuticals, Inc. (a)	22,305	1,054,580
Iovance Biotherapeutics, Inc. (a)	59,400	1,778,139
Ironwood Pharmaceuticals, Inc. (a) (b)	108,682	1,096,601
Karyopharm Therapeutics, Inc. (a)	22,727	436,586

Biotechnology—(Continued)
Kodiak Sciences, Inc. (a) (b)	65,544	$3,126,449
Ligand Pharmaceuticals, Inc. (a) (b)	36,717	2,670,060
Madrigal Pharmaceuticals, Inc. (a) (b)	5,512	367,981
Mirati Therapeutics, Inc. (a) (b)	34,986	2,689,374
Neurocrine Biosciences, Inc. (a)	31,038	2,686,339
Principia Biopharma, Inc. (a)	27,300	1,621,074
PTC Therapeutics, Inc. (a)	69,400	3,095,934
Sage Therapeutics, Inc. (a) (b)	34,513	991,213
Sarepta Therapeutics, Inc. (a)	21,383	2,091,685
Seattle Genetics, Inc. (a)	28,906	3,335,174
Ultragenyx Pharmaceutical, Inc. (a) (b)	67,836	3,013,954
uniQure NV (a)	48,800	2,315,560
Xencor, Inc. (a) (b)	72,115	2,154,796

		81,959,628

Building Products—1.1%
AAON, Inc. (b)	60,008	2,899,587
Lennox International, Inc. (b)	31,241	5,679,301
Patrick Industries, Inc.	101,336	2,853,622

		11,432,510

Capital Markets—1.6%
Cboe Global Markets, Inc.	50,438	4,501,591
E*Trade Financial Corp.	25,040	859,373
FactSet Research Systems, Inc.	10,789	2,812,477
MarketAxess Holdings, Inc.	25,049	8,330,546

		16,503,987

Chemicals—2.9%
AdvanSix, Inc. (a)	55,765	531,998
Chase Corp.	41,830	3,442,191
HB Fuller Co.	51,613	1,441,551
Ingevity Corp. (a)	86,574	3,047,405
Innospec, Inc.	75,878	5,272,762
Minerals Technologies, Inc.	37,931	1,375,378
NewMarket Corp.	12,325	4,718,873
PolyOne Corp.	27,597	523,515
Quaker Chemical Corp. (b)	25,088	3,168,113
Scotts Miracle-Gro Co. (The)	43,068	4,410,163
Stepan Co.	24,046	2,127,109

		30,059,058

Commercial Services & Supplies—2.3%
Casella Waste Systems, Inc. - Class A (a)	197,047	7,696,656
IAA, Inc. (a)	158,200	4,739,672
McGrath RentCorp	44,900	2,351,862
Rollins, Inc.	69,539	2,513,140
U.S. Ecology, Inc.	57,270	1,741,008
UniFirst Corp.	35,749	5,401,316

		24,443,654

Communications Equipment—0.5%
Ubiquiti, Inc. (b)	34,583	4,896,261

BHFTII-252

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Construction & Engineering—0.7%
Comfort Systems USA, Inc.	70,703	$2,584,195
EMCOR Group, Inc.	78,800	4,832,016

		7,416,211

Construction Materials—0.3%
Eagle Materials, Inc.	59,399	3,470,090

Consumer Finance—0.3%
Green Dot Corp. - Class A (a)	36,433	925,034
SLM Corp.	251,438	1,807,839

		2,732,873

Containers & Packaging—0.5%
Berry Global Group, Inc. (a)	143,918	4,851,476

Distributors—0.9%
Pool Corp.	46,253	9,101,203

Diversified Consumer Services—2.7%
Bright Horizons Family Solutions, Inc. (a)	42,268	4,311,336
frontdoor, Inc. (a)	103,638	3,604,530
Grand Canyon Education, Inc. (a) (b)	60,056	4,581,372
Service Corp. International	164,156	6,420,141
ServiceMaster Global Holdings, Inc. (a)	158,163	4,270,401
Strategic Education, Inc.	29,685	4,148,776
WW International, Inc. (a)	41,653	704,352

		28,040,908

Diversified Telecommunication Services—0.6%
GCI Liberty, Inc. - Class A (a) (b)	118,614	6,757,440

Electrical Equipment—0.9%
Atkore International Group, Inc. (a)	147,124	3,099,903
Generac Holdings, Inc. (a)	73,206	6,820,603

		9,920,506

Electronic Equipment, Instruments & Components—3.3%
Cognex Corp.	74,603	3,149,739
Coherent, Inc. (a)	38,153	4,059,861
ePlus, Inc. (a)	17,400	1,089,588
Littelfuse, Inc.	40,555	5,410,848
Novanta, Inc. (a)	87,454	6,985,825
OSI Systems, Inc. (a)	64,854	4,469,738
Tech Data Corp. (a)	18,388	2,406,070
Zebra Technologies Corp. - Class A (a)	37,562	6,896,383

		34,468,052

Energy Equipment & Services—0.2%
Apergy Corp. (a) (b)	121,700	699,775
Computer Modelling Group, Ltd.	39,025	106,207
Dril-Quip, Inc. (a)	42,410	1,293,505

		2,099,487

Entertainment—1.0%
Live Nation Entertainment, Inc. (a) (b)	33,846	1,538,639

Entertainment—(Continued)
Take-Two Interactive Software, Inc. (a)	46,621	5,529,717
Zynga, Inc. - Class A (a)	495,400	3,393,490

		10,461,846

Equity Real Estate Investment Trusts—4.2%
Americold Realty Trust	229,959	7,827,804
CoreSite Realty Corp.	55,258	6,404,402
CubeSmart	184,171	4,933,941
CyrusOne, Inc.	90,427	5,583,867
Equity LifeStyle Properties, Inc.	69,342	3,985,778
First Industrial Realty Trust, Inc.	158,224	5,257,784
PS Business Parks, Inc.	23,811	3,226,867
Terreno Realty Corp.	139,217	7,204,480
Universal Health Realty Income Trust	2,300	231,863

		44,656,786

Food & Staples Retailing—1.6%
Casey’s General Stores, Inc.	62,263	8,249,225
Performance Food Group Co. (a)	200,621	4,959,351
Sprouts Farmers Market, Inc. (a) (b)	185,834	3,454,654

		16,663,230

Food Products—1.4%
J&J Snack Foods Corp. (b)	39,332	4,759,172
John B Sanfilippo & Son, Inc. (b)	32,219	2,880,379
Post Holdings, Inc. (a)	58,156	4,825,203
TreeHouse Foods, Inc. (a)	52,389	2,312,974

		14,777,728

Health Care Equipment & Supplies—6.6%
Cantel Medical Corp.	61,207	2,197,331
Cooper Cos., Inc. (The)	9,266	2,554,358
Globus Medical, Inc. - Class A (a) (b)	98,652	4,195,670
Haemonetics Corp. (a)	72,169	7,192,363
ICU Medical, Inc. (a)	40,869	8,246,138
Inogen, Inc. (a)	14,707	759,764
Insulet Corp. (a) (b)	24,063	3,986,758
Lantheus Holdings, Inc. (a)	171,032	2,182,368
LivaNova plc (a)	42,420	1,919,505
Masimo Corp. (a)	65,284	11,563,102
Merit Medical Systems, Inc. (a)	74,000	2,312,500
Nevro Corp. (a) (b)	25,600	2,559,488
NuVasive, Inc. (a)	73,974	3,747,523
Penumbra, Inc. (a) (b)	34,900	5,630,417
Tandem Diabetes Care, Inc. (a) (b)	28,700	1,846,845
West Pharmaceutical Services, Inc.	56,014	8,528,131

		69,422,261

Health Care Providers & Services—5.4%
Addus HomeCare Corp. (a)	50,267	3,398,049
Amedisys, Inc. (a)	45,000	8,259,300
AMN Healthcare Services, Inc. (a)	91,400	5,283,834
BioTelemetry, Inc. (a)	66,576	2,563,842
Chemed Corp.	24,053	10,419,760
Corvel Corp. (a)	41,956	2,287,022
Encompass Health Corp.	70,297	4,501,117

BHFTII-253

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Ensign Group, Inc. (The)	142,510	$5,359,801
Molina Healthcare, Inc. (a) (b)	76,092	10,630,813
Pennant Group Inc. (The) (a)	100,057	1,416,807
U.S. Physical Therapy, Inc. (b)	41,948	2,894,412

		57,014,757

Health Care Technology—0.7%
Omnicell, Inc. (a)	82,274	5,395,529
Tabula Rasa HealthCare, Inc. (a) (b)	29,853	1,561,013

		6,956,542

Hotels, Restaurants & Leisure—4.6%
Boyd Gaming Corp.	202,121	2,914,585
Choice Hotels International, Inc. (b)	71,768	4,395,790
Churchill Downs, Inc.	74,463	7,665,966
Denny’s Corp. (a)	267,689	2,055,851
Domino’s Pizza, Inc.	15,116	4,898,642
Dunkin’ Brands Group, Inc.	27,800	1,476,180
Hilton Grand Vacations, Inc. (a)	151,115	2,383,084
Marriott Vacations Worldwide Corp.	4,741	263,505
Papa John’s International, Inc. (b)	57,749	3,082,064
Penn National Gaming, Inc. (a)	214,250	2,710,262
Ruth’s Hospitality Group, Inc.	148,521	992,120
Texas Roadhouse, Inc. (b)	108,600	4,485,180
Vail Resorts, Inc. (b)	39,232	5,794,959
Wendy’s Co. (The)	340,299	5,063,649

		48,181,837

Household Durables—1.0%
Cavco Industries, Inc. (a)	15,406	2,232,946
Helen of Troy, Ltd. (a)	59,706	8,599,455

		10,832,401

Independent Power and Renewable Electricity Producers—0.5%
Ormat Technologies, Inc.	85,290	5,770,721

Insurance—1.3%
First American Financial Corp.	14,600	619,186
Heritage Insurance Holdings, Inc.	16,520	176,929
Kemper Corp.	46,892	3,487,358
Primerica, Inc.	84,623	7,487,443
Universal Insurance Holdings, Inc. (b)	90,000	1,612,800

		13,383,716

IT Services—4.4%
Booz Allen Hamilton Holding Corp.	132,588	9,100,840
Broadridge Financial Solutions, Inc.	18,744	1,777,494
CACI International, Inc. - Class A (a)	37,600	7,939,240
Cardtronics plc - Class A (a)	96,761	2,024,240
Euronet Worldwide, Inc. (a)	91,287	7,825,122
Gartner, Inc. (a)	23,292	2,319,184
MAXIMUS, Inc.	122,086	7,105,405
Science Applications International Corp.	55,326	4,128,979
WEX, Inc. (a)	42,452	4,438,357

		46,658,861

Leisure Products—0.2%
Brunswick Corp.	48,054	1,699,670

Life Sciences Tools & Services—3.9%
Bio-Rad Laboratories, Inc. - Class A (a)	17,382	6,093,434
Bruker Corp.	65,100	2,334,486
Charles River Laboratories International, Inc. (a)	67,744	8,549,970
Medpace Holdings, Inc. (a)	90,394	6,633,112
NeoGenomics, Inc. (a)	99,800	2,755,478
PRA Health Sciences, Inc. (a)	94,712	7,864,885
Repligen Corp. (a)	75,734	7,311,360

		41,542,725

Machinery—4.5%
Albany International Corp. - Class A	70,800	3,350,964
Douglas Dynamics, Inc.	92,475	3,283,787
EnPro Industries, Inc.	35,368	1,399,865
Graco, Inc.	120,036	5,849,354
IDEX Corp.	11,808	1,630,803
Ingersoll Rand, Inc. (a)	177,940	4,412,912
John Bean Technologies Corp. (b)	60,421	4,487,468
Lincoln Electric Holdings, Inc.	32,772	2,261,268
Lydall, Inc. (a)	73,082	472,110
Nordson Corp.	33,114	4,472,708
RBC Bearings, Inc. (a)	7,800	879,762
SPX Corp. (a)	51,600	1,684,224
Standex International Corp.	10,802	529,514
Toro Co. (The) (b)	115,230	7,500,321
Woodward, Inc.	77,165	4,586,688

		46,801,748

Media—2.1%
Cable One, Inc.	9,610	15,798,936
Gray Television, Inc. (a)	186,080	1,998,499
MSG Networks, Inc. - Class A (a) (b)	54,532	556,227
Nexstar Media Group, Inc. - Class A (b)	57,429	3,315,376

		21,669,038

Metals & Mining—0.1%
Worthington Industries, Inc.	22,816	598,920

Oil, Gas & Consumable Fuels—0.3%
PBF Energy, Inc. - Class A	67,364	476,937
Texas Pacific Land Trust	4,300	1,634,043
WPX Energy, Inc. (a)	439,548	1,340,621

		3,451,601

Pharmaceuticals—3.0%
Axsome Therapeutics, Inc. (a)	23,000	1,353,090
Catalent, Inc. (a)	164,020	8,520,839
Horizon Therapeutics plc (a) (b)	220,789	6,539,770
Innoviva, Inc. (a)	90,730	1,066,985
Jazz Pharmaceuticals plc (a)	10,334	1,030,713
MyoKardia, Inc. (a)	41,691	1,954,474
Nektar Therapeutics (a) (b)	44,736	798,538
Pacira BioSciences, Inc. (a)	36,907	1,237,492
Phibro Animal Health Corp. - Class A	69,390	1,677,156

BHFTII-254

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Prestige Consumer Healthcare, Inc. (a) (b)	80,228	$2,942,763
Reata Pharmaceuticals, Inc. - Class A (a) (b)	14,400	2,078,496
Supernus Pharmaceuticals, Inc. (a)	76,187	1,370,604
Theravance Biopharma, Inc. (a)	54,204	1,252,654

		31,823,574

Professional Services—1.8%
ASGN, Inc. (a)	103,236	3,646,296
CoreLogic, Inc.	121,475	3,709,846
Exponent, Inc.	126,220	9,076,480
Insperity, Inc.	62,340	2,325,282

		18,757,904

Road & Rail—1.1%
Landstar System, Inc. (b)	61,669	5,911,590
Old Dominion Freight Line, Inc.	40,529	5,319,771

		11,231,361

Semiconductors & Semiconductor Equipment—5.1%
Advanced Energy Industries, Inc. (a)	71,044	3,444,923
Cabot Microelectronics Corp.	44,483	5,077,290
Cirrus Logic, Inc. (a)	83,328	5,468,817
Entegris, Inc.	208,596	9,338,843
Ichor Holdings, Ltd. (a)	51,500	986,740
MaxLinear, Inc. (a)	212,057	2,474,705
Mellanox Technologies, Ltd. (a)	80,510	9,767,473
MKS Instruments, Inc.	82,853	6,748,377
Monolithic Power Systems, Inc.	52,141	8,731,532
Onto Innovation, Inc. (a)	41,010	1,216,767

		53,255,467

Software—8.5%
ACI Worldwide, Inc. (a) (b)	193,569	4,674,691
Aspen Technology, Inc. (a) (b)	46,099	4,382,632
Blackbaud, Inc. (b)	85,093	4,726,916
Ceridian HCM Holding, Inc. (a) (b)	87,255	4,368,858
CommVault Systems, Inc. (a)	71,799	2,906,423
CyberArk Software, Ltd. (a) (b)	26,065	2,230,121
Descartes Systems Group, Inc. (The) (a)	66,925	2,301,551
Envestnet, Inc. (a)	107,346	5,773,068
Fair Isaac Corp. (a)	30,728	9,454,698
Fortinet, Inc. (a)	28,766	2,910,256
j2 Global, Inc. (b)	44,402	3,323,490
LogMeIn, Inc.	15,782	1,314,325
Manhattan Associates, Inc. (a) (b)	74,256	3,699,434
Paylocity Holding Corp. (a)	10,500	927,360
Pegasystems, Inc. (b)	90,074	6,415,971
Proofpoint, Inc. (a)	54,696	5,611,263
PTC, Inc. (a)	14,620	894,890
Qualys, Inc. (a) (b)	66,726	5,804,495
RealPage, Inc. (a) (b)	106,205	5,621,431
Sapiens International Corp. NV	70,400	1,339,008
SS&C Technologies Holdings, Inc.	94,946	4,160,534

Software—(Continued)
Tyler Technologies, Inc. (a)	22,531	6,681,793

		89,523,208

Specialty Retail—0.9%
Aaron’s, Inc.	51,190	1,166,108
Burlington Stores, Inc. (a)	35,455	5,618,199
Murphy USA, Inc. (a) (b)	36,150	3,049,614

		9,833,921

Technology Hardware, Storage & Peripherals—0.2%
NCR Corp. (a)	136,650	2,418,705

Textiles, Apparel & Luxury Goods—0.7%
Carter’s, Inc.	62,873	4,132,642
Steven Madden, Ltd.	158,876	3,690,690

		7,823,332

Thrifts & Mortgage Finance—0.2%
Radian Group, Inc.	123,833	1,603,637

Trading Companies & Distributors—0.7%
Beacon Roofing Supply, Inc. (a) (b)	45,822	757,896
Univar Solutions, Inc. (a)	90,440	969,517
Watsco, Inc.	36,580	5,780,737

		7,508,150

Water Utilities—0.3%
Middlesex Water Co.	51,696	3,107,964

Total Common Stocks (Cost $957,587,733)		1,041,187,223

Short-Term Investment—0.7%

Mutual Fund—0.7%
T. Rowe Price Government Reserve Fund (c)	7,664,507	7,664,507

Total Short-Term Investments (Cost $7,664,507)		7,664,507

Securities Lending Reinvestments (d)—15.8%

Certificates of Deposit—9.7%
Banco del Estado de Chile 0.160%, SOFR + 0.150%, 08/25/20 (e)	2,000,000	1,994,360
Bank of Montreal (Chicago) 0.420%, SOFR + 0.410%, 10/02/20 (e)	1,000,000	997,480
0.440%, FEDEFF PRV + 0.350%, 08/06/20 (e)	5,000,000	4,976,995
0.907%, 1M LIBOR + 0.110%, 11/13/20 (e)	2,000,000	1,994,700
Bank of Nova Scotia 0.875%, 1M LIBOR + 0.170%, 05/15/20 (e)	5,000,000	4,988,510
1.225%, 1M LIBOR + 0.220%, 01/08/21 (e)	3,000,000	2,993,100

BHFTII-255

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Barclays Bank plc 1.730%, 05/08/20	2,000,000	$2,001,200
BNP Paribas S.A. New York 0.845%, 1M LIBOR + 0.120%, 02/11/21 (e)	1,000,000	993,270
0.921%, 1M LIBOR + 0.110%, 02/12/21 (e)	1,000,000	984,946
Canadian Imperial Bank of Commerce 0.440%, FEDEFF PRV + 0.350%, 08/06/20 (e)	1,000,000	995,158
China Construction Bank Corp. 2.250%, 04/03/20	1,000,186	1,000,150
Credit Agricole S.A. 1.790%, 05/04/20	3,000,000	3,002,220
Credit Industriel et Commercial Zero Coupon, 05/07/20	4,952,181	4,995,150
0.260%, FEDEFF PRV + 0.170%, 02/12/21 (e)	2,000,000	1,977,512
0.520%, FEDEFF PRV + 0.430%, 07/20/20 (e)	1,000,000	996,950
Credit Suisse AG 0.470%, SOFR + 0.460%, 11/03/20 (e)	2,000,000	1,989,140
0.490%, SOFR + 0.480%, 10/06/20 (e)	4,000,000	3,981,760
DZ Bank AG
Zero Coupon, 06/05/20	994,363	998,010
Zero Coupon, 07/15/20	1,981,964	1,993,780
Goldman Sachs Bank USA 0.210%, SOFR + 0.200%, 02/22/21 (e)	2,500,000	2,482,600
0.220%, SOFR + 0.210%, 02/22/21 (e)	2,500,000	2,482,825
Industrial & Commercial Bank of China Corp. 1.910%, 04/21/20	1,000,000	1,000,430
KBC Bank NV 1.800%, 04/14/20	4,003,646	4,001,360
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 06/09/20	997,375	997,880
MUFG Bank, Ltd. 1.790%, 07/17/20	2,000,000	2,004,120
National Australia Bank, Ltd. 1.195%, 1M LIBOR + 0.190%, 04/08/20 (e)	4,000,000	3,998,600
1.790%, 07/14/20	5,000,000	5,013,400
NatWest Bank plc 1.860%, 04/14/20	7,000,000	7,001,890
Norinchukin Bank 1.850%, 04/07/20	2,000,051	2,000,600
Royal Bank of Canada New York 0.270%, FEDEFF PRV + 0.180%, 02/12/21 (e)	3,000,000	2,966,190
Societe Generale 0.440%, FEDEFF PRV + 0.350%, 06/19/20 (e)	2,000,000	1,993,672
1.030%, 1M LIBOR + 0.280%, 06/19/20 (e)	2,000,000	1,993,004
Standard Chartered Bank 0.250%, FEDEFF PRV + 0.160%, 08/07/20 (e)	2,000,000	1,991,080
Sumitomo Mitsui Banking Corp. 1.061%, 1M LIBOR + 0.120%, 07/28/20 (e)	2,000,000	1,998,480
1.735%, 1M LIBOR + 0.220%, 08/03/20 (e)	4,000,544	3,998,560
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 08/18/20	991,479	995,190
1.457%, 1M LIBOR + 0.080%, 06/05/20 (e)	1,000,000	999,910
Svenska Handelsbanken AB 1.144%, 1M LIBOR + 0.220%, 07/22/20 (e)	3,000,000	2,999,220

Certificates of Deposit—(Continued)
Toronto-Dominion Bank 1.777%, 3M LIBOR + 0.070%, 02/16/21 (e)	2,000,000	2,000,000
Wells Fargo Bank N.A. 0.440%, FEDEFF PRV + 0.350%, 08/20/20 (e)	5,000,000	5,000,000

		101,773,402

Commercial Paper—1.9%
China Construction Bank Corp. 1.900%, 05/04/20	995,303	998,570
Santander UK plc 1.825%, 04/07/20	4,976,934	4,999,400
Svenska Handelsbanken AB 0.963%, 1M LIBOR + 0.100%, 11/10/20 (e)	2,000,000	1,996,400
UBS AG 1.281%, 1M LIBOR + 0.340%, 07/28/20 (e)	8,000,000	8,000,480
Westpac Banking Corp. 1.091%, 1M LIBOR + 0.150%, 05/29/20 (e)	3,999,878	4,000,560

		19,995,410

Repurchase Agreements—0.5%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.010%, due on 04/01/20 with a maturity value of $1,272,498; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $1,297,948.	1,272,498	1,272,498
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $2,000,836; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $98,879; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $100,857.	98,879	98,879
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $200,002; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $204,000.	200,000	200,000
Societe Generale Repurchase Agreement dated 03/31/20 at 0.580%, due on 04/01/20 with a maturity value of $2,000,032; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/25, and various Common Stock with an aggregate market value of $2,222,072.	2,000,000	2,000,000

		5,571,377

Time Deposit—0.2%
Rabobank International Netherlands 0.080%, 04/01/20	2,000,000	2,000,000

BHFTII-256

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Mutual Funds—3.5%
BlackRock Liquidity Funds, Institutional Shares 0.340% (f)	10,000,000	$10,000,000
Fidelity Government Portfolio, Institutional Class 0.340% (f)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (f)	10,000,000	10,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.250% (f)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.430% (f)	5,000,000	5,000,000
Wells Fargo Government Money Market Fund, Select Class 0.350% (f)	5,000,000	5,000,000

		37,000,000

Total Securities Lending Reinvestments (Cost $166,537,054)		166,340,189

Total Investments—115.5% (Cost $1,131,789,294)		1,215,191,919
Other assets and liabilities (net)—(15.5)%		(163,436,140)

Net Assets—100.0%		$1,051,755,779

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $159,856,763 and the collateral received consisted of cash in the amount of $166,517,295. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Affiliated Issuer.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2020.

Glossary of Abbreviations
Index Abbreviations
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,041,187,223	$—	$—	$1,041,187,223
Total Short-Term Investment*	7,664,507	—	—	7,664,507
Securities Lending Reinvestments
Certificates of Deposit	—	101,773,402	—	101,773,402
Commercial Paper	—	19,995,410	—	19,995,410
Repurchase Agreements	—	5,571,377	—	5,571,377
Time Deposit	—	2,000,000	—	2,000,000
Mutual Funds	37,000,000	—	—	37,000,000
Total Securities Lending Reinvestments	37,000,000	129,340,189	—	166,340,189
Total Investments	$1,085,851,730	$129,340,189	$—	$1,215,191,919

Collateral for Securities Loaned (Liability)	$—	$(166,517,295)	$—	$(166,517,295)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-257

Brighthouse Funds Trust II

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—95.6% of Net Assets

Security Description	Shares	Value

Chemicals—10.1%
CF Industries Holdings, Inc.	1,037,200	$28,211,840
Corteva, Inc.	438,533	10,305,525
Dow, Inc.	79,733	2,331,393
DuPont de Nemours, Inc.	79,733	2,718,895
Nutrien, Ltd. (b)	904,223	30,689,329

		74,256,982

Diversified Financial Services—0.7%
Alussa Energy Acquisition Corp. (a)	510,200	5,050,980

Electrical Equipment—2.5%
Sunrun, Inc. (a) (b)	1,787,200	18,050,720

Electronic Equipment, Instruments & Components—1.8%
IPG Photonics Corp. (a) (b)	117,800	12,990,984

Energy Equipment & Services—0.3%
Solaris Oilfield Infrastructure, Inc. - Class A (b)	484,300	2,542,575

Equity Real Estate Investment Trusts—2.9%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	1,028,043	20,982,358

Food Products—6.4%
Bunge, Ltd.	214,000	8,780,420
Sanderson Farms, Inc. (b)	104,200	12,849,944
Tyson Foods, Inc. - Class A	439,500	25,433,865

		47,064,229

Independent Power and Renewable Electricity Producers—2.8%
Ormat Technologies, Inc. (b)	308,100	20,846,046

Machinery—0.8%
Chart Industries, Inc. (a)	207,920	6,025,522

Marine—2.4%
Kirby Corp. (a) (b)	397,231	17,267,632

Metals & Mining—39.7%
Agnico Eagle Mines, Ltd. (U.S. Listed Shares) (b)	793,833	31,586,615
Anglo American plc	1,058,200	18,491,287
Barrick Gold Corp.	2,398,320	43,937,222
BHP Group, Ltd. (ADR)	201,800	7,404,042
First Quantum Minerals, Ltd. (b)	4,853,200	24,795,358
Freeport-McMoRan, Inc.	1,438,500	9,709,875
Kinross Gold Corp. (a)	4,053,200	16,131,736
Kirkland Lake Gold, Ltd. (b)	974,900	28,857,040
Lundin Mining Corp.	3,118,900	11,723,855
MMC Norilsk Nickel PJSC (ADR)	157,500	3,820,950
Newmont Goldcorp Corp.	991,017	44,873,250
Rio Tinto plc (ADR) (b)	780,400	35,555,024
Sibanye Stillwater, Ltd. (a)	1,648,200	2,079,890
Sibanye Stillwater, Ltd. (ADR) (a) (b)	220,400	1,040,288
Steel Dynamics, Inc.	461,600	10,404,464

		290,410,896

Oil, Gas & Consumable Fuels—17.4%
Cabot Oil & Gas Corp.	533,200	9,165,708
Chevron Corp. (b)	308,500	22,353,910
Cimarex Energy Co.	121,900	2,051,577
Concho Resources, Inc.	261,929	11,223,658
Diamondback Energy, Inc. (b)	384,206	10,066,197
EOG Resources, Inc.	269,100	9,666,072
Neste Oyj	261,800	8,867,551
Parsley Energy, Inc. - Class A	1,726,100	9,890,553
Pioneer Natural Resources Co.	198,100	13,896,715
Royal Dutch Shell plc Class B (ADR)	281,100	9,180,726
Valero Energy Corp.	391,400	17,753,904
WPX Energy, Inc. (a) (b)	1,060,600	3,234,830

		127,351,401

Paper & Forest Products—1.3%
Louisiana-Pacific Corp. (b)	543,100	9,330,458

Road & Rail—2.1%
Kansas City Southern	57,800	7,351,004
Union Pacific Corp.	56,000	7,898,240

		15,249,244

Semiconductors & Semiconductor Equipment—4.4%
SolarEdge Technologies, Inc. (a) (b)	397,300	32,530,924

Total Common Stocks (Cost $959,060,759)		699,950,951

Short-Term Investment—4.5%

Mutual Fund—4.5%
AIM STIT-STIC Prime Portfolio	33,129,696	33,133,009

Total Short-Term Investments (Cost $33,132,725)		33,133,009

Securities Lending Reinvestments (c)—21.6%

Certificates of Deposit—11.5%
Bank of Montreal (Chicago) 0.440%, FEDEFF PRV + 0.350%, 08/06/20 (d)	3,000,000	2,986,197
0.470%, FEDEFF PRV + 0.380%, 09/09/20 (d)	2,000,000	1,990,660
0.907%, 1M LIBOR + 0.110%, 11/13/20 (d)	2,000,000	1,994,700
Bank of Nova Scotia 0.460%, FEDEFF PRV + 0.370%, 09/08/20 (d)	2,000,000	1,990,500
0.875%, 1M LIBOR + 0.170%, 05/15/20 (d)	3,000,000	2,993,106
BNP Paribas S.A. New York 1.345%, 1M LIBOR + 0.340%, 10/09/20 (d)	2,000,000	1,984,566
Canadian Imperial Bank of Commerce 0.250%, FEDEFF PRV + 0.160%, 02/26/21 (d)	2,000,000	1,976,000
0.440%, FEDEFF PRV + 0.350%, 08/06/20 (d)	3,000,000	2,985,474
Commonwealth Bank of Australia 0.975%, 1M LIBOR + 0.175%, 04/16/20 (d)	1,000,000	999,190

BHFTII-258

Brighthouse Funds Trust II

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Credit Agricole S.A. 1.500%, 06/12/20	2,000,000	$2,002,000
1.790%, 05/04/20	5,000,000	5,003,700
Credit Industriel et Commercial Zero Coupon, 05/07/20	4,952,181	4,995,150
Credit Suisse AG 0.470%, SOFR + 0.460%, 11/03/20 (d)	1,000,000	994,570
0.490%, SOFR + 0.480%, 10/06/20 (d)	3,000,000	2,986,320
DZ Bank AG Zero Coupon, 07/15/20	1,981,964	1,993,780
Goldman Sachs Bank USA 0.210%, SOFR + 0.200%, 02/22/21 (d)	2,500,000	2,482,600
0.220%, SOFR + 0.210%, 02/22/21 (d)	2,500,000	2,482,825
Industrial & Commercial Bank of China Corp. 1.910%, 04/21/20	1,000,000	1,000,430
KBC Bank NV 1.800%, 04/14/20	2,000,000	2,000,680
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 06/09/20	997,375	997,880
1.580%, 06/26/20	1,000,000	1,000,890
Mizuho Bank, Ltd. Zero Coupon, 04/14/20	1,990,440	1,999,420
MUFG Bank, Ltd. 1.790%, 07/17/20	2,000,000	2,004,120
National Australia Bank, Ltd. 1.790%, 07/14/20	5,000,000	5,013,400
Natixis S.A. (New York) 0.410%, FEDEFF PRV + 0.320%, 04/09/20 (d)	1,000,050	999,840
NatWest Bank plc 1.860%, 04/14/20	5,000,000	5,001,350
Norinchukin Bank 1.850%, 04/07/20	1,000,025	1,000,300
Rabobank International London 1.073%, 1M LIBOR + 0.210%, 01/08/21 (d)	1,000,000	1,000,000
Societe Generale 0.540%, FEDEFF PRV + 0.450%, 08/14/20 (d)	3,000,000	2,984,778
Standard Chartered Bank 0.240%, FEDEFF PRV + 0.150%, 08/26/20 (d)	3,000,000	2,984,490
Sumitomo Mitsui Banking Corp. 1.735%, 1M LIBOR + 0.220%, 08/03/20 (d)	3,000,404	2,998,920
1.930%, 04/21/20	1,007,822	1,000,630
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 05/18/20	1,987,807	1,996,580
Zero Coupon, 08/18/20	991,479	995,190
Svenska Handelsbanken AB 1.144%, 1M LIBOR + 0.220%, 07/22/20 (d)	3,000,000	2,999,220
1.557%, 1M LIBOR + 0.180%, 06/05/20 (d)	2,000,000	2,000,340
Wells Fargo Bank N.A. 0.440%, FEDEFF PRV + 0.350%, 08/20/20 (d)	1,000,000	1,000,000

		83,819,796

Commercial Paper—2.6%
Banco Santander S.A. (Chile) 1.300%, 05/28/20	996,931	997,460

Commercial Paper—(Continued)
Bank of China, Ltd. 1.830%, 05/21/20	4,977,125	4,987,400
Starbird Funding, Corp. 1.616%, 1M LIBOR + 0.260%, 05/04/20 (d)	2,000,000	1,997,294
UBS AG 1.281%, 1M LIBOR + 0.340%, 07/28/20 (d)	7,000,000	7,000,420
Versailles LLC 1.500%, 05/22/20	996,500	997,760
Westpac Banking Corp. 1.091%, 1M LIBOR + 0.150%, 05/29/20 (d)	2,999,908	3,000,420

		18,980,754

Repurchase Agreements—1.5%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.010%, due on 04/01/20 with a maturity value of $4,114,570; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $4,196,861.	4,114,569	4,114,569
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $5,002,090; collateralized by U.S. Treasury Obligations with rates ranging from 0.118% - 2.875%, maturity dates ranging from 04/30/20 - 07/15/26, and various Common Stock with an aggregate market value of $5,213,916.	5,000,000	5,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $500,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $510,000.	500,000	500,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $1,100,012; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $1,122,000.	1,100,000	1,100,000

		10,714,569

Time Deposit—0.3%
Rabobank International Netherlands 0.080%, 04/01/20	2,000,000	2,000,000

Mutual Funds—5.7%
BlackRock Liquidity Funds, Institutional Shares 0.340% (e)	12,000,000	12,000,000
Fidelity Government Portfolio, Institutional Class 0.340% (e)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (e)	10,000,000	10,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.430% (e)	5,000,000	5,000,000

BHFTII-259

Brighthouse Funds Trust II

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Share	Value

Mutual Funds—(Continued)
Wells Fargo Government Money Market Fund, Select Class 0.350% (e)	10,000,000	$10,000,000

		42,000,000

Total Securities Lending Reinvestments (Cost $157,663,837)		157,515,119

Total Investments—121.7% (Cost $1,149,857,321)		890,599,079
Other assets and liabilities (net)—(21.7)%		(158,563,661)

Net Assets—100.0%		$732,035,418

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $154,809,042 and the collateral received consisted of cash in the amount of $157,594,580. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2020.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Chemicals	$74,256,982	$—	$—	$74,256,982
Diversified Financial Services	5,050,980	—	—	5,050,980
Electrical Equipment	18,050,720	—	—	18,050,720
Electronic Equipment, Instruments &
Components	12,990,984	—	—	12,990,984
Energy Equipment & Services	2,542,575	—	—	2,542,575
Equity Real Estate Investment Trusts	20,982,358	—	—	20,982,358
Food Products	47,064,229	—	—	47,064,229
Independent Power and Renewable Electricity Producers	20,846,046	—	—	20,846,046
Machinery	6,025,522	—	—	6,025,522
Marine	17,267,632	—	—	17,267,632
Metals & Mining	271,919,609	18,491,287	—	290,410,896
Oil, Gas & Consumable Fuels	118,483,850	8,867,551	—	127,351,401
Paper & Forest Products	9,330,458	—	—	9,330,458

BHFTII-260

Brighthouse Funds Trust II

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Road & Rail	$15,249,244	$—	$—	$15,249,244
Semiconductors & Semiconductor Equipment	32,530,924	—	—	32,530,924
Total Common Stocks	672,592,113	27,358,838	—	699,950,951
Total Short-Term Investment*	33,133,009	—	—	33,133,009
Securities Lending Reinvestments
Certificates of Deposit	—	83,819,796	—	83,819,796
Commercial Paper	—	18,980,754	—	18,980,754
Repurchase Agreements	—	10,714,569	—	10,714,569
Time Deposit	—	2,000,000	—	2,000,000
Mutual Funds	42,000,000	—	—	42,000,000
Total Securities Lending Reinvestments	42,000,000	115,515,119	—	157,515,119
Total Investments	$747,725,122	$142,873,957	$—	$890,599,079

Collateral for Securities Loaned (Liability)	$—	$(157,594,580)	$—	$(157,594,580)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-261

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—52.2% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense—0.6%
Boeing Co. (The)
1.650%, 10/30/20 (a)	7,850,000	$7,674,887
3.250%, 02/01/35	1,740,000	1,510,760
L3Harris Technologies, Inc.
4.854%, 04/27/35	350,000	379,273
5.054%, 04/27/45	1,089,000	1,202,835
Northrop Grumman Corp. 3.200%, 02/01/27	1,060,000	1,109,968
Raytheon Co. 3.125%, 10/15/20	30,000	30,154
TransDigm, Inc. 5.500%, 11/15/27 (144A)	4,950,000	4,442,625

		16,350,502

Agriculture—0.3%
Altria Group, Inc.
4.400%, 02/14/26	1,000,000	1,035,547
4.800%, 02/14/29	3,500,000	3,662,145
5.950%, 02/14/49	829,000	964,520
Reynolds American, Inc. 4.850%, 09/15/23	1,640,000	1,706,274

		7,368,486

Airlines—0.5%
Air Canada Pass-Through Trust 4.125%, 05/15/25 (144A)	588,913	601,817
American Airlines Pass-Through Trust 5.600%, 07/15/20 (144A)	553,271	549,121
Delta Air Lines, Inc.
2.900%, 10/28/24	10,918,000	8,738,639
3.400%, 04/19/21	2,801,000	2,550,392

		12,439,969

Apparel—0.3%
Hanesbrands, Inc. 4.875%, 05/15/26 (144A) (a)	5,378,000	5,283,885
William Carter Co. (The) 5.625%, 03/15/27 (144A)	2,910,000	2,789,424

		8,073,309

Auto Manufacturers—0.6%
Allison Transmission, Inc. 5.000%, 10/01/24 (144A)	4,790,000	4,646,300
Ford Motor Credit Co. LLC
3.200%, 01/15/21	2,570,000	2,483,263
3.219%, 01/09/22	250,000	233,125
5.875%, 08/02/21	1,025,000	1,004,500
General Motors Co. 6.600%, 04/01/36	5,134,000	4,468,094
JB Poindexter & Co., Inc. 7.125%, 04/15/26 (144A)	2,911,000	2,693,883

		15,529,165

Auto Parts & Equipment—0.2%
American Axle & Manufacturing, Inc. 6.250%, 03/15/26 (a)	1,740,000	1,339,800
Delphi Technologies plc 5.000%, 10/01/25 (144A)	3,260,000	2,599,850

		3,939,650

Banks—8.2%
Banco Mercantil del Norte S.A.
6.875%, 5Y H15 + 5.035%, 07/06/22 (144A) (b)	800,000	636,000
7.625%, 10Y H15 + 5.353%, 01/10/28 (144A) (a) (b)	800,000	610,000
Banco Santander S.A. 3.848%, 04/12/23	6,600,000	6,757,890
Bank of America Corp. 4.250%, 10/22/26	7,628,000	8,139,504
Barclays Bank plc 7.625%, 11/21/22 (a)	16,450,000	16,828,350
Barclays plc
2.000%, 5Y EUR Swap + 1.900%, 02/07/28 (EUR) (b)	7,010,000	7,069,987
4.972%, 3M LIBOR + 1.902%, 05/16/29 (a) (b)	3,930,000	4,239,842
5.088%, 3M LIBOR + 3.054%, 06/20/30 (a) (b)	200,000	207,211
7.750%, 5Y USD Swap + 4.842%, 09/15/23 (a) (b)	3,650,000	3,201,050
8.000%, 5Y H15 + 5.672%, 06/15/24 (b)	6,660,000	6,184,543
BBVA Bancomer S.A. 5.125%, 5Y H15 + 2.650%, 01/18/33 (144A) (b)	8,480,000	7,021,440
BNP Paribas S.A. 7.625%, 5Y USD Swap + 6.314%, 03/30/21 (144A) (a) (b)	2,850,000	2,782,312
Citigroup, Inc. 4.450%, 09/29/27	9,094,000	9,535,577
Cooperative Rabobank UA
3.750%, 07/21/26	4,210,000	4,056,644
4.375%, 08/04/25	1,470,000	1,505,863
4.625%, 12/01/23	4,870,000	5,036,097
Credit Agricole S.A.
6.500%, 5Y EUR Swap + 5.120%, 06/23/21 (EUR) (b)	2,735,000	2,863,340
7.875%, 5Y USD Swap + 4.898%, 01/23/24 (144A) (a) (b)	1,750,000	1,688,750
8.125%, 5Y USD Swap + 6.185%, 12/23/25 (144A) (a) (b)	7,050,000	7,261,500
Credit Suisse Group AG
2.593%, SOFR + 1.560%, 09/11/25 (144A) (b)	1,500,000	1,425,294
7.250%, 5Y H15 + 4.332%, 09/12/25 (144A) (b)	650,000	589,875
7.500%, 5Y USD Swap + 4.600%, 07/17/23 (144A) (b)	3,390,000	3,124,224
Danske Bank A/S
5.000%, 01/12/22 (144A)	2,040,000	2,088,692
5.375%, 01/12/24 (144A) (a)	2,000,000	2,105,336
Goldman Sachs Group, Inc. (The)
3.500%, 11/16/26	2,920,000	2,984,646
4.000%, 03/03/24	1,510,000	1,583,506
4.250%, 10/21/25 (a)	5,890,000	6,192,272
6.750%, 10/01/37	2,000,000	2,689,660
HSBC Holdings plc
4.950%, 03/31/30	1,220,000	1,345,464
6.000%, 5Y USD ICE Swap + 3.746%, 05/22/27 (a) (b)	390,000	369,525
6.250%, 5Y USD ICE Swap + 3.453%, 03/23/23 (a) (b)	1,260,000	1,167,075
6.500%, 5Y USD ICE Swap + 3.606%, 03/23/28 (b)	3,770,000	3,524,950

BHFTII-262

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Intesa Sanpaolo S.p.A.
3.125%, 07/14/22 (144A)	1,970,000	$1,879,092
3.375%, 01/12/23 (144A)	1,900,000	1,813,908
5.017%, 06/26/24 (144A)	2,440,000	2,490,100
5.710%, 01/15/26 (144A) (a)	17,630,000	17,179,797
6.500%, 02/24/21 (144A)	1,175,000	1,190,776
Lloyds Banking Group plc
4.582%, 12/10/25	3,011,000	3,097,687
4.650%, 03/24/26	3,920,000	4,037,985
6.375%, 5Y EUR Swap + 5.290%, 06/27/20 (EUR) (b)	5,450,000	5,502,108
7.500%, 5Y USD Swap + 4.760%, 06/27/24 (b)	3,580,000	3,074,146
Morgan Stanley 4.000%, 07/23/25 (a)	1,165,000	1,246,832
Royal Bank of Scotland Group plc
4.800%, 04/05/26 (a)	400,000	397,582
5.125%, 05/28/24	2,870,000	2,898,279
6.000%, 12/19/23	875,000	908,970
6.100%, 06/10/23	780,000	801,990
8.625%, 5Y USD Swap + 7.598%, 08/15/21 (a) (b)	2,890,000	2,817,750
Santander Holdings USA, Inc. 4.500%, 07/17/25	570,000	581,621
Santander UK Group Holdings plc
4.750%, 09/15/25 (144A)	10,031,000	9,887,075
7.375%, 5Y GBP Swap + 5.543%, 06/24/22 (GBP) (b)	2,620,000	2,660,392
Santander UK plc 7.950%, 10/26/29	272,000	355,436
Standard Chartered plc 4.644%, 5Y H15 + 3.850%, 04/01/31 (144A) (b)	5,110,000	5,239,487
UBS AG 7.625%, 08/17/22	2,850,000	2,935,500
UBS Group AG
4.253%, 03/23/28 (144A)	2,400,000	2,517,340
7.000%, 5Y USD Swap + 4.344%, 01/31/24 (144A) (b)	3,600,000	3,384,000
UniCredit S.p.A. 7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (b)	6,200,000	6,897,863
Wells Fargo & Co.
4.478%, 3M LIBOR + 3.770%, 04/04/31 (b)	1,250,000	1,413,384
5.013%, 3M LIBOR + 4.240%, 04/04/51 (b)	3,360,000	4,260,080
5.950%, 12/01/86	90,000	113,055

		214,398,654

Beverages—0.2%
Anheuser-Busch InBev Worldwide, Inc.
5.550%, 01/23/49	2,870,000	3,377,598
5.800%, 01/23/59 (a)	1,110,000	1,359,627
Constellation Brands, Inc. 4.750%, 12/01/25 (a)	140,000	146,502

		4,883,727

Chemicals—0.1%
Olin Corp. 5.000%, 02/01/30 (a)	1,540,000	1,322,706

Commercial Services—1.9%
Allied Universal Holding Co. LLC 6.625%, 07/15/26 (144A)	7,540,000	7,379,820
Ashtead Capital, Inc. 4.375%, 08/15/27 (144A) (a)	5,320,000	4,921,000
Carriage Services, Inc. 6.625%, 06/01/26 (144A)	2,087,000	2,050,478
Metropolitan Museum of Art (The) 3.400%, 07/01/45	2,025,000	2,496,720
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.250%, 04/15/24 (144A)	1,290,000	1,274,249
5.750%, 04/15/26 (144A) (a)	2,720,000	2,665,600
6.250%, 01/15/28 (144A)	2,720,000	2,346,000
RR Donnelley & Sons Co. 6.500%, 11/15/23	4,990,000	4,990,000
United Rentals North America, Inc.
3.875%, 11/15/27 (a)	2,290,000	2,164,050
4.625%, 10/15/25 (a)	3,190,000	3,014,518
4.875%, 01/15/28 (a)	5,230,000	5,073,100
5.250%, 01/15/30 (a)	7,040,000	7,037,888
WW International, Inc. 8.625%, 12/01/25 (144A)	5,945,000	5,097,838

		50,511,261

Diversified Financial Services—1.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.625%, 10/30/20	1,060,000	1,028,262
5.000%, 10/01/21	15,056,000	13,505,864
Carlyle Holdings II Finance LLC 5.625%, 03/30/43 (144A) †	3,370,000	3,752,006
Global Aircraft Leasing Co., Ltd. 6.500%, 7.250% PIK, 09/15/24 (144A) (a) (c)	12,340,000	7,946,960
International Lease Finance Corp. 8.625%, 01/15/22	2,500,000	2,424,844
KKR Group Finance Co. II LLC 5.500%, 02/01/43 (144A)	130,000	143,224
LHC3 plc 4.125%, 4.875% PIK, 08/15/24 (EUR) (c)	250,000	229,200
Mastercard, Inc. 3.850%, 03/26/50	1,180,000	1,440,290
Park Aerospace Holdings, Ltd.
4.500%, 03/15/23 (144A)	3,800,000	3,295,773
5.250%, 08/15/22 (144A)	5,120,000	4,625,347
Quicken Loans, Inc.
5.250%, 01/15/28 (144A)	40,000	39,112
5.750%, 05/01/25 (144A)	4,953,000	4,928,235
Raymond James Financial, Inc. 4.650%, 04/01/30	1,070,000	1,119,071
Visa, Inc.
2.700%, 04/15/40	1,600,000	1,588,224
3.150%, 12/14/25	850,000	925,967

		46,992,379

Electric—1.0%
Calpine Corp. 5.750%, 01/15/25 (a)	1,693,000	1,566,025

BHFTII-263

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
FirstEnergy Corp.
3.900%, 07/15/27	6,480,000	$6,549,662
7.375%, 11/15/31	3,550,000	4,771,604
NSG Holdings LLC / NSG Holdings, Inc. 7.750%, 12/15/25 (144A) (a)	2,145,202	2,145,202
Panoche Energy Center LLC 6.885%, 07/31/29 (144A)	580,085	548,496
Perusahaan Listrik Negara PT 5.500%, 11/22/21	6,750,000	6,783,750
Southern California Edison Co.
3.900%, 03/15/43	1,217,000	1,251,970
Talen Energy Supply LLC 10.500%, 01/15/26 (144A) (a)	5,110,000	3,679,200

		27,295,909

Electronics—0.3%
Sensata Technologies, Inc. 4.375%, 02/15/30 (144A)	2,090,000	1,881,000
Vishay Intertechnology, Inc. 2.250%, 06/15/25 (a)	6,010,000	5,337,631

		7,218,631

Energy-Alternate Sources—0.1%
Alta Wind Holdings LLC 7.000%, 06/30/35 (144A)	1,136,665	1,330,699

Entertainment—0.7%
Allen Media LLC / Allen Media Co-Issuer, Inc. 10.500%, 02/15/28 (144A)	6,590,000	5,394,904
Lions Gate Capital Holdings LLC 5.875%, 11/01/24 (144A)	3,336,000	2,841,638
Mohegan Gaming & Entertainment 7.875%, 10/15/24 (144A) (a)	9,617,000	7,116,580
Speedway Motorsports LLC / Speedway Funding II, Inc. 4.875%, 11/01/27 (144A)	2,975,000	2,677,500

		18,030,622

Environmental Control—0.4%
GFL Environmental, Inc.
5.125%, 12/15/26 (144A) (a)	4,110,000	4,007,250
8.500%, 05/01/27 (144A) (a)	6,627,000	6,658,147

		10,665,397

Food—0.1%
Co-operative Group Holdings, Ltd. 7.500%, 07/08/26 (GBP) (d)	2,410,000	3,117,806
Kraft Heinz Foods Co.
3.000%, 06/01/26	340,000	330,396
3.950%, 07/15/25 (a)	60,000	58,990
5.000%, 06/04/42	130,000	123,223
5.200%, 07/15/45	90,000	86,622

		3,717,037

Forest Products & Paper—0.2%
Suzano Austria GmbH 5.750%, 07/14/26	4,200,000	4,075,743

Healthcare-Products—0.4%
Hill-Rom Holdings, Inc. 5.000%, 02/15/25 (144A) (a)	1,850,000	1,868,500
Immucor, Inc. 11.125%, 02/15/22 (144A) (a)	7,080,000	6,372,000
Medtronic, Inc. 3.500%, 03/15/25	770,000	829,376

		9,069,876

Healthcare-Services—2.0%
ASP AMC Merger Sub, Inc. 8.000%, 05/15/25 (144A)	6,230,000	3,582,250
Centene Corp.
3.375%, 02/15/30 (144A) (a)	1,280,000	1,190,400
4.250%, 12/15/27 (144A)	1,270,000	1,272,413
4.625%, 12/15/29 (144A)	1,920,000	1,929,600
5.375%, 06/01/26 (144A)	7,280,000	7,499,201
Fresenius Medical Care U.S. Finance II, Inc. 4.750%, 10/15/24 (144A)	700,000	708,682
HCA, Inc.
5.375%, 02/01/25 (a)	5,320,000	5,413,047
5.500%, 06/15/47 (a)	10,100,000	10,999,178
5.625%, 09/01/28 (a)	7,610,000	7,965,387
Humana, Inc. 4.800%, 03/15/47	800,000	895,149
LifePoint Health, Inc. 4.375%, 02/15/27 (144A)	3,780,000	3,560,760
Polaris Intermediate Corp. 8.500%, 9.250% PIK, 12/01/22 (144A) (a) (c)	4,270,000	3,309,250
Radiology Partners, Inc. 9.250%, 02/01/28 (144A) (a)	5,630,000	4,874,169

		53,199,486

Home Builders—0.4%
Lennar Corp. 4.500%, 04/30/24	4,180,000	4,088,207
Shea Homes L.P. / Shea Homes Funding Corp. 4.750%, 02/15/28 (144A)	4,240,000	3,619,900
Taylor Morrison Communities, Inc. 5.875%, 01/31/25 (144A)	4,110,000	3,822,300

		11,530,407

Housewares—0.2%
Newell Brands, Inc.
4.100%, 04/01/23	1,153,000	1,161,123
4.200%, 04/01/26 (a)	3,440,000	3,364,465

		4,525,588

Insurance—0.9%
Ambac Assurance Corp. 5.100%, 06/07/20 (144A)	20,207	27,885

BHFTII-264

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Ambac LSNI LLC 6.450%, 3M LIBOR + 5.000%, 02/12/23 (144A) (b)	75,988	$72,189
American International Group, Inc.
3.750%, 07/10/25	770,000	770,856
6.250%, 03/15/87	453,000	362,400
AXA S.A. 8.600%, 12/15/30	1,320,000	1,755,732
Fidelity & Guaranty Life Holdings, Inc. 5.500%, 05/01/25 (144A)	6,120,000	6,045,336
Liberty Mutual Insurance Co. 7.697%, 10/15/97 (144A) †	2,600,000	3,702,203
Massachusetts Mutual Life Insurance Co. 4.900%, 04/01/77 (144A) †	6,285,000	6,672,610
Prudential Financial, Inc.
5.625%, 3M LIBOR + 3.920%, 06/15/43 (b)	550,000	517,192
5.875%, 3M LIBOR + 4.175%, 09/15/42 (b)	1,200,000	1,164,000
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 (144A) †	1,771,000	2,015,164
6.850%, 12/16/39 (144A) †	216,000	300,135

		23,405,702

Internet—1.3%
Booking Holdings, Inc. 3.650%, 03/15/25	1,625,000	1,631,255
Cogent Communications Group, Inc. 5.375%, 03/01/22 (144A)	4,473,000	4,495,365
Match Group, Inc. 5.000%, 12/15/27 (144A) (a)	4,060,000	3,877,300
Netflix, Inc. 6.375%, 05/15/29 (a)	6,500,000	7,085,000
Tencent Holdings, Ltd. 3.595%, 01/19/28 (144A)	8,110,000	8,584,178
Twitter, Inc. 3.875%, 12/15/27 (144A)	7,660,000	7,367,962

		33,041,060

Investment Companies—0.2%
Owl Rock Capital Corp. 4.000%, 03/30/25	8,090,000	6,238,990

Iron/Steel—0.4%
ArcelorMittal
3.600%, 07/16/24	180,000	164,091
6.125%, 06/01/25 (a)	2,700,000	2,673,209
Vale Overseas, Ltd.
6.250%, 08/10/26	3,990,000	4,309,280
6.875%, 11/10/39	2,180,000	2,403,472

		9,550,052

Leisure Time—0.6%
NCL Corp., Ltd. 3.625%, 12/15/24 (144A) (a)	5,070,000	3,233,646
Silversea Cruise Finance, Ltd. 7.250%, 02/01/25 (144A)	5,285,000	4,492,250

Leisure Time—(Continued)
Viking Cruises, Ltd. 5.875%, 09/15/27 (144A) (a)	9,042,000	5,290,565
VOC Escrow, Ltd. 5.000%, 02/15/28 (144A)	4,230,000	3,092,764

		16,109,225

Lodging—0.7%
Las Vegas Sands Corp. 3.200%, 08/08/24	610,000	549,249
Melco Resorts Finance, Ltd. 5.375%, 12/04/29 (144A) (a)	8,230,000	7,080,412
Sands China, Ltd. 5.125%, 08/08/25	6,800,000	6,392,000
Wynn Macau, Ltd. 5.125%, 12/15/29 (144A) (a)	5,550,000	4,662,000

		18,683,661

Machinery-Diversified—0.1%
Cleaver-Brooks, Inc. 7.875%, 03/01/23 (144A) (a)	3,160,000	2,622,800

Media—3.9%
American Media LLC 10.500%, 12/31/26 (144A)	13,637,886	14,387,970
CCO Holdings LLC / CCO Holdings Capital Corp.
4.500%, 05/01/32 (144A) (a)	3,440,000	3,354,688
5.000%, 02/01/28 (144A) (a)	5,990,000	6,014,020
5.375%, 05/01/25 (144A)	880,000	902,176
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.200%, 03/15/28	7,160,000	7,349,473
4.908%, 07/23/25	6,164,000	6,640,357
5.375%, 04/01/38	2,050,000	2,212,495
Comcast Corp. 4.700%, 10/15/48	690,000	892,075
CSC Holdings LLC
6.500%, 02/01/29 (144A) (a)	15,520,000	16,738,165
10.875%, 10/15/25 (144A) (a)	5,667,000	6,106,193
DISH DBS Corp. 7.750%, 07/01/26 (a)	11,795,000	12,119,362
Fox Corp.
4.709%, 01/25/29 (a)	640,000	702,075
5.476%, 01/25/39 (a)	1,400,000	1,623,961
iHeartCommunications, Inc. 4.750%, 01/15/28 (144A)	3,610,000	3,249,000
Time Warner Cable LLC 5.875%, 11/15/40	1,942,000	2,046,384
Univision Communications, Inc. 5.125%, 05/15/23 (144A) (a)	10,430,000	9,230,550
UPC Holding B.V. 5.500%, 01/15/28 (144A)	3,545,000	3,332,300
Virgin Media Secured Finance plc 5.500%, 08/15/26 (144A) (a)	5,985,000	6,074,775

		102,976,019

BHFTII-265

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Metal Fabricate/Hardware—0.2%
Park-Ohio Industries, Inc. 6.625%, 04/15/27 (a)	4,928,000	$3,895,165

Mining—3.6%
Alcoa Nederland Holding B.V.
6.125%, 05/15/28 (144A) (a)	10,712,000	9,747,920
6.750%, 09/30/24 (144A) (a)	2,200,000	2,133,340
Anglo American Capital plc 4.000%, 09/11/27 (144A)	3,540,000	3,331,010
Barrick Gold Corp. 5.250%, 04/01/42	2,520,000	2,976,239
Barrick North America Finance LLC 5.750%, 05/01/43	8,579,000	11,000,264
BHP Billiton Finance USA, Ltd.
6.250%, 5Y USD Swap + 4.971%, 10/19/75 (144A) (b)	2,392,000	2,347,389
6.750%, 5Y USD Swap + 5.093%, 10/19/75 (144A) (a) (b)	8,191,000	8,684,590
First Quantum Minerals, Ltd.
7.250%, 04/01/23 (144A) (a)	8,149,000	6,977,581
7.500%, 04/01/25 (144A) (a)	12,320,000	10,252,581
Freeport-McMoRan, Inc. 5.450%, 03/15/43 (a)	15,860,000	14,194,700
Glencore Finance Canada, Ltd.
4.250%, 10/25/22 (144A)	788,000	755,314
5.550%, 10/25/42 (144A)	1,000,000	803,068
Glencore Funding LLC 4.000%, 04/16/25 (144A)	6,580,000	6,375,841
HudBay Minerals, Inc. 7.625%, 01/15/25 (144A) (a)	6,790,000	5,907,300
Midwest Vanadium Pty, Ltd. 13.250%, 02/15/18 (144A) † (e) (f) (g)	932,290	0
Northwest Acquisitions ULC / Dominion Finco, Inc. 7.125%, 11/01/22 (144A) (a)	8,475,000	4,152,750
Teck Resources, Ltd.
5.400%, 02/01/43 (a)	4,575,000	3,627,972
6.000%, 08/15/40 (a)	1,774,000	1,522,171

		94,790,030

Miscellaneous Manufacturing—0.7%
General Electric Co. 6.875%, 01/10/39	14,178,000	17,688,225

Oil & Gas—4.2%
Apache Corp.
3.250%, 04/15/22	452,000	347,959
4.250%, 01/15/44	260,000	113,227
4.750%, 04/15/43 (a)	7,000,000	3,099,852
Berry Petroleum Co. LLC 7.000%, 02/15/26 (144A)	9,280,000	3,712,000
Chesapeake Energy Corp. 7.000%, 10/01/24	2,310,000	173,250
Comstock Resources, Inc. 7.500%, 05/15/25 (144A)	11,030,000	7,721,000
Devon Energy Corp.
5.600%, 07/15/41	110,000	67,738
5.850%, 12/15/25	970,000	771,979

Oil & Gas—(Continued)
Diamondback Energy, Inc. 5.375%, 05/31/25	4,670,000	3,443,754
Eclipse Resources Corp. 8.875%, 07/15/23 (a)	11,075,000	7,475,625
Endeavor Energy Resources L.P. / EER Finance, Inc.
5.500%, 01/30/26 (144A) (a)	3,470,000	2,395,029
5.750%, 01/30/28 (144A) (a)	3,910,000	2,658,800
EOG Resources, Inc. 4.150%, 01/15/26 (a)	1,665,000	1,704,526
Exxon Mobil Corp. 4.327%, 03/19/50	2,250,000	2,753,301
Gazprom OAO Via Gaz Capital S.A. 4.950%, 03/23/27 (144A)	7,980,000	8,281,325
KazMunayGas National Co. JSC
5.375%, 04/24/30 (144A)	300,000	294,000
6.375%, 10/24/48 (144A)	1,060,000	1,049,400
MEG Energy Corp.
7.000%, 03/31/24 (144A) (a)	6,840,000	3,154,950
7.125%, 02/01/27 (144A) (a)	5,290,000	2,631,775
Noble Energy, Inc.
3.850%, 01/15/28 (a)	1,910,000	1,352,167
6.000%, 03/01/41	10,200,000	6,845,545
Northern Oil and Gas, Inc. 8.500%, PIK, 05/15/23 (a) (c)	2,202,939	1,497,998
Oasis Petroleum, Inc.
6.875%, 03/15/22	9,105,000	1,798,237
6.875%, 01/15/23 (a)	3,520,000	721,600
Occidental Petroleum Corp.
2.600%, 08/13/21	1,730,000	1,384,369
2.684%, 3M LIBOR + 0.950%, 02/08/21 (b)	1,520,000	1,204,600
2.900%, 08/15/24	2,640,000	1,438,800
3.125%, 02/15/22	110,000	80,839
3.200%, 08/15/26	1,800,000	878,421
3.500%, 06/15/25	1,850,000	950,851
4.500%, 07/15/44	800,000	329,457
4.625%, 06/15/45	230,000	98,783
5.550%, 03/15/26	2,760,000	1,471,943
6.450%, 09/15/36	220,000	105,218
6.950%, 07/01/24	290,000	163,795
7.500%, 05/01/31	80,000	41,413
7.875%, 09/15/31	285,000	151,577
Petrobras Global Finance B.V.
5.750%, 02/01/29	7,360,000	6,942,688
6.850%, 06/05/15	6,170,000	5,830,650
QEP Resources, Inc. 6.875%, 03/01/21	480,000	244,800
Range Resources Corp.
5.000%, 08/15/22	1,350,000	1,012,095
5.000%, 03/15/23 (a)	7,849,000	5,810,536
5.875%, 07/01/22	1,945,000	1,400,400
9.250%, 02/01/26 (144A) (a)	3,450,000	2,070,000
Shelf Drilling Holdings, Ltd. 8.250%, 02/15/25 (144A)	4,060,000	1,940,680
Shell International Finance B.V. 4.000%, 05/10/46	360,000	403,476

BHFTII-266

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Viper Energy Partners L.P. 5.375%, 11/01/27 (144A) (a)	1,890,000	$1,587,600
WPX Energy, Inc.
5.250%, 10/15/27 (a)	10,410,000	5,725,500
8.250%, 08/01/23	5,720,000	4,204,200

		109,537,728

Packaging & Containers—0.6%
ARD Finance S.A. 6.500%, 7.250% PIK, 06/30/27 (144A) (a) (c)	4,470,000	3,839,283
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 6.000%, 02/15/25 (144A)	5,200,000	5,214,560
Cascades Inc/Cascades USA, Inc. 5.375%, 01/15/28 (144A)	3,110,000	2,970,050
Pactiv LLC 8.375%, 04/15/27 (a)	3,310,000	3,442,400
WestRock RKT Co. 4.000%, 03/01/23	140,000	135,837

		15,602,130

Pharmaceuticals—2.7%
AbbVie, Inc.
2.950%, 11/21/26 (144A)	850,000	866,029
4.050%, 11/21/39 (144A)	5,880,000	6,166,484
Allergan Funding SCS
3.450%, 03/15/22	450,000	467,157
4.550%, 03/15/35	2,100,000	2,312,589
Bausch Health Americas, Inc.
8.500%, 01/31/27 (144A)	7,480,000	7,816,600
9.250%, 04/01/26 (144A) (a)	10,545,000	11,007,926
Bausch Health Cos., Inc. 7.000%, 03/15/24 (144A)	1,330,000	1,363,250
Becton Dickinson & Co. 3.700%, 06/06/27	3,594,000	3,652,336
Bristol-Myers Squibb Co.
4.250%, 10/26/49 (144A)	630,000	789,520
5.000%, 08/15/45 (144A)	800,000	1,073,208
Cigna Corp. 4.800%, 08/15/38 (a)	8,120,000	9,125,803
CVS Health Corp.
3.875%, 07/20/25	496,000	512,489
4.100%, 03/25/25	1,797,000	1,891,193
4.780%, 03/25/38	17,110,000	18,791,243
5.125%, 07/20/45 (a)	1,440,000	1,651,161
Mead Johnson Nutrition Co. 4.125%, 11/15/25 (a)	1,653,000	1,803,951
Teva Pharmaceutical Finance Netherlands III B.V. 7.125%, 01/31/25 (144A) (a)	3,220,000	3,185,804

		72,476,743

Pipelines—2.9%
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.125%, 11/15/22 (144A) (a)	9,565,000	7,173,750
6.625%, 07/15/26 (144A)	590,000	342,200

Pipelines—(Continued)
Cheniere Energy Partners L.P. 4.500%, 10/01/29 (144A)	4,100,000	3,649,000
DCP Midstream Operating L.P.
5.125%, 05/15/29	450,000	283,478
6.750%, 09/15/37 (144A)	3,480,000	1,879,200
El Paso Natural Gas Co. LLC
7.500%, 11/15/26 (a)	4,250,000	4,913,843
8.375%, 06/15/32	190,000	223,634
Energy Transfer Operating L.P.
5.500%, 06/01/27	1,376,000	1,203,006
5.875%, 01/15/24	1,638,000	1,546,902
6.250%, 04/15/49	1,090,000	922,478
Energy Transfer Partners L.P. / Regency Energy Finance Corp. 5.875%, 03/01/22	780,000	732,676
Enterprise Products Operating LLC
3.700%, 02/15/26 (a)	1,072,000	1,069,948
5.375%, 3M LIBOR + 2.570%, 02/15/78 (a) (b)	13,090,000	9,163,000
Kinder Morgan, Inc.
4.300%, 06/01/25	1,240,000	1,265,578
7.800%, 08/01/31	67,000	76,934
NGPL PipeCo LLC 7.768%, 12/15/37 (144A)	11,919,000	11,874,745
Northwest Pipeline LLC 4.000%, 04/01/27	14,460,000	14,346,664
Southern Natural Gas Co. LLC 8.000%, 03/01/32	25,000	30,298
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
5.125%, 02/01/25 (a)	4,791,000	4,083,848
5.375%, 02/01/27 (a)	2,770,000	2,279,710
6.500%, 07/15/27	10,000	8,525
Western Midstream Operating L.P.
3.950%, 06/01/25	9,253,000	4,751,775
4.000%, 07/01/22	1,135,000	735,979
5.300%, 03/01/48	3,910,000	1,489,662
5.450%, 04/01/44	1,900,000	708,805

		74,755,638

Real Estate—0.2%
Five Point Operating Co. L.P. / Five Point Capital Corp. 7.875%, 11/15/25 (144A)	7,040,000	6,054,400

Real Estate Investment Trusts—1.4%
CoreCivic, Inc.
4.625%, 05/01/23 (a)	820,000	746,200
5.000%, 10/15/22	5,400,000	5,163,534
CyrusOne L.P. / CyrusOne Finance Corp. 1.450%, 01/22/27 (EUR)	3,190,000	3,068,673
ESH Hospitality, Inc. 4.625%, 10/01/27 (144A) (a)	3,810,000	2,971,800
GLP Capital L.P. / GLP Financing II, Inc. 5.750%, 06/01/28	4,400,000	3,888,280
MPT Operating Partnership L.P. / MPT Finance Corp.
3.692%, 06/05/28 (GBP)	4,656,000	5,456,108
5.000%, 10/15/27 (a)	5,910,000	5,732,700

BHFTII-267

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
VICI Properties L.P. / VICI Note Co., Inc. 4.625%, 12/01/29 (144A) (a)	11,740,000	$10,683,400

		37,710,695

Retail—1.4%
AutoZone, Inc. 2.500%, 04/15/21	800,000	796,590
Golden Nugget, Inc. 8.750%, 10/01/25 (144A) (a)	9,210,000	4,754,663
L Brands, Inc.
5.250%, 02/01/28 (a)	9,112,000	6,960,657
5.625%, 10/15/23 (a)	4,550,000	3,776,955
6.694%, 01/15/27	180,000	129,960
McDonald’s Corp. 3.350%, 04/01/23	441,000	455,563
Michaels Stores, Inc. 8.000%, 07/15/27 (144A) (a)	4,090,000	3,026,600
PetSmart, Inc.
7.125%, 03/15/23 (144A) (a)	1,330,000	1,252,860
8.875%, 06/01/25 (144A) (a)	3,100,000	2,805,500
Tendam Brands S.A.U.
5.000%, 09/15/24 (144A) (EUR)	1,350,000	985,661
5.250%, 3M EURIBOR + 5.250%, 09/15/24 (144A) (EUR) (b)	3,750,000	2,755,103
Wendy’s International LLC 7.000%, 12/15/25	6,568,000	6,535,160
Yum! Brands, Inc. 7.750%, 04/01/25 (144A)	1,410,000	1,480,500

		35,715,772

Savings & Loans—0.3%
Nationwide Building Society 4.363%, 3M LIBOR + 1.392%, 08/01/24 (144A) (b)	6,730,000	6,761,177

Semiconductors—0.2%
Amkor Technology, Inc. 6.625%, 09/15/27 (144A)	860,000	808,400
NVIDIA Corp. 3.500%, 04/01/50	4,090,000	4,465,153

		5,273,553

Software—0.5%
CDK Global, Inc. 5.250%, 05/15/29 (144A)	4,560,000	4,651,200
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc. 6.000%, 07/15/25 (144A)	3,930,000	3,900,486
Open Text Corp. 3.875%, 02/15/28 (144A)	1,890,000	1,776,600
Open Text Holdings, Inc. 4.125%, 02/15/30 (144A) (a)	3,100,000	2,914,775

		13,243,061

Telecommunications—3.7%
Altice France Holding S.A. 10.500%, 05/15/27 (144A) (a)	5,100,000	5,390,649
Altice France S.A. 7.375%, 05/01/26 (144A)	20,645,000	20,851,450
AT&T, Inc. 4.450%, 04/01/24	3,330,000	3,527,315
British Telecommunications plc 9.625%, 12/15/30	3,875,000	5,967,651
CommScope Technologies LLC
5.000%, 03/15/27 (144A) (a)	1,100,000	954,250
6.000%, 06/15/25 (144A) (a)	2,200,000	2,013,440
CommScope, Inc. 8.250%, 03/01/27 (144A) (a)	3,060,000	2,949,534
Deutsche Telekom International Finance B.V. 2.485%, 09/19/23 (144A) (a)	7,227,000	7,142,488
Intelsat Jackson Holdings S.A. 5.500%, 08/01/23	4,010,000	2,466,150
Millicom International Cellular S.A.
6.250%, 03/25/29 (144A) (a)	4,550,000	4,072,250
6.625%, 10/15/26 (144A) (a)	4,290,000	4,070,781
Sprint Capital Corp.
6.875%, 11/15/28	6,085,000	6,950,287
8.750%, 03/15/32 (a)	9,850,000	13,026,625
Sprint Corp.
7.250%, 09/15/21 (a)	1,390,000	1,432,673
7.250%, 02/01/28 (144A) (a)	4,188,000	4,208,940
T-Mobile USA, Inc.
4.750%, 02/01/28 (a)	4,590,000	4,739,175
6.500%, 01/15/24 (a)	803,000	815,045
Telefonica Emisiones S.A. 4.103%, 03/08/27 (a)	2,600,000	2,696,509
Verizon Communications, Inc.
3.850%, 11/01/42	2,210,000	2,468,578
4.522%, 09/15/48 (a)	700,000	883,631
5.250%, 03/16/37	660,000	844,230

		97,471,651

Transportation—0.6%
Navios Maritime Acquisition Corp. / Navios Acquisition Finance U.S., Inc. 8.125%, 11/15/21 (144A)	3,900,000	2,067,000
Union Pacific Corp.
3.839%, 03/20/60 (144A)	470,000	502,973
4.375%, 09/10/38	1,335,000	1,517,664
XPO CNW, Inc. 6.700%, 05/01/34	10,851,000	9,223,350
XPO Logistics, Inc.
6.125%, 09/01/23 (144A)	1,390,000	1,360,463
6.750%, 08/15/24 (144A)	1,263,000	1,234,961

		15,906,411

BHFTII-268

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Trucking & Leasing—0.4%
DAE Funding LLC 5.750%, 11/15/23 (144A)	10,100,000	$9,342,500

Total Corporate Bonds & Notes (Cost $1,486,309,527)		1,361,321,591

Floating Rate Loans (h)—14.9%

Advertising—0.7%
Advantage Sales & Marketing, Inc. 1st Lien Term Loan, 4.700%, 3M LIBOR + 3.250%, 07/23/21	6,868,299	5,700,688
AppLovin Corp. Term Loan B, 4.489%, 1M LIBOR + 3.500%, 08/15/25	4,831,078	4,360,048
Terrier Media Buyer, Inc. Term Loan B, 5.700%, 3M LIBOR + 4.250%, 12/17/26	8,179,500	7,090,604

		17,151,340

Auto Parts & Equipment—0.3%
American Axle & Manufacturing, Inc. Term Loan B, 3.200%, 1M LIBOR + 2.250%, 04/06/24	3,603,229	3,053,737
Panther BF Aggregator 2 L.P. Term Loan B, 4.441%, 1M LIBOR + 3.500%, 04/30/26	6,427,700	5,913,484

		8,967,221

Building Materials—0.3%
APi Group DE, Inc. Term Loan B, 3.489%, 1M LIBOR + 2.500%, 10/01/26	7,391,475	6,800,157

Chemicals—0.1%
Innophos, Inc. Term Loan B, 02/04/27 (i)	4,470,000	3,799,500

Commercial Services—1.6%
Allied Universal Holdco LLC Term Loan B, 5.239%, 1M LIBOR + 4.250%, 07/10/26	8,059,771	7,455,288
Amentum Government Services Holdings LLC Term Loan B, 4.989%, 1M LIBOR + 4.000%, 02/01/27	4,710,000	4,450,950
Garda World Security Corp. 1st Lien Term Loan B, 6.390%, 3M LIBOR + 4.750%, 10/30/26	10,470,876	9,999,687
MPH Acquisition Holdings LLC Term Loan B, 4.200%, 3M LIBOR + 2.750%, 06/07/23	6,857,636	6,240,448
Prime Security Services Borrower LLC
Term Loan B1, 4.606%, 1M LIBOR + 3.250%, 09/23/26	13,160,638	11,976,180
Trans Union LLC Term Loan B5, 2.739%, 1M LIBOR + 1.750%, 11/16/26	853,974	823,374
Verscend Holding Corp. Term Loan B, 5.489%, 1M LIBOR + 4.500%, 08/27/25	1,930,202	1,833,692

		42,779,619

Computers—0.4%
McAfee LLC Term Loan B, 4.691%, 1M LIBOR + 3.750%, 09/30/24	4,840,620	4,517,910

Computers—(Continued)
Science Applications International Corp. Incremental Term Loan B, 3.239%, 1M LIBOR + 2.250%, 03/05/27	2,990,000	2,847,975
Surf Holdings, LLC Term Loan, 4.814%, 3M LIBOR + 3.500%, 03/05/27	3,960,000	3,554,100

		10,919,985

Diversified Financial Services—0.6%
Deerfield Dakota Holding, LLC Term Loan B, 03/05/27 (i)	2,130,000	1,831,800
Duff & Phelps Corporation 2nd Lien Term Loan, 03/06/28 (e) (g) (i)	7,060,000	6,961,807
Jane Street Group, LLC Term Loan, 4.613%, 3M LIBOR + 3.000%, 01/31/25	7,216,963	6,495,266

		15,288,873

Engineering & Construction—0.0%
Rockwood Service Corporation Term Loan, 01/23/27 (i)	580,000	528,525

Entertainment—1.2%
Allen Media, LLC Term Loan B, 7.231%, 3M LIBOR + 5.500%, 02/10/27	4,480,000	3,920,000
Caesars Entertainment Operating Co. Term Loan, 2.989%, 1M LIBOR + 2.000%, 10/07/24	6,330,960	5,244,143
Lions Gate Capital Holdings LLC Term Loan B, 3.239%, 1M LIBOR + 2.250%, 03/24/25	708,843	646,819
Mohegan Tribal Gaming Authority Term Loan B, 5.375%, 1M LIBOR + 4.375%, 10/13/23	10,282,031	7,855,472
Scientific Games International, Inc. Term Loan B5, 4.246%, 3M LIBOR + 2.750%, 08/14/24	6,879,202	5,589,351
Stars Group Holdings B.V. (The) Incremental Term Loan, 4.950%, 3M LIBOR + 3.500%, 07/10/25	249,147	238,870
UFC Holdings LLC Term Loan, 4.250%, 1M LIBOR + 3.250%, 04/29/26	8,667,927	7,757,795

		31,252,450

Environmental Control—0.0%
GFL Environmental Inc. Term Loan B, 3.989%, 1M LIBOR + 3.000%, 05/30/25	747,449	729,230

Food—0.3%
Froneri International Ltd.
Term Loan, 2.625%, 6M EURIBOR + 2.625%, 01/29/27 (EUR)	2,780,000	2,883,375
Term Loan, 3.239%, 1M LIBOR + 2.250%, 01/29/27	4,040,000	3,878,400

		6,761,775

Food Service—0.2%
TKC Holdings, Inc. 1st Lien Term Loan, 4.750%, 1M LIBOR + 3.750%, 02/01/23	5,413,537	4,384,965

BHFTII-269

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—0.6%
Albany Molecular Research, Inc. 1st Lien Term Loan, 4.250%, 1M LIBOR + 3.250%, 08/30/24	7,039,500	$6,300,352
Athenahealth, Inc. Term Loan B, 5.284%, 3M LIBOR + 4.500%, 02/11/26	6,682,500	6,281,550
Immucor, Inc. Extended Term Loan B, 6.450%, 3M LIBOR + 5.000%, 06/15/21	2,382,963	2,108,923

		14,690,825

Healthcare-Services—1.6%
EyeCare Partners, LLC
2nd Lien Term Loan, 9.139%, 3M LIBOR + 8.250%, 02/04/28	4,700,000	4,112,500
Delayed Draw Term Loan, 0.500%, 1M LIBOR + 0.500%, 02/18/27 (j)	1,233,514	1,019,705
Term Loan, 4.822%, 1M LIBOR + 3.750%, 02/05/27	5,286,486	4,370,164
Jaguar Holding Co. II Term Loan, 3.500%, 1M LIBOR + 2.500%, 08/18/22	6,118,729	5,899,477
Phoenix Guarantor, Inc. Term Loan B, 4.113%, 1M LIBOR + 3.250%, 03/05/26	6,324,080	5,818,154
RadNet, Inc. Term Loan, 5.350%, 3M LIBOR + 3.500%, 06/30/23	8,104,525	7,213,027
RegionalCare Hospital Partners Holdings, Inc. Term Loan B, 4.739%, 1M LIBOR + 3.750%, 11/17/25	773,980	726,251
U.S. Renal Care, Inc. Term Loan B, 6.000%, 1M LIBOR + 5.000%, 06/26/26	8,994,800	8,087,827
WP CityMD Bidco LLC Term Loan B, 5.761%, 3M LIBOR + 4.500%, 08/13/26	4,977,525	4,492,216

		41,739,321

Holding Companies-Diversified—0.0%
First Eagle Holdings, Inc. Term Loan B, 3.950%, 1M LIBOR + 2.500%, 02/01/27	534,600	453,742

Household Products/Wares—0.1%
Reynolds Consumer Products LLC Term Loan, 3.501%, 3M LIBOR + 1.750%, 02/04/27	1,854,694	1,760,800

Insurance—0.8%
Acrisure, LLC Term Loan B, 5.207%, 3M LIBOR + 3.500%, 02/15/27	2,990,000	2,541,500
AmeriLife Group, LLC
Delayed Draw Term Loan, 03/18/27 (i)	160,227	133,790
Term Loan, 03/18/27 (i)	1,249,773	1,043,560
Asurion LLC
2nd Lien Term Loan, 08/04/25 (i)	2,950,000	2,758,250
Term Loan B4, 3.989%, 1M LIBOR + 3.000%, 08/04/22	4,528,179	4,211,207
Term Loan B7, 3.989%, 1M LIBOR + 3.000%, 11/03/24	7,157,154	6,739,655
Sedgwick Claims Management Services, Inc. Term Loan B, 4.239%, 1M LIBOR + 3.250%, 12/31/25	3,880,353	3,427,644

		20,855,606

Leisure Time—0.1%
Alterra Mountain Co. Term Loan B1, 3.750%, 1M LIBOR + 2.750%, 07/31/24 (b)	4,010,472	3,596,058

Lodging—0.5%
Boyd Gaming Corp. Term Loan B3, 2.934%, 1M LIBOR + 2.250%, 09/15/23	2,674,247	2,357,795
Caesars Resort Collection LLC 1st Lien Term Loan B, 3.739%, 1M LIBOR + 2.750%, 12/23/24	7,454,934	6,123,699
Hilton Worldwide Finance LLC Term Loan B2, 2.697%, 1M LIBOR + 1.750%, 06/22/26	3,580,000	3,356,250

		11,837,744

Machinery-Construction & Mining—0.2%
Brookfield WEC Holdings Inc. Term Loan, 3.989%, 1M LIBOR + 3.000%, 08/01/25	6,903,480	6,584,194

Media—1.0%
Charter Communications Operating LLC Term Loan B2, 2.740%, 1M LIBOR + 1.750%, 02/01/27	5,552,100	5,367,032
Entercom Media Corp. Term Loan, 3.489%, 1M LIBOR + 2.500%, 11/18/24	3,003,949	2,703,554
iHeartCommunications, Inc. Term Loan, 3.989%, 1M LIBOR + 3.000%, 05/01/26	5,242,364	4,490,085
Nexstar Broadcasting, Inc. Term Loan B4, 4.331%, 1M LIBOR + 2.750%, 09/18/26	4,601,394	4,348,317
Univision Communications, Inc. Term Loan C5, 3.750%, 1M LIBOR + 2.750%, 03/15/24	9,415,860	8,050,561

		24,959,549

Oil & Gas—0.1%
Chesapeake Energy Corp. Term Loan, 06/24/24 (i)	3,760,000	1,526,560

Packaging & Containers—0.5%
Berry Global, Inc. Term Loan W, 2.863%, 1M LIBOR + 2.000%, 10/01/22	8,275,786	7,990,271
Reynolds Group Holdings, Inc. Term Loan, 3.739%, 1M LIBOR + 2.750%, 02/05/23	6,543,181	6,240,559

		14,230,830

Pharmaceuticals—0.8%
Change Healthcare Holdings LLC Term Loan B, 3.500%, 1M LIBOR + 2.500%, 03/01/24	6,596,787	6,091,031
Elanco Animal Health, Inc. Term Loan B, 02/04/27 (i)	3,340,000	3,204,313
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 5.250%, 1M LIBOR + 4.250%, 04/29/24	2,483,615	2,229,045
Grifols Worldwide Operations USA, Inc.
Term Loan B, 2.684%, 1W LIBOR + 2.000%, 11/15/27	3,112,200	2,982,524
HC Group Holdings II, Inc. Term Loan B, 5.489%, 1M LIBOR + 4.500%, 08/06/26	8,199,450	6,969,532

		21,476,445

BHFTII-270

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts — 0.1%
Corecivic, Inc. Term Loan, 5.500%, 1M LIBOR + 4.500%, 12/12/24	3,229,125	$2,898,140

Retail — 1.3%
Academy, Ltd. Term Loan B, 5.558%, 1M LIBOR + 4.000%, 07/01/22	8,685,724	4,784,383
CEC Entertainment, Inc. Term Loan B, 7.572%, 3M LIBOR + 6.500%, 08/30/26	8,560,365	4,922,210
Michaels Stores, Inc. Term Loan B, 3.534%, 3M LIBOR + 2.500%, 01/30/23	10,125,950	8,556,428
Party City Holdings, Inc. Term Loan B, 4.077%, 3M LIBOR + 2.500%, 08/19/22	3,107,844	1,603,647
Petco Animal Supplies, Inc. Term Loan B, 5.027%, 3M LIBOR + 3.250%, 01/26/23	4,884,398	3,428,847
PetSmart, Inc. Term Loan B2, 5.000%, 3M LIBOR + 4.000%, 03/11/22	11,681,607	11,258,149

		34,553,664

Software — 0.8%
Almonde, Inc. 1st Lien Term Loan, 5.277%, 3M LIBOR + 3.500%, 06/13/24	4,149,802	3,610,328
Castle U.S. Holding Corp. Term Loan B, 5.200%, 3M LIBOR + 3.750%, 01/29/27	3,150,000	2,744,437
DCert Buyer, Inc. Term Loan B, 4.989%, 1M LIBOR + 4.000%, 10/16/26	7,260,000	6,527,952
MA FinanceCo. LLC Term Loan B3, 3.489%, 1M LIBOR + 2.500%, 06/21/24	450,120	410,360
Seattle Spinco, Inc. Term Loan B3, 3.489%, 1M LIBOR + 2.500%, 06/21/24	3,039,772	2,771,260
Ultimate Software Group, Inc. (The) Term Loan B, 4.739%, 1M LIBOR + 3.750%, 05/04/26	4,039,700	3,817,516

		19,881,853

Telecommunications — 0.4%
Global Tel*Link Corp. 1st Lien Term Loan, 5.700%, 3M LIBOR + 4.250%, 11/29/25	5,371,559	4,632,970
Level 3 Financing, Inc. Term Loan B, 2.739%, 1M LIBOR + 1.750%, 03/01/27	5,039,678	4,762,495

		9,395,465

Transportation — 0.3%
Genesee & Wyoming, Inc. Term Loan, 3.450%, 3M LIBOR + 2.000%, 12/30/26	4,990,000	4,834,063
GlobalTranz Enterprises, Inc. Term Loan, 5.929%, 1M LIBOR + 5.000%, 05/15/26	4,930,689	3,821,284

		8,655,347

Total Floating Rate Loans (Cost $437,851,170)		388,459,783

Mortgage-Backed Securities—8.1%
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—5.4%
Banc of America Funding Corp. 1.757%, 02/27/37 (144A) (b)	16,432,817	10,414,010
Banc of America Funding Trust
2.159%, 03/27/36 (144A) (b)	5,898,499	4,625,096
2.199%, 1M LIBOR + 0.165%, 09/29/36 (144A) (b)	40,893,757	28,035,259
9.506%, 01/27/30 (144A) (b)	17,456,936	7,765,543
Banc of America Mortgage Trust 4.096%, 09/25/35 (b)	50,061	40,619
BCAP LLC Trust
1.883%, 10/28/36 (144A) (b)	508,655	503,634
4.093%, 05/26/47 (144A) (b)	6,050,323	5,606,211
Bear Stearns Asset-Backed Securities Trust 29.481%, -1 x 1M LIBOR + 33.583%, 07/25/36 (b)	339,239	489,618
Connecticut Avenue Securities Trust 4.347%, 1M LIBOR + 3.400%, 10/25/39 (144A) (b)	11,030,000	3,647,741
Countrywide Alternative Loan Trust
1.587%, 1M LIBOR + 0.640%, 07/25/35 (b)	631,510	607,646
5.750%, 01/25/37	1,998,622	1,373,794
6.000%, 01/25/37	1,858,559	1,522,279
14.857%, -2.2 x 1M LIBOR + 16.940%, 06/25/35 (b)	1,291,590	1,533,134
19.960%, -3 x 1M LIBOR + 22.800%, 02/25/36 (b)	1,288,734	1,570,154
24.814%, -4 x 1M LIBOR + 28.600%, 07/25/36 (b)	2,186,071	3,632,270
33.320%, -6 x 1M LIBOR + 39.000%, 08/25/37 (b)	1,012,266	2,015,817
Countrywide Alternative Loan Trust Resecuritization 6.000%, 08/25/37 (b)	2,526,518	1,554,554
Countrywide Home Loan Reperforming Loan REMIC Trust 4.565%, 03/25/35 (144A) (b) (k)	4,292,537	547,361
Credit Suisse Mortgage Trust
3.160%, 12/15/41 (144A)	7,420,000	6,727,149
25.319%, -5.5 x 1M LIBOR + 30.525%, 02/25/36 (b)	996,400	1,535,191
Flagstar Mortgage Trust 3.500%, 04/25/48 (144A) (b)	4,225,729	4,274,387
GreenPoint Mortgage Funding Trust 1.387%, 1M LIBOR + 0.440%, 06/25/45 (b)	1,037,637	812,921
GSMPS Mortgage Loan Trust 1.347%, 1M LIBOR + 0.400%, 04/25/36 (144A) (b)	614,468	460,720
HarborView Mortgage Loan Trust 1.947%, 1M LIBOR + 1.000%, 10/25/37 (b)	1,034,695	862,680
IndyMac INDX Mortgage Loan Trust 1.667%, 1M LIBOR + 0.720%, 01/25/35 (b)	712,829	552,521
JPMorgan Mortgage Trust
2.500%, 03/25/43 (144A) (b)	6,376	6,364
6.500%, 01/25/36	81,358	61,011
JPMorgan Resecuritization Trust 1.837%, 1M LIBOR + 0.210%, 07/27/46 (144A) (b)	951,762	937,532
Lehman XS Trust
1.107%, 1M LIBOR + 0.160%, 03/25/47 (b)	356,086	374,203
1.147%, 1M LIBOR + 0.200%, 08/25/46 (b)	1,671,886	1,444,659
MASTR Seasoned Securitization Trust 4.051%, 10/25/32 (b)	109,662	100,083
Merrill Lynch Mortgage Investors Trust
4.115%, 08/25/33 (b)	475,579	403,539
4.800%, 05/25/34 (b)	35,138	29,693
Morgan Stanley Mortgage Loan Trust 1.267%, 1M LIBOR + 0.320%, 01/25/35 (b)	445,956	380,972

BHFTII-271

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
New Residential Mortgage Loan Trust
3.500%, 12/25/58 (144A) (b)	6,618,091	$6,778,544
3.750%, 11/25/58 (144A) (b)	8,184,287	8,211,868
4.250%, 09/25/56 (144A) (b)	7,193,409	7,021,874
Nomura Resecuritization Trust 2.147%, 1M LIBOR + 0.260%, 02/26/46 (144A) (b)	4,868,000	4,501,394
NovaStar Mortgage Funding Trust 0.780%, 1M LIBOR + 0.380%, 09/25/46 (b)	557,437	484,132
Prime Mortgage Trust 5.500%, 05/25/35 (144A)	125,438	120,073
RBSGC Mortgage Loan Trust 1.397%, 1M LIBOR + 0.450%, 01/25/37 (b)	526,128	186,525
Residential Accredit Loans, Inc. Trust 3.204%, 11/25/37 (b)	3,090,957	2,179,596
Residential Asset Securitization Trust 5.750%, 02/25/36	1,472,439	1,381,555
Sequoia Mortgage Trust
2.599%, 6M LIBOR + 0.680%, 06/20/33 (b)	70,439	62,129
3.703%, 07/25/45 (144A) (b)	9,669	9,193
Structured Adjustable Rate Mortgage Loan Trust
3.081%, 1M LIBOR + 1.500%, 09/25/37 (b)	3,107,664	2,674,487
3.772%, 01/25/35 (b)	266,733	233,937
3.826%, 09/25/35 (b)	522,796	372,900
Structured Asset Mortgage Investments Trust
1.157%, 1M LIBOR + 0.210%, 05/25/46 (b)	177,015	137,639
1.227%, 1M LIBOR + 0.280%, 02/25/36 (b)	3,061,864	2,554,156
WaMu Mortgage Pass-Through Certificates Trust
1.217%, 1M LIBOR + 0.270%, 12/25/45 (b)	328,346	292,140
1.427%, 1M LIBOR + 0.480%, 12/25/45 (b)	8,682,088	5,323,090
2.234%, COFI + 1.250%, 03/25/47 (b)	1,401,278	1,157,852
3.800%, 09/25/36 (b)	517,575	424,956
4.215%, 10/25/34 (b)	397,269	363,241
4.448%, 08/25/33 (b)	826,617	784,986
5.733%, -1 x 1M LIBOR + 6.680%, 04/25/37 (b) (k)	9,355,272	2,962,860

		142,667,492

Commercial Mortgage-Backed Securities—2.7%
BAMLL Re-REMIC Trust 5.825%, 08/10/45 (144A) (b)	10,513,419	4,226,394
Credit Suisse Commercial Mortgage Trust
5.373%, 12/15/39	550,353	247,164
6.213%, 06/15/38 (b)	475,501	240,318
8.055%, 1M LIBOR + 7.350%, 07/15/32 (144A) (b)	26,600,000	22,302,004
Credit Suisse Mortgage Capital LLC 4.373%, 09/15/37 (144A)	6,620,000	4,839,370
CSMC Trust 8.740%, 12/15/22	18,450,000	17,053,824
DBUBS Mortgage Trust 3.750%, 08/10/44 (144A)	5,180,000	3,857,753
GMAC Commercial Mortgage Securities, Inc. 5.349%, 11/10/45 (b)	114,795	96,037
GS Mortgage Securities Trust 5.622%, 11/10/39	1,319,694	992,701
JPMorgan Chase Commercial Mortgage Securities Trust 6.467%, 02/15/51 (b)	101,058	95,564

Commercial Mortgage-Backed Securities—(Continued)
Lone Star Portfolio Trust
7.855%, 1M LIBOR + 7.150%, 09/15/28 (144A) (b)	5,801,914	5,009,701
7.922%, 1M LIBOR + 7.218%, 09/15/20 (144A) (b)	1,298,240	1,160,582
ML-CFC Commercial Mortgage Trust
5.450%, 08/12/48 (b)	324,904	187,843
5.450%, 08/12/48 (144A) (b)	37,174	21,492
5.853%, 09/12/49 (b)	1,285,603	476,370
Morgan Stanley Capital Trust 5.399%, 12/15/43	333,142	221,187
Multifamily Trust 10.344%, 04/25/46 (144A) (b)	7,368,189	7,247,609
UBS-Barclays Commercial Mortgage Trust
4.889%, 05/10/63 (144A) (b)	3,289,989	663,884
Waterfall Commercial Mortgage Trust 4.104%, 09/14/22 (144A) (b)	1,005,570	978,835

		69,918,632

Total Mortgage-Backed Securities (Cost $230,199,984)		212,586,124

Asset-Backed Securities—7.3%

Asset-Backed - Credit Card—0.3%
CreditShop Credit Card Co. LLC 7.908%, 1M LIBOR + 6.250%, 08/15/24 (144A) (b)	7,508,821	6,802,879

Asset-Backed - Home Equity—0.2%
Bear Stearns Asset-Backed Securities Trust 1.687%, 1M LIBOR + 0.740%, 01/25/34 (b)	11,660	9,434
EMC Mortgage Loan Trust 1.847%, 1M LIBOR + 0.900%, 05/25/43 (144A) (b)	52,066	51,801
Structured Asset Securities Corp. Mortgage Loan Trust 1.167%, 1M LIBOR + 0.220%, 02/25/36 (144A) (b)	2,582,718	98,402
WaMu Asset-Backed Certificates Trust 1.117%, 1M LIBOR + 0.170%, 07/25/47 (b)	8,954,834	6,225,872

		6,385,509

Asset-Backed - Manufactured Housing—0.2%
Origen Manufactured Housing Contract Trust
3.799%, 10/15/37 (b)	851,782	762,436
4.355%, 04/15/37 (b)	908,353	823,214
UCFC Manufactured Housing Contract 7.095%, 04/15/29 (b)	2,892,985	2,661,681

		4,247,331

Asset-Backed - Other—6.6%
522 Funding CLO I, Ltd. Zero Coupon, 3M LIBOR + 7.340%, 01/15/33 (144A) (b)	850,000	575,373
AIMCO CLO 5.499%, 3M LIBOR + 3.680%, 07/20/29 (144A) (b)	6,750,000	5,265,715
American Money Management Corp. CLO, Ltd. 7.646%, 3M LIBOR + 5.810%, 04/17/29 (144A) (b)	6,300,000	4,340,542
Apidos CLO
Zero Coupon, 3M LIBOR + 6.750%, 04/20/31 (144A) (b)	8,740,000	5,401,487

BHFTII-272

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Applebee’s Funding LLC / IHOP Funding LLC 4.194%, 06/07/49 (144A)	3,000,000	$2,728,500
Avery Point CLO, Ltd. 4.691%, 3M LIBOR + 2.950%, 08/05/27 (144A) (b)	1,540,000	1,230,649
BCC Funding Corp. XVI LLC 3.940%, 07/20/27 (144A)	5,570,000	5,402,568
Bear Stearns Asset-Backed Securities Trust 6.000%, 10/25/36	1,403,683	917,406
Benefit Street Partners CLO, Ltd. 5.619%, 3M LIBOR + 3.800%, 01/20/29 (144A) (b)	3,360,000	2,616,667
BlueMountain CLO, Ltd.
2.745%, 3M LIBOR + 1.050%, 11/20/28 (144A) (b)	2,925,000	2,814,180
7.445%, 3M LIBOR + 5.750%, 11/20/28 (144A) (b)	3,350,000	2,076,725
California Street CLO IX L.P. 3.163%, 3M LIBOR + 1.320%, 07/16/32 (144A) (b)	2,590,000	2,481,432
Carlyle Global Market Strategies, Ltd. 2.742%, 3M LIBOR + 1.050%, 05/15/31 (144A) (b)	9,638,348	8,992,473
Carlyle U.S. CLO, Ltd. 5.519%, 3M LIBOR + 3.700%, 07/20/31 (144A) (b)	9,500,000	6,613,919
Catskill Park CLO, Ltd. 7.819%, 3M LIBOR + 6.000%, 04/20/29 (144A) (b)	7,600,000	4,391,219
Cent CLO 24, Ltd. 4.981%, 3M LIBOR + 3.150%, 10/15/26 (144A) (b)	5,240,000	4,162,876
Cook Park CLO, Ltd. 7.236%, 3M LIBOR + 5.400%, 04/17/30 (144A) (b)	750,000	453,235
Countrywide Asset-Backed Certificates Trust 2.822%, 1M LIBOR + 1.875%, 06/25/34 (b)	91,805	89,074
Countrywide Revolving Home Equity Loan Resecuritization Trust 1.005%, 1M LIBOR + 0.300%, 12/15/33 (144A) (b)	107,533	95,241
Countrywide Revolving Home Equity Loan Trust 0.845%, 1M LIBOR + 0.140%, 07/15/36 (b)	182,273	165,303
Cumberland Park CLO, Ltd.
4.519%, 3M LIBOR + 2.700%, 07/20/28 (144A) (b)	1,250,000	1,017,857
7.469%, 3M LIBOR + 5.650%, 07/20/28 (144A) (b)	2,400,000	1,611,058
CVP CLO, Ltd. 4.469%, 3M LIBOR + 2.650%, 01/20/31 (144A) (b)	4,500,000	3,188,767
Dividend Solar Loans LLC 3.670%, 08/22/39 (144A)	5,731,762	5,385,583
Flatiron CLO, Ltd. 2.942%, 3M LIBOR + 1.250%, 05/15/30 (144A) (b)	8,480,000	8,270,926
Greenwood Park CLO, Ltd. 6.781%, 3M LIBOR + 4.950%, 04/15/31 (144A) (b)	7,380,000	4,992,681
Greywolf CLO, Ltd. 5.786%, 3M LIBOR + 3.950%, 04/17/30 (144A) (b)	4,480,000	3,434,449
HalseyPoint CLO, Ltd. 10.107%, 3M LIBOR + 8.200%, 01/20/33 (144A) (b)	4,020,000	2,158,105
KKR CLO, Ltd.
3.011%, 3M LIBOR + 1.180%, 01/15/31 (144A) (b)	3,710,000	3,472,872
3.069%, 3M LIBOR + 1.250%, 01/20/29 (144A) (b)	3,990,000	3,836,600
LCM, Ltd. 7.319%, 3M LIBOR + 5.500%, 10/20/28 (144A) (b)	4,100,000	2,781,674
Long Beach Mortgage Loan Trust 1.444%, 1M LIBOR + 0.520%, 01/21/31 (b)	11,719	10,976
Madison Park Funding, Ltd. 2.975%, 3M LIBOR + 1.200%, 07/29/30 (144A) (b)	6,680,000	6,381,491

Asset-Backed - Other—(Continued)
Marathon CLO 14, Ltd. 5.203%, 3M LIBOR + 3.300%, 01/20/33 (144A) (b)	2,950,000	2,519,327
Midocean Credit CLO VII 5.711%, 3M LIBOR + 3.880%, 07/15/29 (144A) (b)	4,000,000	2,950,740
Mill City Solar Loan, Ltd. 4.340%, 03/20/43 (144A)	1,407,489	1,359,791
Oaktree CLO, Ltd.
5.602%, 3M LIBOR + 3.800%, 04/22/30 (144A) (b)	5,300,000	3,702,304
7.019%, 3M LIBOR + 5.200%, 10/20/27 (144A) (b)	5,000,000	2,750,565
Octagon Investment Partners, Ltd. 7.581%, 3M LIBOR + 5.750%, 07/15/27 (144A) (b)	4,910,000	3,143,814
PPM CLO 3, Ltd. 3.236%, 3M LIBOR + 1.400%, 07/17/30 (144A) (b)	3,200,000	3,027,261
SACO I Trust
1.287%, 1M LIBOR + 0.340%, 03/25/36 (b)	31,269	30,609
Saranac CLO III, Ltd. 4.445%, 3M LIBOR + 3.250%, 06/22/30 (144A) (b)	4,652,500	3,304,982
SBA Small Business Investment Cos. 2.845%, 03/10/27	3,330,194	3,460,513
Sound Point CLO, Ltd.
2.894%, 3M LIBOR + 1.100%, 07/26/31 (144A) (b)	3,000,000	2,746,578
3.231%, 3M LIBOR + 1.400%, 04/15/32 (144A) (b)	6,680,000	6,193,015
7.831%, 3M LIBOR + 6.000%, 04/15/29 (144A) (b)	250,000	123,150
Symphony CLO, Ltd.
2.803%, 3M LIBOR + 0.960%, 04/16/31 (144A) (b)	2,250,000	2,116,825
7.043%, 04/16/31 (144A) (b)	1,890,000	1,236,393
TCI-Symphony CLO, Ltd.
4.848%, 3M LIBOR + 3.000%, 10/13/29 (144A) (b)	1,450,000	1,149,911
7.348%, 3M LIBOR + 5.500%, 10/13/29 (144A) (b)	4,300,000	3,014,227
Thayer Park CLO, Ltd. 7.919%, 3M LIBOR + 6.100%, 04/20/29 (144A) (b)	7,500,000	5,373,045
Treman Park CLO, Ltd.
4.469%, 3M LIBOR + 2.650%, 10/20/28 (144A) (b)	750,000	598,473
7.319%, 3M LIBOR + 5.500%, 10/20/28 (144A) (b)	2,000,000	1,245,536
Venture CLO, Ltd.
2.849%, 3M LIBOR + 1.030%, 04/20/31 (144A) (b)	6,380,000	5,949,931
7.571%, 3M LIBOR + 5.740%, 04/15/27 (144A) (b)	4,000,000	2,263,340
Voya CLO, Ltd. 7.851%, 3M LIBOR + 6.020%, 06/07/30 (144A) (b)	3,100,000	2,160,430
WhiteHorse, Ltd. 5.481%, 3M LIBOR + 3.650%, 10/15/31 (144A) (b)	6,180,000	4,306,416

		172,084,799

Asset-Backed - Student Loan—0.0%
SoFi Professional Loan Program LLC Zero Coupon, 08/25/36 (144A)	500	429,154

Total Asset-Backed Securities (Cost $239,280,768)		189,949,672

Foreign Government—6.0%

Regional Government—0.4%
Provincia de Buenos Aires
6.500%, 02/15/23 (144A)	18,280,000	4,752,800
7.875%, 06/15/27 (144A)	1,800,000	468,000

BHFTII-273

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Regional Government—(Continued)
Provincia de Buenos Aires
9.125%, 03/16/24 (144A)	4,040,000	$1,050,400
9.950%, 06/09/21 (144A)	3,530,000	1,059,000
9.950%, 06/09/21	3,370,000	1,011,000
10.875%, 01/26/21	2,846,667	868,233
Provincia de Cordoba 7.450%, 09/01/24 (144A) (a)	5,450,000	2,588,805

		11,798,238

Sovereign—5.6%
Abu Dhabi Government International Bonds
2.125%, 09/30/24 (144A)	13,090,000	12,906,740
4.125%, 10/11/47 (144A)	8,110,000	8,777,485
Bahamas Government International Bond 5.750%, 01/16/24 (144A)	1,500,000	1,387,515
Bermuda Government International Bond 4.138%, 01/03/23 (144A)	2,000,000	1,985,000
Brazil Notas do Tesouro Nacional
10.000%, 01/01/27 (BRL)	46,432,000	10,133,284
10.000%, 01/01/29 (BRL)	4,500,000	986,284
Brazilian Government International Bond 6.000%, 04/07/26	2,970,000	3,370,950
Costa Rica Government International Bond 7.158%, 03/12/45 (144A)	2,220,000	1,776,000
Egypt Government International Bond 7.600%, 03/01/29 (144A)	4,710,000	4,213,604
Indonesia Government International Bonds
5.125%, 01/15/45	3,000,000	3,345,507
5.250%, 01/17/42	6,140,000	6,994,039
Indonesia Treasury Bonds
7.000%, 05/15/22 (IDR)	9,560,000,000	596,342
7.000%, 05/15/27 (IDR)	382,929,000,000	22,355,256
8.375%, 09/15/26 (IDR)	66,608,000,000	4,205,641
Israel Government AID Bond
3.875%, 07/03/50	2,420,000	2,420,000
2.750%, 07/03/30	3,920,000	3,920,000
Kuwait International Government Bond 3.500%, 03/20/27 (144A)	7,230,000	7,502,773
Mexico Government International Bond 4.125%, 01/21/26 (a)	4,280,000	4,387,043
Panama Government International Bond 4.500%, 04/01/56	2,700,000	2,922,750
Qatar Government International Bonds
4.817%, 03/14/49 (144A)	3,800,000	4,475,701
5.103%, 04/23/48 (144A)	10,100,000	12,246,654
Russian Federal Bond - OFZ 7.050%, 01/19/28 (RUB)	1,887,525,000	24,652,701

		145,561,269

Total Foreign Government (Cost $192,239,118)		157,359,507

U.S. Treasury & Government Agencies—5.0%
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—4.7%
Connecticut Avenue Securities Trust (CMO) 3.047%, 1M LIBOR + 2.100%, 10/25/39 (144A) (b)	7,610,000	6,131,630
Fannie Mae 15 Yr. Pool
3.000%, 08/01/32	64,344	67,632
5.000%, 12/01/21	3,135	3,294
Fannie Mae 20 Yr. Pool 3.000%, 12/01/37	1,610,012	1,703,012
Fannie Mae 30 Yr. Pool
3.000%, 09/01/49	485,026	510,177
3.000%, 10/01/49	97,794	102,790
3.000%, 11/01/49	457,351	480,925
3.000%, 01/01/50	103,682	109,043
3.000%, 02/01/50	2,135,660	2,244,167
3.000%, 03/01/50	898,983	945,021
3.500%, 02/01/47	10,309,271	10,978,906
3.500%, 01/01/48	152,833	161,503
3.500%, 02/01/48	83,457	88,494
3.500%, 08/01/49	4,827,601	5,123,255
3.500%, 02/01/50	199,636	211,237
3.500%, 03/01/50	300,000	317,433
4.000%, 06/01/49	90,609	96,830
4.000%, 08/01/49	10,439,483	11,125,363
4.500%, 12/01/48	4,040,192	4,342,740
4.500%, 05/01/49	86,024	92,683
4.500%, 01/01/50	2,106,376	2,264,100
5.000%, 01/01/39	212,144	235,526
5.000%, 06/01/40	116,298	129,028
5.000%, 07/01/40	84,331	93,507
5.000%, 11/01/48	393,146	424,338
5.000%, 12/01/48	563,877	608,561
6.000%, 07/01/38	14,135	15,774
6.500%, 08/01/31	259	287
6.500%, 12/01/36	700	828
6.500%, 06/01/37	7,258	8,041
6.500%, 10/01/37	11,877	13,628
7.000%, 05/01/26	932	992
7.000%, 07/01/30	228	234
7.000%, 01/01/31	239	264
7.000%, 07/01/31	1,089	1,191
7.000%, 09/01/31	2,241	2,560
7.000%, 10/01/31	1,441	1,601
7.000%, 11/01/31	16,057	17,380
7.000%, 01/01/32	5,102	5,250
7.500%, 01/01/30	326	385
7.500%, 02/01/30	278	280
7.500%, 06/01/30	49	50
7.500%, 08/01/30	72	73
7.500%, 09/01/30	390	449
7.500%, 10/01/30	20	20
7.500%, 11/01/30	8,756	9,334
7.500%, 02/01/31	959	971
8.000%, 08/01/27	154	158
8.000%, 07/01/30	382	470
8.000%, 09/01/30	351	369
Fannie Mae REMICS (CMO)
1.297%, 1M LIBOR + 0.350%, 05/25/34 (b)	75,268	74,695

BHFTII-274

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae REMICS (CMO)
4.500%, 06/25/29	130,025	$138,707
Freddie Mac 20 Yr. Gold Pool
3.000%, 02/01/38	1,898,656	1,999,638
3.000%, 04/01/38	1,639,171	1,727,565
Freddie Mac 30 Yr. Gold Pool
4.000%, 05/01/48	18,238	19,515
4.000%, 07/01/48	373,318	398,940
4.000%, 10/01/48	140,486	150,215
4.000%, 11/01/48	263,408	281,338
4.000%, 12/01/48	672,152	717,058
5.000%, 11/01/48	61,626	66,591
6.000%, 12/01/36	8,852	9,928
6.000%, 02/01/37	9,306	10,666
7.000%, 03/01/39	76,531	91,221
Freddie Mac 30 Yr. Pool
3.000%, 09/01/49	384,245	405,383
3.500%, 09/01/49	382,505	405,239
3.500%, 03/01/50	200,000	211,622
4.000%, 09/01/48	1,386,601	1,478,429
4.000%, 01/01/49	620,554	661,561
4.000%, 11/01/49	93,304	99,674
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 1.330%, 08/25/42 (b) (k)	70,400,000	1,853,900
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
4.197%, 1M LIBOR + 3.250%, 07/25/29 (b)	11,730,000	10,322,384
4.397%, 1M LIBOR + 3.450%, 10/25/29 (b)	17,780,000	15,822,518
5.397%, 1M LIBOR + 4.450%, 03/25/30 (b)	8,840,000	4,453,328
5.447%, 1M LIBOR + 4.500%, 02/25/24 (b)	2,210,000	2,040,793
6.097%, 1M LIBOR + 5.150%, 10/25/29 (b)	10,500,000	5,385,329
11.947%, 1M LIBOR + 11.000%, 10/25/48 (144A) (b)	6,500,000	3,893,978
Ginnie Mae I 30 Yr. Pool
3.000%, 09/15/42	28,127	29,882
3.500%, 06/15/48	3,422,035	3,680,580
5.000%, 04/15/35	7,326	8,287
5.500%, 01/15/34	35,202	39,943
5.500%, 04/15/34	11,823	13,430
5.500%, 07/15/34	61,813	70,283
5.500%, 10/15/34	41,911	46,480
5.750%, 10/15/38	59,546	65,615
6.000%, 02/15/33	1,071	1,217
6.000%, 03/15/33	3,087	3,468
6.000%, 06/15/33	2,913	3,364
6.000%, 07/15/33	5,593	6,288
6.000%, 09/15/33	1,375	1,515
6.000%, 10/15/33	2,272	2,539
6.000%, 08/15/34	13,211	14,593
6.500%, 03/15/29	678	743
6.500%, 02/15/32	582	677
6.500%, 03/15/32	620	723
6.500%, 11/15/32	3,355	3,785
7.000%, 03/15/31	87	89
Ginnie Mae II 30 Yr. Pool
3.000%, 09/20/47	14,999	15,892
3.000%, 11/20/47	44,969	47,969

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
3.000%, 02/20/48	4,059,687	4,291,521
3.500%, 06/20/44	1,461,067	1,552,859
3.500%, 03/20/45	32,224	34,248
3.500%, 10/20/49	2,782,724	2,885,783
4.000%, 06/20/47	106,529	114,618
4.000%, 11/20/47	238,487	255,988
4.000%, 12/20/47	118,539	126,282
4.000%, 02/20/48	121,582	131,023
4.000%, 03/20/48	59,275	63,730
4.000%, 04/20/48	115,959	124,677
4.000%, 10/20/49	99,299	107,127
5.000%, 08/20/34	34,462	38,191
5.000%, 01/20/49	448,598	478,600
5.500%, 03/20/34	5,382	6,063
6.000%, 05/20/32	7,255	8,095
6.000%, 11/20/33	8,681	9,894
Ginnie Mae II ARM Pool
2.970%, 1Y H15 + 1.440%, 01/20/60 (b)	516,277	528,552
3.272%, 1Y H15 + 1.755%, 05/20/60 (b)	460,426	470,835
Government National Mortgage Association (CMO)
0.250%, 04/16/52 (b) (k)	8,056,261	47,854
0.318%, 03/16/47 (b) (k)	6,083,872	56,714
0.786%, 07/16/58 (b) (k)	3,564,472	193,080
1.962%, 1M LIBOR + 0.300%, 05/20/68 (b)	2,620,507	2,569,083
3.000%, 04/20/41	299,921	307,015
3.000%, 10/20/49	1,693,502	1,811,607

		121,662,800

U.S. Treasury—0.3%
U.S. Treasury Notes
1.375%, 01/31/25 (a) (l)	6,485,000	6,794,558
1.750%, 12/31/24	410,000	436,602

		7,231,160

Total U.S. Treasury & Government Agencies (Cost $149,636,775)		128,893,960

Convertible Bonds—1.1%

Banks—0.1%
BofA Finance LLC 0.125%, 09/01/22	1,290,000	1,271,947

Entertainment—0.1%
Live Nation Entertainment, Inc. 2.000%, 02/15/25	2,840,000	2,259,363

Media—0.3%
DISH Network Corp. 3.375%, 08/15/26	10,570,000	8,581,270

Pharmaceuticals—0.5%
Jazz Investments I, Ltd. 1.500%, 08/15/24	1,970,000	1,722,220

BHFTII-275

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Shares/ Principal Amount*	Value

Pharmaceuticals—(Continued)
Teva Pharmaceutical Finance Co. LLC 0.250%, 02/01/26 (a)	12,686,000	$11,741,403

		13,463,623

Pipelines—0.1%
Cheniere Energy, Inc. 4.250%, 03/15/45 (a)	6,124,000	3,001,693

Telecommunications—0.0%
Vonage Holdings Corp. 1.750%, 06/01/24	1,560,000	1,258,596

Total Convertible Bonds (Cost $34,230,699)		29,836,492

Convertible Preferred Stocks—0.3%

Banks—0.2%
Wells Fargo & Co., Series L 7.500%, 12/31/49	4,965	6,325,509

Electric—0.1%
NextEra Energy, Inc. 5.279%, 03/01/23	50,050	2,206,705

Total Convertible Preferred Stocks (Cost $8,037,898)		8,532,214

Preferred Stocks—0.2%

Capital Markets—0.1%
B. Riley Financial, Inc., 6.875%, 09/30/23	64,075	1,299,441
6.500%, 09/30/26	98,150	1,802,034

		3,101,475

Environmental Control—0.1%
GFL Environmental, Inc., 6.000%, 03/15/23	56,600	2,591,714

Total Preferred Stocks (Cost $6,831,293)		5,693,189

Municipals—0.1%
Massachusetts State Development Finance Agency, Board Institute, Revenue Bond 5.375%, 04/01/41	400,000	416,220
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
5.000%, 12/15/30	750,000	776,858
5.000%, 12/15/31	1,550,000	1,601,940
Virginia Housing Development Authority 6.000%, 06/25/34	522,625	572,954

Total Municipals (Cost $3,404,460)		3,367,972

Common Stocks—0.0%
Security Description	Shares/ Principal Amount*	Value

Diversified Consumer Services—0.0%
Ascent CNR Corp. - Class A (m)	1,399,556	27,991

Media—0.0%
Cengage Learning, Inc. (m)	10,995	76,965
ION Media Networks, Inc.	785	255,125

		332,090

Oil, Gas & Consumable Fuels—0.0%
Berry Corp.	170,615	411,182

Total Common Stocks (Cost $4,090,184)		771,263

Escrow Shares—0.0%

Energy Equipment & Services—0.0%
Hercules Offshore, Inc. (e) (g)	10,611	9,978

Forest Products & Paper—0.0%
Sino-Forest Corp. (e) (g) (m)	1,246,000	0
Sino-Forest Corp. (e) (g) (m)	500,000	0

		0

Total Escrow Shares (Cost $450,138)		9,978

Short-Term Investments—1.2%

Repurchase Agreement — 1.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $30,930,180; collateralized by U.S. Treasury Notes at 1.750%, maturity dates ranging from 06/15/22 - 06/30/22, and an aggregate market value of $31,552,114.	30,930,180	30,930,180

Total Short-Term Investments (Cost $30,930,180)		30,930,180

Securities Lending Reinvestments (n)—9.8%

Certificates of Deposit—6.7%
Banco del Estado de Chile
0.160%, SOFR + 0.150%, 08/25/20 (b)	2,000,000	1,994,360
0.160%, SOFR + 0.150%, 08/28/20 (b)	6,000,000	5,957,694
Bank of Montreal 0.990%, 06/08/20	2,000,000	1,999,080
Bank of Montreal (Chicago)
0.260%, SOFR + 0.250%, 07/10/20 (b)	2,000,000	1,997,140
0.420%, SOFR + 0.410%, 10/02/20 (b)	3,000,000	2,992,440
0.440%, FEDEFF PRV + 0.350%, 08/06/20 (b)	5,000,000	4,976,995
0.907%, 1M LIBOR + 0.110%, 11/13/20 (b)	2,000,000	1,994,700
Bank of Nova Scotia 0.875%, 1M LIBOR + 0.170%, 05/15/20 (b)	10,000,000	9,977,020

BHFTII-276

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (n)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
BNP Paribas S.A. New York
0.845%, 1M LIBOR + 0.120%, 02/11/21 (b)	1,000,000	$993,270
0.921%, 1M LIBOR + 0.110%, 02/12/21 (b)	1,000,000	984,946
Canadian Imperial Bank of Commerce
0.220%, SOFR + 0.210%, 06/12/20 (b)	2,000,255	1,997,859
0.440%, FEDEFF PRV + 0.350%, 08/06/20 (b)	8,000,000	7,961,264
Chiba Bank, Ltd.
1.150%, 04/24/20	2,000,000	1,999,840
1.150%, 04/28/20	2,000,000	1,999,560
1.720%, 04/13/20	2,000,000	2,000,640
Cooperative Rabobank UA 0.170%, SOFR + 0.160%, 09/04/20 (b)	3,000,000	2,980,485
Credit Agricole S.A.
0.510%, FEDEFF PRV + 0.420%, 07/20/20 (b)	1,000,000	996,744
1.500%, 06/12/20	2,000,000	2,002,000
Credit Industriel et Commercial
Zero Coupon, 05/07/20	4,952,181	4,995,150
0.260%, FEDEFF PRV + 0.170%, 02/12/21 (b)	2,000,000	1,977,512
0.520%, FEDEFF PRV + 0.430%, 07/20/20 (b)	1,000,000	996,950
Credit Suisse AG 0.490%, SOFR + 0.480%, 10/06/20 (b)	8,000,000	7,963,520
DG Bank 0.950%, 06/10/20	2,000,000	1,998,760
DZ Bank AG Zero Coupon, 06/05/20	994,363	998,010
Goldman Sachs Bank USA
0.210%, SOFR + 0.200%, 02/22/21 (b)	3,000,000	2,979,120
0.220%, SOFR + 0.210%, 02/22/21 (b)	3,000,000	2,979,390
KBC Bank NV 1.800%, 04/14/20	2,003,646	2,000,680
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 06/09/20	1,994,749	1,995,760
Mizuho Bank, Ltd. Zero Coupon, 04/14/20	4,976,101	4,998,550
MUFG Bank Ltd. 1.150%, 08/03/20	2,000,000	1,998,200
National Australia Bank, Ltd. 1.790%, 07/14/20	3,000,000	3,008,040
Natixis S.A. (New York) 0.950%, 09/09/20	1,000,000	999,770
NatWest Bank plc 1.860%, 04/14/20	7,000,000	7,001,890
Rabobank International London 1.115%, 1M LIBOR + 0.190%, 04/24/20 (b)	5,000,000	4,994,550
Royal Bank of Canada New York 0.270%, FEDEFF PRV + 0.180%, 02/12/21 (b)	5,000,000	4,943,650
Skandinaviska Enskilda Banken AB 2.059%, 3M LIBOR + 0.150%, 10/02/20 (b)	2,005,230	1,994,520
Societe Generale
0.440%, FEDEFF PRV + 0.350%, 06/19/20 (b)	2,000,000	1,993,672
0.540%, FEDEFF PRV + 0.450%, 08/14/20 (b)	5,000,000	4,974,630
1.030%, 1M LIBOR + 0.280%, 06/19/20 (b)	2,000,000	1,993,004
Standard Chartered Bank 0.240%, FEDEFF PRV + 0.150%, 08/26/20 (b)	5,000,000	4,974,150

Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp. 1.061%, 1M LIBOR + 0.120%, 07/28/20 (b)	5,000,000	4,996,200
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 08/18/20	991,479	995,190
1.940%, 04/17/20	3,000,000	3,001,740
Svenska Handelsbanken AB
1.144%, 1M LIBOR + 0.220%, 07/22/20 (b)	5,000,000	4,998,700
1.557%, 1M LIBOR + 0.180%, 06/05/20 (b)	5,000,000	5,000,850
Toronto-Dominion Bank
0.440%, FEDEFF PRV + 0.350%, 07/31/20 (b)	2,000,000	1,992,160
1.777%, 3M LIBOR + 0.070%, 02/16/21 (b)	2,000,000	2,000,000
UBS AG 1.394%, 3M LIBOR + 0.080%, 12/04/20 (b)	7,000,000	6,963,950
Wells Fargo Bank N.A. 0.440%, FEDEFF PRV + 0.350%, 08/20/20 (b)	12,000,000	12,000,000
Westpac Banking Corp. 1.870%, 04/22/20	3,022,640	3,001,710

		173,516,015

Commercial Paper—1.3%
Banco Santander S.A. (Chile) 1.300%, 05/28/20	2,990,792	2,992,380
Bank of China, Ltd. 1.830%, 05/21/20	3,981,700	3,989,920
China Construction Bank Corp. 1.900%, 05/04/20	995,303	998,570
LMA S.A. & LMA Americas 0.950%, 10/06/20	2,983,058	2,974,800
Santander UK plc 1.825%, 04/07/20	1,990,774	1,999,760
Starbird Funding, Corp. 1.616%, 1M LIBOR + 0.260%, 05/04/20 (b)	4,000,000	3,994,588
UBS AG 1.281%, 1M LIBOR + 0.340%, 07/28/20 (b)	10,000,000	10,000,600
Versailles LLC 1.500%, 05/22/20	1,993,000	1,995,520
Westpac Banking Corp. 1.091%, 1M LIBOR + 0.150%, 05/29/20 (b)	4,999,847	5,000,700

		33,946,838

Repurchase Agreements—1.1%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.010%, due on 04/01/20 with a maturity value of $10,487,409; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $10,697,156.	10,487,406	10,487,406
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $9,003,763; collateralized by various Common Stock with an aggregate market value of $9,900,001.	9,000,000	9,000,000

BHFTII-277

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (n)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $3,001,254; collateralized by U.S. Treasury Obligations with rates ranging from 0.118% - 2.875%, maturity dates ranging from 04/30/20 - 07/15/26, and various Common Stock with an aggregate market value of $3,128,350.	3,000,000	$3,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/20 at 0.250%, due on 04/01/20 with a maturity value of $5,000,035; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.625%, maturity dates ranging from 08/31/20 - 02/15/49, and various Common Stock with an aggregate market value of $5,486,460.	5,000,000	5,000,000

		27,487,406

Time Deposit—0.1%
Rabobank International Netherlands 0.080%, 04/01/20	2,000,000	2,000,000

Mutual Funds—0.6%
BlackRock Liquidity Funds, Institutional Shares 0.340% (o)	5,000,000	5,000,000
Fidelity Government Portfolio, Institutional Class 0.340% (o)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.250% (o)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.430% (o)	5,000,000	5,000,000
Wells Fargo Government Money Market Fund, Select Class 0.350% (o)	2,000,000	2,000,000

		16,000,000

Total Securities Lending Reinvestments (Cost $253,421,823)		252,950,259

Total Purchased Options— 0.5% (p) (Cost $20,995,440)		12,243,104
Total Investments—106.7% (Cost $3,097,909,457)		2,782,905,288
Unfunded Loan Commitments—(0.0)% (Cost $(805,946))		(805,946)
Net Investments—106.7% (Cost $3,097,103,511)		2,782,099,342
Other assets and liabilities (net)—(6.7)%		(173,494,032)

Net Assets—100.0%		$2,608,605,310

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2020, the market value of restricted securities was $16,442,118, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $295,192,751 and the collateral received consisted of cash in the amount of $253,362,524 and non-cash collateral with a value of $57,229,569. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(g)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2020, these securities represent 0.3% of net assets.
(h)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(i)	This loan will settle after March 31, 2020, at which time the interest rate will be determined.
(j)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(k)	Interest only security.
(l)	All or a portion of the security was pledged as collateral against open OTC swap contracts and open forward foreign currency exchange contracts. As of March 31, 2020, the market value of securities pledged was $2,539,708.
(m)	Non-income producing security.
(n)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(o)	The rate shown represents the annualized seven-day yield as of March 31, 2020.
(p)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020, the market value of 144A securities was $1,076,750,481, which is 41.3% of net assets.

BHFTII-278

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Carlyle Holdings II Finance LLC, 5.625%, 03/30/43	03/25/13 - 03/05/14	$3,370,000	$3,383,094	$3,752,006
Liberty Mutual Insurance Co., 7.697%, 10/15/97	06/08/11 - 05/30/12	2,600,000	2,522,480	3,702,203
Massachusetts Mutual Life Insurance Co., 4.900%, 04/01/77	03/20/17 - 03/21/17	6,285,000	6,262,481	6,672,610
Midwest Vanadium Pty, Ltd., 13.250%, 02/15/18	05/24/2011	932,290	961,424	0
Teachers Insurance & Annuity Association of America, 4.900%, 09/15/44	10/01/14	1,771,000	1,844,195	2,015,164
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39	05/19/16	216,000	280,623	300,135

				$16,442,118

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	9,834,171	BBP	04/14/20	USD	6,756,174	$(706,802)
AUD	6,110,000	CBNA	04/17/20	USD	4,107,087	(348,528)
AUD	13,450,000	MSC	04/17/20	USD	8,698,019	(424,269)
BRL	104,900,292	MSC	04/03/20	USD	20,665,122	(478,235)
BRL	19,512,000	CBNA	04/17/20	USD	4,646,599	(895,186)
BRL	39,540,000	CBNA	04/17/20	USD	9,669,846	(2,067,813)
BRL	44,620,500	CBNA	04/17/20	USD	10,884,376	(2,305,556)
BRL	47,690,000	CBNA	04/17/20	USD	11,457,332	(2,288,365)
BRL	66,300,000	CBNA	04/17/20	USD	15,511,831	(2,764,870)
BRL	19,691,000	GSBU	04/17/20	USD	4,667,773	(881,945)
CAD	10,554,366	GSBU	04/06/20	USD	8,130,000	(629,892)
CAD	20,300,000	BNP	04/17/20	USD	15,272,838	(845,303)
CAD	6,789	CBNA	04/17/20	USD	4,856	(31)
CAD	4,990,000	CBNA	04/17/20	USD	3,849,180	(302,707)
CAD	10,528,841	CBNA	04/17/20	USD	8,088,128	(605,111)
CAD	16,710,000	CBNA	04/17/20	USD	12,889,739	(1,013,675)
CAD	7,413,090	CBNA	04/23/20	USD	5,647,445	(378,423)
CAD	41,754,890	GSBU	06/10/20	USD	30,770,000	(1,080,276)
CHF	378,810	CBNA	04/17/20	USD	392,504	1,348
EUR	18,200,000	BNP	04/14/20	USD	20,665,172	(584,252)
EUR	29,568,807	BNP	04/17/20	USD	32,168,704	460,001
EUR	1,150,000	CBNA	04/17/20	USD	1,232,317	36,690
EUR	1,450,000	CBNA	04/17/20	USD	1,579,462	20,590
EUR	2,400,000	CBNA	04/17/20	USD	2,652,336	(3,975)
EUR	5,150,000	CBNA	04/17/20	USD	5,725,790	(42,847)
EUR	6,776,338	CBNA	04/17/20	USD	7,360,967	116,614
EUR	8,520,000	CBNA	04/17/20	USD	9,339,394	62,289
EUR	12,702,400	CBNA	04/17/20	USD	14,216,348	(199,454)
EUR	36,068,698	CBNA	04/17/20	USD	39,665,773	135,457
EUR	22,411,000	CBNA	04/28/20	USD	24,856,040	(114,619)
EUR	9,011,400	JPMC	05/04/20	USD	10,039,871	(88,948)
GBP	3,740,000	CBNA	04/17/20	USD	4,872,629	(225,854)
GBP	6,817,320	MSC	05/04/20	USD	9,011,134	(537,408)
IDR	114,574,705,828	BBP	04/17/20	USD	8,143,192	(1,127,841)
IDR	130,307,524,285	MSC	06/05/20	USD	9,131,571	(1,187,250)
INR	491,838,000	BBP	04/17/20	USD	6,757,269	(265,935)
JPY	986,790,000	BBP	04/17/20	USD	9,063,613	119,275
JPY	491,700,000	CBNA	04/17/20	USD	4,488,165	87,506
JPY	492,300,000	CBNA	04/17/20	USD	4,492,403	88,851
JPY	493,640,000	CBNA	04/17/20	USD	4,505,063	88,661
JPY	551,940,000	CBNA	04/17/20	USD	5,048,039	88,214
JPY	690,290,000	CBNA	04/17/20	USD	6,331,245	92,468
JPY	4,043,460,000	CBNA	04/17/20	USD	39,018,539	(1,390,837)
JPY	713,228,289	GSBU	04/17/20	USD	6,615,972	21,200

BHFTII-279

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	2,643,395,700	GSBU	04/17/20	USD	24,158,912	$440,047
JPY	469,800,000	JPMC	04/17/20	USD	4,289,851	82,023
KRW	5,055,310,000	JPMC	04/17/20	USD	4,272,574	(117,967)
KRW	5,076,310,000	JPMC	04/17/20	USD	4,282,830	(110,964)
KRW	5,149,880,000	JPMC	04/17/20	USD	4,308,117	(75,789)
KRW	5,571,740,000	JPMC	04/17/20	USD	4,699,194	(120,168)
MXN	30,000,000	CBNA	04/17/20	USD	1,539,488	(277,576)
MXN	32,000,000	CBNA	04/17/20	USD	1,681,582	(335,543)
MXN	33,000,000	CBNA	04/17/20	USD	1,373,283	14,819
MXN	34,000,000	CBNA	04/17/20	USD	1,710,416	(280,250)
MXN	58,922,337	CBNA	04/17/20	USD	3,081,736	(603,243)
MXN	103,020,000	CBNA	04/17/20	USD	5,402,727	(1,069,323)
MXN	177,354,397	CBNA	04/17/20	USD	9,349,019	(1,888,834)
MXN	376,965,900	CBNA	04/17/20	USD	16,075,847	(219,260)
MXN	40,000,000	GSBC	04/17/20	USD	1,588,613	93,936
MXN	508,000,000	GSBU	04/17/20	USD	26,611,070	(5,242,701)
PLN	3,719	BBP	04/17/20	USD	979	(80)
RUB	107,120,000	CBNA	04/17/20	USD	1,681,448	(320,767)
RUB	149,940,000	CBNA	04/17/20	USD	2,350,673	(446,075)
RUB	292,970,000	CBNA	04/17/20	USD	4,587,764	(866,341)
RUB	434,170,205	CBNA	04/17/20	USD	6,746,016	(1,231,012)
RUB	300,570,000	GSBU	04/17/20	USD	4,710,095	(892,134)
RUB	562,210,000	GSBU	04/17/20	USD	8,973,680	(1,832,263)
RUB	638,130,000	GSBC	04/17/20	USD	9,923,682	(1,817,900)
RUB	1,291,511,774	GSBC	04/17/20	USD	20,857,075	(4,451,775)
RUB	1,352,800,000	JPMC	04/17/20	USD	17,196,216	(12,409)
TWD	7,361,600	JPMC	04/17/20	USD	247,075	(3,301)

Contracts to Deliver
AUD	9,834,171	JPMC	04/14/20	USD	6,770,827	721,455
AUD	7,290,000	CBNA	04/17/20	USD	5,069,685	585,250
AUD	52,902,661	JPMC	04/17/20	USD	36,429,301	3,886,295
AUD	16,240,000	JPMC	04/17/20	USD	9,452,135	(537,881)
AUD	14,000,000	JPMC	04/17/20	USD	9,464,504	852,421
BRL	104,900,292	MSC	04/03/20	USD	24,538,080	4,351,193
BRL	104,900,292	MSC	04/17/20	USD	20,648,038	479,714
CAD	10,547,577	BBP	04/06/20	USD	8,130,000	634,716
CAD	6,789	CBNA	04/06/20	USD	4,855	31
CAD	14,410,000	JPMC	04/17/20	USD	9,906,749	(334,669)
CAD	10,615,063	JPMC	04/17/20	USD	8,020,733	476,437
CAD	7,413,090	BNP	04/23/20	USD	5,644,198	375,176
CAD	41,754,890	CBNA	06/10/20	USD	30,787,345	1,097,621
EUR	20,283,000	BNP	04/17/20	USD	22,644,682	262,716
EUR	17,360,000	BNP	04/17/20	USD	19,324,413	167,932
EUR	9,980,000	BNP	04/17/20	USD	11,140,535	127,765
EUR	1,600,000	BNP	04/17/20	USD	1,784,864	19,290
EUR	12,680,000	CBNA	04/17/20	USD	13,795,240	(196,937)
EUR	7,940,000	CBNA	04/17/20	USD	8,852,273	90,610
EUR	4,470,000	CBNA	04/17/20	USD	4,953,864	21,291
EUR	4,400,000	CBNA	04/17/20	USD	4,929,012	73,683
EUR	4,390,000	CBNA	04/17/20	USD	4,786,382	(57,913)
EUR	4,380,000	CBNA	04/17/20	USD	4,869,539	36,280
EUR	4,380,000	CBNA	04/17/20	USD	4,770,203	(63,056)
EUR	4,360,000	CBNA	04/17/20	USD	4,749,797	(61,393)
EUR	1,850,000	CBNA	04/17/20	USD	2,088,613	47,168
EUR	1,550,000	CBNA	04/17/20	USD	1,712,115	1,714
EUR	1,251,044	CBNA	04/17/20	USD	1,399,244	18,737

BHFTII-280

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	14,880,000	GSBU	04/17/20	USD	16,886,092	$466,251
EUR	5,018,960	GSBU	04/17/20	USD	5,607,483	69,141
EUR	8,850,000	JPMC	04/17/20	USD	9,598,790	(167,043)
EUR	6,710,000	JPMC	04/17/20	USD	7,267,614	(136,763)
GBP	17,890,000	CBNA	04/17/20	USD	23,631,375	1,403,885
GBP	1,509,964	CBNA	04/17/20	USD	1,982,642	106,582
IDR	194,660,190,000	JPMC	04/17/20	USD	12,498,247	579,303
IDR	42,475,000,000	JPMC	04/17/20	USD	2,941,889	341,167
IDR	63,155,354,285	JPMC	06/05/20	USD	4,376,670	526,345
IDR	67,145,450,000	MSC	06/05/20	USD	4,682,388	588,803
IDR	6,720,000	MSC	06/05/20	USD	469	59
JPY	1,620,730,000	CBNA	04/17/20	USD	14,681,908	(400,310)
JPY	1,049,629,620	CBNA	04/17/20	USD	9,398,310	(369,352)
JPY	1,901,080,000	JPMC	04/17/20	USD	17,569,714	(121,390)
JPY	1,678,710,000	JPMC	04/17/20	USD	15,531,890	(89,879)
JPY	1,215,962,022	JPMC	04/17/20	USD	11,089,637	(225,885)
JPY	235,705,812	GSBU	06/05/20	USD	2,247,600	49,418
KRW	10,625,080,000	JPMC	04/17/20	USD	8,983,977	251,963
KRW	10,228,159,998	JPMC	04/17/20	USD	8,647,486	241,673
MXN	298,105,480	CBNA	04/17/20	USD	12,648,519	109,094
MXN	205,864,070	CBNA	04/17/20	USD	8,916,535	257,127
MXN	71,250,000	CBNA	04/17/20	USD	2,981,806	(15,234)
MXN	43,500,000	CBNA	04/17/20	USD	2,024,932	195,160
MXN	39,000,000	CBNA	04/17/20	USD	2,002,526	362,041
MXN	180,000,000	GSBU	04/17/20	USD	8,215,614	644,145
MXN	40,000,000	JPMC	04/17/20	USD	1,651,269	(31,280)
MXN	242,278,064	MSC	05/26/20	USD	12,602,240	2,470,294
PHP	5,000	JPMC	04/17/20	USD	98	(1)
RUB	295,330,000	GSBU	04/17/20	USD	4,651,269	899,869
RUB	294,030,000	GSBU	04/17/20	USD	4,635,175	900,288
RUB	975,470,751	JPMC	04/17/20	USD	15,247,687	2,856,867
RUB	1,131,231,394	GSBU	04/27/20	USD	17,994,900	3,648,730
RUB	825,365,744	CBNA	05/27/20	USD	12,667,200	2,247,801
SAR	79,860,000	CBNA	09/24/20	USD	21,259,151	(5,464)
SAR	39,610,000	JPMC	09/24/20	USD	10,528,974	(18,126)
SEK	18,355,647	BBP	04/17/20	USD	1,965,146	108,991
TRY	2,193,900	BBP	04/17/20	USD	357,525	27,333
ZAR	198,594	BNP	04/17/20	USD	13,755	2,676

Net Unrealized Depreciation						$(13,101,968)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar Futures	06/15/20	1,759	USD	437,441,313	$3,086,345
Australian 10 Year Treasury Bond Futures	06/15/20	198	AUD	29,820,932	25,693
U.S. Treasury Note 10 Year Futures	06/19/20	568	USD	78,774,500	877,829
U.S. Treasury Note 2 Year Futures	06/30/20	3,811	USD	839,878,897	14,075,960
U.S. Treasury Note 5 Year Futures	06/30/20	379	USD	47,511,203	239,118
U.S. Treasury Note Ultra 10 Year Futures	06/19/20	97	USD	15,135,031	969,832
U.S. Treasury Ultra Long Bond Futures	06/19/20	1,395	USD	309,515,625	35,609,973

BHFTII-281

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
90 Day EuroDollar Futures	03/15/21	(806)	USD	(200,925,725)	$(246,405)
Euro-Bund Futures	06/08/20	(353)	EUR	(60,896,030)	733,126
Euro-Buxl 30 Year Bond Futures	06/08/20	(28)	EUR	(5,877,200)	152,847
U.S. Treasury Long Bond Futures	06/19/20	(728)	USD	(130,357,500)	(9,563,251)
United Kingdom Long Gilt Bond Futures	06/26/20	(66)	GBP	(8,988,540)	(170,293)

Net Unrealized Appreciation					$45,790,774

Purchased Options

Credit Default Swaptions	Strike Price	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Put - OTC - 5-Year CDS	$90.00	GSBU	CDX.NA.HY.33	Buy	05/20/20	30,772,000	USD	30,772,000	$1,030,862	$912,316	$(118,546)

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/CAD Put	CAD	1.383	GSBU	06/09/20	46,155,000	USD	46,155,000	$621,985	$1,247,154	$625,169
USD Call/EUR Put	USD	1.116	BNP	04/08/20	86,680,000	USD	86,680,000	340,652	1,225,742	885,090
USD Call/EUR Put	USD	1.085	CGM	04/24/20	47,350,000	USD	47,350,000	380,221	200,671	(179,550)
USD Call/EUR Put	USD	1.126	JPMC	06/05/20	32,480,000	USD	32,480,000	418,459	848,540	430,081
USD Put/BRL Call	BRL	4.275	MSC	04/01/20	45,780,000	USD	45,780,000	775,055	43	(775,012)
USD Put/JPY Call	JPY	104.800	GSBU	06/03/20	93,650,000	USD	93,650,000	1,908,587	1,122,583	(786,004)
USD Put/MXN Call	MXN	18.948	MSC	05/21/20	32,480,000	USD	32,480,000	300,602	4,547	(296,055)
USD Put/RUB Call	RUB	62.864	GSBU	04/24/20	31,570,000	USD	31,570,000	510,487	663	(509,824)
USD Put/RUB Call	RUB	63.965	CGM	05/26/20	32,480,000	USD	32,480,000	364,426	8,932	(355,494)

Totals								$5,620,474	$4,658,875	$(961,599)

Options on Exchange-Traded Future Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - S&P 500 Index E-Mini Futures	USD	2,000.000	04/17/20	954	USD	47,700	$5,378,191	$572,400	$(4,805,791)
Put - S&P 500 Index E-Mini Futures	USD	2,800.000	04/17/20	45	USD	2,250	274,594	547,313	272,719
Put - S&P 500 Index E-Mini Futures	USD	2,200.000	05/15/20	906	USD	45,300	5,984,756	2,763,300	(3,221,456)
Put - S&P 500 Index E-Mini Futures	USD	2,500.000	06/19/20	334	USD	16,700	2,706,563	2,788,900	82,337

Totals							$14,344,104	$6,671,913	$(7,672,191)

Written Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/AUD Put	USD	0.672	JPMC	04/08/20	(31,870,000)	USD	(31,870,000)	$(177,516)	$(2,751,624)	$(2,574,108)
USD Call/AUD Put	USD	0.661	BNP	04/28/20	(34,010,000)	USD	(34,010,000)	(181,647)	(2,423,145)	(2,241,498)
USD Call/AUD Put	USD	0.644	BNP	05/22/20	(34,030,000)	USD	(34,030,000)	(203,431)	(1,780,416)	(1,576,985)
USD Call/AUD Put	USD	0.647	JPMC	05/22/20	(32,480,000)	USD	(32,480,000)	(198,778)	(1,795,624)	(1,596,846)
USD Call/CAD Put	CAD	1.345	CGM	04/03/20	(34,200,000)	USD	(34,200,000)	(89,262)	(1,540,778)	(1,451,516)
USD Call/CAD Put	CAD	1.333	BNP	04/22/20	(24,540,000)	USD	(24,540,000)	(76,074)	(1,337,528)	(1,261,454)
USD Call/CAD Put	CAD	1.351	BNP	05/22/20	(34,030,000)	USD	(34,030,000)	(124,788)	(1,481,496)	(1,356,708)
USD Call/EUR Put	USD	1.107	JPMC	06/05/20	(64,960,000)	USD	(64,960,000)	(397,951)	(1,049,429)	(651,478)
USD Put/CAD Call	CAD	1.278	GSBU	04/03/20	(33,450,000)	USD	(33,450,000)	(117,075)	(33)	117,042
USD Put/CAD Call	CAD	1.334	GSBU	06/09/20	(46,155,000)	USD	(46,155,000)	(477,058)	(108,141)	368,917

BHFTII-282

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Written Options—(Continued)

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Put/EUR Call	USD	1.133	JPMC	04/29/20	(48,975,000)	USD	(48,975,000)	$(172,588)	$(116,707)	$55,881
USD Put/GBP Call	USD	1.350	MSC	04/30/20	(39,180,000)	USD	(39,180,000)	(183,127)	(28,014)	155,113
USD Put/IDR Call	IDR	13,816.000	MSC	06/03/20	(32,780,000)	USD	(32,780,000)	(209,825)	(24,585)	185,240
USD Put/JPY Call	JPY	104.950	CGM	04/03/20	(31,870,000)	USD	(31,870,000)	(159,669)	(45,829)	113,840
USD Put/JPY Call	JPY	100.500	GSBU	06/03/20	(93,650,000)	USD	(93,650,000)	(907,937)	(543,638)	364,299
USD Put/MXN Call	MXN	18.629	CGM	04/13/20	(24,560,000)	USD	(24,560,000)	(119,730)	(49)	119,681
USD Put/RUB Call	RUB	60.200	JPMC	04/08/20	(34,080,000)	USD	(34,080,000)	(199,879)	(34)	199,845

Totals								$(3,996,335)	$(15,027,070)	$(11,030,735)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - S&P 500 Index E-Mini Futures	USD	2,600.000	04/17/20	(45)	USD	(2,250)	$(157,406)	$(270,000)	$(112,594)
Put - S&P 500 Index E-Mini Futures	USD	2,200.000	06/19/20	(334)	USD	(16,700)	(1,419,261)	(1,469,600)	(50,339)
Put - U.S. Treasury Note 5-Year Futures	USD	124.000	04/24/20	(777)	USD	(777,000)	(583,921)	(78,915)	505,006

Totals							$(2,160,588)	$(1,818,515)	$342,073

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day TIIE	Monthly	7.440%	Monthly	07/20/29	MXN	1,162,650,000	$1,735,412	$554,569	$1,180,843
Pay	28-Day TIIE	Monthly	7.450%	Monthly	07/18/29	MXN	1,118,490,000	1,707,071	440,535	1,266,536
Pay	3M LIBOR	Quarterly	0.645%	Semi-Annually	09/18/25	USD	24,334,000	166,913	—	166,913
Pay	3M LIBOR	Quarterly	0.658%	Semi-Annually	09/18/25	USD	18,880,000	141,703	—	141,703
Pay	3M LIBOR	Quarterly	0.770%	Semi-Annually	03/24/27	USD	86,960,000	974,935	724,174	250,761
Receive	3M LIBOR	Semi-Annually	0.838%	Quarterly	09/18/50	USD	4,429,000	83,194	—	83,194
Receive	3M LIBOR	Semi-Annually	0.855%	Quarterly	09/18/50	USD	3,424,000	47,933	(6,733)	54,666
Receive	3M LIBOR	Semi-Annually	1.850%	Quarterly	11/15/44	USD	43,527,000	(9,517,289)	84,280	(9,601,569)
Receive	3M LIBOR	Semi-Annually	2.875%	Quarterly	05/15/44	USD	37,345,000	(16,655,622)	184,351	(16,839,973)
Receive	6M EURIBOR	Annually	1.498%	Semi-Annually	08/23/47	EUR	4,537,500	(1,785,837)	(5,232)	(1,780,605)

Totals								$(23,101,587)	$1,975,944	$(25,077,531)

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)
Pay	1-Day CDI	Maturity	6.870%	Maturity	01/04/27	JPMC	BRL	137,560,000	$(116,451)	$—	$(116,451)
Pay	1-Day CDI	Maturity	7.024%	Maturity	01/04/27	CGM	BRL	33,300,000	(3,860)	—	(3,860)
Pay	1-Day CDI	Maturity	7.024%	Maturity	01/04/27	CGM	BRL	39,600,000	(4,591)	19,215	(23,806)
Pay	1-Day CDI	Maturity	7.024%	Maturity	01/04/27	CGM	BRL	42,156,000	(4,887)	23,668	(28,555)
Pay	1-Day CDI	Maturity	7.044%	Maturity	01/04/27	JPMC	BRL	27,400,000	1,766	—	1,766

Totals									$(128,023)	$42,883	$(170,906)

BHFTII-283

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal Pay Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.NA.HY.34.V1	(5.000%)	Quarterly	06/20/25	6.558%	USD	29,230,000	$1,876,566	$1,679,844	$196,722

OTC Credit Default Swaps on Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Received	Unrealized Appreciation
Daimler AG 1.400%, due 01/12/24	(1.000%)	Quarterly	12/20/24	MSC	1.149%	EUR	11,300,000	$393,658	$(255,323)	$648,981

OTC Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Depreciation
Volkswagen International Finance NV 0.500%, due 03/30/21	1.000%	Quarterly	12/20/24	MSC	3.864%	EUR	11,300,000	$(612,834)	$133,827	$(746,661)

Securities in amount of $3,428,632 have been received at the custodian bank as collateral for OTC swap and option contracts.

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(CGM)—	Citigroup Global Markets, Inc.
(GSBU)—	Goldman Sachs Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.
(MSC)—	Morgan Stanley & Co.

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(RUB)—	Russian Ruble
(SAR)—	Saudi Arabian Riyal
(SEK)—	Swedish Krona
(TRY)—	Turkish Lira
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

BHFTII-284

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Glossary of Abbreviations—(Continued)

Index Abbreviations

(CDI)—	Brazil Interbank Deposit Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(COFI)—	11th District Cost of Fund Index
(EURIBOR)—	Euro InterBank Offered Rate
(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(ICE)—	Intercontinental Exchange, Inc.
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Aerospace/Defense	$—	$16,350,502	$—	$16,350,502
Agriculture	—	7,368,486	—	7,368,486
Airlines	—	12,439,969	—	12,439,969
Apparel	—	8,073,309	—	8,073,309
Auto Manufacturers	—	15,529,165	—	15,529,165
Auto Parts & Equipment	—	3,939,650	—	3,939,650
Banks	—	214,398,654	—	214,398,654
Beverages	—	4,883,727	—	4,883,727
Chemicals	—	1,322,706	—	1,322,706
Commercial Services	—	50,511,261	—	50,511,261
Diversified Financial Services	—	46,992,379	—	46,992,379
Electric	—	27,295,909	—	27,295,909
Electronics	—	7,218,631	—	7,218,631
Energy-Alternate Sources	—	1,330,699	—	1,330,699
Entertainment	—	18,030,622	—	18,030,622
Environmental Control	—	10,665,397	—	10,665,397
Food	—	3,717,037	—	3,717,037
Forest Products & Paper	—	4,075,743	—	4,075,743
Healthcare-Products	—	9,069,876	—	9,069,876
Healthcare-Services	—	53,199,486	—	53,199,486
Home Builders	—	11,530,407	—	11,530,407
Housewares	—	4,525,588	—	4,525,588
Insurance	—	23,405,702	—	23,405,702
Internet	—	33,041,060	—	33,041,060
Investment Companies	—	6,238,990	—	6,238,990
Iron/Steel	—	9,550,052	—	9,550,052
Leisure Time	—	16,109,225	—	16,109,225
Lodging	—	18,683,661	—	18,683,661
Machinery-Diversified	—	2,622,800	—	2,622,800

BHFTII-285

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Media	$—	$102,976,019	$—	$102,976,019
Metal Fabricate/Hardware	—	3,895,165	—	3,895,165
Mining	—	94,790,030	0	94,790,030
Miscellaneous Manufacturing	—	17,688,225	—	17,688,225
Oil & Gas	—	109,537,728	—	109,537,728
Packaging & Containers	—	15,602,130	—	15,602,130
Pharmaceuticals	—	72,476,743	—	72,476,743
Pipelines	—	74,755,638	—	74,755,638
Real Estate	—	6,054,400	—	6,054,400
Real Estate Investment Trusts	—	37,710,695	—	37,710,695
Retail	—	35,715,772	—	35,715,772
Savings & Loans	—	6,761,177	—	6,761,177
Semiconductors	—	5,273,553	—	5,273,553
Software	—	13,243,061	—	13,243,061
Telecommunications	—	97,471,651	—	97,471,651
Transportation	—	15,906,411	—	15,906,411
Trucking & Leasing	—	9,342,500	—	9,342,500
Total Corporate Bonds & Notes	—	1,361,321,591	0	1,361,321,591
Floating Rate Loans
Advertising	—	17,151,340	—	17,151,340
Auto Parts & Equipment	—	8,967,221	—	8,967,221
Building Materials	—	6,800,157	—	6,800,157
Chemicals	—	3,799,500	—	3,799,500
Commercial Services	—	42,779,619	—	42,779,619
Computers	—	10,919,985	—	10,919,985
Diversified Financial Services	—	8,327,066	6,961,807	15,288,873
Engineering & Construction	—	528,525	—	528,525
Entertainment	—	31,252,450	—	31,252,450
Environmental Control	—	729,230	—	729,230
Food	—	6,761,775	—	6,761,775
Food Service	—	4,384,965	—	4,384,965
Healthcare-Products	—	14,690,825	—	14,690,825
Healthcare-Services (Less Unfunded Loan Commitments of $805,946)	—	40,933,375	—	40,933,375
Holding Companies-Diversified	—	453,742	—	453,742
Household Products/Wares	—	1,760,800	—	1,760,800
Insurance	—	20,855,606	—	20,855,606
Leisure Time	—	3,596,058	—	3,596,058
Lodging	—	11,837,744	—	11,837,744
Machinery-Construction & Mining	—	6,584,194	—	6,584,194
Media	—	24,959,549	—	24,959,549
Oil & Gas	—	1,526,560	—	1,526,560
Packaging & Containers	—	14,230,830	—	14,230,830
Pharmaceuticals	—	21,476,445	—	21,476,445
Real Estate Investment Trusts	—	2,898,140	—	2,898,140
Retail	—	34,553,664	—	34,553,664
Software	—	19,881,853	—	19,881,853
Telecommunications	—	9,395,465	—	9,395,465
Transportation	—	8,655,347	—	8,655,347
Total Floating Rate Loans (Less Unfunded Loan Commitments of $805,946)	—	380,692,030	6,961,807	387,653,837
Total Mortgage-Backed Securities*	—	212,586,124	—	212,586,124
Total Asset-Backed Securities*	—	189,949,672	—	189,949,672
Total Foreign Government*	—	157,359,507	—	157,359,507
Total U.S. Treasury & Government Agencies*	—	128,893,960	—	128,893,960
Total Convertible Bonds*	—	29,836,492	—	29,836,492
Total Convertible Preferred Stocks*	8,532,214	—	—	8,532,214
Total Preferred Stocks*	5,693,189	—	—	5,693,189
Total Municipals*	—	3,367,972	—	3,367,972

BHFTII-286

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Diversified Consumer Services	$—	$27,991	$—	$27,991
Media	—	332,090	—	332,090
Oil, Gas & Consumable Fuels	411,182	—	—	411,182
Total Common Stocks	411,182	360,081	—	771,263
Escrow Shares
Energy Equipment & Services	—	—	9,978	9,978
Forest Products & Paper	—	—	0	0
Total Escrow Shares	—	—	9,978	9,978
Total Short-Term Investments*	—	30,930,180	—	30,930,180
Securities Lending Reinvestments
Certificates of Deposit	—	173,516,015	—	173,516,015
Commercial Paper	—	33,946,838	—	33,946,838
Repurchase Agreements	—	27,487,406	—	27,487,406
Time Deposit	—	2,000,000	—	2,000,000
Mutual Funds	16,000,000	—	—	16,000,000
Total Securities Lending Reinvestments	16,000,000	236,950,259	—	252,950,259
Purchased Options
Credit Default Swaptions at Value	—	912,316	—	912,316
Foreign Currency Options at Value	—	4,658,875	—	4,658,875
Options on Exchange-Traded Futures Contracts at Value	6,671,913	—	—	6,671,913
Total Purchased Options	$6,671,913	$5,571,191	$—	$12,243,104
Total Net Investments	$37,308,498	$2,737,819,059	$6,971,785	$2,782,099,342

Collateral for Securities Loaned (Liability)	$—	$(253,362,524)	$—	$(253,362,524)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$35,732,490	$—	$35,732,490
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(48,834,458)	—	(48,834,458)
Total Forward Contracts	$—	$(13,101,968)	$—	$(13,101,968)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$55,770,723	$—	$—	$55,770,723
Futures Contracts (Unrealized Depreciation)	(9,979,949)	—	—	(9,979,949)
Total Futures Contracts	$45,790,774	$—	$—	$45,790,774
Written Options
Foreign Currency Options at Value	$—	$(15,027,070)	$—	$(15,027,070)
Options on Exchange-Traded Futures Contracts at Value	(1,818,515)	—	—	(1,818,515)
Total Written Options	$(1,818,515)	$(15,027,070)	$—	$(16,845,585)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$3,341,338	$—	$3,341,338
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(28,222,147)	—	(28,222,147)
Total Centrally Cleared Swap Contracts	$—	$(24,880,809)	$—	$(24,880,809)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$395,424	$—	$395,424
OTC Swap Contracts at Value (Liabilities)	—	(742,623)	—	(742,623)
Total OTC Swap Contracts	$—	$(347,199)	$—	$(347,199)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2020 is not presented.

BHFTII-287

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—86.9% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—44.1%
Fannie Mae 20 Yr. Pool
3.000%, 12/01/37	1,303,343	$1,378,629
4.500%, 11/01/31	481,119	528,339
4.500%, 12/01/31	675,072	741,022
Fannie Mae 30 Yr. Pool
3.000%, 09/01/42	6,589,780	6,979,999
3.000%, 08/01/46	773,679	817,439
3.000%, 09/01/46	2,634,225	2,784,927
3.000%, 10/01/46	1,164,905	1,229,321
3.000%, 11/01/46	19,578,698	20,651,600
3.000%, 08/01/47	80,333	84,857
3.000%, 01/01/48	227,928	240,086
3.000%, 11/01/48	3,640,995	3,814,658
3.000%, 06/01/49	280,552	294,323
3.000%, 07/01/49	1,649,256	1,732,642
3.000%, 08/01/49	3,276,269	3,437,465
3.000%, 09/01/49	15,987,829	16,812,324
3.000%, 10/01/49	1,755,655	1,844,330
3.000%, 11/01/49	3,803,880	4,000,500
3.000%, 12/01/49	10,478,761	11,017,329
3.000%, 01/01/50	2,544,365	2,670,182
3.000%, 02/01/50	11,529,916	12,122,398
3.000%, 03/01/50	3,713,351	3,895,429
3.000%, 03/01/50 (a) (d)	1,400,000	1,472,431
3.500%, 12/01/42	335,680	360,496
3.500%, 03/01/43	2,191,804	2,353,332
3.500%, 02/01/45	339,135	364,127
3.500%, 12/01/46	2,932,137	3,147,810
3.500%, 10/01/47	15,238,339	16,102,645
3.500%, 12/01/47	3,358,679	3,575,519
3.500%, 01/01/48	358,432	378,763
3.500%, 03/01/48	12,306,520	13,011,533
3.500%, 06/01/48	6,302,309	6,678,209
3.500%, 07/01/48	4,933,560	5,208,442
3.500%, 02/01/49	354,364	378,325
3.500%, 04/01/49	2,812,487	2,977,136
3.500%, 05/01/49	4,723,916	5,005,907
3.500%, 06/01/49	5,911,621	6,271,095
3.500%, 07/01/49	9,286,855	9,852,512
3.500%, 09/01/49	485,643	514,487
3.500%, 10/01/49	2,639,079	2,811,282
3.500%, 11/01/49	3,241,505	3,437,978
3.500%, 12/01/49	1,085,259	1,156,059
3.500%, 01/01/50	3,377,439	3,573,246
3.500%, 02/01/50	5,076,391	5,385,279
3.500%, 03/01/50	1,781,983	1,885,528
4.000%, 02/01/40	556,089	605,984
4.000%, 06/01/42	4,683,966	5,155,824
4.000%, 07/01/42	2,092,808	2,265,483
4.000%, 05/01/43	11,626,182	12,743,284
4.000%, 10/01/43	6,077,776	6,668,615
4.000%, 04/01/47	6,178,568	6,652,791
4.000%, 05/01/47	2,850,911	3,069,607
4.000%, 08/01/47	25,165,669	26,833,618
4.000%, 05/01/48	11,660,547	12,478,798
4.000%, 09/01/48	198,262	217,445
4.000%, 06/01/49	362,438	387,319

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 10/01/49	3,707,766	3,956,686
4.000%, 12/01/49	1,540,085	1,646,755
4.500%, 10/01/41	3,835,372	4,203,004
4.500%, 10/01/44	983,468	1,077,712
4.500%, 01/01/45	93,583	104,390
4.500%, 01/01/47	531,726	578,195
4.500%, 06/01/47	189,318	205,675
4.500%, 07/01/47	662,884	722,193
4.500%, 08/01/47	1,005,608	1,090,808
4.500%, 10/01/48	1,205,960	1,298,319
4.500%, 11/01/48	464,793	499,779
4.500%, 12/01/48	4,130,391	4,441,965
4.500%, 04/01/49	1,620,155	1,743,092
4.500%, 05/01/49	5,088,178	5,503,308
4.500%, 07/01/49	812,332	877,273
4.500%, 01/01/50	1,531,910	1,646,618
5.000%, 07/01/33	153,907	170,525
5.000%, 09/01/33	185,032	205,032
5.000%, 10/01/35	521,404	577,887
5.000%, 03/01/36	839,010	934,274
5.000%, 01/01/39	6,548	7,262
5.000%, 12/01/39	12,817	14,210
5.000%, 05/01/40	45,295	49,726
5.000%, 07/01/40	29,103	32,289
5.000%, 11/01/40	615,182	682,498
5.000%, 01/01/41	52,477	57,979
5.000%, 02/01/41	43,456	47,001
5.000%, 04/01/41	74,036	82,030
5.000%, 05/01/41	1,484,322	1,645,605
5.000%, 06/01/41	125,496	139,231
5.000%, 07/01/41	1,269,511	1,410,552
5.000%, 10/01/48	1,046,384	1,129,528
5.000%, 11/01/48	3,014,120	3,253,256
5.000%, 12/01/48	2,898,856	3,128,573
5.000%, 08/01/49	4,663,542	5,032,124
6.000%, 04/01/33	56,176	64,565
6.000%, 02/01/34	10,089	11,555
6.000%, 11/01/35	101,204	116,480
6.000%, 08/01/37	224,954	258,928
6.500%, 03/01/26	493	547
6.500%, 04/01/29	46,341	51,951
7.000%, 11/01/28	988	1,018
7.000%, 02/01/29	481	482
7.000%, 01/01/30	1,818	1,869
7.000%, 10/01/37	6,439	7,472
7.000%, 11/01/37	19,465	22,043
7.000%, 12/01/37	19,201	23,464
7.000%, 02/01/38	9,850	10,980
7.000%, 11/01/38	74,256	88,483
7.000%, 02/01/39	682,650	798,236
7.500%, 04/01/32	11,530	11,756
8.000%, 05/01/28	1,311	1,481
8.000%, 07/01/32	776	853
Fannie Mae Connecticut Avenue Securities (CMO) 1.627%, 1M LIBOR + 0.680%, 10/25/30 (b)	1,044,074	1,025,995

BHFTII-288

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Interest Strip (CMO)
3.500%, 11/25/41 (c)	1,802,264	$219,442
4.000%, 04/25/42 (c)	2,428,530	342,143
4.500%, 11/25/39 (c)	1,223,618	155,506
Fannie Mae Pool
1.700%, 04/01/30 (a) (d)	300,000	309,109
1.850%, 04/01/32 (a) (d)	200,000	206,132
1.950%, 04/01/32 (a) (d)	200,000	209,538
2.060%, 03/01/30	600,000	627,173
2.240%, 10/01/31	300,000	316,628
2.260%, 02/01/30	300,000	318,701
2.300%, 02/01/30	200,000	213,479
2.320%, 02/01/32	300,000	319,403
3.500%, 08/01/42	7,652,592	8,172,676
3.500%, 09/01/42	511,506	546,146
3.500%, 10/01/42	3,688,555	3,938,498
3.530%, 02/01/29	2,160,000	2,492,738
4.000%, 10/01/42	2,015,015	2,210,018
4.000%, 11/01/42	1,425,872	1,564,322
4.000%, 07/01/43	47,627	52,253
4.000%, 08/01/43	1,081,903	1,187,483
6.500%, 12/01/27	3,018	3,026
6.500%, 05/01/32	9,632	10,912
Fannie Mae REMIC Trust Whole Loan (CMO) 4.394%, 01/25/43 (b)	195,406	207,067
Fannie Mae REMICS (CMO)
Zero Coupon, 03/25/42 (e)	320,589	302,327
5.203%, -1x 1M LIBOR + 6.150%, 03/25/42 (b) (c)	5,214,905	888,304
5.203%, -1x 1M LIBOR + 6.150%, 12/25/42 (b) (c)	587,928	115,373
5.500%, 07/25/41	5,837,377	6,770,772
5.500%, 04/25/42	1,356,139	1,560,038
5.583%, -1x 1M LIBOR + 6.530%, 01/25/41 (b) (c)	869,864	196,693
5.603%, -1x 1M LIBOR + 6.550%, 10/25/41 (b) (c)	3,296,613	672,662
5.703%, -1x 1M LIBOR + 6.650%, 02/25/41 (b) (c)	329,365	25,219
5.703%, -1x 1M LIBOR + 6.650%, 03/25/42 (b) (c)	1,260,981	228,665
6.000%, 05/25/42	795,189	920,541
6.500%, 06/25/39	84,099	92,235
6.500%, 07/25/42	1,519,884	1,838,844
Fannie Mae-ACES (CMO)
2.037%, 09/25/26	2,174,452	2,231,826
2.232%, 02/25/27	2,394,129	2,496,699
3.061%, 05/25/27 (b)	200,000	217,222
Freddie Mac 20 Yr. Gold Pool
3.000%, 02/01/38	1,582,214	1,666,365
3.000%, 04/01/38	1,326,948	1,398,505
Freddie Mac 30 Yr. Gold Pool
3.000%, 04/01/47	1,175,389	1,239,560
3.000%, 01/01/48	3,593,093	3,777,727
3.000%, 04/01/48	13,864,072	14,605,928
3.000%, 09/01/48	2,440,146	2,578,132
3.500%, 06/01/46	715,959	765,055
3.500%, 09/01/48	465,293	492,451
3.500%, 12/01/48	6,994,970	7,409,673
4.000%, 07/01/43	3,403,962	3,736,328
4.000%, 08/01/43	2,730,451	2,997,063
4.000%, 12/01/47	623,882	670,441

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.000%, 04/01/48	375,734	400,904
4.000%, 05/01/48	1,896,767	2,029,544
4.500%, 06/01/38	1,091,457	1,193,653
4.500%, 02/01/47	394,523	427,031
4.500%, 03/01/47	59,679	64,912
4.500%, 04/01/47	890,690	970,278
4.500%, 05/01/47	544,754	591,768
4.500%, 06/01/47	1,977,016	2,154,323
4.500%, 07/01/47	48,106	52,349
5.000%, 08/01/33	14,173	15,690
5.000%, 01/01/36	23,860	26,487
5.000%, 01/01/40	21,982	24,372
5.000%, 04/01/41	17,865	19,604
5.000%, 06/01/41	3,038,595	3,363,219
5.000%, 04/01/44	22,900	25,192
5.000%, 07/01/48	66,744	72,167
5.000%, 10/01/48	469,217	507,141
6.000%, 10/01/36	556,078	639,907
6.500%, 09/01/39	199,109	235,503
8.000%, 09/01/30	2,708	3,231
Freddie Mac 30 Yr. Pool
3.000%, 01/01/48	2,609,993	2,754,598
3.000%, 03/01/49	1,537,518	1,612,958
3.000%, 04/01/49	242,411	254,811
3.000%, 06/01/49	1,443,697	1,517,460
3.000%, 07/01/49	1,993,918	2,097,343
3.000%, 08/01/49	8,858,358	9,292,739
3.000%, 09/01/49	24,662,857	25,932,919
3.000%, 10/01/49	4,594,666	4,827,828
3.000%, 01/01/50	14,329,084	15,048,994
3.000%, 02/01/50	4,667,980	4,902,790
3.000%, 03/01/50	10,473,158	11,005,348
3.500%, 06/01/47	577,123	614,292
3.500%, 02/01/48	2,389,927	2,534,615
3.500%, 06/01/48	4,384,596	4,648,288
3.500%, 08/01/48	5,514,217	5,822,541
3.500%, 10/01/48	12,828,352	13,547,957
3.500%, 12/01/48	6,373,650	6,754,128
3.500%, 03/01/49	5,809,326	6,141,188
3.500%, 05/01/49	706,350	746,637
3.500%, 09/01/49	286,878	303,929
3.500%, 11/01/49	1,178,233	1,246,086
3.500%, 12/01/49	1,464,055	1,552,244
3.500%, 01/01/50	2,877,763	3,043,492
3.500%, 02/01/50	2,289,540	2,433,321
3.500%, 03/01/50	400,000	423,244
4.000%, 01/01/47	118,018	126,960
4.000%, 07/01/47	5,424,323	5,814,765
4.000%, 09/01/48	6,571,285	7,006,469
4.000%, 11/01/49	1,399,554	1,495,103
4.000%, 02/01/50	697,475	745,145
4.000%, 03/01/50	100,000	107,140
4.500%, 06/01/48	11,244,258	12,108,185
4.500%, 09/01/48	408,332	439,064
4.500%, 02/01/50	987,940	1,065,900

BHFTII-289

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Pool
4.500%, 03/01/50	100,000	$107,724
4.500%, 03/25/50 (a) (d)	1,400,000	1,508,856
5.000%, 08/01/48	190,840	206,213
5.000%, 10/01/48	206,155	222,786
5.000%, 11/01/48	493,008	532,477
Freddie Mac Gold Pool
3.500%, 02/01/44	368,927	394,062
4.000%, 04/01/43	1,194,472	1,311,285
4.000%, 08/01/43	685,604	753,104
Freddie Mac Multifamily Structured Pass-Through Certificates
0.290%, 01/25/27 (b) (c)	73,660,963	1,271,410
0.363%, 12/25/28 (b) (c)	63,054,546	1,807,894
0.482%, 01/25/34 (b) (c)	51,876,151	2,496,898
0.507%, 01/25/29 (b) (c)	85,858,669	3,389,477
3.291%, 03/25/27	4,670,000	5,245,369
Freddie Mac Pool
3.500%, 10/01/42	863,634	922,157
Freddie Mac REMICS (CMO)
4.500%, 04/15/32	226,121	252,709
6.000%, 05/15/36	371,870	442,256
8.500%, 06/15/21	2	2
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
2.147%, 1M LIBOR + 1.200%, 07/25/29 (b)	1,798,105	1,787,845
3.147%, 1M LIBOR + 2.200%, 09/25/24 (b)	2,920,962	2,900,809
Ginnie Mae I 30 Yr. Pool
3.000%, 09/15/42	745,434	793,546
3.000%, 10/15/42	3,845,575	4,085,555
3.000%, 11/15/42	1,443,816	1,533,918
3.500%, 06/15/48	4,821,959	5,186,271
5.500%, 06/15/36	331,060	375,955
6.000%, 03/15/33	586,524	665,258
6.500%, 06/15/31	2,395	2,652
6.500%, 08/15/34	135,614	154,854
7.500%, 09/15/29	1,367	1,559
8.500%, 06/15/25	11,977	13,436
Ginnie Mae II 30 Yr. Pool
3.000%, 11/20/46	576,662	616,659
3.000%, 09/20/47	194,986	206,590
3.000%, 11/20/47	269,815	287,813
3.000%, 12/20/47	2,754,506	2,937,159
3.000%, 01/20/50	998,311	1,056,783
3.500%, 06/20/44	1,938,724	2,060,525
3.500%, 03/20/45	161,122	171,238
3.500%, 09/20/46	54,575	58,356
3.500%, 02/20/48	2,606,210	2,764,232
3.500%, 02/20/49	65,930	69,498
3.500%, 10/20/49	1,823,164	1,890,686
3.500%, 02/20/50	499,148	536,757
4.000%, 09/20/45	980,210	1,058,988
4.000%, 11/20/45	6,540,422	7,066,776
4.000%, 06/20/47	1,438,130	1,547,328
4.000%, 11/20/47	1,669,411	1,791,915
4.000%, 12/20/47	651,966	694,549
4.000%, 02/20/48	668,700	720,627
4.000%, 03/20/48	770,570	828,494

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
4.000%, 04/20/48	753,731	810,402
4.000%, 11/20/49	198,896	215,659
4.000%, 01/20/50	299,174	322,283
4.000%, 02/20/50	299,583	325,511
4.500%, 01/20/40	474,829	523,128
4.500%, 05/20/40	616,446	679,136
4.500%, 09/20/40	13,251	14,599
4.500%, 01/20/41	104,881	115,559
4.500%, 07/20/41	701,164	772,720
4.500%, 06/20/48	1,915,602	2,050,355
4.500%, 07/20/48	313,158	335,962
4.500%, 09/20/48	2,485,027	2,653,289
4.500%, 01/20/49	5,563,881	5,912,134
4.500%, 03/20/49	1,664,909	1,770,567
4.500%, 04/20/49	1,052,721	1,117,644
4.500%, TBA (f)	3,700,000	3,927,926
5.000%, 07/20/40	472,337	522,362
5.000%, 01/20/49	3,439,248	3,669,263
6.000%, 11/20/34	1,094	1,260
6.000%, 06/20/35	1,647	1,877
6.000%, 07/20/36	92,851	105,848
6.000%, 09/20/36	4,591	5,231
6.000%, 07/20/38	237,864	271,064
6.000%, 09/20/38	624,258	711,751
6.000%, 06/20/39	3,226	3,678
6.000%, 05/20/40	57,951	66,049
6.000%, 06/20/40	164,802	187,776
6.000%, 08/20/40	81,163	92,566
6.000%, 09/20/40	185,968	211,899
6.000%, 10/20/40	128,319	146,308
6.000%, 11/20/40	196,270	223,765
6.000%, 01/20/41	124,962	142,460
6.000%, 03/20/41	680,517	775,562
6.000%, 07/20/41	135,857	154,841
6.000%, 12/20/41	90,631	103,348
6.500%, 10/20/37	214,594	250,940
Government National Mortgage Association (CMO)
Zero Coupon, 09/16/46 (b) (c)	18,144,294	74,419
0.132%, 02/16/48 (b) (c)	3,340,107	53,564
0.239%, 02/16/53 (b) (c)	11,834,296	147,716
0.264%, 03/16/49 (b) (c)	6,805,983	45,331
0.416%, 05/16/54 (b) (c)	12,468,770	195,651
0.493%, 04/16/54 (b) (c)	109,361,489	2,040,259
0.508%, 10/16/54 (b) (c)	30,213,609	635,749
0.665%, 03/16/60 (b) (c)	6,769,035	358,102
0.750%, 12/16/59 (b) (c)	58,114,391	3,424,402
0.773%, 10/16/58 (b) (c)	24,042,239	1,471,505
0.780%, 09/16/55 (b) (c)	16,710,640	769,503
0.952%, 12/16/56 (b) (c)	42,648,161	2,741,970
1.038%, 09/16/44 (b) (c)	10,400,875	392,062
1.229%, 02/16/46 (b) (c)	16,061,472	657,419
2.042%, 1M LIBOR + 0.380%, 12/20/60 (b)	13,703,666	13,480,682
2.062%, 1M LIBOR + 0.400%, 12/20/60 (b)	3,711,442	3,660,953
2.092%, 1M LIBOR + 0.430%, 10/20/64 (b)	5,609,109	5,511,445
2.142%, 1M LIBOR + 0.480%, 03/20/61 (b)	3,008,940	2,974,316

BHFTII-290

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO)
2.162%, 1M LIBOR + 0.500%, 12/20/60 (b)	30,683,426	$30,316,230
2.224%, 12M LIBOR + 0.250%, 10/20/68 (b)	2,697,297	2,632,000
3.000%, 07/20/49	1,864,015	1,954,148
3.000%, 10/20/49	1,095,795	1,172,216
3.150%, 06/16/60	4,868,143	5,009,974
5.395%, -1x 1M LIBOR + 6.100%, 08/16/42 (b) (c)	797,058	170,719
5.727%, -1x 1M LIBOR + 6.500%, 03/20/39 (b) (c)	65,908	1,966
5.877%, -1x 1M LIBOR + 6.650%, 01/20/40 (b) (c)	426,746	38,843
Uniform Mortgage-Backed Securities
2.500%, TBA (f)	2,600,000	2,683,298
3.000%, TBA (f)	3,300,000	3,455,581
3.500%, TBA (f)	21,400,000	22,633,431
4.500%, TBA (f)	67,100,000	72,174,937
5.000%, TBA (f)	3,700,000	3,991,333

		853,850,773

Federal Agencies—30.9%
Federal Agricultural Mortgage Corp. 2.600%, 03/29/21	20,000,000	20,470,356
Federal Farm Credit Bank
1.480%, 03/10/26	10,000,000	10,005,889
1.750%, 10/26/20	15,000,000	15,126,762
1.900%, 11/27/20	20,000,000	20,213,557
2.100%, 06/24/21	20,000,000	20,072,455
2.550%, 06/11/20	10,000,000	10,042,308
2.700%, 10/26/27	10,000,000	11,293,878
2.750%, 04/25/22	20,000,000	20,891,454
Federal Home Loan Bank
1.375%, 09/28/20	10,000,000	10,053,068
1.875%, 11/29/21	40,000,000	40,947,340
2.125%, 06/09/23	17,700,000	18,683,022
2.500%, 02/13/24	10,000,000	10,772,203
2.750%, 12/13/24	10,000,000	10,985,305
3.250%, 11/16/28 (g)	40,000,000	47,327,660
5.250%, 12/11/20	12,000,000	12,414,165
Federal Home Loan Mortgage Corp.
Zero Coupon, 12/14/29	7,443,000	6,400,486
Zero Coupon, 12/17/29	5,562,000	4,782,331
2.750%, 06/19/23	20,000,000	21,424,607
Federal National Mortgage Association 2.625%, 09/06/24 (g)	22,000,000	23,998,306
Freddie Mac Strips
Zero Coupon, 07/15/28	5,400,000	4,791,949
Zero Coupon, 07/15/32	5,000,000	4,065,234
New Valley Generation II 5.572%, 05/01/20	1,477,879	1,478,812
Overseas Private Investment Corp.
Zero Coupon, 07/01/22	4,206,631	4,500,593
Zero Coupon, 07/17/25	17,339,771	18,561,954
2.310%, 11/15/30	7,031,975	7,452,945
3.330%, 05/15/33	6,447,273	7,211,355
3.490%, 12/20/29	10,094,023	11,346,447
3.540%, 06/15/30	12,059,000	13,578,466

Federal Agencies—(Continued)
Residual Funding Corp. Principal Strip
Zero Coupon, 07/15/20	14,864,000	14,840,543
Zero Coupon, 10/15/20	38,159,000	38,049,887
Zero Coupon, 01/15/21	20,000,000	19,893,744
Zero Coupon, 01/15/30	25,000,000	21,598,073
Zero Coupon, 04/15/30	30,000,000	25,763,738
Resolution Funding Corp. Interest Strip
Zero Coupon, 07/15/26	4,230,000	3,912,081
Zero Coupon, 10/15/29	14,996,000	13,088,589
Tennessee Valley Authority 3.875%, 02/15/21 (g)	35,000,000	35,925,391
United States Department of Housing and Urban Development
2.668%, 08/01/24	8,000,000	8,660,962
2.738%, 08/01/25	6,000,000	6,699,896

		597,325,811

U.S. Treasury—11.9%
U.S. Treasury Inflation Indexed Bonds
0.250%, 02/15/50 (g) (h)	10,032,800	10,348,131
0.750%, 02/15/45 (h)	8,872,497	10,145,756
1.000%, 02/15/48 (h)	8,190,180	10,091,409
1.375%, 02/15/44 (h)	43,163,250	55,392,924
U.S. Treasury Inflation Indexed Notes 0.125%, 01/15/30 (h)	24,762,985	25,543,866
U.S. Treasury Notes
1.125%, 02/28/25 (g)	60,000	62,229
1.375%, 05/31/21	13,000,000	13,189,922
1.500%, 01/31/27	3,000,000	3,192,539
1.500%, 02/15/30 (g)	17,000,000	18,326,797
1.625%, 09/30/26	5,000,000	5,351,953
1.625%, 11/30/26 (g)	35,000,000	37,497,852
1.875%, 07/31/26	33,000,000	35,799,844
2.500%, 01/15/22	4,000,000	4,161,875

		229,105,097

Total U.S. Treasury & Government Agencies (Cost $1,609,646,405)		1,680,281,681

Foreign Government—7.9%

Sovereign—7.9%
Abu Dhabi Government International Bond 3.125%, 09/30/49 (144A)	10,000,000	9,300,000
Colombia Government International Bond 5.625%, 02/26/44	4,840,000	5,311,900
Indonesia Government International Bonds
3.750%, 04/25/22 (144A)	410,000	412,383
3.750%, 04/25/22	1,900,000	1,911,042
4.750%, 02/11/29	6,280,000	6,796,440
4.875%, 05/05/21	2,957,000	2,979,591
5.875%, 01/15/24 (144A)	1,060,000	1,150,309
Israel Government AID Bonds
5.500%, 12/04/23	24,290,000	27,994,530
5.500%, 04/26/24	21,550,000	25,275,706

BHFTII-291

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Mexico Government International Bond 4.500%, 04/22/29	12,280,000	$12,587,123
Panama Government International Bonds
3.750%, 03/16/25	5,650,000	5,868,994
4.500%, 05/15/47	3,200,000	3,504,032
4.500%, 04/01/56	1,450,000	1,569,625
Peruvian Government International Bonds
5.625%, 11/18/50	1,900,000	2,831,000
6.550%, 03/14/37	2,770,000	3,964,590
Poland Government International Bond 4.000%, 01/22/24	7,870,000	8,561,805
Qatar Government International Bond 5.103%, 04/23/48 (144A)	7,300,000	8,851,542
Ukraine Government AID Bond 1.471%, 09/29/21	20,000,000	20,323,651
Uruguay Government International Bond 5.100%, 06/18/50	3,200,000	3,644,032

Total Foreign Government (Cost $149,958,705)		152,838,295

Corporate Bonds & Notes—7.1%

Chemicals—0.1%
Equate Petrochemical B.V. 4.250%, 11/03/26 (144A)	1,540,000	1,463,123

Diversified Financial Services—3.9%
Postal Square L.P. 6.500%, 06/15/22	3,165,300	3,326,055
Private Export Funding Corp.
2.300%, 09/15/20	28,000,000	28,158,298
2.650%, 02/16/21 (144A)	20,000,000	20,424,392
3.250%, 06/15/25	20,000,000	22,731,080

		74,639,825

Electric—0.4%
Enel Chile S.A. 4.875%, 06/12/28	4,000,000	3,944,000
Perusahaan Listrik Negara PT 5.450%, 05/21/28 (144A)	4,000,000	4,174,960

		8,118,960

Oil & Gas—0.3%
Ecopetrol S.A. 5.375%, 06/26/26 (g)	4,260,000	4,140,720
Petroleos Mexicanos 6.375%, 01/23/45	3,610,000	2,333,721

		6,474,441

Sovereign—2.4%
National Credit Union Administration Guaranteed Notes Trust 3.450%, 06/12/21	45,000,000	46,522,134

Total Corporate Bonds & Notes (Cost $136,676,760)		137,218,483

Mortgage-Backed Securities—2.4%
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—2.4%
Alternative Loan Trust 0.973%, 1M LIBOR + 0.200%, 07/20/46 (b)	1,657,806	1,110,496
Banc of America Funding Trust
1.777%, 1M LIBOR + 0.150%, 02/27/37 (144A) (b)	4,916,818	4,574,423
2.414%, COFI + 1.430%, 06/20/35 (b)	148,547	98,975
Banc of America Mortgage Trust 4.441%, 07/25/35 (b)	30,614	26,530
BCAP LLC Trust 1.840%, 1M LIBOR + 0.150%, 11/27/36 (144A) (b)	6,786,866	6,548,898
Citigroup Mortgage Loan Trust 4.380%, 1Y H15 + 2.400%, 10/25/35 (b)	53,339	47,467
Connecticut Avenue Securities Trust 1.747%, 1M LIBOR + 0.800%, 01/25/40 (144A) (b)	4,789,380	4,579,382
Countrywide Alternative Loan Trust 1.527%, 1M LIBOR + 0.580%, 05/25/34 (b)	129,878	127,447
Countrywide Home Loan Reperforming Loan REMIC Trust 1.367%, 1M LIBOR + 0.420%, 07/25/36 (144A) (b)	360,667	301,267
GMAC Mortgage Corp. Loan Trust 4.049%, 11/19/35 (b)	207,451	173,267
GS Mortgage-Backed Securities Trust 3.750%, 10/25/57 (144A)	4,283,154	4,352,290
JPMorgan Mortgage Trust
3.500%, 10/25/48 (144A) (b)	3,072,679	3,156,523
3.881%, 06/25/34 (b)	71,413	61,907
MASTR Adjustable Rate Mortgages Trust
1.147%, 1M LIBOR + 0.200%, 05/25/47 (b)	3,363,028	3,603,367
3.065%, 02/25/34 (b)	128,229	103,633
MASTR Reperforming Loan Trust
1.297%, 1M LIBOR + 0.350%, 05/25/35 (144A) (b)	223,392	99,799
3.979%, 05/25/35 (144A) (b)	2,598,700	1,754,597
7.000%, 08/25/34 (144A)	274,370	171,327
Morgan Stanley Mortgage Loan Trust
1.087%, 1M LIBOR + 0.140%, 06/25/36 (b)	513,241	162,418
3.506%, 07/25/35 (b)	105,381	84,359
New Residential Mortgage Loan Trust
3.250%, 09/25/56 (144A) (b)	2,567,957	2,606,551
4.000%, 02/25/57 (144A) (b)	2,190,062	2,267,049
4.000%, 05/25/57 (144A) (b)	3,796,075	3,936,077
4.250%, 12/25/57 (144A) (b)	3,873,041	3,918,129
NovaStar Mortgage Funding Trust 0.780%, 1M LIBOR + 0.380%, 09/25/46 (b)	1,095,653	951,570
Provident Funding Mortgage Loan Trust
4.123%, 05/25/35 (b)	79,779	79,637
4.494%, 10/25/35 (b)	22,770	20,237
SACO I Trust 8.919%, 06/25/21 (144A) (b)	159,424	145,703
Structured Asset Mortgage Investments II Trust 1.127%, 1M LIBOR + 0.180%, 07/25/46 (b)	144,752	110,361
Structured Asset Securities Corp.
1.297%, 1M LIBOR + 0.350%, 04/25/35 (144A) (b)	1,805,365	1,471,892
4.081%, 06/25/35 (144A) (b)	97,411	83,533

Total Mortgage-Backed Securities (Cost $47,497,546)		46,729,111

BHFTII-292

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Asset-Backed Securities—0.8%

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—0.2%
Hertz Vehicle Financing II L.P. 3.290%, 02/25/24 (144A)	4,710,000	$4,443,303

Asset-Backed - Home Equity—0.3%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 1.772%, 1M LIBOR + 0.825%, 05/25/34 (b)	4,771,705	4,271,779
Home Equity Mortgage Loan Asset-Backed Trust 1.207%, 1M LIBOR + 0.260%, 06/25/36 (b)	3,608,986	302,354
Morgan Stanley Mortgage Loan Trust
1.037%, 1M LIBOR + 0.090%, 12/25/36 (b)	177,088	74,760
1.247%, 1M LIBOR + 0.300%, 03/25/36 (b)	281,710	271,527
Structured Asset Securities Corp. Mortgage Loan Trust 1.167%, 1M LIBOR + 0.220%, 02/25/36 (144A) (b)	4,631,080	176,444

		5,096,864

Asset-Backed - Other—0.2%
Countrywide Revolving Home Equity Loan Trust 0.845%, 1M LIBOR + 0.140%, 07/15/36 (b)	361,403	327,756
Towd Point Mortgage Trust 2.250%, 04/25/56 (144A) (b)	4,047,174	4,003,978

		4,331,734

Asset-Backed - Student Loan—0.1%
National Credit Union Administration Guaranteed Notes Trust 1.075%, 1M LIBOR + 0.350%, 12/07/20 (b)	2,553,438	2,544,245

Total Asset-Backed Securities (Cost $22,220,481)		16,416,146

Short-Term Investment—0.5%

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $8,836,199; collateralized by U.S. Treasury Note at 1.750%, maturing 06/30/22, with a market value of $9,014,536.	8,836,199	8,836,199

Total Short-Term Investments (Cost $8,836,199)		8,836,199

Securities Lending Reinvestments (i)—4.7%

Repurchase Agreements—0.9%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.010%, due on 04/01/20 with a maturity value of $3,740,696; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $3,815,510.	3,740,695	3,740,695

Repurchase Agreements—(Continued)
CF Secured LLC Repurchase Agreement dated 03/31/20 at 0.040%, due on 04/01/20 with a maturity value of $5,000,006; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 6.500%, maturity dates ranging from 10/31/20 - 01/01/50, and an aggregate market value of $5,100,006.	5,000,000	5,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/20 at 0.250%, due on 04/01/20 with a maturity value of $5,000,035; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.625%, maturity dates ranging from 08/31/20 - 02/15/49, and various Common Stock with an aggregate market value of $5,486,460.	5,000,000	5,000,000
Societe Generale Repurchase Agreement dated 03/31/20 at 0.580%, due on 04/01/20 with a maturity value of $4,000,064; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/25, and various Common Stock with an aggregate market value of $4,444,144.	4,000,000	4,000,000

		17,740,695

Time Deposit—0.1%
Rabobank International Netherlands 0.080%, 04/01/20	1,000,000	1,000,000

Mutual Funds—3.7%
BlackRock Liquidity Funds, Institutional Shares 0.340% (j)	14,000,000	14,000,000
Fidelity Government Portfolio, Institutional Class 0.340% (j)	15,000,000	15,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (j)	12,000,000	12,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.250% (j)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.430% (j)	15,000,000	15,000,000
Wells Fargo Government Money Market Fund, Select Class 0.350% (j)	15,000,000	15,000,000

		72,000,000

Total Securities Lending Reinvestments (Cost $90,740,695)		90,740,695

Total Investments—110.3% (Cost $2,065,576,791)		2,133,060,610
Other assets and liabilities (net)—(10.3)%		(198,775,904)

Net Assets—100.0%		$1,934,284,706

BHFTII-293

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Interest only security.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2020, these securities represent 0.2% of net assets.
(e)	Principal only security.
(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(g)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $109,775,558 and the collateral received consisted of cash in the amount of $90,740,695 and non-cash collateral with a value of $22,183,217. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(h)	Principal amount of security is adjusted for inflation.
(i)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(j)	The rate shown represents the annualized seven-day yield as of March 31, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020, the market value of 144A securities was $94,367,874, which is 4.9% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 Year Futures	06/19/20	1,004	USD	139,242,250	$4,806,109
U.S. Treasury Note 5 Year Futures	06/30/20	58	USD	7,270,844	83,991

Futures Contracts—Short
U.S. Treasury Long Bond Futures	06/19/20	(315)	USD	(56,404,688)	(4,015,893)
U.S. Treasury Ultra Long Bond Futures	06/19/20	(530)	USD	(117,593,750)	(8,333,242)

Net Unrealized Depreciation					$(7,459,035)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(COFI)—	11th District Cost of Fund Index
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTII-294

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
U.S. Treasury & Government Agencies
Agency Sponsored Mortgage—Backed	$—	$850,144,707	$3,706,066	$853,850,773
Federal Agencies	—	597,325,811	—	597,325,811
U.S. Treasury	—	229,105,097	—	229,105,097
Total U.S. Treasury & Government Agencies	—	1,676,575,615	3,706,066	1,680,281,681
Total Foreign Government*	—	152,838,295	—	152,838,295
Total Corporate Bonds & Notes*	—	137,218,483	—	137,218,483
Total Mortgage-Backed Securities*	—	46,729,111	—	46,729,111
Total Asset-Backed Securities*	—	16,416,146	—	16,416,146
Total Short-Term Investment*	—	8,836,199	—	8,836,199
Securities Lending Reinvestments
Repurchase Agreements	—	17,740,695	—	17,740,695
Time Deposit	—	1,000,000	—	1,000,000
Mutual Funds	72,000,000	—	—	72,000,000
Total Securities Lending Reinvestments	72,000,000	18,740,695	—	90,740,695
Total Investments	$72,000,000	$2,057,354,544	$3,706,066	$2,133,060,610

Collateral for Securities Loaned (Liability)	$—	$(90,740,695)	$—	$(90,740,695)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,890,100	$—	$—	$4,890,100
Futures Contracts (Unrealized Depreciation)	(12,349,135)	—	—	(12,349,135)
Total Futures Contracts	$(7,459,035)	$—	$—	$(7,459,035)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2020 is not presented.

BHFTII-295

Brighthouse Funds Trust II

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by Brighthouse Investment Advisers, LLC (the Adviser”) (each as “pricing services”), pursuant to the authorization of and subject to general oversight by the Board of Trustees (the Board” or “Trustees”) of the Brighthouse Funds Trust II (the “Trust”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its net asset value (“NAV’) to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

BHFTII-296

Brighthouse Funds Trust II

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s Custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

BHFTII-297